                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                                       OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-7704

                              Schwab Capital Trust
                 -----------------------------------------------
               (Exact name of registrant as specified in charter)

             101 Montgomery Street, San Francisco, California 94104
       -------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Randall W. Merk
                              Schwab Capital Trust
             101 Montgomery Street, San Francisco, California 94104
           -----------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (415) 627-7000

Date of fiscal year end: October 31

Date of reporting period:  May 1, 2007 -- July 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS.

SCHWAB CAPITAL TRUST
LAUDUS INTERNATIONAL MARKETMASTERS FUND(TM)

PORTFOLIO HOLDINGS As of July 31, 2007, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                         COST           VALUE
HOLDINGS BY CATEGORY                                  ($ X 1,000)    ($ X 1,000)
--------------------------------------------------------------------------------
  0.1%  COMMON STOCK                                          917          1,314
 95.3%  FOREIGN COMMON STOCK                            2,273,627      2,839,648
  0.5%  PREFERRED STOCK                                     8,083         14,727
   --%  OTHER INVESTMENT                                    1,476          1,468
        COMPANIES
  3.7%  SHORT-TERM INVESTMENTS                            110,456        110,456
--------------------------------------------------------------------------------
 99.6%  TOTAL INVESTMENTS                               2,394,559      2,967,613
  0.4%  OTHER ASSETS AND
        LIABILITIES                                                       12,946
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                     2,980,559

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)

COMMON STOCK 0.1% OF NET ASSETS

MEDIA 0.1%
--------------------------------------------------------------------------------
CTC Media, Inc. (a)*                                      53,800           1,314
                                                                     -----------
TOTAL COMMON STOCK
(COST $917)                                                                1,314
                                                                     -----------

FOREIGN COMMON STOCK 95.3% OF NET ASSETS

AUSTRALIA 4.1%
--------------------------------------------------------------------------------
BANKS 0.2%
Australia & New Zealand Banking Group
   Ltd.                                                  224,800           5,390

CAPITAL GOODS 0.4%
Boart Longyear Group *                                 4,654,769           9,243
United Group Ltd.                                        195,700           3,075
                                                                     -----------
                                                                          12,318
COMMERCIAL SERVICES & SUPPLIES 0.4%
Seek Ltd.                                                369,700           2,626
Transfield Services Ltd.                                 491,389           4,677
Transpacific Industries Group Ltd.                       389,300           4,382
                                                                     -----------
                                                                          11,685
DIVERSIFIED FINANCIALS 0.7%
Allco Finance Group Ltd.                                 236,037           2,127
Babcock & Brown Ltd.                                     192,401           4,556
Challenger Financial Services Group Ltd.                 412,800           1,933
HFA Holdings Ltd.                                        956,693           2,246
Macquarie Bank Ltd.                                      156,200          10,782
                                                                     -----------
                                                                          21,644
ENERGY 0.3%
Arrow Energy NL *                                        841,094           2,007
WorleyParsons Ltd.                                       279,321           7,995
                                                                     -----------
                                                                          10,002
FOOD & STAPLES RETAILING 0.3%
Woolworths Ltd.                                          450,500          10,383

MATERIALS 0.9%
BHP Billiton Ltd. ADR (a)                                362,925          23,147
Oxiana Ltd.                                              739,200           2,301
Sino Gold Mining Ltd. *                                  233,397           1,110
                                                                     -----------
                                                                          26,558
PHARMACEUTICALS & BIOTECHNOLOGY 0.3%
CSL Ltd.                                                 125,700           9,418

REAL ESTATE 0.3%
Commonwealth Property Office Fund                      6,472,203           8,746

RETAILING 0.2%
David Jones Ltd.                                       1,086,517           5,264

TELECOMMUNICATION SERVICES 0.1%
Reverse Corp. Ltd.                                       434,699           2,051
                                                                     -----------
                                                                         123,459
AUSTRIA 0.6%
--------------------------------------------------------------------------------
BANKS 0.3%
Erste Bank der oesterreichischen
   Sparkassen AG                                          40,044           3,013
Raiffeisen International Bank-Holding AG                  41,100           6,148
                                                                     -----------
                                                                           9,161
CAPITAL GOODS 0.3%
Andritz AG                                                58,104           3,942
Wienerberger AG                                           55,100           3,806
                                                                     -----------
                                                                           7,748
                                                                     -----------
                                                                          16,909
BELGIUM 0.5%
--------------------------------------------------------------------------------
FOOD, BEVERAGE & TOBACCO 0.3%
InBev N.V.                                               107,500           8,657

MATERIALS 0.2%
Umicore                                                   22,300           5,057
                                                                     -----------
                                                                          13,714
BERMUDA 4.5%
--------------------------------------------------------------------------------
CAPITAL GOODS 1.0%
Cooper Industries Ltd., Class A (a)                      182,350           9,650
Fong's Industries Co., Ltd.                           10,652,000           7,880
Ingersoll-Rand Co., Ltd., Class A (a)                    146,875           7,391

LAUDUS INTERNATIONAL MARKETMASTERS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
Noble Group Ltd.                                       3,340,000           3,683
                                                                     -----------
                                                                          28,604

COMMERCIAL SERVICES & SUPPLIES 0.1%
Teem Foundation Group Ltd.                             4,616,000           1,715

CONSUMER DURABLES & APPAREL 0.4%
Arts Optical International Holdings Ltd.               8,688,000           3,830
C C Land Holdings Ltd.                                 1,538,000           1,864
Hongguo International Holdings Ltd.                    1,982,000           1,344
Peace Mark Holdings Ltd.                               2,324,000           3,615
                                                                     -----------
                                                                          10,653
DIVERSIFIED FINANCIALS 0.1%
REXCAPITAL Financial Holdings Ltd. *                  28,550,000           4,288

ENERGY 1.3%
Nabors Industries Ltd. (a)*                              537,975          15,730
Seadrill Ltd. *                                          176,000           3,529
Weatherford International Ltd. (a)*                      382,950          21,189
                                                                     -----------
                                                                          40,448
FOOD, BEVERAGE & TOBACCO 0.0%
Synear Food Holdings Ltd.                                861,000           1,136

INSURANCE 0.5%
PartnerRe Ltd. (a)                                        35,325           2,509
Willis Group Holdings Ltd. (a)                           299,600          12,161
                                                                     -----------
                                                                          14,670
MATERIALS 0.2%
Aquarius Platinum Ltd.                                   160,366           4,708

MEDIA 0.0%
Central European Media Enterprises Ltd.,
   Class A (a)*                                           14,800           1,369

RETAILING 0.7%
Dufry South America Ltd. BDR *                           104,343           2,743
Esprit Holdings Ltd.                                     533,400           7,128
Giordano International Ltd.                            9,018,000           3,942
Huabao International Holdings Ltd.                     2,875,000           2,707
Li & Fung Ltd.                                           976,400           3,383
                                                                     -----------
                                                                          19,903
TECHNOLOGY HARDWARE & EQUIPMENT 0.1%
Vtech Holdings Ltd.                                      263,000           2,330

TRANSPORTATION 0.1%
Cosco Pacific Ltd.                                     1,360,000           3,551
                                                                     -----------
                                                                         133,375
BRAZIL 1.4%
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES 0.1%
Anhanguera Educacional Participacoes
   S.A. *                                                112,500           1,807

CONSUMER DURABLES & APPAREL 0.1%
Cyrela Brazil Realty S.A.                                126,600           1,482

FOOD & STAPLES RETAILING 0.1%
Drogasil S.A.                                            222,600           2,027

MATERIALS 0.9%
Aracruz Celulose S.A. ADR (a)                             34,000           2,150
Companhia Vale do Rio Doce ADR (a)                       483,775          23,710
                                                                     -----------
                                                                          25,860
REAL ESTATE 0.1%
BR Malls Participacoes S.A. *                            159,500           1,948
Iguatemi Empresa de Shopping Centers
   S.A.                                                   73,800           1,254
                                                                     -----------
                                                                           3,202
RETAILING 0.1%
Lojas Renner S.A.                                         98,300           1,848
Submarino S.A. *                                          55,700           2,336
                                                                     -----------
                                                                           4,184
SOFTWARE & SERVICES 0.0%
Totvs S.A.                                                29,100             892

TRANSPORTATION 0.0%
Localiza Rent a Car S.A.                                 132,000           1,356
                                                                     -----------
                                                                          40,810
CANADA 6.0%
--------------------------------------------------------------------------------
BANKS 0.2%
Canadian Western Bank                                    194,877           5,091

CAPITAL GOODS 0.2%
CAE, Inc.                                                349,900           4,517
Finning International, Inc.                               66,300           1,740
                                                                     -----------
                                                                           6,257
CONSUMER DURABLES & APPAREL 0.3%
Gildan Activewear, Inc. *                                256,500           8,814

ENERGY 1.2%
Bayou Bend Petroleum Ltd. *                            1,164,933           2,206
Canadian Natural Resources Ltd. (a)                       47,400           3,243
CHC Helicopter Corp., Class A                            285,400           7,713
Ensign Energy Services, Inc. (a)                          35,500             599
Petrobank Energy & Resources Ltd. *                      273,541           7,654
Precision Drilling Trust (a)                              53,550           1,061
Suncor Energy, Inc. (a)                                  122,525          11,085
Talisman Energy, Inc. (a)                                129,225           2,366
Trican Well Service Ltd.                                   2,200              41
                                                                     -----------
                                                                          35,968
FOOD & STAPLES RETAILING 0.2%
Shoppers Drug Mart Corp.                                 120,800           5,918

INSURANCE 0.1%
Manulife Financial Corp. (a)                              91,075           3,328

MATERIALS 2.3%
Agrium, Inc. (a)                                          90,400           3,790
Alcan, Inc. (a)                                          208,075          20,266

LAUDUS INTERNATIONAL MARKETMASTERS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
First Uranium Corp. *                                    164,468           1,536
FNX Mining Co., Inc. *                                    62,300           1,903
Ivanhoe Mines Ltd. *                                     376,800           5,439
Major Drilling Group International *                      79,131           3,384
Potash Corp. of Saskatchewan, Inc. (a)                   216,625          17,490
Silver Wheaton Corp. *                                   162,700           2,228
Sino-Forest Corp. *                                      166,500           2,630
Teck Cominco Ltd., Class B (a)                           212,050           9,415
                                                                     -----------
                                                                          68,081
REAL ESTATE 0.5%
Brookfield Asset Management, Inc., Class A (a)           107,287           3,770
Brookfield Asset Management, Inc., Class A               132,600           4,647
Morguard Real Estate Investment Trust                    155,000           1,969
Northern Property Real Estate Investment
   Trust                                                 255,400           5,214
                                                                     -----------
                                                                          15,600
RETAILING 0.1%
The Forzani Group Ltd., Class A *                         84,038           1,699

TELECOMMUNICATION SERVICES 0.3%
Rogers Communications, Inc., Class B                     215,700           9,750

TRANSPORTATION 0.6%
Canadian National Railway Co. (a)                        153,800           8,018
Canadian Pacific Railway Ltd. (a)                        152,175          11,250
                                                                     -----------
                                                                          19,268
                                                                     -----------
                                                                         179,774
CAYMAN ISLANDS 4.2%
--------------------------------------------------------------------------------
CAPITAL GOODS 0.3%
China Infrastructure Machinery Holdings Ltd.             842,000           1,874
Haitian International Holdings Ltd. *                  3,114,000           2,329
Neo-Neon Holdings Ltd. *                               2,130,000           4,352
                                                                     -----------
                                                                           8,555
CONSUMER DURABLES & APPAREL 0.2%
EganaGoldpfeil (Holdings) Ltd. (c)                     1,562,000             553
Li Ning Co., Ltd.                                      2,473,157           5,861
                                                                     -----------
                                                                           6,414
CONSUMER SERVICES 0.1%
FU JI Food & Catering Services                           562,000           1,603

ENERGY 2.3%
GlobalSantaFe Corp. (a)                                  292,625          20,984
Noble Corp. (a)                                          227,750          23,335
Transocean, Inc. (a)*                                    223,050          23,967
                                                                     -----------
                                                                          68,286
FOOD, BEVERAGE & TOBACCO 0.2%
China Mengniu Dairy Co., Ltd.                          1,458,000           5,138

MATERIALS 0.3%
Lee & Man Paper Manufacturing Ltd.                       572,000           2,438
AMVIG Holdings Ltd.                                    4,602,000           6,193
                                                                     -----------
                                                                           8,631
MEDIA 0.2%
Focus Media Holding Ltd. ADR (a)*                        147,346           6,087

REAL ESTATE 0.3%
Agile Property Holdings Ltd.                           2,808,226           4,904
Greentown China Holdings Ltd.                          1,265,205           2,996
                                                                     -----------
                                                                           7,900
RETAILING 0.1%
Belle International Holdings Ltd. *                    2,066,000           2,402
Parkson Retail Group Ltd.                                278,500           2,082
                                                                     -----------
                                                                           4,484
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.1%
ASM Pacific Technology Ltd.                              450,600           4,129
Himax Technologies, Inc. ADR *                            11,000              56
                                                                     -----------
                                                                           4,185
TECHNOLOGY HARDWARE & EQUIPMENT 0.1%
Foxconn International Holdings Ltd. *                  1,013,000           2,900
                                                                     -----------
                                                                         124,183
CHILE 0.1%
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING 0.1%
Cencosud S.A. ADR, 144A (b)                               53,500           3,303

CHINA 0.2%
--------------------------------------------------------------------------------
CAPITAL GOODS 0.1%
Dongfang Electrical Machinery Co., Ltd.                  404,000           2,586

ENERGY 0.1%
China Oilfield Services Ltd.                           2,440,000           3,516
                                                                     -----------
                                                                           6,102
DENMARK 0.4%
--------------------------------------------------------------------------------
CAPITAL GOODS 0.2%
FLSmidth & Co. A/S                                        61,000           5,373

PHARMACEUTICALS & BIOTECHNOLOGY 0.0%
Genmab A/S *                                               9,300             571

REAL ESTATE 0.2%
TK Development A/S *                                     203,763           4,990
                                                                     -----------
                                                                          10,934

LAUDUS INTERNATIONAL MARKETMASTERS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
EGYPT 0.2%
--------------------------------------------------------------------------------
CAPITAL GOODS 0.1%
Orascom Construction Industries                           45,200           3,175

CONSUMER SERVICES 0.1%
Orascom Hotels & Development *                           176,300           2,037

DIVERSIFIED FINANCIALS 0.0%
Egyptian Financial Group-Hermes Holding                  208,100           1,636
                                                                     -----------
                                                                           6,848
FINLAND 0.4%
--------------------------------------------------------------------------------
AUTOMOBILES & COMPONENTS 0.2%
Nokian Renkaat Oyj                                       197,550           6,511

CAPITAL GOODS 0.0%
Ramirent Oyj                                              39,400           1,092

TRANSPORTATION 0.2%
Finnlines Oyj                                            222,570           4,844
                                                                     -----------
                                                                          12,447
FRANCE 7.0%
--------------------------------------------------------------------------------
BANKS 0.5%
BNP Paribas                                              135,100          14,851

CAPITAL GOODS 1.3%
Carbone Lorraine S.A.                                    131,389          10,201
Nexans S.A.                                              123,961          21,734
Societe Industrielle D'Aviations
   Latecoere S.A.                                        161,390           5,043
Vallourec S.A.                                            10,500           2,716
                                                                     -----------
                                                                          39,694
CONSUMER DURABLES & APPAREL 0.5%
Kaufman & Broad S.A. (c)                                  39,442           2,359
LVMH Moet Hennessy Louis Vuitton S.A.                    101,100          11,298
                                                                     -----------
                                                                          13,657
DIVERSIFIED FINANCIALS 0.3%
Boursorama *                                              95,163           1,478
Eurazeo                                                   29,718           4,164
Financiere Marc de Lacharriere S.A.                       48,437           4,019
                                                                     -----------
                                                                           9,661
ENERGY 0.1%
Bourbon S.A.                                              41,090           2,665

FOOD, BEVERAGE & TOBACCO 0.1%
Groupe Danone ADR (a)                                    153,100           2,205
Remy Cointreau S.A.                                       26,446           1,924
                                                                     -----------
                                                                           4,129
HEALTH CARE EQUIPMENT & SERVICES 0.2%
Essilor International S.A.                                83,100           5,069
Orpea *                                                   32,000           1,759
                                                                     -----------
                                                                           6,828
HOUSEHOLD & PERSONAL PRODUCTS 0.2%
L'Oreal S.A.                                              45,600           5,205

INSURANCE 0.5%
April Group                                               17,200             994
Axa                                                      167,200           6,525
Axa ADR (a)                                               82,325           3,224
Euler Hermes S.A.                                         22,509           3,314
                                                                     -----------
                                                                          14,057
MEDIA 1.6%
Ipsos                                                    155,841           5,449
Publicis Groupe                                          291,100          12,448
Seloger.com *                                             76,751           4,039
Societe Television Francaise 1                           383,800          12,807
Vivendi                                                  333,500          14,166
                                                                     -----------
                                                                          48,909
PHARMACEUTICALS & BIOTECHNOLOGY 0.2%
Boiron S.A.                                               91,556           2,814
Sanofi-Aventis                                            33,400           2,798
                                                                     -----------
                                                                           5,612
REAL ESTATE 0.1%
Klepierre                                                 11,900           1,825

SOFTWARE & SERVICES 0.2%
Cap Gemini S.A.                                           68,400           4,496
Meetic *                                                  50,900           1,806
                                                                     -----------
                                                                           6,302
TECHNOLOGY HARDWARE & EQUIPMENT 0.5%
Neopost S.A.                                             110,344          15,949

TELECOMMUNICATION SERVICES 0.1%
Iliad S.A.                                                23,450           2,138

TRANSPORTATION 0.1%
Norbert Dentressangle                                     20,289           2,124

UTILITIES 0.5%
EDF Energies Nouvelles S.A.                               44,100           2,866
Sechilienne S.A.                                          46,971           3,428
Veolia Environnement                                     116,675           8,669
                                                                     -----------
                                                                          14,963
                                                                     -----------
                                                                         208,569
GEORGIA 0.0%
--------------------------------------------------------------------------------
BANKS 0.0%
Bank of Georgia - Reg'd GDR *                             24,700           1,010

GERMANY 6.3%
--------------------------------------------------------------------------------
AUTOMOBILES & COMPONENTS 1.5%
Bayerische Motoren Werke (BMW) AG                        331,500          20,571
DaimlerChrysler AG - Reg'd                               202,300          18,323
ElringKlinger AG                                          56,633           4,769
                                                                     -----------
                                                                          43,663
CAPITAL GOODS 1.5%
Bauer AG                                                  41,440           3,211

LAUDUS INTERNATIONAL MARKETMASTERS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
Bilfinger Berger AG                                       69,180           5,924
Deutz AG *                                                22,563             292
GEA Group AG *                                            58,800           1,911
Kloeckner & Co., AG                                       86,100           6,365
MTU Aero Engines Holding AG                               81,827           5,524
Q-Cells AG *                                              43,240           3,771
Solarworld AG                                            117,460           5,626
Vossloh AG                                                62,040           7,414
Wacker Construction Equipment AG *                       125,986           4,395
                                                                     -----------
                                                                          44,433
COMMERCIAL SERVICES & SUPPLIES 0.5%
D&S Europe AG *                                          242,986           4,284
GfK AG                                                    82,121           4,264
Wirecard AG *                                            472,738           6,915
                                                                     -----------
                                                                          15,463
CONSUMER DURABLES & APPAREL 0.2%
Gerry Weber International AG                              78,656           2,447
Rational AG                                               20,448           4,091
                                                                     -----------
                                                                           6,538
HOUSEHOLD & PERSONAL PRODUCTS 0.1%
Henkel KGaA                                               78,300           3,833

INSURANCE 0.6%
Allianz SE-Reg'd                                          39,900           8,485
Hannover Rueckversicherung AG - Reg'd                    211,900           9,426
                                                                     -----------
                                                                          17,911
MATERIALS 0.4%
BASF AG ADR (a)                                           72,325           9,362
K&S AG                                                    21,400           3,156
                                                                     -----------
                                                                          12,518
MEDIA 0.2%
CTS Eventim AG                                            20,500             816
Premiere AG *                                            196,437           5,010
                                                                     -----------
                                                                           5,826
REAL ESTATE 0.0%
Colonia Real Estate AG *                                  19,300             749

RETAILING 0.0%
Praktiker Bau- und Heimwerkermaerkte
   Holding AG                                             27,100           1,176

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.1%
Kontron AG                                               139,365           2,939

SOFTWARE & SERVICES 0.7%
SAP AG                                                   153,800           8,327
Software AG                                               84,121           8,415
United Internet AG - Reg'd                               192,000           3,411
                                                                     -----------
                                                                          20,153
TECHNOLOGY HARDWARE & EQUIPMENT 0.4%
Wincor Nixdorf AG                                        118,084          10,454

UTILITIES 0.1%
RWE AG ADR (a)                                            24,325           2,585
                                                                     -----------
                                                                         188,241
GREECE 0.6%
--------------------------------------------------------------------------------
BANKS 0.2%
EFG Eurobank Ergasias                                     70,208           2,494
National Bank of Greece S.A.                              65,380           3,814
                                                                     -----------
                                                                           6,308
CAPITAL GOODS 0.1%
Michaniki S.A.                                           268,717           2,593

CONSUMER DURABLES & APPAREL 0.1%
Jumbo S.A.                                                53,600           1,784
Sprider Stores S.A.                                      134,368           2,083
                                                                     -----------
                                                                           3,867
DIVERSIFIED FINANCIALS 0.1%
Hellenic Exchanges S.A. Holding                          121,909           3,372

FOOD, BEVERAGE & TOBACCO 0.1%
Coca-Cola Hellenic Bottling Co., S.A.                     73,800           3,288
                                                                     -----------
                                                                          19,428
HONG KONG 0.9%
--------------------------------------------------------------------------------
CAPITAL GOODS 0.1%
Singamas Container Holdings Ltd.                       2,608,000           1,904

CONSUMER DURABLES & APPAREL 0.1%
Fountain Set Holdings Ltd.                            11,129,430           4,649

FOOD & STAPLES RETAILING 0.0%
Wumart Stores, Inc., Class H (c)                         954,800             305

MATERIALS 0.3%
China National Building Material Co.,
   Ltd., Class H                                       3,294,000           6,877
Hung Hing Printing Group Ltd.                          3,248,000           1,934
                                                                     -----------
                                                                           8,811
REAL ESTATE 0.4%
China Vanke Co., Ltd., Class B                         1,617,404           4,640
Shenzhen Investment Ltd.                               8,091,000           6,916
                                                                     -----------
                                                                          11,556
                                                                     -----------
                                                                          27,225
INDIA 0.6%
--------------------------------------------------------------------------------
BANKS 0.1%
Housing Development Finance Corp., Ltd.                   32,800           1,611

CAPITAL GOODS 0.1%
Asea Brown Boveri India Ltd.                              81,500           2,294
Bharat Heavy Electricals Ltd.                             43,400           1,843
                                                                     -----------
                                                                           4,137
HOUSEHOLD & PERSONAL PRODUCTS 0.1%
Dabur India Ltd.                                         702,600           1,813

LAUDUS INTERNATIONAL MARKETMASTERS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
REAL ESTATE 0.1%
Unitech Ltd.                                             141,700           1,932

SOFTWARE & SERVICES 0.1%
Financial Technologies (India) Ltd.                       34,600           2,152
NIIT Ltd.                                                118,452           3,117
                                                                     -----------
                                                                           5,269
TELECOMMUNICATION SERVICES 0.1%
Bharti Airtel Ltd. *                                     155,800           3,438
                                                                     -----------
                                                                          18,200
INDONESIA 0.6%
--------------------------------------------------------------------------------
BANKS 0.1%
PT Bank Rakyat Indonesia                               3,180,500           2,122

FOOD, BEVERAGE & TOBACCO 0.1%
PT Bakrie Sumatera Plantations Tbk                    18,094,400           3,567

MATERIALS 0.2%
PT Sumalindo Lestari Jaya Tbk *                        8,774,500           4,303

TELECOMMUNICATION SERVICES 0.2%
PT Telekomunikasi Indonesia                            5,569,000           6,620
                                                                     -----------
                                                                          16,612
IRELAND 1.2%
--------------------------------------------------------------------------------
BANKS 0.6%
Anglo Irish Bank Corp., plc                              269,800           4,997
Bank of Ireland                                          698,600          13,054
                                                                     -----------
                                                                          18,051

CAPITAL GOODS 0.2%
Kingspan Group plc                                       244,570           5,856

FOOD, BEVERAGE & TOBACCO 0.1%
Glanbia plc                                              542,320           2,931
Greencore Group plc                                      147,973           1,010
                                                                     -----------
                                                                           3,941
HEALTH CARE EQUIPMENT & SERVICES 0.0%
United Drug plc                                          229,500           1,213

MEDIA 0.2%
Independent News & Media plc                             997,998           4,403

PHARMACEUTICALS & BIOTECHNOLOGY 0.1%
ICON plc ADR (a)*                                         39,400           1,843
                                                                     -----------
                                                                          35,307
ISRAEL 0.0%
--------------------------------------------------------------------------------
TECHNOLOGY HARDWARE & EQUIPMENT 0.0%
Orbotech Ltd. (a)*                                        25,000             539

ITALY 1.8%
--------------------------------------------------------------------------------
AUTOMOBILES & COMPONENTS 0.1%
Brembo S.p.A                                             190,946           2,756


BANKS 0.1%
Credito Emiliano S.p.A.                                  120,600           1,658

CAPITAL GOODS 0.1%
Prysmian S.p.A. *                                        166,151           4,542

CONSUMER DURABLES & APPAREL 0.3%
Geox S.p.A.                                              197,700           3,614
Luxottica Group S.p.A.                                    90,100           3,274
Safilo Group S.p.A.                                      119,823             646
Tod's S.p.A.                                              21,650           1,977
                                                                     -----------
                                                                           9,511
CONSUMER SERVICES 0.1%
Snai S.p.A. *                                            232,219           2,472

DIVERSIFIED FINANCIALS 0.2%
Azimut Holding S.p.A.                                    475,756           7,857

ENERGY 0.3%
Saipem S.p.A.                                            289,100          10,322

FOOD & STAPLES RETAILING 0.1%
Marr S.p.A.                                              174,154           1,896

MATERIALS 0.0%
Polynt S.p.A.                                            299,620           1,406

TECHNOLOGY HARDWARE & EQUIPMENT 0.1%
Digital Multimedia Technologies S.p.A. *                  24,004           2,089

TRANSPORTATION 0.3%
Ansaldo STS S.p.A. *                                     271,661           3,763
Autostrada Torino-Milano S.p.A.                          234,103           5,490
                                                                     -----------
                                                                           9,253
UTILITIES 0.1%
Hera S.p.A.                                              385,333           1,529
                                                                     -----------
                                                                          55,291
JAPAN 9.4%
--------------------------------------------------------------------------------
AUTOMOBILES & COMPONENTS 0.7%
Denso Corp.                                              130,100           4,901
F.C.C. Co., Ltd.                                         311,000           5,462
Honda Motor Co., Ltd.                                    270,300           9,814
                                                                     -----------
                                                                          20,177
BANKS 0.3%
Fukuoka Financial Group, Inc. *                          634,000           4,073
Suruga Bank Ltd.                                         356,000           4,425
                                                                     -----------
                                                                           8,498
CAPITAL GOODS 1.9%
Advan Co., Ltd.                                           94,600             935
Komatsu Ltd.                                             198,200           6,255
NGK Insulators Ltd.                                      532,000          16,259
Nichias Corp.                                            301,000           3,021
Tadano Ltd.                                              147,000           2,111
Takasago Thermal Engineering Co., Ltd.                   120,000           1,246
Takeuchi Mfg. Co., Ltd.                                  123,200           6,931
The Japan Steel Works Ltd.                               446,000           7,099

LAUDUS INTERNATIONAL MARKETMASTERS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
Toyo Tanso Co., Ltd.                                      46,327           4,254
Ushio, Inc.                                              400,200           7,633
                                                                     -----------
                                                                          55,744
COMMERCIAL SERVICES & SUPPLIES 0.2%
en-Japan, Inc.                                               394           1,512
Meitec Corp.                                             120,000           3,435
Takara Printing Co., Ltd.                                295,780           2,835
                                                                     -----------
                                                                           7,782
CONSUMER DURABLES & APPAREL 0.4%
Makita Corp.                                              96,000           4,436
Shimano, Inc.                                            210,800           6,698
                                                                     -----------
                                                                          11,134
CONSUMER SERVICES 0.0%
Zensho Co., Ltd.                                          95,100           1,006

DIVERSIFIED FINANCIALS 1.8%
Daiwa Securities Group, Inc.                           2,287,300          24,266
Nikko Cordial Corp.                                    1,390,100          18,651
ORIX Corp.                                                36,100           8,664
Osaka Securities Exchange Co., Ltd.                          571           2,393
                                                                     -----------
                                                                          53,974
ENERGY 0.1%
Shinko Plantech Co., Ltd.                                217,000           2,760

HEALTH CARE EQUIPMENT & SERVICES 0.0%
Nakanishi, Inc.                                            8,900           1,035
So-net M3, Inc. *                                             77             234
                                                                     -----------
                                                                           1,269
HOUSEHOLD & PERSONAL PRODUCTS 0.2%
Unicharm Corp.                                           110,800           6,031

MATERIALS 0.5%
Fujimi, Inc.                                              34,000             853
Kuraray Co., Ltd.                                        165,500           1,903
NIFCO, Inc.                                              153,300           3,603
The Nippon Synthetic Chemical Industry
   Co., Ltd.                                             440,000           2,206
Tokai Carbon Co., Ltd.                                   573,000           6,269
                                                                     -----------
                                                                          14,834
MEDIA 0.1%
Jupiter Telecommunications Co., Ltd. *                     4,058           3,085

PHARMACEUTICALS & BIOTECHNOLOGY 0.3%
Takeda Pharmaceutical Co., Ltd.                          129,500           8,436

REAL ESTATE 0.1%
Aeon Mall Co., Ltd.                                       87,700           2,623
K.K. DaVinci Advisors *                                    1,608           1,309
Kenedix, Inc.                                                505             845
                                                                     -----------
                                                                           4,777
RETAILING 0.4%
DeNa Co., Ltd.                                               462           1,938
Honeys Co., Ltd.                                          32,390           1,253
Nitori Co., Ltd.                                          35,110           1,810
Paris Miki, Inc.                                         120,500           1,563
Yamada Denki Co., Ltd.                                    46,400           4,611
                                                                     -----------
                                                                          11,175
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.9%
Miraial Co., Ltd.                                         14,400             885
Rohm Co., Ltd.                                           264,798          22,389
Shinko Electric Industries Co., Ltd.                     127,500           3,071
                                                                     -----------
                                                                          26,345
SOFTWARE & SERVICES 0.5%
Capcom Co., Ltd.                                         206,400           4,145
Internet Initiative Japan, Inc.                              131             410
Nintendo Co., Ltd.                                        20,200           9,739
                                                                     -----------
                                                                          14,294
TECHNOLOGY HARDWARE & EQUIPMENT 0.9%
Hosiden Corp.                                             68,700           1,071
Mitsumi Electric Co., Ltd.                               238,200           9,284
Nippon Chemi-Con Corp.                                   300,000           3,171
Nippon Electric Glass Co., Ltd.                          146,000           2,276
OMRON Corp.                                              269,700           7,148
Taiyo Yuden Co., Ltd.                                    188,000           4,057
                                                                     -----------
                                                                          27,007
TELECOMMUNICATION SERVICES 0.1%
NTT DoCoMo, Inc.                                           1,745           2,423
                                                                     -----------
                                                                         280,751
KAZAKHSTAN 0.1%
--------------------------------------------------------------------------------
BANKS 0.1%
Kazkommertsbank GDR, 144A (a)(b)*                        111,284           2,004

LUXEMBOURG 0.9%
--------------------------------------------------------------------------------
ENERGY 0.6%
Acergy S.A.                                              155,800           4,142
Tenaris S.A. ADR (a)                                     260,825          12,564
                                                                     -----------
                                                                          16,706
TELECOMMUNICATION SERVICES 0.3%
Millicom International Cellular S.A. (a)*                113,936           9,149
                                                                     -----------
                                                                          25,855
MALAYSIA 0.4%
--------------------------------------------------------------------------------
BANKS 0.3%
Bumiputra-Commerce Holdings Berhad                     1,261,300           4,248
Malaysian Plantations Berhad *                         4,218,600           4,047
                                                                     -----------
                                                                           8,295
CAPITAL GOODS 0.0%
Zelan Berhad                                             395,000             641

FOOD, BEVERAGE & TOBACCO 0.1%
Kuala Lumpur Kepong Berhad                               509,800           1,896
                                                                     -----------
                                                                          10,832

LAUDUS INTERNATIONAL MARKETMASTERS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
MEXICO 0.7%
--------------------------------------------------------------------------------
CONSUMER DURABLES & APPAREL 0.2%
Desarrolladora Homex S.A. de C.V. ADR
   (a)*                                                   27,800           1,571
Sare Holding, S.A. de C.V. *                           1,245,400           2,155
Urbi, Desarrollos Urbanos, S.A. de C.V. *                728,300           3,068
                                                                     -----------
                                                                           6,794
DIVERSIFIED FINANCIALS 0.0%
Banco Compartamos S.A. de C.V. *                         254,800           1,392

FOOD & STAPLES RETAILING 0.1%
Wal-Mart de Mexico, Class V                              668,900           2,430

TELECOMMUNICATION SERVICES 0.2%
America Movil S.A. de C.V., Class L                    1,835,800           5,483

TRANSPORTATION 0.2%
Grupo Aeroportuario del Pacifico S.A. de
   C.V., ADR (a)                                         116,700           5,674
                                                                     -----------
                                                                          21,773
NETHERLANDS 4.0%
--------------------------------------------------------------------------------
CAPITAL GOODS 1.5%
Arcadis N.V.                                              51,940           4,834
Draka Holding N.V.                                       133,679           7,282
Grontmij N.V. CVA                                         69,839           3,828
Imtech N.V.                                               75,679           6,730
Koninklijke BAM Groep N.V.                               413,630          11,970
Koninklijke Boskalis Westminster N.V. CVA                 90,879           3,536
Wavin N.V.                                               318,889           7,796
                                                                     -----------
                                                                          45,976
CONSUMER DURABLES & APPAREL 0.5%
Koninklijke (Royal) Philips Electronics N.V.             294,700          11,913
TomTom N.V. *                                             37,800           2,441
                                                                     -----------
                                                                          14,354
DIVERSIFIED FINANCIALS 0.1%
ING Groep N.V. ADR (a)                                    30,275           1,277

ENERGY 1.0%
Core Laboratories N.V. (a)*                                2,000             215
Fugro N.V. CVA                                           100,485           6,687
Schlumberger Ltd. (a)                                    249,175          23,602
                                                                     -----------
                                                                          30,504
FOOD & STAPLES RETAILING 0.2%
Sligro Food Group N.V.                                    68,881           3,264
X 5 Retail Group N.V. GDR *                               61,400           1,883
                                                                     -----------
                                                                           5,147
PHARMACEUTICALS & BIOTECHNOLOGY 0.2%
QIAGEN N.V. *                                            390,257           6,776

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.0%
ASML Holding N.V. *                                       29,800             878

TECHNOLOGY HARDWARE & EQUIPMENT 0.1%
TKH Group N.V. CVA                                        95,289           2,382

TRANSPORTATION 0.4%
Koninklijke Vopak N.V.                                   188,560          10,938
                                                                     -----------
                                                                         118,232
NEW ZEALAND 0.5%
--------------------------------------------------------------------------------
CONSUMER SERVICES 0.1%
Sky City Entertainment Group Ltd.                        763,805           2,827

HEALTH CARE EQUIPMENT & SERVICES 0.2%
Fisher & Paykel Healthcare Corp., Ltd.                 2,777,190           7,133

RETAILING 0.1%
The Warehouse Group Ltd.                                 356,137           1,648

TRANSPORTATION 0.1%
Auckland International Airport Ltd.                    1,517,505           3,832
                                                                     -----------
                                                                          15,440
NORWAY 0.8%
--------------------------------------------------------------------------------
CAPITAL GOODS 0.1%
ODIM A.S.A. *                                            295,112           3,402

COMMERCIAL SERVICES & SUPPLIES 0.1%
Stepstone A.S.A. *                                       380,433           1,535

CONSUMER DURABLES & APPAREL 0.1%
Ekornes A.S.A.                                           162,100           3,614

DIVERSIFIED FINANCIALS 0.0%
Acta Holding A.S.A.                                       85,442             386

ENERGY 0.4%
Deep Sea Supply plc                                      722,196           3,242
Electromagnetic GeoServices A/S *                         90,200           1,787
Farstad Shipping A.S.A.                                  143,800           3,925
Petroleum Geo-Services A.S.A.                             80,000           1,900
                                                                     -----------
                                                                          10,854
MATERIALS 0.0%
Yara International A.S.A. ADR                              7,975             215

SOFTWARE & SERVICES 0.1%
Ementor A.S.A. *                                         525,771           4,477
                                                                     -----------
                                                                          24,483
PANAMA 0.1%
--------------------------------------------------------------------------------
TRANSPORTATION 0.1%
Copa Holdings S.A., Class A (a)                           32,400           1,779

PHILIPPINES 0.1%
--------------------------------------------------------------------------------
REAL ESTATE 0.1%
Filinvest Land, Inc. *                                49,772,100           2,055

LAUDUS INTERNATIONAL MARKETMASTERS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
PORTUGAL 0.2%
--------------------------------------------------------------------------------
CAPITAL GOODS 0.2%
Mota-Engil, SGPS, S.A.                                   559,280           4,928

MEDIA 0.0%
Impresa-Sociedade Gestora de
   Participacoes S.A. *                                  252,005           1,059
                                                                     -----------
                                                                           5,987
REPUBLIC OF KOREA 2.7%
--------------------------------------------------------------------------------
BANKS 0.2%
Kookmin Bank                                              75,940           6,628

CAPITAL GOODS 0.1%
TK Corp.                                                  49,475           1,723

CONSUMER SERVICES 0.1%
MegaStudy Co., Ltd.                                       16,640           3,464

HEALTH CARE EQUIPMENT & SERVICES 0.0%
Osstem Implant Co., Ltd. *                                   770              32

INSURANCE 0.1%
LIG Non-Life Insurance Co., Ltd.                         170,200           4,470

MATERIALS 0.3%
Hyundai Steel Co.                                         84,600           6,088
SODIFF Advanced Materials Co., Ltd.                       24,400           1,439
                                                                     -----------
                                                                           7,527
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.9%
Samsung Electronics Co., Ltd.                             39,000          25,747

SOFTWARE & SERVICES 0.1%
NHN Corp. *                                               18,240           3,331

TELECOMMUNICATION SERVICES 0.8%
SK Telecom Co., Ltd.                                     103,600          23,195
SK Telecom Co., Ltd. ADR (a)                              52,000           1,463
                                                                     -----------
                                                                          24,658
TRANSPORTATION 0.1%
STX Pan Ocean Co., Ltd.                                1,639,000           2,525
                                                                     -----------
                                                                          80,105
SINGAPORE 2.7%
--------------------------------------------------------------------------------
CAPITAL GOODS 0.6%
Hyflux Ltd.                                            2,516,000           4,910
Midas Holdings Ltd.                                    3,353,000           2,761
SembCorp Marine Ltd.                                   2,074,000           7,689
Tat Hong Holdings Ltd.                                 1,926,000           2,952
                                                                     -----------
                                                                          18,312
CONSUMER SERVICES 0.0%
Raffles Education Corp., Ltd.                          1,006,000           1,183

DIVERSIFIED FINANCIALS 0.2%
Singapore Exchange Ltd.                                  794,000           5,014

ENERGY 0.2%
Ezra Holdings Ltd.                                       777,000           3,150
Straits Asia Resources Ltd.                            3,603,000           2,704
                                                                     -----------
                                                                           5,854
FOOD & STAPLES RETAILING 0.1%
Olam International Ltd.                                  976,000           1,906

HEALTH CARE EQUIPMENT & SERVICES 0.1%
Parkway Holdings Ltd.                                  1,710,850           4,318

HOUSEHOLD & PERSONAL PRODUCTS 0.1%
GP Batteries International Ltd.                        2,161,000           2,084

REAL ESTATE 0.6%
Capitaland Ltd.                                        2,357,300          11,418
Ho Bee Investment Ltd.                                 1,548,000           1,974
Yanlord Land Group Ltd.                                1,754,000           3,699
                                                                     -----------
                                                                          17,091
RETAILING 0.0%
Osim International Ltd.                                  290,120             145

TECHNOLOGY HARDWARE & EQUIPMENT 0.1%
Unisteel Technology Ltd. (c)                           2,597,750           3,411

TELECOMMUNICATION SERVICES 0.2%
MobileOne Ltd.                                         3,978,900           5,567

TRANSPORTATION 0.5%
Neptune Orient Lines Ltd.                                442,000           1,606
SIA Engineering Co.                                    1,243,000           3,928
Singapore Airport Ltd.                                 1,868,000           3,547
SMRT Corp., Ltd.                                       6,346,000           7,399
                                                                     -----------
                                                                          16,480
                                                                     -----------
                                                                          81,365
SOUTH AFRICA 0.6%
--------------------------------------------------------------------------------
CAPITAL GOODS 0.0%
Wilson Bayly Holmes-Ovcon Ltd.                            75,900           1,085

DIVERSIFIED FINANCIALS 0.1%
JSE Ltd.                                                 312,725           3,149

FOOD & STAPLES RETAILING 0.1%
The Spar Group Ltd.                                      580,397           4,338

MATERIALS 0.1%
Exxaro Resources Ltd.                                    181,034           1,792

MEDIA 0.1%
Naspers Ltd., Class N                                     77,600           1,927

RETAILING 0.1%
Truworths International Ltd.                             412,400           2,081

TELECOMMUNICATION SERVICES 0.1%
MTN Group Ltd.                                           301,300           4,228
                                                                     -----------
                                                                          18,600

LAUDUS INTERNATIONAL MARKETMASTERS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
SPAIN 1.8%
--------------------------------------------------------------------------------
CAPITAL GOODS 0.3%
Tecnicas Reunidas S.A.                                   128,862           8,835

COMMERCIAL SERVICES & SUPPLIES 0.1%
Prosegur, Compania de Seguridad S.A. -
   Reg'd                                                 108,264           4,109

FOOD, BEVERAGE & TOBACCO 0.1%
Campofrio Alimentacion S.A. *                             18,998             369
Viscofan, S.A.                                           162,465           3,924
                                                                     -----------
                                                                           4,293
HEALTH CARE EQUIPMENT & SERVICES 0.1%
Corporacion Dermoestetica *                              196,742           2,905

MATERIALS 0.1%
Tubacex, S.A.                                            464,893           4,313

MEDIA 0.5%
Gestevision Telecinco S.A.                               528,900          14,380

PHARMACEUTICALS & BIOTECHNOLOGY 0.4%
Grifols S.A.                                             507,228          10,590

RETAILING 0.2%
Industria de Diseno Textil S.A.                           74,300           4,444
                                                                     -----------
                                                                          53,869
SWEDEN 0.9%
--------------------------------------------------------------------------------
CAPITAL GOODS 0.2%
Hexagon AB, Series B                                     168,100           3,303
Lindab International AB                                  122,900           3,482
                                                                     -----------
                                                                           6,785
COMMERCIAL SERVICES & SUPPLIES 0.1%
Intrum Justitia AB                                       212,239           2,890

CONSUMER SERVICES 0.2%
Rezidor Hotel Group AB                                   615,473           4,924

MATERIALS 0.2%
Billerud                                                 301,000           4,555

RETAILING 0.1%
Hemtex AB                                                102,056           1,954
Nobia AB                                                 155,900           1,861
                                                                     -----------
                                                                           3,815
TECHNOLOGY HARDWARE & EQUIPMENT 0.1%
Telefonaktiebolaget LM Ericsson, Class B               1,022,000           3,827
                                                                     -----------
                                                                          26,796
SWITZERLAND 7.6%
--------------------------------------------------------------------------------
CAPITAL GOODS 1.1%
ABB Ltd. - Reg'd                                         658,100          15,754
Bucher Industries AG - Reg'd                              19,467           3,044
Burckhardt Compression Holding AG                         11,960           2,796
Geberit AG - Reg'd                                        30,000           4,891
Georg Fischer AG - Reg'd *                                 8,020           6,554
                                                                     -----------
                                                                          33,039
COMMERCIAL SERVICES & SUPPLIES 0.7%
Adecco S.A. - Reg'd                                      282,400          19,640
SGS S.A. - Reg'd                                           1,635           1,972
                                                                     -----------
                                                                          21,612
CONSUMER DURABLES & APPAREL 0.2%
Compagnie Financiere Richemont S.A.,
   Series A *                                             62,500           3,917
Schulthess Group AG - Reg'd                               19,596           2,521
                                                                     -----------
                                                                           6,438
DIVERSIFIED FINANCIALS 2.2%
Credit Suisse Group - Reg'd                              385,200          25,127
EFG International - Reg'd                                 69,000           3,230
Partners Group - Reg'd                                    35,402           4,588
UBS AG - Reg                                             505,500          27,985
UBS AG - Reg'd (a)                                        91,800           5,056
                                                                     -----------
                                                                          65,986
FOOD, BEVERAGE & TOBACCO 1.0%
Barry Callebaut AG - Reg'd *                               3,100           2,258
Lindt & Spruengli AG                                       1,500           4,027
Nestle S.A. - Reg'd                                       36,900          14,176
Nestle S.A. ADR - Reg'd (a)                               76,025           7,312
                                                                     -----------
                                                                          27,773
HEALTH CARE EQUIPMENT & SERVICES 0.2%
Galenica Holding AG - Reg'd.                               8,347           2,904
Nobel Biocare Holding AG                                   9,650           2,902
                                                                     -----------
                                                                           5,806
MATERIALS 0.7%
Givaudan S.A. - Reg'd                                      9,600           8,985
Gurit Holding AG                                             504             583
Lonza Group AG - Reg'd                                    46,900           4,418
Schmolz & Bickenbach AG - Reg'd                           41,489           3,754
Sika AG                                                    2,000           3,809
                                                                     -----------
                                                                          21,549
PHARMACEUTICALS & BIOTECHNOLOGY 1.3%
Basilea Pharmaceutica AG - Reg'd *                        13,400           2,773
Novartis AG - Reg'd                                      440,600          23,766
Novartis AG ADR (a)                                       78,050           4,211
Roche Holding AG - Genusschein                            37,300           6,606
                                                                     -----------
                                                                          37,356
TRANSPORTATION 0.2%
Kuehne & Nagel International AG - Reg'd                   58,700           5,742
                                                                     -----------
                                                                         225,301
TAIWAN 1.7%
--------------------------------------------------------------------------------
BANKS 0.5%
Chinatrust Financial Holding Co., Ltd. *              20,958,123          16,499

LAUDUS INTERNATIONAL MARKETMASTERS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
CONSUMER DURABLES & APPAREL 0.1%
Merry Electronics Co., Ltd.                              924,528           3,256

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.5%
MediaTek, Inc.                                           332,812           5,933
Realtek Semiconductor Corp.                              554,000           3,181
Taiwan Semiconductor Manufacturing Co.,
   Ltd.                                                2,425,000           4,762
                                                                     -----------
                                                                          13,876
TECHNOLOGY HARDWARE & EQUIPMENT 0.6%
Catcher Technology Co., Ltd.                             250,419           2,278
Coretronic Corp. *                                     2,074,000           3,665
Gemtek Technology Corp.                                  403,000           1,104
HannStar Display Corp. *                              14,129,000           4,046
Hon Hai Precision Industry Co., Ltd.                     771,689           6,345
                                                                     -----------
                                                                          17,438
                                                                     -----------
                                                                          51,069
TURKEY 0.1%
--------------------------------------------------------------------------------
BANKS 0.1%
Asya Katilim Bankasi A/S *                               596,798           4,032

UNITED ARAB EMIRATES 0.1%
--------------------------------------------------------------------------------
REAL ESTATE 0.1%
Emaar Properties                                         736,100           2,185

UNITED KINGDOM 18.3%
--------------------------------------------------------------------------------
BANKS 1.7%
HBOS plc                                                 276,900           5,392
HSBC Holdings plc                                      1,347,900          24,977
Lloyds TSB Group plc                                   1,710,800          19,244
                                                                     -----------
                                                                          49,613
CAPITAL GOODS 1.9%
BAE Systems plc ADR (a)                                   23,350             807
Bodycote International plc                             1,071,157           5,849
Chemring Group plc                                        59,743           2,310
Chloride Group plc                                       853,086           2,912
Cobham plc                                               928,506           3,573
Cookson Group plc                                        126,300           1,760
Rolls-Royce Group plc *                                  795,982           8,167
SIG plc                                                  147,200           3,874
Spirax-Sarco Engineering plc                             148,921           2,853
The Weir Group plc                                       686,354          10,278
Ultra Electronics Holdings plc                           439,855           9,801
Vt Group plc                                             450,000           5,476
                                                                     -----------
                                                                          57,660
COMMERCIAL SERVICES & SUPPLIES 2.1%
WS Atkins plc                                            128,200           2,706
Aggreko plc                                              206,200           2,265
Babcock International Group plc                          200,268           2,087
Capita Group plc                                         490,600           7,109
De La Rue plc                                            288,600           4,337
G4S plc                                                1,236,700           5,393
Homeserve plc                                             60,500           2,126
Intertek Group plc                                       204,000           4,048
Michael Page International plc                         1,077,500          11,818
Mitie Group plc                                          497,282           2,483
RPS Group plc                                            596,797           4,202
Serco Group plc                                        1,262,912          11,145
Sthree plc                                               309,111           2,622
                                                                     -----------
                                                                          62,341
CONSUMER SERVICES 0.7%
Compass Group plc                                      1,526,100          10,295
Domino's Pizza UK & IRL plc                              247,340           1,352
Greene King plc                                          161,121           3,259
Punch Taverns plc                                        133,100           3,086
Restaurant Group plc                                     606,518           3,967
                                                                     -----------
                                                                          21,959
DIVERSIFIED FINANCIALS 1.3%
Ashmore Group plc                                        199,000             901
BlueBay Asset Management plc *                           168,300           1,309
Cattles plc                                              716,424           5,321
IG Group Holdings plc                                    930,825           6,156
Man Group plc                                            608,400           6,919
Schroders plc                                            747,500          18,500
                                                                     -----------
                                                                          39,106
ENERGY 0.6%
BG Group plc                                             542,800           8,829
Cairn Energy plc *                                        74,812           2,617
Expro International Group plc                            221,403           4,277
Lamprell plc                                             115,800             935
Tullow Oil plc                                           254,290           2,474
                                                                     -----------
                                                                          19,132
FOOD & STAPLES RETAILING 0.4%
Tesco plc                                              1,408,800          11,571

FOOD, BEVERAGE & TOBACCO 1.8%
British American Tobacco plc ADR (a)                      70,925           4,616
Cadbury Schweppes plc                                  1,194,800          14,810
Cadbury Schweppes plc ADR (a)                            100,375           4,992
Diageo plc                                             1,085,000          22,162
Diageo plc ADR (a)                                        99,875           8,158
                                                                     -----------
                                                                          54,738
HEALTH CARE EQUIPMENT & SERVICES 0.4%
Gyrus Group plc *                                        445,149           3,870
Southern Cross Healthcare Ltd.                           740,125           8,017
                                                                     -----------
                                                                          11,887
HOUSEHOLD & PERSONAL PRODUCTS 0.4%
Reckitt Benckiser plc                                    211,000          11,290

INSURANCE 0.1%
Amlin plc                                                431,100           2,383

MATERIALS 2.1%
Anglo American plc ADR                                   324,142           9,507
Croda International plc                                  509,398           7,170
Rexam plc                                                802,421           8,128
Rio Tinto plc ADR (a)                                     69,075          19,971

LAUDUS INTERNATIONAL MARKETMASTERS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
Victrex plc                                              498,014           6,999
Xstrata plc                                              145,900           9,300
                                                                     -----------
                                                                          61,075
MEDIA 1.7%
British Sky Broadcasting Group plc                     1,523,800          20,492
Johnston Press Group plc                               1,643,800          12,636
Rightmove plc                                            163,000           1,899
Trinity Mirror plc                                     1,515,000          15,480
                                                                     -----------
                                                                          50,507
PHARMACEUTICALS & BIOTECHNOLOGY 0.9%
GlaxoSmithKline plc                                    1,098,900          27,811

RETAILING 0.9%
Signet Group plc                                       9,432,700          18,620
The Carphone Warehouse Group plc                         977,217           6,981
                                                                     -----------
                                                                          25,601
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.0%
CSR plc *                                                 61,000             885

SOFTWARE & SERVICES 0.4%
Autonomy Corp plc *                                      188,000           3,127
Aveva Group plc                                          181,429           3,405
Blinkx plc *                                             347,100             296
Detica Group plc                                         183,500           1,357
Xchanging Ltd. *                                         456,319           2,507
                                                                     -----------
                                                                          10,692
TECHNOLOGY HARDWARE & EQUIPMENT 0.9%
Halma plc                                                651,372           2,959
Laird Group plc                                          316,792           3,437
Rotork plc                                               680,076          14,287
TT Electronics plc                                     1,627,573           5,921
                                                                     -----------
                                                                          26,604
                                                                     -----------
                                                                         544,855
                                                                     -----------
TOTAL FOREIGN COMMON STOCK
(COST $2,273,627)                                                      2,839,648
                                                                     -----------

PREFERRED STOCK 0.5% OF NET ASSETS

BRAZIL 0.3%
--------------------------------------------------------------------------------
BANKS 0.2%
Banco Itau Holding Financeira S.A.                        73,400           3,369
Banco Sofisa S.A. *                                      147,900           1,180
                                                                     -----------
                                                                           4,549
ENERGY 0.1%
Petroleo Brasileiro S.A.                                 152,100           4,257
                                                                     -----------
                                                                           8,806
GERMANY 0.2%
--------------------------------------------------------------------------------
CONSUMER DURABLES & APPAREL 0.2%
Hugo Boss AG                                              98,712           5,921

                                                                     -----------
TOTAL PREFERRED STOCK
(COST $8,083)                                                             14,727
                                                                     -----------

OTHER INVESTMENT COMPANIES 0.0% OF NET ASSETS

WisdomTree International SmallCap
   Dividend Fund (a)                                      20,711           1,468
                                                                     -----------
TOTAL OTHER INVESTMENT COMPANIES
(COST $1,476)                                                              1,468
                                                                     -----------

SECURITY                                             FACE AMOUNT       VALUE
            RATE, MATURITY DATE                      ($ X 1,000)     ($ X 1,000)
SHORT-TERM INVESTMENTS 3.7% OF NET ASSETS

REPURCHASE AGREEMENT 3.7%
--------------------------------------------------------------------------------
Fixed Income Clearing Corp. dated
   07/31/07, due 08/01/07 at 5.00%, with
   a maturity value of $110,223 (fully
   collateralized by U.S. Government
   Agency Securities with a value of
   $114,150.)
                                                         110,208         110,208

U.S. TREASURY OBLIGATIONS 0.0%
--------------------------------------------------------------------------------
U.S. Treasury Bill
   4.66%, 09/20/07                                           250             248
                                                                     -----------
TOTAL SHORT-TERM INVESTMENTS
(COST $110,456)                                                          110,456
                                                                     -----------

END OF INVESTMENTS.

At 07/31/07, the tax basis cost of the fund's investments was $2,400,582, and the unrealized appreciation and depreciation were $597,305 and ($30,274), respectively, with a net unrealized appreciation of $567,031.

As of 07/31/07, the prices of certain foreign securities held by the fund aggregating $2,205,458 were adjusted from their market prices following the guidelines adopted by the fund's Board of Trustees.

*    Non-income producing security.
(a) All or a portion of this security is held as collateral for open futures contracts.
(b) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $5,307 or 0.2% of net assets.
(c)  Fair-valued by management.

ADR -- American Depositary Receipt
BDR -- Brazilian Depositary Receipt
CVA -- Dutch Certificate
GDR -- Global Depositary Receipt

LAUDUS INTERNATIONAL MARKETMASTERS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

In addition to the above, the fund held the following at 07/31/07. All numbers are x 1,000 except number of futures contracts.

                                      NUMBER OF         CONTRACT      UNREALIZED
                                      CONTRACTS           VALUE         LOSSES
FUTURES CONTRACTS

Russell 2000 Index, Long,
expires 09/20/07                              5            1,953           (152)
S&P 500 Index, Long
expires 09/20/07                              2              731            (32)
                                                                     -----------
                                                                           (184)

In addition to the above, the fund held the following at 07/31/07. All numbers x 1,000.

                            AMOUNT OF                 AMOUNT OF
                            CURRENCY                  CURRENCY       UNREALIZED
                 CURRENCY    TO  BE       CURRENCY      TO BE         GAINS /
  EXPIRATION       TO BE    RECEIVED       TO BE      DELIVERED        (LOSSES)
     DATE        RECEIVED  ( X 1,000)    DELIVERED   ( X 1,000)     ($ X 1,000)
FORWARD FOREIGN CURRENCY CONTRACTS

08/22/2007          AUD          138        USD             118              (3)
10/19/2007          USD       39,658        GBP          19,550            (532)
10/31/2007          USD       25,947        GBP          12,794              90
01/07/2008          USD       20,650        GBP          10,200            (221)
01/18/2008          USD       37,180        GBP          18,370             104
01/23/2008          USD       17,970        GBP           8,880             168
10/05/2007          USD       48,597        GBP          23,950          (1,398)
08/02/2007          ZAR           58        USD               8              --
08/03/2007          ZAR          224        USD              31              --
08/01/2007          ZAR          352        USD              49              (2)
08/02/2007          CHF            8        USD               7              --
08/06/2007          CHF        4,790        USD           3,988              --
08/03/2007          CHF        3,476        USD           2,893              --
08/03/2007          USD          695        CHF             835              (1)
08/02/2007          USD           63        CHF              75              --
08/06/2007          USD        1,678        CHF           2,016              (6)
                                                                     -----------
                                                                         (1,801)

SCHWAB CAPITAL TRUST
LAUDUS U.S. MARKETMASTERS FUND(TM)

PORTFOLIO HOLDINGS As of July 31, 2007, (Unaudited)

The following are the portfolio holdings as of the report date.
For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                     COST               VALUE
HOLDINGS BY CATEGORY                              ($ X 1,000)        ($ X 1,000)
--------------------------------------------------------------------------------
 92.5%  COMMON STOCK                                106,776             129,428
  4.3%  FOREIGN COMMON STOCK                          5,340               6,090
  3.4%  SHORT-TERM INVESTMENT                         4,813               4,813
--------------------------------------------------------------------------------
100.2%  TOTAL INVESTMENTS                           116,929             140,331
(0.2)%  OTHER ASSETS AND
        Liabilities                                                       (348)
--------------------------------------------------------------------------------
100.0%   NET ASSETS                                                     139,983

                                                    NUMBER OF           VALUE
SECURITY                                             SHARES          ($ X 1,000)
COMMON STOCK 92.5% OF NET ASSETS

BANKS 4.2%
--------------------------------------------------------------------------------
Commerce Bancorp, Inc.                                 10,310                345
Freddie Mac                                            23,826              1,365
Hudson City Bancorp, Inc.                              24,700                302
Marshall & Ilsley Corp.                                12,200                503
New York Community Bancorp, Inc.                       29,730                483
People's United Financial, Inc.                        35,696                575
SVB Financial Group *                                   8,949                471
Wachovia Corp.                                         29,600              1,397
Washington Mutual, Inc.                                10,000                375
                                                                     -----------
                                                                           5,816

CAPITAL GOODS 6.2%
--------------------------------------------------------------------------------
Alliant Techsystems, Inc. *                             5,600                555
Cummins, Inc.                                           5,775                686
Danaher Corp.                                           8,600                642
Dover Corp.                                            10,400                530
General Electric Co.                                   51,300              1,988
Hexcel Corp. *                                         17,100                372
Honeywell International, Inc.                          12,000                690
Joy Global, Inc.                                       13,000                643
McDermott International, Inc. *                         9,235                766
Pentair, Inc.                                          14,300                518
SPX Corp.                                               8,690                816
Teleflex, Inc.                                          6,400                489
                                                                     -----------
                                                                           8,695

CONSUMER DURABLES & APPAREL 1.8%
--------------------------------------------------------------------------------
Coach, Inc. *                                          14,490                658
Jones Apparel Group, Inc.                              18,065                451
Lennar Corp., Class A                                  30,000                920
NIKE, Inc., Class B                                     9,000                508
                                                                     -----------
                                                                           2,537


CONSUMER SERVICES 5.8%
--------------------------------------------------------------------------------
Carnival Corp.                                         29,000              1,285
Las Vegas Sands Corp. *                                17,400              1,518
McDonald's Corp.                                       35,400              1,695
Regis Corp.                                            15,802                551
The Cheesecake Factory, Inc. *                         24,100                593
Wynn Resorts Ltd.                                       9,500                917
YUM! Brands, Inc.                                      50,800              1,628
                                                                     -----------
                                                                           8,187

DIVERSIFIED FINANCIALS 9.9%
--------------------------------------------------------------------------------
American Capital Strategies Ltd.                       16,700                634
American Express Co.                                   14,200                831
Bank of New York Mellon Corp.                          34,000              1,447
Capital One Financial Corp.                            11,600                821
Citigroup, Inc.                                        29,800              1,388
CME Group, Inc.                                         3,647              2,015
Discover Financial Services *                           9,751                225
E*TRADE Financial Corp. *                              31,100                576
Federated Investors, Inc., Class B                     14,400                519
JPMorgan Chase & Co.                                   30,000              1,320
Morgan Stanley                                         26,700              1,705
Nuveen Investments, Inc., Class A                      14,600                893
The Blackstone Group LP *                              31,000                744
The Goldman Sachs Group, Inc.                           3,930                740
                                                                     -----------
                                                                          13,858

ENERGY 5.1%
--------------------------------------------------------------------------------
Apache Corp.                                           16,700              1,350
Cameron International Corp. *                           5,500                429
Chevron Corp.                                          11,340                967
ConocoPhillips                                         14,100              1,140
CONSOL Energy, Inc.                                    13,700                571
Murphy Oil Corp.                                       12,200                757
National-Oilwell Varco, Inc. *                          6,020                723
Weatherford International Ltd. *                       21,170              1,171
                                                                     -----------
                                                                           7,108

FOOD & STAPLES RETAILING 2.0%
--------------------------------------------------------------------------------
Costco Wholesale Corp.                                  5,704                341
CVS/Caremark Corp.                                     24,800                873
Rite Aid Corp. *                                      183,000              1,008
Whole Foods Market, Inc.                               14,900                552
                                                                     -----------
                                                                           2,774

FOOD, BEVERAGE & TOBACCO 1.4%
--------------------------------------------------------------------------------
Kraft Foods, Inc., Class A                             33,700              1,104
Molson Coors Brewing Co., Class B                       3,040                270
Pilgrim's Pride Corp.                                  17,790                599
                                                                     -----------
                                                                           1,973

HEALTH CARE EQUIPMENT & SERVICES 8.3%
--------------------------------------------------------------------------------
Alcon, Inc.                                             5,410                738
Baxter International, Inc.                              9,600                505
Beckman Coulter, Inc.                                   5,300                375
Boston Scientific Corp. *                              39,553                520
CIGNA Corp.                                            17,199                888

LAUDUS U.S. MARKETMASTERS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                    NUMBER OF           VALUE
SECURITY                                             SHARES          ($ X 1,000)
Cytyc Corp. *                                          21,080                888
Eclipsys Corp. *                                       27,750                603
Edwards Lifesciences Corp. *                           13,700                630
HEALTHSOUTH Corp. *                                    19,600                310
Hillenbrand Industries, Inc.                            8,600                542
Hospira, Inc. *                                        15,380                595
Humana, Inc. *                                         19,200              1,231
McKesson Corp.                                         11,100                641
UnitedHealth Group, Inc.                               16,100                780
Varian Medical Systems, Inc. *                         21,700                885
WellPoint, Inc. *                                      19,650              1,476
                                                                     -----------
                                                                          11,607

HOUSEHOLD & PERSONAL PRODUCTS 0.5%
--------------------------------------------------------------------------------
The Procter & Gamble Co.                               10,800                668

INSURANCE 2.6%
--------------------------------------------------------------------------------
American International Group, Inc.                     18,100              1,162
Arthur J. Gallagher & Co.                              11,675                322
Assurant, Inc.                                          7,010                356
MetLife, Inc.                                          10,500                632
Old Republic International Corp.                       13,360                245
The Allstate Corp.                                     16,900                898
                                                                     -----------
                                                                           3,615

MATERIALS 3.4%
--------------------------------------------------------------------------------
Air Products & Chemicals, Inc.                         14,200              1,226
Cytec Industries, Inc.                                  9,830                659
Freeport-McMoRan Copper & Gold, Inc.                   15,089              1,418
International Flavors & Fragrances, Inc.               12,000                601
Monsanto Co.                                           13,400                864
                                                                     -----------
                                                                           4,768

MEDIA 6.2%
--------------------------------------------------------------------------------
Cablevision Systems Corp., Class A *                   30,000              1,068
Comcast Corp., Special Class A *                      109,725              2,871
Liberty Global, Inc., Series C *                       26,539              1,057
Liberty Media Corp. - Capital, Series A *              10,010              1,146
Omnicom Group, Inc.                                     3,250                168
Time Warner, Inc.                                      65,300              1,258
Viacom, Inc., Class B *                                30,000              1,149
                                                                     -----------
                                                                           8,717

PHARMACEUTICALS & BIOTECHNOLOGY 2.7%
--------------------------------------------------------------------------------
Abbott Laboratories                                    12,500                633
Genzyme Corp. *                                         4,450                281
Gilead Sciences, Inc. *                                12,700                473
Thermo Fisher Scientific, Inc. *                       14,800                773
Varian, Inc. *                                          7,820                470
Wyeth                                                  24,100              1,169
                                                                     -----------
                                                                           3,799

REAL ESTATE 0.4%
--------------------------------------------------------------------------------
CB Richard Ellis Group, Inc., Class A *                15,265                533


RETAILING 3.7%
--------------------------------------------------------------------------------
Best Buy Co., Inc.                                     18,000                803
Coldwater Creek, Inc. *                                32,700                644
J.C. Penney Co., Inc.                                   6,400                435
Kohl's Corp. *                                          4,700                286
Macy's, Inc.                                           14,796                534
Staples, Inc.                                          24,200                557
The Gap, Inc.                                          28,200                485
Tiffany & Co.                                          30,000              1,447
                                                                     -----------
                                                                           5,191

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 8.2%
--------------------------------------------------------------------------------
Analog Devices, Inc.                                   21,500                762
Broadcom Corp., Class A *                              20,150                661
Intel Corp.                                           118,900              2,808
International Rectifier Corp. *                        14,100                518
KLA-Tencor Corp.                                        8,900                505
LSI Corp. *                                            71,100                512
Maxim Integrated Products, Inc.                        18,100                574
MEMC Electronic Materials, Inc. *                      16,280                998
Micron Technology, Inc. *                             124,900              1,483
National Semiconductor Corp.                           55,700              1,448
ON Semiconductor Corp. *                               50,100                592
Teradyne, Inc. *                                       37,650                591
                                                                     -----------
                                                                          11,452

SOFTWARE & SERVICES 3.5%
--------------------------------------------------------------------------------
Adobe Systems, Inc. *                                  20,700                834
Google, Inc., Class A *                                 4,306              2,196
Microsoft Corp.                                        46,300              1,343
Oracle Corp. *                                         29,300                560
                                                                     -----------
                                                                           4,933

TECHNOLOGY HARDWARE & EQUIPMENT 9.2%
--------------------------------------------------------------------------------
ADC Telecommunications, Inc. *                         33,400                624
Apple, Inc. *                                           5,200                685
Comverse Technology, Inc. *                            18,907                364
Corning, Inc. *                                        71,500              1,705
Dell, Inc. *                                           84,600              2,366
Diebold, Inc.                                          13,980                708
Hewlett-Packard Co.                                    33,700              1,551
Motorola, Inc.                                         59,400              1,009
NCR Corp. *                                            15,550                812
QUALCOMM, Inc.                                         12,000                500
Sun Microsystems, Inc. *                              132,900                678
Tektronix, Inc.                                        15,963                524
Vishay Intertechnology, Inc. *                         42,000                652
Xerox Corp. *                                          18,700                327
Zebra Technologies Corp., Class A *                    10,335                375
                                                                     -----------
                                                                          12,880

TELECOMMUNICATION SERVICES 3.7%
--------------------------------------------------------------------------------
America Movil SAB de C.V., Class L ADR                 14,040                841
Crown Castle International Corp. *                     25,750                933
Level 3 Communications, Inc. *                        156,500                819
NII Holdings, Inc. *                                   10,456                879

LAUDUS U.S. MARKETMASTERS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                    NUMBER OF           VALUE
SECURITY                                             SHARES          ($ X 1,000)
Sprint Nextel Corp.                                    80,000              1,642
                                                                     -----------
                                                                           5,114

TRANSPORTATION 2.7%
--------------------------------------------------------------------------------
Hertz Global Holdings, Inc. *                          65,650              1,470
JetBlue Airways Corp. *                                71,700                706
Union Pacific Corp.                                    14,000              1,668
                                                                     -----------
                                                                           3,844

UTILITIES 1.0%
--------------------------------------------------------------------------------
Entergy Corp.                                          13,600              1,359
                                                                     -----------
TOTAL COMMON STOCK
(COST $106,776)                                                          129,428
                                                                     -----------

FOREIGN COMMON STOCK 4.3% OF NET ASSETS

HONG KONG 1.3%
--------------------------------------------------------------------------------

BANKS 0.5%
--------------------------------------------------------------------------------
HSBC Holdings plc                                      38,400                708

TELECOMMUNICATION SERVICES 0.8%
--------------------------------------------------------------------------------
China Mobile Ltd.                                      99,300              1,158
                                                                     -----------
                                                                           1,866

ISRAEL 0.8%
--------------------------------------------------------------------------------
PHARMACEUTICALS & BIOTECHNOLOGY 0.8%
--------------------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd. - ADR              26,700              1,122

NETHERLANDS 0.4%
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.4%
--------------------------------------------------------------------------------
ASML Holding N.V. - Reg'd *                            16,000                473

SINGAPORE 0.3%
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.3%
--------------------------------------------------------------------------------
Verigy Ltd. *                                          18,237                446

SWITZERLAND 0.3%
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIALS 0.3%
--------------------------------------------------------------------------------
UBS AG - Reg'd                                          8,500                468

TAIWAN 0.8%
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES 0.8%
--------------------------------------------------------------------------------
Chunghwa Telecom Co., Ltd. - ADR                       67,643              1,121

UNITED KINGDOM 0.4%
--------------------------------------------------------------------------------
INSURANCE 0.4%
--------------------------------------------------------------------------------
Willis Group Holdings Ltd.                             14,630                594
                                                                     -----------
TOTAL FOREIGN COMMON STOCK
(COST $5,340)                                                              6,090
                                                                     -----------

SECURITY                                           FACE AMOUNT          VALUE
           RATE, MATURITY DATE                     ($ X 1,000)       ($ X 1,000)
SHORT-TERM INVESTMENT 3.4% OF NET ASSETS

REPURCHASE AGREEMENT 3.4%
--------------------------------------------------------------------------------
Fixed Income Clearing Corp. dated 07/31/07, due
   08/01/07 at 5.00%, with a maturity value of
   $4,814 (fully collateralized by U.S.
   Government Agency Securities with a value of
   $4,955).                                              4,813             4,813
                                                                     -----------
TOTAL SHORT-TERM INVESTMENTS
(COST $4,813)                                                              4,813
                                                                     -----------

END OF INVESTMENTS.

At 07/31/07, the tax basis cost of the fund's investments was $117,793 and the unrealized appreciation and depreciation were $25,683 and ($3,145), respectively, with a net unrealized appreciation of $22,538.

* Non-income producing security.

ADR -- American Depositary Receipt

SCHWAB CAPITAL TRUST
SCHWAB VIEWPOINTS FUND(TM)

PORTFOLIO HOLDINGS As of July 31, 2007, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                       COST             VALUE
HOLDINGS BY CATEGORY                                ($ x 1,000)      ($ x 1,000)
--------------------------------------------------------------------------------
 49.0%  COMMON STOCK                                     60,327          69,440
 18.0%  FOREIGN COMMON STOCK                             24,153          25,479
  6.2%  U.S. GOVERNMENT SECURITIES                        8,722           8,768
  0.7%  FOREIGN GOVERNMENT SECURITIES                       904           1,032
  2.5%  CORPORATE BONDS                                   3,633           3,623
  0.4%  MUNICIPAL BONDS                                     465             524
  0.1%  ASSET-BACKED OBLIGATIONS                            151             151
 19.0%  MORTGAGE-BACKED SECURITIES                       27,557          26,860
  0.5%  NON-AGENCY MORTGAGE-BACKED SECURITIES               679             675
  6.4%  SHORT-TERM INVESTMENTS                            9,046           9,046
   --%  OTHER INVESTMENTS                                    10              10
  0.2%  PURCHASED OPTIONS                                   295             295
--------------------------------------------------------------------------------
103.0%  TOTAL INVESTMENTS                               135,942         145,903
(1.4)%  SHORT SALES                                      (1,965)         (1,987)
   --%  OPTIONS WRITTEN                                     (46)            (39)
(1.6)%  OTHER ASSETS AND LIABILITIES                                     (2,232)
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                      141,645

                                                        NUMBER OF       VALUE
SECURITY                                                 SHARES      ($ x 1,000)
COMMON STOCK 49.0% OF NET ASSETS

AUTOMOBILES & COMPONENTS 0.3%
--------------------------------------------------------------------------------
General Motors Corp. (a)                                   12,900            418
Standard Motor Products, Inc.                               1,500             19
The Goodyear Tire & Rubber Co. *                              530             15
Winnebago Industries, Inc. (a)                              1,310             35
                                                                     -----------
                                                                             487

BANKS 0.7%
--------------------------------------------------------------------------------
BancFirst Corp. (a)                                           400             16
BancorpSouth, Inc. (a)                                        480             11
Bank of Hawaii Corp. (a)                                    1,370             66
City Holding Co.                                              200              7
Comerica, Inc. (a)                                            600             32
Fannie Mae (a)                                             13,000            778
Ocwen Financial Corp. *                                       200              2
SVB Financial Group *                                         400             21
WesBanco, Inc.                                                300              7
Whitney Holding Corp.                                         100              2
                                                                     -----------
                                                                             942

CAPITAL GOODS 4.9%
--------------------------------------------------------------------------------
Accuride Corp. *                                              800             11
Acuity Brands, Inc. (a)                                     3,710            219
AGCO Corp. *                                                5,010            193
Belden CDT, Inc. (a)                                        3,930            215
Crane Co. (a)                                               4,190            192
Cubic Corp.                                                   400             11
Cummins, Inc.                                               4,565            542
Danaher Corp. (a)                                           7,000            523
EMCOR Group, Inc. (a)*                                     11,160            401
Emerson Electric Co. (a)                                      720             34
Foster Wheeler Ltd. *                                         100             11
General Electric Co.                                       23,400            907
GrafTech International Ltd. *                               6,000             93
Honeywell International, Inc. (a)                          21,600          1,242
Lockheed Martin Corp. (a)                                   3,190            314
McDermott International, Inc. *                             7,310            606
Northrop Grumman Corp.                                        550             42
Raytheon Co. (a)                                            4,580            254
Teleflex, Inc. (a)                                          4,230            323
The Boeing Co. (a)                                          4,150            429
Thomas & Betts Corp. (a)*                                   2,620            162
Tyco International Ltd.                                     3,675            174
Wabtec Corp.                                                2,300             94
                                                                     -----------
                                                                           6,992

COMMERCIAL SERVICES & SUPPLIES 0.7%
--------------------------------------------------------------------------------
ABM Industries, Inc.                                        5,200            131
CBIZ, Inc. (a)*                                             3,820             26
Heidrick & Struggles International, Inc. (a)*               2,960            159
IHS, Inc., Class A *                                          800             38
IKON Office Solutions, Inc. (a)                            12,090            167
Spherion Corp. (a)*                                         4,600             41
Steelcase, Inc., Class A (a)                                1,030             18
Viad Corp. (a)                                              2,510             90
Waste Management, Inc. (a)                                  7,275            277
                                                                     -----------
                                                                             947

CONSUMER DURABLES & APPAREL 1.8%
--------------------------------------------------------------------------------
American Greetings Corp., Class A                           3,200             79
Blyth, Inc. (a)                                             7,590            169
Coach, Inc. (a)*                                           11,520            524
Deckers Outdoor Corp. *                                       300             31
Hasbro, Inc. (a)                                            1,900             53
Kellwood Co. (a)                                            5,470            140
Mattel, Inc. (a)                                           15,000            344
Newell Rubbermaid, Inc. (a)                                 2,360             63
NIKE, Inc., Class B (a)                                     7,400            418
Phillips-Van Heusen Corp. (a)                               3,230            168

SCHWAB VIEWPOINTS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                        NUMBER OF       VALUE
SECURITY                                                 SHARES      ($ x 1,000)
Sony Corp. ADR (a)                                         11,100            585
                                                                     -----------
                                                                           2,574

CONSUMER SERVICES 0.9%
--------------------------------------------------------------------------------
Career Education Corp. (a)*                                 3,740            111
CPI Corp. (a)                                                 580             34
DeVry, Inc. (a)                                             9,060            294
IHOP Corp. (a)                                              1,000             65
Service Corp. International                                 4,860             59
Wynn Resorts Ltd. (a)                                       7,500            724
                                                                     -----------
                                                                           1,287

DIVERSIFIED FINANCIALS 4.9%
--------------------------------------------------------------------------------
Advanta Corp., Class B                                        600             15
American Capital Strategies Ltd. (a)                       12,800            486
American Express Co. (a)                                   19,670          1,152
Ameriprise Financial, Inc.                                  1,850            112
Bank of New York Mellon Corp.                               2,680            114
Capital One Financial Corp. (a)                             3,600            255
Citigroup, Inc.                                            11,000            512
CME Group, Inc. (a)                                           881            487
Discover Financial Services *                                   1             --
Federated Investors, Inc., Class B                          4,850            175
Franklin Resources, Inc. (a)                                1,660            211
JPMorgan Chase & Co. (a)                                   29,220          1,286
Legg Mason, Inc.                                            3,900            351
Merrill Lynch & Co., Inc. (a)                              10,000            742
Morgan Stanley                                              5,700            364
Northern Trust Corp. (a)                                      100              6
SWS Group, Inc. (a)                                         1,530             27
The Goldman Sachs Group, Inc.                               3,170            597
                                                                     -----------
                                                                           6,892

ENERGY 2.6%
--------------------------------------------------------------------------------
Chevron Corp. (a)                                          10,240            873
ConocoPhillips (a)                                          8,800            712
Exxon Mobil Corp. (a)                                       3,840            327
Global Industries Ltd. *                                   10,500            272
Holly Corp. (a)                                             1,250             84
Marathon Oil Corp.                                          1,070             59
National-Oilwell Varco, Inc. *                              4,935            593
Occidental Petroleum Corp.                                  1,200             68
Parker Drilling Co. (a)*                                   17,760            167
USEC, Inc. (a)*                                             2,560             43
Weatherford International Ltd. *                            8,855            490
                                                                     -----------
                                                                           3,688

FOOD & STAPLES RETAILING 0.7%
--------------------------------------------------------------------------------
Costco Wholesale Corp. (a)                                  4,502            269
CVS/Caremark Corp. (a)                                     19,200            676
                                                                     -----------
                                                                             945

FOOD, BEVERAGE & TOBACCO 0.9%
--------------------------------------------------------------------------------
Alliance One International, Inc. *                          6,900             60
ConAgra Foods, Inc.                                         3,360             85
General Mills, Inc. (a)                                     1,710             95
Kraft Foods, Inc., Class A (a)                             23,800            780
Reynolds American, Inc. (a)                                   300             18
Seaboard Corp.                                                 21             42
The Coca-Cola Co. (a)                                       2,330            121
Universal Corp.                                               700             39
                                                                     -----------
                                                                           1,240

HEALTH CARE EQUIPMENT & SERVICES 4.5%
--------------------------------------------------------------------------------
Aetna, Inc. (a)                                            11,505            553
Alcon, Inc. (a)                                             4,300            587
American Dental Partners, Inc. *                              800             21
AmerisourceBergen Corp. (a)                                   275             13
Analogic Corp.                                              2,100            139
Baxter International, Inc. (a)                              9,290            489
Becton, Dickinson & Co. (a)                                   560             43
Boston Scientific Corp. (a)*                               53,002            697
CIGNA Corp. (a)                                            15,105            780
CONMED Corp. *                                                700             20
CorVel Corp. (a)*                                           3,475             92
Covidien Ltd. *                                             4,275            175
Emergency Medical Services Corp., Class A *                   900             35
Greatbatch, Inc. *                                          3,700            115
Healthspring, Inc. *                                          300              5
Humana, Inc. (a)*                                          16,185          1,037
Magellan Health Services, Inc. (a)*                         7,800            326
McKesson Corp. (a)                                         11,020            636
MedCath Corp. (a)*                                          5,450            165
Sierra Health Services, Inc. (a)*                             530             22
Tenet Healthcare Corp. (a)*                                73,000            378
WellPoint, Inc. (a)*                                          330             25
                                                                     -----------
                                                                           6,353

HOUSEHOLD & PERSONAL PRODUCTS 1.4%
--------------------------------------------------------------------------------
Avon Products, Inc. (a)                                    17,366            625
Energizer Holdings, Inc. *                                    130             13
Kimberly-Clark Corp. (a)                                    8,800            592
NBTY, Inc. (a)*                                             4,280            187
The Clorox Co.                                                400             24
The Procter & Gamble Co. (a)                                8,600            532
                                                                     -----------
                                                                           1,973

INSURANCE 2.3%
--------------------------------------------------------------------------------
Alleghany Corp. (a)*                                          244            102
American Financial Group, Inc. (a)                          4,100            115
American International Group, Inc. (a)                      6,800            436
American Physicians Capital, Inc. (a)*                      1,945             74
Amerisafe, Inc. *                                             400              7
CNA Surety Corp. (a)*                                         120              2
Delphi Financial Group, Inc., Class A (a)                   3,480            140
FBL Financial Group, Inc., Class A (a)                      1,020             36
Genworth Financial, Inc., Class A (a)                         510             16
Hanover Insurance Group, Inc.                                 800             35
Harleysville Group, Inc. (a)                                1,820             51
HCC Insurance Holdings, Inc.                                2,300             67
Lincoln National Corp. (a)                                    640             39
Loews Corp. (a)                                             1,220             58

SCHWAB VIEWPOINTS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                        NUMBER OF       VALUE
SECURITY                                                 SHARES      ($ x 1,000)
Meadowbrook Insurance Group, Inc. *                           200              2
MetLife, Inc. (a)                                          12,530            754
Nationwide Financial Services, Inc., Class A (a)              430             24
Philadelphia Consolidated Holding Corp. (a)*                1,880             68
Platinum Underwriters Holdings Ltd.                         1,300             43
Principal Financial Group, Inc. (a)                         2,430            137
Prudential Financial, Inc. (a)                                690             61
Reinsurance Group of America, Inc.                            500             27
Safety Insurance Group, Inc. (a)                            2,240             75
Selective Insurance Group, Inc. (a)                           980             20
StanCorp Financial Group, Inc. (a)                            120              6
State Auto Financial Corp. (a)                                300              8
The Chubb Corp. (a)                                         1,110             56
The Hartford Financial Services Group, Inc.                   740             68
The Travelers Cos., Inc.                                   13,850            703
United America Indemnity Ltd., Class A *                      800             17
W. R. Berkley Corp. (a)                                       950             28
                                                                     -----------
                                                                           3,275

MATERIALS 2.2%
--------------------------------------------------------------------------------
AK Steel Holding Corp. (a)*                                 2,810            112
Albemarle Corp.                                             1,800             72
Ashland, Inc.                                                 400             24
Carpenter Technology Corp. (a)                                640             76
Celanese Corp., Series A                                    1,310             49
CF Industries Holdings, Inc.                                  600             34
FMC Corp. (a)                                                 420             37
Freeport-McMoRan Copper & Gold, Inc.                          114             11
Greif, Inc., Class A (a)                                    2,160            119
H.B. Fuller Co. (a)                                         6,600            182
Headwaters, Inc. *                                          6,800            110
International Paper Co. (a)                                 1,365             51
Louisiana-Pacific Corp. (a)                                13,600            252
MeadWestvaco Corp. (a)                                     17,600            573
Monsanto Co. (a)                                           10,720            691
Newmont Mining Corp.                                        3,800            159
OM Group, Inc. (a)*                                         1,660             80
Packaging Corp. of America (a)                                480             12
Pactiv Corp. (a)*                                             970             31
Rockwood Holdings, Inc. *                                   1,800             62
Sonoco Products Co. (a)                                     4,760            175
Spartech Corp. (a)                                          5,110            113
The Lubrizol Corp. (a)                                        850             53
                                                                     -----------
                                                                           3,078

MEDIA 2.7%
--------------------------------------------------------------------------------
CBS Corp., Class B (a)                                      4,010            127
Clear Channel Communications, Inc. (a)                     15,831            584
Comcast Corp., Class A (a)*                                18,650            490
Comcast Corp., Special Class A (a)*                        33,800            885
DreamWorks Animation SKG, Inc., Class A *                   3,400            105
Gemstar -- TV Guide International, Inc. *                  11,200             64
Omnicom Group, Inc.                                         4,740            246
Regal Entertainment Group, Class A                            900             19
Sinclair Broadcast Group, Inc., Class A (a)                17,210            225
The Interpublic Group of Cos., Inc. (a)*                   22,900            240
The McGraw-Hill Cos., Inc. (a)                              1,210             73
The Walt Disney Co.                                         2,870             95
Time Warner, Inc. (a)                                      37,400            720
                                                                     -----------
                                                                           3,873

PHARMACEUTICALS & BIOTECHNOLOGY 2.5%
--------------------------------------------------------------------------------
Abbott Laboratories                                         9,900            502
Applied Biosystems Group - Applera Corp.                    2,370             74
Biogen Idec, Inc. (a)*                                        350             20
Genzyme Corp. *                                             3,500            221
Gilead Sciences, Inc. *                                    10,040            374
Invitrogen Corp. *                                            300             21
King Pharmaceuticals, Inc. (a)*                             2,890             49
Merck & Co., Inc. (a)                                       4,090            203
MGI Pharma, Inc. *                                          8,700            218
Millennium Pharmaceuticals, Inc. (a)*                      38,700            390
Pfizer, Inc. (a)                                           40,670            956
Regeneron Pharmaceuticals, Inc. *                           2,360             35
Schering-Plough Corp.                                       2,760             79
Sciele Pharma, Inc. *                                       1,000             23
Watson Pharmaceuticals, Inc. (a)*                          14,000            426
                                                                     -----------
                                                                           3,591

REAL ESTATE 0.3%
--------------------------------------------------------------------------------
CB Richard Ellis Group, Inc., Class A *                    12,045            421

RETAILING 2.3%
--------------------------------------------------------------------------------
Best Buy Co., Inc. (a)                                     14,200            633
Blockbuster, Inc., Class A (a)*                             6,900             30
Circuit City Stores, Inc.                                  23,100            275
Expedia, Inc. *                                               550             15
FTD Group, Inc. (a)                                         2,090             35
J.C. Penney Co., Inc. (a)                                   5,100            347
Kohl's Corp. *                                              3,700            225
Macy's, Inc. (a)                                            4,806            173
Nordstrom, Inc. (a)                                           820             39
Office Depot, Inc. (a)*                                     8,600            215
Payless ShoeSource, Inc. (a)*                               7,830            208
Sears Holdings Corp. *                                        220             30
Staples, Inc. (a)                                          19,200            442
The Gap, Inc.                                              14,600            251
The Gymboree Corp. (a)*                                       730             31

SCHWAB VIEWPOINTS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                        NUMBER OF       VALUE
SECURITY                                                 SHARES      ($ x 1,000)
The Men's Wearhouse, Inc. (a)                               4,750            235
The Pep Boys - Manny, Moe & Jack                              600             10
                                                                     -----------
                                                                           3,194

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 1.9%
--------------------------------------------------------------------------------
Advanced Energy Industries, Inc. (a)*                       4,010             71
Broadcom Corp., Class A (a)*                               15,950            523
Credence Systems Corp. (a)*                                27,940             99
Intel Corp. (a)                                            34,100            805
KLA-Tencor Corp.                                              100              6
LSI Corp. (a)*                                             35,500            256
MEMC Electronic Materials, Inc. *                          12,870            789
Photronics, Inc. *                                            900             13
Teradyne, Inc. *                                            2,900             46
Zoran Corp. *                                               3,100             58
                                                                     -----------
                                                                           2,666

SOFTWARE & SERVICES 2.8%
--------------------------------------------------------------------------------
Adobe Systems, Inc. (a)*                                   16,400            661
Ariba, Inc. (a)*                                            3,840             32
Aspen Technology, Inc. (a)*                                 1,240             15
BMC Software, Inc. (a)*                                     2,060             59
Cadence Design Systems, Inc. *                              2,590             55
Computer Sciences Corp. *                                     400             22
Convergys Corp. *                                           2,600             50
CSG Systems International, Inc. (a)*                       11,810            296
Electronic Data Systems Corp. (a)                           7,980            215
FactSet Research Systems, Inc.                                600             40
Forrester Research, Inc. (a)*                                 450             11
Global Payments, Inc. (a)                                   1,140             43
Google, Inc., Class A (a)*                                  1,891            964
Greenfield Online, Inc. *                                   2,200             36
Hewitt Associates, Inc., Class A (a)*                       1,300             39
j2 Global Communications, Inc. *                              300             10
Keynote Systems, Inc. *                                       400              6
McAfee, Inc. (a)*                                             730             26
MICROS Systems, Inc. (a)*                                     170              9
Microsoft Corp.                                            13,400            388
Novell, Inc. *                                             14,200             95
Oracle Corp. *                                             23,200            444
SPSS, Inc. (a)*                                               750             31
Sybase, Inc. (a)*                                           6,580            156
Sykes Enterprises, Inc. (a)*                                8,660            145
Synopsys, Inc. (a)*                                         5,200            127
Total System Services, Inc.                                 1,030             29
                                                                     -----------
                                                                           4,004

TECHNOLOGY HARDWARE & EQUIPMENT 4.5%
--------------------------------------------------------------------------------
ADC Telecommunications, Inc. *                                300              6
Alcatel-Lucent, ADR (a)                                    51,965            603
Apple, Inc. *                                               4,100            540
C-COR, Inc. (a)*                                            9,250            124
Coherent, Inc. *                                            1,700             49
Corning, Inc. (a)*                                         28,200            672
Dolby Laboratories Inc., Class A *                          2,810             93
Emulex Corp. (a)*                                           4,460             88
Hewlett-Packard Co. (a)                                    18,490            851
International Business Machines Corp. (a)                  11,320          1,253
Littelfuse, Inc. *                                            100              3
Methode Electronics, Inc.                                   6,600            107
Mettler-Toledo International, Inc. *                          300             28
NCR Corp. (a)*                                             12,865            672
QUALCOMM, Inc. (a)                                          9,500            396
Solectron Corp. (a)*                                      106,340            400
Tyco Electronics Ltd. *                                     3,675            132
Vishay Intertechnology, Inc. *                              4,300             67
Xerox Corp. (a)*                                           17,430            304
                                                                     -----------
                                                                           6,388

TELECOMMUNICATION SERVICES 1.9%
--------------------------------------------------------------------------------
America Movil SAB de C.V., Class L ADR                     11,070            663
AT&T, Inc. (a)                                             24,140            945
CenturyTel, Inc.                                              760             35
Citizens Communications Co. (a)                             6,235             90
Qwest Communications International, Inc. (a)*             108,220            923
Rural Cellular Corp., Class A *                             1,200             51
Syniverse Holdings, Inc. *                                    300              4
Telephone & Data Systems, Inc.                                290             19
Verizon Communications, Inc.                                  110              5
                                                                     -----------
                                                                           2,735

TRANSPORTATION 0.7%
--------------------------------------------------------------------------------
Con-way, Inc.                                               1,700             84
Continental Airlines, Inc., Class B (a)*                    3,170            100
CSX Corp. (a)                                              15,600            740
Horizon Lines, Inc., Class A                                2,200             63
                                                                     -----------
                                                                             987

UTILITIES 0.6%
--------------------------------------------------------------------------------
ALLETE, Inc. (a)                                            1,790             78
American Electric Power Co., Inc. (a)                      13,200            574
Edison International (a)                                    1,360             72
FirstEnergy Corp. (a)                                         250             15
ONEOK, Inc.                                                 1,580             80
Public Service Enterprise Group, Inc.                         670             58
The AES Corp. (a)*                                          1,220             24
TXU Corp.                                                     100              7
                                                                     -----------
                                                                             908
                                                                     -----------
TOTAL COMMON STOCK
(COST $60,327)                                                            69,440
                                                                     -----------

FOREIGN COMMON STOCK 18.0% OF NET ASSETS

AUSTRALIA 0.2%
--------------------------------------------------------------------------------
BANKS 0.2%
Australia & New Zealand Banking Group Ltd.                  8,600            206

SCHWAB VIEWPOINTS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                        NUMBER OF       VALUE
SECURITY                                                 SHARES      ($ x 1,000)
BERMUDA 0.2%
--------------------------------------------------------------------------------
INSURANCE 0.1%
Willis Group Holdings Ltd. (a)                              3,300            134

RETAILING 0.1%
Giordano International Ltd.                               328,000            143
                                                                     -----------
                                                                             277

FRANCE 1.6%
--------------------------------------------------------------------------------
BANKS 0.4%
BNP Paribas                                                 4,500            495

CONSUMER DURABLES & APPAREL 0.2%
LVMH Moet Hennessy Louis Vuitton S.A.                       2,500            279

MEDIA 0.9%
Publicis Groupe                                            11,000            470
Vivendi                                                     9,100            387
Societe Television Francaise 1                             14,500            484
                                                                     -----------
                                                                           1,341

PHARMACEUTICALS & BIOTECHNOLOGY 0.1%
Sanofi-Aventis                                              2,400            201
                                                                     -----------
                                                                           2,316

GERMANY 1.7%
--------------------------------------------------------------------------------
AUTOMOBILES & COMPONENTS 1.0%
DaimlerChrysler AG - Reg'd                                  7,600            688
Bayerische Motoren Werke AG                                12,500            776
                                                                     -----------
                                                                           1,464

INSURANCE 0.5%
Allianz SE-Reg'd                                            1,400            298
Hannover Rueckversicherung AG - Reg'd                       8,000            356
                                                                     -----------
                                                                             654

SOFTWARE & SERVICES 0.2%
SAP AG                                                      5,400            292
                                                                     -----------
                                                                           2,410

IRELAND 0.4%
--------------------------------------------------------------------------------
BANKS 0.4%
Bank of Ireland                                            26,900            502

JAPAN 2.7%
--------------------------------------------------------------------------------
AUTOMOBILES & COMPONENTS 0.3%
Honda Motor Co., Ltd.                                      10,200            370

DIVERSIFIED FINANCIALS 1.1%
Nikko Cordial Corp.                                        52,600            706
Daiwa Securities Group, Inc.                               83,200            882
                                                                     -----------
                                                                           1,588

HOUSEHOLD & PERSONAL PRODUCTS 0.2%
Unicharm Corp.                                              4,500            245

PHARMACEUTICALS & BIOTECHNOLOGY 0.2%
Takeda Pharmaceutical Co., Ltd.                             4,900            319

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.6%
Rohm Co., Ltd.                                             10,700            905

TECHNOLOGY HARDWARE & EQUIPMENT 0.2%
OMRON Corp.                                                 9,900            262

TELECOMMUNICATION SERVICES 0.1%
NTT DoCoMo, Inc.                                               63             88
                                                                     -----------
                                                                           3,777

MEXICO 0.1%
--------------------------------------------------------------------------------
MEDIA 0.1%
Grupo Televisa SA de CV, ADR (a)                            7,000            177

NETHERLANDS 0.3%
--------------------------------------------------------------------------------
CONSUMER DURABLES & APPAREL 0.3%
Koninklijke (Royal) Philips Electronics N.V.               11,200            453

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.0%
ASML Holding N.V. *                                         1,100             32
                                                                     -----------
                                                                             485

REPUBLIC OF KOREA 1.5%
--------------------------------------------------------------------------------
BANKS 0.2%
Kookmin Bank                                                2,860            250

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.7%
Samsung Electronics Co., Ltd.                               1,480            977

TELECOMMUNICATION SERVICES 0.6%
SK Telecom Co., Ltd.                                        4,100            918
                                                                     -----------
                                                                           2,145

SPAIN 0.4%
--------------------------------------------------------------------------------
MEDIA 0.4%
Gestevision Telecinco S.A.                                 22,500            612

SWITZERLAND 3.4%
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES 0.5%
Adecco S.A. - Reg'd                                        10,000            695

DIVERSIFIED FINANCIALS 1.6%
Credit Suisse Group - Reg'd                                13,500            881
UBS AG - Reg                                               19,100          1,057
UBS AG - Reg'd                                              6,700            369
                                                                     -----------
                                                                           2,307

FOOD, BEVERAGE & TOBACCO 0.4%
Nestle S.A. - Reg'd                                         1,420            546

MATERIALS 0.2%
Givaudan S.A. - Reg'd                                         350            328

PHARMACEUTICALS & BIOTECHNOLOGY 0.7%
Novartis AG - Reg'd                                        16,600            895

SCHWAB VIEWPOINTS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                        NUMBER OF       VALUE
SECURITY                                                 SHARES      ($ x 1,000)
                                                                     -----------
                                                                           4,771

UNITED KINGDOM 5.5%
--------------------------------------------------------------------------------
BANKS 1.2%
Lloyds TSB Group plc                                       64,800            729
HSBC Holdings plc                                          51,000            945
                                                                     -----------
                                                                           1,674

COMMERCIAL SERVICES & SUPPLIES 0.1%
G4S plc                                                    45,900            200

CONSUMER SERVICES 0.2%
Compass Group plc                                          39,600            267

DIVERSIFIED FINANCIALS 0.5%
Schroders plc                                              27,900            691

FOOD, BEVERAGE & TOBACCO 1.0%
Diageo plc                                                 41,800            854
Cadbury Schweppes plc                                      42,200            523
                                                                     -----------
                                                                           1,377

MEDIA 1.3%
British Sky Broadcasting Group plc                         57,500            773
Johnston Press Group plc                                   71,300            548
Trinity Mirror plc                                         51,800            530
                                                                     -----------
                                                                           1,851

PHARMACEUTICALS & BIOTECHNOLOGY 0.7%
GlaxoSmithKline plc                                        41,300          1,045

RETAILING 0.5%
Signet Group plc                                          352,700            696
                                                                     -----------
                                                                           7,801
                                                                     -----------
TOTAL FOREIGN COMMON STOCK
(COST $24,153)                                                            25,479
                                                                     -----------

SECURITY                                              FACE AMOUNT       VALUE
  RATE, MATURITY DATE                                 ($ X 1,000)    ($ X 1,000)
U.S. GOVERNMENT SECURITIES 6.2% OF NET ASSETS
--------------------------------------------------------------------------------
U.S. Treasury Bond
   8.13%, 08/15/19 (a)                                        100            129
U.S. Treasury Inflation Protected Security
   2.38%, 04/15/11 (a)                                        209            208
   2.00%, 04/15/12                                            205            200
   2.00%, 07/15/14 (a)                                        441            429
   2.50%, 07/15/16 (a)                                        412            414
   2.00%, 01/15/26 (a)                                        314            293
U.S. Treasury Note
   4.38%, 01/31/08 (a)                                        300            299
   3.75%, 05/15/08 (a)                                        400            397
   4.38%, 11/15/08 (a)                                        100            100
   4.00%, 06/15/09 (a)                                      1,700          1,683
   4.88%, 04/30/11 (a)                                      1,100          1,111
   4.63%, 12/31/11                                            500            501
   4.63%, 02/29/12                                          3,000          3,004
                                                                     -----------
TOTAL U.S. GOVERNMENT SECURITIES
(COST $8,722)                                                              8,768
                                                                     -----------

FOREIGN GOVERNMENT SECURITIES 0.7% OF NET ASSETS
Federative Republic of Brazil
   12.50%, 01/05/22                                           500            317
Government of United Kingdom
   4.25%, 03/07/11                                            200            390
Panama Government International Bond
   6.70%, 01/26/36 (a)                                        326            325
                                                                     -----------
TOTAL FOREIGN GOVERNMENT SECURITIES
(COST $904)                                                                1,032
                                                                     -----------

CORPORATE BONDS 2.5% OF NET ASSETS

FIXED-RATE OBLIGATIONS 0.7%
--------------------------------------------------------------------------------
DaimlerChrysler NA Holding Corp.
   5.75%, 09/08/11 (a)                                        100            100
Edison Mission Energy
   7.00%, 05/15/17 (c)                                        100             91
El Paso Corp.
   7.80%, 08/01/31 (a)                                        100             97
HCA, Inc.
   9.25%, 11/15/16 (c)                                        200            199
Morgan Stanley
   5.75%, 10/18/16                                            400            391
Verizon Communications, Inc.
   5.55%, 02/15/16 (a)                                        100             97
                                                                     -----------
                                                                             975

VARIABLE-RATE OBLIGATIONS 1.8%
--------------------------------------------------------------------------------
Amgen, Inc.
   5.44%, 08/28/07 (b)(c)                                     900            901
BellSouth Corp.
   5.46%, 08/15/07 (a)(b)                                     200            200
ConocoPhillips Australia Funding Co.
   5.46%, 10/10/07 (a)(b)                                     600            600
HSBC Bank USA
   5.43%, 09/21/07 (a)(b)                                     250            250
SLM Corp.
   5.33%, 08/20/07 (b)(c)                                     500            497
Transocean, Inc.
   5.56%, 09/05/07 (a)(b)                                     200            200
                                                                     -----------
                                                                           2,648
                                                                     -----------
TOTAL CORPORATE BONDS
(COST $3,633)                                                              3,623
                                                                     -----------

SCHWAB VIEWPOINTS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

SECURITY                                              FACE AMOUNT       VALUE
  RATE, MATURITY DATE                                 ($ X 1,000)    ($ X 1,000)
MUNICIPAL BONDS 0.4% OF NET ASSETS

REVENUE BONDS 0.4%
--------------------------------------------------------------------------------
Tobacco Settlement Financing Corp. of Rhode Island
   Revenue Bond, Series 2002A
      6.25%, 06/01/42 (a)                                     500            524
                                                                     -----------
TOTAL MUNICIPAL BONDS
(COST $465)                                                                  524
                                                                     -----------

ASSET-BACKED OBLIGATIONS 0.1% OF NET ASSETS
Honda Auto Receivables Owner Trust, Series 2006-1
   Class A2
      5.10%, 09/18/08 (a)                                      54             54
Nissan Auto Receivables Owner Trust, Series 2001-B
   Class A2
      5.18%, 08/15/08 (a)                                      93             93
Quest Trust, 144A Series 2004-X2 Class A1
      5.88%, 08/26/07 (a)(b)(c)(d)                              4              4
                                                                     -----------
TOTAL ASSET-BACKED OBLIGATIONS
(COST $151)                                                                  151
                                                                     -----------

MORTGAGE-BACKED SECURITIES 19.0% OF NET ASSETS

COLLATERALIZED MORTGAGE OBLIGATIONS 0.3%
--------------------------------------------------------------------------------

VARIABLE-RATE OBLIGATIONS 0.3%
--------------------------------------------------------------------------------
Freddie Mac Structured Series T-61
   Class 1A1
      6.43%, 08/25/07 (a)(b)                                  387            388

U.S. GOVERNMENT AGENCY MORTGAGES 18.7%
--------------------------------------------------------------------------------
Fannie Mae
   7.24%, 08/01/07 (a)(b)                                      11             11
   6.00%, 04/01/16 (a)                                         21             22
   6.00%, 03/01/18 (a)                                         15             15
   4.00%, 07/01/18 (a)                                        699            654
   4.00%, 11/01/18 (a)                                        730            683
   4.00%, 01/01/19 (a)                                         17             16
   4.00%, 04/01/19 (a)                                         16             15
   4.00%, 06/01/19 (a)                                        125            116
   4.00%, 06/01/19 (a)                                        119            111
   4.00%, 02/01/20 (a)                                        417            388
   4.00%, 03/01/20 (a)                                        148            138
   4.50%, 08/01/33 (a)                                        204            186
   5.50%, 02/01/34 (a)                                        644            626
   5.50%, 04/01/34 (a)                                        273            265
   5.50%, 09/01/34 (a)                                      3,732          3,618
   5.50%, 11/01/34 (a)                                      2,158          2,092
   5.50%, 02/01/35 (a)                                        308            298
   5.50%, 02/01/35 (a)                                      1,493          1,447
   5.50%, 02/01/35 (a)                                        714            692
   5.50%, 04/01/35 (a)                                      1,617          1,566
   4.50%, 05/01/35 (a)                                        419            383
   5.50%, 05/01/35 (a)                                        580            562
   5.50%, 06/01/35 (a)                                         82             79
   4.50%, 09/01/35 (a)                                        927            846
   4.50%, 09/01/35 (a)                                        892            813
   5.50%, 09/01/35 (a)                                        417            404
   4.50%, 10/01/35 (a)                                         90             82
   5.00%, 02/01/36 (a)                                      2,583          2,430
   5.50%, 04/01/36 (a)                                        909            878
   5.50%, 07/01/36 (a)                                        961            929
   5.00%, 01/01/37                                            993            932
Fannie Mae TBA
   5.50%, 12/01/99                                          1,050          1,013
Freddie Mac
   4.37%, 08/01/07 (a)(b)                                     128            127
   6.00%, 09/01/22 (a)                                        150            151
Ginnie Mae
   5.00%, 04/15/35                                            151            144
   5.00%, 04/15/35                                            138            132
   5.00%, 08/15/35                                            693            661
Ginnie Mae TBA
   5.50%, 12/01/99                                          2,000          1,948
   6.00%, 12/01/99                                          1,000            999
                                                                     -----------
                                                                          26,472
                                                                     -----------
TOTAL MORTGAGE-BACKED SECURITIES
(COST $27,557)                                                            26,860
                                                                     -----------

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.5% OF NET ASSETS

FIXED-RATE OBLIGATIONS 0.1%
--------------------------------------------------------------------------------
Bank of America Mortgage Securities Series 2004-2
   Class 5A1
      6.50%, 10/25/31 (a)                                      70             70
Residential Funding Mortgage Security I Series-S9
   Class A1
      6.50%, 03/25/32 (a)                                      37             37
                                                                     -----------
                                                                             107

VARIABLE-RATE OBLIGATIONS 0.4%
--------------------------------------------------------------------------------
Bear Stearns Adjustable Rate Mortgage Trust Series
   2002-11 Class 1A1
      5.63%, 08/25/07 (a)(b)                                   58             58
Bear Stearns Adjustable Rate Mortgage Trust Series
   2005-4 Class 23A2
      5.38%, 08/25/07 (a)(b)                                  105            105
Washington Mutual Series 2003-R1 Class A1
      5.86%, 08/25/07 (a)(b)                                  405            405
                                                                     -----------
                                                                             568
                                                                     -----------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(COST $679)                                                                  675
                                                                     -----------

SCHWAB VIEWPOINTS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

SECURITY                                              FACE AMOUNT       VALUE
  RATE, MATURITY DATE                                 ($ X 1,000)    ($ X 1,000)
SHORT-TERM INVESTMENTS 6.4% OF NET ASSETS

COMMERCIAL PAPER & OTHER OBLIGATIONS 0.9%
--------------------------------------------------------------------------------
Societe Generale
   5.23%, 08/06/07                                            100            100
UBS Finance (Delaware), Inc.
   5.24%, 10/02/07                                          1,100          1,090
   5.20%, 10/23/07                                            100             99
                                                                     -----------
                                                                           1,289

REPURCHASE AGREEMENT 4.9%
--------------------------------------------------------------------------------
Credit Suisse First Boston dated 07/31/07,
   due 08/01/07 at 5.05%, with a maturity
   value of $1,000 (fully collateralized by
   U.S. Government Agency Securities with a
   value of $1,019.)                                        1,000          1,000
Fixed Income Clearing Corp. dated 07/31/07,
   due 08/01/07 at 5.00%, with a maturity
   value of $5,859 (fully collateralized by
   U.S. Government Agency Securities with a
   value of $6,077.)                                        5,858          5,858
                                                                     -----------
                                                                           6,858

U.S. TREASURY OBLIGATIONS 0.6%
--------------------------------------------------------------------------------
U.S. Treasury Bill
   4.55%, 09/13/07                                             50             50
   4.56%, 09/13/07                                            110            109
   4.61%, 09/13/07                                            130            129
   4.50%, 09/13/07                                            110            109
   4.71%, 09/13/07                                             40             40
   4.72%, 09/13/07                                            100             99
   4.77%, 09/13/07                                            205            204
   4.84%, 09/13/07                                            160            159
                                                                     -----------
                                                                             899
                                                                     -----------
TOTAL SHORT-TERM INVESTMENTS
(COST $9,046)                                                              9,046
                                                                     -----------

                                                        NUMBER OF       VALUE
SECURITY                                                 SHARES      ($ X 1,000)
OTHER INVESTMENTS 0.0% OF NET ASSETS
iShares Lehman Aggregate Bond Fund (a)                        100             10
                                                                     -----------
TOTAL OTHER INVESTMENTS
(COST $10)                                                                    10
                                                                     -----------

                                                        NUMBER OF       VALUE
SECURITY                                                CONTRACTS    ($ X 1,000)
PURCHASED OPTIONS 0.2% OF NET ASSETS

CALL OPTIONS 0.1%
--------------------------------------------------------------------------------
3 Month LIBOR Swaption Call, Strike Price 4.75,
   Expires 03/31/08                                         2,000              6
3 Month LIBOR Swaption Call, Strike Price 4.75,
   Expires 09/26/08                                         2,000              9
3 Month LIBOR Swaption Call, Strike Price 4.75,
   Expires 09/26/08                                         2,000              9
3 Month LIBOR Swaption Call, Strike Price 4.75,
   Expires 12/15/08                                         2,600             12
3 Month LIBOR Swaption Call, Strike Price 5.00,
   Expires 02/01/08                                         2,100              9
3 Month LIBOR Swaption Call, Strike Price 5.04,
   Expires 09/17/07                                           800              2
90 Day Euro Dollar Futures, Strike Price 95,
   Expires 03/17/08                                             7              4
90 Day Euro Dollar Futures, Strike Price 95.25,
   Expires 03/17/08                                             7              3
90 Day Euro Dollar Futures, Strike Price 95.25,
   Expires 06/16/08                                             7              4
90 Day Euro Dollar Futures, Strike Price 95.25,
   Expires 12/17/07                                             7              1
USD/EUR, Strike Price 1.355, Expires 05/21/08               2,100             87
USD/JPY, Strike Price 104.65, Expires 03/31/10              1,100             65
                                                                     -----------
                                                                             211

PUT OPTIONS 0.1%
--------------------------------------------------------------------------------
90 Day Euro Dollar Futures, Strike Price 91.25,
   Expires 12/17/07                                            25             --
USD/EUR, Strike Price 1.355, Expires 05/21/08               2,100             43
USD/JPY, Strike Price 104.65, Expires 03/31/10              1,100             41
                                                                     -----------
                                                                              84
                                                                     -----------
TOTAL PURCHASED OPTIONS
(COST $295)                                                                  295
                                                                     -----------

END OF INVESTMENTS.

At 07/31/07 the tax basis cost of the fund's investments was $136,623, and the unrealized appreciation and depreciation were $13,184 and ($3,904), respectively, with a net appreciation of $9,280.

SCHWAB VIEWPOINTS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

At 07/31/07, portfolio holdings included illiquid and/or restricted securities as follows:

ISSUER
RATE, ACQUISITION DATE                                FACE AMOUNT       VALUE
MATURITY DATE                                         ($ X 1,000)    ($ X 1,000)
Quest Trust, 144A Series 2004-X2
Class A1
5.88%, 06/24/04, 08/26/07                                       4              4

As of 07/31/07, the prices of certain foreign securities held by the fund aggregating $24,784 were adjusted from their closing market prices following the guidelines adopted by the fund's Board of Trustees.

*   Non-income producing security.
(a) All or a portion of this security is held as collateral for future contract, short sale, swap agreements, delayed-delivery security and options written.
(b) Variable-rate security.
(c) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $1,691 or 1.2% of net assets.
(d) Illiquid and/or restricted security.

ADR -- American Depositary Receipt

SECURITY                                              FACE AMOUNT       VALUE
  RATE, MATURITY DATE                                 ($ X 1,000)    ($ X 1,000)
SHORT SALES 1.4% OF NET ASSETS

U.S. GOVERNMENT AGENCY MORTGAGES 0.7%
--------------------------------------------------------------------------------
Fannie Mae TBA
   5.00%, 12/01/99                                          1,000            938

U.S. GOVERNMENT AGENCY SECURITIES 0.7%
--------------------------------------------------------------------------------
U.S. Treasury Note
   3.63%, 05/15/13                                            700            665
U.S. Treasury Note
   4.13%, 05/15/15                                            400            384
                                                                     -----------
                                                                           1,049
                                                                     -----------
TOTAL SHORT SALES
(COST $1,965)                                                              1,987
                                                                     -----------

                                                        NOTIONAL
                                                         AMOUNT         VALUE
SECURITY                                              ($ X 1,000)    ($ X 1,000)
OPTIONS WRITTEN 0.0% OF NET ASSETS

CALL OPTIONS 0.0%
--------------------------------------------------------------------------------
3 Month LIBOR Swaption Call, Strike Price 4.95,
   Expires 03/31/08                                         1,000              7
3 Month LIBOR Swaption Call, Strike Price 4.95,
   Expires 09/26/08                                           900              8
3 Month LIBOR Swaption Call, Strike Price 4.95,
   Expires 09/30/08                                           900              8
3 Month LIBOR Swaption Call, Strike Price 5.00,
   Expires 12/15/08                                           800              9
3 Month LIBOR Swaption Call, Strike Price 5.10,
   Expires 02/01/08                                           900              7
                                                                     -----------
TOTAL OPTIONS WRITTEN
(COST $46)                                                                    39
                                                                     -----------

END OF SHORT SALES AND OPTIONS WRITTEN.

In addition to the above, the fund held the following at 07/31/07. All numbers x 1000 except number of futures contracts.


                                                 NOTIONAL         UNREALIZED
                                                 AMOUNT           GAINS/(LOSSES)
                                                 (FOREIGN/USD)    (USD)
SWAP AGREEMENTS

INTEREST RATE SWAPS
--------------------------------------------------------------------------------
BRAZILIAN REAL
Receive fixed rate payments of 10.115%,
   Pay variable rate payments of 3 month
   BRCDI, expires 01/02/12, Morgan Stanley               2,700              (30)
Receive fixed rate payments of 10.15%,
   Pay variable rate payments of 1 month
   BRCDI, expires 01/02/12, Goldman
   Sachs & Co.                                           1,900              (17)
Receive fixed rate payments of 10.57%,
   Pay variable rate payments of 0 month
   BRCDI, expires 01/02/12, UBS, AG                        900                2
                                                                  --------------
                                                                            (45)

BRITISH POUNDS
Receive fixed rate payments of 5.00%,
   Pay variable rate payments of 6 month
   LIBOR, expires 12/20/08, UBS, AG                      4,800              (52)
Receive fixed rate payments of 5.00%,
   Pay variable rate payments of 6 month
   LIBOR, expires 6/15/09, HSBC                            600              (10)

SCHWAB VIEWPOINTS FUND

PORTFOLIO HOLDINGS (Unaudited) continued


                                                 NOTIONAL         UNREALIZED
                                                 AMOUNT           GAINS/(LOSSES)
                                                 (FOREIGN/USD)    (USD)
Receive fixed rate payments of 5.00%,
   Pay variable rate payments of 6 month
   LIBOR, expires 9/15/10, Barclays Bank plc             1,000              (65)
Receive fixed rate payments of 5.00%,
   Pay variable rate payments of 6 month
   LIBOR, expires 9/15/10,
   Royal Bank of Scotland                                  100               (3)
Receive variable rate payments of 6 month
   LIBOR, Pay fixed rate payments of 4.00%,
   expires 12/15/35, HSBC                                  200               20
Receive variable rate payments of 6 month
   LIBOR, Pay fixed rate payments of 5.00%,
   expires 12/15/35, Goldman Sachs & Co.                   500               (5)
                                                                  --------------
                                                                           (115)

EUROPEAN EURO
Receive variable rate payments of 6 month
   LIBOR, Pay fixed rate payments of
   4.00%, expires 12/15/11, Deutsche Bank
   Securities, Inc.                                      3,000               44

JAPANESE YEN
Receive variable rate payments of 6 month
   LIBOR, Pay fixed rate payments of
   2.00%, expires 12/20/16,
   Barclays Bank plc                                    10,000               (1)
Receive variable rate payments of 6 month
   LIBOR, Pay fixed rate payments of 2.00%,
   expires 12/20/16, UBS, AG                            20,000               (2)
                                                                  --------------
                                                                             (3)

MEXICAN PESO
Receive fixed rate payments of 7.91%, Pay
   variable rate payments of 1 month TIIE,
   expires 05/14/09, Citibank N.A.                       9,000               (1)

U.S. DOLLARS
Receive fixed rate payments of 5.00%,
   Pay variable rate payments of 3 month
   LIBOR, expires 06/18/09, UBS, AG                      4,000               11
Receive fixed rate payments of 5.00%,
   Pay variable rate payments of 3 month
   LIBOR, expires 12/19/09, Barclays Bank plc            3,200               14
Receive fixed rate payments of 5.00%,
   Pay variable rate payments of 3 month
   LIBOR, expires 12/19/12, Deutsche Bank
   Securities, Inc.                                      1,700               19
Receive fixed rate payments of 5.00%, Pay
   variable rate payments of 3 month LIBOR,
   expires 12/19/12, JPMorgan Chase & Co.                3,800               51
Receive fixed rate payments of 5.00%, Pay
   variable rate payments of 3 month LIBOR,
   expires 12/19/12, Lehman Brothers, Inc.               1,600               18
Receive fixed rate payments of 5.00%, Pay
   variable rate payments of 3 month LIBOR,
   expires 12/19/37, Citibank N.A.                         600               14
Receive fixed rate payments of 5.00%, Pay
   variable rate payments of 3 month LIBOR,
   expires 12/19/37, Deutsche Bank
   Securities Co.                                        1,200               33
Receive fixed rate payments of 5.00%, Pay
   variable rate payments of 3 month LIBOR,
   expires 12/19/37, Morgan Stanley                      1,200               38
Receive variable rate payments of 3 month
   LIBOR, Pay fixed rate payments of 5.00%,
   expires 12/19/17, Deutsche Bank
   Securities, Inc.                                      2,100              (41)
Receive variable rate payments of 3 month
   LIBOR, Pay fixed rate payments of 5.00%,
   expires 12/19/17, JPMorgan Chase & Co.                  100               (2)
Receive variable rate payments of 3 month
   LIBOR, Pay fixed rate payments of 5.00%,
   expires 12/19/37, Goldman Sachs & Co.                 1,100               42
Receive variable rate payments of 3 month
   LIBOR, Pay fixed rate payments of 6.00%,
   expires 12/15/24, UBS, AG                               200               14
                                                                  --------------
                                                                            211
                                                                  --------------
Net unrealized gains on Interest Rate Swaps                                  91
                                                                  --------------

CREDIT DEFAULT SWAPS - PURCHASED PROTECTION
--------------------------------------------------------------------------------
U.S. DOLLARS
Allstate Corp., 6.125% due 02/15/12, Pay
   fixed rate payments of 0.26%, expires
   12/20/08, Morgan Stanley                                100               --

SCHWAB VIEWPOINTS FUND

PORTFOLIO HOLDINGS (Unaudited) continued


                                                 NOTIONAL         UNREALIZED
                                                 AMOUNT           GAINS/(LOSSES)
                                                 (FOREIGN/USD)    (USD)
AutoZone, Inc., 5.875% due 10/15/12, Pay
   fixed rate payments of 0.35%, expires
   12/20/08, UBS, AG                                       200               (1)
AutoZone, Inc., 5.875% due 10/15/12, Pay
   fixed rate payments of 0.635%, expires
   06/20/17, JPMorgan Chase & Co.                          100                2
DaimlerChrysler NA Holding Corp., 5.75%
   due 09/08/11, Pay fixed rate payments
   of 0.58%, expires 09/20/11, Barlcays
   Bank plc                                                100               --
DJ CDX, Pay fixed rate payments of
   0.1425%, expires 12/20/12, Morgan
   Stanley                                                 300                7
DJ CDX, Pay fixed rate payments of
   0.1425%, expires 12/20/12, Morgan
   Stanley                                                 700               17
DJ CDX, Pay fixed rate payments of 0.65%,
   expires 12/20/16, Morgan Stanley                        500               22
DJ CDX, Pay fixed rate payments of 0.75%,
   expires 12/20/11, Barclays Bank plc                     900               36
Eaton Corp., 5.75% due 07/15/12, Pay fixed
   rate payments of 0.28%, expires
   12/20/08, Citibank N.A.                                 100               --
Eli Lilly & Co., 6.00% due 03/15/12, Pay
   fixed rate payments of 0.16%, expires
   12/20/08, Barclays Bank plc                             100               --
Emerson Electric Co., 4.625% due 10/15/12,
   Pay fixed rate payments of 0.21%,
   expires 12/20/08, Morgan Stanley                        100               --
FedEx Corp., 7.25 % due 02/15/11, Pay
   fixed rate payments of 0.29%, expires
   12/20/08, Citibank N.A.                                 100               --
Home Depot, Inc., 5.375% due 04/01/06, Pay
   fixed rate payments of 0.12%, expires
   12/20/08, Lehman Brothers, Inc.                         100               --
Ingersoll-Rand Co. Ltd., 6.48% due
   06/01/25, Pay fixed rate payments of
   0.32%, expires 12/20/08, Merrill Lynch                  100               --
Johnson & Johnson, Inc., 3.80% due
   05/15/13, Pay fixed rate payments of
   0.11%, expires 12/20/08, Lehman
   Brothers, Inc.                                          100               --
Masco Corp., 5.875% due 07/15/12, Pay
   fixed rate payments of 0.30%, expires
   12/20/08, Lehman Brothers, Inc.                         100                1
People Republic of China, 6.80% due
   05/23/11, Pay fixed rate payments of
   0.40%, expires 06/20/09, Lehman
   Brothers, Inc.                                          200               (1)
RACEP 2006-3 D, 7.01% due 04/15/20, Pay
   fixed rate payments of 1.95%, expires
   04/15/20, Merrill Lynch                                 100                9
RACEP 2006-3 E, 9.61% due 04/15/20, Pay
   fixed rate payments of 4.03%, expires
   04/15/20, Merrill Lynch                                 100               15
RadioShack Corp., 7.375% due 05/15/11, Pay
   fixed rate payments of 0.35%, expires
   12/20/08, Lehman Brothers, Inc.                         100                1
Republic of Hungary, 4.75% due 02/03/15,
   Pay fixed rate payments of 0.535%,
   expires 05/20/16, Morgan Stanley                        300               (2)
Republic of Hungary, 4.75% due 02/03/15,
   Pay fixed rate payments of 0.54%,
   expires 05/20/16, JPMorgan Chase & Co.                  100               (1)
Republic of Hungary, 4.75% due 02/03/15,
   Pay fixed rate payments of 0.545%,
   expires 05/20/16, Deutsche Bank
   Securities, Inc.                                        200               (1)
SARA 2006-1A C, 6.84% due 12/15/19, 4.75%
   due 02/03/15, Pay fixed rate payments
   of 1.88%, expires 12/15/19, Merrill
   Lynch                                                   100                8
SARA 2006-1A D, 8.81% due 12/15/19, Pay
   fixed rate payments of 3.78%, expires
   12/15/19, Merrill Lynch                                 100               --
Wal-Mart Stores, Inc., 3.375% due
   10/01/08, Pay fixed rate payments of
   0.14%, expires 12/20/08, Citibank N.A.                  200               --
Wal-Mart Stores, Inc., 5.75% due 12/19/30,
   Pay fixed rate payments of 0.147%,
   expires 06/20/17, Morgan Stanley                        100                1
Whirpool Corp., 8.60% due 05/01/10, Pay
   fixed rate payments of 0.29%, expires
   12/20/08, Lehman Brothers, Inc.                         100               --

SCHWAB VIEWPOINTS FUND

PORTFOLIO HOLDINGS (Unaudited) continued


                                                 NOTIONAL         UNREALIZED
                                                 AMOUNT           GAINS/(LOSSES)
                                                 (FOREIGN/USD)    (USD)
XL Capital Ltd., 6.50% due 01/15/12, Pay
   fixed rate payments of 0.205%, expires
   03/20/12, Barclays Bank plc                             100                2
                                                                  --------------
                                                                            115
                                                                  --------------



CREDIT DEFAULT SWAPS - SOLD PROTECTION
-------------------------------------------------------------------------------

U.S. DOLLARS
AIG, 5.60% due 10/18/16, Receive fixed
   rate payments of 0.055%, expires
   03/20/08, Lehman Brothers, Inc.                         600               (1)
DJ CDX, Receive fixed rate payments of
   0.4575%, expires 12/20/15, Morgan
   Stanley                                                 200              (12)
DJ CDX, Receive fixed rate payments of
   0.4625%, expires 12/20/15, Morgan
   Stanley                                                 500              (30)
DJ CDX, Receive fixed rate payments of
   2.105%, expires 06/20/12, Citibank N.A.               1,900             (151)
                                                                  --------------
                                                                           (194)
                                                                  --------------
Net unrealized losses on Credit Default Swaps                               (79)
                                                                  --------------
TOTAL UNREALIZED GAINS ON SWAP AGREEMENTS                                    12
                                                                  --------------
Net premium received/paid                                                  (691)
                                                                  --------------
SWAP AGREEMENTS, AT FAIR VALUE                                             (679)
                                                                  --------------

                                          NUMBER OF     CONTRACT     UNREALIZED
                                          CONTRACTS       VALUE     GAINS/LOSSES

FUTURES CONTRACTS

FUTURES CONTRACTS - LONG
--------------------------------------------------------------------------------
5 Years, Euro BOBL, expires 09/10/07             27        3,955             22
90 Day Eurodollar, expires 03/17/08             109       25,904             80
90 Day Eurodollar, expires 06/16/08             175       41,626            (20)
90 Day Eurodollar, expires 09/17/07              35        8,288             --
90 Day Eurodollar, expires 09/15/08              26        6,186             30
90 Day Eurodollar, expires 12/17/07              23        5,457             12
LIBOR, expires 06/25/08                          92       21,914           (107)
UK Gilt, expires 09/26/07                         1          214             --
                                                                    -----------
                                                                             17
                                                                    -----------

                                         NUMBER OF     CONTRACT      UNREALIZED
                                         CONTRACTS      VALUE       GAINS/LOSSES
FUTURES CONTRACTS - SHORT
--------------------------------------------------------------------------------
10 Years, U.S. Treasury Note,
expires 09/19/07                              (24)        2,578             (29)
30 Years, U.S. Treasury Bond,
expires 09/19/07                              (83)        9,135            (313)
5 Years, U.S. Treasury Note,
expires 09/28/07                              (55)        5,801               1
90 Day Eurodollar,
expires 12/15/08                               (5)        1,189              (1)
                                                                    ------------
                                                                           (342)
                                                                    ------------
                                                                           (325)
                                                                    ------------

                              AMOUNT                    AMOUNT
                                OF                        OF
                             CURRENCY                  CURRENCY       UNREALIZED
               CURRENCY       TO BE      CURRENCY       TO BE           GAINS /
EXPIRATION      TO BE        RECEIVED     TO BE       DELIVERED         LOSSES
  DATE         RECEIVED     ( X 1,000)  DELIVERED     ( X 1,000)     ($ X 1,000)
FORWARD FOREIGN CURRENCY CONTRACTS
--------------------------------------------------------------------------------
08/27/2007     USD               1,333  EUR                  973             12
03/13/2008     CLP              17,000  USD                   33             --
03/13/2008     USD                  33  CLP               17,000             --
12/10/2007     CLP                 276  USD                   11             --
08/27/2007     USD                 320  EUR                  438             (1)
10/25/2007     JPY              76,799  USD                  655             19
01/23/2008     GBP                 644  USD                  318              6
08/09/2007     USD                 755  GBP                  372            (13)
10/05/2007     USD               1,806  GBP                  890            (52)
10/19/2007     USD               1,465  GBP                  722            (19)
01/07/2008     USD                 858  GBP                  424             (9)
01/18/2008     USD               1,445  GBP                  714              4
11/02/2007     RUB                  78  USD                    3             --
09/19/2007     RUB               7,252  USD                  284              7
09/19/2007     RUB                 284  USD                7,252              1
08/27/2007     KRW              10,559  USD                   11             --
09/27/2007     KRW              35,300  USD                   38             --
09/21/2007     USD                  50  KRW               46,231             (1)
07/10/2008     CHF               7,252  USD                  285             (2)
08/03/2007     USD                  71  CHF                   59             --
08/16/2007     CNY               3,721  USD                  493             11
08/16/2007     USD                 493  CNY                3,721             --
01/10/2008     CNY               6,653  USD                  903              1
                                                                     -----------
                                                                            (36)
                                                                     -----------

SCHWAB CAPITAL TRUST
LAUDUS SMALL-CAP MARKETMASTERS FUND(TM)

PORTFOLIO HOLDINGS As of July 31, 2007, (Unaudited)

The following are the portfolio holdings as of the report date.
For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                       COST             VALUE
HOLDINGS BY CATEGORY                                ($ X 1,000)      ($ X 1,000)
--------------------------------------------------------------------------------
 90.4%   COMMON STOCK                                   135,814          144,541
  3.5%   FOREIGN COMMON STOCK                             5,455            5,635
  0.5%   OTHER INVESTMENT COMPANIES                         906              848
  7.0%   SHORT-TERM INVESTMENTS                          11,084           11,084
--------------------------------------------------------------------------------
101.4%   TOTAL INVESTMENTS                              153,259          162,108
(1.4)%   OTHER ASSETS AND LIABILITIES                                    (2,168)
--------------------------------------------------------------------------------
100.0%     NET ASSETS                                                    159,940

                                                         NUMBER OF      VALUE
SECURITY                                                  SHARES     ($ X 1,000)
COMMON STOCK 90.4% OF NET ASSETS

BANKS 2.0%
--------------------------------------------------------------------------------
Commerce Bancorp, Inc.                                      14,120           472
Marshall & Ilsley Corp.                                      6,600           272
New York Community Bancorp, Inc.                            48,758           791
People's United Financial, Inc. (a)                         58,371           941
SVB Financial Group *                                       14,728           776
                                                                     -----------
                                                                           3,252
CAPITAL GOODS 9.4%
--------------------------------------------------------------------------------
AAR Corp. *                                                 15,000           447
Alliant Techsystems, Inc. *                                  9,200           912
Astec Industries, Inc. *                                    16,200           845
Baldor Electric Co. (a)                                     45,730         2,087
BE Aerospace, Inc. *                                        24,405           990
CAE, Inc.                                                  114,170         1,475
Dover Corp.                                                  6,900           352
General Cable Corp. *                                       19,010         1,511
Hexcel Corp. *                                              27,900           607
Insteel Industries, Inc.                                    24,100           467
Joy Global, Inc.                                            19,800           980
Pentair, Inc.                                               23,300           844
SPX Corp.                                                   14,060         1,320
Teleflex, Inc.                                              20,570         1,572
Trex Co., Inc. (a)*                                         18,375           307
Universal Forest Products, Inc.                              8,500           336
                                                                     -----------
                                                                          15,052
COMMERCIAL SERVICES & SUPPLIES 3.9%
--------------------------------------------------------------------------------
Acco Brands Corp. (a)*                                      43,960           909
Cornell Cos., Inc. *                                        20,730           457
FTI Consulting, Inc. *                                      20,180           828
Huron Consulting Group, Inc. *                               4,510           306
Kenexa Corp. *                                              12,240           438
Mobile Mini, Inc. *                                         19,160           547
Steelcase, Inc., Class A (a)                                54,090           942
The Geo Group, Inc. *                                       18,720           518
Watson Wyatt Worldwide, Inc., Class A                       30,405         1,355
                                                                     -----------
                                                                           6,300
CONSUMER DURABLES & APPAREL 0.5%
--------------------------------------------------------------------------------
Jones Apparel Group, Inc.                                   29,685           741

CONSUMER SERVICES 6.2%
--------------------------------------------------------------------------------
Bob Evans Farms, Inc.                                       22,495           730
California Pizza Kitchen, Inc. (a)*                         28,725           545
Capella Education Co. *                                     13,000           581
Career Education Corp. *                                    10,300           306
Corinthian Colleges, Inc. (a)*                              54,760           738
Gaylord Entertainment Co. *                                 21,000         1,050
P.F. Chang's China Bistro, Inc. *                           27,425           898
Regis Corp.                                                 25,706           896
Service Corp. International                                 43,300           525
Six Flags, Inc. *                                          107,445           409
Sotheby's                                                    7,520           322
Steiner Leisure Ltd. *                                       7,200           301
Strayer Education, Inc.                                      2,850           432
The Cheesecake Factory, Inc. *                              39,700           977
Vail Resorts, Inc. *                                        16,020           858
WMS Industries, Inc. *                                      12,960           338
                                                                     -----------
                                                                           9,906
DIVERSIFIED FINANCIALS 3.2%
--------------------------------------------------------------------------------
Advanta Corp., Class B                                      13,100           336
Affiliated Managers Group, Inc. *                            6,200           701
Calamos Asset Management, Inc., Class A                     33,045           816
Federated Investors, Inc., Class B                          23,700           853
GAMCO Investors, Inc., Class A                              15,720           817
GFI Group, Inc. *                                            5,950           443
Knight Capital Group, Inc., Class A *                       52,125           737
Raymond James Financial, Inc.                               14,565           447
                                                                     -----------
                                                                           5,150
ENERGY 7.2%
--------------------------------------------------------------------------------
Alpha Natural Resources, Inc. (a)*                          23,840           426
Arena Resources, Inc. *                                      5,380           292
Cameron International Corp. *                                3,800           296
CARBO Ceramics, Inc.                                        42,200         1,902
Carrizo Oil & Gas, Inc. *                                   12,675           463
CONSOL Energy, Inc.                                          9,500           396
Helmerich & Payne, Inc.                                     28,000           906
Murphy Oil Corp.                                             4,050           251
Oceaneering International, Inc. *                           31,700         1,780
TETRA Technologies, Inc. *                                  58,500         1,627
Tidewater, Inc.                                              8,955           613
Weatherford International Ltd. *                             2,600           144
Whiting Petroleum Corp. *                                   19,085           784
Willbros Group, Inc. (a)*                                   49,320         1,555
                                                                     -----------
                                                                          11,435

LAUDUS SMALL-CAP MARKETMASTERS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                         NUMBER OF      VALUE
SECURITY                                                  SHARES     ($ X 1,000)
FOOD & STAPLES RETAILING 1.1%
--------------------------------------------------------------------------------
Performance Food Group Co. (a)*                             28,410           814
Whole Foods Market, Inc.                                    24,700           915
                                                                     -----------
                                                                           1,729
FOOD, BEVERAGE & TOBACCO 1.8%
--------------------------------------------------------------------------------
Molson Coors Brewing Co., Class B                            2,220           198
Pilgrim's Pride Corp.                                       28,335           954
The Hain Celestial Group, Inc. (a)*                         66,555         1,803
                                                                     -----------
                                                                           2,955
HEALTH CARE EQUIPMENT & SERVICES 8.6%
--------------------------------------------------------------------------------
Allscripts Healthcare Solutions, Inc. *                     12,630           287
Analogic Corp.                                              33,850         2,247
ArthroCare Corp. *                                          17,400           881
Beckman Coulter, Inc.                                        8,800           623
Bio-Reference Laboratories, Inc. *                          16,410           420
Centene Corp. *                                             40,500           875
Edwards Lifesciences Corp. *                                22,300         1,025
HEALTHSOUTH Corp. *                                         32,360           511
Hillenbrand Industries, Inc.                                14,100           889
Hospira, Inc. *                                             25,080           970
Integra LifeSciences Holdings *                              8,100           402
MedCath Corp. *                                             11,500           349
Omnicell, Inc. *                                            22,600           540
Thoratec Corp. *                                            97,200         1,887
VCA Antech, Inc. *                                          13,400           527
Wright Medical Group, Inc. *                                54,900         1,329
                                                                     -----------
                                                                          13,762
HOUSEHOLD & PERSONAL PRODUCTS 0.1%
--------------------------------------------------------------------------------
Prestige Brands Holdings, Inc. *                            12,013           150

INSURANCE 1.2%
--------------------------------------------------------------------------------
Arthur J. Gallagher & Co.                                   19,825           547
Assurant, Inc.                                              11,110           563
Old Republic International Corp.                            22,250           408
ProAssurance Corp. *                                         7,120           352
                                                                     -----------
                                                                           1,870
MATERIALS 2.9%
--------------------------------------------------------------------------------
Bowater, Inc. (a)                                           51,845         1,017
Cytec Industries, Inc. (a)                                  16,150         1,082
Glatfelter                                                  48,400           650
International Flavors & Fragrances, Inc.                    19,600           982
Symyx Technologies, Inc. (a)*                               95,310           850
                                                                     -----------
                                                                           4,581
MEDIA 0.6%
--------------------------------------------------------------------------------
Getty Images, Inc. *                                         9,200           413
Gray Television, Inc. (a)                                   66,190           533
                                                                     -----------
                                                                             946

PHARMACEUTICALS & BIOTECHNOLOGY 6.3%
--------------------------------------------------------------------------------
ICON plc ADR *                                              11,300           528
Martek Biosciences Corp. *                                  61,900         1,586
Perrigo Co. (a)                                             44,920           838
Pharmion Corp. *                                            59,900         1,459
PRA International *                                         16,865           488
Salix Pharmaceuticals Ltd. *                               124,900         1,376
Techne Corp. *                                               8,100           456
The Medicines Co. *                                         54,700           870
Thermo Fisher Scientific, Inc. *                             9,800           512
United Therapeutics Corp. *                                 17,325         1,202
Varian, Inc. *                                              12,838           772
                                                                     -----------
                                                                          10,087
REAL ESTATE 2.3%
--------------------------------------------------------------------------------
FelCor Lodging Trust, Inc. (a)                              35,050           770
Jones Lang LaSalle, Inc.                                    10,360         1,137
Lexington Realty Trust                                      54,745         1,033
Washington Real Estate Investment Trust                     22,570           674
                                                                     -----------
                                                                           3,614
RETAILING 3.8%
--------------------------------------------------------------------------------
1-800-FLOWERS.COM, Inc., Class A *                         111,900         1,042
Coldwater Creek, Inc. *                                     75,200         1,481
Fred's, Inc. (a)                                            73,140           868
GameStop Corp., Class A *                                   15,090           609
Macy's, Inc.                                                 9,744           351
Netflix, Inc. *                                             39,655           683
Sharper Image Corp. *                                       29,985           244
The Gap, Inc.                                               13,900           239
Tuesday Morning Corp.                                       45,500           531
                                                                     -----------
                                                                           6,048
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 7.7%
--------------------------------------------------------------------------------
Atheros Communications *                                    14,500           404
Brooks Automation, Inc. *                                  110,300         1,938
Cymer, Inc. *                                               16,300           697
EMCORE Corp. *                                              57,200           443
Exar Corp. *                                                63,700           900
FEI Co. *                                                   13,700           393
International Rectifier Corp. *                             22,800           837
KLA-Tencor Corp.                                             6,000           341
Kopin Corp. *                                              209,700           799
LSI Corp. (a)*                                             114,400           824
Micron Technology, Inc. (a)*                                62,700           744
Microsemi Corp. *                                           23,200           541
Teradyne, Inc. *                                            63,800         1,001
Ultratech, Inc. *                                           87,400         1,096
Varian Semiconductor Equipment Associates, Inc. *           13,500           634
Veeco Instruments, Inc. *                                   39,400           721
                                                                     -----------
                                                                          12,313
SOFTWARE & SERVICES 10.3%
--------------------------------------------------------------------------------
Aspen Technology, Inc. *                                    91,600         1,136
Concur Technologies, Inc. *                                 15,710           375
DealerTrack Holdings, Inc. *                                12,900           465
Double-Take Software, Inc. (a)*                             41,870           639
Epicor Software Corp. *                                    109,400         1,429
Equinix, Inc. *                                              3,900           339
Greenfield Online, Inc. *                                   22,500           365
Informatica Corp. *                                         59,200           825

LAUDUS SMALL-CAP MARKETMASTERS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                         NUMBER OF      VALUE
SECURITY                                                  SHARES     ($ X 1,000)

Interwoven, Inc. *                                          72,500         1,004
Lionbridge Technologies, Inc. (a)*                         148,300           696
ManTech International Corp., Class A *                      11,760           384
NaviSite, Inc. *                                            58,900           495
Nuance Communications, Inc. *                               25,470           420
Omniture, Inc. *                                            18,800           430
Parametric Technology Corp. *                               26,200           462
RightNow Technologies, Inc. *                               49,630           655
Safeguard Scientifics, Inc. (a)*                           252,864           582
Secure Computing Corp. *                                    29,900           236
The Ultimate Software Group, Inc. *                         15,420           418
THQ, Inc. *                                                 12,600           362
TIBCO Software, Inc. (a)*                                  145,735         1,185
ValueClick, Inc. *                                          53,095         1,135
Vignette Corp. *                                            83,300         1,753
Vocus, Inc. *                                               23,610           663
                                                                     -----------
                                                                          16,453
TECHNOLOGY HARDWARE & EQUIPMENT 9.4%
--------------------------------------------------------------------------------
ADC Telecommunications, Inc. (a)*                           55,000         1,028
Avocent Corp. *                                             31,150           852
Ciena Corp. *                                               16,000           584
Comverse Technology, Inc. *                                 30,802           593
Diebold, Inc.                                               22,840         1,157
Electro Scientific Industries, Inc. *                       44,200           970
Emulex Corp. (a)*                                           41,655           825
FLIR Systems, Inc. *                                         9,840           429
GSI Group, Inc. *                                           73,300           792
L-1 Identity Solutions, Inc. (a)*                           54,781           939
Packeteer, Inc. (a)*                                       107,938           743
Polycom, Inc. *                                             19,515           604
Powerwave Technologies, Inc. *                             142,000           929
SeaChange International, Inc. *                             47,300           330
Tekelec *                                                   92,400         1,184
Tektronix, Inc.                                             26,329           865
Trimble Navigation Ltd. *                                   21,160           699
Vishay Intertechnology, Inc. *                              68,900         1,069
Zebra Technologies Corp., Class A *                         12,685           460
                                                                     -----------
                                                                          15,052
TELECOMMUNICATION SERVICES 0.5%
--------------------------------------------------------------------------------
SBA Communications Corp., Class A *                         25,460           848

TRANSPORTATION 1.4%
--------------------------------------------------------------------------------
Arkansas Best Corp.                                          5,800           209
ExpressJet Holdings, Inc. *                                 35,600           186
JetBlue Airways Corp. (a)*                                  87,740           864
Kirby Corp. *                                               16,030           650
Knight Transportation, Inc.                                 22,000           388
                                                                     -----------
                                                                           2,297
                                                                     -----------
TOTAL COMMON STOCK
(COST $135,814)                                                          144,541
                                                                     -----------
FOREIGN COMMON STOCK 3.5% OF NET ASSETS

BERMUDA 0.9%
--------------------------------------------------------------------------------

CONSUMER SERVICES 0.9%
Orient-Express Hotels Ltd., Class A                         32,250         1,498

CANADA 0.6%
                                                                     -----------
FOOD, BEVERAGE & TOBACCO 0.6%
SunOpta, Inc. (a)*                                          88,060           992

CHINA 0.2%
--------------------------------------------------------------------------------

CONSUMER SERVICES 0.2%
Ctrip.com International Ltd. ADR                             9,360           361

NETHERLANDS 0.7%
--------------------------------------------------------------------------------

ENERGY 0.5%
Core Laboratories N.V. *                                     6,900           743

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.2%
ASML Holding N.V. - Reg'd *                                 11,000           325
                                                                     -----------
                                                                           1,068
SINGAPORE 0.5%
--------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.5%
Verigy Ltd. *                                               30,102           736

UNITED KINGDOM 0.6%
--------------------------------------------------------------------------------

INSURANCE 0.6%
Willis Group Holdings Ltd.                                  24,153           980
                                                                     -----------
TOTAL FOREIGN COMMON STOCK
(COST $5,455)                                                              5,635
                                                                     -----------

OTHER INVESTMENT COMPANIES 0.5% OF NET ASSETS

iShares Russell 2000 Index Fund                             11,000           848
                                                                     -----------
TOTAL OTHER INVESTMENT COMPANIES
(COST $906)                                                                  848
                                                                     -----------

SECURITY                                                FACE AMOUNT     VALUE
            RATE, MATURITY DATE                         ($ X 1,000)  ($ X 1,000)
SHORT-TERM INVESTMENTS 7.0% OF NET ASSETS

REPURCHASE AGREEMENT 6.6%
--------------------------------------------------------------------------------
Fixed Income Clearing Corp.
   dated 07/31/07, due 08/01/07 at 5.00%, with a
      maturity value of $10,553 (fully
      collateralized by U.S. Government Agency
      Securities with a value of $10,888.)                   10,552       10,552

LAUDUS SMALL-CAP MARKETMASTERS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

SECURITY                                                FACE AMOUNT     VALUE
            RATE, MATURITY DATE                         ($ X 1,000)  ($ X 1,000)
U.S. TREASURY OBLIGATION 0.4%
--------------------------------------------------------------------------------
U.S. Treasury Bill
   4.66%, 09/20/07                                              535          532
                                                                     -----------
TOTAL SHORT-TERM INVESTMENTS
(COST $11,084)                                                            11,084
                                                                     -----------

END OF INVESTMENTS.

At 07/31/07, the tax basis cost of the fund's investments was $153,992, and the unrealized appreciation and depreciation were $15,314 and ($7,198), respectively, with a net appreciation of $8,116.

In addition to the above, the fund held the following at 07/31/07. All numbers are x1,000 except number of futures contracts.


                                         NUMBER OF      CONTRACT      UNREALIZED
                                         CONTRACTS        VALUE         LOSSES
FUTURES CONTRACT

Russell 2000 Index, Long,
expires 09/20/07                                 8         3,124           (244)

*   Non-income producing security.
(a) All or a portion of this security is held as collateral for open futures contracts.

ADR -- American Depositary Receipt

SCHWAB CAPITAL TRUST
SCHWAB INTERNATIONAL INDEX FUND(R)

PORTFOLIO HOLDINGS As of July 31, 2007, (Unaudited)

The following are the portfolio holdings as of the report date.
For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                       COST            VALUE
HOLDINGS BY CATEGORY                                ($ X 1,000)     ($ X 1,000)
-------------------------------------------------------------------------------
 99.1%  COMMON STOCK                                  1,053,120      1,922,758
  0.1%  PREFERRED STOCK                                   1,902          2,560
  0.6%  SHORT-TERM INVESTMENT                            11,013         11,013
-------------------------------------------------------------------------------
 99.8%  TOTAL INVESTMENTS                             1,066,035      1,936,331
 10.0%  COLLATERAL INVESTED FOR
        SECURITIES ON LOAN                              193,879        193,879
(9.8)%  OTHER ASSETS AND
        LIABILITIES, NET                                              (189,746)
-------------------------------------------------------------------------------
100.0%  TOTAL NET ASSETS                                             1,940,464

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
COMMON STOCK 99.1% OF NET ASSETS

AUSTRALIA 4.6%
--------------------------------------------------------------------------------
BANKS 1.8%
Australia & New Zealand Banking Group Ltd. (a)           302,761           7,259
Commonwealth Bank of Australia (a)                       208,546           9,566
National Australia Bank Ltd.                             262,211           8,531
St. George Bank Ltd.                                      91,790           2,680
Westpac Banking Corp. (a)                                298,794           6,607
                                                                     -----------
                                                                          34,643
CAPITAL GOODS 0.1%
Wesfarmers Ltd. (a)                                       59,508           1,965

COMMERCIAL SERVICES & SUPPLIES 0.1%
Brambles Ltd. (a)*                                       236,391           2,213

DIVERSIFIED FINANCIALS 0.2%
Macquarie Bank Ltd. (a)                                   41,564           2,869

ENERGY 0.1%
Woodside Petroleum Ltd. (a)                               70,492           2,564

FOOD & STAPLES RETAILING 0.3%
Coles Group Ltd. (a)                                     185,781           2,283
Woolworths Ltd. (a)                                      192,204           4,430
                                                                     -----------
                                                                           6,713
FOOD, BEVERAGE & TOBACCO 0.1%
Foster's Group Ltd.                                      310,703           1,547

INSURANCE 0.4%
AMP Ltd. (a)                                             283,951           2,412
QBE Insurance Group Ltd.                                 132,410           3,344
Suncorp-Metway Ltd.                                      148,012           2,419
                                                                     -----------
                                                                           8,175
MATERIALS 1.2%
BHP Billiton Ltd.                                        561,860          17,896
Rinker Group Ltd. (a)                                    152,818           2,370
Rio Tinto Ltd. (a)                                        44,243           3,449
                                                                     -----------
                                                                          23,715
REAL ESTATE 0.3%
Westfield Group                                          298,103           5,206
                                                                     -----------
                                                                          89,610
AUSTRIA 0.1%
--------------------------------------------------------------------------------
BANKS 0.1%
Erste Bank der oesterreichischen Sparkassen AG            33,336           2,508

BELGIUM 1.0%
--------------------------------------------------------------------------------
BANKS 0.4%
Dexia S.A.                                               116,326           3,326
KBC GROEP N.V.                                            34,679           4,512
                                                                     -----------
                                                                           7,838
DIVERSIFIED FINANCIALS 0.4%
Fortis (a)                                               205,652           8,105

FOOD, BEVERAGE & TOBACCO 0.1%
InBev N.V.                                                33,347           2,685

MATERIALS 0.1%
Solvay S.A.                                               11,315           1,716
                                                                     -----------
                                                                          20,344
CANADA 6.9%
--------------------------------------------------------------------------------
BANKS 1.9%
Bank of Montreal                                          82,275           5,136
Bank of Nova Scotia                                      162,452           7,530
Canadian Imperial Bank of Commerce                        56,793           4,924
National Bank of Canada                                   26,520           1,515
Royal Bank of Canada                                     208,629          10,578
The Toronto-Dominion Bank                                118,956           7,612
                                                                     -----------
                                                                          37,295
ENERGY 2.1%
Cameco Corp.                                              53,209           2,160
Canadian Natural Resources Ltd.                           88,025           6,041
Enbridge, Inc.                                            59,980           2,127
EnCana Corp.                                             132,106           8,086
Imperial Oil Ltd.                                         52,047           2,426
Nexen, Inc.                                               84,914           2,633
Petro-Canada                                              79,554           4,339
Suncor Energy, Inc.                                       76,474           6,914
Talisman Energy, Inc.                                    162,888           2,979
TransCanada Corp.                                         80,778           2,915
                                                                     -----------
                                                                          40,620

SCHWAB INTERNATIONAL INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
FOOD & STAPLES RETAILING 0.1%
Shoppers Drug Mart Corp.                                  34,748           1,702

INSURANCE 0.8%
Manulife Financial Corp.                                 245,296           8,945
Power Corp. of Canada                                     48,677           1,770
Sun Life Financial, Inc.                                  97,223           4,592
                                                                     -----------
                                                                          15,307
MATERIALS 1.0%
Alcan, Inc.                                               56,954           5,531
Barrick Gold Corp.                                       137,399           4,513
Goldcorp, Inc.                                           107,739           2,737
Potash Corp. of Saskatchewan, Inc.                        49,635           3,987
Teck Cominco Ltd., Class B                                67,862           3,009
                                                                     -----------
                                                                          19,777
REAL ESTATE 0.2%
Brookfield Asset Management, Inc., Class A                76,135           2,669

TECHNOLOGY HARDWARE & EQUIPMENT 0.4%
Nortel Networks Corp. *                                   70,368           1,527
Research In Motion Ltd. *                                 26,316           5,649
                                                                     -----------
                                                                           7,176
TELECOMMUNICATION SERVICES 0.2%
Rogers Communications, Inc., Class B                      88,703           4,009

TRANSPORTATION 0.2%
Canadian National Railway Co.                             86,466           4,500
                                                                     -----------
                                                                         133,055
DENMARK 0.6%
--------------------------------------------------------------------------------
BANKS 0.2%
Danske Bank A/S                                           75,399           3,176

PHARMACEUTICALS & BIOTECHNOLOGY 0.2%
Novo Nordisk A/S, Class B                                 37,947           3,981

TRANSPORTATION 0.2%
AP Moller - Maersk A/S, Series A                             157           2,048
AP Moller - Maersk A/S, Series B                             159           2,097
                                                                     -----------
                                                                           4,145
                                                                     -----------
                                                                          11,302
FINLAND 1.4%
--------------------------------------------------------------------------------
INSURANCE 0.1%
Sampo Oyj, Class A                                        63,951           1,919

MATERIALS 0.2%
Stora Enso Oyj, Class R                                  103,510           1,779
UPM-Kymmene Oyj                                           83,482           1,855
                                                                     -----------
                                                                           3,634
TECHNOLOGY HARDWARE & EQUIPMENT 1.0%
Nokia Oyj (a)                                            653,383          18,665

UTILITIES 0.1%
Fortum Oyj                                                68,798           2,219
                                                                     -----------
                                                                          26,437
FRANCE 10.6%
--------------------------------------------------------------------------------
AUTOMOBILES & COMPONENTS 0.5%
Compagnie Generale des Etablissements Michelin,
   Class B                                                23,759           3,137
PSA Peugeot Citroen                                       28,624           2,408
Renault S.A.                                              30,704           4,438
                                                                     -----------
                                                                           9,983
BANKS 1.6%
BNP Paribas                                              132,707          14,588
Credit Agricole S.A.                                     120,954           4,621
Societe Generale                                          64,365          11,063
                                                                     -----------
                                                                          30,272
CAPITAL GOODS 1.1%
Alstom (a)                                                16,016           2,880
Compagnie de Saint-Gobain                                 58,875           6,497
Schneider Electric S.A.                                   38,335           5,115
Vallourec S.A.                                             5,738           1,484
Vinci S.A.                                                75,896           5,437
                                                                     -----------
                                                                          21,413
CONSUMER DURABLES & APPAREL 0.2%
LVMH Moet Hennessy Louis Vuitton S.A. (a)                 40,824           4,562

CONSUMER SERVICES 0.2%
Accor S.A.                                                37,106           3,160

ENERGY 1.6%
Total S.A.                                               391,245          30,811

FOOD & STAPLES RETAILING 0.3%
Carrefour S.A.                                            96,720           6,859

FOOD, BEVERAGE & TOBACCO 0.5%
Groupe Danone (a)                                         83,440           6,065
Pernod Ricard S.A. (a)                                    18,257           3,834
                                                                     -----------
                                                                           9,899
HEALTH CARE EQUIPMENT & SERVICES 0.1%
Essilor International S.A. (a)                            32,662           1,992

HOUSEHOLD & PERSONAL PRODUCTS 0.2%
L'Oreal S.A.                                              40,437           4,615

INSURANCE 0.6%
Axa (a)                                                  292,677          11,422

MATERIALS 0.5%
Air Liquide S.A.                                          37,896           4,902
Lafarge S.A.                                              27,323           4,628
                                                                     -----------
                                                                           9,530
MEDIA 0.5%
Lagardere S.C.A.                                          22,134           1,749
Vivendi                                                  181,776           7,721
                                                                     -----------
                                                                           9,470

SCHWAB INTERNATIONAL INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
PHARMACEUTICALS & BIOTECHNOLOGY 0.7%
Sanofi-Aventis                                           159,066          13,324

REAL ESTATE 0.1%
Unibail (a)                                               12,110           2,857

RETAILING 0.1%
Prinault-Printemps-Redoute S.A.                           12,173           2,122

TECHNOLOGY HARDWARE & EQUIPMENT 0.2%
Alcatel-Lucent (a)                                       358,710           4,185

TELECOMMUNICATION SERVICES 0.6%
Bouygues S.A.                                             42,577           3,410
France Telecom S.A.                                      288,588           7,759
                                                                     -----------
                                                                          11,169
UTILITIES 1.0%
Electricite de France (EDF)                               39,070           3,957
Suez S.A.                                                202,911          10,670
Veolia Environnement                                      54,305           4,035
                                                                     -----------
                                                                          18,662
                                                                     -----------
                                                                         206,307
GERMANY 8.5%
--------------------------------------------------------------------------------
AUTOMOBILES & COMPONENTS 1.4%
Bayerische Motoren Werke (BMW) AG                         47,949           2,975
Continental AG                                            22,867           3,295
DaimlerChrysler AG - Reg'd                               171,504          15,534
Volkswagen AG                                             25,393           4,578
                                                                     -----------
                                                                          26,382
BANKS 0.3%
Commerzbank AG                                           105,004           4,517

CAPITAL GOODS 1.1%
MAN AG                                                    19,617           2,834
Siemens AG - Reg'd                                       145,578          18,425
                                                                     -----------
                                                                          21,259
CONSUMER DURABLES & APPAREL 0.1%
Adidas AG                                                 30,178           1,835

DIVERSIFIED FINANCIALS 0.8%
Deutsche Bank AG - Reg'd                                  85,135          11,531
Deutsche Boerse AG                                        33,200           3,862
                                                                     -----------
                                                                          15,393
INSURANCE 1.1%
Allianz SE-Reg'd                                          73,400          15,608
Muenchener Rueckversicherungs-Gesellschaft AG -
   Reg'd                                                  36,694           6,320
                                                                     -----------
                                                                          21,928
MATERIALS 1.3%
BASF AG                                                   81,412          10,530
Bayer AG                                                 122,106           8,643
Linde AG (a)                                              19,486           2,310
ThyssenKrupp AG                                           66,828           3,698
                                                                     -----------
                                                                          25,181
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.1%
Infineon Technologies AG (a)*                            111,699           1,840

SOFTWARE & SERVICES 0.4%
SAP AG                                                   146,240           7,918

TELECOMMUNICATION SERVICES 0.4%
Deutsche Telekom AG - Reg'd                              485,962           8,384

TRANSPORTATION 0.2%
Deutsche Post AG - Reg'd                                 125,827           3,677

UTILITIES 1.3%
E.ON AG                                                  113,017          17,784
RWE AG                                                    74,676           7,932
                                                                     -----------
                                                                          25,716
                                                                     -----------
                                                                         164,030
GREECE 0.3%
--------------------------------------------------------------------------------
BANKS 0.3%
Alpha Bank A.E.                                           65,044           2,184
National Bank of Greece S.A.                              58,220           3,397
                                                                     -----------
                                                                           5,581
HONG KONG 0.9%
--------------------------------------------------------------------------------
BANKS 0.1%
Hang Seng Bank Ltd.                                      121,836           1,920

CAPITAL GOODS 0.2%
Hutchison Whampoa Ltd.                                   336,370           3,575

DIVERSIFIED FINANCIALS 0.1%
Hong Kong Exchanges & Clearing Ltd.                      160,018           2,611

REAL ESTATE 0.4%
Cheung Kong (Holdings) Ltd.                              223,628           3,138
Sun Hung Kai Properties Ltd.                             210,604           2,679
Swire Pacific Ltd., Class A                              167,890           1,900
                                                                     -----------
                                                                           7,717
UTILITIES 0.1%
CLP Holdings Ltd.                                        270,080           1,813
                                                                     -----------
                                                                          17,636
IRELAND 0.6%
--------------------------------------------------------------------------------
BANKS 0.4%
Allied Irish Banks plc                                   138,658           3,599
Anglo Irish Bank Corp. plc (a)                           115,871           2,146
Bank of Ireland                                          155,007           2,895
                                                                     -----------
                                                                           8,640
MATERIALS 0.2%
CRH plc                                                   87,100           3,866
                                                                     -----------
                                                                          12,506

SCHWAB INTERNATIONAL INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
ITALY 3.7%
--------------------------------------------------------------------------------
AUTOMOBILES & COMPONENTS 0.1%
Fiat S.p.A.                                               99,108           2,915

BANKS 1.6%
Banco Popolare Scarl *                                    56,305           1,390
Capitalia S.p.A.                                         222,594           2,098
Intesa Sanpaolo S.p.A.                                 1,516,907          11,475
UniCredito Italiano S.p.A.                             1,704,320          14,458
Unione di Banche Italiane S.C.p.A.                       102,112           2,523
                                                                     -----------
                                                                          31,944
ENERGY 0.7%
Eni S.p.A.                                               409,247          14,322

INSURANCE 0.4%
Assicurazioni Generali S.p.A.                            200,193           7,863

MEDIA 0.1%
Mediaset S.p.A.                                          110,368           1,149

TELECOMMUNICATION SERVICES 0.4%
Telecom Italia RNC S.p.A.                                963,731           2,080
Telecom Italia S.p.A. (a)                              1,808,111           4,840
                                                                     -----------
                                                                           6,920
UTILITIES 0.4%
Enel S.p.A.                                              673,205           6,949
                                                                     -----------
                                                                          72,062
JAPAN 16.8%
--------------------------------------------------------------------------------
AUTOMOBILES & COMPONENTS 2.3%
Bridgestone Corp.                                         91,657           1,934
Denso Corp.                                               71,600           2,697
Honda Motor Co., Ltd.                                    246,039           8,933
Nissan Motors Co., Ltd.                                  337,196           3,645
Toyota Motor Corp.                                       451,003          27,418
                                                                     -----------
                                                                          44,627
BANKS 2.6%
Mitsubishi UFJ Financial Group, Inc.                       1,632          17,417
Mitsui Trust Holdings, Inc.                              129,000           1,140
Mizuho Financial Group, Inc.                               1,821          12,826
Resona Holdings, Inc.                                        948           2,040
Sumitomo Mitsui Financial Group, Inc.                      1,436          12,978
The Bank of Yokohama Ltd.                                214,000           1,488
The Sumitomo Trust & Banking Co., Ltd.                   253,950           2,144
                                                                     -----------
                                                                          50,033
CAPITAL GOODS 2.0%
Asahi Glass Co., Ltd.                                    143,000           1,915
Fanuc Ltd.                                                32,300           3,496
Itochu Corp.                                             237,000           2,973
Komatsu Ltd.                                             140,609           4,438
Mitsubishi Corp.                                         227,000           6,704
Mitsubishi Electric Corp.                                303,000           3,222
Mitsubishi Heavy Industries Ltd.                         565,000           3,969
Mitsui & Co., Ltd.                                       254,000           5,969
Sumitomo Corp.                                           188,000           3,641
Sumitomo Electric Industries Ltd.                        124,000           2,022
                                                                     -----------
                                                                          38,349
COMMERCIAL SERVICES & SUPPLIES 0.1%
Dai Nippon Printing Co., Ltd.                             87,000           1,276
Secom Co., Ltd                                            38,500           1,697
                                                                     -----------
                                                                           2,973
CONSUMER DURABLES & APPAREL 1.1%
Fujifilm Holdings Corp.                                   79,811           3,494
Matsushita Electric Industrial Co., Ltd.                 328,912           6,014
Sharp Corp.                                              144,785           2,495
Sony Corp.                                               159,500           8,516
                                                                     -----------
                                                                          20,519
DIVERSIFIED FINANCIALS 0.6%
Daiwa Securities Group, Inc.                             202,045           2,144
Nikko Cordial Corp.                                       63,000             845
Nomura Holdings, Inc.                                    311,000           5,903
ORIX Corp.                                                16,000           3,840
                                                                     -----------
                                                                          12,732
FOOD & STAPLES RETAILING 0.3%
Aeon Co., Ltd.                                           106,200           1,696
Seven & I Holdings Co., Ltd.                             133,203           3,741
                                                                     -----------
                                                                           5,437
FOOD, BEVERAGE & TOBACCO 0.3%
Japan Tobacco, Inc.                                          750           3,812
Kirin Brewery Co., Ltd.                                  136,000           1,932
                                                                     -----------
                                                                           5,744
HOUSEHOLD & PERSONAL PRODUCTS 0.1%
Kao Corp.                                                 78,619           2,168

INSURANCE 0.6%
Millea Holdings, Inc.                                    129,500           5,152
Mitsui Sumitomo Insurance Co., Ltd.                      211,875           2,445
Sompo Japan Insurance, Inc.                              140,920           1,636
T&D Holdings, Inc.                                        37,000           2,420
                                                                     -----------
                                                                          11,653
MATERIALS 1.2%
JFE Holdings, Inc.                                        91,000           6,241
Nippon Steel Corp.                                       969,000           7,289
Shin-Etsu Chemical Co., Ltd.                              58,280           4,303
Sumitomo Chemical Co., Ltd.                              229,000           1,708
Sumitomo Metal Industries, Ltd.                          658,000           3,789
                                                                     -----------
                                                                          23,330
PHARMACEUTICALS & BIOTECHNOLOGY 0.8%
Astellas Pharma, Inc.                                     79,370           3,261
Daiichi Sankyo Co., Ltd.                                 105,500           2,915
Eisai Co., Ltd.                                           45,000           1,899
Takeda Pharmaceutical Co., Ltd.                          130,200           8,481
                                                                     -----------
                                                                          16,556

SCHWAB INTERNATIONAL INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)

REAL ESTATE 0.5%
Mitsubishi Estate Co., Ltd.                              181,502           4,617
Mitsui Fudosan Co., Ltd.                                 125,777           3,284
Sumitomo Realty & Development Co., Ltd.                   66,000           1,961
                                                                     -----------
                                                                           9,862
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.2%
Rohm Co., Ltd.                                            14,112           1,193
Tokyo Electron Ltd.                                       28,000           2,018
                                                                     -----------
                                                                           3,211
SOFTWARE & SERVICES 0.4%
Nintendo Co., Ltd.                                        18,239           8,793

TECHNOLOGY HARDWARE & EQUIPMENT 1.7%
Canon, Inc.                                              197,995          10,465
Fujitsu Ltd.                                             326,000           2,152
Hitachi Ltd.                                             487,079           3,503
Hoya Corp.                                                69,607           2,201
Kyocera Corp.                                             24,500           2,381
Murata Manufacturing Co., Ltd.                            32,574           2,434
NEC Corp.                                                327,000           1,599
Ricoh Co., Ltd.                                           94,000           2,038
Tdk Corp.                                                 22,000           1,875
Toshiba Corp.                                            471,178           4,419
                                                                     -----------
                                                                          33,067
TELECOMMUNICATION SERVICES 0.7%
KDDI Corp.                                                   519           3,446
Nippon Telegraph & Telephone Corp.                           865           3,762
NTT DoCoMo, Inc.                                           2,615           3,631
Softbank Corp. (a)                                       109,000           2,292
                                                                     -----------
                                                                          13,131
TRANSPORTATION 0.5%
Central Japan Railway Co.                                    272           2,813
East Japan Railway Co.                                       562           4,168
Mitsui O.S.K. Lines, Ltd.                                175,000           2,732
                                                                     -----------
                                                                           9,713
UTILITIES 0.8%
Chubu Electric Power Co., Inc.                           102,100           2,561
Kyushu Electric Power Co., Inc.                           58,493           1,389
The Kansai Electric Power Co., Inc.                      130,000           2,885
The Tokyo Electric Power Co., Inc.                       181,890           4,856
Tohoku Electric Power Co., Inc.                           66,800           1,483
Tokyo Gas Co., Ltd.                                      394,201           1,712
                                                                     -----------
                                                                          14,886
                                                                     -----------
                                                                         326,784
NETHERLANDS 4.6%
--------------------------------------------------------------------------------
BANKS 0.8%
ABN AMRO Holding N.V. (a)                                308,556          15,224

CAPITAL GOODS 0.1%
European Aeronautic Defence & Space Co. (a)               61,252           1,836

CONSUMER DURABLES & APPAREL 0.4%
Koninklijke (Royal) Philips Electronics N.V.             201,710           8,154

DIVERSIFIED FINANCIALS 0.8%
ING Groep N.V. - CVA (a)                                 360,281          15,209

FOOD & STAPLES RETAILING 0.2%
Koninklijke Ahold N.V. *                                 278,474           3,525

FOOD, BEVERAGE & TOBACCO 0.7%
Heineken N.V. (a)                                         43,960           2,786
Royal Numico N.V. (a)                                     35,560           2,587
Unilever N.V. (a)                                        284,378           8,595
                                                                     -----------
                                                                          13,968
INSURANCE 0.2%
Aegon N.V. (a)                                           212,115           3,841

MATERIALS 0.7%
Akzo Nobel N.V. (a)                                       48,600           4,003
Arcelor Mittal                                            98,640           6,049
Arcelor Mittal N.V.                                       26,262           1,606
Koninklijke DSM N.V. (a)                                  40,985           2,117
                                                                     -----------
                                                                          13,775
MEDIA 0.1%
Reed Elsevier N.V. (a)                                   132,985           2,442

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.1%
ASML Holding N.V. *                                       87,677           2,582

TELECOMMUNICATION SERVICES 0.3%
Koninklijke (Royal) KPN N.V. (a)                         339,449           5,252

TRANSPORTATION 0.2%
TNT N.V. (a)                                              79,757           3,423
                                                                     -----------
                                                                          89,231
NORWAY 0.6%
--------------------------------------------------------------------------------
BANKS 0.1%
DnB NOR A.S.A.                                           117,439           1,547

ENERGY 0.4%
Norsk Hydro A.S.A.                                       118,680           4,568
Statoil A.S.A. (a)                                       103,920           3,071
                                                                     -----------
                                                                           7,639
TELECOMMUNICATION SERVICES 0.1%
Telenor A.S.A. *                                         117,795           2,154
                                                                     -----------
                                                                          11,340
PORTUGAL 0.4%
--------------------------------------------------------------------------------
BANKS 0.2%
Banco Comercial Portugues S.A. - Reg'd (a)               547,133           2,787

SCHWAB INTERNATIONAL INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
TELECOMMUNICATION SERVICES 0.1%
Portugal Telecom SGPS S.A. - Reg'd                       186,107           2,603

UTILITIES 0.1%
EDP - Energias de Portugal S.A. (a)                      386,053           2,187
                                                                     -----------
                                                                           7,577
SINGAPORE 0.5%
--------------------------------------------------------------------------------
BANKS 0.4%
DBS Group Holdings Ltd.                                  175,246           2,621
Oversea-Chinese Banking Corp., Ltd.                      437,552           2,589
United Overseas Bank Ltd.                                214,682           3,140
                                                                     -----------
                                                                           8,350
TELECOMMUNICATION SERVICES 0.1%
Singapore Telecommunications Ltd.                        926,196           2,105
                                                                     -----------
                                                                          10,455
SPAIN 4.8%
--------------------------------------------------------------------------------
BANKS 2.0%
Banco Bilbao Vizcaya Argentaria S.A.                     585,315          14,329
Banco de Sabadell S.A.                                   185,508           1,996
Banco Popular Espanol S.A.                               197,744           3,539
Banco Santander Central Hispano S.A.                   1,015,193          19,334
                                                                     -----------
                                                                          39,198
CAPITAL GOODS 0.1%
ACS, Actividades de Construccion y Servicios
   S.A.                                                   37,491           2,221

ENERGY 0.3%
Repsol YPF S.A.                                          154,504           5,825

FOOD, BEVERAGE & TOBACCO 0.2%
Altadis S.A.                                              42,027           2,734

RETAILING 0.1%
Industria de Diseno Textil S.A.                           41,211           2,465

TELECOMMUNICATION SERVICES 1.0%
Telefonica S.A.                                          794,114          18,585

TRANSPORTATION 0.1%
Abertis Infraestructuras S.A.                             77,101           2,254

UTILITIES 1.0%
Endesa S.A.                                              154,836           8,381
Iberdrola S.A.                                           190,411          10,591
                                                                     -----------
                                                                          18,972
                                                                     -----------
                                                                          92,254
SWEDEN 2.0%
--------------------------------------------------------------------------------
BANKS 0.7%
Nordea Bank AB                                           346,815           5,588
Skandinaviska Enskilda Banken AB (SEB), Class A           80,657           2,757
Svenska Handelsbanken AB, Class A                         82,642           2,370
Swedbank AB, Class A                                      64,379           2,338
                                                                     -----------
                                                                          13,053
CAPITAL GOODS 0.4%
Sandvik AB                                               179,447           3,607
Volvo AB, Class B                                        188,427           3,464
                                                                     -----------
                                                                           7,071
DIVERSIFIED FINANCIALS 0.1%
Investor AB, Class B                                      68,068           1,761

RETAILING 0.2%
Hennes & Mauritz AB, Class B                              82,506           4,741

TECHNOLOGY HARDWARE & EQUIPMENT 0.5%
Telefonaktiebolaget LM Ericsson, Class B               2,372,504           8,883

TELECOMMUNICATION SERVICES 0.1%
TeliaSonera AB                                           320,134           2,420
                                                                     -----------
                                                                          37,929
SWITZERLAND 7.3%
                                                                     -----------

CAPITAL GOODS 0.5%
ABB Ltd. - Reg'd                                         359,291           8,640

CONSUMER DURABLES & APPAREL 0.1%
Compagnie Financiere Richemont S.A., Series A             40,983           2,569

DIVERSIFIED FINANCIALS 1.6%
Credit Suisse Group - Reg'd                              195,343          12,743
UBS AG - Reg                                             340,624          18,857
                                                                     -----------
                                                                          31,600
FOOD, BEVERAGE & TOBACCO 1.3%
Nestle S.A. - Reg'd                                       65,630          25,214

INSURANCE 0.6%
Swiss Re - Reg'd                                          62,331           5,348
Zurich Financial Services AG - Reg'd                      24,047           7,007
                                                                     -----------
                                                                          12,355
MATERIALS 0.7%
Holcim Ltd. - Reg'd (a)                                   33,439           3,543
Syngenta AG - Reg'd                                       16,162           3,049
Xstrata plc                                              100,849           6,428
                                                                     -----------
                                                                          13,020
PHARMACEUTICALS & BIOTECHNOLOGY 2.3%
Novartis AG - Reg'd                                      447,192          24,121
Roche Holding AG - Genusschein                           115,224          20,407
                                                                     -----------
                                                                          44,528
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.1%
STMicroelectronics N.V.                                   99,193           1,705

SCHWAB INTERNATIONAL INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
TELECOMMUNICATION SERVICES 0.1%
Swisscom AG - Reg'd                                        4,232           1,440
                                                                     -----------
                                                                         141,071
UNITED KINGDOM 22.5%
--------------------------------------------------------------------------------
BANKS 5.0%
Barclays plc                                           1,071,184          15,046
HBOS plc                                                 605,157          11,784
HSBC Holdings plc                                      1,871,608          34,681
Lloyds TSB Group plc                                     930,003          10,461
Royal Bank of Scotland Group plc                       1,534,777          18,273
Standard Chartered plc                                   183,129           5,988
                                                                     -----------
                                                                          96,233
CAPITAL GOODS 0.6%
BAE Systems plc                                          553,004           4,688
Rolls-Royce Group plc *                                  309,529           3,176
Smiths Group plc                                          57,467           1,209
Wolseley plc                                             100,048           2,182
                                                                     -----------
                                                                          11,255
COMMERCIAL SERVICES & SUPPLIES 0.1%
Experian Group Ltd.                                      178,990           2,055

CONSUMER SERVICES 0.2%
Carnival plc                                              30,775           1,342
Compass Group plc                                        328,860           2,219
                                                                     -----------
                                                                           3,561
DIVERSIFIED FINANCIALS 0.2%
3i Group plc                                              67,451           1,461
Man Group plc                                            305,124           3,470
                                                                     -----------
                                                                           4,931
ENERGY 4.4%
BG Group plc                                             556,473           9,052
BP plc                                                 3,121,216          36,157
Royal Dutch Shell plc, Class A (a)                       588,320          22,846
Royal Dutch Shell plc, Class B                           444,855          17,591
                                                                     -----------
                                                                          85,646
FOOD & STAPLES RETAILING 0.8%
J Sainsbury plc                                          220,246           2,548
Tesco plc                                              1,290,117          10,597
William Morrison Supermarkets plc                        347,379           2,116
                                                                     -----------
                                                                          15,261
FOOD, BEVERAGE & TOBACCO 1.8%
British American Tobacco plc                             232,940           7,527
Cadbury Schweppes plc                                    343,491           4,258
Diageo plc                                               440,768           9,003
Imperial Tobacco Group plc                               106,921           4,687
SABMiller plc (a)                                        129,675           3,326
Unilever plc                                             214,819           6,700
                                                                     -----------
                                                                          35,501
HEALTH CARE EQUIPMENT & SERVICES 0.1%
Smith & Nephew plc                                       175,479           2,089

HOUSEHOLD & PERSONAL PRODUCTS 0.3%
Reckitt Benckiser plc                                    101,843           5,449

INSURANCE 1.0%
Aviva plc                                                425,163           5,908
Legal & General Group plc                                992,966           2,799
Old Mutual plc (a)                                       874,614           2,866
Prudential plc                                           394,603           5,427
Standard Life plc                                        317,165           1,967
                                                                     -----------
                                                                          18,967
MATERIALS 2.2%
Anglo American plc                                       218,499          12,686
BHP Billiton plc                                         385,794          11,319
Hanson plc                                               128,676           2,830
Imperial Chemical Industries plc                         178,135           2,251
Mondi Ltd. *                                              24,010             207
Mondi plc *                                               60,027             526
Rio Tinto plc                                            167,659          12,096
                                                                     -----------
                                                                          41,915
MEDIA 0.7%
British Sky Broadcasting Group plc                       195,898           2,635
Pearson plc                                              143,637           2,302
Reed Elsevier plc                                        192,191           2,368
Reuters Group plc                                        196,728           2,464
WPP Group plc                                            214,518           3,074
                                                                     -----------
                                                                          12,843
PHARMACEUTICALS & BIOTECHNOLOGY 2.0%
AstraZeneca plc                                          245,264          12,676
GlaxoSmithKline plc                                      927,177          23,465
Shire plc                                                 92,033           2,255
                                                                     -----------
                                                                          38,396
REAL ESTATE 0.2%
British Land Co., plc                                     90,252           2,250
Land Securities Group plc                                 75,040           2,555
                                                                     -----------
                                                                           4,805
RETAILING 0.2%
Kingfisher plc                                           351,895           1,509
Marks & Spencer Group plc                                275,748           3,510
                                                                     -----------
                                                                           5,019
TELECOMMUNICATION SERVICES 1.8%
BT Group plc                                           1,365,430           8,654
Vodafone Group plc                                     8,644,390          25,986
                                                                     -----------
                                                                          34,640
UTILITIES 0.9%
Centrica plc                                             567,080           4,110
Iberdrola S.A.                                            40,934           2,292
National Grid plc                                        449,936           6,379
Scottish & Southern Energy plc                           133,187           3,891
United Utilities plc                                     139,438           1,895
                                                                     -----------
                                                                          18,567
                                                                     -----------
                                                                         437,133

SCHWAB INTERNATIONAL INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
UNITED STATES 0.4%
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIALS 0.4%
iShares MSCI EAFE Index Fund                              80,000           6,316
NYSE Euronext                                             16,515           1,290
                                                                     -----------
                                                                           7,606
                                                                     -----------
TOTAL COMMON STOCK
(COST $1,053,120)                                                      1,922,758
                                                                     -----------

PREFERRED STOCK 0.1% OF NET ASSETS

GERMANY 0.1%
--------------------------------------------------------------------------------
Porsche AG                                                 1,411           2,560
                                                                     -----------
TOTAL PREFERRED STOCK
(COST $1,902)                                                              2,560

SECURITY                                             FACE AMOUNT        VALUE
         RATE, MATURITY DATE                         ($ X 1,000)     ($ X 1,000)
SHORT-TERM INVESTMENT 0.6% OF NET ASSETS
Wells Fargo, Grand Cayman
   Time Deposit
   5.06%, 08/01/07                                        11,013          11,013
                                                                     -----------
TOTAL SHORT-TERM INVESTMENT
(COST $11,013)                                                            11,013

END OF INVESTMENTS.

                                                      NUMBER OF         VALUE
SECURITY                                               SHARES        ($ X 1,000)
COLLATERAL INVESTED FOR SECURITIES ON LOAN 10.0% OF NET ASSETS

Securities Lending Investments
   Fund, a series of the Brown
   Brothers Investment Trust                        193,878,624         193,879

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

At 7/31/07, the tax basis cost of the fund's investments was $1,069,052, and the unrealized appreciation and depreciation were $901,054 and ($33,775), respectively, with a net unrealized appreciation of $867,279.

At 7/31/07, the prices of certain foreign securities held by the fund aggregating $1,758,128 were adjusted from their closing market prices following the guidelines adopted by the fund's Board of Trustees.

*    Non-income producing security.
(a)  All or a portion of this security is on loan.

SCHWAB CAPITAL TRUST
SCHWAB SMALL-CAP INDEX FUND(R)

PORTFOLIO HOLDINGS As of July 31, 2007, (Unaudited)

                                                        COST            VALUE
HOLDINGS BY CATEGORY                                 ($ X 1,000)     ($ X 1,000)
--------------------------------------------------------------------------------
  97.2%  COMMON STOCK                                  1,344,583      1,609,118
   0.7%  FOREIGN COMMON STOCK                             10,369         10,537
   2.1%  SHORT-TERM INVESTMENTS                           34,306         34,306
--------------------------------------------------------------------------------
 100.0%  TOTAL INVESTMENTS                             1,389,258      1,653,961
  35.5%  COLLATERAL INVESTED FOR
         SECURITIES ON LOAN                              588,031        588,031
(35.5)%  OTHER ASSETS AND
         LIABILITIES, NET                                              (586,968)
--------------------------------------------------------------------------------
 100.0%  TOTAL NET ASSETS                                             1,655,024

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
COMMON STOCK 97.2% OF NET ASSETS

AUTOMOBILES & COMPONENTS 1.2%
--------------------------------------------------------------------------------
American Axle & Manufacturing Holdings, Inc. (a)          70,685           1,711
ArvinMeritor, Inc. (a)                                   118,112           2,342
Cooper Tire & Rubber Co.                                 103,123           2,371
Drew Industries, Inc. *                                   28,813           1,002
Fleetwood Enterprises, Inc. (a)*                         100,744             953
Modine Manufacturing Co. (a)                              48,491           1,241
Sauer-Danfoss, Inc. (a)                                   45,625           1,243
Tenneco, Inc. *                                           73,718           2,602
Thor Industries, Inc. (a)                                 55,964           2,296
TRW Automotive Holdings Corp. *                           58,343           1,918
Visteon Corp. (b)*                                       207,600           1,333
Winnebago Industries, Inc. (a)                            48,930           1,320
                                                                     -----------
                                                                          20,332

BANKS 6.9%
--------------------------------------------------------------------------------
1st Source Corp.                                           9,321             191
Alabama National Bancorp (a)                              23,882           1,275
AMCORE Financial, Inc.                                    36,593             884
Anchor BanCorp Wisconsin, Inc. (a)                        30,587             684
BancFirst Corp.                                           13,416             542
BancorpSouth, Inc. (a)                                   114,368           2,671
Bank Mutual Corp.                                         92,793             974
BankAtlantic Bancorp, Inc.,
 Class A (a)                                              70,834             621
BankUnited Financial Corp.,
 Class A (a)                                              48,313             814
BOK Financial Corp.                                       36,306           1,816
Boston Private Financial Holdings, Inc. (a)               58,272           1,485
Brookline Bancorp, Inc. (a)                               87,696             901
Cascade Bancorp (a)                                       35,800             781
Cathay General Bancorp (a)                                74,622           2,284
Centennial Bank Holdings, Inc. *                          88,065             576
Centerline Holding Co. (a)                                75,523             943
Central Pacific Financial Corp. (a)                       42,532           1,200
Charter Financial Corp.                                    3,000             146
Chemical Financial Corp. (a)                              38,203             832
Chittenden Corp.                                          66,724           2,232
Citizens Banking Corp. (a)                               108,328           1,744
City Holding Co.                                          31,200           1,025
Community Bank System, Inc.                               50,200             903
Corus Bankshares, Inc. (a)                                52,148             848
CVB Financial Corp. (a)                                   96,719             947
Downey Financial Corp. (a)                                29,930           1,592
F.N.B. Corp. (a)                                          94,537           1,419
First BanCorp (a)                                        128,177           1,179
First Charter Corp. (a)                                   45,158             832
First Citizens BancShares, Inc., Class A                  12,265           2,204
First Commonwealth Financial Corp. (a)                    89,156             845
First Community Bancorp (a)                               33,716           1,693
First Financial Bancorp (a)                               61,089             747
First Financial Bankshares, Inc. (a)                      30,321           1,099
First Midwest Bancorp, Inc. (a)                           74,463           2,449
First Niagara Financial Group, Inc.                      173,936           2,237
First Republic Bank                                       47,535           2,603
FirstFed Financial Corp. *                                27,495           1,243
FirstMerit Corp. (a)                                     123,282           2,260
Flagstar Bancorp, Inc. (a)                                52,630             563
Fremont General Corp. (a)                                 86,162             497
Frontier Financial Corp. (a)                              53,785           1,152
Glacier Bancorp, Inc. (a)                                 77,111           1,469
Greater Bay Bancorp                                       72,090           1,938
Hancock Holding Co. (a)                                   42,710           1,511
Hanmi Financial Corp. (a)                                 63,588             922
IBERIABANK Corp.                                          17,100             721
International Bancshares Corp.                            82,195           1,811
Kearny Financial Corp. (a)                                80,170             952
MAF Bancorp, Inc.                                         44,486           2,336
MB Financial, Inc. (a)                                    43,824           1,397
National Penn Bancshares, Inc. (a)                        75,319           1,113
NBT Bancorp, Inc.                                         56,685           1,025
NewAlliance Bancshares, Inc. (a)                         147,911           1,998
Northwest Bancorp, Inc. (a)                               37,693             990
Old National Bancorp (a)                                 102,383           1,474
Pacific Capital Bancorp (a)                               66,442           1,389
Park National Corp. (a)                                   13,953           1,109
PFF Bancorp, Inc.                                         30,461             509
PrivateBancorp, Inc. (a)                                  25,876             699
Prosperity Bancshares, Inc. (a)                           48,065           1,361
Provident Bankshares Corp. (a)                            46,969           1,348
Provident Financial Services, Inc.                        86,751           1,223
Provident New York Bancorp                                65,700             896
S&T Bancorp, Inc. (a)                                     31,881             991
Santander BanCorp (a)                                     76,503             907
Signature Bank (a)*                                       48,309           1,492
Sterling Bancshares, Inc.                                116,912           1,217
Sterling Financial Corp.                                  49,700             831

SCHWAB SMALL-CAP INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
Sterling Financial Corp., Washington                      75,747           1,720
Susquehanna Bancshares, Inc. (a)                          82,208           1,422
SVB Financial Group (a)*                                  58,123           3,062
The South Financial Group, Inc.                          114,725           2,473
TrustCo Bank Corp. NY (a)                                117,802           1,093
Trustmark Corp.                                           76,677           1,919
UCBH Holdings, Inc. (a)                                  155,725           2,560
UMB Financial Corp. (a)                                   52,524           1,961
Umpqua Holdings Corp. (a)                                 82,795           1,575
United Bankshares, Inc. (a)                               56,322           1,569
United Community Banks, Inc. (a)                          52,740           1,237
W Holding Co., Inc. (a)                                  177,614             393
Washington Federal, Inc.                                 137,039           3,087
WesBanco, Inc.                                            38,698             853
Westamerica Bancorp (a)                                   46,670           1,910
Western Alliance Bancorp (a)*                             19,631             516
Wintrust Financial Corp. (a)                              36,555           1,441
                                                                     -----------
                                                                         114,353

CAPITAL GOODS 9.4%
--------------------------------------------------------------------------------
A.O. Smith Corp. (a)                                      32,730           1,589
AAR Corp. (a)*                                            58,597           1,748
Actuant Corp., Class A (a)                                43,074           2,627
Albany International Corp.,
 Class A (a)                                              37,700           1,413
Applied Industrial Technologies, Inc.                     60,166           1,708
Armor Holdings, Inc. (a)*                                 46,516           4,092
Armstrong World Industries, Inc. *                        25,800           1,118
Astec Industries, Inc. *                                  29,895           1,560
Baldor Electric Co. (a)                                   63,308           2,889
Barnes Group, Inc. (a)                                    61,640           1,923
Beacon Roofing Supply, Inc. (a)*                          51,982             778
Blount International, Inc. *                              56,662             644
Briggs & Stratton Corp. (a)                               70,293           1,994
Bucyrus International, Inc.,
 Class A (a)                                              44,546           2,831
Cascade Corp.                                             19,000           1,288
Ceradyne, Inc. *                                          43,712           3,262
CLARCOR, Inc. (a)                                         76,098           2,647
Curtiss-Wright Corp. (a)                                  69,956           3,048
DHB Industries, Inc. *                                    19,920             105
DRS Technologies, Inc. (a)                                63,191           3,309
EMCOR Group, Inc. *                                      106,004           3,806
Encore Wire Corp. (a)                                     29,441             899
Energy Conversion Devices, Inc. (a)*                      53,663           1,602
EnPro Industries, Inc. *                                  37,300           1,469
ESCO Technologies, Inc. (a)*                              35,469           1,286
Esterline Technologies Corp. (a)*                         40,311           1,866
Evergreen Solar, Inc. (a)*                                81,789             681
Federal Signal Corp. (a)                                  61,659             829
First Solar, Inc. (a)*                                    35,600           4,007
Force Protection, Inc. (a)*                               76,500           1,201
Franklin Electric Co., Inc. (a)                           28,318           1,319
FreightCar America, Inc.                                  17,490             827
Gardner Denver, Inc. *                                    83,612           3,477
GenCorp, Inc. *                                           98,652           1,166
Gibraltar Industries, Inc.                                38,611             746
Goodman Global, Inc. *                                    60,400           1,457
GrafTech International Ltd. *                            176,900           2,740
Granite Construction, Inc.                                54,956           3,572
Griffon Corp. (a)*                                        36,950             649
Hexcel Corp. (a)*                                        136,683           2,971
II-VI, Inc. *                                             39,100             971
Infrasource Services, Inc. *                              41,258           1,428
Insituform Technologies, Inc., Class A (a)*               41,900             692
Interline Brands, Inc. (a)*                               45,134           1,037
Kaydon Corp. (a)                                          44,235           2,354
KBR, Inc. *                                               51,000           1,637
Lennox International, Inc.                                90,903           3,482
Moog, Inc., Class A (a)*                                  61,372           2,628
Mueller Industries, Inc. (a)                              57,924           2,136
NACCO Industries, Inc., Class A                            9,477           1,246
Navistar International Corp. *                            94,419           5,948
NCI Building Systems, Inc. (a)*                           25,706           1,243
Nordson Corp.                                             52,843           2,418
Orbital Sciences Corp. *                                  93,436           1,980
Perini Corp. *                                            36,530           2,243
RBC Bearings, Inc. *                                      37,300           1,425
Regal - Beloit Corp. (a)                                  44,347           2,249
Robbins & Myers, Inc.                                     28,400           1,498
Sequa Corp., Class A (a)*                                 10,613           1,752
Simpson Manufacturing Co., Inc. (a)(b)                    53,994           1,827
Spirit AeroSystems Holdings, Inc., Class A *              89,100           3,234
Superior Essex, Inc. *                                    32,100           1,119
TAL International Group, Inc.                             24,000             631
Teledyne Technologies, Inc. (a)*                          56,225           2,495
The Genlyte Group, Inc. *                                 40,515           2,819
The Middleby Corp. (a)*                                   25,852           1,603
The Toro Co.                                              64,035           3,600
Tredegar Corp.                                            47,200             867
Triumph Group, Inc. (a)                                   22,301           1,700
UAP Holding Corp. (a)                                     48,813           1,326
Universal Forest Products, Inc. (a)                       25,562           1,011
Valmont Industries, Inc.                                  26,547           2,007
Vicor Corp.                                               14,517             182
Wabtec Corp.                                              81,150           3,314
Walter Industries, Inc.                                   81,415           2,035
Washington Group International, Inc. *                    41,447           3,329
Watsco, Inc. (a)                                          34,982           1,746
Watts Water Technologies, Inc., Class A (a)               43,107           1,505
Williams Scotsman International, Inc. (a)*                38,733           1,052
Woodward Governor Co.                                     47,317           2,733
                                                                     -----------
                                                                         155,645

COMMERCIAL SERVICES & SUPPLIES 4.3%
--------------------------------------------------------------------------------
ABM Industries, Inc. (a)                                  70,209           1,766
Acco Brands Corp. (a)*                                    63,323           1,310
Administaff, Inc.                                         40,110           1,312
Brady Corp., Class A (a)                                  75,429           2,639
Cenveo, Inc. *                                            89,242           1,875

SCHWAB SMALL-CAP INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
Clean Harbors, Inc. (a)*                                  24,300           1,167
Consolidated Graphics, Inc. *                             20,300           1,338
CoStar Group, Inc. (a)*                                   30,183           1,539
CRA International, Inc. *                                 18,100             863
Deluxe Corp.                                              86,046           3,249
Ennis, Inc.                                               46,200             932
Equifax, Inc.                                             16,408             664
First Advantage Corp. *                                   30,852             620
FTI Consulting, Inc. (a)*                                 62,908           2,581
G&K Services, Inc., Class A (a)                           33,730           1,257
Healthcare Services Group, Inc. (a)                       42,500           1,178
Heidrick & Struggles International, Inc. *                32,300           1,736
Huron Consulting Group, Inc. (a)*                         30,300           2,058
IHS, Inc., Class A *                                      45,040           2,136
IKON Office Solutions, Inc. (b)                          201,121           2,788
Interface, Inc., Class A                                  87,900           1,620
Kelly Services, Inc., Class A                             39,523             982
Knoll, Inc. (a)                                           52,203           1,034
Korn/Ferry International *                                75,461           1,783
Labor Ready, Inc. *                                       81,914           1,930
McGrath Rentcorp (a)                                      28,432             851
Mine Safety Appliances Co. (a)                            45,989           2,099
Mobile Mini, Inc. *                                       46,968           1,342
PHH Corp. *                                               84,363           2,458
Resources Connection, Inc. (a)*                           75,750           2,460
Rollins, Inc. (a)                                         72,970           1,737
School Specialty, Inc. (a)*                               26,093             899
Steelcase, Inc., Class A                                 113,842           1,982
TeleTech Holdings, Inc. *                                 50,700           1,487
Tetra Tech, Inc. (a)*                                     89,178           1,875
The Advisory Board Co. (a)*                               26,576           1,368
The Geo Group, Inc. *                                     78,800           2,180
United Stationers, Inc. *                                 47,167           3,006
Viad Corp.                                                36,896           1,326
Waste Connections, Inc. (a)*                             107,943           3,346
Watson Wyatt Worldwide, Inc., Class A                     67,081           2,989
                                                                     -----------
                                                                          71,762

CONSUMER DURABLES & APPAREL 3.6%
--------------------------------------------------------------------------------
American Greetings Corp.,
 Class A                                                  91,711           2,268
Beazer Homes USA, Inc. (a)                                52,898             740
Blyth, Inc.                                               49,309           1,101
Callaway Golf Co. (a)                                     94,369           1,532
Carter's, Inc. (a)*                                       79,014           1,673
Champion Enterprises, Inc. (a)*                          102,133           1,197
Columbia Sportswear Co. (a)                               23,419           1,468
Crocs, Inc. (a)*                                          99,418           5,897
Deckers Outdoor Corp. (a)*                                20,200           2,083
Ethan Allen Interiors, Inc. (a)                           49,179           1,680
Fossil, Inc. *                                            69,666           1,780
Furniture Brands International, Inc. (a)                  68,702             757
Hovnanian Enterprises, Inc., Class A (a)*                 46,011             609
Iconix Brand Group, Inc. (a)*                             68,600           1,357
JAKKS Pacific, Inc. (a)*                                  46,174           1,095
Jarden Corp. (a)*                                         90,008           3,252
K-Swiss, Inc., Class A (a)                                41,928             934
Kellwood Co. (a)                                          40,528           1,039
Kimball International, Inc., Class B                      34,851             455
La-Z-boy, Inc. (a)                                        79,009             791
Leapfrog Enterprises, Inc. (a)*                           21,325             193
Meritage Homes Corp. (a)*                                 32,185             628
Movado Group, Inc.                                        39,100           1,104
Oakley, Inc.                                              37,109           1,046
Oxford Industries, Inc.                                   25,418           1,027
Polaris Industries, Inc. (a)                              56,423           2,785
Quiksilver, Inc. (a)*                                    169,212           2,171
RC2 Corp. *                                               34,486           1,221
Sealy Corp. (a)                                           59,000             894
Skechers U.S.A., Inc., Class A *                          42,078             875
Standard Pacific Corp. (a)                                87,950           1,302
Steven Madden Ltd.                                        32,500             916
Tempur-Pedic International, Inc. (a)                      47,062           1,466
The Stride Rite Corp.                                     56,100           1,143
The Timberland Co., Class A *                             77,360           1,839
The Warnaco Group, Inc. *                                 72,963           2,635
Tupperware Brands Corp.                                   97,011           2,523
Under Armour, Inc., Class A (a)*                          23,720           1,457
WCI Communities, Inc. (a)*                                56,688             501
Wolverine World Wide, Inc.                                88,536           2,396
                                                                     -----------
                                                                          59,830

CONSUMER SERVICES 4.3%
--------------------------------------------------------------------------------
Ambassadors Groups, Inc.                                  29,900           1,157
American Real Estate Partners L.P. (a)                     7,847             742
Ameristar Casinos, Inc.                                   40,875           1,295
Applebee's International, Inc.                           111,330           2,739
Bally Technologies, Inc. *                                74,462           1,832
Bob Evans Farms, Inc. (a)                                 57,446           1,864
Bright Horizons Family Solutions, Inc. (a)*               35,888           1,392
California Pizza Kitchen, Inc. *                          32,850             623
CBRL Group, Inc.                                          40,753           1,566
CEC Entertainment, Inc. *                                 51,238           1,512
Cedar Fair L.P. (a)                                       74,132           2,130
Chipotle Mexican Grill, Inc.,
 Class A (a)*                                             12,747           1,126
Choice Hotels International, Inc.                         51,114           1,849
CKE Restaurants, Inc.                                    103,079           1,782
Coinstar, Inc. *                                          45,600           1,414
Corinthian Colleges, Inc. (a)*                           127,029           1,711
DeVry, Inc.                                               98,080           3,178
Domino's Pizza, Inc.                                      65,979           1,263
Escala Group, Inc. (a)*                                   38,196              91
Gaylord Entertainment Co. *                               59,735           2,986
IHOP Corp. (a)                                            28,572           1,864
INVESTools, Inc. *                                       107,000           1,061
Isle of Capri Casinos, Inc. (a)*                          18,884             405
Jackson Hewitt Tax Service, Inc.                          49,676           1,351
Krispy Kreme Doughnuts, Inc. (a)*                         96,600             657
Landry's Restaurants, Inc. (a)                            23,236             616

SCHWAB SMALL-CAP INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
Life Time Fitness, Inc. (a)*                              45,677           2,349
Matthews International Corp., Class A (a)                 44,484           1,702
P.F. Chang's China Bistro, Inc. (a)*                      34,842           1,141
Papa John's International, Inc. *                         34,655             951
Pinnacle Entertainment, Inc. *                            93,485           2,478
RARE Hospitality International, Inc. *                    42,882           1,148
Red Robin Gourmet Burgers, Inc. (a)*                      21,327             823
Regis Corp.                                               71,449           2,491
Ruby Tuesday, Inc. (a)                                    87,914           1,956
Shuffle Master, Inc. (a)*                                 41,612             605
Six Flags, Inc. (a)*                                     114,908             438
Sonic Corp. (a)*                                          97,229           2,009
Speedway Motorsports, Inc. (a)                            43,684           1,615
Steiner Leisure Ltd. *                                    23,909           1,001
Stewart Enterprises, Inc.,
 Class A (a)                                             172,800           1,211
Strayer Education, Inc. (a)                               22,771           3,450
Texas Roadhouse, Inc., Class A *                          82,396             978
The Marcus Corp. (a)                                      29,083             572
Triarc Cos., Inc., Class B (a)                           101,831           1,457
Universal Technical Institute, Inc. (a)*                  35,556             769
Vail Resorts, Inc. (a)*                                   50,871           2,724
WMS Industries, Inc. *                                    55,051           1,436
                                                                     -----------
                                                                          71,510

DIVERSIFIED FINANCIALS 2.2%
--------------------------------------------------------------------------------
Advance America Cash Advance Centers, Inc.                87,065           1,277
Advanta Corp., Class B                                    50,100           1,286
Calamos Asset Management, Inc., Class A                   32,096             793
Cash America International, Inc.                          47,770           1,749
Cohen & Steers, Inc.                                      20,528             707
CompuCredit Corp. (a)*                                    33,600             882
Credit Acceptance Corp. *                                  2,553              66
EZCORP, Inc., Class A *                                   73,600             886
Financial Federal Corp. (a)                               36,123           1,024
First Cash Financial Services,
 Inc. *                                                   42,200             920
GAMCO Investors, Inc., Class A                            31,931           1,658
GFI Group, Inc. (a)*                                      20,642           1,538
Greenhill & Co., Inc.                                     18,382           1,066
International Securities Exchange Holdings, Inc.          57,848           3,801
Investment Technology Group, Inc. *                       70,365           2,812
KKR Financial Holdings LLC                               121,363           2,517
Knight Capital Group, Inc.,
 Class A *                                               152,172           2,152
optionsXpress Holdings, Inc. (a)                          56,447           1,412
PICO Holdings, Inc. (a)*                                  25,900           1,066
Piper Jaffray Cos., Inc. *                                30,339           1,454
Portfolio Recovery Associates, Inc. (a)                   25,043           1,308
SWS Group, Inc.                                           47,500             838
W.P. Carey & Co. LLC                                      41,266           1,282
Waddell & Reed Financial, Inc., Class A                  125,539           3,165
World Acceptance Corp. (a)*                               27,000             869
                                                                     -----------
                                                                          36,528

ENERGY 8.0%
--------------------------------------------------------------------------------
Alliance Resource Partners L.P.                           31,610           1,280
Alpha Natural Resources, Inc. (a)*                        83,661           1,493
Atlas America, Inc.                                       34,663           1,683
Atlas Pipeline Partners L.P. (a)                          20,100           1,075
ATP Oil & Gas Corp. (a)*                                  27,633           1,254
Atwood Oceanics, Inc. (a)*                                40,404           2,772
Berry Petroleum Co., Class A (a)                          56,612           2,107
Bill Barrett Corp. (a)*                                   24,193             830
Boardwalk Pipeline Partners L.P.                          47,505           1,722
BP Prudhoe Bay Royalty Trust (a)                          32,865           2,349
Bristow Group, Inc. (a)*                                  36,987           1,754
Buckeye Partners L.P. (a)                                 62,408           3,362
CARBO Ceramics, Inc. (a)                                  30,420           1,371
Carrizo Oil & Gas, Inc. (a)*                              27,600           1,009
CNX Gas Corp. (a)*                                        49,394           1,320
Compagnie Generale de Geophysique-Veritas S.A.
   ADR *                                                  21,000           1,059
Complete Production Services, Inc. *                      59,900           1,389
Comstock Resources, Inc. *                                62,426           1,677
Copano Energy LLC (a)                                     31,700           1,329
Crosstex Energy L.P. (a)                                  28,483           1,036
Crosstex Energy, Inc. (a)                                 38,844           1,123
Delta Petroleum Corp. (a)*                                63,827           1,060
Dorchester Minerals L.P.                                  27,392             620
Dresser-Rand Group, Inc. *                                56,619           2,101
Dril-Quip, Inc. (a)*                                      38,950           1,869
Enbridge Energy Management LLC (a)*                       17,124             957
Encore Acquisition Co. (a)*                               72,377           1,872
Energy Partners Ltd. *                                    41,068             657
Energy Transfer Equity L.P.                               83,400           3,217
Evergreen Energy, Inc. (a)*                              101,457             372
EXCO Resources, Inc. (a)*                                107,451           1,876
Foundation Coal Holdings, Inc.                            70,578           2,460
General Maritime Corp.                                    42,296           1,100
Global Industries Ltd. *                                 149,682           3,877
Grey Wolf, Inc. (b)*                                     289,748           2,147
GulfMark Offshore, Inc. *                                 33,200           1,560
Hercules Offshore, Inc. (a)*                              28,304             850
Holly Corp. (a)                                           55,506           3,741
Hornbeck Offshore Services, Inc. (a)*                     36,845           1,586
Hugoton Royalty Trust (a)                                 60,360           1,451
Inergy Holdings L.P.                                       5,000             259
Inergy, L.P.                                              58,352           2,066
Input/Output, Inc. (a)*                                  110,200           1,570
International Coal Group, Inc. *                         132,368             537
Lufkin Industries, Inc.                                   23,595           1,397
Magellan Midstream Holdings L.P.                          51,825           1,577
Magellan Midstream Partners (a)                           15,000             680
Mariner Energy, Inc. *                                   132,966           2,810

SCHWAB SMALL-CAP INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
Markwest Energy Partners L.P.                             36,400           1,310
Natural Resource Partners L.P. (a)                        52,211           1,947
Newpark Resources, Inc. (a)*                             117,110             741
NuStar GP Holdings LLC                                    57,500           2,011
Oil States International, Inc. *                          77,336           3,383
Overseas Shipholding Group, Inc.                          45,361           3,520
Parallel Petroleum Corp. *                                46,800             953
Parker Drilling Co. *                                    176,965           1,667
Penn Virginia Corp.                                       55,778           2,159
Penn Virginia Resource Partners, L.P. (a)                 41,446           1,275
Petroleum Development Corp. (a)*                          19,903             803
Pioneer Drilling Co. *                                    70,231             884
Regency Energy Partners L.P. (a)                          36,220           1,221
Rosetta Resources, Inc. *                                 77,900           1,403
RPC, Inc. (a)                                             39,889             483
SEACOR Holdings, Inc. *                                   33,816           2,949
Ship Finance International Ltd. (a)                       49,325           1,379
Stone Energy Corp. *                                      43,969           1,429
Sunoco Logistics Partners L.P. (a)*                       25,186           1,481
Swift Energy Co. *                                        41,801           1,787
TC Pipelines L.P. (a)                                     37,000           1,451
TETRA Technologies, Inc. (a)*                            101,974           2,836
Universal Compression Holdings, Inc. *                    46,303           3,382
USEC, Inc. *                                             138,323           2,322
W-H Energy Services, Inc. (a)*                            47,378           3,036
Warren Resources, Inc. (a)*                               64,545             702
Western Refining, Inc. (a)                                42,122           2,338
Whiting Petroleum Corp. *                                 51,211           2,103
Williams Partners L.P.                                    37,300           1,803
World Fuel Services Corp. (a)                             41,978           1,716
                                                                     -----------
                                                                         131,737

FOOD & STAPLES RETAILING 0.8%
--------------------------------------------------------------------------------
Casey's General Stores, Inc. (a)                          79,726           1,988
Longs Drug Stores Corp.                                   45,705           2,210
Performance Food Group Co. *                              51,174           1,467
Ruddick Corp. (a)                                         52,456           1,458
The Andersons, Inc. (a)                                   17,500             750
The Great Atlantic & Pacific Tea Co., Inc. (a)*           30,090             877
The Pantry, Inc. *                                        30,276           1,055
United Natural Foods, Inc. (a)*                           60,382           1,644
Weis Markets, Inc. (a)                                    27,141           1,067
                                                                     -----------
                                                                          12,516

FOOD, BEVERAGE & TOBACCO 1.9%
--------------------------------------------------------------------------------
Alliance One International, Inc. *                       161,200           1,394
Central European Distribution Corp. (a)*                  40,717           1,676
Chiquita Brands International, Inc. (a)*                  66,702           1,171
Flowers Foods, Inc. (a)                                  121,926           2,499
Fresh Del Monte Produce, Inc. (a)                         42,646           1,094
Hansen Natural Corp. (a)*                                 93,760           3,802
Lancaster Colony Corp. (a)                                35,943           1,392
Lance, Inc.                                               40,100           1,010
PepsiAmericas, Inc.                                       96,836           2,679
Pilgrim's Pride Corp. (a)                                 60,180           2,027
Ralcorp Holdings, Inc. (a)*                               41,235           2,143
Seaboard Corp.                                               975           1,950
The Hain Celestial Group, Inc. (a)*                       55,131           1,494
Tootsie Roll Industries, Inc. (a)                         58,851           1,473
TreeHouse Foods, Inc. *                                   48,000           1,076
Universal Corp.                                           42,745           2,360
Vector Group Ltd. (a)                                     61,250           1,311
                                                                     -----------
                                                                          30,551

HEALTH CARE EQUIPMENT & SERVICES 5.6%
--------------------------------------------------------------------------------
Align Technology, Inc. (a)*                              104,900           2,738
Allscripts Healthcare Solutions, Inc. (a)*                68,775           1,565
Amedisys, Inc. *                                          42,100           1,594
American Medical Systems Holdings, Inc. (a)*              96,525           1,764
AMERIGROUP Corp. *                                        82,542           2,285
AMN Healthcare Services, Inc. *                           53,300           1,144
AmSurg Corp. *                                            46,300           1,164
Analogic Corp.                                            25,654           1,703
Apria Healthcare Group, Inc. (a)*                         69,737           1,829
Arrow International, Inc.                                 34,820           1,539
ArthroCare Corp. (a)*                                     44,230           2,239
Assisted Living Concepts, Inc. *                          88,600             797
Brookdale Senior Living, Inc. (a)                         27,769           1,111
Centene Corp. *                                           68,592           1,482
Chemed Corp. (b)                                          45,900           2,905
CONMED Corp. *                                            51,500           1,437
DJ Orthopedics, Inc. (a)*                                 31,700           1,505
Eclipsys Corp. (a)*                                       73,867           1,605
Foxhollow Technologies, Inc. *                            35,004             899
Haemonetics Corp. *                                       42,455           2,098
HealthExtras, Inc. (a)*                                   45,965           1,233
HEALTHSOUTH Corp. (a)*                                   119,900           1,894
Healthspring, Inc. *                                      39,949             683
Healthways, Inc. (a)*                                     49,763           2,175
Immucor, Inc. *                                          108,654           3,386
Integra LifeSciences Holdings (a)*                        30,348           1,507
Invacare Corp.                                            49,211           1,011
InVentiv Health, Inc. (a)*                                48,701           1,728
Inverness Medical Innovations, Inc. (a)*                  63,656           3,082
Kindred Healthcare, Inc. *                                51,492           1,379
Kyphon, Inc. (a)*                                         72,236           4,740
LCA-Vision, Inc. (a)                                      31,043           1,102
LifePoint Hospitals, Inc. *                               91,241           2,696
Magellan Health Services, Inc. *                          65,910           2,756
Matria Healthcare, Inc. (a)*                              24,241             626
Mentor Corp. (a)(b)                                       67,396           2,652
Meridian Bioscience, Inc.                                 58,350           1,303
NuVasive, Inc. *                                          52,000           1,491
Odyssey Healthcare, Inc. *                                48,141             520
Owens & Minor, Inc.                                       54,792           2,107
Palomar Medical Technologies, Inc. (a)*                   28,000             894

SCHWAB SMALL-CAP INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
PolyMedica Corp. (a)                                      31,147           1,258
PSS World Medical, Inc. (a)*                             112,066           1,931
Psychiatric Solutions, Inc. (a)*                          80,254           2,736
Sirona Dental Systems, Inc. (a)*                          22,565             798
STERIS Corp.                                             101,858           2,786
Sunrise Senior Living, Inc. *                             70,877           2,818
SurModics, Inc. (a)*                                      24,019           1,102
Symmetry Medical, Inc. (a)*                               38,991             582
The TriZetto Group, Inc. (a)*                             66,580           1,067
Thoratec Corp. (a)*                                       71,626           1,390
West Pharmaceutical Services, Inc. (a)                    51,865           2,400
Wright Medical Group, Inc. *                              57,900           1,402
                                                                     -----------
                                                                          92,638

HOUSEHOLD & PERSONAL PRODUCTS 0.4%
--------------------------------------------------------------------------------
Bare Escentuals, Inc. *                                   29,000             818
Chattem, Inc. (a)*                                        30,713           1,725
Elizabeth Arden, Inc. *                                   45,898             988
Nu Skin Enterprises, Inc., Class A                        88,122           1,368
Playtex Products, Inc. (a)*                               88,541           1,586
USANA Health Sciences, Inc. (a)*                          14,029             566
                                                                     -----------
                                                                           7,051

INSURANCE 3.8%
--------------------------------------------------------------------------------
21st Century Insurance Group                              91,857           2,012
Alfa Corp.                                                91,680           1,624
Allied World Assurance Holdings Ltd.                      43,800           2,078
American Equity Investment Life Holding Co. (a)           77,764             883
Argonaut Group, Inc.                                      50,800           1,398
CNA Surety Corp. *                                        59,800           1,011
Delphi Financial Group, Inc., Class A (a)                 71,880           2,887
Employers Holdings, Inc.                                  81,400           1,496
FBL Financial Group, Inc.,
 Class A                                                  27,168             956
Great American Financial Resources, Inc.                  81,565           1,954
Harleysville Group, Inc. (a)                              29,763             834
Hilb Rogal & Hobbs Co. (a)                                57,719           2,499
Horace Mann Educators Corp.                               78,278           1,396
Infinity Property & Casualty Corp.                        31,792           1,400
IPC Holdings Ltd.                                         97,977           2,431
LandAmerica Financial Group, Inc.                         26,933           2,063
Montpelier Re Holdings Ltd.                              168,649           2,673
National Financial Partners Corp. (a)                     47,738           2,213
National Western Life Insurance Co., Class A               4,494           1,059
Odyssey Re Holdings Corp. (a)                             42,883           1,509
Ohio Casualty Corp.                                       97,643           4,239
OneBeacon Insurance Group Ltd                             42,500             982
ProAssurance Corp. (a)*                                   55,989           2,765
RLI Corp.                                                 35,155           2,039
Security Capital Assurance Ltd                           102,600           2,378
Selective Insurance Group, Inc.                           91,014           1,868
State Auto Financial Corp. (a)                            39,856           1,031
Stewart Information Services Corp. (a)                    28,543           1,041
The Commerce Group, Inc.                                  76,448           2,196
The Navigators Group, Inc. *                              21,485           1,124
The Phoenix Cos., Inc. (b)                               191,792           2,645
Tower Group, Inc.                                         30,300             803
United Fire & Casualty Co. (a)                            34,300           1,180
Universal American Financial Corp. *                      72,702           1,447
Zenith National Insurance Corp.                           60,645           2,448
                                                                     -----------
                                                                          62,562

MATERIALS 4.6%
--------------------------------------------------------------------------------
A. Schulman, Inc.                                         37,409             869
AMCOL International Corp. (a)                             26,752             766
Arch Chemicals, Inc.                                      42,772           1,513
Bowater, Inc. (a)                                         82,881           1,626
Brush Engineered Materials, Inc. *                        31,000           1,174
Century Aluminum Co. *                                    44,474           2,292
CF Industries Holdings, Inc.                              74,553           4,285
Coeur d'Alene Mines Corp. (a)*                           363,806           1,423
Compass Minerals International, Inc. (a)                  46,982           1,543
Eagle Materials, Inc. (a)                                 38,690           1,692
Ferro Corp. (a)                                           68,377           1,528
Georgia Gulf Corp. (a)                                    41,655             674
Glatfelter (a)                                            52,000             698
Graphic Packaging Corp. (b)*                             190,915             848
Greif, Inc., Class A                                      51,162           2,814
H.B. Fuller Co.                                          102,816           2,841
Headwaters, Inc. (a)*                                     69,114           1,115
Hecla Mining Co. (b)*                                    202,600           1,590
Kaiser Aluminum Corp.                                     15,800           1,067
Kronos Worldwide, Inc. (a)                                72,605           1,698
Metal Management, Inc.                                    41,221           1,732
Minerals Technologies, Inc. (a)                           30,561           1,976
NewMarket Corp.                                           26,600           1,235
NL Industries, Inc. (a)                                   15,841             156
Olin Corp.                                               114,891           2,398
OM Group, Inc. *                                          50,600           2,451
PolyOne Corp. *                                          145,875           1,097
Quanex Corp.                                              62,904           2,835
Rock-Tenn Co., Class A                                    55,000           1,690
Rockwood Holdings, Inc. (a)*                              39,588           1,369
Royal Gold, Inc. (a)                                      30,238             746
RTI International Metals, Inc. *                          34,466           2,731
Ryerson, Inc. (a)                                         42,392           1,360
Schnitzer Steel Industries, Inc., Class A                 34,955           1,894
Sensient Technologies Corp. (a)                           73,925           1,878
Silgan Holdings, Inc.                                     40,012           2,066
Spartech Corp.                                            57,913           1,277
Stillwater Mining Co. *                                   68,941             627
Symyx Technologies, Inc. *                                44,812             400
Terra Industries, Inc. *                                 155,300           3,810
Texas Industries, Inc. (a)                                34,751           2,739
Valhi, Inc. (a)                                           75,458           1,238
W.R. Grace & Co. *                                        89,500           1,848
Wausau Paper Corp.                                        80,920             906
Worthington Industries, Inc. (a)                         108,860           2,253

SCHWAB SMALL-CAP INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
Zoltek Cos., Inc. (a)*                                    20,900             980
                                                                     -----------
                                                                          75,748

MEDIA 2.6%
--------------------------------------------------------------------------------
Arbitron, Inc.                                            49,256           2,453
Belo Corp., Class A                                      138,200           2,474
Catalina Marketing Corp.                                  53,106           1,603
Charter Communications, Inc., Class A *                  642,400           2,608
Citadel Broadcasting Corp.                                90,623             455
CKX, Inc. *                                               72,771             901
Clear Channel Outdoor Holdings, Inc., Class A (a)*        57,000           1,565
Crown Media Holdings, Inc.,
 Class A (a)*                                             18,000             124
DreamWorks Animation SKG, Inc., Class A *                 74,045           2,295
Entercom Communications Corp., Class A (a)                40,084             905
Entravision Communications Corp., Class A *              111,227           1,041
Gemstar -- TV Guide International, Inc. (b)*             439,086           2,520
Harte-Hanks, Inc. (a)                                     72,616           1,710
Hearst-Argyle Television, Inc. (a)                        44,980             945
Interactive Data Corp.                                    62,030           1,696
Journal Communications, Inc., Class A                     70,878             751
Lee Enterprises, Inc. (a)                                 67,640           1,191
Live Nation, Inc. *                                       92,689           1,841
Marvel Entertainment, Inc. (a)*                           94,830           2,298
Media General, Inc., Class A (a)                          32,336             912
Mediacom Communications Corp., Class A *                  90,503             820
Morningstar, Inc. (a)*                                    40,241           1,971
National CineMedia, Inc. *                                64,000           1,594
Radio One, Inc., Class A *                               130,307             797
RCN Corp. *                                               59,368           1,059
Regal Entertainment Group,
 Class A (a)                                              91,491           1,957
Scholastic Corp. *                                        37,169           1,196
Sun-Times Media Group, Inc., Class A                      34,680             145
The McClatchy Co., Class A (a)                            46,805           1,143
Valassis Communications,
 Inc. (a)*                                                75,662             898
Warner Music Group Corp.                                  74,286             920
Westwood One, Inc.                                       106,610             561
                                                                     -----------
                                                                          43,349

PHARMACEUTICALS & BIOTECHNOLOGY 5.0%
--------------------------------------------------------------------------------
Abraxis Bioscience, Inc. (a)*                             47,356             948
Adams Respiratory Therapeutics, Inc. (a)*                 18,510             685
Alexion Pharmaceuticals, Inc. (a)*                        49,028           2,852
Alkermes, Inc. *                                         155,542           2,215
Alpharma, Inc., Class A (a)                               53,930           1,337
AMAG Pharmaceuticals, Inc. (a)*                           13,600             730
Applera Corp.-Celera Group (a)*                          111,317           1,338
Arena Pharmaceuticals, Inc. (a)*                          93,600           1,070
Bio-Rad Laboratories, Inc.,
 Class A (a)*                                             30,331           2,249
BioMarin Pharmaceuticals, Inc. (a)*                      131,314           2,372
Bruker BioSciences Corp. *                                98,326             770
Cambrex Corp.                                             44,700             611
Cepheid, Inc. (a)*                                        84,500           1,246
Cubist Pharmaceuticals, Inc. (a)*                         86,932           2,005
CV Therapeutics, Inc. (a)*                                61,563             610
Dionex Corp. (a)*                                         31,344           2,132
Exelixis, Inc. *                                         150,672           1,460
Halozyme Therapeutics, Inc. *                            109,300             879
Human Genome Sciences, Inc. (a)*                         191,181           1,484
Illumina, Inc. (a)*                                       87,394           3,983
InterMune, Inc. *                                         40,300             860
Isis Pharmaceuticals, Inc. (a)*                          129,000           1,343
K-V Pharmaceutical Co.,
 Class A (a)*                                             55,701           1,523
LifeCell Corp. (a)*                                       52,000           1,596
Ligand Pharmaceuticals, Inc., Class B                    155,000             837
MannKind Corp. (a)*                                       40,532             428
Martek Biosciences Corp. (a)*                             51,576           1,321
Medarex, Inc. (a)*                                       179,250           2,538
Medicis Pharmaceutical Corp., Class A (a)                 88,449           2,523
MGI Pharma, Inc. (b)*                                    133,691           3,346
Myriad Genetics, Inc. (a)*                                67,265           2,514
Nektar Therapeutics (a)*                                 127,271             971
Onyx Pharmaceuticals, Inc. (a)*                           65,466           1,821
OSI Pharmaceuticals, Inc. *                               93,291           3,008
Par Pharmaceutical Cos., Inc. *                           55,280           1,310
PAREXEL International Corp. *                             42,909           1,735
Perrigo Co. (a)                                          119,051           2,220
Pharmion Corp. (a)*                                       40,200             979
Progenics Pharmaceuticals, Inc. (a)*                      33,697             718
Regeneron Pharmaceuticals, Inc. *                        110,349           1,643
Salix Pharmaceuticals Ltd. (a)*                           63,733             702
Sciele Pharma, Inc. (a)*                                  49,432           1,146
The Medicines Co. (a)*                                    79,308           1,262
Theravance, Inc. *                                        65,138           1,744
United Therapeutics Corp. (a)*                            31,576           2,190
Valeant Pharmaceuticals International                    154,686           2,427
Varian, Inc. *                                            49,971           3,005
Ventana Medical Systems, Inc. *                           51,706           4,309
ViroPharma, Inc. (a)*                                    113,074           1,453
ZymoGenetics, Inc. (a)*                                   47,177             545
                                                                     -----------
                                                                          82,993

REAL ESTATE 5.8%
--------------------------------------------------------------------------------
Acadia Realty Trust                                       49,400           1,138
Alexander's, Inc. (a)*                                     3,110           1,101
American Campus Communities, Inc.                         35,200             899

SCHWAB SMALL-CAP INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
American Financial Realty Trust (b)                      202,117           1,773
American Home Mortgage Investment Corp. (a)               69,569              72
Anthracite Capital, Inc.                                  89,000             837
Ashford Hospitality Trust (a)                             93,200             953
BioMed Realty Trust, Inc. (a)                            100,734           2,200
Corporate Office Properties Trust                         70,949           2,674
Cousins Properties, Inc.                                  61,645           1,585
Crystal River Capital, Inc.                               38,100             663
DCT Industrial Trust, Inc. (a)(b)                        259,200           2,540
Deerfield Triarc Capital Corp.                            74,000             812
DiamondRock Hospitality Co.                              145,500           2,450
Digital Realty Trust, Inc. (a)                            85,504           2,834
Douglas Emmett, Inc.                                     108,000           2,490
EastGroup Properties, Inc. (a)                            36,490           1,505
Entertainment Properties Trust                            40,655           1,811
Equity Inns, Inc.                                         84,687           1,894
Equity Lifestyle Properties, Inc.                         36,959           1,676
Equity One, Inc. (a)                                      57,937           1,337
Extra Space Storage, Inc.                                 88,958           1,249
FelCor Lodging Trust, Inc. (a)                            95,494           2,097
First Industrial Realty Trust, Inc. (a)                   69,101           2,675
First Potomac Realty Trust                                37,100             727
Franklin Street Properties Corp. (a)                      89,265           1,370
Friedman, Billings, Ramsey Group, Inc., Class A (a)      268,917           1,323
Getty Realty Corp.                                        27,142             684
Glimcher Realty Trust (a)                                 56,548           1,202
Gramercy Capital Corp.                                    30,000             726
Healthcare Realty Trust, Inc. (a)                         73,581           1,709
Home Properties, Inc. (a)                                 51,065           2,364
Inland Real Estate Corp. (a)                             100,236           1,516
LaSalle Hotel Properties (a)                              61,726           2,471
Lexington Realty Trust (a)                               108,091           2,040
Maguire Properties, Inc.                                  57,535           1,646
Medical Properties Trust, Inc. (a)                        75,700             848
Mid-America Apartment Communities, Inc. (a)               38,952           1,758
Move, Inc. (a)(b)*                                       220,552             739
National Health Investors, Inc.                           36,368           1,149
National Retail Properties, Inc. (a)                     100,426           2,175
Newcastle Investment Corp. (a)                            72,630           1,308
NorthStar Realty Finance Corp.                            92,500             933
OMEGA Healthcare Investors, Inc.                          92,458           1,195
Parkway Properties, Inc.                                  22,900             929
Pennsylvania Real Estate Investment Trust                 57,012           2,220
Post Properties, Inc. (a)                                 67,067           2,954
Potlatch Corp. (a)                                        59,803           2,613
PS Business Parks, Inc.                                   24,638           1,259
RAIT Financial Trust                                      93,106             965
Redwood Trust, Inc. (a)                                   40,429           1,164
Saul Centers, Inc. (a)                                    17,300             750
Senior Housing Properties Trust                          114,516           1,979
Sovran Self Storage, Inc. (a)                             31,526           1,359
Spirit Finance Corp.                                     166,121           2,414
Strategic Hotels & Resorts, Inc. (a)                     116,031           2,469
Sunstone Hotel Investors, Inc.                            88,909           2,207
Tanger Factory Outlet Centers, Inc. (a)                   47,734           1,596
Tejon Ranch Co. (a)*                                      20,692             821
U-Store-It Trust (a)                                      75,979           1,087
Washington Real Estate Investment Trust (a)               69,282           2,067
                                                                     -----------
                                                                          96,001

RETAILING 3.9%
--------------------------------------------------------------------------------
99 Cents Only Stores (a)*                                 71,806             874
Aaron Rents, Inc. (a)                                     76,971           1,780
Aeropostale, Inc. (a)*                                    83,088           3,164
Blockbuster, Inc., Class A (a)*                          336,021           1,442
Borders Group, Inc. (a)                                   79,650           1,303
Brown Shoe Co., Inc.                                      75,675           1,585
Building Materials Holding Corp. (a)                      39,348             547
Cabela's, Inc. (a)*                                       50,136           1,023
Charming Shoppes, Inc. (a)*                              192,953           1,906
Christopher & Banks Corp. (a)                             48,724             727
Coldwater Creek, Inc. (a)*                                89,079           1,754
CSK Auto Corp. *                                          67,403             919
Dick's Sporting Goods, Inc. *                             57,840           3,252
DSW, Inc., Class A (a)*                                    5,000             166
Fred's, Inc.                                              61,700             732
Genesco, Inc. *                                           31,244           1,579
Group 1 Automotive, Inc.                                  33,264           1,248
GSI Commerce, Inc. (a)*                                   37,300             830
Guess?, Inc.                                              66,072           3,138
Guitar Center, Inc. *                                     40,074           2,326
Hibbett Sports, Inc. (a)*                                 45,775           1,173
J. Crew Group, Inc. *                                     32,600           1,640
Jo-Ann Stores, Inc. *                                     40,400             962
Jos. A. Bank Clothiers, Inc. (a)*                         29,912           1,032
Keystone Automotive Industries, Inc. *                    20,135             942
LKQ Corp. (a)*                                            58,906           1,675
Netflix, Inc. (a)*                                        95,086           1,638
New York & Co., Inc. *                                    13,500             132
NutriSystem, Inc. (a)*                                    45,948           2,560
Pacific Sunwear of California, Inc. *                    102,861           1,854
Penske Automotive Group, Inc. (a)                         55,716           1,085
Pier 1 Imports, Inc. (a)*                                136,902             893
Rent-A-Center, Inc. *                                    110,005           2,135
Sally Beauty Holdings, Inc. *                            147,250           1,182
Select Comfort Corp. (a)*                                 67,801           1,081
Sonic Automotive, Inc.,
 Class A (a)                                              40,832           1,119
Stage Stores, Inc.                                        59,527           1,062
The Buckle, Inc. (a)                                      21,176             740
The Cato Corp., Class A                                   48,504           1,003
The Children's Place Retail Stores, Inc. *                34,813           1,187
The Dress Barn, Inc. *                                    79,412           1,445
The Finish Line, Inc., Class A                            57,517             389

SCHWAB SMALL-CAP INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
The Gymboree Corp. *                                      55,210           2,377
The Pep Boys - Manny, Moe & Jack (a)                      97,304           1,647
The Talbots, Inc. (a)                                     32,970             758
Tween Brands, Inc. *                                      42,755           1,636
Zale Corp. (a)(b)*                                        66,244           1,406
                                                                     -----------
                                                                          65,048

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 3.8%
--------------------------------------------------------------------------------
Advanced Energy Industries,
 Inc. *                                                   65,200           1,155
Amkor Technology, Inc. *                                 187,518           2,318
Anadigics, Inc. (a)*                                      88,400           1,284
Applied Micro Circuits Corp. (b)*                        433,863           1,267
Atheros Communications, Inc. *                            86,843           2,421
ATMI, Inc. *                                              51,954           1,506
Axcelis Technologies, Inc. (a)*                          144,941             804
Brooks Automation, Inc. (a)*                             118,831           2,088
Cabot Microelectronics Corp. (a)*                         31,600           1,347
Cirrus Logic, Inc. *                                     139,004           1,012
Conexant Systems, Inc. (b)*                              635,555             833
Cree, Inc. (a)*                                          109,296           2,800
Cymer, Inc. (a)*                                          55,265           2,363
Diodes, Inc. (a)*                                         46,281           1,230
DSP Group, Inc. *                                         44,711             797
Entegris, Inc. (a)*                                      210,672           2,271
FEI Co. *                                                 42,400           1,216
FormFactor, Inc. (a)*                                     69,373           2,663
Hittite Microwave Corp. *                                 18,809             756
Lattice Semiconductor Corp. (b)*                         191,800             907
Micrel, Inc.                                              93,905             972
Microsemi Corp. (a)*                                     108,819           2,536
MKS Instruments, Inc. (a)*                                59,199           1,344
OmniVision Technologies, Inc. (a)*                        66,073           1,134
ON Semiconductor Corp. (b)*                              208,046           2,459
Photronics, Inc. (a)*                                     75,474           1,058
PMC-Sierra, Inc. (a)*                                    337,923           2,575
Power Integrations, Inc. *                                    62               2
RF Micro Devices, Inc. (a)*                              303,054           2,103
Semtech Corp. *                                          114,129           1,855
Sigma Designs, Inc. (a)*                                  35,000           1,113
Silicon Image, Inc. (a)*                                 135,622             925
SiRF Technology Holdings, Inc. (a)*                       74,146           1,738
Skyworks Solutions, Inc. (b)*                            254,908           2,019
Spansion, Inc., Class A (a)*                              68,263             724
Standard Microsystems Corp. *                             35,592           1,188
Tessera Technologies, Inc. *                              75,090           3,088
Trident Microsystems, Inc. *                              87,843           1,336
TriQuint Semiconductor, Inc. (b)*                        211,300             934
Veeco Instruments, Inc. *                                 52,600             963
Vitesse Semiconductor Corp. (b)*                         306,394             374
Zoran Corp. *                                             77,924           1,469
                                                                     -----------
                                                                          62,947

SOFTWARE & SERVICES 6.7%
--------------------------------------------------------------------------------
ACI Worldwide, Inc. (a)*                                  50,259           1,534
Acxiom Corp.                                             117,376           2,953
Advent Software, Inc. (a)*                                28,114           1,069
ANSYS, Inc. (a)*                                         122,648           3,194
aQuantive, Inc. *                                        120,522           7,973
Ariba, Inc. *                                            147,100           1,228
Aspen Technology, Inc. *                                 153,400           1,902
BearingPoint, Inc. (a)*                                  316,657           2,065
Blackbaud, Inc.                                           60,669           1,270
Blackboard, Inc. (a)*                                     38,961           1,723
CACI International, Inc., Class A *                       48,027           2,134
Clarent Corp. *                                          105,200               1
CMGI, Inc. (b)*                                          870,500           1,375
CNET Networks, Inc. (a)*                                 222,430           1,675
CSG Systems International, Inc. (a)*                      78,045           1,953
DealerTrack Holdings, Inc. *                              44,336           1,599
EarthLink, Inc. *                                        189,781           1,319
eFunds Corp. *                                            66,613           2,381
Epicor Software Corp. *                                   89,100           1,164
Equinix, Inc. (a)*                                        36,047           3,133
Euronet Worldwide, Inc. (a)*                              75,536           1,919
Gartner, Inc. (a)*                                        86,849           1,818
Gevity HR, Inc. (a)                                       37,581             565
Global Cash Access Holdings, Inc. (a)*                    50,118             685
Heartland Payment Systems, Inc. (a)                        6,000             186
Hewitt Associates, Inc., Class A *                        75,138           2,248
Informatica Corp. *                                      137,581           1,918
InfoSpace, Inc. (a)                                       51,879           1,080
Internap Network Services Corp. *                         79,600           1,173
Interwoven, Inc. *                                        77,800           1,078
j2 Global Communications, Inc. (a)*                       83,928           2,739
Jack Henry & Associates, Inc. (a)                        122,520           2,943
Macrovision Corp. (a)*                                    83,851           1,994
Manhattan Associates, Inc. *                              47,647           1,328
ManTech International Corp., Class A *                    33,482           1,093
MAXIMUS, Inc. (a)                                         33,974           1,420
Mentor Graphics Corp. *                                  130,767           1,570
MicroStrategy, Inc., Class A *                            15,662           1,145
Midway Games, Inc. (a)*                                   34,900             213
MPS Group, Inc. (a)*                                     159,146           2,121
Nuance Communications, Inc. (a)*                         217,857           3,590
Openwave Systems, Inc.                                   133,892             704
Opsware, Inc. (a)*                                       110,042           1,552
Perot Systems Corp., Class A *                           139,792           2,128
Progress Software Corp. *                                 64,780           1,960
Quality Systems, Inc. (a)                                 24,072             933
Quest Software, Inc. *                                   104,788           1,551
RealNetworks, Inc. (b)*                                  188,330           1,341
SAIC, Inc. *                                             178,100           2,985
Sapient Corp. *                                          116,563             831
Secure Computing Corp. (a)*                               88,719             701
SPSS, Inc. *                                              37,300           1,531
SRA International, Inc., Class A *                        64,495           1,536
Syntel, Inc. (a)                                             883              32

SCHWAB SMALL-CAP INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
Take-Two Interactive Software, Inc. (a)*                 103,504           1,825
The BISYS Group, Inc. *                                  171,718           2,055
The Ultimate Software Group, Inc. *                       37,000           1,004
TIBCO Software, Inc. (b)*                                329,536           2,679
United Online, Inc. (a)                                  103,887           1,467
VeriFone Holdings, Inc. *                                 76,243           2,776
Verint Systems, Inc. *                                    44,222           1,338
WebMD Health Corp.,
 Class A (a)*                                             14,824             679
Websense, Inc. (a)*                                       70,904           1,415
Wind River Systems, Inc. *                               118,836           1,136
Wright Express Corp. *                                    64,176           2,186
                                                                     -----------
                                                                         110,816

TECHNOLOGY HARDWARE & EQUIPMENT 6.0%
--------------------------------------------------------------------------------
3Com Corp. (b)*                                          625,219           2,501
Adaptec, Inc. *                                          182,113             637
ADTRAN, Inc.                                             101,505           2,648
Aeroflex, Inc. *                                         107,280           1,505
Agilysys, Inc.                                            47,400             911
Andrew Corp. (b)*                                        244,100           3,432
Anixter International, Inc. (a)*                          47,443           3,921
Arris Group, Inc. (a)*                                   171,790           2,546
Avid Technology, Inc. (a)*                                64,905           2,083
Avocent Corp. (a)*                                        69,056           1,889
AVX Corp. (a)                                            105,132           1,681
Benchmark Electronics, Inc. (a)*                          98,794           2,193
Black Box Corp. (a)                                       22,192             893
Brightpoint, Inc. (a)*                                    68,295             897
C-COR, Inc. *                                             88,600           1,192
Checkpoint Systems, Inc. (a)*                             62,444           1,441
Cogent, Inc. (a)*                                         73,409             977
Cognex Corp. (a)                                          61,809           1,300
Coherent, Inc. (a)*                                       48,100           1,393
Comtech Telecommunications Corp. *                        37,800           1,643
Daktronics, Inc. (a)                                      38,400             816
Dolby Laboratories Inc., Class A *                        62,229           2,070
Dycom Industries, Inc. *                                  68,932           1,927
Electro Scientific Industries, Inc. (a)*                  39,085             858
Electronics for Imaging, Inc. (a)*                        87,409           2,295
Emulex Corp. *                                           146,290           2,897
Finisar Corp. (a)(b)*                                    360,100           1,307
Foundry Networks, Inc. (b)*                              228,824           4,025
Gateway, Inc. (a)(b)*                                    417,106             592
Harmonic, Inc. *                                         114,900           1,019
Hughes Communications, Inc. *                             10,000             461
Hutchinson Technology, Inc. (a)*                          30,886             620
Imation Corp.                                             49,813           1,558
Insight Enterprises, Inc. *                               74,400           1,678
InterDigital, Inc. *                                      76,594           2,141
Intermec, Inc. (a)*                                       69,240           1,775
Itron, Inc. (a)*                                          39,559           3,142
Ixia *                                                    93,640             876
KEMET Corp. *                                            129,031             908
Komag, Inc. (a)*                                          41,884           1,341
L-1 Identity Solutions, Inc. (a)*                         60,184           1,032
Littelfuse, Inc. *                                        40,900           1,333
MasTec, Inc. (a)*                                         69,773             954
MTS Systems Corp.                                         30,175           1,260
National Instruments Corp.                                90,965           2,943
NETGEAR, Inc. *                                           55,300           1,530
Newport Corp. *                                           55,737             728
Palm, Inc. (a)*                                          162,160           2,419
Plantronics, Inc. (a)                                     74,993           2,101
Plexus Corp. *                                            63,162           1,532
Powerwave Technologies, Inc. (a)*                        159,674           1,044
Rackable Systems, Inc. (a)*                               31,589             382
Rofin-Sinar Technologies, Inc. (a)*                       24,268           1,579
Rogers Corp. (a)*                                         23,367             845
ScanSource, Inc. (a)*                                     33,778             906
Smart Modular Technologies (WWH), Inc. *                  82,600           1,015
Sonus Networks, Inc. (b)*                                388,758           2,659
Sycamore Networks, Inc. (b)*                             283,415           1,179
Synaptics, Inc. *                                         42,200           1,482
Technitrol, Inc.                                          64,743           1,683
Tekelec (a)*                                             110,627           1,417
UTStarcom, Inc. (a)*                                     163,663             527
ViaSat, Inc. *                                            42,919           1,229
                                                                     -----------
                                                                          99,768

TELECOMMUNICATION SERVICES 1.4%
--------------------------------------------------------------------------------
Alaska Communication Systems Group, Inc.                  75,300           1,082
Cincinnati Bell, Inc. (a)*                               387,145           1,998
Dobson Communications Corp., Class A *                   243,746           3,035
General Communication, Inc., Class A *                    78,500             903
IDT Corp., Class B (a)                                    66,505             664
Iowa Telecommunications Services, Inc.                    50,800           1,044
iPCS, Inc.                                                17,100             556
NeuStar, Inc., Class A (a)*                               99,695           2,875
PAETEC Holding Corp. *                                    98,700           1,165
Premiere Global Services, Inc. *                         128,800           1,499
Time Warner Telecom, Inc.,
 Class A *                                               145,408           2,843
United States Cellular Corp. *                            39,840           3,864
USA Mobility, Inc. *                                      50,109           1,196
                                                                     -----------
                                                                          22,724

TRANSPORTATION 2.2%
--------------------------------------------------------------------------------
AirTran Holdings, Inc. (a)*                              125,398           1,234
Alaska Air Group, Inc. (a)*                               54,009           1,260
AMERCO (a)*                                               13,104             837
American Commercial Lines, Inc. (a)*                      90,002           1,994
Arkansas Best Corp. (a)                                   39,472           1,422
Atlas Air Worldwide Holdings, Inc. *                      22,100           1,198
Dollar Thrifty Automotive Group, Inc. *                   36,658           1,353
Eagle Bulk Shipping, Inc. (a)                             55,500           1,461
EGL, Inc. *                                               49,806           2,349

SCHWAB SMALL-CAP INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
Forward Air Corp. (a)                                     41,682           1,420
Genesee & Wyoming, Inc.,
 Class A *                                                62,972           1,615
Heartland Express, Inc. (a)                               95,652           1,426
Hub Group, Inc., Class A *                                62,292           2,119
JetBlue Airways Corp. *                                  257,303           2,535
Kirby Corp. *                                             77,434           3,137
Knight Transportation, Inc. (a)                           80,288           1,416
Macquarie Infrastructure Co., LLC (a)                     51,751           2,059
Old Dominion Freight Line, Inc. *                         42,989           1,241
Pacer International, Inc.                                 52,018           1,145
Republic Airways Holdings, Inc. *                         54,900           1,059
SkyWest, Inc.                                             99,012           2,209
Werner Enterprises, Inc. (a)                              67,643           1,315
                                                                     -----------
                                                                          35,804

UTILITIES 2.8%
--------------------------------------------------------------------------------
ALLETE, Inc. (a)                                          50,390           2,209
American States Water Co.                                 21,500             793
Amerigas Partners L.P.                                    59,000           2,166
Aquila, Inc. (b)*                                        576,791           2,180
Avista Corp. (a)                                          83,012           1,645
Black Hills Corp. (a)                                     58,798           2,193
California Water Service Group (a)                        27,487           1,017
CH Energy Group, Inc.                                     20,797             923
Cleco Corp. (a)                                           79,915           1,898
El Paso Electric Co. *                                    73,016           1,699
Ferrellgas Partners L.P.                                  58,100           1,379
IDACORP, Inc.                                             59,798           1,851
ITC Holdings Corp. (a)                                    23,356             982
MGE Energy, Inc. (a)                                      32,860             986
New Jersey Resources Corp. (a)                            38,109           1,791
Northwest Natural Gas Co. (a)                             41,895           1,746
NorthWestern Corp.                                        54,912           1,486
Otter Tail Corp. (a)                                      45,409           1,338
Piedmont Natural Gas Co., Inc. (a)                       105,477           2,446
Portland General Electric Co.                             41,300           1,112
South Jersey Industries, Inc. (a)                         38,460           1,260
Southwest Gas Corp.                                       65,496           2,036
Suburban Propane Partners L.P.                            47,200           2,266
The Empire District Electric Co. (a)                      46,600           1,011
The Laclede Group, Inc.                                   27,877             824
UIL Holdings Corp.                                        36,075           1,067
Unisource Energy Corp. (a)                                49,917           1,519
Vectren Corp.                                            111,617           2,787
WGL Holdings, Inc. (a)                                    76,661           2,295
                                                                     -----------
                                                                          46,905
                                                                     -----------
TOTAL COMMON STOCK
(COST $1,344,583)                                                      1,609,118
                                                                     -----------

FOREIGN COMMON STOCK 0.7% OF NET ASSETS

BERMUDA 0.7%
--------------------------------------------------------------------------------
CONSUMER DURABLES & APPAREL 0.1%
Helen of Troy Ltd. *                                      50,500           1,121

INSURANCE 0.5%
Assured Guaranty Ltd.                                     61,537           1,498
Enstar Group Ltd. *                                        3,900             410
Max Capital Group Ltd.                                    95,484           2,493
Platinum Underwriters Holdings Ltd.                       93,857           3,116
                                                                     -----------
                                                                           7,517

SOFTWARE & SERVICES 0.1%
VistaPrint Ltd. *                                         55,600           1,899
                                                                     -----------
                                                                          10,537
                                                                     -----------
TOTAL FOREIGN COMMON STOCK
(COST $10,369)                                                            10,537
                                                                     -----------

SECURITY                                             FACE AMOUNT        VALUE
  RATE, MATURITY DATE                                ($ X 1,000)     ($ X 1,000)
SHORT-TERM INVESTMENTS 2.1% OF NET ASSETS

COMMERCIAL PAPER & OTHER OBLIGATIONS 2.0%
--------------------------------------------------------------------------------
Wells Fargo, Grand Cayman Time Deposit
   5.06%, 08/01/07                                        33,024          33,024

U.S. TREASURY OBLIGATIONS 0.1%
--------------------------------------------------------------------------------
U.S. Treasury Bill
   4.66%, 09/20/07                                         1,065           1,058
   4.61%, 09/20/07                                           225             224
                                                                     -----------
                                                                           1,282
                                                                     -----------
TOTAL SHORT-TERM INVESTMENTS
(COST $34,306)                                                            34,306
                                                                     -----------

END OF INVESTMENTS.

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
COLLATERAL INVESTED FOR SECURITIES ON LOAN 35.5% OF NET ASSETS

Securities Lending Investment Fund, a series of
   the Brown Brothers Investment Trust               588,031,211         588,031

SCHWAB SMALL-CAP INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

At 07/31/07 the tax basis cost of the fund's investments was $1,389,854 and the unrealized appreciation and depreciation were $395,357 and ($131,250), respectively, with a net unrealized appreciation of $264,107.

In addition to the above, the fund held the following at 07/31/07. All numbers are x1,000 except number of futures contracts.


                                           NUMBER OF     CONTRACT     UNREALIZED
                                           CONTRACTS       VALUE        LOSSES
FUTURES CONTRACT

Russell 2000 Index, e-mini,
Long expires 9/21/07                             360       28,116        (2,423)

*      Non-income producing security.
(a)    All or a portion of this security is on loan.
(b) All or a portion of this security is held as collateral for open futures contracts.
ADR -- American Depositary Receipt

SCHWAB CAPITAL TRUST
SCHWAB MARKETTRACK GROWTH PORTFOLIO(TM)

PORTFOLIO HOLDINGS As of July 31, 2007, (Unaudited)

The following are the portfolio holdings as of the report date.
For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                        COST            VALUE
HOLDINGS BY CATEGORY                                 ($ X 1,000)     ($ X 1,000)
--------------------------------------------------------------------------------
 16.7%  COMMON STOCK                                      69,092         129,447
 83.1%  OTHER INVESTMENT COMPANIES                       495,135         647,556
  0.2%  SHORT-TERM INVESTMENT                              1,569           1,569
--------------------------------------------------------------------------------
100.0%  TOTAL INVESTMENTS                                565,796         778,572
  0.0%  OTHER ASSETS AND
        LIABILITIES, NET                                                     315
--------------------------------------------------------------------------------
100.0%  TOTAL NET ASSETS                                                 778,887

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
COMMON STOCK 16.7% OF NET ASSETS

AUTOMOBILES & COMPONENTS 0.1%
--------------------------------------------------------------------------------
Ford Motor Co. *                                          18,103             154
General Motors Corp.                                       5,425             176
Harley-Davidson, Inc.                                      3,000             172
Johnson Controls, Inc.                                     1,800             203
The Goodyear Tire & Rubber Co. *                           1,600              46
                                                                     -----------
                                                                             751

BANKS 0.8%
--------------------------------------------------------------------------------
BB&T Corp.                                                 5,300             198
Comerica, Inc.                                             1,700              90
Commerce Bancorp, Inc.                                     1,800              60
Compass Bancshares, Inc.                                   1,200              83
Countrywide Financial Corp.                                5,298             149
Fannie Mae                                                 9,400             563
Fifth Third Bancorp                                        5,369             198
First Horizon National Corp.                               1,200              38
Freddie Mac                                                6,600             378
Hudson City Bancorp, Inc.                                  3,500              43
Huntington Bancshares, Inc.                                2,262              43
KeyCorp                                                    4,400             153
M&T Bank Corp.                                               998             106
Marshall & Ilsley Corp.                                    2,056              85
MGIC Investment Corp.                                        900              35
National City Corp.                                        6,100             179
PNC Financial Services Group, Inc.                         2,800             187
Regions Financial Corp.                                    7,173             216
Sovereign Bancorp, Inc.                                    3,885              74
SunTrust Banks, Inc.                                       3,500             274
Synovus Financial Corp.                                    2,750              77
U.S. Bancorp                                              17,972             538
Wachovia Corp.                                            18,552             876
Washington Mutual, Inc.                                    9,843             369
Wells Fargo & Co.                                         33,230           1,122
Zions Bancorp                                                900              67
                                                                     -----------
                                                                           6,201

CAPITAL GOODS 1.6%
--------------------------------------------------------------------------------
3M Co.                                                     7,600             676
American Standard Cos., Inc.                               2,100             114
Caterpillar, Inc.                                          6,600             520
Cooper Industries Ltd., Class A                            1,800              95
Cummins, Inc.                                                800              95
Danaher Corp.                                              2,800             209
Deere & Co.                                                2,300             277
Dover Corp.                                                2,000             102
Eaton Corp.                                                1,400             136
Emerson Electric Co.                                       8,000             377
Fluor Corp.                                                  800              92
General Dynamics Corp.                                     4,000             314
General Electric Co.                                     102,700           3,981
Goodrich Corp.                                             1,100              69
Honeywell International, Inc.                              8,437             485
Illinois Tool Works, Inc.                                  4,200             231
Ingersoll-Rand Co., Ltd., Class A                          3,300             166
ITT Corp.                                                  1,800             113
L-3 Communications Holdings, Inc.                          1,100             107
Lockheed Martin Corp.                                      3,900             384
Masco Corp.                                                4,500             122
Northrop Grumman Corp.                                     3,592             273
PACCAR, Inc.                                               2,362             193
Pall Corp.                                                 1,000              42
Parker Hannifin Corp.                                      1,150             114
Precision Castparts Corp.                                  1,400             192
Raytheon Co.                                               4,500             249
Rockwell Automation, Inc.                                  1,900             133
Rockwell Collins, Inc.                                     1,900             131
Terex Corp. *                                                800              69
Textron, Inc.                                              1,500             169
The Boeing Co.                                             8,078             836
Tyco International Ltd.                                    4,950             234
United Technologies Corp.                                 10,000             730
W.W. Grainger, Inc.                                          900              79
                                                                     -----------
                                                                          12,109

COMMERCIAL SERVICES & SUPPLIES 0.1%
--------------------------------------------------------------------------------
Allied Waste Industries, Inc. *                            3,100              40
Avery Dennison Corp.                                       1,200              73
Cintas Corp.                                               1,638              60
Equifax, Inc.                                              1,200              48
Monster Worldwide, Inc. *                                    954              37
Pitney Bowes, Inc.                                         2,300             106
R.R. Donnelley & Sons Co.                                  2,100              89
Robert Half International, Inc.                            1,700              58
Waste Management, Inc.                                     5,517             210
                                                                     -----------
                                                                             721

CONSUMER DURABLES & APPAREL 0.2%
--------------------------------------------------------------------------------
Brunswick Corp.                                              900              25
Centex Corp.                                               1,200              45

SCHWAB MARKETTRACK GROWTH PORTFOLIO

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
Coach, Inc. *                                              3,600             164
D.R. Horton, Inc.                                          2,660              43
Eastman Kodak Co.                                          3,100              78
Fortune Brands, Inc.                                       1,400             114
Harman International Industries, Inc.                        700              81
Hasbro, Inc.                                               1,650              46
Jones Apparel Group, Inc.                                  1,200              30
KB Home                                                      800              25
Leggett & Platt, Inc.                                      2,000              42
Lennar Corp., Class A                                      1,300              40
Liz Claiborne, Inc.                                        1,200              42
Mattel, Inc.                                               4,150              95
Newell Rubbermaid, Inc.                                    2,745              73
NIKE, Inc., Class B                                        4,600             260
Polo Ralph Lauren Corp.                                      500              45
Pulte Homes, Inc.                                          2,400              46
Snap-on, Inc.                                                600              31
The Black & Decker Corp.                                     900              78
The Stanley Works                                            600              33
VF Corp.                                                   1,200             103
Whirlpool Corp.                                              907              93
                                                                     -----------
                                                                           1,632

CONSUMER SERVICES 0.3%
--------------------------------------------------------------------------------
Apollo Group, Inc., Class A *                              1,700             100
Carnival Corp.                                             4,300             190
Darden Restaurants, Inc.                                   1,800              77
H&R Block, Inc.                                            3,400              68
Harrah's Entertainment, Inc.                               1,780             151
Hilton Hotels Corp.                                        3,600             159
International Game Technology                              3,400             120
Marriott International, Inc.,
  Class A                                                  3,900             162
McDonald's Corp.                                          12,400             594
Starbucks Corp. *                                          7,920             211
Starwood Hotels & Resorts Worldwide, Inc.                  1,900             120
Wendy's International, Inc.                                1,000              35
Wyndham Worldwide Corp. *                                  1,986              67
YUM! Brands, Inc.                                          6,240             200
                                                                     -----------
                                                                           2,254

DIVERSIFIED FINANCIALS 1.6%
--------------------------------------------------------------------------------
American Capital Strategies Ltd.                             900              34
American Express Co.                                      12,300             720
Ameriprise Financial, Inc.                                 2,300             139
Bank of America Corp.                                     45,610           2,163
Bank of New York Mellon Corp.                             10,986             468
Capital One Financial Corp.                                2,900             205
CIT Group, Inc.                                            2,000              82
Citigroup, Inc.                                           49,392           2,300
CME Group, Inc.                                              340             188
Discover Financial Services *                              5,450             126
E*TRADE Financial Corp. *                                  3,500              65
Federated Investors, Inc., Class B                         1,100              40
Franklin Resources, Inc.                                   1,500             191
Janus Capital Group, Inc.                                  2,200              66
JPMorgan Chase & Co.                                      34,915           1,537
Legg Mason, Inc.                                           1,200             108
Lehman Brothers Holdings, Inc.                             5,200             322
Merrill Lynch & Co., Inc.                                  8,800             653
Moody's Corp.                                              3,000             161
Morgan Stanley                                            10,900             696
Northern Trust Corp.                                       2,200             138
SLM Corp.                                                  4,110             202
State Street Corp.                                         3,300             221
T. Rowe Price Group, Inc.                                  2,400             125
The Bear Stearns Cos., Inc.                                1,082             131
The Charles Schwab Corp. (a)                              11,242             226
The Goldman Sachs Group, Inc.                              4,179             787
                                                                     -----------
                                                                          12,094

ENERGY 1.8%
--------------------------------------------------------------------------------
Anadarko Petroleum Corp.                                   4,836             243
Apache Corp.                                               3,308             267
Baker Hughes, Inc.                                         3,360             266
BJ Services Co.                                            3,000              79
Chesapeake Energy Corp.                                    3,600             123
Chevron Corp.                                             21,635           1,845
ConocoPhillips                                            16,440           1,329
CONSOL Energy, Inc.                                        1,800              75
Devon Energy Corp.                                         4,600             343
El Paso Corp.                                              6,306             105
ENSCO International, Inc.                                  1,100              67
EOG Resources, Inc.                                        2,256             158
Exxon Mobil Corp.                                         57,298           4,878
Halliburton Co.                                            9,916             357
Hess Corp.                                                 2,520             154
Marathon Oil Corp.                                         7,178             396
Murphy Oil Corp.                                           1,600              99
Nabors Industries Ltd. *                                   2,800              82
National-Oilwell Varco, Inc. *                             1,600             192
Noble Corp.                                                1,300             133
Occidental Petroleum Corp.                                 7,800             442
Peabody Energy Corp.                                       1,900              80
Rowan Cos., Inc.                                           1,100              46
Schlumberger Ltd.                                         11,400           1,080
Smith International, Inc.                                  1,900             117
Spectra Energy Corp.                                       5,674             145
Sunoco, Inc.                                               1,400              93
The Williams Cos., Inc.                                    5,000             161
Transocean, Inc. *                                         2,945             317
Valero Energy Corp.                                        6,000             402
Weatherford International Ltd. *                           2,720             151
XTO Energy, Inc.                                           3,333             182
                                                                     -----------
                                                                          14,407

FOOD & STAPLES RETAILING 0.4%
--------------------------------------------------------------------------------
Costco Wholesale Corp.                                     4,400             263
CVS/Caremark Corp.                                        15,264             537
Safeway, Inc.                                              4,200             134
Supervalu, Inc.                                            2,043              85
Sysco Corp.                                                6,200             198
The Kroger Co.                                             7,200             187
Wal-Mart Stores, Inc.                                     24,800           1,140
Walgreen Co.                                               9,900             437
Whole Foods Market, Inc.                                   1,000              37
                                                                     -----------
                                                                           3,018

SCHWAB MARKETTRACK GROWTH PORTFOLIO

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
FOOD, BEVERAGE & TOBACCO 0.8%
--------------------------------------------------------------------------------
Altria Group, Inc.                                        20,300           1,349
Anheuser-Busch Cos., Inc.                                  7,800             380
Archer-Daniels-Midland Co.                                 6,532             220
Brown-Forman Corp., Class B                                  904              60
Campbell Soup Co.                                          1,800              66
Coca-Cola Enterprises, Inc.                                4,000              91
ConAgra Foods, Inc.                                        4,900             124
Constellation Brands, Inc.,
  Class A *                                                1,920              42
Dean Foods Co.                                             1,300              37
General Mills, Inc.                                        3,576             199
H.J. Heinz Co.                                             3,400             149
Kellogg Co.                                                2,500             130
Kraft Foods, Inc., Class A                                14,048             460
McCormick & Co., Inc.                                      1,400              48
Molson Coors Brewing Co.,
  Class B                                                    800              71
PepsiCo, Inc.                                             16,460           1,080
Reynolds American, Inc.                                    2,284             140
Sara Lee Corp.                                             7,600             120
The Coca-Cola Co.                                         20,600           1,074
The Hershey Co.                                            1,700              78
The Pepsi Bottling Group, Inc.                             1,932              65
Tyson Foods, Inc., Class A                                 2,500              53
UST, Inc.                                                  1,600              86
Wm. Wrigley Jr. Co.                                        2,375             137
                                                                     -----------
                                                                           6,259

HEALTH CARE EQUIPMENT & SERVICES 0.7%
--------------------------------------------------------------------------------
Aetna, Inc.                                                5,696             274
AmerisourceBergen Corp.                                    2,000              94
Bausch & Lomb, Inc.                                          600              38
Baxter International, Inc.                                 6,100             321
Becton, Dickinson & Co.                                    2,600             199
Boston Scientific Corp. *                                 10,887             143
C.R. Bard, Inc.                                            1,000              78
Cardinal Health, Inc.                                      4,100             269
CIGNA Corp.                                                4,200             217
Coventry Health Care, Inc. *                               1,650              92
Covidien Ltd. *                                            4,950             203
Express Scripts, Inc. *                                    3,200             160
Hospira, Inc. *                                            1,530              59
Humana, Inc. *                                             1,400              90
IMS Health, Inc.                                           2,300              65
Laboratory Corp. of America Holdings *                     1,300              96
Manor Care, Inc.                                           1,100              70
McKesson Corp.                                             2,654             153
Medco Health Solutions, Inc. *                             2,641             215
Medtronic, Inc.                                           11,800             598
Patterson Cos., Inc. *                                     1,300              47
Quest Diagnostics, Inc.                                    1,802             100
St. Jude Medical, Inc. *                                   3,500             151
Stryker Corp.                                              2,884             180
Tenet Healthcare Corp. *                                   4,650              24
UnitedHealth Group, Inc.                                  12,600             610
Varian Medical Systems, Inc. *                               900              37
WellPoint, Inc. *                                          5,902             443
Zimmer Holdings, Inc. *                                    2,300             179
                                                                     -----------
                                                                           5,205

HOUSEHOLD & PERSONAL PRODUCTS 0.4%
--------------------------------------------------------------------------------
Avon Products, Inc.                                        4,800             173
Colgate-Palmolive Co.                                      5,300             350
Kimberly-Clark Corp.                                       4,960             334
The Clorox Co.                                             1,500              91
The Estee Lauder Cos., Inc., Class A                       1,100              49
The Procter & Gamble Co.                                  31,717           1,962
                                                                     -----------
                                                                           2,959

INSURANCE 0.7%
--------------------------------------------------------------------------------
ACE Ltd.                                                   2,500             144
AFLAC, Inc.                                                5,200             271
Ambac Financial Group, Inc.                                1,015              68
American International Group, Inc.                        25,551           1,640
AON Corp.                                                  2,625             105
Assurant, Inc.                                             1,000              51
Cincinnati Financial Corp.                                 1,984              78
Genworth Financial, Inc., Class A                          3,700             113
Lincoln National Corp.                                     3,168             191
Loews Corp.                                                4,800             228
Marsh & McLennan Cos., Inc.                                5,200             143
MBIA, Inc.                                                 1,350              76
MetLife, Inc.                                              7,310             440
Principal Financial Group, Inc.                            3,065             173
Prudential Financial, Inc.                                 5,200             461
SAFECO Corp.                                               1,100              64
The Allstate Corp.                                         6,700             356
The Chubb Corp.                                            3,800             192
The Hartford Financial Services Group, Inc.                2,900             266
The Progressive Corp.                                      8,400             176
The Travelers Cos., Inc.                                   6,453             328
Torchmark Corp.                                            1,100              68
Unum Group                                                 2,349              57
XL Capital Ltd., Class A                                   1,300             101
                                                                     -----------
                                                                           5,790

MATERIALS 0.5%
--------------------------------------------------------------------------------
Air Products & Chemicals, Inc.                             2,300             199
Alcoa, Inc.                                                8,472             324
Allegheny Technologies, Inc.                                 735              77
Ashland, Inc.                                                800              49
Ball Corp.                                                   800              41
Bemis Co., Inc.                                            1,000              30
E.I. du Pont de Nemours & Co.                              9,592             448
Eastman Chemical Co.                                         800              55
Ecolab, Inc.                                               2,200              93
Freeport-McMoRan Copper & Gold, Inc.                       2,919             274
Hercules, Inc. *                                             900              19
International Flavors & Fragrances, Inc.                   1,100              55
International Paper Co.                                    4,846             180
MeadWestvaco Corp.                                         1,970              64

SCHWAB MARKETTRACK GROWTH PORTFOLIO

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
Monsanto Co.                                               4,986             321
Newmont Mining Corp.                                       4,201             175
Nucor Corp.                                                3,600             181
Pactiv Corp. *                                             1,500              47
PPG Industries, Inc.                                       1,700             130
Praxair, Inc.                                              3,200             245
Rohm & Haas Co.                                            1,505              85
Sealed Air Corp.                                           1,764              48
Sigma-Aldrich Corp.                                        1,200              54
Temple-Inland, Inc.                                        1,200              70
The Dow Chemical Co.                                       9,394             408
United States Steel Corp.                                    900              88
Vulcan Materials Co.                                         800              77
Weyerhaeuser Co.                                           2,300             164
                                                                     -----------
                                                                           4,001

MEDIA 0.6%
--------------------------------------------------------------------------------
CBS Corp., Class B                                         7,905             251
Clear Channel Communications, Inc.                         5,217             193
Comcast Corp., Class A *                                  31,764             834
Dow Jones & Co., Inc.                                        800              46
Gannett Co., Inc.                                          2,500             125
Meredith Corp.                                               500              28
News Corp., Class A                                       24,300             513
Omnicom Group, Inc.                                        3,600             187
The DIRECTV Group, Inc. *                                  5,400             121
The E.W. Scripps Co., Class A                                800              33
The Interpublic Group of Cos.,
  Inc. *                                                   3,700              39
The McGraw-Hill Cos., Inc.                                 3,800             230
The New York Times Co., Class A                            1,400              32
The Walt Disney Co.                                       20,119             664
Time Warner, Inc.                                         39,250             756
Tribune Co.                                                  803              22
Viacom, Inc., Class B *                                    6,905             264
                                                                     -----------
                                                                           4,338

PHARMACEUTICALS & BIOTECHNOLOGY 1.2%
--------------------------------------------------------------------------------
Abbott Laboratories                                       15,300             776
Allergan, Inc.                                             2,600             151
Amgen, Inc. *                                             12,138             652
Applied Biosystems Group - Applera Corp.                   2,000              62
Barr Pharmaceuticals, Inc. *                               1,100              56
Biogen Idec, Inc. *                                        3,125             177
Bristol-Myers Squibb Co.                                  19,000             540
Celgene Corp. *                                            2,600             158
Eli Lilly and Co.                                          9,900             536
Forest Laboratories, Inc. *                                3,400             137
Genzyme Corp. *                                            2,400             151
Gilead Sciences, Inc. *                                    8,600             320
Johnson & Johnson                                         29,254           1,770
King Pharmaceuticals, Inc. *                               2,133              36
Merck & Co., Inc.                                         21,600           1,072
Millipore Corp. *                                            400              32
Mylan Laboratories, Inc.                                   2,600              42
PerkinElmer, Inc.                                          1,000              28
Pfizer, Inc.                                              73,476           1,727
Schering-Plough Corp.                                     14,100             402
Thermo Fisher Scientific, Inc. *                           3,530             184
Waters Corp. *                                             1,300              76
Watson Pharmaceuticals, Inc. *                             1,000              30
Wyeth                                                     13,100             636
                                                                     -----------
                                                                           9,751

REAL ESTATE 0.2%
--------------------------------------------------------------------------------
Apartment Investment & Management Co., Class A               900              38
Archstone-Smith Trust                                      1,900             109
AvalonBay Communities, Inc.                                  600              65
Boston Properties, Inc.                                      800              76
CB Richard Ellis Group, Inc., Class A *                    1,300              45
Developers Diversified Realty Corp.                        1,200              58
Equity Residential                                         2,600             103
General Growth Properties, Inc.                            2,400             115
Host Hotels & Resorts, Inc.                                5,000             106
Kimco Realty Corp.                                           431              16
Plum Creek Timber Co., Inc.                                1,700              66
ProLogis                                                   1,700              97
Public Storage                                               800              56
Simon Property Group, Inc.                                 2,200             190
Vornado Realty Trust                                       1,200             128
                                                                     -----------
                                                                           1,268

RETAILING 0.6%
--------------------------------------------------------------------------------
Abercrombie & Fitch Co., Class A                             800              56
Amazon.com, Inc. *                                         3,000             236
AutoNation, Inc. *                                         2,190              43
AutoZone, Inc. *                                             800             101
Bed Bath & Beyond, Inc. *                                  2,800              97
Best Buy Co., Inc.                                         4,505             201
Big Lots, Inc. *                                           1,100              28
Circuit City Stores, Inc.                                  2,000              24
Dillard's, Inc., Class A                                     500              15
eBay, Inc. *                                              11,036             358
Family Dollar Stores, Inc.                                 1,700              50
Genuine Parts Co.                                          1,800              86
IAC/InterActiveCorp *                                      1,600              46
J.C. Penney Co., Inc.                                      2,800             190
Kohl's Corp. *                                             3,200             195
Limited Brands, Inc.                                       3,738              90
Lowe's Cos., Inc.                                         15,200             426
Macy's, Inc.                                               5,144             185
Nordstrom, Inc.                                            2,600             124
Office Depot, Inc. *                                       3,300              82
OfficeMax, Inc.                                              700              23
RadioShack Corp.                                           1,900              48
Sears Holdings Corp. *                                     1,000             137
Staples, Inc.                                              7,125             164
Target Corp.                                               8,800             533
The Gap, Inc.                                              5,300              91
The Home Depot, Inc.                                      21,040             782
The Sherwin-Williams Co.                                   1,200              84
The TJX Cos., Inc.                                         5,200             144
Tiffany & Co.                                              1,400              67
                                                                     -----------
                                                                           4,706

SCHWAB MARKETTRACK GROWTH PORTFOLIO

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.5%
--------------------------------------------------------------------------------
Advanced Micro Devices, Inc. *                             3,840              52
Altera Corp.                                               3,680              85
Analog Devices, Inc.                                       3,400             120
Applied Materials, Inc.                                   16,200             357
Broadcom Corp., Class A *                                  4,350             143
Intel Corp.                                               59,030           1,394
KLA-Tencor Corp.                                           1,800             102
Linear Technology Corp.                                    3,000             107
LSI Corp. *                                                3,000              22
Maxim Integrated Products, Inc.                            3,100              98
MEMC Electronic Materials, Inc. *                          2,000             123
Micron Technology, Inc. *                                  5,400              64
National Semiconductor Corp.                               3,400              88
Novellus Systems, Inc. *                                   1,325              38
NVIDIA Corp. *                                             2,800             128
Teradyne, Inc. *                                           1,700              27
Texas Instruments, Inc.                                   14,800             521
Xilinx, Inc.                                               3,200              80
                                                                     -----------
                                                                           3,549

SOFTWARE & SERVICES 0.9%
--------------------------------------------------------------------------------
Adobe Systems, Inc. *                                      4,800             193
Affiliated Computer Services, Inc., Class A *              1,271              68
Akamai Technologies, Inc. *                                1,600              54
Autodesk, Inc. *                                           2,400             102
Automatic Data Processing, Inc.                            5,700             265
BMC Software, Inc. *                                       2,400              69
CA, Inc.                                                   5,625             141
Citrix Systems, Inc. *                                     1,800              65
Cognizant Technology Solutions Corp., Class A *            1,400             113
Computer Sciences Corp. *                                  1,680              94
Compuware Corp. *                                          3,600              34
Convergys Corp. *                                          1,354              26
Electronic Arts, Inc. *                                    2,866             139
Electronic Data Systems Corp.                              4,600             124
Fidelity National Information Services, Inc.               1,600              80
First Data Corp.                                           7,888             251
Fiserv, Inc. *                                             1,800              89
Google, Inc., Class A *                                    2,100           1,071
Intuit, Inc. *                                             3,944             113
Microsoft Corp.                                           86,420           2,505
Novell, Inc. *                                             3,200              22
Oracle Corp. *                                            38,295             732
Paychex, Inc.                                              3,600             149
Symantec Corp. *                                           9,321             179
Unisys Corp. *                                             3,100              25
VeriSign, Inc. *                                           2,500              74
Western Union Co.                                          7,888             157
Yahoo!, Inc. *                                            12,600             293
                                                                     -----------
                                                                           7,227

TECHNOLOGY HARDWARE & EQUIPMENT 1.3%
--------------------------------------------------------------------------------
Agilent Technologies, Inc. *                               4,437             169
Apple, Inc. *                                              8,000           1,054
Avaya, Inc. *                                              4,132              68
Ciena Corp. *                                                457              17
Cisco Systems, Inc. *                                     61,500           1,778
Corning, Inc. *                                           13,900             331
Dell, Inc. *                                              23,740             664
EMC Corp. *                                               23,186             429
Hewlett-Packard Co.                                       28,403           1,307
International Business Machines Corp.                     15,620           1,728
Jabil Circuit, Inc.                                        1,998              45
JDS Uniphase Corp. *                                       1,573              23
Juniper Networks, Inc. *                                   4,200             126
Lexmark International, Inc.,
  Class A *                                                1,300              52
Molex, Inc.                                                1,875              53
Motorola, Inc.                                            24,131             410
NCR Corp. *                                                2,000             105
Network Appliance, Inc. *                                  3,400              96
QLogic Corp. *                                             1,738              23
QUALCOMM, Inc.                                            16,200             675
SanDisk Corp. *                                            1,800              97
Solectron Corp. *                                          7,900              30
Sun Microsystems, Inc. *                                  30,800             157
Tektronix, Inc.                                              900              30
Tellabs, Inc. *                                            4,000              45
Tyco Electronics Ltd. *                                    4,950             177
Xerox Corp. *                                              9,400             164
                                                                     -----------
                                                                           9,853

TELECOMMUNICATION SERVICES 0.6%
--------------------------------------------------------------------------------
ALLTEL Corp.                                               3,730             246
AT&T, Inc.                                                61,655           2,414
CenturyTel, Inc.                                           1,350              62
Citizens Communications Co.                                2,576              37
Embarq Corp.                                               1,428              88
Qwest Communications International, Inc. *                15,773             135
Sprint Nextel Corp.                                       28,569             587
Verizon Communications, Inc.                              27,258           1,162
Windstream Corp.                                           3,856              53
                                                                     -----------
                                                                           4,784

TRANSPORTATION 0.3%
--------------------------------------------------------------------------------
Burlington Northern Santa Fe Corp.                         3,800             312
C.H. Robinson Worldwide, Inc.                              1,700              83
CSX Corp.                                                  4,400             208
FedEx Corp.                                                2,920             323
Norfolk Southern Corp.                                     3,600             194
Ryder System, Inc.                                           400              22
Southwest Airlines Co.                                     7,480             117
Union Pacific Corp.                                        2,500             298
United Parcel Service, Inc.,
  Class B                                                 10,818             819
                                                                     -----------
                                                                           2,376

UTILITIES 0.5%
--------------------------------------------------------------------------------
Allegheny Energy, Inc. *                                   1,070              56
Ameren Corp.                                               1,800              86

SCHWAB MARKETTRACK GROWTH PORTFOLIO

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
American Electric Power Co., Inc.                          3,860             168
CenterPoint Energy, Inc.                                   2,949              49
CMS Energy Corp.                                           1,000              16
Consolidated Edison, Inc.                                  2,100              92
Constellation Energy Group                                 1,700             142
Dominion Resources, Inc.                                   3,378             285
DTE Energy Co.                                             1,700              79
Duke Energy Corp.                                         11,348             193
Dynegy, Inc., Class A *                                    3,100              28
Edison International                                       3,200             169
Entergy Corp.                                              2,100             210
Exelon Corp.                                               6,524             458
FirstEnergy Corp.                                          3,195             194
FPL Group, Inc.                                            3,800             219
Integrys Energy Group, Inc.                                  165               8
KeySpan Corp.                                              1,300              54
Nicor, Inc.                                                  500              20
NiSource, Inc.                                             2,646              50
PG&E Corp.                                                 4,000             171
Pinnacle West Capital Corp.                                  800              30
PPL Corp.                                                  3,600             170
Progress Energy, Inc.                                      2,475             108
Public Service Enterprise Group, Inc.                      2,300             198
Questar Corp.                                              1,200              62
Sempra Energy                                              2,103             111
Southern Co.                                               7,200             242
TECO Energy, Inc.                                          1,300              21
The AES Corp. *                                            6,000             118
TXU Corp.                                                  4,734             309
Xcel Energy, Inc.                                          3,850              78
                                                                     -----------
                                                                           4,194
                                                                     -----------
TOTAL COMMON STOCK
(COST $69,092)                                                           129,447
                                                                     -----------

OTHER INVESTMENT COMPANIES 83.1% OF NET ASSETS
--------------------------------------------------------------------------------
Schwab Institutional Select S&P 500 Fund (a)          16,906,200         195,943
Schwab International Index Fund, Select Shares (a)     6,686,244         157,060
Schwab Small-Cap Index Fund, Select Shares (a)         6,272,591         150,103
Schwab Total Bond Market Fund (a)                     11,982,542         116,350
Schwab Value Advantage Money Fund, Institutional
   Shares (a)                                         28,100,372          28,100
                                                                     -----------
TOTAL OTHER INVESTMENT COMPANIES
(COST $495,135)                                                          647,556
                                                                     -----------

SECURITY                                             FACE AMOUNT       VALUE
  RATE, MATURITY DATE                                ($ X 1,000)     ($ X 1,000)
SHORT-TERM INVESTMENT 0.2% OF NET ASSETS

COMMERCIAL PAPER & OTHER OBLIGATIONS 0.2%
--------------------------------------------------------------------------------
Wells Fargo, Grand Cayman
  Time Deposit
   5.06%, 08/01/07                                         1,569           1,569
                                                                     -----------
TOTAL SHORT-TERM INVESTMENTS
(COST $1,569)                                                              1,569
                                                                     -----------

END OF INVESTMENTS.

At 07/31/07, the tax basis cost of the fund's investments was $570,859 and the unrealized appreciation and depreciation were $214,747 and ($7,034), respectively, with a net unrealized appreciation of $207,713.

*     Non-income producing security.
(a)   Issuer is affiliated with the fund's adviser.

SCHWAB CAPITAL TRUST
SCHWAB MARKETTRACK BALANCED PORTFOLIO(TM)

PORTFOLIO HOLDINGS As of July 31, 2007, (Unaudited)

The following are the portfolio holdings as of the report date.
For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                        COST            VALUE
HOLDINGS BY CATEGORY                                 ($ X 1,000)     ($ X 1,000)
--------------------------------------------------------------------------------
 15.2%  COMMON STOCK                                      46,804          86,429
 82.8%  OTHER INVESTMENT COMPANIES                       384,130         469,079
  1.9%  SHORT-TERM INVESTMENTS                            10,767          10,767
--------------------------------------------------------------------------------
 99.9%  TOTAL INVESTMENTS                                441,701         566,275
  0.1%  OTHER ASSETS AND
        LIABILITIES, NET                                                     460
--------------------------------------------------------------------------------
100.0%  TOTAL NET ASSETS                                                 566,735

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
COMMON STOCK 15.2% OF NET ASSETS

AUTOMOBILES & COMPONENTS 0.1%
--------------------------------------------------------------------------------
Ford Motor Co. *                                          12,185             104
General Motors Corp.                                       3,650             118
Harley-Davidson, Inc.                                      1,700              97
Johnson Controls, Inc.                                     1,200             136
The Goodyear Tire & Rubber Co. *                           1,600              46
                                                                     -----------
                                                                             501

BANKS 0.7%
--------------------------------------------------------------------------------
BB&T Corp.                                                 3,600             135
Comerica, Inc.                                             1,100              58
Commerce Bancorp, Inc.                                     1,200              40
Compass Bancshares, Inc.                                     800              55
Countrywide Financial Corp.                                3,498              99
Fannie Mae                                                 6,300             377
Fifth Third Bancorp                                        4,058             150
First Horizon National Corp.                                 800              25
Freddie Mac                                                4,500             258
Hudson City Bancorp, Inc.                                  2,400              29
Huntington Bancshares, Inc.                                1,597              31
KeyCorp                                                    3,000             104
M&T Bank Corp.                                               500              53
Marshall & Ilsley Corp.                                    1,344              55
MGIC Investment Corp.                                        700              27
National City Corp.                                        4,100             120
PNC Financial Services Group, Inc.                         2,100             140
Regions Financial Corp.                                    5,151             155
Sovereign Bancorp, Inc.                                    1,890              36
SunTrust Banks, Inc.                                       2,300             180
Synovus Financial Corp.                                    1,900              53
U.S. Bancorp                                              11,654             349
Wachovia Corp.                                            12,596             595
Washington Mutual, Inc.                                    6,234             234
Wells Fargo & Co.                                         22,470             759
Zions Bancorp                                                600              45
                                                                     -----------
                                                                           4,162

CAPITAL GOODS 1.4%
--------------------------------------------------------------------------------
3M Co.                                                     5,000             445
American Standard Cos., Inc.                               1,100              60
Caterpillar, Inc.                                          4,300             339
Cooper Industries Ltd., Class A                            1,600              85
Cummins, Inc.                                                600              71
Danaher Corp.                                              2,000             149
Deere & Co.                                                1,500             181
Dover Corp.                                                1,400              71
Eaton Corp.                                                1,000              97
Emerson Electric Co.                                       5,600             264
Fluor Corp.                                                  500              58
General Dynamics Corp.                                     2,600             204
General Electric Co.                                      68,560           2,657
Goodrich Corp.                                               700              44
Honeywell International, Inc.                              5,700             328
Illinois Tool Works, Inc.                                  2,800             154
Ingersoll-Rand Co., Ltd., Class A                          2,200             111
ITT Corp.                                                  1,400              88
L-3 Communications Holdings, Inc.                            700              68
Lockheed Martin Corp.                                      2,400             236
Masco Corp.                                                3,000              82
Northrop Grumman Corp.                                     2,456             187
PACCAR, Inc.                                               1,575             129
Pall Corp.                                                 1,100              46
Parker Hannifin Corp.                                        700              69
Precision Castparts Corp.                                    900             123
Raytheon Co.                                               3,200             177
Rockwell Automation, Inc.                                    800              56
Rockwell Collins, Inc.                                     1,200              82
Terex Corp. *                                                500              43
Textron, Inc.                                              1,000             113
The Boeing Co.                                             5,484             567
Tyco International Ltd.                                    3,237             153
United Technologies Corp.                                  6,900             504
W.W. Grainger, Inc.                                          600              52
                                                                     -----------
                                                                           8,093

COMMERCIAL SERVICES & SUPPLIES 0.1%
--------------------------------------------------------------------------------
Allied Waste Industries, Inc. *                            2,100              27
Avery Dennison Corp.                                         700              43
Cintas Corp.                                                 402              15
Equifax, Inc.                                                900              36
Monster Worldwide, Inc. *                                    666              26
Pitney Bowes, Inc.                                         1,600              74
R.R. Donnelley & Sons Co.                                  1,800              76
Robert Half International, Inc.                            1,200              41
Waste Management, Inc.                                     3,712             141
                                                                     -----------
                                                                             479

CONSUMER DURABLES & APPAREL 0.2%
--------------------------------------------------------------------------------
Brunswick Corp.                                              600              17
Centex Corp.                                                 800              30

SCHWAB MARKETTRACK BALANCED PORTFOLIO

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
Coach, Inc. *                                              2,700             123
D.R. Horton, Inc.                                          1,790              29
Eastman Kodak Co.                                          2,000              50
Fortune Brands, Inc.                                       1,000              81
Harman International Industries, Inc.                        300              35
Hasbro, Inc.                                               1,275              36
Jones Apparel Group, Inc.                                    800              20
KB Home                                                      600              19
Leggett & Platt, Inc.                                        300               6
Lennar Corp., Class A                                        900              28
Liz Claiborne, Inc.                                          800              28
Mattel, Inc.                                               2,825              65
Newell Rubbermaid, Inc.                                    1,872              49
NIKE, Inc., Class B                                        2,600             147
Polo Ralph Lauren Corp.                                      500              45
Pulte Homes, Inc.                                            700              13
Snap-on, Inc.                                                650              34
The Black & Decker Corp.                                     600              52
The Stanley Works                                            600              33
VF Corp.                                                     800              69
Whirlpool Corp.                                              271              28
                                                                     -----------
                                                                           1,037

CONSUMER SERVICES 0.3%
--------------------------------------------------------------------------------
Apollo Group, Inc., Class A *                              1,100              65
Carnival Corp.                                             2,870             127
Darden Restaurants, Inc.                                     950              40
H&R Block, Inc.                                            1,200              24
Harrah's Entertainment, Inc.                               1,200             102
Hilton Hotels Corp.                                        2,500             111
International Game Technology                              2,100              74
Marriott International, Inc., Class A                      2,200              91
McDonald's Corp.                                           8,100             388
Starbucks Corp. *                                          4,880             130
Starwood Hotels & Resorts Worldwide, Inc.                  1,200              76
Wendy's International, Inc.                                  800              28
Wyndham Worldwide Corp. *                                  1,283              43
YUM! Brands, Inc.                                          4,120             132
                                                                     -----------
                                                                           1,431

DIVERSIFIED FINANCIALS 1.4%
--------------------------------------------------------------------------------
American Capital Strategies Ltd.                             600              23
American Express Co.                                       8,310             487
Ameriprise Financial, Inc.                                 1,842             111
Bank of America Corp.                                     30,427           1,443
Bank of New York Mellon Corp.                              7,422             316
Capital One Financial Corp.                                2,400             170
CIT Group, Inc.                                            1,300              54
Citigroup, Inc.                                           32,666           1,521
CME Group, Inc.                                              230             127
Discover Financial Services *                              3,605              83
E*TRADE Financial Corp. *                                  2,400              44
Federated Investors, Inc., Class B                           700              25
Franklin Resources, Inc.                                   1,210             154
Janus Capital Group, Inc.                                  1,400              42
JPMorgan Chase & Co.                                      23,413           1,030
Legg Mason, Inc.                                             800              72
Lehman Brothers Holdings, Inc.                             3,600             223
Merrill Lynch & Co., Inc.                                  5,900             438
Moody's Corp.                                              2,000             108
Morgan Stanley                                             7,210             461
Northern Trust Corp.                                       1,400              87
SLM Corp.                                                  2,200             108
State Street Corp.                                         2,400             161
T. Rowe Price Group, Inc.                                  2,000             104
The Bear Stearns Cos., Inc.                                  902             109
The Charles Schwab Corp. (a)                               6,883             139
The Goldman Sachs Group, Inc.                              2,779             523
                                                                     -----------
                                                                           8,163

ENERGY 1.6%
--------------------------------------------------------------------------------
Anadarko Petroleum Corp.                                   3,020             152
Apache Corp.                                               2,048             166
Baker Hughes, Inc.                                         1,750             138
BJ Services Co.                                            1,200              31
Chesapeake Energy Corp.                                    2,300              78
Chevron Corp.                                             14,127           1,204
ConocoPhillips                                            10,585             856
CONSOL Energy, Inc.                                        1,200              50
Devon Energy Corp.                                         2,600             194
El Paso Corp.                                              3,222              54
ENSCO International, Inc.                                    800              49
EOG Resources, Inc.                                        1,518             106
Exxon Mobil Corp.                                         37,910           3,227
Halliburton Co.                                            6,748             243
Hess Corp.                                                 1,800             110
Marathon Oil Corp.                                         4,436             245
Murphy Oil Corp.                                           1,100              68
Nabors Industries Ltd. *                                   2,000              58
National-Oilwell Varco, Inc. *                             1,130             136
Noble Corp.                                                  900              92
Occidental Petroleum Corp.                                 5,400             306
Peabody Energy Corp.                                       1,300              55
Rowan Cos., Inc.                                             600              25
Schlumberger Ltd.                                          7,800             739
Smith International, Inc.                                  1,300              80
Spectra Energy Corp.                                       3,756              96
Sunoco, Inc.                                                 500              33
The Williams Cos., Inc.                                    3,000              97
Transocean, Inc. *                                         1,616             174
Valero Energy Corp.                                        4,000             268
Weatherford International Ltd. *                           1,820             101
XTO Energy, Inc.                                           2,266             124
                                                                     -----------
                                                                           9,355

FOOD & STAPLES RETAILING 0.3%
--------------------------------------------------------------------------------
Costco Wholesale Corp.                                     3,000             179
CVS/Caremark Corp.                                        10,189             358
Safeway, Inc.                                              2,800              89
Supervalu, Inc.                                              786              33
Sysco Corp.                                                3,500             111
The Kroger Co.                                             5,300             138
Wal-Mart Stores, Inc.                                     16,640             765
Walgreen Co.                                               6,600             292
Whole Foods Market, Inc.                                     800              30
                                                                     -----------
                                                                           1,995

SCHWAB MARKETTRACK BALANCED PORTFOLIO

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
FOOD, BEVERAGE & TOBACCO 0.7%
--------------------------------------------------------------------------------
Altria Group, Inc.                                        13,640             907
Anheuser-Busch Cos., Inc.                                  5,200             254
Archer-Daniels-Midland Co.                                 3,746             126
Brown-Forman Corp., Class B                                  204              13
Campbell Soup Co.                                          1,200              44
Coca-Cola Enterprises, Inc.                                1,800              41
ConAgra Foods, Inc.                                        3,800              96
Constellation Brands, Inc., Class A *                      1,290              28
Dean Foods Co.                                               800              23
General Mills, Inc.                                        2,392             133
H.J. Heinz Co.                                             2,300             101
Kellogg Co.                                                1,700              88
Kraft Foods, Inc., Class A                                 9,439             309
McCormick & Co., Inc.                                        900              31
Molson Coors Brewing Co., Class B                            200              18
PepsiCo, Inc.                                             11,070             726
Reynolds American, Inc.                                    1,228              75
Sara Lee Corp.                                             5,100              81
The Coca-Cola Co.                                         13,810             720
The Hershey Co.                                              700              32
The Pepsi Bottling Group, Inc.                               926              31
Tyson Foods, Inc., Class A                                 1,700              36
UST, Inc.                                                  1,100              59
Wm. Wrigley Jr. Co.                                        1,000              58
                                                                     -----------
                                                                           4,030

HEALTH CARE EQUIPMENT & SERVICES 0.6%
--------------------------------------------------------------------------------
Aetna, Inc.                                                4,136             199
AmerisourceBergen Corp.                                    1,400              66
Bausch & Lomb, Inc.                                          400              26
Baxter International, Inc.                                 4,600             242
Becton, Dickinson & Co.                                    1,800             137
Boston Scientific Corp. *                                  7,307              96
C.R. Bard, Inc.                                              600              47
Cardinal Health, Inc.                                      2,775             182
CIGNA Corp.                                                3,000             155
Coventry Health Care, Inc. *                               1,250              70
Covidien Ltd. *                                            3,237             133
Express Scripts, Inc. *                                    2,000             100
Hospira, Inc. *                                            1,020              39
Humana, Inc. *                                             1,300              83
IMS Health, Inc.                                           1,500              42
Laboratory Corp. of America Holdings *                       900              67
Manor Care, Inc.                                             100               6
McKesson Corp.                                             2,173             126
Medco Health Solutions, Inc. *                             1,784             145
Medtronic, Inc.                                            7,800             395
Patterson Cos., Inc. *                                       900              32
Quest Diagnostics, Inc.                                      670              37
St. Jude Medical, Inc. *                                   2,120              91
Stryker Corp.                                              1,946             122
Tenet Healthcare Corp. *                                   3,150              16
UnitedHealth Group, Inc.                                   9,100             441
Varian Medical Systems, Inc. *                               700              29
WellPoint, Inc. *                                          4,252             319
Zimmer Holdings, Inc. *                                    1,500             117
                                                                     -----------
                                                                           3,560

HOUSEHOLD & PERSONAL PRODUCTS 0.3%
--------------------------------------------------------------------------------
Avon Products, Inc.                                        3,000             108
Colgate-Palmolive Co.                                      3,600             238
Kimberly-Clark Corp.                                       3,380             227
The Clorox Co.                                             1,300              79
The Estee Lauder Cos., Inc., Class A                         700              31
The Procter & Gamble Co.                                  21,032           1,301
                                                                     -----------
                                                                           1,984

INSURANCE 0.7%
--------------------------------------------------------------------------------
ACE Ltd.                                                   1,700              98
AFLAC, Inc.                                                3,300             172
Ambac Financial Group, Inc.                                  884              59
American International Group, Inc.                        17,342           1,113
AON Corp.                                                  2,025              81
Assurant, Inc.                                               700              36
Cincinnati Financial Corp.                                   623              25
Genworth Financial, Inc., Class A                          3,300             101
Lincoln National Corp.                                     2,243             135
Loews Corp.                                                3,300             157
Marsh & McLennan Cos., Inc.                                3,600              99
MBIA, Inc.                                                   550              31
MetLife, Inc.                                              5,286             318
Principal Financial Group, Inc.                            2,329             131
Prudential Financial, Inc.                                 3,500             310
SAFECO Corp.                                                 800              47
The Allstate Corp.                                         4,700             250
The Chubb Corp.                                            3,000             151
The Hartford Financial Services Group, Inc.                2,300             211
The Progressive Corp.                                      6,000             126
The Travelers Cos., Inc.                                   4,841             246
Torchmark Corp.                                              800              49
Unum Group                                                 2,757              67
XL Capital Ltd., Class A                                     800              62
                                                                     -----------
                                                                           4,075

MATERIALS 0.5%
--------------------------------------------------------------------------------
Air Products & Chemicals, Inc.                             1,500             130
Alcoa, Inc.                                                5,648             216
Allegheny Technologies, Inc.                                 492              52
Ashland, Inc.                                                500              31
Ball Corp.                                                   800              41
Bemis Co., Inc.                                              600              18
E.I. du Pont de Nemours & Co.                              6,484             303
Eastman Chemical Co.                                         600              41
Ecolab, Inc.                                               1,200              51
Freeport-McMoRan Copper & Gold, Inc.                       1,823             171
Hercules, Inc. *                                           1,300              27
International Flavors & Fragrances, Inc.                     500              25
International Paper Co.                                    3,166             117
MeadWestvaco Corp.                                           579              19

SCHWAB MARKETTRACK BALANCED PORTFOLIO

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
Monsanto Co.                                               3,854             248
Newmont Mining Corp.                                       2,754             115
Nucor Corp.                                                2,400             120
Pactiv Corp. *                                             1,000              32
PPG Industries, Inc.                                       1,200              92
Praxair, Inc.                                              2,000             153
Rohm & Haas Co.                                            1,421              80
Sealed Air Corp.                                           1,242              34
Sigma-Aldrich Corp.                                        1,000              45
Temple-Inland, Inc.                                          800              46
The Dow Chemical Co.                                       6,049             263
United States Steel Corp.                                    700              69
Vulcan Materials Co.                                         400              38
Weyerhaeuser Co.                                           1,400             100
                                                                     -----------
                                                                           2,677

MEDIA 0.5%
--------------------------------------------------------------------------------
CBS Corp., Class B                                         5,309             168
Clear Channel Communications, Inc.                         4,080             151
Comcast Corp., Class A *                                  20,691             544
Dow Jones & Co., Inc.                                        600              34
Gannett Co., Inc.                                          1,700              85
Meredith Corp.                                               300              17
News Corp., Class A                                       16,300             344
Omnicom Group, Inc.                                        2,400             124
The DIRECTV Group, Inc. *                                  3,600              81
The E.W. Scripps Co., Class A                                600              25
The Interpublic Group of Cos., Inc. *                      2,500              26
The McGraw-Hill Cos., Inc.                                 2,400             145
The New York Times Co., Class A                              100               2
The Walt Disney Co.                                       14,117             466
Time Warner, Inc.                                         26,470             510
Tribune Co.                                                  254               7
Viacom, Inc., Class B *                                    4,609             177
                                                                     -----------
                                                                           2,906

PHARMACEUTICALS & BIOTECHNOLOGY 1.2%
--------------------------------------------------------------------------------
Abbott Laboratories                                       10,200             517
Allergan, Inc.                                             1,800             105
Amgen, Inc. *                                              7,840             421
Applied Biosystems Group - Applera Corp.                   1,400              44
Barr Pharmaceuticals, Inc. *                                 600              31
Biogen Idec, Inc. *                                        2,550             144
Bristol-Myers Squibb Co.                                  12,800             364
Celgene Corp. *                                            1,800             109
Eli Lilly and Co.                                          6,500             352
Forest Laboratories, Inc. *                                2,400              96
Genzyme Corp. *                                            1,700             107
Gilead Sciences, Inc. *                                    5,960             222
Johnson & Johnson                                         19,872           1,202
King Pharmaceuticals, Inc. *                               1,388              24
Merck & Co., Inc.                                         14,500             720
Millipore Corp. *                                            200              16
Mylan Laboratories, Inc.                                   1,700              27
PerkinElmer, Inc.                                            600              17
Pfizer, Inc.                                              49,386           1,161
Schering-Plough Corp.                                     10,300             294
Thermo Fisher Scientific, Inc. *                           2,340             122
Waters Corp. *                                               900              52
Watson Pharmaceuticals, Inc. *                             1,100              33
Wyeth                                                      8,800             427
                                                                     -----------
                                                                           6,607

REAL ESTATE 0.2%
--------------------------------------------------------------------------------
Apartment Investment & Management Co., Class A               600              25
Archstone-Smith Trust                                      1,300              75
AvalonBay Communities, Inc.                                  400              43
Boston Properties, Inc.                                      500              47
CB Richard Ellis Group, Inc., Class A *                      900              31
Developers Diversified Realty Corp.                          800              38
Equity Residential                                         1,700              68
General Growth Properties, Inc.                            1,600              77
Host Hotels & Resorts, Inc.                                3,400              72
Kimco Realty Corp.                                         1,001              37
Plum Creek Timber Co., Inc.                                1,200              47
ProLogis                                                   1,200              68
Public Storage                                               600              42
Simon Property Group, Inc.                                 1,450             126
Vornado Realty Trust                                         800              86
                                                                     -----------
                                                                             882

RETAILING 0.5%
--------------------------------------------------------------------------------
Abercrombie & Fitch Co., Class A                             500              35
Amazon.com, Inc. *                                         2,000             157
AutoNation, Inc. *                                           100               2
AutoZone, Inc. *                                             500              63
Bed Bath & Beyond, Inc. *                                  1,800              62
Best Buy Co., Inc.                                         2,250             100
Big Lots, Inc. *                                           1,200              31
Circuit City Stores, Inc.                                  1,400              17
Dillard's, Inc., Class A                                     700              21
eBay, Inc. *                                               7,416             240
Family Dollar Stores, Inc.                                 1,100              33
Genuine Parts Co.                                            650              31
IAC/InterActiveCorp *                                      1,100              32
J.C. Penney Co., Inc.                                      1,700             116
Kohl's Corp. *                                             2,200             134
Limited Brands, Inc.                                       1,591              38
Lowe's Cos., Inc.                                         10,000             280
Macy's, Inc.                                               3,508             126
Nordstrom, Inc.                                            1,800              86
Office Depot, Inc. *                                       1,800              45
OfficeMax, Inc.                                              600              20
RadioShack Corp.                                             900              23
Sears Holdings Corp. *                                       673              92
Staples, Inc.                                              4,575             105
Target Corp.                                               5,800             351
The Gap, Inc.                                              3,862              66
The Home Depot, Inc.                                      13,600             505
The Sherwin-Williams Co.                                   1,100              77
The TJX Cos., Inc.                                         3,600             100
Tiffany & Co.                                                350              17
                                                                     -----------
                                                                           3,005

SCHWAB MARKETTRACK BALANCED PORTFOLIO

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.4%
--------------------------------------------------------------------------------
Advanced Micro Devices, Inc. *                             2,040              28
Altera Corp.                                               2,546              59
Analog Devices, Inc.                                       2,300              82
Applied Materials, Inc.                                   10,900             240
Broadcom Corp., Class A *                                  3,000              98
Intel Corp.                                               38,360             906
KLA-Tencor Corp.                                           1,600              91
Linear Technology Corp.                                    1,300              46
LSI Corp. *                                                2,000              14
Maxim Integrated Products, Inc.                            2,100              67
MEMC Electronic Materials, Inc. *                          1,500              92
Micron Technology, Inc. *                                  3,600              43
National Semiconductor Corp.                               2,200              57
Novellus Systems, Inc. *                                     900              26
NVIDIA Corp. *                                             2,700             124
Teradyne, Inc. *                                           1,100              17
Texas Instruments, Inc.                                    9,800             345
Xilinx, Inc.                                               2,100              52
                                                                     -----------
                                                                           2,387

SOFTWARE & SERVICES 0.9%
--------------------------------------------------------------------------------
Adobe Systems, Inc. *                                      3,900             157
Affiliated Computer Services, Inc., Class A *                465              25
Akamai Technologies, Inc. *                                1,000              34
Autodesk, Inc. *                                           1,600              68
Automatic Data Processing, Inc.                            3,900             181
BMC Software, Inc. *                                       1,600              46
CA, Inc.                                                   3,825              96
Citrix Systems, Inc. *                                     1,200              43
Cognizant Technology Solutions Corp., Class A *              900              73
Computer Sciences Corp. *                                  1,090              61
Compuware Corp. *                                          2,400              22
Convergys Corp. *                                          1,369              26
Electronic Arts, Inc. *                                    2,292             111
Electronic Data Systems Corp.                              3,800             103
Fidelity National Information Services, Inc.               1,000              50
First Data Corp.                                           5,004             159
Fiserv, Inc. *                                             1,200              59
Google, Inc., Class A *                                    1,400             714
Intuit, Inc. *                                             2,654              76
Microsoft Corp.                                           58,390           1,693
Novell, Inc. *                                             2,200              15
Oracle Corp. *                                            25,721             492
Paychex, Inc.                                              2,475             102
Symantec Corp. *                                           5,018              96
Unisys Corp. *                                             2,100              17
VeriSign, Inc. *                                           1,600              48
Western Union Co.                                          5,704             114
Yahoo!, Inc. *                                             7,500             174
                                                                     -----------
                                                                           4,855

TECHNOLOGY HARDWARE & EQUIPMENT 1.2%
--------------------------------------------------------------------------------
Agilent Technologies, Inc. *                               2,917             111
Apple, Inc. *                                              5,430             715
Avaya, Inc. *                                              3,875              64
Ciena Corp. *                                                300              11
Cisco Systems, Inc. *                                     42,100           1,217
Corning, Inc. *                                            9,550             228
Dell, Inc. *                                              16,500             462
EMC Corp. *                                               15,562             288
Hewlett-Packard Co.                                       18,324             843
International Business Machines Corp.                     10,200           1,129
Jabil Circuit, Inc.                                          441              10
JDS Uniphase Corp. *                                       1,058              15
Juniper Networks, Inc. *                                   3,000              90
Lexmark International, Inc.,  Class A *                      800              32
Molex, Inc.                                                  250               7
Motorola, Inc.                                            16,150             274
NCR Corp. *                                                1,200              63
Network Appliance, Inc. *                                  2,800              79
QLogic Corp. *                                             1,170              16
QUALCOMM, Inc.                                            10,760             448
SanDisk Corp. *                                            1,200              64
Solectron Corp. *                                          5,300              20
Sun Microsystems, Inc. *                                  25,100             128
Tektronix, Inc.                                              500              16
Tellabs, Inc. *                                            2,700              31
Tyco Electronics Ltd. *                                    3,237             116
Xerox Corp. *                                              7,000             122
                                                                     -----------
                                                                           6,599

TELECOMMUNICATION SERVICES 0.6%
--------------------------------------------------------------------------------
ALLTEL Corp.                                               2,510             166
AT&T, Inc.                                                41,406           1,621
CenturyTel, Inc.                                             900              41
Citizens Communications Co.                                1,732              25
Embarq Corp.                                                 943              58
Qwest Communications International, Inc. *                11,922             102
Sprint Nextel Corp.                                       18,876             388
Verizon Communications, Inc.                              19,036             811
Windstream Corp.                                           2,595              36
                                                                     -----------
                                                                           3,248

TRANSPORTATION 0.3%
--------------------------------------------------------------------------------
Burlington Northern Santa Fe Corp.                         2,500             205
C.H. Robinson Worldwide, Inc.                              1,500              73
CSX Corp.                                                  3,000             142
FedEx Corp.                                                2,160             239
Norfolk Southern Corp.                                     2,500             135
Ryder System, Inc.                                           400              22
Southwest Airlines Co.                                     5,137              80
Union Pacific Corp.                                        1,700             203
United Parcel Service, Inc., Class B                       6,785             514
                                                                     -----------
                                                                           1,613

UTILITIES 0.5%
--------------------------------------------------------------------------------
Allegheny Energy, Inc. *                                     720              38
Ameren Corp.                                               1,200              58

SCHWAB MARKETTRACK BALANCED PORTFOLIO

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
American Electric Power Co., Inc.                          2,880             125
CenterPoint Energy, Inc.                                   1,924              32
CMS Energy Corp.                                             700              11
Consolidated Edison, Inc.                                  1,500              66
Constellation Energy Group                                 1,000              84
Dominion Resources, Inc.                                   2,167             183
DTE Energy Co.                                             1,000              46
Duke Energy Corp.                                          7,512             128
Dynegy, Inc., Class A *                                    2,100              19
Edison International                                       2,200             116
Entergy Corp.                                              1,500             150
Exelon Corp.                                               4,324             303
FirstEnergy Corp.                                          2,030             123
FPL Group, Inc.                                            2,600             150
Integrys Energy Group, Inc.                                  165               8
KeySpan Corp.                                                900              37
Nicor, Inc.                                                  300              12
NiSource, Inc.                                             1,651              31
PG&E Corp.                                                 2,700             116
Pinnacle West Capital Corp.                                  600              23
PPL Corp.                                                  2,000              94
Progress Energy, Inc.                                      1,593              70
Public Service Enterprise Group, Inc.                      1,500             129
Questar Corp.                                                800              41
Sempra Energy                                              1,360              72
Southern Co.                                               4,500             151
TECO Energy, Inc.                                            900              15
The AES Corp. *                                            4,900              96
TXU Corp.                                                  3,164             206
Xcel Energy, Inc.                                          2,585              52
                                                                     -----------
                                                                           2,785
                                                                     -----------
TOTAL COMMON STOCK
(COST $46,804)                                                            86,429
                                                                     -----------

OTHER INVESTMENT COMPANIES 82.8% OF NET ASSETS

Schwab Institutional Select S&P 500 Fund (a)           7,979,027          92,477
Schwab International Index Fund, Select Shares
   (a)                                                 3,598,026          84,518
Schwab Small-Cap Index Fund, Select Shares (a)         3,400,739          81,380
Schwab Total Bond Market Fund (a)                     20,450,317         198,573
Schwab Value Advantage Money Fund, Institutional
   Shares (a)                                         12,131,348          12,131
                                                                     -----------
TOTAL OTHER INVESTMENT COMPANIES
(COST $384,130)                                                          469,079
                                                                     -----------


SECURITY                                             FACE AMOUNT        VALUE
  RATE, MATURITY DATE                                ($ X 1,000)     ($ X 1,000)
SHORT-TERM INVESTMENTS 1.9% OF NET ASSETS

COMMERCIAL PAPER & OTHER OBLIGATIONS 1.9%
--------------------------------------------------------------------------------
Citibank, NAS
   Time Deposit
   5.06%, 08/01/07                                         8,774           8,774
JP Morgan, Grand Cayman
   Time Deposit
   5.06%, 08/01/07                                         1,993           1,993
                                                                     -----------
                                                                          10,767
                                                                     -----------
TOTAL SHORT-TERM INVESTMENTS
(COST $10,767)                                                            10,767
                                                                     -----------

END OF INVESTMENTS.

At 07/31/07 the tax basis cost of the fund's investments was $444,693, and the unrealized appreciation and depreciation were $126,490 and ($4,908), respectively, with net unrealized appreciation of $121,582.

*     Non-income producing security.
(a)   Issuer is affiliated with the fund's adviser.

SCHWAB CAPITAL TRUST
SCHWAB MARKETTRACK CONSERVATIVE PORTFOLIO(TM)

PORTFOLIO HOLDINGS As of July 31, 2007, (Unaudited)

The following are the portfolio holdings as of the report date.
For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                         COST           VALUE
HOLDINGS BY CATEGORY                                 ($ X 1,000)     ($ X 1,000)
--------------------------------------------------------------------------------
  6.0%  COMMON STOCK                                      12,099          20,332
 92.3%  OTHER INVESTMENT COMPANIES                       270,005         311,343
  1.7%  SHORT-TERM INVESTMENT                              5,686           5,686
--------------------------------------------------------------------------------
100.0%  TOTAL INVESTMENTS                                287,790         337,361
  0.0%  OTHER ASSETS AND
        LIABILITIES, NET                                                      72
--------------------------------------------------------------------------------
100.0%  TOTAL NET ASSETS                                                 337,433

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
COMMON STOCK 6.0% OF NET ASSETS

AUTOMOBILES & COMPONENTS 0.0%
--------------------------------------------------------------------------------
Ford Motor Co. *                                           2,921              25
General Motors Corp.                                         825              27
Harley-Davidson, Inc.                                        500              29
Johnson Controls, Inc.                                       300              34
The Goodyear Tire & Rubber
  Co. *                                                      300               8
                                                                     -----------
                                                                             123
BANKS 0.3%
--------------------------------------------------------------------------------
BB&T Corp.                                                   850              32
Comerica, Inc.                                               300              16
Commerce Bancorp, Inc.                                       200               7
Compass Bancshares, Inc.                                     190              13
Countrywide Financial Corp.                                  798              23
Fannie Mae                                                 1,475              88
Fifth Third Bancorp                                          867              32
First Horizon National Corp.                                 200               6
Freddie Mac                                                1,000              57
Hudson City Bancorp, Inc.                                    500               6
Huntington Bancshares, Inc.                                  423               8
KeyCorp                                                      700              24
M&T Bank Corp.                                               199              21
Marshall & Ilsley Corp.                                      322              13
MGIC Investment Corp.                                        150               6
National City Corp.                                          950              28
PNC Financial Services Group, Inc.                           400              27
Regions Financial Corp.                                    1,148              35
Sovereign Bancorp, Inc.                                      420               8
SunTrust Banks, Inc.                                         500              39
Synovus Financial Corp.                                      400              11
U.S. Bancorp                                               2,922              88
Wachovia Corp.                                             2,970             140
Washington Mutual, Inc.                                    1,491              56
Wells Fargo & Co.                                          5,120             173
Zions Bancorp                                                100               7
                                                                     -----------
                                                                             964
CAPITAL GOODS 0.6%
--------------------------------------------------------------------------------
3M Co.                                                     1,200             107
American Standard Cos., Inc.                                 300              16
Caterpillar, Inc.                                          1,100              87
Cooper Industries Ltd., Class A                              300              16
Cummins, Inc.                                                200              24
Danaher Corp.                                                500              37
Deere & Co.                                                  400              48
Dover Corp.                                                  300              15
Eaton Corp.                                                  200              19
Emerson Electric Co.                                       1,300              61
Fluor Corp.                                                  100              12
General Dynamics Corp.                                       600              47
General Electric Co.                                      16,190             627
Goodrich Corp.                                               200              13
Honeywell International, Inc.                              1,275              73
Illinois Tool Works, Inc.                                    700              38
Ingersoll-Rand Co., Ltd., Class A                            500              25
ITT Corp.                                                    300              19
L-3 Communications Holdings, Inc.                            200              19
Lockheed Martin Corp.                                        700              69
Masco Corp.                                                  700              19
Northrop Grumman Corp.                                       514              39
PACCAR, Inc.                                                 450              37
Pall Corp.                                                   200               8
Parker Hannifin Corp.                                        150              15
Precision Castparts Corp.                                    200              27
Raytheon Co.                                                 600              33
Rockwell Automation, Inc.                                    300              21
Rockwell Collins, Inc.                                       300              21
Terex Corp. *                                                100               9
Textron, Inc.                                                200              23
The Boeing Co.                                             1,246             129
Tyco International Ltd.                                      753              36
United Technologies Corp.                                  1,600             117
W.W. Grainger, Inc.                                          100               9
                                                                     -----------
                                                                           1,915
COMMERCIAL SERVICES & SUPPLIES 0.0%
--------------------------------------------------------------------------------
Allied Waste Industries, Inc. *                              500               6
Avery Dennison Corp.                                         200              12
Cintas Corp.                                                 260              10
Equifax, Inc.                                                200               8
Monster Worldwide, Inc. *                                    191               7
Pitney Bowes, Inc.                                           400              18
R.R. Donnelley & Sons Co.                                    300              13
Robert Half International, Inc.                              300              10
Waste Management, Inc.                                       907              35
                                                                     -----------
                                                                             119
CONSUMER DURABLES & APPAREL 0.1%
--------------------------------------------------------------------------------
Brunswick Corp.                                              100               3
Centex Corp.                                                 200               7

SCHWAB MARKETTRACK CONSERVATIVE PORTFOLIO

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
Coach, Inc. *                                                600              27
D.R. Horton, Inc.                                            420               7
Eastman Kodak Co.                                            500              13
Fortune Brands, Inc.                                         200              16
Harman International Industries, Inc.                        100              12
Hasbro, Inc.                                                 325               9
Jones Apparel Group, Inc.                                    200               5
KB Home                                                      200               6
Leggett & Platt, Inc.                                        300               6
Lennar Corp., Class A                                        200               6
Liz Claiborne, Inc.                                          200               7
Mattel, Inc.                                                 650              15
Newell Rubbermaid, Inc.                                      436              12
NIKE, Inc., Class B                                          600              34
Polo Ralph Lauren Corp.                                      100               9
Pulte Homes, Inc.                                            400               8
Snap-on, Inc.                                                100               5
The Black & Decker Corp.                                     100               9
The Stanley Works                                            100               6
VF Corp.                                                     200              17
Whirlpool Corp.                                              111              11
                                                                     -----------
                                                                             250
CONSUMER SERVICES 0.1%
--------------------------------------------------------------------------------
Apollo Group, Inc., Class A *                                250              15
Carnival Corp.                                               820              36
Darden Restaurants, Inc.                                     300              13
H&R Block, Inc.                                              600              12
Harrah's Entertainment, Inc.                                 200              17
Hilton Hotels Corp.                                          600              26
International Game Technology                                556              19
Marriott International, Inc.,
  Class A                                                    600              25
McDonald's Corp.                                           2,000              96
Starbucks Corp. *                                          1,120              30
Starwood Hotels & Resorts Worldwide, Inc.                    300              19
Wendy's International, Inc.                                  200               7
Wyndham Worldwide Corp. *                                    291              10
YUM! Brands, Inc.                                            960              31
                                                                     -----------
                                                                             356
DIVERSIFIED FINANCIALS 0.6%
--------------------------------------------------------------------------------
American Capital Strategies Ltd.                             150               6
American Express Co.                                       1,820             107
Ameriprise Financial, Inc.                                   364              22
Bank of America Corp.                                      7,142             339
Bank of New York Mellon Corp.                              1,832              78
Capital One Financial Corp.                                  450              32
CIT Group, Inc.                                              300              12
Citigroup, Inc.                                            7,782             362
CME Group, Inc.                                               54              30
Discover Financial Services *                                815              19
E*TRADE Financial Corp. *                                    600              11
Federated Investors, Inc., Class B                           200               7
Franklin Resources, Inc.                                     200              25
Janus Capital Group, Inc.                                    400              12
JPMorgan Chase & Co.                                       5,352             236
Legg Mason, Inc.                                             190              17
Lehman Brothers Holdings, Inc.                               800              50
Merrill Lynch & Co., Inc.                                  1,500             111
Moody's Corp.                                                400              21
Morgan Stanley                                             1,630             104
Northern Trust Corp.                                         300              19
SLM Corp.                                                    650              32
State Street Corp.                                           500              33
T. Rowe Price Group, Inc.                                    400              21
The Bear Stearns Cos., Inc.                                  145              18
The Charles Schwab Corp. (a)                               2,125              43
The Goldman Sachs Group, Inc.                                628             118
                                                                     -----------
                                                                           1,885
ENERGY 0.7%
--------------------------------------------------------------------------------
Anadarko Petroleum Corp.                                     734              37
Apache Corp.                                                 462              37
Baker Hughes, Inc.                                           470              37
BJ Services Co.                                              400              11
Chesapeake Energy Corp.                                      500              17
Chevron Corp.                                              3,520             300
ConocoPhillips                                             2,596             210
CONSOL Energy, Inc.                                          300              13
Devon Energy Corp.                                           700              52
El Paso Corp.                                                769              13
ENSCO International, Inc.                                    200              12
EOG Resources, Inc.                                          360              25
Exxon Mobil Corp.                                          8,918             759
Halliburton Co.                                            1,428              52
Hess Corp.                                                   300              18
Marathon Oil Corp.                                         1,046              58
Murphy Oil Corp.                                             300              19
Nabors Industries Ltd. *                                     400              12
National-Oilwell Varco, Inc. *                               270              32
Noble Corp.                                                  200              20
Occidental Petroleum Corp.                                 1,200              68
Peabody Energy Corp.                                         400              17
Rowan Cos., Inc.                                             100               4
Schlumberger Ltd.                                          1,800             171
Smith International, Inc.                                    300              18
Spectra Energy Corp.                                         938              24
Sunoco, Inc.                                                 200              13
The Williams Cos., Inc.                                      700              23
Transocean, Inc. *                                           474              51
Valero Energy Corp.                                        1,000              67
Weatherford International Ltd. *                             440              24
XTO Energy, Inc.                                             533              29
                                                                     -----------
                                                                           2,243
FOOD & STAPLES RETAILING 0.1%
--------------------------------------------------------------------------------
Costco Wholesale Corp.                                       700              42
CVS/Caremark Corp.                                         2,170              76
Safeway, Inc.                                                650              21
Supervalu, Inc.                                              318              13
Sysco Corp.                                                1,000              32
The Kroger Co.                                             1,200              31
Wal-Mart Stores, Inc.                                      3,900             179
Walgreen Co.                                               1,600              71
Whole Foods Market, Inc.                                     100               4
                                                                     -----------
                                                                             469

SCHWAB MARKETTRACK CONSERVATIVE PORTFOLIO

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
FOOD, BEVERAGE & TOBACCO 0.3%
--------------------------------------------------------------------------------
Altria Group, Inc.                                         3,220             214
Anheuser-Busch Cos., Inc.                                  1,200              59
Archer-Daniels-Midland Co.                                 1,014              34
Brown-Forman Corp., Class B                                  150              10
Campbell Soup Co.                                            300              11
Coca-Cola Enterprises, Inc.                                  700              16
ConAgra Foods, Inc.                                          800              20
Constellation Brands, Inc.,
  Class A *                                                  300               7
Dean Foods Co.                                               200               6
General Mills, Inc.                                          582              32
H.J. Heinz Co.                                               600              26
Kellogg Co.                                                  400              21
Kraft Foods, Inc., Class A                                 2,228              73
McCormick & Co., Inc.                                        200               7
Molson Coors Brewing Co.,
  Class B                                                     50               4
PepsiCo, Inc.                                              2,560             168
Reynolds American, Inc.                                      274              17
Sara Lee Corp.                                             1,200              19
The Coca-Cola Co.                                          3,220             168
The Hershey Co.                                              400              18
The Pepsi Bottling Group, Inc.                               350              12
Tyson Foods, Inc., Class A                                   400               8
UST, Inc.                                                    300              16
Wm. Wrigley Jr. Co.                                          375              22
                                                                     -----------
                                                                             988
HEALTH CARE EQUIPMENT & SERVICES 0.2%
--------------------------------------------------------------------------------
Aetna, Inc.                                                  888              43
AmerisourceBergen Corp.                                      400              19
Bausch & Lomb, Inc.                                          100               6
Baxter International, Inc.                                   900              47
Becton, Dickinson & Co.                                      400              30
Boston Scientific Corp. *                                  2,107              28
C.R. Bard, Inc.                                              200              16
Cardinal Health, Inc.                                        650              43
CIGNA Corp.                                                  600              31
Coventry Health Care, Inc. *                                 300              17
Covidien Ltd. *                                              753              31
Express Scripts, Inc. *                                      400              20
Hospira, Inc. *                                              240               9
Humana, Inc. *                                               200              13
IMS Health, Inc.                                             350              10
Laboratory Corp. of America Holdings *                       200              15
Manor Care, Inc.                                             100               6
McKesson Corp.                                               422              24
Medco Health Solutions, Inc. *                               422              34
Medtronic, Inc.                                            1,800              91
Patterson Cos., Inc. *                                       200               7
Quest Diagnostics, Inc.                                      278              15
St. Jude Medical, Inc. *                                     500              22
Stryker Corp.                                                602              38
Tenet Healthcare Corp. *                                     750               4
UnitedHealth Group, Inc.                                   2,000              97
Varian Medical Systems, Inc. *                               200               8
WellPoint, Inc. *                                            900              68
Zimmer Holdings, Inc. *                                      350              27
                                                                     -----------
                                                                             819
HOUSEHOLD & PERSONAL PRODUCTS 0.1%
--------------------------------------------------------------------------------
Avon Products, Inc.                                          700              25
Colgate-Palmolive Co.                                        800              53
Kimberly-Clark Corp.                                         756              51
The Clorox Co.                                               300              18
The Estee Lauder Cos., Inc., Class A                         100               5
The Procter & Gamble Co.                                   5,062             313
                                                                     -----------
                                                                             465
INSURANCE 0.3%
--------------------------------------------------------------------------------
ACE Ltd.                                                     400              23
AFLAC, Inc.                                                  800              42
Ambac Financial Group, Inc.                                  162              11
American International Group, Inc.                         3,979             255
AON Corp.                                                    475              19
Assurant, Inc.                                               200              10
Cincinnati Financial Corp.                                   330              13
Genworth Financial, Inc., Class A                            300               9
Lincoln National Corp.                                       501              30
Loews Corp.                                                  900              43
Marsh & McLennan Cos., Inc.                                  800              22
MBIA, Inc.                                                   200              11
MetLife, Inc.                                              1,178              71
Principal Financial Group, Inc.                              550              31
Prudential Financial, Inc.                                   800              71
SAFECO Corp.                                                 200              12
The Allstate Corp.                                         1,100              59
The Chubb Corp.                                              600              30
The Hartford Financial Services Group, Inc.                  425              39
The Progressive Corp.                                      1,400              29
The Travelers Cos., Inc.                                   1,006              51
Torchmark Corp.                                              200              12
Unum Group                                                   346               8
XL Capital Ltd., Class A                                     200              16
                                                                     -----------
                                                                             917
MATERIALS 0.2%
--------------------------------------------------------------------------------
Air Products & Chemicals, Inc.                               300              26
Alcoa, Inc.                                                1,312              50
Allegheny Technologies, Inc.                                 146              15
Ashland, Inc.                                                100               6
Ball Corp.                                                   200              10
Bemis Co., Inc.                                              200               6
E.I. du Pont de Nemours & Co.                              1,525              71
Eastman Chemical Co.                                         100               7
Ecolab, Inc.                                                 400              17
Freeport-McMoRan Copper & Gold, Inc.                         480              45
Hercules, Inc. *                                             200               4
International Flavors & Fragrances, Inc.                     200              10
International Paper Co.                                      739              27
MeadWestvaco Corp.                                           294              10

SCHWAB MARKETTRACK CONSERVATIVE PORTFOLIO

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
Monsanto Co.                                                 664              43
Newmont Mining Corp.                                         643              27
Nucor Corp.                                                  400              20
Pactiv Corp. *                                               300              10
PPG Industries, Inc.                                         250              19
Praxair, Inc.                                                500              38
Rohm & Haas Co.                                              273              15
Sealed Air Corp.                                             306               8
Sigma-Aldrich Corp.                                          200               9
Temple-Inland, Inc.                                          200              12
The Dow Chemical Co.                                       1,372              60
United States Steel Corp.                                    100              10
Vulcan Materials Co.                                         200              19
Weyerhaeuser Co.                                             350              25
                                                                     -----------
                                                                             619
MEDIA 0.2%
--------------------------------------------------------------------------------
CBS Corp., Class B                                         1,330              42
Clear Channel Communications, Inc.                           967              36
Comcast Corp., Class A *                                   4,894             128
Dow Jones & Co., Inc.                                        100               6
Gannett Co., Inc.                                            400              20
Meredith Corp.                                               100               6
News Corp., Class A                                        3,880              82
Omnicom Group, Inc.                                          600              31
The DIRECTV Group, Inc. *                                  1,200              27
The E.W. Scripps Co., Class A                                100               4
The Interpublic Group of Cos.,
  Inc. *                                                     600               6
The McGraw-Hill Cos., Inc.                                   600              36
The New York Times Co., Class A                              200               5
The Walt Disney Co.                                        3,077             101
Time Warner, Inc.                                          6,380             123
Tribune Co.                                                  211               6
Viacom, Inc., Class B *                                    1,330              51
                                                                     -----------
                                                                             710
PHARMACEUTICALS & BIOTECHNOLOGY 0.4%
--------------------------------------------------------------------------------
Abbott Laboratories                                        2,400             122
Allergan, Inc.                                               400              23
Amgen, Inc. *                                              1,952             105
Applied Biosystems Group - Applera Corp.                     300               9
Barr Pharmaceuticals, Inc. *                                 200              10
Biogen Idec, Inc. *                                          480              27
Bristol-Myers Squibb Co.                                   3,000              85
Celgene Corp. *                                              300              18
Eli Lilly and Co.                                          1,725              93
Forest Laboratories, Inc. *                                  550              22
Genzyme Corp. *                                              325              21
Gilead Sciences, Inc. *                                    1,300              48
Johnson & Johnson                                          4,622             280
King Pharmaceuticals, Inc. *                                 366               6
Merck & Co., Inc.                                          3,400             169
Millipore Corp. *                                            100               8
Mylan Laboratories, Inc.                                     400               6
PerkinElmer, Inc.                                            200               6
Pfizer, Inc.                                              11,557             272
Schering-Plough Corp.                                      2,300              66
Thermo Fisher Scientific, Inc. *                             526              27
Waters Corp. *                                               200              12
Watson Pharmaceuticals, Inc. *                               200               6
Wyeth                                                      2,000              97
                                                                     -----------
                                                                           1,538
REAL ESTATE 0.1%
--------------------------------------------------------------------------------
Apartment Investment & Management Co., Class A               100               4
Archstone-Smith Trust                                        300              17
AvalonBay Communities, Inc.                                  100              11
Boston Properties, Inc.                                      130              12
CB Richard Ellis Group, Inc., Class A *                      200               7
Developers Diversified Realty Corp.                          100               5
Equity Residential                                           400              16
General Growth Properties, Inc.                              400              19
Host Hotels & Resorts, Inc.                                  800              17
Kimco Realty Corp.                                           168               6
Plum Creek Timber Co., Inc.                                  300              12
ProLogis                                                     300              17
Public Storage                                               100               7
Simon Property Group, Inc.                                   300              26
Vornado Realty Trust                                         200              22
                                                                     -----------
                                                                             198
RETAILING 0.2%
--------------------------------------------------------------------------------
Abercrombie & Fitch Co., Class A                             100               7
Amazon.com, Inc. *                                           300              24
AutoNation, Inc. *                                           500              10
AutoZone, Inc. *                                             150              19
Bed Bath & Beyond, Inc. *                                    400              14
Best Buy Co., Inc.                                           675              30
Big Lots, Inc. *                                             200               5
Circuit City Stores, Inc.                                    300               4
Dillard's, Inc., Class A                                     200               6
eBay, Inc. *                                               1,708              55
Family Dollar Stores, Inc.                                   300               9
Genuine Parts Co.                                            250              12
IAC/InterActiveCorp *                                        350              10
J.C. Penney Co., Inc.                                        400              27
Kohl's Corp. *                                               500              30
Limited Brands, Inc.                                         739              18
Lowe's Cos., Inc.                                          2,400              67
Macy's, Inc.                                                 910              33
Nordstrom, Inc.                                              400              19
Office Depot, Inc. *                                         600              15
OfficeMax, Inc.                                              100               3
RadioShack Corp.                                             300               8
Sears Holdings Corp. *                                       154              21
Staples, Inc.                                              1,125              26
Target Corp.                                               1,400              85
The Gap, Inc.                                              1,362              23
The Home Depot, Inc.                                       2,950             110
The Sherwin-Williams Co.                                     200              14
The TJX Cos., Inc.                                           800              22
Tiffany & Co.                                                250              12
                                                                     -----------
                                                                             738

SCHWAB MARKETTRACK CONSERVATIVE PORTFOLIO

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.2%
--------------------------------------------------------------------------------
Advanced Micro Devices, Inc. *                               560               8
Altera Corp.                                                 510              12
Analog Devices, Inc.                                         600              21
Applied Materials, Inc.                                    2,600              57
Broadcom Corp., Class A *                                    738              24
Intel Corp.                                                9,100             215
KLA-Tencor Corp.                                             300              17
Linear Technology Corp.                                      500              18
LSI Corp. *                                                  500               4
Maxim Integrated Products, Inc.                              500              16
MEMC Electronic Materials, Inc. *                            300              18
Micron Technology, Inc. *                                    900              11
National Semiconductor Corp.                                 600              16
Novellus Systems, Inc. *                                     250               7
NVIDIA Corp. *                                               400              18
Teradyne, Inc. *                                             300               5
Texas Instruments, Inc.                                    2,400              84
Xilinx, Inc.                                                 500              12
                                                                     -----------
                                                                             563
SOFTWARE & SERVICES 0.3%
--------------------------------------------------------------------------------
Adobe Systems, Inc. *                                        800              32
Affiliated Computer Services, Inc., Class A *                203              11
Akamai Technologies, Inc. *                                  300              10
Autodesk, Inc. *                                             400              17
Automatic Data Processing, Inc.                              900              42
BMC Software, Inc. *                                         400              11
CA, Inc.                                                     850              21
Citrix Systems, Inc. *                                       300              11
Cognizant Technology Solutions Corp., Class A *              200              16
Computer Sciences Corp. *                                    258              14
Compuware Corp. *                                            600               6
Convergys Corp. *                                            174               3
Electronic Arts, Inc. *                                      424              21
Electronic Data Systems Corp.                                700              19
Fidelity National Information Services, Inc.                 250              12
First Data Corp.                                           1,392              44
Fiserv, Inc. *                                               300              15
Google, Inc., Class A *                                      300             153
Intuit, Inc. *                                               626              18
Microsoft Corp.                                           13,620             395
Novell, Inc. *                                               500               3
Oracle Corp. *                                             5,988             115
Paychex, Inc.                                                525              22
Symantec Corp. *                                           1,678              32
Unisys Corp. *                                               500               4
VeriSign, Inc. *                                             300               9
Western Union Co.                                          1,392              28
Yahoo!, Inc. *                                             2,000              47
                                                                     -----------
                                                                           1,131
TECHNOLOGY HARDWARE & EQUIPMENT 0.5%
--------------------------------------------------------------------------------
Agilent Technologies, Inc. *                                 710              27
Apple, Inc. *                                              1,200             158
Avaya, Inc. *                                                618              10
Ciena Corp. *                                                 71               3
Cisco Systems, Inc. *                                      9,930             287
Corning, Inc. *                                            2,250              54
Dell, Inc. *                                               3,850             108
EMC Corp. *                                                3,650              67
Hewlett-Packard Co.                                        4,703             216
International Business Machines Corp.                      2,500             277
Jabil Circuit, Inc.                                          322               7
JDS Uniphase Corp. *                                         251               4
Juniper Networks, Inc. *                                     600              18
Lexmark International, Inc., Class A *                       200               8
Molex, Inc.                                                  250               7
Motorola, Inc.                                             3,666              62
NCR Corp. *                                                  400              21
Network Appliance, Inc. *                                    500              14
QLogic Corp. *                                               276               4
QUALCOMM, Inc.                                             2,400             100
SanDisk Corp. *                                              285              15
Solectron Corp. *                                          1,000               4
Sun Microsystems, Inc. *                                   5,000              25
Tektronix, Inc.                                              200               7
Tellabs, Inc. *                                              600               7
Tyco Electronics Ltd. *                                      753              27
Xerox Corp. *                                              1,200              21
                                                                     -----------
                                                                           1,558
TELECOMMUNICATION SERVICES 0.2%
--------------------------------------------------------------------------------
ALLTEL Corp.                                                 500              33
AT&T, Inc.                                                 9,588             375
CenturyTel, Inc.                                             250              11
Citizens Communications Co.                                  410               6
Embarq Corp.                                                 222              14
Qwest Communications International, Inc. *                 2,524              22
Sprint Nextel Corp.                                        4,454              91
Verizon Communications, Inc.                               4,188             179
Windstream Corp.                                             516               7
                                                                     -----------
                                                                             738
TRANSPORTATION 0.1%
--------------------------------------------------------------------------------
Burlington Northern Santa Fe Corp.                           600              49
C.H. Robinson Worldwide, Inc.                                200              10
CSX Corp.                                                    600              28
FedEx Corp.                                                  460              51
Norfolk Southern Corp.                                       600              32
Ryder System, Inc.                                           100               5
Southwest Airlines Co.                                     1,218              19
Union Pacific Corp.                                          400              48
United Parcel Service, Inc.,
  Class B                                                  1,712             130
                                                                     -----------
                                                                             372
UTILITIES 0.2%
--------------------------------------------------------------------------------
Allegheny Energy, Inc. *                                     170               9
Ameren Corp.                                                 300              14

SCHWAB MARKETTRACK CONSERVATIVE PORTFOLIO

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
American Electric Power Co., Inc.                            580              25
CenterPoint Energy, Inc.                                     474               8
CMS Energy Corp.                                             200               3
Consolidated Edison, Inc.                                    300              13
Constellation Energy Group                                   200              17
Dominion Resources, Inc.                                     515              43
DTE Energy Co.                                               200               9
Duke Energy Corp.                                          1,876              32
Dynegy, Inc., Class A *                                      500               5
Edison International                                         500              26
Entergy Corp.                                                350              35
Exelon Corp.                                               1,024              72
FirstEnergy Corp.                                            533              32
FPL Group, Inc.                                              600              35
Integrys Energy Group, Inc.                                   82               4
KeySpan Corp.                                                200               8
Nicor, Inc.                                                  100               4
NiSource, Inc.                                               376               7
PG&E Corp.                                                   600              26
Pinnacle West Capital Corp.                                  100               4
PPL Corp.                                                    600              28
Progress Energy, Inc.                                        354              16
Public Service Enterprise Group, Inc.                        400              35
Questar Corp.                                                200              10
Sempra Energy                                                297              16
Southern Co.                                               1,100              37
TECO Energy, Inc.                                            200               3
The AES Corp. *                                              800              16
TXU Corp.                                                    800              52
Xcel Energy, Inc.                                            510              10
                                                                     -----------
                                                                             654
                                                                     -----------
TOTAL COMMON STOCK
(COST $12,099)                                                            20,332
                                                                     -----------

OTHER INVESTMENT COMPANIES 92.3% OF NET ASSETS

Schwab Institutional Select S&P 500 Fund (a)             361,851           4,194
Schwab International Index Fund, Select Shares
   (a)                                                 1,456,363          34,210
Schwab S&P 500 Index Fund, Select Shares (a)           1,970,983          44,761
Schwab Small-Cap Index Fund, Select Shares (a)         1,328,459          31,790
Schwab Total Bond Market
  Fund (a)                                            19,204,311         186,474
Schwab Value Advantage Money Fund, Institutional
   Shares (a)                                          9,914,465           9,914
                                                                     -----------
TOTAL OTHER INVESTMENT COMPANIES
(COST $270,005)                                                          311,343
                                                                     -----------

SECURITY                                             FACE AMOUNT        VALUE
  RATE, MATURITY DATE                                ($ X 1,000)     ($ X 1,000)
SHORT-TERM INVESTMENT 1.7% OF NET ASSETS

COMMERCIAL PAPER & OTHER OBLIGATIONS 1.7%
--------------------------------------------------------------------------------
JP Morgan, Grand Cayman
  Time Deposit
  5.06%, 08/01/07                                          5,686           5,686
                                                                     -----------
TOTAL SHORT-TERM INVESTMENT
(COST $5,686)                                                              5,686
                                                                     -----------

END OF INVESTMENTS.

At 07/31/07 the tax basis cost of the fund's investments was $289,368 and the unrealized appreciation and depreciation were $52,157 and ($4,164), respectively, with net unrealized appreciation of $47,993.

*     Non-income producing security.
(a)   Issuer is affiliated with the fund's adviser.

SCHWAB CAPITAL TRUST
SCHWAB MARKETTRACK ALL EQUITY PORTFOLIO(TM)

PORTFOLIO HOLDINGS As of July 31, 2007, (Unaudited)

The following are the portfolio holdings as of the report date.
For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                         COST           VALUE
HOLDINGS BY CATEGORY                                 ($ X 1,000)     ($ X 1,000)
--------------------------------------------------------------------------------
 97.6%  OTHER INVESTMENT COMPANIES                       467,848         604,767
  2.2%  SHORT-TERM INVESTMENTS                            13,789          13,789
--------------------------------------------------------------------------------
 99.8%  TOTAL INVESTMENTS                                481,637         618,556
  0.2%  OTHER ASSETS AND
        LIABILITIES, NET                                                     957
--------------------------------------------------------------------------------
100.0%  TOTAL NET ASSETS                                                 619,513

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
OTHER INVESTMENT COMPANIES 97.6% OF NET ASSETS

Schwab Institutional Select S&P 500 Fund (a)(b)       23,132,336         268,104
Schwab International Index Fund, Select Shares (a)     7,895,983         185,477
Schwab Small-Cap Index Fund, Select Shares (a)         6,317,869         151,186
                                                                     -----------
TOTAL OTHER INVESTMENT COMPANIES
(COST $467,848)                                                          604,767
                                                                     -----------

SECURITY                                             FACE AMOUNT        VALUE
  RATE, MATURITY DATE                                ($ X 1,000)     ($ X 1,000)
SHORT-TERM INVESTMENTS 2.2% OF NET ASSETS

COMMERCIAL PAPER & OTHER OBLIGATIONS 2.2%
--------------------------------------------------------------------------------
JP Morgan, Grand Cayman  Time Deposit
   5.06%, 08/01/07                                        13,481          13,481

U.S. TREASURY OBLIGATIONS 0.0%
--------------------------------------------------------------------------------
U.S. Treasury Bill
   4.66%, 09/20/07                                           310             308
                                                                     -----------
TOTAL SHORT-TERM INVESTMENT
(COST $13,789)                                                            13,789
                                                                     -----------

END OF INVESTMENTS.

At 07/31/07 the tax basis cost of the fund's investments was $494,831, and the unrealized appreciation and depreciation were $123,725 and $0 respectively, with net unrealized appreciation of $123,725.

In addition to the above, the fund held the following at 07/31/07. All numbers are x 1,000 except number of futures contracts.

                                           NUMBER OF     CONTRACT     UNREALIZED
                                           CONTRACTS      VALUE         LOSSES
FUTURES CONTRACT

S & P 500 Index, e-mini,
Long, expires 09/21/07                           100        7,310          (345)

(a)   Issuer is affiliated with the fund's adviser.
(b) All or a portion of this security is held as collateral for open futures contracts.

SCHWAB CAPITAL TRUST
SCHWAB S&P 500 INDEX FUND

PORTFOLIO HOLDINGS As of July 31, 2007, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                        COST            VALUE
HOLDINGS BY CATEGORY                                 ($ X 1,000)     ($ X 1,000)
--------------------------------------------------------------------------------
 99.8%  COMMON STOCK                                   5,350,276      8,137,160
  0.1%  SHORT-TERM INVESTMENTS                             5,327          5,327
--------------------------------------------------------------------------------
 99.9%  TOTAL INVESTMENTS                              5,355,603      8,142,487
  0.8%  COLLATERAL INVESTED FOR
        SECURITIES ON LOAN                                65,162         65,162
(0.7)%  OTHER ASSETS AND
        LIABILITIES, NET                                                (57,277)
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                    8,150,372

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
COMMON STOCK 99.8% OF NET ASSETS

AUTOMOBILES & COMPONENTS 0.6%
--------------------------------------------------------------------------------
Ford Motor Co. (a)*                                    1,201,277          10,223
General Motors Corp.                                     364,825          11,820
Harley-Davidson, Inc.                                    160,945           9,226
Johnson Controls, Inc.                                   124,684          14,108
The Goodyear Tire & Rubber Co. *                         107,696           3,093
                                                                     -----------
                                                                          48,470
BANKS 4.8%
--------------------------------------------------------------------------------
BB&T Corp.                                               339,616          12,708
Comerica, Inc.                                           108,308           5,704
Commerce Bancorp, Inc. (a)                                98,200           3,285
Compass Bancshares, Inc.                                  83,451           5,781
Countrywide Financial Corp.                              347,415           9,787
Fannie Mae                                               605,431          36,229
Fifth Third Bancorp                                      342,325          12,628
First Horizon National Corp. (a)                          73,806           2,341
Freddie Mac                                              442,564          25,346
Hudson City Bancorp, Inc.                                250,000           3,055
Huntington Bancshares, Inc.                              153,126           2,940
KeyCorp                                                  247,555           8,588
M&T Bank Corp.                                            50,455           5,363
Marshall & Ilsley Corp.                                  144,183           5,942
MGIC Investment Corp. (a)                                 50,120           1,938
National City Corp.                                      362,023          10,640
PNC Financial Services Group, Inc.                       218,211          14,544
Regions Financial Corp.                                  428,131          12,874
Sovereign Bancorp, Inc.                                  226,282           4,331
SunTrust Banks, Inc.                                     230,336          18,035
Synovus Financial Corp.                                  202,697           5,667
U.S. Bancorp                                           1,093,332          32,745
Wachovia Corp.                                         1,194,270          56,381
Washington Mutual, Inc.                                  556,299          20,878
Wells Fargo & Co.                                      2,136,976          72,166
Zions Bancorp                                             64,162           4,783
                                                                     -----------
                                                                         394,679
CAPITAL GOODS 9.3%
--------------------------------------------------------------------------------
3M Co.                                                   459,061          40,820
American Standard Cos., Inc.                             109,817           5,936
Caterpillar, Inc.                                        411,787          32,449
Cooper Industries Ltd., Class A                          125,422           6,637
Cummins, Inc.                                             61,954           7,354
Danaher Corp.                                            148,019          11,054
Deere & Co.                                              146,984          17,700
Dover Corp.                                              116,823           5,958
Eaton Corp.                                               96,095           9,338
Emerson Electric Co.                                     520,938          24,520
Fluor Corp.                                               52,999           6,122
General Dynamics Corp.                                   258,472          20,306
General Electric Co. (b)                               6,434,867         249,415
Goodrich Corp.                                            75,218           4,732
Honeywell International, Inc.                            527,320          30,326
Illinois Tool Works, Inc.                                258,970          14,256
Ingersoll-Rand Co., Ltd., Class A                        194,010           9,763
ITT Corp.                                                121,760           7,656
L-3 Communications Holdings, Inc.                         74,495           7,268
Lockheed Martin Corp.                                    232,952          22,941
Masco Corp.                                              245,081           6,669
Northrop Grumman Corp.                                   220,121          16,751
PACCAR, Inc.                                             155,347          12,710
Pall Corp.                                                72,422           3,007
Parker Hannifin Corp.                                     77,004           7,599
Precision Castparts Corp.                                 85,000          11,650
Raytheon Co.                                             295,139          16,339
Rockwell Automation, Inc.                                 89,641           6,274
Rockwell Collins, Inc.                                   105,024           7,215
Terex Corp. *                                             60,000           5,175
Textron, Inc.                                             78,313           8,841
The Boeing Co.                                           510,490          52,800
Tyco International Ltd.                                  309,353          14,629
United Technologies Corp.                                647,334          47,236
W.W. Grainger, Inc.                                       43,299           3,783
                                                                     -----------
                                                                         755,229
COMMERCIAL SERVICES & SUPPLIES 0.5%
--------------------------------------------------------------------------------
Allied Waste Industries, Inc. *                          104,886           1,350
Avery Dennison Corp.                                      57,157           3,506
Cintas Corp.                                              82,791           3,027
Equifax, Inc.                                             82,320           3,331
Monster Worldwide, Inc. *                                 78,126           3,038
Pitney Bowes, Inc.                                       135,254           6,235
R.R. Donnelley & Sons Co.                                133,447           5,639
Robert Half International, Inc.                          104,073           3,537
Waste Management, Inc.                                   354,865          13,496
                                                                     -----------
                                                                          43,159
CONSUMER DURABLES & APPAREL 1.2%
--------------------------------------------------------------------------------
Brunswick Corp.                                           56,303           1,574

SCHWAB S&P 500 INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
Centex Corp.                                              73,429           2,740
Coach, Inc. *                                            231,716          10,534
D.R. Horton, Inc.                                        166,456           2,717
Eastman Kodak Co. (a)                                    172,361           4,352
Fortune Brands, Inc.                                      93,149           7,573
Harman International Industries, Inc.                     40,600           4,710
Hasbro, Inc.                                             108,795           3,049
Jones Apparel Group, Inc.                                 68,284           1,704
KB Home                                                   39,275           1,249
Leggett & Platt, Inc.                                    109,803           2,276
Lennar Corp., Class A (a)                                 80,382           2,465
Liz Claiborne, Inc.                                       63,619           2,236
Mattel, Inc.                                             246,667           5,651
Newell Rubbermaid, Inc.                                  189,418           5,010
NIKE, Inc., Class B                                      241,742          13,646
Polo Ralph Lauren Corp.                                   24,100           2,153
Pulte Homes, Inc.                                        124,686           2,411
Snap-on, Inc.                                             36,954           1,934
The Black & Decker Corp.                                  46,450           4,021
The Stanley Works                                         37,174           2,057
VF Corp.                                                  56,207           4,822
Whirlpool Corp.                                           49,291           5,033
                                                                     -----------
                                                                          93,917
CONSUMER SERVICES 1.6%
--------------------------------------------------------------------------------
Apollo Group, Inc., Class A *                             88,210           5,214
Carnival Corp.                                           278,107          12,323
Darden Restaurants, Inc.                                  79,330           3,377
H&R Block, Inc.                                          159,794           3,188
Harrah's Entertainment, Inc.                             113,304           9,596
Hilton Hotels Corp.                                      207,414           9,170
International Game Technology                            208,969           7,381
Marriott International, Inc., Class A                    201,734           8,382
McDonald's Corp.                                         752,901          36,041
Starbucks Corp. *                                        438,010          11,686
Starwood Hotels & Resorts Worldwide, Inc.                137,073           8,630
Wendy's International, Inc.                               66,758           2,339
Wyndham Worldwide Corp. *                                114,543           3,854
YUM! Brands, Inc.                                        348,466          11,165
                                                                     -----------
                                                                         132,346
DIVERSIFIED FINANCIALS 9.4%
--------------------------------------------------------------------------------
American Capital Strategies Ltd. (a)                      55,500           2,107
American Express Co.                                     782,434          45,804
Ameriprise Financial, Inc.                               162,761           9,810
Bank of America Corp.                                  2,861,232         135,680
Bank of New York Mellon Corp.                            708,303          30,138
Capital One Financial Corp.                              256,989          18,185
CIT Group, Inc.                                          117,238           4,828
Citigroup, Inc.                                        3,067,843         142,869
CME Group, Inc.                                           22,100          12,210
Discover Financial Services *                            341,424           7,870
E*TRADE Financial Corp. *                                264,098           4,891
Federated Investors, Inc., Class B                        46,211           1,664
Franklin Resources, Inc.                                 105,536          13,442
Janus Capital Group, Inc.                                115,451           3,470
JPMorgan Chase & Co.                                   2,231,216          98,196
Legg Mason, Inc.                                          81,700           7,353
Lehman Brothers Holdings, Inc.                           328,806          20,386
Merrill Lynch & Co., Inc.                                568,790          42,204
Moody's Corp.                                            146,491           7,881
Morgan Stanley                                           682,848          43,614
Northern Trust Corp.                                     126,934           7,928
SLM Corp.                                                257,062          12,640
State Street Corp.                                       217,528          14,581
T. Rowe Price Group, Inc.                                166,026           8,655
The Bear Stearns Cos., Inc.                               76,323           9,252
The Charles Schwab Corp. (c)                             642,696          12,937
The Goldman Sachs Group, Inc.                            256,167          48,247
                                                                     -----------
                                                                         766,842
ENERGY 11.1%
--------------------------------------------------------------------------------
Anadarko Petroleum Corp.                                 287,632          14,476
Apache Corp.                                             195,349          15,792
Baker Hughes, Inc.                                       197,241          15,592
BJ Services Co.                                          151,475           3,961
Chesapeake Energy Corp.                                  242,500           8,255
Chevron Corp.                                          1,379,919         117,652
ConocoPhillips                                         1,029,904          83,257
CONSOL Energy, Inc.                                       98,100           4,086
Devon Energy Corp.                                       278,173          20,754
El Paso Corp.                                            412,734           6,872
ENSCO International, Inc.                                  9,700             592
EOG Resources, Inc.                                      151,607          10,628
Exxon Mobil Corp. (b)                                  3,600,831         306,539
Halliburton Co.                                          577,656          20,807
Hess Corp.                                               142,902           8,746
Marathon Oil Corp.                                       445,922          24,615
Murphy Oil Corp.                                          98,027           6,082
Nabors Industries Ltd. *                                 175,496           5,131
National-Oilwell Varco, Inc. *                           111,805          13,429
Noble Corp.                                               82,091           8,411
Occidental Petroleum Corp.                               548,444          31,108
Peabody Energy Corp.                                     100,000           4,226
Rowan Cos., Inc.                                          64,341           2,714
Schlumberger Ltd.                                        737,559          69,862
Smith International, Inc.                                 60,000           3,685
Spectra Energy Corp.                                     395,434          10,072
Sunoco, Inc.                                              72,711           4,851
The Williams Cos., Inc.                                  369,702          11,923
Transocean, Inc. *                                       180,188          19,361
Valero Energy Corp.                                      343,985          23,050
Weatherford International Ltd. *                         208,531          11,538
XTO Energy, Inc.                                         229,187          12,498
                                                                     -----------
                                                                         900,565
FOOD & STAPLES RETAILING 2.3%
--------------------------------------------------------------------------------
Costco Wholesale Corp.                                   275,971          16,503
CVS/Caremark Corp.                                       965,200          33,965
Safeway, Inc.                                            277,435           8,842
Supervalu, Inc.                                          126,724           5,281
Sysco Corp.                                              388,495          12,385
The Kroger Co.                                           472,546          12,267
Wal-Mart Stores, Inc.                                  1,524,393          70,046
Walgreen Co.                                             626,399          27,674

SCHWAB S&P 500 INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
Whole Foods Market, Inc. (a)                              63,200           2,341
                                                                     -----------
                                                                         189,304
FOOD, BEVERAGE & TOBACCO 4.8%
--------------------------------------------------------------------------------
Altria Group, Inc.                                     1,313,189          87,288
Anheuser-Busch Cos., Inc.                                476,108          23,220
Archer-Daniels-Midland Co.                               397,569          13,358
Brown-Forman Corp., Class B                               42,049           2,794
Campbell Soup Co.                                        122,713           4,519
Coca-Cola Enterprises, Inc.                              191,467           4,339
ConAgra Foods, Inc.                                      331,155           8,395
Constellation Brands, Inc., Class A *                    121,205           2,658
Dean Foods Co.                                            76,000           2,186
General Mills, Inc.                                      227,963          12,679
H.J. Heinz Co.                                           216,951           9,494
Kellogg Co.                                              156,085           8,087
Kraft Foods, Inc., Class A                               998,400          32,698
McCormick & Co., Inc.                                     81,073           2,769
Molson Coors Brewing Co., Class B                         29,275           2,604
PepsiCo, Inc.                                          1,044,258          68,524
Reynolds American, Inc.                                  113,578           6,947
Sara Lee Corp.                                           486,730           7,715
The Coca-Cola Co.                                      1,312,447          68,392
The Hershey Co.                                           99,392           4,582
The Pepsi Bottling Group, Inc.                            82,411           2,757
Tyson Foods, Inc., Class A                               138,602           2,952
UST, Inc.                                                100,296           5,371
Wm. Wrigley Jr. Co.                                      129,634           7,477
                                                                     -----------
                                                                         391,805
HEALTH CARE EQUIPMENT & SERVICES 4.1%
--------------------------------------------------------------------------------
Aetna, Inc.                                              351,072          16,876
AmerisourceBergen Corp.                                  118,382           5,577
Bausch & Lomb, Inc.                                       31,704           2,027
Baxter International, Inc.                               425,811          22,398
Becton, Dickinson & Co.                                  162,294          12,393
Boston Scientific Corp. *                                713,850           9,387
C.R. Bard, Inc.                                           64,512           5,062
Cardinal Health, Inc.                                    260,880          17,148
CIGNA Corp.                                              211,410          10,917
Coventry Health Care, Inc. *                             102,747           5,734
Covidien Ltd. *                                          309,353          12,668
Express Scripts, Inc. *                                  176,254           8,836
Hospira, Inc. *                                           94,468           3,653
Humana, Inc. *                                           108,589           6,960
IMS Health, Inc.                                         127,883           3,597
Laboratory Corp. of America Holdings *                    79,844           5,897
Manor Care, Inc.                                          45,374           2,874
McKesson Corp.                                           197,566          11,411
Medco Health Solutions, Inc. *                           192,338          15,631
Medtronic, Inc.                                          721,996          36,584
Patterson Cos., Inc. *                                    77,344           2,774
Quest Diagnostics, Inc.                                   89,642           4,972
St. Jude Medical, Inc. *                                 211,659           9,131
Stryker Corp.                                            187,442          11,702
Tenet Healthcare Corp. *                                 254,877           1,320
UnitedHealth Group, Inc.                                 868,708          42,072
Varian Medical Systems, Inc. *                            50,000           2,040
WellPoint, Inc. *                                        401,699          30,176
Zimmer Holdings, Inc. *                                  155,969          12,128
                                                                     -----------
                                                                         331,945
HOUSEHOLD & PERSONAL PRODUCTS 2.2%
--------------------------------------------------------------------------------
Avon Products, Inc.                                      288,320          10,382
Colgate-Palmolive Co.                                    329,557          21,751
Kimberly-Clark Corp.                                     294,411          19,805
The Clorox Co.                                            96,612           5,841
The Estee Lauder Cos., Inc., Class A                      63,300           2,850
The Procter & Gamble Co. (b)                           1,974,570         122,147
                                                                     -----------
                                                                         182,776
INSURANCE 4.6%
--------------------------------------------------------------------------------
ACE Ltd.                                                 204,495          11,803
AFLAC, Inc.                                              324,968          16,937
Ambac Financial Group, Inc.                               70,084           4,706
American International Group, Inc.                     1,645,332         105,597
AON Corp.                                                209,515           8,389
Assurant, Inc.                                            10,600             538
Cincinnati Financial Corp.                               107,986           4,233
Genworth Financial, Inc., Class A                        289,138           8,824
Lincoln National Corp.                                   184,170          11,109
Loews Corp.                                              280,987          13,319
Marsh & McLennan Cos., Inc.                              345,584           9,521
MBIA, Inc.                                                83,124           4,663
MetLife, Inc.                                            494,911          29,804
Principal Financial Group, Inc.                          178,412          10,061
Prudential Financial, Inc.                               311,081          27,571
SAFECO Corp.                                              60,332           3,528
The Allstate Corp.                                       409,082          21,743
The Chubb Corp.                                          269,560          13,589
The Hartford Financial Services Group, Inc.              203,517          18,697
The Progressive Corp.                                    462,928           9,712
The Travelers Cos., Inc.                                 445,852          22,640
Torchmark Corp.                                           64,261           3,955
Unum Group                                               216,938           5,272
XL Capital Ltd., Class A                                 110,199           8,580
                                                                     -----------
                                                                         374,791
MATERIALS 3.1%
--------------------------------------------------------------------------------
Air Products & Chemicals, Inc.                           142,154          12,278
Alcoa, Inc.                                              544,137          20,786
Allegheny Technologies, Inc.                              54,355           5,703
Ashland, Inc.                                             39,827           2,432
Ball Corp.                                                60,522           3,103
Bemis Co., Inc.                                           60,050           1,770
E.I. du Pont de Nemours & Co.                            589,978          27,570
Eastman Chemical Co.                                      46,991           3,234
Ecolab, Inc.                                             107,495           4,527
Freeport-McMoRan Copper & Gold, Inc.                     208,896          19,632
Hercules, Inc. *                                          77,522           1,609
International Flavors & Fragrances, Inc.                  48,667           2,439

SCHWAB S&P 500 INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
International Paper Co. (a)                              305,503          11,325
MeadWestvaco Corp.                                       113,577           3,696
Monsanto Co.                                             346,476          22,330
Newmont Mining Corp.                                     258,512          10,793
Nucor Corp.                                              202,304          10,156
Pactiv Corp. *                                            97,595           3,085
PPG Industries, Inc.                                     111,661           8,516
Praxair, Inc.                                            206,880          15,851
Rohm & Haas Co.                                           89,042           5,033
Sealed Air Corp.                                         108,110           2,946
Sigma-Aldrich Corp.                                       78,826           3,572
Temple-Inland, Inc.                                       65,759           3,822
The Dow Chemical Co.                                     600,293          26,101
United States Steel Corp.                                 78,948           7,760
Vulcan Materials Co.                                      57,904           5,542
Weyerhaeuser Co.                                         129,633           9,235
                                                                     -----------
                                                                         254,846
MEDIA 3.3%
--------------------------------------------------------------------------------
CBS Corp., Class B                                       476,311          15,109
Clear Channel Communications, Inc.                       310,500          11,457
Comcast Corp., Class A *                               1,949,048          51,202
Dow Jones & Co., Inc. (a)                                 28,392           1,629
Gannett Co., Inc.                                        145,039           7,237
Meredith Corp.                                            17,454             986
News Corp., Class A                                    1,468,411          31,013
Omnicom Group, Inc.                                      224,982          11,670
The DIRECTV Group, Inc. *                                341,500           7,653
The E.W. Scripps Co., Class A (a)                         39,225           1,607
The Interpublic Group of Cos., Inc. *                    260,619           2,734
The McGraw-Hill Cos., Inc.                               232,411          14,061
The New York Times Co.,   Class A (a)                     82,087           1,877
The Walt Disney Co.                                    1,345,276          44,394
Time Warner, Inc.                                      2,415,129          46,515
Tribune Co.                                               51,857           1,450
Viacom, Inc., Class B *                                  453,503          17,369
                                                                     -----------
                                                                         267,963
PHARMACEUTICALS & BIOTECHNOLOGY 7.6%
--------------------------------------------------------------------------------
Abbott Laboratories                                      977,375          49,543
Allergan, Inc.                                           195,522          11,366
Amgen, Inc. *                                            726,218          39,027
Applied Biosystems Group - Applera Corp.                 121,942           3,807
Barr Pharmaceuticals, Inc. *                              66,437           3,403
Biogen Idec, Inc. *                                      214,261          12,114
Bristol-Myers Squibb Co.                               1,259,128          35,772
Celgene Corp. *                                          111,400           6,746
Eli Lilly and Co.                                        632,625          34,219
Forest Laboratories, Inc. *                              206,823           8,314
Genzyme Corp. *                                          165,507          10,439
Gilead Sciences, Inc. *                                  582,744          21,696
Johnson & Johnson                                      1,818,995         110,049
King Pharmaceuticals, Inc. *                             172,292           2,931
Merck & Co., Inc.                                      1,401,827          69,601
Millipore Corp. *                                         28,708           2,257
Mylan Laboratories, Inc.                                 126,349           2,025
PerkinElmer, Inc.                                         71,880           2,000
Pfizer, Inc.                                           4,537,857         106,685
Schering-Plough Corp.                                    961,526          27,442
Thermo Fisher Scientific, Inc. *                         255,799          13,355
Waters Corp. *                                            60,968           3,552
Watson Pharmaceuticals, Inc. *                            64,111           1,950
Wyeth                                                    861,882          41,818
                                                                     -----------
                                                                         620,111
REAL ESTATE 0.9%
--------------------------------------------------------------------------------
Apartment Investment & Management Co., Class A            57,401           2,425
Archstone-Smith Trust                                    134,930           7,746
AvalonBay Communities, Inc.                               33,250           3,590
Boston Properties, Inc.                                   65,900           6,227
CB Richard Ellis Group, Inc., Class A *                   14,700             513
Developers Diversified Realty Corp.                       40,000           1,920
Equity Residential                                       186,292           7,416
General Growth Properties, Inc.                           75,000           3,598
Host Hotels & Resorts, Inc.                               42,458             897
Kimco Realty Corp.                                       135,000           5,040
Plum Creek Timber Co., Inc.                              113,050           4,393
ProLogis                                                 155,206           8,831
Public Storage                                            68,725           4,817
Simon Property Group, Inc.                               133,510          11,553
Vornado Realty Trust (a)                                  73,127           7,827
                                                                     -----------
                                                                          76,793
RETAILING 3.3%
--------------------------------------------------------------------------------
Abercrombie & Fitch Co., Class A                          16,200           1,132
Amazon.com, Inc. *                                       184,888          14,521
AutoNation, Inc. (a)*                                     81,366           1,585
AutoZone, Inc. *                                          29,807           3,780
Bed Bath & Beyond, Inc. *                                165,965           5,749
Best Buy Co., Inc.                                       252,741          11,270
Big Lots, Inc. *                                          67,209           1,738
Circuit City Stores, Inc.                                 25,708             306
Dillard's, Inc., Class A                                  33,811           1,011
eBay, Inc. *                                             710,906          23,033
Family Dollar Stores, Inc.                                90,192           2,671
Genuine Parts Co.                                        106,453           5,065
IAC/InterActiveCorp *                                     46,400           1,334
J.C. Penney Co., Inc.                                    148,384          10,096
Kohl's Corp. *                                           214,451          13,039
Limited Brands, Inc.                                     214,787           5,187
Lowe's Cos., Inc.                                        954,320          26,730
Macy's, Inc.                                             288,990          10,424
Nordstrom, Inc.                                          142,282           6,770
Office Depot, Inc. *                                     171,783           4,288
OfficeMax, Inc.                                           47,067           1,548
RadioShack Corp.                                          79,867           2,007
Sally Beauty Holdings, Inc. *                                 40              --
Sears Holdings Corp. *                                    55,175           7,547
Staples, Inc.                                            447,597          10,304
Target Corp.                                             532,939          32,280
The Gap, Inc.                                            352,174           6,057
The Home Depot, Inc.                                   1,241,413          46,143
The Sherwin-Williams Co.                                  67,751           4,722

SCHWAB S&P 500 INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
The TJX Cos., Inc.                                       292,939           8,129
Tiffany & Co.                                             75,208           3,629
                                                                     -----------
                                                                         272,095
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 2.7%
--------------------------------------------------------------------------------
Advanced Micro Devices, Inc. (a)*                        306,171           4,146
Altera Corp.                                             224,794           5,215
Analog Devices, Inc.                                     205,622           7,289
Applied Materials, Inc.                                  868,949          19,152
Broadcom Corp., Class A *                                290,501           9,531
Intel Corp.                                            3,654,566          86,321
KLA-Tencor Corp.                                         123,967           7,040
Linear Technology Corp. (a)                              155,838           5,556
LSI Corp. *                                              254,038           1,829
Maxim Integrated Products, Inc.                          186,042           5,898
MEMC Electronic Materials, Inc. *                         70,000           4,292
Micron Technology, Inc. *                                432,113           5,129
National Semiconductor Corp.                             191,430           4,975
Novellus Systems, Inc. *                                  78,774           2,247
NVIDIA Corp. *                                           220,100          10,072
Teradyne, Inc. *                                         131,483           2,063
Texas Instruments, Inc.                                  939,340          33,055
Xilinx, Inc.                                             214,068           5,352
                                                                     -----------
                                                                         219,162
SOFTWARE & SERVICES 5.6%
--------------------------------------------------------------------------------
Adobe Systems, Inc. *                                    366,422          14,763
Affiliated Computer Services, Inc., Class A *             59,172           3,175
Akamai Technologies, Inc. *                               50,000           1,698
Autodesk, Inc. *                                         145,146           6,150
Automatic Data Processing, Inc.                          344,260          15,981
BMC Software, Inc. *                                     142,401           4,090
CA, Inc.                                                 280,095           7,025
Citrix Systems, Inc. *                                   114,845           4,154
Cognizant Technology Solutions Corp., Class A *           90,000           7,288
Computer Sciences Corp. *                                109,953           6,122
Compuware Corp. *                                        182,117           1,699
Convergys Corp. *                                         92,806           1,768
Electronic Arts, Inc. *                                  192,319           9,354
Electronic Data Systems Corp.                            344,188           9,290
Fidelity National Information Services, Inc.             104,000           5,161
First Data Corp.                                         474,562          15,086
Fiserv, Inc. *                                           106,597           5,268
Google, Inc., Class A *                                  135,170          68,937
Intuit, Inc. *                                           218,776           6,266
Microsoft Corp. (b)                                    5,496,763         159,351
Novell, Inc. *                                           224,287           1,505
Oracle Corp. *                                         2,550,731          48,770
Paychex, Inc.                                            210,830           8,724
Symantec Corp. *                                         595,034          11,425
Unisys Corp. *                                           184,292           1,491
VeriSign, Inc. *                                         148,800           4,418
Western Union Co.                                        462,862           9,234
Yahoo!, Inc. *                                           759,591          17,660
                                                                     -----------
                                                                         455,853
TECHNOLOGY HARDWARE & EQUIPMENT 7.7%
--------------------------------------------------------------------------------
Agilent Technologies, Inc. *                             268,167          10,231
Apple, Inc. *                                            539,125          71,035
Avaya, Inc. *                                            263,155           4,353
Ciena Corp. *                                             47,966           1,752
Cisco Systems, Inc. *                                  3,862,898         111,676
Comverse Technology, Inc. *                              122,392           2,358
Corning, Inc. *                                          997,429          23,779
Dell, Inc. *                                           1,421,694          39,765
EMC Corp. *                                            1,318,626          24,408
Hewlett-Packard Co.                                    1,751,058          80,601
International Business Machines Corp.                    973,347         107,701
Jabil Circuit, Inc.                                      110,485           2,489
JDS Uniphase Corp. (a)*                                  127,689           1,830
Juniper Networks, Inc. *                                 310,000           9,288
Lexmark International, Inc.,  Class A (a)*                56,416           2,231
Molex, Inc.                                               86,848           2,461
Motorola, Inc.                                         1,452,400          24,676
NCR Corp. *                                              116,524           6,085
Network Appliance, Inc. *                                231,263           6,554
QLogic Corp. *                                           107,172           1,424
QUALCOMM, Inc.                                         1,048,358          43,664
SanDisk Corp. *                                          111,600           5,985
Solectron Corp. *                                        530,136           1,993
Sun Microsystems, Inc. *                               2,221,752          11,331
Tektronix, Inc.                                           55,351           1,818
Tellabs, Inc. *                                          270,557           3,071
Tyco Electronics Ltd. *                                  309,353          11,081
Xerox Corp. *                                            630,296          11,005
                                                                     -----------
                                                                         624,645
TELECOMMUNICATION SERVICES 3.8%
--------------------------------------------------------------------------------
ALLTEL Corp.                                             209,906          13,843
AT&T, Inc.                                             3,962,312         155,164
CenturyTel, Inc.                                          79,717           3,657
Citizens Communications Co.                              225,763           3,258
Embarq Corp.                                              97,893           6,049
Qwest Communications International, Inc. *             1,068,423           9,114
Sprint Nextel Corp.                                    1,822,177          37,409
Verizon Communications, Inc.                           1,868,151          79,620
Windstream Corp.                                         266,345           3,665
                                                                     -----------
                                                                         311,779
TRANSPORTATION 1.8%
--------------------------------------------------------------------------------
Burlington Northern Santa Fe Corp.                       223,319          18,343
C.H. Robinson Worldwide, Inc.                             30,100           1,464
CSX Corp.                                                275,126          13,044
FedEx Corp.                                              192,349          21,301
Norfolk Southern Corp.                                   248,704          13,375
Ryder System, Inc.                                        35,093           1,908
Southwest Airlines Co.                                   470,201           7,363
Union Pacific Corp.                                      172,213          20,518

SCHWAB S&P 500 INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
United Parcel Service, Inc., Class B                     662,790          50,187
                                                                     -----------
                                                                         147,503

UTILITIES 3.5%
--------------------------------------------------------------------------------
Allegheny Energy, Inc. *                                 104,525           5,459
Ameren Corp.                                             125,730           6,032
American Electric Power Co., Inc.                        248,535          10,809
CenterPoint Energy, Inc. (a)                             174,137           2,870
CMS Energy Corp.                                         117,771           1,903
Consolidated Edison, Inc.                                150,869           6,590
Constellation Energy Group                               114,391           9,586
Dominion Resources, Inc.                                 217,358          18,306
DTE Energy Co.                                           110,514           5,126
Duke Energy Corp.                                        790,869          13,468
Dynegy, Inc., Class A *                                  249,712           2,225
Edison International                                     208,567          11,031
Entergy Corp.                                            132,173          13,212
Exelon Corp.                                             428,054          30,028
FirstEnergy Corp.                                        208,363          12,658
FPL Group, Inc.                                          260,750          15,053
Integrys Energy Group, Inc.                               13,079             647
KeySpan Corp.                                            110,330           4,584
Nicor, Inc.                                               21,182             835
NiSource, Inc.                                           163,456           3,117
PG&E Corp.                                               222,156           9,510
Pinnacle West Capital Corp.                               51,945           1,947
PPL Corp.                                                236,742          11,160
Progress Energy, Inc.                                    159,892           6,981
Public Service Enterprise Group, Inc.                    162,087          13,964
Questar Corp.                                            100,000           5,149
Sempra Energy                                            165,517           8,726
Southern Co.                                             469,109          15,781
TECO Energy, Inc.                                        115,104           1,858
The AES Corp. *                                          418,510           8,224
TXU Corp.                                                286,446          18,691
Xcel Energy, Inc.                                        248,854           5,052
                                                                     -----------
                                                                         280,582
                                                                     -----------
TOTAL COMMON STOCK
(COST $5,350,276)                                                      8,137,160
                                                                     -----------


SECURITY                                             FACE AMOUNT        VALUE
  RATE, MATURITY DATE                                ($ X 1,000)     ($ X 1,000)
SHORT-TERM INVESTMENTS 0.1% OF NET ASSETS

COMMERCIAL PAPER & OTHER OBLIGATIONS 0.1%
--------------------------------------------------------------------------------
Wells Fargo, Grand Cayman Time Deposit
   5.06%, 08/01/07                                         4,333           4,333

U.S. TREASURY OBLIGATIONS 0.0%
--------------------------------------------------------------------------------
U.S. Treasury Bill
   4.66%, 09/20/07                                         1,000             994
                                                                     -----------
TOTAL SHORT-TERM INVESTMENTS
(COST $5,327)                                                              5,327
                                                                     -----------

END OF INVESTMENTS.

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
COLLATERAL INVESTED FOR SECURITIES ON LOAN 0.8%
OF NET ASSETS

Securities Lending Investment Fund, a series of
   the Brown Brothers Investment Trust                65,162,355          65,162

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

At 07/31/07 the tax basis cost of the fund's investments was $5,403,744 and the unrealized appreciation and depreciation were $3,154,160 and ($415,417), respectively, with a net unrealized appreciation of $2,738,743.

In addition to the above, the fund held the following at 07/31/07. All numbers are x1,000 except number of futures contracts.


                                         NUMBER OF      CONTRACT      UNREALIZED
                                         CONTRACTS        VALUE         LOSSES
FUTURES CONTRACT

S & P 500 Index, e-mini, Long,
expires 09/21/07                               80          5,848           (276)

*     Non-income producing security.
(a)   All or a portion of this security is on loan.
(b) All or a portion of this security is held as collateral for open futures contracts.
(c)   Issuer is affiliated with the fund's adviser.

SCHWAB CAPITAL TRUST
SCHWAB CORE EQUITY FUND(TM)

PORTFOLIO HOLDINGS As of July 31, 2007, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                        COST            VALUE
HOLDINGS BY CATEGORY                                 ($ X 1,000)     ($ X 1,000)
--------------------------------------------------------------------------------
100.0%  COMMON STOCK                                   1,739,763      1,950,894
  1.2%  SHORT-TERM INVESTMENTS                            23,621         23,621
--------------------------------------------------------------------------------
101.2%  TOTAL INVESTMENTS                              1,763,384      1,974,515
  8.3%  COLLATERAL INVESTED FOR
        SECURITIES ON LOAN                               162,366        162,366
(9.5)%  OTHER ASSETS AND
        LIABILITIES, NET                                               (184,835)
--------------------------------------------------------------------------------
100.0%  TOTAL NET ASSETS                                              1,952,046

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
COMMON STOCK 100.0% OF NET ASSETS

AUTOMOBILES & COMPONENTS 0.2%
--------------------------------------------------------------------------------
The Goodyear Tire & Rubber Co. *                         130,000           3,734

BANKS 0.5%
--------------------------------------------------------------------------------
Comerica, Inc.                                           172,500           9,084

CAPITAL GOODS 13.7%
--------------------------------------------------------------------------------
AGCO Corp. *                                             115,000           4,419
Emerson Electric Co. (a)                                 177,600           8,360
Foster Wheeler Ltd. *                                     25,000           2,810
General Dynamics Corp.                                    49,400           3,881
Lockheed Martin Corp. (a)                                682,400          67,203
Northrop Grumman Corp.                                   219,000          16,666
Raytheon Co. (a)                                       1,177,900          65,208
The Boeing Co. (a)                                       958,100          99,096
                                                                     -----------
                                                                         267,643
CONSUMER DURABLES & APPAREL 1.5%
--------------------------------------------------------------------------------
Hasbro, Inc.                                             481,700          13,497
Newell Rubbermaid, Inc.                                  493,900          13,064
NIKE, Inc., Class B                                       55,800           3,150
                                                                     -----------
                                                                          29,711
CONSUMER SERVICES 0.4%
--------------------------------------------------------------------------------
Service Corp. International                              664,000           8,048

DIVERSIFIED FINANCIALS 12.1%
--------------------------------------------------------------------------------
American Express Co. (a)                                 552,000          32,314
AmeriCredit Corp. (b)*                                    87,000           1,770
Ameriprise Financial, Inc.                               431,400          26,000
Bank of New York Mellon Corp.                            524,800          22,330
Federated Investors, Inc., Class B                       107,500           3,871
Franklin Resources, Inc.                                 403,100          51,343
JPMorgan Chase & Co.                                   2,201,900          96,906
Northern Trust Corp. (a)                                  42,500           2,654
                                                                     -----------
                                                                         237,188
ENERGY 7.7%
--------------------------------------------------------------------------------
Chevron Corp.                                            300,000          25,578
Exxon Mobil Corp. (a)                                    816,400          69,500
Holly Corp.                                              300,000          20,217
Marathon Oil Corp.                                       230,000          12,696
National-Oilwell Varco, Inc. *                            50,000           6,006
Occidental Petroleum Corp.                               300,000          17,016
                                                                     -----------
                                                                         151,013
FOOD & STAPLES RETAILING 0.1%
--------------------------------------------------------------------------------
The Kroger Co.                                            50,000           1,298

FOOD, BEVERAGE & TOBACCO 4.0%
--------------------------------------------------------------------------------
ConAgra Foods, Inc.                                      793,100          20,105
General Mills, Inc.                                      427,500          23,778
Reynolds American, Inc. (b)                               97,600           5,970
The Coca-Cola Co. (a)                                    540,500          28,165
                                                                     -----------
                                                                          78,018
HEALTH CARE EQUIPMENT & SERVICES 6.8%
--------------------------------------------------------------------------------
Aetna, Inc. (a)                                          495,800          23,833
AmerisourceBergen Corp.                                  106,200           5,003
Baxter International, Inc.                               493,400          25,953
Becton, Dickinson & Co.                                  122,300           9,339
CIGNA Corp.                                              324,600          16,762
Humana, Inc. *                                           254,200          16,292
McKesson Corp.                                           452,600          26,142
WellPoint, Inc. *                                        116,700           8,767
                                                                     -----------
                                                                         132,091
HOUSEHOLD & PERSONAL PRODUCTS 0.6%
--------------------------------------------------------------------------------
Energizer Holdings, Inc. *                                44,500           4,490
The Clorox Co.                                           140,000           8,464
                                                                     -----------
                                                                          12,954
INSURANCE 9.5%
--------------------------------------------------------------------------------
AFLAC, Inc.                                              160,100           8,344
American Financial Group, Inc. (b)                        54,000           1,517
Genworth Financial, Inc., Class A                        105,600           3,223
Lincoln National Corp.                                   214,500          12,939
Loews Corp. (b)                                          266,700          12,642
MetLife, Inc. (a)                                        838,800          50,512
Nationwide Financial Services, Inc., Class A (a)          80,000           4,553
Principal Financial Group, Inc.                          460,600          25,973
Prudential Financial, Inc.                               209,700          18,586
The Chubb Corp.                                          151,800           7,652
The Hartford Financial Services Group, Inc.              247,600          22,747
The Travelers Cos., Inc.                                 231,400          11,750
W. R. Berkley Corp.                                      160,700           4,728
                                                                     -----------
                                                                         185,166
MATERIALS 4.0%
--------------------------------------------------------------------------------
AK Steel Holding Corp. *                                 102,800           4,109
Albemarle Corp.                                          104,000           4,184

SCHWAB CORE EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
Celanese Corp., Series A                                 305,500          11,456
Freeport-McMoRan Copper & Gold, Inc.                      29,480           2,770
International Paper Co. (b)                              325,000          12,048
Monsanto Co.                                              74,400           4,795
Nucor Corp.                                              100,000           5,020
Pactiv Corp. *                                           251,000           7,934
Sonoco Products Co.                                      368,500          13,513
The Lubrizol Corp.                                       187,100          11,724
                                                                     -----------
                                                                          77,553
MEDIA 4.9%
--------------------------------------------------------------------------------
CBS Corp., Class B                                       926,000          29,373
Omnicom Group, Inc.                                      460,000          23,860
Regal Entertainment Group, Class A (b)                    77,000           1,647
The McGraw-Hill Cos., Inc.                               275,000          16,638
The Walt Disney Co.                                      710,400          23,443
                                                                     -----------
                                                                          94,961
PHARMACEUTICALS & BIOTECHNOLOGY 9.6%
--------------------------------------------------------------------------------
Applied Biosystems Group - Applera Corp. (a)             550,000          17,171
Biogen Idec, Inc. *                                      121,700           6,881
King Pharmaceuticals, Inc. (a)*                          630,000          10,716
Merck & Co., Inc.                                        960,700          47,699
Pfizer, Inc.                                           3,633,400          85,421
Schering-Plough Corp.                                    666,500          19,022
                                                                     -----------
                                                                         186,910
RETAILING 1.3%
--------------------------------------------------------------------------------
Expedia, Inc. (b)*                                       150,600           4,008
J.C. Penney Co., Inc.                                     67,244           4,575
Nordstrom, Inc.                                          209,000           9,944
Sears Holdings Corp. *                                    58,700           8,030
                                                                     -----------
                                                                          26,557
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.2%
--------------------------------------------------------------------------------
KLA-Tencor Corp.                                          60,000           3,407

SOFTWARE & SERVICES 5.6%
--------------------------------------------------------------------------------
BMC Software, Inc. (a)*                                  457,600          13,142
Cadence Design Systems, Inc. *                           600,000          12,840
Computer Sciences Corp. *                                155,600           8,807
Electronic Data Systems Corp. (a)                      1,826,200          49,289
McAfee, Inc. *                                           150,500           5,397
Synopsys, Inc. (a)*                                      502,800          12,298
Total System Services, Inc. (b)                          256,800           7,224
                                                                     -----------
                                                                         108,997
TECHNOLOGY HARDWARE & EQUIPMENT 10.1%
--------------------------------------------------------------------------------
Dolby Laboratories Inc., Class A *                       110,700           3,682
Hewlett-Packard Co. (a)                                1,717,500          79,056
International Business Machines Corp. (a)(b)             882,800          97,682
NCR Corp. *                                              126,000           6,580
Xerox Corp. (a)*                                         546,700           9,545
                                                                     -----------
                                                                         196,545
TELECOMMUNICATION SERVICES 3.5%
--------------------------------------------------------------------------------
AT&T, Inc.                                               212,421           8,318
CenturyTel, Inc.                                         197,400           9,055
Citizens Communications Co. (b)                        1,274,100          18,385
Qwest Communications International, Inc. (b)*          2,999,500          25,586
Telephone and Data Systems, Inc.                          70,000           4,648
Verizon Communications, Inc.                              56,300           2,400
                                                                     -----------
                                                                          68,392
TRANSPORTATION 0.3%
--------------------------------------------------------------------------------
Continental Airlines, Inc.,  Class B *                   169,300           5,335

UTILITIES 3.4%
--------------------------------------------------------------------------------
Edison International (a)                                 300,321          15,884
FirstEnergy Corp.                                        100,000           6,075
ONEOK, Inc. (b)                                          390,000          19,792
PG&E Corp.                                                57,000           2,440
Public Service Enterprise Group, Inc.                    160,000          13,784
The AES Corp. *                                          170,400           3,348
TXU Corp.                                                 76,100           4,966
                                                                     -----------
                                                                          66,289
                                                                     -----------
TOTAL COMMON STOCK
(COST $1,739,763)                                                      1,950,894
                                                                     -----------


SECURITY                                             FACE AMOUNT        VALUE
  RATE, MATURITY DATE                                ($ X 1,000)     ($ X 1,000)
SHORT-TERM INVESTMENTS 1.2% OF NET ASSETS

REPURCHASE AGREEMENT 1.2%
--------------------------------------------------------------------------------
Fixed Income Clearing Corp. dated 07/31/07, due
   08/01/07 at 5.00%, with a maturity value of
   $22,705 (fully collateralized by Federal Home
   Loan Bank with a value of $23,160.)                    22,702          22,702

U.S. TREASURY OBLIGATIONS 0.0%
--------------------------------------------------------------------------------
U.S. Treasury Bill
   4.78%, 09/20/07                                           475             472
   4.87%, 09/20/07                                           450             447
                                                                     -----------
                                                                             919
                                                                     -----------
TOTAL SHORT-TERM INVESTMENTS
(COST $23,621)                                                            23,621
                                                                     -----------

END OF INVESTMENTS.

SCHWAB CORE EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
COLLATERAL INVESTED FOR SECURITIES ON LOAN 8.3% OF NET ASSETS

State Street Navigator Security Lending Prime
   Portfolio                                         162,366,123         162,366

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

At 07/31/07 the tax basis cost of the fund's investments was $1,763,384, and the unrealized appreciation and depreciation were $257,502 and ($46,371), respectively, with a net unrealized appreciation of $211,131.

In addition to the above, the fund held the following at 07/31/07. All numbers are x1,000 except number of futures contracts.

                                          NUMBER OF      CONTRACT     UNREALIZED
                                          CONTRACTS        VALUE        LOSSES
FUTURES CONTRACT

S & P 500 Index, e-mini, Long,
expires 09/21/07                                100         7,310          (239)

*     Non-income producing security.
(a) All or a portion of this security is held as collateral for open futures contracts.
(b)   All or a portion of this security is on loan.

SCHWAB CAPITAL TRUST
SCHWAB DIVIDEND EQUITY FUND(TM)

PORTFOLIO HOLDINGS As of July 31, 2007, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                        COST            VALUE
HOLDINGS BY CATEGORY                                 ($ X 1,000)     ($ X 1,000)
--------------------------------------------------------------------------------
 99.4%  COMMON STOCK                                   1,810,264       2,054,666
  0.3%  SHORT-TERM INVESTMENTS                             6,316           6,316
--------------------------------------------------------------------------------
 99.7%  TOTAL INVESTMENTS                              1,816,580       2,060,982
  0.3%  OTHER ASSETS AND
        LIABILITIES, NET                                                   5,332
--------------------------------------------------------------------------------
100.0%  TOTAL NET ASSETS                                               2,066,314

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
COMMON STOCK 99.4% OF NET ASSETS

BANKS 8.3%
--------------------------------------------------------------------------------
BB&T Corp.                                               125,300           4,689
Comerica, Inc.                                           371,700          19,574
Fifth Third Bancorp                                      300,000          11,067
First Horizon National Corp.                             250,000           7,930
Freddie Mac                                              100,000           5,727
Huntington Bancshares, Inc.                              384,000           7,373
KeyCorp                                                  492,500          17,085
National City Corp.                                      384,800          11,309
PNC Financial Services Group, Inc. (a)                   318,400          21,221
Regions Financial Corp.                                  556,571          16,736
SunTrust Banks, Inc.                                     250,887          19,644
TCF Financial Corp.                                      415,300          10,212
Wachovia Corp.                                           305,700          14,432
Washington Mutual, Inc.                                  107,500           4,035
                                                                     -----------
                                                                         171,034
CAPITAL GOODS 8.7%
--------------------------------------------------------------------------------
Cooper Industries Ltd., Class A                          355,000          18,787
Eaton Corp.                                              210,000          20,408
Emerson Electric Co.                                     423,600          19,939
Harsco Corp.                                             209,400          11,027
Lockheed Martin Corp.                                    324,000          31,907
Northrop Grumman Corp.                                   265,400          20,197
Raytheon Co.                                             487,100          26,966
The Boeing Co. (a)                                       245,000          25,340
Tyco International Ltd.                                  100,000           4,729
                                                                     -----------
                                                                         179,300
COMMERCIAL SERVICES & SUPPLIES 3.3%
--------------------------------------------------------------------------------
Avery Dennison Corp.                                     315,000          19,322
R.R. Donnelley & Sons Co.                                410,000          17,327
Republic Services, Inc.                                  290,000           9,265
Waste Management, Inc.                                   590,000          22,438
                                                                     -----------
                                                                          68,352
CONSUMER DURABLES & APPAREL 3.0%
--------------------------------------------------------------------------------
Hasbro, Inc.                                             475,000          13,309
Mattel, Inc.                                             800,000          18,328
Newell Rubbermaid, Inc.                                  862,600          22,816
NIKE, Inc., Class B                                      125,000           7,056
                                                                     -----------
                                                                          61,509
DIVERSIFIED FINANCIALS 5.9%
--------------------------------------------------------------------------------
American Express Co.                                     325,000          19,026
Bank of America Corp. (a)                                500,400          23,729
Bank of New York Mellon Corp.                            879,845          37,437
Citigroup, Inc.                                          385,000          17,929
JPMorgan Chase & Co. (a)                                 525,584          23,131
                                                                     -----------
                                                                         121,252
ENERGY 7.2%
--------------------------------------------------------------------------------
Boardwalk Pipeline Partners LP                           191,500           6,942
Chevron Corp.                                            375,000          31,972
Exxon Mobil Corp.                                        320,800          27,310
Marathon Oil Corp.                                       400,000          22,080
Occidental Petroleum Corp.                               420,000          23,822
Schlumberger Ltd.                                        153,400          14,530
Tesoro Corp.                                             460,000          22,908
                                                                     -----------
                                                                         149,564
FOOD & STAPLES RETAILING 0.5%
--------------------------------------------------------------------------------
The Kroger Co.                                           450,000          11,682

FOOD, BEVERAGE & TOBACCO 9.5%
--------------------------------------------------------------------------------
Altria Group, Inc.                                       260,000          17,282
Anheuser-Busch Cos., Inc.                                400,000          19,508
ConAgra Foods, Inc.                                      650,000          16,478
General Mills, Inc.                                      370,000          20,579
H.J. Heinz Co.                                           485,000          21,224
Kellogg Co. (a)                                          340,000          17,615
Loews Corp. - Carolina Group                             265,000          20,084
Reynolds American, Inc. (a)                              426,400          26,083
The Coca-Cola Co.                                        406,000          21,157
UST, Inc. (a)                                            300,500          16,092
                                                                     -----------
                                                                         196,102
HEALTH CARE EQUIPMENT & SERVICES 3.0%
--------------------------------------------------------------------------------
AmerisourceBergen Corp.                                  150,000           7,067
Baxter International, Inc.                               325,000          17,095
Becton, Dickinson & Co.                                  254,000          19,395
McKesson Corp.                                           310,000          17,906
                                                                     -----------
                                                                          61,463
HOUSEHOLD & PERSONAL PRODUCTS 2.6%
--------------------------------------------------------------------------------
Colgate-Palmolive Co.                                    235,000          15,510
Kimberly-Clark Corp.                                     335,000          22,536
The Procter & Gamble Co.                                 253,950          15,709
                                                                     -----------
                                                                          53,755
INSURANCE 5.9%
--------------------------------------------------------------------------------
AON Corp. (a)                                            396,250          15,866
Cincinnati Financial Corp.                               235,000           9,212
HCC Insurance Holdings, Inc.                             385,000          11,273
Lincoln National Corp.                                   300,000          18,096

SCHWAB DIVIDEND EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
Principal Financial Group, Inc.                          215,000          12,124
The Allstate Corp.                                       363,200          19,304
The Chubb Corp.                                          351,000          17,694
The Travelers Cos., Inc. (a)                             358,000          18,179
                                                                     -----------
                                                                         121,748
MATERIALS 7.9%
--------------------------------------------------------------------------------
E.I. du Pont de Nemours & Co.                            335,000          15,655
Eastman Chemical Co.                                     240,000          16,517
International Paper Co.                                  500,000          18,535
Lyondell Chemical Co.                                    300,000          13,470
PPG Industries, Inc.                                     245,500          18,724
Rohm & Haas Co.                                          309,000          17,465
Sonoco Products Co.                                      330,000          12,101
Temple-Inland, Inc.                                      338,300          19,665
The Dow Chemical Co.                                     362,800          15,774
The Lubrizol Corp.                                       250,000          15,665
                                                                     -----------
                                                                         163,571
MEDIA 1.9%
--------------------------------------------------------------------------------
CBS Corp., Class B                                       500,000          15,860
Regal Entertainment Group, Class A                       500,000          10,695
The McGraw-Hill Cos., Inc.                               200,000          12,100
                                                                     -----------
                                                                          38,655
PHARMACEUTICALS & BIOTECHNOLOGY 7.8%
--------------------------------------------------------------------------------
Abbott Laboratories                                      425,000          21,543
Bristol-Myers Squibb Co.                                 675,000          19,177
Eli Lilly and Co.                                        444,000          24,016
Johnson & Johnson                                        387,000          23,414
Merck & Co., Inc.                                        510,000          25,322
PerkinElmer, Inc.                                        270,500           7,528
Pfizer, Inc.                                           1,000,000          23,510
Schering-Plough Corp.                                    410,000          11,701
Wyeth                                                     95,000           4,609
                                                                     -----------
                                                                         160,820
RETAILING 0.5%
--------------------------------------------------------------------------------
Genuine Parts Co.                                        121,000           5,757
Nordstrom, Inc.                                          125,000           5,948
                                                                     -----------
                                                                          11,705
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 2.2%
--------------------------------------------------------------------------------
Applied Materials, Inc.                                  800,000          17,632
Intel Corp.                                              550,000          12,991
Microchip Technology, Inc.                               300,000          10,893
Xilinx, Inc.                                             191,600           4,790
                                                                     -----------
                                                                          46,306
SOFTWARE & SERVICES 2.9%
--------------------------------------------------------------------------------
Electronic Data Systems Corp.                            608,000          16,410
FactSet Research Systems, Inc.                           100,900           6,658
Microsoft Corp.                                          900,000          26,091
Paychex, Inc.                                            266,300          11,020
                                                                     -----------
                                                                          60,179
TECHNOLOGY HARDWARE & EQUIPMENT 2.9%
--------------------------------------------------------------------------------
Harris Corp.                                             180,000           9,878
Hewlett-Packard Co.                                      520,000          23,936
International Business Machines Corp.                    230,000          25,449
                                                                     -----------
                                                                          59,263
TELECOMMUNICATION SERVICES 5.5%
--------------------------------------------------------------------------------
ALLTEL Corp. (a)                                         184,800          12,188
AT&T, Inc.                                             1,253,407          49,083
Citizens Communications Co.                            1,180,000          17,027
Embarq Corp.                                             210,000          12,976
Verizon Communications, Inc.                             527,300          22,474
                                                                     -----------
                                                                         113,748
UTILITIES 9.9%
--------------------------------------------------------------------------------
Alliant Energy Corp.                                     455,000          16,812
American Electric Power Co., Inc.                        451,000          19,614
DTE Energy Co.                                           425,000          19,711
Edison International                                     441,000          23,324
FirstEnergy Corp.                                        364,100          22,119
Northeast Utilities                                      300,000           8,202
ONEOK, Inc.                                              125,000           6,344
PG&E Corp.                                               435,000          18,622
Progress Energy, Inc.                                    375,000          16,373
Public Service Enterprise Group, Inc.                    225,000          19,384
TECO Energy, Inc.                                        600,000           9,684
TXU Corp.                                                375,000          24,469
                                                                     -----------
                                                                         204,658
                                                                     -----------
TOTAL COMMON STOCK
(COST $1,810,264)                                                      2,054,666
                                                                     -----------

SECURITY                                             FACE AMOUNT        VALUE
  RATE, MATURITY DATE                                ($ X 1,000)     ($ X 1,000)
SHORT-TERM INVESTMENTS 0.3% OF NET ASSETS

COMMERCIAL PAPER & OTHER OBLIGATIONS 0.3%
--------------------------------------------------------------------------------
JP Morgan, Grand Cayman Time Deposit
   5.06%, 08/01/07                                         6,068           6,068

U.S. TREASURY OBLIGATIONS 0.0%
--------------------------------------------------------------------------------
U.S. Treasury Bill
   4.61%, 09/20/07                                           250             248
                                                                     -----------
TOTAL SHORT-TERM INVESTMENTS
(COST $6,316)                                                              6,316
                                                                     -----------

END OF INVESTMENTS.

At 07/31/07 the tax basis cost of the fund's investments was $1,816,580, and the unrealized appreciation and depreciation were $285,866 and ($41,464), respectively, with a net unrealized appreciation of $244,402.

In addition to the above, the fund held the following at 07/31/07. All numbers are x1,000 except number of futures contracts.

SCHWAB DIVIDEND EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                         NUMBER OF      CONTRACT      UNREALIZED
                                         CONTRACTS        VALUE         LOSSES
FUTURES CONTRACT

S & P 500 Index, e-mini, Long,
expires 09/21/07                                45         3,289           (154)

(a) All or a portion of this security is held as collateral for open futures contracts.

SCHWAB CAPITAL TRUST
SCHWAB SMALL-CAP EQUITY FUND(TM)

PORTFOLIO HOLDINGS As of July 31, 2007, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                       COST             VALUE
HOLDINGS BY CATEGORY                                ($ X 1,000)      ($ X 1,000)
--------------------------------------------------------------------------------
 98.7%  COMMON STOCK                                    979,528       1,051,339
  0.5%  FOREIGN COMMON STOCK                              5,171           4,804
  0.8%  SHORT-TERM INVESTMENTS                            9,013           9,013
-------------------------------------------------------------------------------
100.0%  TOTAL INVESTMENTS                               993,712       1,065,156
  5.8%  COLLATERAL INVESTED FOR
        SECURITIES ON LOAN                               61,919          61,919
(5.8)%  OTHER ASSETS AND
        LIABILITIES, NET                                                (61,474)
-------------------------------------------------------------------------------
100.0%  TOTAL NET ASSETS                                              1,065,601

                                                     NUMBER OF          VALUE
SECURITY                                              SHARES         ($ X 1,000)
COMMON STOCK 98.7% OF NET ASSETS

AUTOMOBILES & COMPONENTS 0.3%
--------------------------------------------------------------------------------
Standard Motor Products, Inc.                          153,300             1,908
Winnebago Industries, Inc. (a)                          48,100             1,298
                                                                     -----------
                                                                           3,206
BANKS 1.7%
--------------------------------------------------------------------------------
BancFirst Corp.                                         51,700             2,089
BancorpSouth, Inc.                                     100,700             2,351
Bank of Hawaii Corp. (b)                               101,300             4,865
City Holding Co.                                        28,600               940
Commerce Bancshares, Inc.                               34,300             1,525
First Citizens BancShares, Inc., Class A                   900               162
Ocwen Financial Corp. (a)*                              60,000               650
SVB Financial Group *                                   51,100             2,692
WesBanco, Inc.                                          39,200               864
Whitney Holding Corp.                                   57,800             1,444
                                                                     -----------
                                                                          17,582
CAPITAL GOODS 15.9%
--------------------------------------------------------------------------------
Accuride Corp. *                                        106,300            1,500
Acuity Brands, Inc. (a)                                 347,300           20,525
AGCO Corp. (a)*                                         442,300           16,998
Belden CDT, Inc.                                        337,600           18,494
Cascade Corp.                                             9,600              651
Crane Co.                                               338,800           15,537
Cubic Corp.                                              50,500            1,390
EMCOR Group, Inc. *                                     982,000           35,254
GrafTech International Ltd. *                           573,900            8,890
Teleflex, Inc.                                          365,700           27,950
Thomas & Betts Corp. (b)*                               216,000           13,349
Wabtec Corp.                                            228,000            9,311
                                                                     -----------
                                                                         169,849
COMMERCIAL SERVICES & SUPPLIES 5.9%
--------------------------------------------------------------------------------
ABM Industries, Inc.                                    528,400           13,295
CBIZ, Inc. *                                            305,500            2,080
Heidrick & Struggles International, Inc. *              287,900           15,472
IHS, Inc., Class A *                                     93,400            4,429
IKON Office Solutions, Inc.                           1,022,500           14,172
Spherion Corp. *                                        465,700            4,112
Steelcase, Inc., Class A                                 45,100              785
Viad Corp.                                              250,700            9,013
                                                                     -----------
                                                                          63,358
CONSUMER DURABLES & APPAREL 5.1%
--------------------------------------------------------------------------------
American Greetings Corp., Class A                       305,800            7,563
Blyth, Inc.                                             677,000           15,111
Deckers Outdoor Corp. (a)*                               28,200            2,907
Kellwood Co. (a)                                        476,300           12,212
Phillips-Van Heusen Corp.                               315,000           16,399
                                                                     -----------
                                                                          54,192
CONSUMER SERVICES 5.0%
--------------------------------------------------------------------------------
Career Education Corp. *                                350,000           10,388
CPI Corp.                                                50,400            2,961
DeVry, Inc.                                             836,500           27,103
IHOP Corp. (a)                                          142,900            9,321
Service Corp. International                             295,500            3,581
                                                                     -----------
                                                                          53,354
DIVERSIFIED FINANCIALS 1.9%
--------------------------------------------------------------------------------
Advanta Corp., Class B                                   60,300            1,547
Federated Investors, Inc., Class B                      454,800           16,377
SWS Group, Inc.                                         115,150            2,033
                                                                     -----------
                                                                          19,957
ENERGY 4.2%
--------------------------------------------------------------------------------
Global Industries Ltd. *                                987,800           25,584
Parker Drilling Co. *                                 1,625,100           15,308
USEC, Inc. (a)*                                         221,000            3,711
                                                                     -----------
                                                                          44,603
FOOD, BEVERAGE & TOBACCO 1.2%
--------------------------------------------------------------------------------
Alliance One International, Inc. *                      666,000            5,761
Seaboard Corp.                                            1,693            3,386
Universal Corp.                                          65,300            3,605
                                                                     -----------
                                                                          12,752
HEALTH CARE EQUIPMENT & SERVICES 8.5%
--------------------------------------------------------------------------------
American Dental Partners, Inc. *                         85,800            2,202
Analogic Corp.                                          195,600           12,986
Apria Healthcare Group, Inc. *                           11,400              299
CONMED Corp. *                                           69,800            1,947
CorVel Corp. *                                          302,600            8,049
Emergency Medical Services Corp., Class A *              85,200            3,324
Greatbatch, Inc. *                                      338,200           10,494

SCHWAB SMALL-CAP EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                     NUMBER OF          VALUE
SECURITY                                              SHARES         ($ X 1,000)
Healthspring, Inc. *                                     29,000              496
Magellan Health Services, Inc. *                        720,700           30,140
MedCath Corp. *                                         492,500           14,918
Sierra Health Services, Inc. (b)*                       139,000            5,649
                                                                     -----------
                                                                          90,504

HOUSEHOLD & PERSONAL PRODUCTS 1.6%
--------------------------------------------------------------------------------
NBTY, Inc. (a)*                                         394,900           17,194

INSURANCE 6.7%
--------------------------------------------------------------------------------
Alleghany Corp. *                                        13,213            5,549
American Financial Group, Inc. (a)                      198,300            5,570
American Physicians Capital, Inc. *                     184,050            6,979
Amerisafe, Inc. *                                        58,500              982
CNA Surety Corp. *                                       16,600              281
Delphi Financial Group, Inc., Class A (b)               338,625           13,603
FBL Financial Group, Inc., Class A                       53,900            1,897
Hanover Insurance Group, Inc.                            93,200            4,091
Harleysville Group, Inc.                                192,200            5,383
HCC Insurance Holdings, Inc. (a)                        245,700            7,194
Meadowbrook Insurance Group, Inc. *                      68,900              619
Philadelphia Consolidated Holding Corp. *               154,300            5,576
ProAssurance Corp. *                                     11,000              543
Reinsurance Group of America, Inc.                       63,500            3,385
Safety Insurance Group, Inc.                            162,000            5,395
Selective Insurance Group, Inc.                          39,100              802
StanCorp Financial Group, Inc.                           21,800            1,024
State Auto Financial Corp.                                7,700              199
The Navigators Group, Inc. *                                200               10
United America Indemnity Ltd., Class A *                102,400            2,200
                                                                     -----------
                                                                          71,282
MATERIALS 9.7%
--------------------------------------------------------------------------------
AK Steel Holding Corp. (a)*                             216,100            8,637
Albemarle Corp.                                         140,000            5,632
Ashland, Inc.                                            43,300            2,644
Carpenter Technology Corp.                               57,700            6,848
CF Industries Holdings, Inc.                             60,300            3,466
FMC Corp.                                                25,000            2,228
Greif, Inc., Class A                                    191,000           10,505
H.B. Fuller Co.                                         586,900           16,216
Headwaters, Inc. (a)*                                   624,400           10,072
OM Group, Inc. *                                        157,600            7,634
Packaging Corp. of America                               64,500            1,646
Rockwood Holdings, Inc. *                               187,800            6,496
Schweitzer-Mauduit International, Inc.                   23,600              539
Sonoco Products Co.                                     303,100           11,115
Spartech Corp.                                          436,900            9,634
                                                                     -----------
                                                                         103,312
MEDIA 3.8%
--------------------------------------------------------------------------------
DreamWorks Animation SKG, Inc., Class A *               334,700           10,375
Gemstar -- TV Guide International, Inc. *             1,094,900            6,285
Regal Entertainment Group, Class A (a)                  107,000            2,289
Sinclair Broadcast Group, Inc., Class A               1,614,200           21,049
                                                                     -----------
                                                                          39,998
PHARMACEUTICALS & BIOTECHNOLOGY 2.4%
--------------------------------------------------------------------------------
Invitrogen Corp. *                                       25,400            1,824
MGI Pharma, Inc. *                                      814,800           20,394
OSI Pharmaceuticals, Inc. (a)*                            7,600              245
Regeneron Pharmaceuticals, Inc. *                        67,400            1,004
Sciele Pharma, Inc. (a)*                                110,400            2,560
                                                                     -----------
                                                                          26,027
REAL ESTATE 0.0%
--------------------------------------------------------------------------------
Essex Property Trust, Inc.                                1,500              161
Kilroy Realty Corp.                                       2,000              129
                                                                     -----------
                                                                             290
RETAILING 4.6%
--------------------------------------------------------------------------------
Blockbuster, Inc., Class A (a)*                         615,000            2,638
FTD Group, Inc.                                         163,700            2,703
Payless ShoeSource, Inc. (b)*                           699,500           18,621
The Gymboree Corp. *                                     65,200            2,807
The Men's Wearhouse, Inc.                               428,700           21,178
The Pep Boys - Manny, Moe & Jack (a)                     62,800            1,063
                                                                     -----------
                                                                          49,010
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 2.6%
--------------------------------------------------------------------------------
Advanced Energy Industries, Inc. *                      373,600            6,617
Credence Systems Corp. *                              2,585,900            9,180
Photronics, Inc. *                                       85,100            1,193
Silicon Storage Technology, Inc. *                       54,500              197
Teradyne, Inc. *                                        287,000            4,503
Zoran Corp. *                                           292,900            5,521
                                                                     -----------
                                                                          27,211
SOFTWARE & SERVICES 9.6%
--------------------------------------------------------------------------------
Ariba, Inc. *                                           387,200            3,233
Aspen Technology, Inc. *                                134,700            1,670
Convergys Corp. *                                       249,100            4,745
CSG Systems International, Inc. *                     1,041,700           26,063
FactSet Research Systems, Inc.                           63,400            4,184
Forrester Research, Inc. *                              159,500            3,959
Global Payments, Inc.                                    98,400            3,680
Greenfield Online, Inc. *                               212,900            3,458
Hewitt Associates, Inc., Class A *                      140,100            4,192
j2 Global Communications, Inc. *                         37,800            1,234
Keynote Systems, Inc. *                                  44,100              661
MICROS Systems, Inc. *                                   37,200            1,982
Novell, Inc. *                                        1,333,300            8,946
SPSS, Inc. *                                             52,600            2,159

SCHWAB SMALL-CAP EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                     NUMBER OF          VALUE
SECURITY                                              SHARES         ($ X 1,000)
Sybase, Inc. *                                          557,000           13,212
Sykes Enterprises, Inc. *                               767,800           12,853
Synopsys, Inc. *                                        237,400            5,807
                                                                     -----------
                                                                         102,038
TECHNOLOGY HARDWARE & EQUIPMENT 5.1%
--------------------------------------------------------------------------------
ADC Telecommunications, Inc. *                           37,300              697
AVX Corp. (a)                                            12,400              198
C-COR, Inc. *                                           814,600           10,957
Coherent, Inc. *                                        255,300            7,391
Dolby Laboratories Inc., Class A *                      235,600            7,836
Emulex Corp. *                                          420,900            8,334
Littelfuse, Inc. *                                       15,500              505
Methode Electronics, Inc.                               624,500           10,098
Mettler-Toledo International, Inc. *                     24,800            2,360
Vishay Intertechnology, Inc. *                          406,700            6,308
                                                                     -----------
                                                                          54,684
TELECOMMUNICATION SERVICES 0.5%
--------------------------------------------------------------------------------
Rural Cellular Corp., Class A *                         110,900            4,731
Syniverse Holdings, Inc. *                               54,500              733
                                                                     -----------
                                                                           5,464
TRANSPORTATION 1.8%
--------------------------------------------------------------------------------
Con-way, Inc.                                           172,900            8,539
Continental Airlines, Inc., Class B (a)*                237,500            7,484
Horizon Lines, Inc., Class A                            102,900            2,970
                                                                     -----------
                                                                          18,993
UTILITIES 0.6%
--------------------------------------------------------------------------------
ALLETE, Inc.                                            147,800            6,479
                                                                     -----------
TOTAL COMMON STOCK
(COST $979,528)                                                        1,051,339
                                                                     -----------

--------------------------------------------------------------------------------
FOREIGN COMMON STOCK 0.5% OF NET ASSETS

BERMUDA 0.5%
--------------------------------------------------------------------------------

INSURANCE 0.5%
--------------------------------------------------------------------------------
Platinum Underwriters Holdings Ltd.                     144,700            4,804
                                                                     -----------
TOTAL FOREIGN COMMON STOCK
(COST $5,171)                                                              4,804
                                                                     -----------

--------------------------------------------------------------------------------

SECURITY                                            FACE AMOUNT         VALUE
  RATE, MATURITY DATE                               ($ X 1,000)      ($ X 1,000)

SHORT-TERM INVESTMENTS 0.8% OF NET ASSETS
--------------------------------------------------------------------------------

COMMERCIAL PAPER & OTHER OBLIGATIONS 0.8%
--------------------------------------------------------------------------------
J P Morgan Grand Cayman Time Deposit
  5.06%, 08/01/07                                         8,655            8,655

U.S. TREASURY OBLIGATIONS 0.0%
--------------------------------------------------------------------------------
U.S. Treasury Bill
  4.66%, 09/20/07                                           360              358
                                                                     -----------
TOTAL SHORT-TERM INVESTMENTS
(COST $9,013)                                                              9,013
                                                                     -----------

END OF INVESTMENTS.

                                                     NUMBER OF          VALUE
SECURITY                                              SHARES         ($ X 1,000)
COLLATERAL INVESTED FOR SECURITIES ON LOAN 5.8% OF NET ASSETS

Securities Lending Investment Fund, a series of
  the Brown Brothers Investment Trust                61,918,640           61,919

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

At 07/31/07, the tax basis cost of the fund's investments was $994,092 and the unrealized appreciation and depreciation were $116,561 and (45,497), respectively, with a net unrealized appreciation of $71,064.

In addition to the above, the fund held the following at 07/31/07. All numbers are x 1,000 except number of futures contracts.

                                         NUMBER OF      CONTRACT      UNREALIZED
                                         CONTRACTS        VALUE         LOSSES
FUTURES CONTRACT

Russell 2000 Index,
Long, expires 09/20/07                          20         7,810           (667)

* Non-income producing security.
(a) All or a portion of this security is on loan.
(b) All or a portion of this security is held as collateral for open futures contracts.

SCHWAB CAPITAL TRUST
SCHWAB HEDGED EQUITY FUND(TM)

PORTFOLIO HOLDINGS As of July 31, 2007, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                       COST            VALUE
HOLDINGS BY CATEGORY                                ($ X 1,000)     ($ X 1,000)
--------------------------------------------------------------------------------
  98.4%  COMMON STOCK                                 1,294,213       1,433,572
   1.4%  SHORT-TERM INVESTMENTS                          19,745          19,745
--------------------------------------------------------------------------------
  99.8%  TOTAL INVESTMENTS                            1,313,958       1,453,317
(33.6)%  SHORT SALES                                   (498,832)       (489,325)
  33.8%  OTHER ASSETS AND
         LIABILITIES, NET                                               492,509
--------------------------------------------------------------------------------
 100.0%  TOTAL NET ASSETS                                             1,456,501

                                                     NUMBER OF          VALUE
SECURITY                                              SHARES         ($ X 1,000)

COMMON STOCK 98.4% OF NET ASSETS

AUTOMOBILES & COMPONENTS 0.8%
--------------------------------------------------------------------------------
The Goodyear Tire & Rubber Co. (a)*                     427,700           12,284

BANKS 1.1%
--------------------------------------------------------------------------------
Comerica, Inc. (a)                                       45,800            2,412
KeyCorp (a)                                             375,500           13,026
                                                                     -----------
                                                                          15,438
CAPITAL GOODS 12.8%
--------------------------------------------------------------------------------
Acuity Brands, Inc. (a)                                  86,700            5,124
AGCO Corp. (a)*                                         263,600           10,130
Cooper Industries Ltd., Class A (a)                     229,200           12,129
EMCOR Group, Inc. (a)*                                1,082,800           38,873
Emerson Electric Co. (a)                                 91,400            4,302
ITT Corp. (a)                                           141,500            8,898
Lockheed Martin Corp. (a)                               163,300           16,082
Raytheon Co. (a)                                        446,600           24,724
Teleflex, Inc. (a)                                      209,800           16,035
The Boeing Co. (a)                                      266,400           27,554
Thomas & Betts Corp. (a)*                               281,300           17,384
Wabtec Corp.                                            112,400            4,590
                                                                     -----------
                                                                         185,825
COMMERCIAL SERVICES & SUPPLIES 1.0%
--------------------------------------------------------------------------------
IKON Office Solutions, Inc. (a)                         280,900            3,893
Waste Management, Inc. (a)                              297,800           11,326
                                                                     -----------
                                                                          15,219
CONSUMER DURABLES & APPAREL 7.1%
--------------------------------------------------------------------------------
Blyth, Inc. (a)                                          67,900            1,515
Hasbro, Inc. (a)                                        951,000           26,647
Mattel, Inc. (a)                                        209,600            4,802
Newell Rubbermaid, Inc. (a)                             862,400           22,810
Phillips-Van Heusen Corp. (a)                           425,600           22,157
Polo Ralph Lauren Corp. (a)                             128,000           11,437
Snap-on, Inc.                                           273,800           14,328
                                                                     -----------
                                                                         103,696
CONSUMER SERVICES 0.2%
--------------------------------------------------------------------------------
DeVry, Inc. (a)                                         102,900            3,334

DIVERSIFIED FINANCIALS 5.2%
--------------------------------------------------------------------------------
American Express Co. (a)                                 58,600            3,430
Ameriprise Financial, Inc. (a)                           10,000              603
Bank of America Corp. (a)                               343,200           16,275
Federated Investors, Inc., Class B (a)                  244,500            8,804
Franklin Resources, Inc. (a)                            147,200           18,749
JPMorgan Chase & Co. (a)                                397,500           17,494
Northern Trust Corp. (a)                                125,700            7,851
State Street Corp.                                       31,400            2,105
                                                                     -----------
                                                                          75,311
ENERGY 6.2%
--------------------------------------------------------------------------------
Exxon Mobil Corp. (a)                                   339,600           28,910
Global Industries Ltd. *                                881,900           22,841
Holly Corp.                                             139,800            9,421
Occidental Petroleum Corp.                              514,200           29,166
Parker Drilling Co. *                                    18,400              173
                                                                     -----------
                                                                          90,511
FOOD, BEVERAGE & TOBACCO 4.3%
--------------------------------------------------------------------------------
ConAgra Foods, Inc. (a)                               1,142,400           28,960
General Mills, Inc. (a)                                 370,500           20,607
H.J. Heinz Co. (a)                                      147,600            6,459
The Coca-Cola Co. (a)                                   124,100            6,467
                                                                     -----------
                                                                          62,493
HEALTH CARE EQUIPMENT & SERVICES 9.0%
--------------------------------------------------------------------------------
Aetna, Inc. (a)                                          51,500            2,475
Baxter International, Inc. (a)                          319,500           16,806
Becton, Dickinson & Co. (a)                             294,700           22,503
CIGNA Corp. (a)                                          59,700            3,083
Humana, Inc. (a)*                                       172,100           11,030
Magellan Health Services, Inc. (a)*                     570,000           23,837
McKesson Corp. (a)                                      713,400           41,206
WellPoint, Inc. (a)*                                    104,045            7,816
Zimmer Holdings, Inc. *                                  25,100            1,952
                                                                     -----------
                                                                         130,708
HOUSEHOLD & PERSONAL PRODUCTS 1.7%
--------------------------------------------------------------------------------
Energizer Holdings, Inc. *                              125,200           12,633
The Clorox Co. (a)                                      194,300           11,747
                                                                     -----------
                                                                          24,380
INSURANCE 7.7%
--------------------------------------------------------------------------------
American Financial Group, Inc. (a)                       78,750            2,212
Genworth Financial, Inc., Class A (a)                    27,600              842
Harleysville Group, Inc. (a)                            120,500            3,375
Loews Corp. (a)                                         630,000           29,862
MetLife, Inc. (a)                                       122,100            7,353

SCHWAB HEDGED EQUITY FUND
PORTFOLIO HOLDINGS (Unaudited) continued

                                                     NUMBER OF          VALUE
SECURITY                                              SHARES         ($ X 1,000)
Nationwide Financial Services, Inc., Class A (a)        105,800            6,021
Philadelphia Consolidated Holding Corp. (a)*              5,100              184
Principal Financial Group, Inc. (a)                     515,100           29,047
Prudential Financial, Inc.                              214,200           18,985
The Chubb Corp. (a)                                      14,200              716
W. R. Berkley Corp. (a)                                 445,012           13,092
                                                                     -----------
                                                                         111,689
MATERIALS 4.8%
--------------------------------------------------------------------------------
Celanese Corp., Series A (a)                            155,800            5,843
H.B. Fuller Co. (a)                                     198,300            5,479
International Paper Co. (a)                             251,800            9,334
Nucor Corp. (a)                                         225,200           11,305
Pactiv Corp. (a)*                                       103,500            3,272
Rockwood Holdings, Inc. *                                62,700            2,169
Rohm & Haas Co. (a)                                      71,300            4,030
Sigma-Aldrich Corp.                                      59,300            2,687
Sonoco Products Co. (a)                                 387,300           14,202
Spartech Corp.                                          140,300            3,094
The Lubrizol Corp. (a)                                  133,200            8,346
                                                                     -----------
                                                                          69,761
MEDIA 2.8%
--------------------------------------------------------------------------------
Citadel Broadcasting Corp.                                4,530               23
DreamWorks Animation SKG, Inc., Class A (a)*            317,900            9,855
Regal Entertainment Group, Class A                      206,100            4,408
Sinclair Broadcast Group, Inc., Class A                  13,800              180
The McGraw-Hill Cos., Inc. (a)                          397,200           24,031
The Walt Disney Co. (a)                                  59,000            1,947
                                                                     -----------
                                                                          40,444
PHARMACEUTICALS & BIOTECHNOLOGY 5.6%
--------------------------------------------------------------------------------
Applied Biosystems Group - Applera Corp. (a)            767,500           23,961
Forest Laboratories, Inc. (a)*                           99,000            3,980
King Pharmaceuticals, Inc. (a)*                         734,600           12,496
Merck & Co., Inc. (a)                                   163,400            8,113
Pfizer, Inc. (a)                                        230,600            5,421
Schering-Plough Corp. (a)                               993,200           28,346
                                                                     -----------
                                                                          82,317
REAL ESTATE 0.0%
--------------------------------------------------------------------------------
CB Richard Ellis Group, Inc., Class A *                   6,000              209

RETAILING 5.3%
--------------------------------------------------------------------------------
Big Lots, Inc. (a)*                                   1,514,600           39,168
Blockbuster, Inc., Class A (a)*                         666,436            2,859
Expedia, Inc. *                                          38,000            1,011
J.C. Penney Co., Inc.                                    12,500              851
Nordstrom, Inc.                                          91,800            4,368
Payless ShoeSource, Inc. (a)*                         1,011,700           26,931
The Dress Barn, Inc. (a)*                                76,700            1,395
                                                                     -----------
                                                                          76,583
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.5%
--------------------------------------------------------------------------------
KLA-Tencor Corp.                                         97,200            5,520
Semtech Corp. *                                          49,600              806
Teradyne, Inc. *                                         76,400            1,199
                                                                     -----------
                                                                           7,525
SOFTWARE & SERVICES 8.1%
--------------------------------------------------------------------------------
BMC Software, Inc. (a)*                                 803,300           23,071
Cadence Design Systems, Inc. (a)*                       335,700            7,184
Electronic Data Systems Corp. (a)                        85,700            2,313
Global Payments, Inc. (a)                               383,800           14,354
Hewitt Associates, Inc., Class A *                       83,500            2,498
j2 Global Communications, Inc. *                        342,100           11,166
MasterCard, Inc., Class A (a)                           191,500           30,793
Sybase, Inc. (a)*                                       454,500           10,781
Synopsys, Inc. (a)*                                     668,800           16,359
                                                                     -----------
                                                                         118,519
TECHNOLOGY HARDWARE & EQUIPMENT 4.4%
--------------------------------------------------------------------------------
Agilent Technologies, Inc. (a)*                          33,100            1,263
Dolby Laboratories Inc., Class A (a)*                   548,600           18,247
Hewlett-Packard Co. (a)                                 508,000           23,383
International Business Machines Corp. (a)               117,500           13,001
Mettler-Toledo International, Inc. *                     21,700            2,065
NCR Corp. *                                               6,500              339
Trimble Navigation Ltd. *                               172,000            5,681
Vishay Intertechnology, Inc. *                           21,700              337
                                                                     -----------
                                                                          64,316
TELECOMMUNICATION SERVICES 2.7%
--------------------------------------------------------------------------------
CenturyTel, Inc. (a)                                    523,300           24,004
Citizens Communications Co. (a)                         841,300           12,140
Qwest Communications International, Inc. (a)*           298,900            2,549
                                                                     -----------
                                                                          38,693
TRANSPORTATION 1.8%
--------------------------------------------------------------------------------
Con-way, Inc.                                           344,400           17,010
Continental Airlines, Inc., Class B (a)*                288,200            9,081
Union Pacific Corp.                                       2,100              250
                                                                     -----------
                                                                          26,341
UTILITIES 5.3%
--------------------------------------------------------------------------------
Allegheny Energy, Inc. (a)*                              54,600            2,852
Dynegy, Inc., Class A (a)*                              659,400            5,875
FirstEnergy Corp. (a)                                   203,900           12,387
ONEOK, Inc.                                             693,500           35,195
Public Service Enterprise Group, Inc.                   251,500           21,667
                                                                     -----------
                                                                          77,976
                                                                     -----------
TOTAL COMMON STOCK
(COST $1,294,213)                                                      1,433,572
                                                                     -----------

SCHWAB HEDGED EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

SECURITY                                            FACE AMOUNT         VALUE
  RATE, MATURITY DATE                               ($ X 1,000)      ($ X 1,000)

SHORT-TERM INVESTMENTS 1.4% OF NET ASSETS
--------------------------------------------------------------------------------

REPURCHASE AGREEMENT 1.3%
--------------------------------------------------------------------------------
Fixed Income Clearing Corp. dated 7/31/07, due
  8/01/07 at 5.00%, with a maturity value of
  $18,963 (fully collateralized by Federal Home
  Loan Bank with a value of $19,384.)
                                                         18,960           18,960

U.S. TREASURY OBLIGATION 0.1%
--------------------------------------------------------------------------------
U.S. Treasury Bill
  4.66%, 09/20/07                                           790              785
                                                                     -----------
TOTAL SHORT-TERM INVESTMENTS
(COST $19,745)                                                            19,745
                                                                     -----------

END OF INVESTMENTS.

At 07/31/07, the tax basis cost of the fund's investments was $1,313,963 and the unrealized appreciation and depreciation were $162,143 and ($22,789), respectively, with a net unrealized appreciation of $139,354.

In addition to the above, the fund held the following at 07/31/07. All numbers are x 1,000 except number of futures contracts.

                                         NUMBER OF      CONTRACT      UNREALIZED
                                         CONTRACTS        VALUE         LOSSES

FUTURES CONTRACT

S&P 500 Index Futures,
Long expires 09/20/07                           35        12,792           (509)

* Non-income producing security.
(a) All or a portion of this security is held as collateral for open future contracts and short sales.

                                                     NUMBER OF          VALUE
SECURITY                                              SHARES         ($ X 1,000)
SHORT SALES 33.6% OF NET ASSETS

BANKS 0.2%
--------------------------------------------------------------------------------
Countrywide Financial Corp.                              49,400            1,391
MB Financial, Inc.                                       60,000            1,913
                                                                     -----------
                                                                           3,304
CAPITAL GOODS 7.5%
--------------------------------------------------------------------------------
Albany International Corp., Class A                      34,200            1,282
Briggs & Stratton Corp.                                  87,000            2,467
Bucyrus International, Inc., Class A                    281,300           17,879
Energy Conversion Devices, Inc. *                       562,700           16,797
Fastenal Co.                                            358,500           16,158
Franklin Electric Co., Inc.                             124,000            5,776
Hexcel Corp. *                                          902,800           19,627
Joy Global, Inc.                                         29,600            1,465
Moog, Inc., Class A *                                    49,700            2,128
NCI Building Systems, Inc. *                            296,400           14,334
UAP Holding Corp.                                       185,800            5,048
Watsco, Inc.                                            121,800            6,079
                                                                     -----------
                                                                         109,040
COMMERCIAL SERVICES & SUPPLIES 0.5%
--------------------------------------------------------------------------------
Acco Brands Corp. *                                     121,100            2,504
Brady Corp., Class A                                    118,600            4,150
                                                                     -----------
                                                                           6,654
CONSUMER DURABLES & APPAREL 2.4%
--------------------------------------------------------------------------------
Hovnanian Enterprises, Inc., Class A *                  421,200            5,577
Meritage Homes Corp. *                                   60,200            1,174
Pool Corp.                                              208,200            6,998
Quiksilver, Inc. *                                    1,097,300           14,078
Standard Pacific Corp.                                  452,900            6,707
                                                                     -----------
                                                                          34,534
CONSUMER SERVICES 1.5%
--------------------------------------------------------------------------------
Las Vegas Sands Corp. *                                  30,000            2,617
Panera Bread Co., Class A *                             287,200           11,672
Scientific Games Corp., Class A *                       225,700            7,744
                                                                     -----------
                                                                          22,033
DIVERSIFIED FINANCIALS 0.8%
--------------------------------------------------------------------------------
Greenhill & Co., Inc.                                    55,300            3,207
IntercontinentalExchange, Inc. *                         59,900            9,053
                                                                     -----------
                                                                          12,260
ENERGY 1.1%
--------------------------------------------------------------------------------
CARBO Ceramics, Inc.                                     21,300              960
Crosstex Energy, Inc.                                   129,600            3,747
Delta Petroleum Corp. *                                 245,100            4,069
International Coal Group, Inc. *                        495,300            2,011
Petrohawk Energy Corp. *                                127,900            1,917
Quicksilver Resources, Inc. *                            48,300            2,034
Rowan Cos., Inc.                                         18,200              768
RPC, Inc.                                                32,100              389
TETRA Technologies, Inc. *                               12,700              353
                                                                     -----------
                                                                          16,248
FOOD & STAPLES RETAILING 1.1%
--------------------------------------------------------------------------------
The Pantry, Inc. *                                       67,300            2,345
United Natural Foods, Inc. *                             10,522              287
Whole Foods Market, Inc.                                352,200           13,045
                                                                     -----------
                                                                          15,677
FOOD, BEVERAGE & TOBACCO 0.0%
--------------------------------------------------------------------------------
Sanderson Farms, Inc.                                    15,900              634

HEALTH CARE EQUIPMENT & SERVICES 2.5%
--------------------------------------------------------------------------------
American Medical Systems Holdings, Inc. *               414,500            7,577

SCHWAB HEDGED EQUITY FUND
PORTFOLIO HOLDINGS (Unaudited) continued

                                                     NUMBER OF          VALUE
SECURITY                                              SHARES         ($ X 1,000)
DJ Orthopedics, Inc. *                                   31,800            1,510
Omnicare, Inc.                                          257,100            8,525
PolyMedica Corp.                                         96,300            3,890
The Cooper Cos., Inc.                                   299,000           14,989
                                                                     -----------
                                                                          36,491
HOUSEHOLD & PERSONAL PRODUCTS 0.1%
--------------------------------------------------------------------------------
Central Garden & Pet Co. *                               51,900              653
Central Garden & Pet Co., Class A *                     103,800            1,270
                                                                     -----------
                                                                           1,923
MATERIALS 2.8%
--------------------------------------------------------------------------------
Coeur d'Alene Mines Corp. *                           4,148,500           16,221
Texas Industries, Inc.                                  187,300           14,761
Westlake Chemical Corp.                                 384,400            9,602
                                                                     -----------
                                                                          40,584
PHARMACEUTICALS & BIOTECHNOLOGY 3.2%
--------------------------------------------------------------------------------
Adams Respiratory Therapeutics, Inc. *                  401,500           14,860
Affymetrix, Inc. *                                      278,400            6,787
Alexion Pharmaceuticals, Inc. *                          34,600            2,012
AMAG Pharmaceuticals, Inc. *                            144,200            7,742
Amylin Pharmaceuticals, Inc. *                          192,600            8,958
BioMarin Pharmaceuticals, Inc. *                        310,000            5,599
Nektar Therapeutics *                                   144,800            1,105
                                                                     -----------
                                                                          47,063
REAL ESTATE 0.2%
--------------------------------------------------------------------------------
Forest City Enterprises, Inc., Class A                   50,000            2,720

RETAILING 3.4%
--------------------------------------------------------------------------------
Borders Group, Inc.                                     171,600            2,807
CarMax, Inc. *                                          215,800            5,164
Chico's FAS, Inc. *                                     670,200           12,975
GSI Commerce, Inc. *                                     65,000            1,447
Guitar Center, Inc. *                                   224,500           13,032
Limited Brands, Inc.                                    137,400            3,318
Tuesday Morning Corp.                                     7,800               91
Urban Outfitters, Inc. *                                463,100            9,290
Zumiez, Inc. *                                           50,000            1,850
                                                                     -----------
                                                                          49,974
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.1%
--------------------------------------------------------------------------------
Advanced Micro Devices, Inc. *                           38,900              527
Conexant Systems, Inc. *                                253,000              331
                                                                     -----------
                                                                             858
SOFTWARE & SERVICES 3.0%
--------------------------------------------------------------------------------
ACI Worldwide, Inc. *                                    73,100            2,232
Akamai Technologies, Inc. *                             230,700            7,835
Equinix, Inc. *                                         233,800           20,319
Heartland Payment Systems, Inc.                          12,700              394
Opsware, Inc. *                                         793,968           11,195
Quality Systems, Inc. *                                  37,200            1,441
                                                                     -----------
                                                                          43,416
TECHNOLOGY HARDWARE & EQUIPMENT 1.2%
--------------------------------------------------------------------------------
Daktronics, Inc.                                        557,600           11,854
Powerwave Technologies, Inc. *                          865,400            5,660
Rackable Systems, Inc. *                                 48,000              581
                                                                     -----------
                                                                          18,095
TELECOMMUNICATION SERVICES 0.7%
--------------------------------------------------------------------------------
Cbeyond, Inc. *                                          22,400              792
NII Holdings, Inc. *                                    104,900            8,814
                                                                     -----------
                                                                           9,606
TRANSPORTATION 0.8%
--------------------------------------------------------------------------------
AirTran Holdings, Inc. *                                198,900            1,957
Knight Transportation, Inc.                             112,800            1,990
Werner Enterprises, Inc.                                377,100            7,331
                                                                     -----------
                                                                          11,278
UTILITIES 0.5%
--------------------------------------------------------------------------------
Aqua America, Inc.                                       37,300              816
Cleco Corp.                                             185,300            4,401
ITC Holdings Corp.                                       40,800            1,716
                                                                     -----------
                                                                           6,933
                                                                     -----------
TOTAL SHORT SALES
(PROCEEDS $498,832)                                                      489,325
                                                                     -----------

END OF SHORT SALE POSITIONS.

* Non-income producing security.

SCHWAB CAPITAL TRUST
SCHWAB INSTITUTIONAL SELECT(R) S&P 500 Fund

PORTFOLIO HOLDINGS As of July 31, 2007, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                       COST            VALUE
HOLDINGS BY CATEGORY                                ($ X 1,000)     ($ X 1,000)
--------------------------------------------------------------------------------
 97.4%  COMMON STOCK                                  2,354,587       2,719,330
  2.3%  SHORT-TERM INVESTMENTS                           63,635          63,635
   --%  WARRANTS                                             --               1
--------------------------------------------------------------------------------
 99.7%  TOTAL INVESTMENTS                             2,418,222       2,782,966
  6.1%  COLLATERAL INVESTED FOR
        SECURITIES ON LOAN                              170,418         170,418
(5.8)%  OTHER ASSETS AND
        LIABILITIES, NET                                               (162,374)
--------------------------------------------------------------------------------
100.0%  TOTAL NET ASSETS                                              2,791,010

                                                     NUMBER OF          VALUE
SECURITY                                              SHARES         ($ X 1,000)
COMMON STOCK 97.4% OF NET ASSETS

AUTOMOBILES & COMPONENTS 0.6%
--------------------------------------------------------------------------------
Ford Motor Co. (a)*                                     393,882            3,352
General Motors Corp. (a)                                117,935            3,821
Harley-Davidson, Inc.                                    54,008            3,096
Johnson Controls, Inc.                                   40,769            4,613
The Goodyear Tire & Rubber Co. *                         42,092            1,209
                                                                     -----------
                                                                          16,091
BANKS 4.8%
--------------------------------------------------------------------------------
BB&T Corp.                                              112,709            4,218
Comerica, Inc.                                           33,168            1,747
Commerce Bancorp, Inc. (a)                               37,705            1,261
Compass Bancshares, Inc.                                 26,108            1,809
Countrywide Financial Corp. (a)                         124,603            3,510
Fannie Mae                                              203,126           12,155
Fifth Third Bancorp                                     116,389            4,294
First Horizon National Corp. (a)                         25,886              821
Freddie Mac                                             144,404            8,270
Hudson City Bancorp, Inc.                                89,481            1,093
Huntington Bancshares, Inc.                              49,505              950
KeyCorp                                                  85,018            2,949
M&T Bank Corp.                                           16,077            1,709
Marshall & Ilsley Corp.                                  53,177            2,191
MGIC Investment Corp. (a)                                16,708              646
National City Corp.                                     126,613            3,721
PNC Financial Services Group, Inc.                       73,370            4,890
Regions Financial Corp.                                 151,959            4,569
Sovereign Bancorp, Inc.                                  72,352            1,385
SunTrust Banks, Inc.                                     73,866            5,784
Synovus Financial Corp.                                  67,823            1,896
U.S. Bancorp                                            366,672           10,982
Wachovia Corp.                                          397,455           18,764
Washington Mutual, Inc.                                 196,341            7,369
Wells Fargo & Co.                                       703,971           23,773
Zions Bancorp                                            22,389            1,669
                                                                     -----------
                                                                         132,425
CAPITAL GOODS 9.0%
--------------------------------------------------------------------------------
3M Co.                                                  152,195           13,533
American Standard Cos., Inc.                             36,146            1,954
Caterpillar, Inc.                                       135,501           10,677
Cooper Industries Ltd., Class A                          39,432            2,087
Cummins, Inc.                                            21,850            2,594
Danaher Corp.                                            49,450            3,693
Deere & Co.                                              48,227            5,807
Dover Corp.                                              42,649            2,175
Eaton Corp.                                              31,072            3,019
Emerson Electric Co.                                    172,014            8,097
Fluor Corp.                                              17,192            1,986
General Dynamics Corp.                                   84,287            6,622
General Electric Co. (a)(b)                           2,146,046           83,181
Goodrich Corp.                                           26,004            1,636
Honeywell International, Inc.                           171,830            9,882
Illinois Tool Works, Inc.                                87,463            4,815
Ingersoll-Rand Co., Ltd. Class A                         63,931            3,217
ITT Corp.                                                38,546            2,424
L-3 Communications Holdings, Inc.                        26,112            2,547
Lockheed Martin Corp.                                    76,349            7,519
Masco Corp.                                              82,109            2,234
Navistar International Corp. *                              700               44
Northrop Grumman Corp.                                   73,250            5,574
PACCAR, Inc.                                             51,846            4,242
Pall Corp.                                               26,971            1,120
Parker Hannifin Corp.                                    24,577            2,425
Precision Castparts Corp.                                28,576            3,917
Raytheon Co.                                             96,693            5,353
Rockwell Automation, Inc.                                35,371            2,476
Rockwell Collins, Inc.                                   34,913            2,398
Terex Corp. *                                            22,481            1,939
Textron, Inc.                                            26,164            2,954
The Boeing Co.                                          167,191           17,292
Tyco International Ltd.                                 103,634            4,901
United Technologies Corp.                               212,357           15,496
W.W. Grainger, Inc.                                      15,317            1,338
                                                                     -----------
                                                                         251,168
COMMERCIAL SERVICES & SUPPLIES 0.5%
--------------------------------------------------------------------------------
Allied Waste Industries, Inc. *                          53,025              682
Avery Dennison Corp.                                     20,144            1,236
Cintas Corp.                                             27,474            1,004
Equifax, Inc.                                            27,894            1,129
Monster Worldwide, Inc. *                                26,841            1,044
Pitney Bowes, Inc.                                       46,223            2,131
R.R. Donnelley & Sons Co.                                45,893            1,939
Robert Half International, Inc.                          35,025            1,190
Waste Management, Inc.                                  111,534            4,242
                                                                     -----------
                                                                          14,597

SCHWAB INSTITUTIONAL SELECT S&P 500 FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                     NUMBER OF          VALUE
SECURITY                                              SHARES         ($ X 1,000)
CONSUMER DURABLES & APPAREL 1.1%
--------------------------------------------------------------------------------
Brunswick Corp.                                          19,070              533
Centex Corp.                                             24,741              923
Coach, Inc. *                                            77,642            3,530
D.R. Horton, Inc.                                        53,017              865
Eastman Kodak Co. (a)                                    60,978            1,540
Fortune Brands, Inc.                                     28,063            2,282
Harman International Industries, Inc.                    13,932            1,616
Hasbro, Inc.                                             37,451            1,049
Jones Apparel Group, Inc.                                23,055              575
KB Home (a)                                              16,345              520
Leggett & Platt, Inc.                                    34,193              709
Lennar Corp., Class A (a)                                28,662              879
Liz Claiborne, Inc.                                      21,354              750
Mattel, Inc.                                             80,421            1,842
Newell Rubbermaid, Inc.                                  59,941            1,585
NIKE, Inc., Class B                                      79,109            4,466
Polo Ralph Lauren Corp.                                  14,265            1,275
Pulte Homes, Inc.                                        38,054              736
Snap-on, Inc.                                            14,657              767
The Black & Decker Corp.                                 14,121            1,222
The Stanley Works                                        17,070              945
VF Corp.                                                 18,623            1,598
Whirlpool Corp.                                          15,828            1,616
                                                                     -----------
                                                                          31,823
CONSUMER SERVICES 1.6%
--------------------------------------------------------------------------------
Apollo Group, Inc., Class A *                            29,141            1,723
Carnival Corp.                                           92,786            4,111
Darden Restaurants, Inc.                                 30,563            1,301
H&R Block, Inc.                                          57,826            1,154
Harrah's Entertainment, Inc.                             38,772            3,284
Hilton Hotels Corp.                                      77,829            3,441
International Game Technology                            70,707            2,497
Marriott International, Inc., Class A                    69,952            2,906
McDonald's Corp.                                        257,389           12,321
Starbucks Corp. *                                       154,211            4,114
Starwood Hotels & Resorts Worldwide, Inc.                45,574            2,869
Wendy's International, Inc.                              20,574              721
Wyndham Worldwide Corp. *                                41,296            1,390
YUM! Brands, Inc.                                       110,556            3,542
                                                                     -----------
                                                                          45,374
DIVERSIFIED FINANCIALS 9.1%
--------------------------------------------------------------------------------
American Capital Strategies Ltd. (a)                      1,900               72
American Express Co.                                    251,113           14,700
Ameriprise Financial, Inc.                               50,813            3,063
Bank of America Corp. (b)                               937,833           44,472
Bank of New York Mellon Corp.                           236,020           10,043
Capital One Financial Corp.                              85,056            6,019
CIT Group, Inc.                                          41,301            1,701
Citigroup, Inc. (b)                                   1,024,381           47,705
CME Group, Inc.                                           7,335            4,053
Discover Financial Services *                           110,968            2,558
E*TRADE Financial Corp. *                                89,054            1,649
Federated Investors, Inc., Class B                       21,145              761
Franklin Resources, Inc.                                 36,566            4,657
Janus Capital Group, Inc.                                47,050            1,414
JPMorgan Chase & Co.                                    727,729           32,027
Legg Mason, Inc. (a)                                     27,338            2,460
Lehman Brothers Holdings, Inc.                          110,508            6,852
Merrill Lynch & Co., Inc.                               184,391           13,682
Moody's Corp.                                            49,023            2,637
Morgan Stanley                                          221,937           14,175
Northern Trust Corp.                                     39,596            2,473
SLM Corp.                                                82,259            4,045
State Street Corp.                                       70,210            4,706
T. Rowe Price Group, Inc.                                56,491            2,945
The Bear Stearns Cos., Inc.                              24,417            2,960
The Charles Schwab Corp. (c)                            213,250            4,293
The Goldman Sachs Group, Inc.                            88,632           16,693
                                                                     -----------
                                                                         252,815
ENERGY 10.9%
--------------------------------------------------------------------------------
Anadarko Petroleum Corp.                                 92,552            4,658
Apache Corp.                                             65,742            5,315
Baker Hughes, Inc. (a)                                   64,570            5,104
BJ Services Co.                                          58,336            1,525
Chesapeake Energy Corp. (a)                              79,859            2,718
Chevron Corp.                                           454,236           38,728
ConocoPhillips                                          341,595           27,615
CONSOL Energy, Inc.                                      32,936            1,372
Devon Energy Corp.                                       89,035            6,643
El Paso Corp.                                           146,915            2,446
ENSCO International, Inc. (a)                            31,585            1,929
EOG Resources, Inc.                                      48,997            3,435
Exxon Mobil Corp. (b)                                 1,214,330          103,376
Halliburton Co.                                         208,510            7,511
Hess Corp.                                               52,532            3,215
Marathon Oil Corp.                                      146,374            8,080
Murphy Oil Corp.                                         37,697            2,339
Nabors Industries Ltd. *                                 59,306            1,734
National-Oilwell Varco, Inc. *                           36,688            4,407
Noble Corp.                                              27,266            2,794
Occidental Petroleum Corp.                              179,326           10,171
Peabody Energy Corp.                                     53,106            2,244
Rowan Cos., Inc.                                         19,755              833
Schlumberger Ltd. (a)                                   245,608           23,264
Smith International, Inc.                                40,091            2,462
Spectra Energy Corp.                                    130,851            3,333
Sunoco, Inc.                                             24,174            1,613
The Williams Cos., Inc.                                 120,002            3,870
Transocean, Inc. *                                       59,687            6,413
Valero Energy Corp.                                     125,750            8,426
Weatherford International Ltd. (a)*                      66,132            3,659
XTO Energy, Inc.                                         73,638            4,015
                                                                     -----------
                                                                         305,247
FOOD & STAPLES RETAILING 2.3%
--------------------------------------------------------------------------------
Costco Wholesale Corp.                                   93,566            5,595
CVS/Caremark Corp.                                      320,238           11,269
Safeway, Inc.                                            92,325            2,942
Supervalu, Inc.                                          41,454            1,727
Sysco Corp.                                             124,346            3,964
The Kroger Co.                                          149,481            3,881

SCHWAB INSTITUTIONAL SELECT S&P 500 FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                     NUMBER OF          VALUE
SECURITY                                              SHARES         ($ X 1,000)
Wal-Mart Stores, Inc. (b)                               512,689           23,558
Walgreen Co.                                            206,966            9,144
Whole Foods Market, Inc. (a)                             26,125              968
                                                                     -----------
                                                                          63,048
FOOD, BEVERAGE & TOBACCO 4.6%
--------------------------------------------------------------------------------
Altria Group, Inc. (b)                                  436,986           29,046
Anheuser-Busch Cos., Inc.                               161,830            7,892
Archer-Daniels-Midland Co.                              134,035            4,504
Brown-Forman Corp., Class B                              15,839            1,052
Campbell Soup Co.                                        46,683            1,719
Coca-Cola Enterprises, Inc.                              55,810            1,265
ConAgra Foods, Inc.                                     106,878            2,709
Constellation Brands, Inc., Class A *                    37,808              829
Dean Foods Co.                                           27,830              801
General Mills, Inc.                                      71,612            3,983
H.J. Heinz Co.                                           68,918            3,016
Kellogg Co.                                              52,322            2,711
Kraft Foods, Inc., Class A                              304,748            9,981
McCormick & Co., Inc.                                    28,187              963
Molson Coors Brewing Co.,
 Class B                                                 10,262              913
PepsiCo, Inc.                                           342,250           22,458
Reynolds American, Inc. (a)                              35,809            2,190
Sara Lee Corp.                                          159,754            2,532
The Coca-Cola Co.                                       424,871           22,140
The Hershey Co.                                          31,519            1,453
The Pepsi Bottling Group, Inc.                           28,443              952
Tyson Foods, Inc., Class A                               52,591            1,120
UST, Inc.                                                36,020            1,929
Wm. Wrigley Jr. Co.                                      43,733            2,523
                                                                     -----------
                                                                         128,681
HEALTH CARE EQUIPMENT & SERVICES 3.9%
--------------------------------------------------------------------------------
Aetna, Inc.                                             110,736            5,323
AmerisourceBergen Corp.                                  41,638            1,962
Bausch & Lomb, Inc.                                       9,589              613
Baxter International, Inc.                              140,430            7,387
Becton, Dickinson & Co.                                  52,533            4,011
Boston Scientific Corp. *                               237,346            3,121
C.R. Bard, Inc.                                          21,497            1,687
Cardinal Health, Inc.                                    84,481            5,553
CIGNA Corp.                                              64,645            3,338
Coventry Health Care, Inc. *                             35,123            1,960
Covidien Ltd. *                                         103,634            4,244
Express Scripts, Inc. *                                  57,668            2,891
Hospira, Inc. *                                          32,509            1,257
Humana, Inc. *                                           37,030            2,373
IMS Health, Inc. (a)                                     41,362            1,163
Laboratory Corp. of America Holdings *                   26,882            1,985
Manor Care, Inc.                                         15,365              973
McKesson Corp.                                           61,871            3,574
Medco Health Solutions, Inc. *                           61,209            4,974
Medtronic, Inc.                                         240,114           12,167
Patterson Cos., Inc. *                                   27,927            1,002
Quest Diagnostics, Inc.                                  31,757            1,762
St. Jude Medical, Inc. *                                 71,000            3,063
Stryker Corp.                                            61,951            3,868
Tenet Healthcare Corp. (a)*                              98,182              509
UnitedHealth Group, Inc.                                280,905           13,604
Varian Medical Systems, Inc. *                           24,805            1,012
WellPoint, Inc. *                                       131,760            9,898
Zimmer Holdings, Inc. *                                  50,752            3,946
                                                                     -----------
                                                                         109,220
HOUSEHOLD & PERSONAL PRODUCTS 2.2%
--------------------------------------------------------------------------------
Alberto-Culver Co.                                        4,600              108
Avon Products, Inc. (a)                                  94,863            3,416
Colgate-Palmolive Co.                                   108,479            7,160
Kimberly-Clark Corp.                                     95,578            6,429
The Clorox Co.                                           33,853            2,047
The Estee Lauder Cos., Inc., Class A                     26,472            1,192
The Procter & Gamble Co.                                660,562           40,862
                                                                     -----------
                                                                          61,214
INSURANCE 4.4%
--------------------------------------------------------------------------------
ACE Ltd.                                                 67,806            3,914
AFLAC, Inc. (b)                                         107,541            5,605
Ambac Financial Group, Inc.                              22,168            1,489
American International Group, Inc.                      542,146           34,795
AON Corp.                                                69,928            2,800
Assurant, Inc.                                            1,253               63
Cincinnati Financial Corp.                               33,745            1,323
Genworth Financial, Inc., Class A                        95,253            2,907
Lincoln National Corp.                                   62,853            3,791
Loews Corp.                                              95,247            4,515
Marsh & McLennan Cos., Inc.                             114,993            3,168
MBIA, Inc.                                               27,157            1,523
MetLife, Inc. (b)                                       161,776            9,742
Principal Financial Group, Inc.                          56,228            3,171
Prudential Financial, Inc.                              101,668            9,011
SAFECO Corp.                                             23,489            1,373
The Allstate Corp. (b)                                  131,626            6,996
The Chubb Corp.                                          87,106            4,391
The Hartford Financial Services Group, Inc.              66,340            6,095
The Progressive Corp.                                   158,621            3,328
The Travelers Cos., Inc.                                147,732            7,502
Torchmark Corp.                                          20,406            1,256
Unum Group                                               74,737            1,816
XL Capital Ltd., Class A                                 36,387            2,833
                                                                     -----------
                                                                         123,407
MATERIALS 3.1%
--------------------------------------------------------------------------------
Air Products & Chemicals, Inc.                           45,980            3,971
Alcoa, Inc.                                             180,798            6,906
Allegheny Technologies, Inc.                             20,994            2,203
Ashland, Inc.                                            13,289              811
Ball Corp.                                               21,799            1,118
Bemis Co., Inc. (b)                                      21,903              645
E.I. du Pont de Nemours & Co.                           191,901            8,968
Eastman Chemical Co.                                     18,375            1,265
Ecolab, Inc.                                             37,155            1,565
Freeport-McMoRan Copper & Gold, Inc.                     69,999            6,579

SCHWAB INSTITUTIONAL SELECT S&P 500 FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                     NUMBER OF          VALUE
SECURITY                                              SHARES         ($ X 1,000)
Hercules, Inc. *                                         32,567              676
International Flavors & Fragrances, Inc.                 17,357              870
International Paper Co. (a)                              97,593            3,618
Louisiana-Pacific Corp.                                  17,044              316
MeadWestvaco Corp.                                       37,721            1,227
Monsanto Co.                                            113,358            7,306
Newmont Mining Corp.                                     89,041            3,717
Nucor Corp.                                              64,392            3,232
Pactiv Corp. *                                           30,999              980
PPG Industries, Inc. (a)                                 34,511            2,632
Praxair, Inc.                                            67,327            5,159
Rohm & Haas Co.                                          30,146            1,704
Sealed Air Corp.                                         36,257              988
Sigma-Aldrich Corp.                                      29,368            1,331
Temple-Inland, Inc.                                      23,794            1,383
The Dow Chemical Co.                                    199,225            8,662
United States Steel Corp.                                24,789            2,437
Vulcan Materials Co.                                     18,815            1,801
Weyerhaeuser Co.                                         44,433            3,165
                                                                     -----------
                                                                          85,235
MEDIA 3.3%
--------------------------------------------------------------------------------
CBS Corp., Class B (a)                                  165,045            5,235
Clear Channel Communications, Inc.                      102,979            3,800
Comcast Corp., Class A (a)(b)*                          650,661           17,093
Dow Jones & Co., Inc. (a)                                11,622              667
Gannett Co., Inc.                                        48,959            2,443
Meredith Corp.                                            9,608              543
News Corp., Class A                                     488,176           10,310
Omnicom Group, Inc.                                      72,730            3,772
The DIRECTV Group, Inc. *                               160,875            3,605
The E.W. Scripps Co., Class A (a)                        17,453              715
The Interpublic Group of Cos., Inc. *                    92,288              968
The McGraw-Hill Cos., Inc.                               73,914            4,472
The New York Times Co., Class A (a)                      25,907              592
The Walt Disney Co.                                     437,083           14,424
Time Warner, Inc.                                       830,159           15,989
Tribune Co.                                              16,024              448
Viacom, Inc., Class B *                                 145,653            5,579
                                                                     -----------
                                                                          90,655
PHARMACEUTICALS & BIOTECHNOLOGY 7.4%
--------------------------------------------------------------------------------
Abbott Laboratories (b)                                 320,086           16,225
Allergan, Inc.                                           61,978            3,603
Amgen, Inc. (b)*                                        241,591           12,983
Applied Biosystems Group - Applera Corp.                 40,303            1,258
Barr Pharmaceuticals, Inc. *                             23,457            1,202
Biogen Idec, Inc. (a)*                                   70,414            3,981
Bristol-Myers Squibb Co.                                410,770           11,670
Celgene Corp. (a)*                                       75,715            4,585
Eli Lilly and Co.                                       205,361           11,108
Forest Laboratories, Inc. *                              66,896            2,689
Genzyme Corp. *                                          54,787            3,456
Gilead Sciences, Inc. *                                 191,926            7,145
Johnson & Johnson                                       604,380           36,565
King Pharmaceuticals, Inc. *                             54,791              932
Merck & Co., Inc.                                       457,326           22,706
Millipore Corp. *                                         9,487              746
Mylan Laboratories, Inc.                                 48,980              785
PerkinElmer, Inc.                                        28,475              793
Pfizer, Inc. (b)                                      1,509,999           35,500
Schering-Plough Corp.                                   317,797            9,070
Thermo Fisher Scientific, Inc. *                         85,139            4,445
Waters Corp. *                                           22,059            1,285
Watson Pharmaceuticals, Inc. *                           23,682              720
Wyeth                                                   280,722           13,621
                                                                     -----------
                                                                         207,073
REAL ESTATE 1.0%
--------------------------------------------------------------------------------
Apartment Investment & Management Co., Class A           20,087              849
Archstone-Smith Trust                                    43,983            2,525
AvalonBay Communities, Inc.                              16,341            1,764
Boston Properties, Inc.                                  23,559            2,226
CB Richard Ellis Group, Inc., Class A *                  41,133            1,436
Developers Diversified Realty Corp.                       1,584               76
Equity Residential                                       60,880            2,424
General Growth Properties, Inc.                          50,000            2,399
Host Hotels & Resorts, Inc. (a)                           6,505              137
Kimco Realty Corp.                                       47,114            1,759
Plum Creek Timber Co., Inc.                              36,833            1,431
ProLogis                                                 51,701            2,942
Public Storage                                           24,705            1,732
Simon Property Group, Inc.                               46,097            3,989
Vornado Realty Trust (a)                                 26,928            2,882
                                                                     -----------
                                                                          28,571
RETAILING 3.3%
--------------------------------------------------------------------------------
Abercrombie & Fitch Co., Class A                          1,102               77
Amazon.com, Inc. *                                       64,422            5,060
AutoNation, Inc. (a)*                                    31,133              606
AutoZone, Inc. *                                         10,495            1,331
Bed Bath & Beyond, Inc. *                                51,836            1,796
Best Buy Co., Inc. (a)                                   79,934            3,564
Big Lots, Inc. *                                         27,246              705
Circuit City Stores, Inc.                                29,498              351
Dillard's, Inc., Class A                                 12,139              363
eBay, Inc. *                                            243,736            7,897
Family Dollar Stores, Inc.                               29,028              860
Genuine Parts Co.                                        35,473            1,688
IAC/InterActiveCorp *                                    48,012            1,380
J.C. Penney Co., Inc.                                    47,966            3,264
Kohl's Corp. *                                           68,282            4,152
Limited Brands, Inc. (a)                                 62,651            1,513
Lowe's Cos., Inc.                                       317,496            8,893
Macy's, Inc.                                            108,695            3,921
Nordstrom, Inc.                                          48,371            2,301
Office Depot, Inc. *                                     56,045            1,399
OfficeMax, Inc.                                          17,533              576
RadioShack Corp. (a)                                     28,246              710
Sally Beauty Holdings, Inc. *                            12,491              100
Sears Holdings Corp. (a)*                                18,491            2,529
Staples, Inc.                                           145,418            3,348

SCHWAB INSTITUTIONAL SELECT S&P 500 FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                     NUMBER OF          VALUE
SECURITY                                              SHARES         ($ X 1,000)
Target Corp.                                            179,147           10,851
The Gap, Inc.                                           111,708            1,921
The Home Depot, Inc.                                    420,211           15,619
The Sherwin-Williams Co.                                 24,138            1,682
The TJX Cos., Inc.                                       94,971            2,635
Tiffany & Co.                                            24,783            1,196
                                                                     -----------
                                                                          92,288
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 2.7%
--------------------------------------------------------------------------------
Advanced Micro Devices, Inc. (a)*                       110,530            1,497
Altera Corp.                                             75,379            1,749
Analog Devices, Inc.                                     71,178            2,523
Applied Materials, Inc.                                 289,708            6,385
Broadcom Corp., Class A *                                97,735            3,207
Intel Corp. (b)                                       1,202,299           28,398
KLA-Tencor Corp.                                         43,090            2,447
Linear Technology Corp. (a)                              59,997            2,139
LSI Corp. *                                              78,791              567
Maxim Integrated Products, Inc.                          58,809            1,864
MEMC Electronic Materials, Inc. *                        46,943            2,879
Micron Technology, Inc. (a)*                            157,241            1,866
National Semiconductor Corp.                             60,138            1,563
Novellus Systems, Inc. *                                 28,684              818
NVIDIA Corp. *                                           78,097            3,574
Teradyne, Inc. *                                         39,778              624
Texas Instruments, Inc.                                 308,841           10,868
Xilinx, Inc.                                             73,184            1,830
                                                                     -----------
                                                                          74,798
SOFTWARE & SERVICES 5.4%
--------------------------------------------------------------------------------
Adobe Systems, Inc. *                                   121,719            4,904
Affiliated Computer Services, Inc., Class A *            23,329            1,252
Akamai Technologies, Inc. *                              20,000              679
Autodesk, Inc. *                                         46,065            1,952
Automatic Data Processing, Inc.                         114,807            5,329
BMC Software, Inc. *                                     44,762            1,286
Broadridge Financial Solutions, Inc.                     26,983              475
CA, Inc.                                                 90,618            2,273
Citrix Systems, Inc. *                                   37,708            1,364
Cognizant Technology Solutions Corp., Class A *          29,482            2,388
Computer Sciences Corp. *                                34,200            1,904
Compuware Corp. *                                        79,890              745
Convergys Corp. *                                        32,602              621
Electronic Arts, Inc. *                                  66,492            3,234
Electronic Data Systems Corp.                           108,562            2,930
Fidelity National Information Services, Inc.             32,633            1,620
First Data Corp.                                        159,491            5,070
Fiserv, Inc. *                                           36,078            1,783
Google, Inc., Class A *                                  44,481           22,685
Intuit, Inc. *                                           72,673            2,081
Microsoft Corp. (b)                                   1,803,426           52,281
Novell, Inc. *                                           62,817              422
Oracle Corp. *                                          833,940           15,945
Paychex, Inc.                                            72,217            2,988
Symantec Corp. *                                        189,318            3,635
Unisys Corp. *                                           71,853              581
VeriSign, Inc. *                                         49,358            1,465
Western Union Co.                                       159,829            3,189
Yahoo!, Inc. *                                          248,413            5,776
                                                                     -----------
                                                                         150,857
TECHNOLOGY HARDWARE & EQUIPMENT 7.4%
--------------------------------------------------------------------------------
Agilent Technologies, Inc. *                             85,672            3,268
Alcatel-Lucent, ADR                                      80,210              931
Apple, Inc. *                                           177,523           23,390
Avaya, Inc. *                                            99,707            1,649
Ciena Corp. *                                            16,992              621
Cisco Systems, Inc. (b)*                              1,268,992           36,687
Comverse Technology, Inc. *                              33,494              645
Corning, Inc. *                                         326,243            7,778
Dell, Inc. (b)*                                         473,604           13,247
EMC Corp. *                                             464,205            8,592
Hewlett-Packard Co.                                     575,413           26,486
International Business Machines Corp.                   315,744           34,937
Jabil Circuit, Inc.                                      37,154              837
JDS Uniphase Corp. (a)*                                  37,815              542
Juniper Networks, Inc. *                                113,880            3,412
Lexmark International, Inc., Class A (a)*                21,377              845
Molex, Inc.                                              28,222              800
Motorola, Inc.                                          503,706            8,558
NCR Corp. *                                              37,794            1,974
Network Appliance, Inc. *                                80,202            2,273
QLogic Corp. *                                           37,279              496
QUALCOMM, Inc.                                          344,568           14,351
SanDisk Corp. (a)*                                       41,207            2,210
Solectron Corp. *                                       157,581              593
Sun Microsystems, Inc. *                                744,000            3,794
Tektronix, Inc.                                          17,844              586
Tellabs, Inc. *                                          91,993            1,044
Tyco Electronics Ltd. *                                 103,634            3,712
Xerox Corp. *                                           201,146            3,512
                                                                     -----------
                                                                         207,770
TELECOMMUNICATION SERVICES 3.7%
--------------------------------------------------------------------------------
ALLTEL Corp.                                             78,723            5,192
AT&T, Inc.                                            1,305,035           51,105
CenturyTel, Inc.                                         25,812            1,184
Citizens Communications Co. (a)                          76,056            1,097
Embarq Corp.                                             32,141            1,986
Qwest Communications International, Inc. *              337,457            2,878
Sprint Nextel Corp.                                     598,468           12,287
Verizon Communications, Inc.                            608,630           25,940
Windstream Corp.                                         99,403            1,368
                                                                     -----------
                                                                         103,037
TRANSPORTATION 1.8%
--------------------------------------------------------------------------------
Burlington Northern Santa Fe Corp.                       74,812            6,145
C.H. Robinson Worldwide, Inc. (a)                        36,262            1,764
CSX Corp.                                                90,686            4,300
FedEx Corp.                                              64,712            7,166

SCHWAB INSTITUTIONAL SELECT S&P 500 FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                     NUMBER OF          VALUE
SECURITY                                              SHARES         ($ X 1,000)
Norfolk Southern Corp.                                   82,694            4,447
Ryder System, Inc.                                       12,249              666
Southwest Airlines Co.                                  165,108            2,586
Union Pacific Corp.                                      57,153            6,809
United Parcel Service, Inc., Class B                    223,677           16,937
                                                                     -----------
                                                                          50,820
UTILITIES 3.3%
--------------------------------------------------------------------------------
Allegheny Energy, Inc. *                                 35,645            1,862
Ameren Corp.                                             37,760            1,812
American Electric Power Co., Inc.                        83,394            3,627
CenterPoint Energy, Inc. (a)                             63,034            1,039
CMS Energy Corp.                                         46,331              749
Consolidated Edison, Inc.                                47,460            2,073
Constellation Energy Group                               37,515            3,144
Dominion Resources, Inc.                                 72,537            6,109
DTE Energy Co.                                           37,031            1,717
Duke Energy Corp.                                       261,821            4,459
Dynegy, Inc., Class A *                                  79,213              706
Edison International                                     68,109            3,602
Entergy Corp.                                            43,043            4,303
Exelon Corp.                                            139,914            9,815
FirstEnergy Corp.                                        66,614            4,047
FPL Group, Inc.                                          84,226            4,862
Integrys Energy Group, Inc.                              15,628              773
KeySpan Corp.                                            36,465            1,515
Nicor, Inc.                                               9,288              366
NiSource, Inc.                                           56,849            1,084
PG&E Corp. (a)                                           72,859            3,119
Pinnacle West Capital Corp.                              20,095              753
PPL Corp.                                                76,881            3,624
Progress Energy, Inc.                                    53,118            2,319
Public Service Enterprise Group, Inc.                    52,608            4,532
Questar Corp.                                            34,546            1,779
Sempra Energy                                            54,752            2,887
Southern Co.                                            149,538            5,030
TECO Energy, Inc.                                        43,640              704
The AES Corp. *                                         139,273            2,737
TXU Corp.                                                95,719            6,246
Xcel Energy, Inc.                                        84,836            1,722
                                                                     -----------
                                                                          93,116
                                                                     -----------
TOTAL COMMON STOCK
(COST $2,354,587)                                                      2,719,330
                                                                     -----------

SECURITY                                            FACE AMOUNT         VALUE
  RATE, MATURITY DATE                               ($ X 1,000)      ($ X 1,000)
SHORT-TERM INVESTMENTS 2.3% OF NET ASSETS

COMMERCIAL PAPER & OTHER OBLIGATIONS 2.2%
--------------------------------------------------------------------------------
Citibank, NAS Time Deposit
  5.06%, 08/01/07                                        30,092           30,092
Wells Fargo, Grand Cayman
  Time Deposit
  5.06%, 08/01/07                                        30,896           30,896
                                                                     -----------
                                                                          60,988
U.S. TREASURY OBLIGATIONS 0.1%
--------------------------------------------------------------------------------
U.S. Treasury Bill
  4.61%, 09/20/07                                           250              248
  4.66%, 09/20/07                                           160              159
  4.70%, 09/20/07                                           240              238
  4.78%, 09/20/07                                           250              248
  4.79%, 09/20/07                                           160              159
  4.82%, 09/20/07                                           140              139
  4.86%, 09/20/07                                           215              214
  4.87%, 09/20/07                                           150              149
  4.88%, 09/20/07                                           425              422
  4.90%, 09/20/07                                           200              199
  4.91%, 09/20/07                                           475              472
                                                                     -----------
                                                                           2,647
                                                                     -----------
TOTAL SHORT-TERM INVESTMENTS
(COST $63,635)                                                            63,635
                                                                     -----------

                                                     NUMBER OF          VALUE
SECURITY                                              SHARES         ($ X 1,000)

WARRANTS 0.0% OF NET ASSETS

TECHNOLOGY HARDWARE & EQUIPMENT 0.0%
--------------------------------------------------------------------------------
Lucent Technologies, Inc. * expires 12/10/07             11,390                1
                                                                     -----------
                                                                               1
                                                                     -----------
TOTAL WARRANTS
(COST $--)                                                                     1
                                                                     -----------

END OF INVESTMENTS.

COLLATERAL INVESTED FOR SECURITIES ON LOAN 6.1% OF NET ASSETS

Securities Lending Investments Fund, a series of
  the Brown Brothers Investment Trust               170,418,408          170,418

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

At 07/31/07, the tax basis cost of the fund's investments was $2,430,159 and the unrealized appreciation and depreciation were $408,454 and ($55,647), respectively, with a net unrealized appreciation of $352,807.

In addition to the above, the fund held the following at 07/31/07. All numbers are x 1,000 except number of futures contracts.

SCHWAB INSTITUTIONAL SELECT S&P 500 FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                         NUMBER OF      CONTRACT      UNREALIZED
                                         CONTRACTS        VALUE         LOSSES

FUTURES CONTRACT
--------------------------------------------------------------------------------
S & P 500 Index, e-mini, Long,
expires 09/21/07                               880        64,324         (2,851)

* Non-income producing security.
(a) All or a portion of this security is on loan.
(b) All or a portion of this security is held as collateral for open futures contracts.
(c) Issuer is affiliated with the fund's adviser.

ADR -- American Depositary Receipt

SCHWAB CAPITAL TRUST
SCHWAB PREMIER EQUITY FUND(R)

PORTFOLIO HOLDINGS As of July 31, 2007, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                          COST          VALUE
HOLDINGS BY CATEGORY                                   ($ X 1,000)   ($ X 1,000)
--------------------------------------------------------------------------------
 99.7%  COMMON STOCK                                    1,464,825     1,655,420
   --%  SHORT-TERM INVESTMENT                                 497           497
--------------------------------------------------------------------------------
 99.7%  TOTAL INVESTMENTS                               1,465,322     1,655,917
  7.9%  COLLATERAL INVESTED FOR SECURITIES ON LOAN        131,609       131,609
(7.6)%  OTHER ASSETS AND LIABILITIES, NET                              (126,176)
--------------------------------------------------------------------------------
100.0%  TOTAL NET ASSETS                                              1,661,350

                                                      NUMBER OF        VALUE
SECURITY                                               SHARES        ($ X 1,000)
COMMON STOCK 99.7% OF NET ASSETS

BANKS 0.7%
--------------------------------------------------------------------------------
Comerica, Inc. (b)                                      228,500           12,033

CAPITAL GOODS 11.5%
--------------------------------------------------------------------------------
AGCO Corp. (a)*                                         415,000           15,948
Cooper Industries Ltd., Class A                         325,000           17,199
ITT Corp. (b)                                           275,000           17,292
L-3 Communications Holdings, Inc.                       150,000           14,634
Lockheed Martin Corp. (b)                               205,000           20,188
Northrop Grumman Corp.                                  175,000           13,318
Raytheon Co. (b)                                        370,000           20,483
Teleflex, Inc.                                          240,000           18,343
The Boeing Co. (b)                                      210,100           21,731
Thomas & Betts Corp. (b)*                               310,000           19,158
Wabtec Corp.                                            300,000           12,252
                                                                     -----------
                                                                         190,546
COMMERCIAL SERVICES & SUPPLIES 1.8%
--------------------------------------------------------------------------------
Republic Services, Inc. (b)                             450,000           14,377
Waste Management, Inc. (b)                              425,000           16,163
                                                                     -----------
                                                                          30,540
CONSUMER DURABLES & APPAREL 2.8%
--------------------------------------------------------------------------------
Hasbro, Inc. (a)                                        575,000           16,111
Newell Rubbermaid, Inc. (b)                             600,000           15,870
NIKE, Inc., Class B                                     250,000           14,113
                                                                     -----------
                                                                          46,094
CONSUMER SERVICES 1.0%
--------------------------------------------------------------------------------
ITT Educational Services, Inc. *                        155,000           16,377

DIVERSIFIED FINANCIALS 7.2%
--------------------------------------------------------------------------------
American Express Co. (b)                                271,200           15,876
Ameriprise Financial, Inc. (b)                          311,100           18,750
Bank of America Corp. (b)                               325,000           15,412
Franklin Resources, Inc. (b)                            145,000           18,469
JPMorgan Chase & Co. (b)                                380,000           16,724
Northern Trust Corp. (b)                                287,000           17,926
State Street Corp. (b)                                  250,000           16,757
                                                                     -----------
                                                                         119,914
ENERGY 8.7%
--------------------------------------------------------------------------------
Chevron Corp. (b)                                       240,000           20,462
Exxon Mobil Corp. (b)                                   270,000           22,985
Holly Corp.                                             235,000           15,837
Marathon Oil Corp.                                      315,000           17,388
Occidental Petroleum Corp.                              325,000           18,434
Parker Drilling Co. (a)*                                650,000            6,123
Schlumberger Ltd. (b)                                   230,000           21,785
SEACOR Holdings, Inc. (b)*                              135,000           11,775
USEC, Inc. (a)*                                         600,000           10,074
                                                                     -----------
                                                                         144,863
FOOD & STAPLES RETAILING 0.9%
--------------------------------------------------------------------------------
BJ's Wholesale Club, Inc. *                             450,000           15,282

FOOD, BEVERAGE & TOBACCO 6.3%
--------------------------------------------------------------------------------
ConAgra Foods, Inc. (b)                                 725,000           18,379
General Mills, Inc. (b)                                 340,000           18,911
H.J. Heinz Co. (a)(b)                                   383,400           16,777
Reynolds American, Inc. (a)                             260,000           15,904
Sara Lee Corp. (b)                                    1,000,000           15,850
The Coca-Cola Co. (b)                                   363,800           18,958
                                                                     -----------
                                                                         104,779
HEALTH CARE EQUIPMENT & SERVICES 6.7%
--------------------------------------------------------------------------------
Aetna, Inc. (b)                                         365,520           17,571
Baxter International, Inc.                              366,700           19,289
Becton, Dickinson & Co. (b)                             240,000           18,326
CIGNA Corp. (b)                                         414,000           21,379
McKesson Corp. (b)                                      344,500           19,898
WellPoint, Inc. (b)*                                    200,000           15,024
                                                                     -----------
                                                                         111,487
HOUSEHOLD & PERSONAL PRODUCTS 2.1%
--------------------------------------------------------------------------------
Energizer Holdings, Inc. *                              170,000           17,153
The Clorox Co. (b)                                      295,000           17,836
                                                                     -----------
                                                                          34,989
INSURANCE 9.0%
--------------------------------------------------------------------------------
Hanover Insurance Group, Inc. (b)                       260,000           11,411
Loews Corp. (b)                                         430,000           20,382
MetLife, Inc. (b)                                       300,000           18,066
Nationwide Financial Services, Inc., Class A (a)        350,000           19,919
Principal Financial Group, Inc. (b)                     305,000           17,199
Prudential Financial, Inc. (b)                          198,700           17,611
The Chubb Corp. (b)                                     325,000           16,383
The Hartford Financial Services Group, Inc. (b)         174,000           15,985
W. R. Berkley Corp. (b)                                 450,000           13,239
                                                                     -----------
                                                                         150,195

SCHWAB PREMIER EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued


                                                      NUMBER OF        VALUE
SECURITY                                               SHARES        ($ X 1,000)
MATERIALS 5.7%
--------------------------------------------------------------------------------
Albemarle Corp.                                         470,000           18,908
Ashland, Inc.                                           300,000           18,318
International Paper Co. (a)                             325,000           12,048
Packaging Corp. of America                              600,000           15,312
Pactiv Corp. (a)*                                       425,000           13,434
Sigma-Aldrich Corp. (a)                                 375,000           16,995
                                                                     -----------
                                                                          95,015
MEDIA 4.8%
--------------------------------------------------------------------------------
Omnicom Group, Inc. (b)                                 320,000           16,598
Regal Entertainment Group, Class A (a)                  700,000           14,973
The McGraw-Hill Cos., Inc. (b)                          250,000           15,125
The Walt Disney Co. (b)                                 500,000           16,500
Viacom, Inc., Class B *                                 425,000           16,278
                                                                     -----------
                                                                          79,474
PHARMACEUTICALS & BIOTECHNOLOGY 6.0%
--------------------------------------------------------------------------------
Applied Biosystems Group - Applera Corp. (b)            500,000           15,610
Forest Laboratories, Inc. *                             350,000           14,070
King Pharmaceuticals, Inc. (b)*                         900,000           15,309
Merck & Co., Inc. (b)                                   410,000           20,356
Pfizer, Inc. (b)                                        725,000           17,045
Schering-Plough Corp. (b)                               600,000           17,124
                                                                     -----------
                                                                          99,514
REAL ESTATE 0.9%
--------------------------------------------------------------------------------
CB Richard Ellis Group, Inc., Class A (a)*              400,000           13,968

RETAILING 2.9%
--------------------------------------------------------------------------------
Expedia, Inc. (b)*                                      700,000           18,627
Nordstrom, Inc.                                         330,000           15,702
Payless ShoeSource, Inc. (b)*                           537,800           14,316
                                                                     -----------
                                                                          48,645
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 2.5%
--------------------------------------------------------------------------------
MEMC Electronic Materials, Inc. (b)*                    325,000           19,929
Teradyne, Inc. *                                        300,000            4,707
Zoran Corp. *                                           875,000           16,494
                                                                     -----------
                                                                          41,130
SOFTWARE & SERVICES 5.6%
--------------------------------------------------------------------------------
BMC Software, Inc. (b)*                                 600,000           17,232
Convergys Corp. *                                       700,000           13,335
Electronic Data Systems Corp.                           680,600           18,369
Global Payments, Inc. (b)                               100,000            3,740
RealNetworks, Inc. (a)*                               1,000,000            7,120
Sybase, Inc. (b)*                                       649,700           15,411
Synopsys, Inc. (b)*                                     700,000           17,122
                                                                     -----------
                                                                          92,329
TECHNOLOGY HARDWARE & EQUIPMENT 5.6%
--------------------------------------------------------------------------------
Cisco Systems, Inc. *                                   650,000           18,792
Hewlett-Packard Co. (b)                                 440,000           20,253
International Business Machines Corp. (b)               180,000           19,917
NCR Corp. (b)*                                          375,000           19,582
Vishay Intertechnology, Inc. *                          900,000           13,959
                                                                     -----------
                                                                          92,503
TELECOMMUNICATION SERVICES 3.2%
--------------------------------------------------------------------------------
CenturyTel, Inc. (b)                                    440,000           20,183
Qwest Communications International, Inc. (a)(b)*      2,100,000           17,913
Telephone & Data Systems, Inc.                          225,000           14,940
                                                                     -----------
                                                                          53,036
TRANSPORTATION 0.9%
--------------------------------------------------------------------------------
Continental Airlines, Inc., Class B (a)*                450,000           14,179

UTILITIES 2.9%
--------------------------------------------------------------------------------
ONEOK, Inc. (a)                                         330,000           16,747
PG&E Corp. (a)                                          360,000           15,412
Public Service Enterprise Group, Inc.                   190,000           16,369
                                                                     -----------
                                                                          48,528
                                                                     -----------
TOTAL COMMON STOCK
(COST $1,464,825)                                                      1,655,420
                                                                     -----------

SECURITY                                            FACE AMOUNT         VALUE
  RATE, MATURITY DATE                               ($ X 1,000)      ($ X 1,000)
SHORT-TERM INVESTMENT 0.0% OF NET ASSETS

U.S. TREASURY OBLIGATIONS 0.0%
--------------------------------------------------------------------------------
U.S. Treasury Bill
   4.66%, 09/20/07                                          500              497
                                                                     -----------
TOTAL SHORT-TERM INVESTMENT
(COST $497)                                                                  497
                                                                     -----------

END OF INVESTMENTS.

                                                      NUMBER OF         VALUE
SECURITY                                               SHARES        ($ X 1,000)
COLLATERAL INVESTED FOR SECURITIES ON
   LOAN 7.9% OF NET ASSETS

State Street Navigator Security Lending Prime
   Portfolio                                        131,608,637          131,609

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

At 07/31/07 the tax basis cost of the fund's investments was $1,465,322 and the unrealized appreciation and depreciation were $227,722 and ($37,127), respectively, with a net appreciation of $190,595.

SCHWAB PREMIER EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

In addition to the above, the fund held the following at 07/31/07. All numbers are x1,000 except number of futures contracts.

                                             NUMBER OF    CONTRACT    UNREALIZED
                                             CONTRACTS     VALUE       LOSSES
FUTURES CONTRACT

S & P 500 Index, e-mini, Long,
expires 09/21/07                                25         1,827        (86)

* Non-income producing security.
(a) All or a portion of this security is on loan.
(b) All or a portion of this security is held as collateral for open futures contracts.

SCHWAB CAPITAL TRUST
SCHWAB LARGE CAP GROWTH FUND(TM)

PORTFOLIO HOLDINGS As of July 31, 2007, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                         COST           VALUE
HOLDINGS BY CATEGORY                                  ($ X 1,000)    ($ X 1,000)
--------------------------------------------------------------------------------
 99.3%   COMMON STOCK                                     498,397       527,474
  0.3%   FOREIGN COMMON STOCK                                 843         1,405
  1.4%   SHORT-TERM INVESTMENTS                             7,410         7,410
--------------------------------------------------------------------------------
101.0%   TOTAL INVESTMENTS                                506,650       536,289
  4.6%   COLLATERAL INVESTED FOR SECURITIES ON LOAN        24,671        24,671
 (5.6)%  OTHER ASSETS AND LIABILITIES, NET                              (29,944)
--------------------------------------------------------------------------------
100.0%   TOTAL NET ASSETS                                               531,016

                                                      NUMBER OF         VALUE
SECURITY                                               SHARES        ($ X 1,000)
COMMON STOCK 99.3% OF NET ASSETS

AUTOMOBILES & COMPONENTS 0.5%
--------------------------------------------------------------------------------
The Goodyear Tire & Rubber Co. *                         93,200            2,677

CAPITAL GOODS 12.5%
--------------------------------------------------------------------------------
Cooper Industries Ltd., Class A                         111,800            5,917
Emerson Electric Co.                                     14,600              687
ITT Corp.                                                48,000            3,018
Lockheed Martin Corp.                                   266,200           26,215
Raytheon Co.                                             99,500            5,508
The Boeing Co.                                          242,100           25,041
Thomas & Betts Corp. *                                    4,300              266
                                                                     -----------
                                                                          66,652
CONSUMER DURABLES & APPAREL 1.1%
--------------------------------------------------------------------------------
Hasbro, Inc.                                             93,000            2,606
Newell Rubbermaid, Inc.                                 131,300            3,473
                                                                     -----------
                                                                           6,079
CONSUMER SERVICES 1.7%
--------------------------------------------------------------------------------
ITT Educational Services, Inc. *                         83,900            8,865

DIVERSIFIED FINANCIALS 5.3%
--------------------------------------------------------------------------------
American Express Co.                                     45,000            2,634
Bank of America Corp.                                    20,700              982
Bank of New York Mellon Corp.                            79,000            3,362
Franklin Resources, Inc.                                133,800           17,042
JPMorgan Chase & Co.                                     73,900            3,252
Northern Trust Corp.                                     15,000              937
                                                                     -----------
                                                                          28,209
ENERGY 7.2%
--------------------------------------------------------------------------------
Exxon Mobil Corp.                                       200,800           17,094
Frontier Oil Corp.                                       64,000            2,479
Holly Corp.                                             175,000           11,793
Marathon Oil Corp.                                      125,000            6,900
                                                                     -----------
                                                                          38,266
FOOD, BEVERAGE & TOBACCO 2.7%
--------------------------------------------------------------------------------
ConAgra Foods, Inc.                                      29,500              748
General Mills, Inc.                                     128,100            7,125
H.J. Heinz Co.                                           23,500            1,028
Loews Corp. - Carolina Group                             49,500            3,752
The Coca-Cola Co.                                        35,800            1,865
                                                                     -----------
                                                                          14,518
HEALTH CARE EQUIPMENT & SERVICES 7.1%
--------------------------------------------------------------------------------
Aetna, Inc.                                              19,900              957
Baxter International, Inc.                              320,000           16,832
Becton, Dickinson & Co.                                  60,800            4,643
CIGNA Corp.                                              40,500            2,091
Express Scripts, Inc. *                                  18,000              902
Humana, Inc. *                                           59,100            3,788
Laboratory Corp. of America Holdings *                    6,300              465
McKesson Corp.                                           78,500            4,534
WellPoint, Inc. *                                        43,700            3,283
                                                                     -----------
                                                                          37,495
HOUSEHOLD & PERSONAL PRODUCTS 3.1%
--------------------------------------------------------------------------------
Energizer Holdings, Inc. *                              128,000           12,915
The Clorox Co.                                           61,500            3,718
                                                                     -----------
                                                                          16,633
INSURANCE 5.4%
--------------------------------------------------------------------------------
AFLAC, Inc.                                             154,300            8,042
Axis Capital Holdings Ltd.                               80,000            2,948
HCC Insurance Holdings, Inc.                             20,200              592
MetLife, Inc.                                            37,500            2,258
Principal Financial Group, Inc.                          23,500            1,325
Prudential Financial, Inc.                               33,500            2,969
The Travelers Cos., Inc.                                 41,500            2,107
W. R. Berkley Corp.                                     290,300            8,541
                                                                     -----------
                                                                          28,782
MATERIALS 7.8%
--------------------------------------------------------------------------------
AK Steel Holding Corp. (a)*                             158,500            6,335
Celanese Corp., Series A                                544,900           20,434
Freeport-McMoRan Copper & Gold, Inc.                     74,080            6,962
Lyondell Chemical Co.                                    43,600            1,958
Sonoco Products Co.                                     109,000            3,997
The Lubrizol Corp.                                       25,200            1,579
                                                                     -----------
                                                                          41,265
MEDIA 3.5%
--------------------------------------------------------------------------------
Liberty Global, Inc., Series A *                        140,500            5,891
Omnicom Group, Inc.                                      64,000            3,320
The McGraw-Hill Cos., Inc. (b)                          129,500            7,835
The Walt Disney Co.                                      46,000            1,518
                                                                     -----------
                                                                          18,564

SCHWAB LARGE CAP GROWTH FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                      NUMBER OF         VALUE
SECURITY                                               SHARES        ($ X 1,000)
PHARMACEUTICALS & BIOTECHNOLOGY 9.7%
--------------------------------------------------------------------------------
Applied Biosystems Group - Applera Corp. (b)            120,500            3,762
Biogen Idec, Inc. (a)*                                  143,000            8,085
Gilead Sciences, Inc. *                                  34,200            1,273
King Pharmaceuticals, Inc. *                             86,100            1,465
Merck & Co., Inc.                                       364,100           18,078
Pfizer, Inc. (b)                                        537,100           12,627
Schering-Plough Corp.                                   225,100            6,424
                                                                     -----------
                                                                          51,714
RETAILING 3.3%
--------------------------------------------------------------------------------
eBay, Inc. *                                            165,500            5,362
Expedia, Inc. (a)*                                       57,500            1,530
Nordstrom, Inc.                                         120,500            5,734
Sears Holdings Corp. (a)*                                35,400            4,842
                                                                     -----------
                                                                          17,468
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 2.4%
--------------------------------------------------------------------------------
KLA-Tencor Corp.                                         64,000            3,634
MEMC Electronic Materials, Inc. *                       149,900            9,192
                                                                     -----------
                                                                          12,826
SOFTWARE & SERVICES 8.7%
--------------------------------------------------------------------------------
Accenture Ltd., Class A                                 280,000           11,796
Autodesk, Inc. *                                         84,400            3,576
BMC Software, Inc. (b)*                                 231,500            6,649
Cadence Design Systems, Inc. (a)*                       273,500            5,853
Electronic Data Systems Corp.                           106,000            2,861
Global Payments, Inc.                                     8,500              318
Google, Inc., Class A *                                   6,000            3,060
Intuit, Inc. *                                           29,000              830
Synopsys, Inc. *                                         93,500            2,287
Total System Services, Inc. (a)                         310,700            8,740
                                                                     -----------
                                                                          45,970
TECHNOLOGY HARDWARE & EQUIPMENT 12.8%
--------------------------------------------------------------------------------
Agilent Technologies, Inc. *                             47,700            1,820
Cisco Systems, Inc. *                                   348,700           10,081
Dolby Laboratories Inc., Class A *                      117,500            3,908
Hewlett-Packard Co. (b)                                 530,000           24,396
International Business Machines Corp.                   215,900           23,889
NCR Corp. *                                              67,500            3,525
Sun Microsystems, Inc. *                                 50,000              255
                                                                     -----------
                                                                          67,874
TELECOMMUNICATION SERVICES 0.6%
--------------------------------------------------------------------------------
Citizens Communications Co. (a)                         177,300            2,559
Qwest Communications International, Inc. *               88,900              758
                                                                     -----------
                                                                           3,317
TRANSPORTATION 0.3%
--------------------------------------------------------------------------------
Continental Airlines, Inc., Class B *                    43,500            1,371

UTILITIES 3.6%
--------------------------------------------------------------------------------
Edison International                                      5,500              291
Exelon Corp.                                             70,300            4,931
ONEOK, Inc.                                              88,200            4,476
PG&E Corp. (a)                                           28,500            1,220
Public Service Enterprise Group, Inc.                    41,300            3,558
The AES Corp. *                                         125,000            2,456
TXU Corp.                                                30,600            1,997
                                                                     -----------
                                                                          18,929
                                                                     -----------
TOTAL COMMON STOCK
(COST $498,397)                                                          527,474
                                                                     -----------
FOREIGN COMMON STOCK 0.3% OF NET ASSETS

BERMUDA 0.3%
--------------------------------------------------------------------------------

CAPITAL GOODS 0.3%
--------------------------------------------------------------------------------
Foster Wheeler Ltd. *                                    12,500            1,405
                                                                     -----------
TOTAL FOREIGN COMMON STOCK
(COST $843)                                                                1,405
                                                                     -----------

SECURITY                                            FACE AMOUNT         VALUE
  RATE, MATURITY DATE                               ($ X 1,000)      ($ X 1,000)
SHORT-TERM INVESTMENTS 1.4% OF NET ASSETS

COMMERCIAL PAPER & OTHER OBLIGATIONS 1.3%
--------------------------------------------------------------------------------
Bank of America, London
   Time Deposit
   5.06%, 08/01/07                                        6,988            6,988

U.S. TREASURY OBLIGATIONS 0.1%
--------------------------------------------------------------------------------
U.S. Treasury Bill
   4.66%, 09/20/07                                          425              422
                                                                     -----------
TOTAL SHORT-TERM INVESTMENTS
(COST $7,410)                                                              7,410
                                                                     -----------

END OF INVESTMENTS.

                                                      NUMBER OF         VALUE
SECURITY                                               SHARES        ($ X 1,000)
COLLATERAL INVESTED FOR SECURITIES ON LOAN 4.6%
   OF NET ASSETS

Securities Lending Investment Fund, a series of
   the Brown Brothers Investment Trust               24,670,962           24,671

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

At 07/31/2007 the tax basis cost of the fund's investments was $506,691, and the unrealized appreciation and depreciation were $43,881 and ($14,283), respectively, with a net unrealized appreciation of $29,598.

SCHWAB LARGE CAP GROWTH FUND

PORTFOLIO HOLDINGS (Unaudited) continued

In addition to the above, the fund held the following at 07/31/2007. All numbers are x1,000 except number of futures contracts.

                                           NUMBER OF     CONTRACT     UNREALIZED
                                           CONTRACTS       VALUE        LOSSES
FUTURES CONTRACT

S & P 500 Index, e-mini, Long,
expires 09/21/07                               35          2,558         (121)

* Non-income producing security.
(a) All or portion of security is on loan.
(b) All or a portion of this security is held as collateral for futures contracts.

SCHWAB CAPITAL TRUST
SCHWAB TOTAL STOCK MARKET INDEX FUND(R)

PORTFOLIO HOLDINGS As of July 31, 2007, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                          COST          VALUE
HOLDINGS BY CATEGORY                                  ($ X 1,000)    ($ X 1,000)
--------------------------------------------------------------------------------
 98.6%   COMMON STOCK                                  1,062,195      1,461,977
  0.2%   FOREIGN COMMON STOCK                              1,070          2,370
  0.1%   PREFERRED STOCK                                     723          1,689
  1.1%   SHORT-TERM INVESTMENTS                           16,926         16,926
--------------------------------------------------------------------------------
100.0%   TOTAL INVESTMENTS                             1,080,914      1,482,962
  2.4%   COLLATERAL INVESTED FOR SECURITIES ON LOAN       36,393         36,393
 (2.4)%  OTHER ASSETS AND LIABILITIES, NET                              (35,970)
--------------------------------------------------------------------------------
100.0%   NET ASSETS                                                   1,483,385

                                                      NUMBER OF         VALUE
SECURITY                                               SHARES        ($ X 1,000)
COMMON STOCK 98.6% OF NET ASSETS

AUTOMOBILES & COMPONENTS 0.6%
--------------------------------------------------------------------------------
Aftermarket Technology Corp. *                            5,011              152
American Axle & Manufacturing Holdings, Inc.              5,300              128
ArvinMeritor, Inc.                                        9,900              196
BorgWarner, Inc.                                          5,400              467
Cooper Tire & Rubber Co.                                  8,900              205
Drew Industries, Inc. *                                   2,400               83
Ford Motor Co. (a)*                                     148,736            1,266
General Motors Corp.                                     45,386            1,470
Gentex Corp.                                             11,500              227
Harley-Davidson, Inc.                                    25,500            1,462
Hawk Corp., Class A *                                     1,800               26
Hayes Lemmerz International, Inc. *                      17,258               83
Johnson Controls, Inc.                                   15,000            1,697
Lear Corp. *                                              5,800              195
Modine Manufacturing Co.                                  3,700               95
Monaco Coach Corp.                                        1,200               17
Proliance International, Inc. *                             872                2
Sauer-Danfoss, Inc.                                       3,800              104
Standard Motor Products, Inc.                             7,500               93
Stoneridge, Inc. *                                        8,200              104
Strattec Security Corp. *                                 1,500               76
Superior Industries International, Inc. (a)                 800               15
Tenneco, Inc. *                                           4,480              158
The Goodyear Tire & Rubber Co. *                         17,500              503
Thor Industries, Inc.                                     4,500              185
TRW Automotive Holdings Corp. *                           7,800              256
Visteon Corp. *                                          10,251               66
Winnebago Industries, Inc. (a)                            5,100              138
                                                                     -----------
                                                                           9,469
BANKS 4.7%
--------------------------------------------------------------------------------
1st Source Corp.                                          3,728               76
Abigail Adams National Bancorp                              550                8
Accredited Home Lenders Holding Co. (a)*                  2,500               26
Alabama National Bancorp                                  1,600               85
AMCORE Financial, Inc.                                    3,700               89
Ameris Bancorp                                            1,800               32
Anchor BanCorp Wisconsin, Inc.                            3,100               69
Arrow Financial Corp.                                     1,050               22
Associated Banc-Corp                                     15,500              445
Astoria Financial Corp.                                   8,300              195
BancFirst Corp.                                           1,000               40
BancorpSouth, Inc.                                        7,612              178
BancTrust Financial Group, Inc.                           1,100               19
Bank Mutual Corp.                                         6,168               65
Bank of Hawaii Corp.                                      3,500              168
Bank of the Ozarks, Inc. (a)                              2,800               79
BankAtlantic Bancorp, Inc., Class A                       2,200               19
BankUnited Financial Corp., Class A                       2,200               37
Banner Corp.                                              1,200               37
BB&T Corp.                                               48,458            1,813
Berkshire Bancorp, Inc.                                   3,600               58
Berkshire Hills Bancorp, Inc.                             1,400               37
BOK Financial Corp.                                       4,540              227
Boston Private Financial Holdings, Inc. (a)               2,129               54
Brookline Bancorp, Inc.                                   2,405               25
Bryn Mawr Bank Corp.                                      1,400               31
Camco Financial Corp.                                       700                9
Camden National Corp.                                       700               25
Capital City Bank Group, Inc. (a)                         1,875               56
Capitol Bancorp Ltd.                                      1,500               34
Capitol Federal Financial                                 6,920              226
Cascade Bancorp                                           3,318               72
Cathay General Bancorp                                    3,200               98
Centerline Holding Co.                                    3,900               49
Central Pacific Financial Corp.                           3,400               96
Century Bancorp Inc., Class A                               800               17
Charter Financial Corp.                                     900               44
Chemical Financial Corp.                                  1,383               30
Chittenden Corp.                                          4,772              160
Citizens Banking Corp.                                    5,650               91
Citizens First Bancorp, Inc.                                700               13
Citizens South Banking Corp.                              1,000               13
City Holding Co.                                          1,800               59
City National Corp.                                       3,100              219
Clayton Holdings, Inc. *                                  6,000               55
Columbia Banking System, Inc.                             1,951               50
Comerica, Inc.                                           13,496              711
Commerce Bancorp, Inc. (a)                               11,320              379
Commerce Bancshares, Inc.                                13,997              622

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                      NUMBER OF         VALUE
SECURITY                                               SHARES        ($ X 1,000)
Community Bank System, Inc.                               1,400               25
Community Trust Bancorp, Inc.                             2,487               71
Compass Bancshares, Inc.                                 11,400              790
Corus Bankshares, Inc. (a)                                4,000               65
Countrywide Financial Corp.                              45,000            1,268
Cullen/Frost Bankers, Inc.                                6,300              313
CVB Financial Corp.                                       5,811               57
Dime Community Bancshares                                 3,375               38
Downey Financial Corp. (a)                                2,000              106
East West Bancorp, Inc.                                   2,600               95
F.N.B. Corp. (a)                                          2,639               40
Fannie Mae                                               78,900            4,721
Fifth Third Bancorp                                      42,601            1,572
First BanCorp                                             4,200               39
First Busey Corp.                                         1,500               29
First Charter Corp.                                       3,500               65
First Citizens BancShares, Inc., Class A                    300               54
First Commonwealth Financial Corp.                        2,504               24
First Financial Bancorp                                   1,839               22
First Financial Bankshares, Inc.                          2,000               72
First Financial Corp.                                       600               14
First Financial Holdings, Inc.                            3,900              106
First Horizon National Corp. (a)(c)                      10,800              343
First Indiana Corp.                                       1,718               54
First M&F Corp.                                           2,000               37
First Merchants Corp.                                     1,041               21
First Midwest Bancorp, Inc.                               3,125              103
First Niagara Financial Group, Inc.                       7,670               99
First Place Financial Corp.                               2,900               46
First Republic Bank                                       1,200               66
First United Corp.                                        2,200               41
FirstFed Financial Corp. *                                  400               18
FirstMerit Corp.                                          7,300              134
Flagstar Bancorp, Inc.                                    6,200               66
Flushing Financial Corp.                                  3,300               49
Freddie Mac                                              56,100            3,213
Fremont General Corp.                                     6,200               36
Frontier Financial Corp.                                  1,575               34
Fulton Financial Corp.                                   14,762              195
Glacier Bancorp, Inc.                                     3,697               70
Great Lakes Bancorp, Inc. *                                 506                6
Great Southern Bancorp, Inc. (a)                          1,400               35
Greater Bay Bancorp                                       5,406              145
Hancock Holding Co.                                       2,100               74
Harleysville National Corp.                               1,274               19
Hawthorn Bancshares, Inc.                                   750               24
Heritage Financial Corp.                                    735               18
Home Federal Bancorp                                        800               22
Horizon Financial Corp.                                   2,695               53
Hudson City Bancorp, Inc.                                48,731              595
Huntington Bancshares, Inc.                              29,200              561
IBERIABANK Corp.                                            875               37
Independent Bank Corp., Massachusetts                     1,000               27
Independent Bank Corp., Michigan                          4,302               52
IndyMac Bancorp, Inc. (a)                                 5,900              130
Integra Bank Corp.                                        1,225               22
International Bancshares Corp.                            7,784              171
Irwin Financial Corp.                                     3,700               43
ITLA Capital Corp.                                          700               30
Kearny Financial Corp.                                    2,000               24
KeyCorp                                                  34,300            1,190
Lakeland Financial Corp.                                  2,200               50
M&T Bank Corp.                                            8,962              953
MAF Bancorp, Inc.                                         2,028              107
MainSource Financial Group, Inc.                          1,735               27
Marshall & Ilsley Corp.                                  19,650              810
MASSBANK Corp.                                            1,500               51
MB Financial, Inc.                                        2,133               68
Merchants Bancshares, Inc.                                  750               17
MGIC Investment Corp. (a)                                 9,300              360
Midwest Banc Holdings, Inc.                               1,300               19
MutualFirst Financial, Inc.                               2,000               37
Nara Bancorp, Inc.                                        4,000               59
National City Corp.                                      60,600            1,781
National Penn Bancshares, Inc.                            3,957               58
NBT Bancorp, Inc.                                         1,400               25
New York Community Bancorp, Inc. (a)                     27,585              448
NexCen Brands, Inc. *                                     1,100                9
North Valley Bancorp                                      1,500               29
Northrim BanCorp, Inc.                                    3,125               93
Northway Financial, Inc.                                    200                7
Northwest Bancorp, Inc.                                   5,000              131
Oak Hill Financial, Inc.                                  1,000               28
OceanFirst Financial Corp.                                1,050               16
Ocwen Financial Corp. (a)*                                8,420               91
Old National Bancorp                                      6,244               90
Omega Financial Corp.                                     1,000               24
Oriental Financial Group, Inc.                            1,663               15
PAB Bankshares, Inc.                                        700               12
Pacific Capital Bancorp                                   2,844               59
Park National Corp.                                         845               67
Partners Trust Financial Group, Inc.                      6,470               77
People's United Financial, Inc.                          25,987              419
Peoples Financial Corp.                                   3,000               69
PFF Bancorp, Inc.                                         1,680               28
Pinnacle Financial Partners, Inc. *                         475               11
PNC Financial Services Group, Inc.                       27,998            1,866
Popular, Inc. (a)                                        21,700              286
Prosperity Bancshares, Inc.                               2,400               68
Provident Bankshares Corp.                                1,657               48
Provident Financial Holdings, Inc.                          750               14
Provident Financial Services, Inc.                        5,217               74
R&G Financial Corp., Class B *                            2,550                6
Radian Group, Inc.                                        6,702              226
Regions Financial Corp.                                  61,962            1,863
Renasant Corp.                                            1,125               22
Republic Bancorp, Inc., Class A                           1,821               28
Roma Financial Corp.                                      2,500               36
S&T Bancorp, Inc.                                         1,400               44
S.Y. Bancorp, Inc.                                        1,470               34
Sandy Spring Bancorp, Inc.                                2,900               78
Santander BanCorp                                         4,686               56

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                      NUMBER OF         VALUE
SECURITY                                               SHARES        ($ X 1,000)
Seacoast Banking Corp. of Florida (a)                     1,980               32
Shore Bancshares, Inc.                                      750               17
Simmons First National Corp., Class A                     1,000               23
Southwest Bancorp, Inc.                                   3,300               65
Sovereign Bancorp, Inc.                                  30,389              582
State Bancorp, Inc.                                       1,058               16
Sterling Bancorp                                          1,918               28
Sterling Bancshares, Inc.                                 3,150               33
Sterling Financial Corp.                                  1,562               26
Sterling Financial Corp., Washington                      1,827               41
Suffolk Bancorp                                           2,400               68
Sun Bancorp, Inc. *                                       3,827               58
SunTrust Banks, Inc.                                     31,842            2,493
Susquehanna Bancshares, Inc. (a)                          3,168               55
SVB Financial Group *                                     2,200              116
Synovus Financial Corp.                                  24,600              688
TCF Financial Corp.                                      13,600              334
TF Financial Corp.                                          700               20
The Colonial BancGroup, Inc.                             10,100              220
The First of Long Island Corp.                            4,000               77
The PMI Group, Inc.                                       8,100              276
The South Financial Group, Inc.                           4,500               97
Timberland Bancorp, Inc.                                  2,000               33
Tompkins Trustco, Inc.                                      931               30
Triad Guaranty, Inc. (a)*                                 1,700               47
TriCo Bancshares                                            400                8
TrustCo Bank Corp. NY                                     2,857               27
Trustmark Corp.                                           4,300              108
U.S. Bancorp                                            158,531            4,748
U.S.B. Holding Co., Inc.                                  1,958               47
UCBH Holdings, Inc.                                       9,400              155
UMB Financial Corp.                                       3,574              133
Umpqua Holdings Corp.                                       343                7
Union Bankshares Corp.                                    1,050               20
UnionBanCal Corp.                                        20,100            1,111
United Bankshares, Inc.                                   3,400               95
United Community Banks, Inc.                              3,750               88
Valley National Bancorp                                   8,977              190
W Holding Co., Inc. (a)                                  11,938               26
Wachovia Corp.                                          163,314            7,710
Washington Federal, Inc.                                  7,942              179
Washington Mutual, Inc.                                  78,449            2,944
Washington Trust Bancorp, Inc.                            1,000               24
Webster Financial Corp.                                   4,663              203
Wells Fargo & Co.                                       275,154            9,292
WesBanco, Inc.                                            3,200               71
West Coast Bancorp                                        1,200               31
Westamerica Bancorp                                       1,700               70
Whitney Holding Corp.                                     6,675              167
Willow Financial Bancorp, Inc.                            1,675               19
Wilmington Trust Corp.                                    5,700              222
Wintrust Financial Corp.                                  1,800               71
WSFS Financial Corp.                                      1,000               55
Zions Bancorp                                             7,725              576
                                                                     -----------
                                                                          69,317
CAPITAL GOODS 8.6%
--------------------------------------------------------------------------------
3D Systems Corp. *                                        1,400               29
3M Co.                                                   65,000            5,780
A.O. Smith Corp. (a)                                      1,300               63
AAON, Inc.                                                4,075              122
AAR Corp. *                                               2,500               75
Accuride Corp. *                                          2,500               35
Aceto Corp.                                               5,000               46
Actuant Corp., Class A                                    2,840              173
Acuity Brands, Inc.                                       5,200              307
Aerosonic Corp. *                                           300                2
AGCO Corp. *                                              6,762              260
Alamo Group, Inc.                                           500               13
Albany International Corp., Class A                       3,918              147
Alliant Techsystems, Inc. *                               2,437              242
American Science & Engineering, Inc. *                      500               28
American Standard Cos., Inc.                             15,400              832
American Superconductor Corp. *                             700               13
American Woodmark Corp.                                   4,000              120
Ameron International Corp. (a)                              900               88
AMETEK, Inc.                                              9,300              363
Ampco-Pittsburgh Corp.                                    2,800              118
Apogee Enterprises, Inc.                                  1,200               31
Applied Industrial Technologies, Inc.                     6,525              185
Armor Holdings, Inc. *                                    3,500              308
Astronics Corp. *                                         1,250               42
Badger Meter, Inc. (a)                                    4,000              135
Baldor Electric Co.                                       3,800              173
Barnes Group, Inc.                                        3,600              112
BE Aerospace, Inc. *                                      6,200              251
Belden CDT, Inc.                                          4,400              241
Blount International, Inc. *                              1,200               14
Breeze-Eastern Corp. *                                      500                7
Briggs & Stratton Corp.                                   3,500               99
C&D Technologies, Inc. (a)*                               4,500               22
Carlisle Cos., Inc.                                       3,200              145
Cascade Corp.                                             4,400              298
Caterpillar, Inc.                                        53,800            4,239
Ceradyne, Inc. (a)*                                       2,500              187
Chase Corp.                                                 200                4
CIRCOR International, Inc.                                3,750              150
CLARCOR, Inc.                                             3,400              118
Columbus McKinnon Corp. *                                 2,400               62
Cooper Industries Ltd., Class A                          27,400            1,450
Crane Co.                                                 5,000              229
Cummins, Inc.                                             7,800              926
Curtiss-Wright Corp.                                      3,600              157
Danaher Corp.                                            24,000            1,792
Deere & Co.                                              19,000            2,288
Donaldson Co., Inc.                                       6,500              237
Dover Corp.                                              16,700              852
DRS Technologies, Inc.                                    2,357              123
Ducommun, Inc. *                                          3,200               89

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                      NUMBER OF         VALUE
SECURITY                                               SHARES        ($ X 1,000)
DynCorp International, Inc., Class A *                    2,000               43
Eaton Corp.                                              12,600            1,224
Electro Rent Corp.                                        5,100               69
EMCOR Group, Inc. *                                       7,800              280
Emerson Electric Co.                                     70,000            3,295
Energy Conversion Devices, Inc. (a)*                        600               18
ESCO Technologies, Inc. (a)*                              2,800              102
Esterline Technologies Corp. *                            2,400              111
Evergreen Solar, Inc. *                                   1,000                8
Fastenal Co.                                             13,200              595
Federal Signal Corp.                                      5,300               71
Flow International Corp. *                                  900                8
Flowserve Corp.                                           3,900              282
Fluor Corp.                                               5,600              647
Franklin Electric Co., Inc. (a)                           1,300               61
FreightCar America, Inc.                                  2,500              118
FuelCell Energy, Inc. *                                   1,200                9
Furmanite Corp. *                                         1,400               11
Gardner Denver, Inc. *                                    3,400              141
GATX Corp.                                                4,000              181
GenCorp, Inc. *                                           2,500               30
General Cable Corp. *                                     4,700              374
General Dynamics Corp.                                   31,400            2,467
General Electric Co. (c)                                815,966           31,627
Gibraltar Industries, Inc.                                2,500               48
Global Power Equipment Group, Inc. *                      1,000                2
Goodman Global, Inc. *                                    5,400              130
Goodrich Corp.                                            8,404              529
Graco, Inc.                                               7,012              288
GrafTech International Ltd. *                             8,600              133
Granite Construction, Inc.                                4,850              315
Hardinge, Inc.                                            1,800               59
Harsco Corp.                                              6,200              326
Heico Corp., Class A                                      2,286               76
Herley Industries, Inc. *                                 4,000               57
Hexcel Corp. (a)*                                         2,000               43
Honeywell International, Inc.                            71,062            4,087
Hubbell, Inc., Class B                                    3,800              219
Huttig Building Products, Inc. *                            811                5
IDEX Corp.                                                7,225              262
II-VI, Inc. *                                             3,800               94
Illinois Tool Works, Inc.                                51,700            2,846
Infrasource Services, Inc. *                              5,700              197
Ingersoll-Rand Co., Ltd., Class A                        27,400            1,379
Insituform Technologies, Inc., Class A *                  1,300               21
Integrated Electrical Services, Inc. *                    5,105              136
ITT Corp.                                                17,400            1,094
Jacobs Engineering Group, Inc. *                         10,600              653
Joy Global, Inc.                                         19,350              958
Kadant, Inc. *                                                1               --
Kaydon Corp.                                              3,300              176
KBR, Inc. *                                              13,500              433
Kennametal, Inc.                                          4,000              307
L-3 Communications Holdings, Inc.                         9,100              888
Ladish Co., Inc. *                                        1,300               63
Lawson Products, Inc.                                     2,000               70
Lennox International, Inc.                                4,771              183
Lincoln Electric Holdings, Inc.                           3,900              281
Lockheed Martin Corp.                                    37,052            3,649
Lydall, Inc. *                                            2,500               29
MagneTek, Inc. *                                          1,500                7
Masco Corp.                                              35,800              974
McDermott International, Inc. *                          12,500            1,037
Medis Technologies Ltd. (a)*                              1,110               15
Merrimac Industries, Inc. *                                 600                6
Michael Baker Corp. *                                     3,000              108
Moog, Inc., Class A *                                     2,787              119
MSC Industrial Direct Co., Class A                        4,300              216
Mueller Industries, Inc.                                  4,200              155
Mueller Water Products, Inc., Class B                     3,139               41
NACCO Industries, Inc., Class A                           1,300              171
NCI Building Systems, Inc. (a)*                           2,900              140
Nordson Corp.                                             4,000              183
Northrop Grumman Corp.                                   30,032            2,285
Omega Flex, Inc.                                            700               13
Orbital Sciences Corp. *                                  4,600               97
Oshkosh Truck Corp.                                       9,000              515
PACCAR, Inc.                                             21,150            1,730
Pall Corp.                                               10,900              453
Parker Hannifin Corp.                                    11,000            1,085
Pentair, Inc.                                             9,500              344
Perini Corp. *                                            5,000              307
Plug Power, Inc. *                                        2,248                7
Powell Industries, Inc. *                                 1,000               34
Power-One, Inc. (a)*                                      6,000               24
Precision Castparts Corp.                                10,302            1,412
Quanta Services, Inc. (a)*                               11,400              324
Quipp, Inc.                                                 900                7
Raven Industries, Inc.                                    2,800               95
Raytheon Co.                                             34,900            1,932
Regal - Beloit Corp.                                      2,500              127
Rockwell Automation, Inc.                                15,700            1,099
Rockwell Collins, Inc.                                   13,100              900
Roper Industries, Inc.                                    6,500              390
Rush Enterprises, Inc., Class B *                           500               13
Sequa Corp., Class A *                                    2,800              462
Simpson Manufacturing Co., Inc. (a)                       3,200              108
SPX Corp.                                                 8,610              808
Standex International Corp.                               3,000               71
Stantec, Inc. *                                           1,690               55
SunPower Corp., Class A (a)*                              1,300               92
Taser International, Inc. (a)*                            1,700               26
Tecumseh Products Co., Class A *                          3,200               74
Teledyne Technologies, Inc. *                            12,157              539
Teleflex, Inc.                                            4,300              329
Tennant Co.                                               4,200              162
Terex Corp. *                                             7,400              638
Textron, Inc.                                            11,800            1,332
The Allied Defense Group, Inc. *                            500                3
The Boeing Co.                                           68,800            7,116
The Genlyte Group, Inc. *                                 3,200              223

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                      NUMBER OF         VALUE
SECURITY                                               SHARES        ($ X 1,000)
The Gorman-Rupp Co. (a)                                   3,593              103
The Greenbrier Cos., Inc. (a)                             1,600               53
The Manitowoc Co., Inc.                                   5,800              450
The Middleby Corp. *                                      7,000              434
The Shaw Group, Inc. *                                    4,500              239
The Timken Co.                                            6,600              220
The Toro Co.                                              4,100              231
Thomas & Betts Corp. *                                    7,300              451
Titan International, Inc.                                   800               24
TransDigm Group, Inc. *                                   3,600              148
Tredegar Corp.                                            5,100               94
Trinity Industries, Inc.                                  1,650               63
Triumph Group, Inc.                                       1,200               91
Tyco International Ltd.                                  38,525            1,822
United Industrial Corp.                                   1,200               76
United Rentals, Inc. *                                    5,900              190
United Technologies Corp.                                84,068            6,134
Universal Forest Products, Inc.                           2,500               99
URS Corp. *                                               3,700              182
USG Corp. (a)*                                            3,900              162
Valmont Industries, Inc.                                  1,900              144
Vicor Corp.                                               4,200               53
W.W. Grainger, Inc.                                       7,300              638
Wabash National Corp.                                     2,500               32
Wabtec Corp.                                              2,828              115
Walter Industries, Inc.                                   4,900              123
Watsco, Inc.                                              3,400              170
Watts Water Technologies, Inc., Class A                   1,000               35
WESCO International, Inc. *                               4,800              257
Woodward Governor Co.                                     4,000              231
                                                                     -----------
                                                                         127,097
COMMERCIAL SERVICES & SUPPLIES 1.2%
--------------------------------------------------------------------------------
A.T. Cross Co., Class A *                                 2,400               28
ABM Industries, Inc.                                      4,900              123
Administaff, Inc.                                         2,800               92
Allied Waste Industries, Inc. *                          29,100              375
American Locker Group, Inc. *                               500                2
American Reprographics Co. *                              4,000              100
AMREP Corp.                                               2,500              103
Angelica Corp.                                            2,500               55
Avery Dennison Corp.                                      9,700              595
Bowne & Co., Inc.                                         4,200               73
Brady Corp., Class A                                      1,400               49
Casella Waste Systems, Inc., Class A *                    2,500               28
CDI Corp.                                                 3,700              105
Cenveo, Inc. *                                            4,300               90
ChoicePoint, Inc. *                                       6,900              267
Cintas Corp.                                             15,350              561
Clean Harbors, Inc. *                                     2,500              120
CompX International, Inc.                                 1,300               21
Consolidated Graphics, Inc. *                             3,900              257
Copart, Inc. *                                            6,550              184
Cornell Cos., Inc. *                                      4,600              101
Corrections Corp. of America *                           11,484              331
CoStar Group, Inc. *                                        800               41
Covanta Holding Corp. *                                  11,700              265
CRA International, Inc. *                                 2,500              119
Deluxe Corp.                                              3,800              144
Diamond Management & Technology Consultants, Inc.         1,000               11
Ennis, Inc.                                               4,500               91
Equifax, Inc.                                            13,095              530
Exponent, Inc. *                                          6,000              137
First Consulting Group, Inc. *                            4,800               44
FTI Consulting, Inc. *                                    2,700              111
G&K Services, Inc., Class A                               1,600               60
GP Strategies Corp. *                                     1,500               16
Healthcare Services Group, Inc.                           5,625              156
Heidrick & Struggles International, Inc. *                3,100              167
Herman Miller, Inc.                                       5,700              174
HNI Corp.                                                 4,000              163
Hudson Highland Group, Inc. *                             3,220               53
ICT Group, Inc. *                                         3,000               47
IHS, Inc., Class A *                                      3,600              171
IKON Office Solutions, Inc.                              12,500              173
Interface, Inc., Class A                                  5,800              107
Kelly Services, Inc., Class A                             3,200               80
Kforce, Inc. *                                            2,905               42
Knoll, Inc.                                               4,000               79
Korn/Ferry International *                                3,600               85
Labor Ready, Inc. *                                       3,500               82
Learning Tree International, Inc. *                       1,400               19
M&F Worldwide Corp. *                                     1,200               70
Manpower, Inc.                                            6,991              553
McGrath Rentcorp                                          1,600               48
Mine Safety Appliances Co. (a)                            2,700              123
Mobile Mini, Inc. *                                       1,200               34
Monster Worldwide, Inc. *                                 9,800              381
Multi-Color Corp.                                         1,750               66
On Assignment, Inc. *                                     4,700               47
PHH Corp. *                                               4,186              122
Pitney Bowes, Inc.                                       20,000              922
R.R. Donnelley & Sons Co.                                17,000              718
Republic Services, Inc.                                  26,550              848
Resources Connection, Inc. *                              3,700              120
Robert Half International, Inc.                          14,000              476
Rollins, Inc.                                             6,675              159
School Specialty, Inc. *                                  1,600               55
Spherion Corp. *                                          6,830               60
Steelcase, Inc., Class A                                 11,500              200
Stericycle, Inc. *                                        6,400              307
TeleTech Holdings, Inc. *                                 5,000              147
Tetra Tech, Inc. *                                       12,031              253
The Advisory Board Co. *                                  1,000               52
The Brink's Co.                                           5,600              342
The Corporate Executive Board Co.                         2,700              182
The Dun & Bradstreet Corp.                               12,140            1,187
The Geo Group, Inc. *                                    11,400              315
The Standard Register Co.                                 4,100               55
TRC Cos., Inc. *                                          1,350               15
United Stationers, Inc. *                                 2,900              185
Viad Corp.                                                3,625              130

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                      NUMBER OF         VALUE
SECURITY                                               SHARES        ($ X 1,000)
Volt Information Sciences, Inc. *                         3,150               49
Waste Connections, Inc. *                                 5,475              170
Waste Industries USA, Inc.                                4,000              128
Waste Management, Inc.                                   48,100            1,829
Watson Wyatt Worldwide, Inc., Class A                     4,600              205
Westaff, Inc. *                                           2,000               10
                                                                     -----------
                                                                          17,390
CONSUMER DURABLES & APPAREL 1.5%
--------------------------------------------------------------------------------
American Greetings Corp., Class A (a)                     8,500              210
Avatar Holdings, Inc. (a)*                                2,500              162
Beazer Homes USA, Inc. (a)                                2,553               36
Blyth, Inc.                                               4,800              107
Brookfield Homes Corp. (a)                                3,074               65
Brunswick Corp.                                           7,400              207
Callaway Golf Co.                                         5,600               91
Carter's, Inc. *                                          5,000              106
Cavco Industries, Inc. *                                    410               14
Centex Corp.                                             10,700              399
Chromcraft Revington, Inc. *                              1,300                9
Coach, Inc. *                                            32,008            1,455
Columbia Sportswear Co.                                   4,350              273
Craftmade International, Inc.                             2,800               48
CSS Industries, Inc.                                      3,400              122
D.R. Horton, Inc.                                        24,604              402
Deckers Outdoor Corp. *                                   2,500              258
DGSE Cos, Inc. *                                            700                3
Dominion Homes, Inc. *                                      500                2
Eastman Kodak Co. (a)                                    22,700              573
Ethan Allen Interiors, Inc.                               4,200              143
Flexsteel Industries, Inc.                                  600                8
Foamex International, Inc. *                              2,278               22
Fortune Brands, Inc.                                     11,500              935
Fossil, Inc. *                                            5,462              140
Furniture Brands International, Inc.                      4,700               52
Garmin Ltd. (a)                                          10,000              839
Hampshire Group Ltd. *                                    2,000               39
Hanesbrands, Inc. *                                      11,047              343
Harman International Industries, Inc.                     6,800              789
Hasbro, Inc.                                             14,500              406
Hovnanian Enterprises, Inc., Class A (a)*                 3,700               49
Jarden Corp. *                                            5,975              216
Jones Apparel Group, Inc.                                12,156              303
K-Swiss, Inc., Class A                                    2,400               53
K2, Inc. *                                                9,700              142
KB Home                                                   7,800              248
Kellwood Co.                                              2,900               74
Kenneth Cole Productions, Inc., Class A                   3,100               66
Kimball International, Inc., Class B                      6,100               80
Leggett & Platt, Inc.                                    16,200              336
Lennar Corp., Class A (a)                                12,190              374
Lenox Group, Inc. *                                       3,300               21
Levitt Corp., Class A                                       550                4
Liz Claiborne, Inc.                                       8,600              302
M.D.C. Holdings, Inc.                                     1,903               88
M/I Homes, Inc.                                           1,800               44
Maidenform Brands, Inc. *                                 5,000               90
Marine Products Corp.                                       405                4
MarineMax, Inc. (a)*                                        800               15
Mattel, Inc.                                             34,300              786
Meritage Homes Corp. *                                    1,000               19
Mohawk Industries, Inc. *                                 4,819              434
Movado Group, Inc.                                        3,300               93
Nautilus, Inc. (a)                                        4,125               41
Newell Rubbermaid, Inc.                                  23,900              632
NIKE, Inc., Class B                                      41,400            2,337
NVR, Inc. *                                                 500              289
Oakley, Inc.                                              6,700              189
Oxford Industries, Inc.                                   2,500              101
Palm Harbor Homes, Inc. (a)*                              2,700               37
Perry Ellis International, Inc. *                         2,500               75
Phillips-Van Heusen Corp.                                 5,600              292
Polaris Industries, Inc. (a)                              3,200              158
Polo Ralph Lauren Corp.                                   7,500              670
Pool Corp. (a)                                            5,662              190
Pulte Homes, Inc.                                        20,244              391
Quiksilver, Inc. *                                        4,000               51
RC2 Corp. *                                               2,200               78
Russ Berrie & Co., Inc. *                                 3,000               46
Skechers U.S.A., Inc., Class A *                          6,500              135
Skyline Corp.                                             2,600               73
Snap-on, Inc.                                             4,000              209
Standard Pacific Corp.                                    4,800               71
Stanley Furniture Co., Inc.                               5,200               87
Steven Madden Ltd.                                        2,700               76
Sturm, Ruger & Co., Inc. *                                6,000              117
Superior Uniform Group, Inc.                              1,600               20
Tandy Brands Accessories, Inc.                            1,000               12
Tarragon Corp. *                                          4,422               18
Tempur-Pedic International, Inc. (a)                      8,000              249
The Black & Decker Corp.                                  7,100              615
The Boyds Collection Ltd. *                                  34               --
The Ryland Group, Inc. (a)                                3,700              123
The Stanley Works                                         6,600              365
The Stride Rite Corp.                                     2,900               59
The Timberland Co., Class A *                             5,300              126
The Warnaco Group, Inc. *                                 2,500               90
Toll Brothers, Inc. *                                    11,200              246
TOUSA, Inc. (a)                                           2,812                8
Tupperware Brands Corp.                                   4,800              125
UniFirst Corp.                                            1,500               56
Uniroyal Technology Corp. *                               1,100               --
Universal Electronics, Inc. *                             5,200              183
VF Corp.                                                 13,500            1,158
Virco Manufacturing Corp. *                               1,170                8
WCI Communities, Inc. (a)*                                3,800               34
Whirlpool Corp.                                           6,849              699
Wolverine World Wide, Inc.                                7,800              211
                                                                     -----------
                                                                          22,849
CONSUMER SERVICES 2.3%
--------------------------------------------------------------------------------
Ambassadors Groups, Inc.                                  3,400              132
Ambassadors International, Inc.                           1,700               48

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                      NUMBER OF         VALUE
SECURITY                                               SHARES        ($ X 1,000)
American Real Estate Partners L.P. (a)                    3,800              359
Ameristar Casinos, Inc.                                   3,400              108
Apollo Group, Inc., Class A *                            14,550              860
Applebee's International, Inc.                            7,912              195
Bally Technologies, Inc. *                                3,000               74
Bob Evans Farms, Inc.                                     2,200               71
Boyd Gaming Corp.                                         7,800              344
Bright Horizons Family Solutions, Inc. *                  2,600              101
Brinker International, Inc.                              10,350              279
Buca, Inc. *                                              1,100                4
Burger King Holdings, Inc.                               10,800              262
Career Education Corp. *                                  8,614              256
Carnival Corp.                                           50,000            2,215
CBRL Group, Inc.                                          3,446              132
CEC Entertainment, Inc. *                                 2,025               60
Cedar Fair L.P.                                           5,300              152
Chipotle Mexican Grill, Inc., Class A (a)*                2,600              230
Choice Hotels International, Inc.                         6,800              246
Churchill Downs, Inc.                                       900               42
CKE Restaurants, Inc.                                     4,800               83
Coinstar, Inc. *                                          5,000              155
Corinthian Colleges, Inc. *                               9,200              124
CPI Corp.                                                 2,900              170
Darden Restaurants, Inc.                                 13,300              566
DeVry, Inc.                                               4,800              155
Domino's Pizza, Inc.                                      5,100               98
Dover Downs Gaming & Entertainment, Inc.                  4,899               59
Dover Motorsports, Inc.                                   1,400                8
Empire Resorts, Inc. *                                    3,000               14
Gaylord Entertainment Co. *                               2,625              131
H&R Block, Inc.                                          26,300              525
Harrah's Entertainment, Inc.                             15,273            1,293
Hilton Hotels Corp.                                      32,926            1,456
IHOP Corp.                                                3,000              196
International Game Technology                            29,100            1,028
International Speedway Corp., Class A                     3,245              155
Interstate Hotels & Resorts, Inc. *                       2,582               11
Isle of Capri Casinos, Inc. *                             4,400               94
ITT Educational Services, Inc. *                          6,000              634
Jack In the Box, Inc. *                                   4,200              269
Jackson Hewitt Tax Service, Inc.                          3,000               82
Krispy Kreme Doughnuts, Inc. *                            2,100               14
Landry's Restaurants, Inc.                                1,800               48
Las Vegas Sands Corp. (a)*                               17,000            1,483
Life Time Fitness, Inc. *                                 2,500              129
Luby's, Inc. *                                            1,400               14
Marriott International, Inc., Class A                    37,400            1,554
Matthews International Corp., Class A                     1,900               73
McDonald's Corp.                                        105,300            5,041
MGM MIRAGE *                                             22,500            1,645
Monarch Casino & Resort, Inc. *                           8,000              226
MTR Gaming Group, Inc. *                                  5,300               68
Multimedia Games, Inc. *                                  1,500               16
Nobel Learning Communities, Inc. *                          500                7
O'Charley's, Inc.                                           400                7
P.F. Chang's China Bistro, Inc. *                           800               26
Panera Bread Co., Class A *                                 800               32
Papa John's International, Inc. *                         3,400               93
Peet's Coffee & Tea, Inc. *                               1,800               43
Penn National Gaming, Inc. *                              6,800              391
Pinnacle Entertainment, Inc. *                            3,800              101
Pre-Paid Legal Services, Inc. *                           3,600              190
RARE Hospitality International, Inc. *                    3,325               89
Regis Corp.                                               3,900              136
Royal Caribbean Cruises Ltd.                             16,500              636
Ruby Tuesday, Inc.                                        5,600              125
Scientific Games Corp., Class A (a)*                      6,500              223
Service Corp. International                              24,100              292
Shuffle Master, Inc. (a)*                                 2,812               41
Six Flags, Inc. (a)*                                     11,000               42
Smith & Wollensky Restaurant Group, Inc. *                  900               10
Sonic Corp. *                                             7,968              165
Sotheby's                                                 5,438              232
Speedway Motorsports, Inc.                                4,800              177
Starbucks Corp. *                                        62,600            1,670
Starwood Hotels & Resorts Worldwide, Inc.                17,730            1,116
Station Casinos, Inc.                                     4,650              402
Stewart Enterprises, Inc., Class A                       10,000               70
Strayer Education, Inc.                                     700              106
Texas Roadhouse, Inc., Class A *                          5,900               70
The Cheesecake Factory, Inc. *                            2,887               71
The Steak n Shake Co. *                                   1,580               24
Tim Hortons, Inc.                                        13,949              431
Triarc Cos., Inc., Class B                                7,000              100
Vail Resorts, Inc. *                                      3,800              203
Vertrue, Inc. *                                           4,500              222
Weight Watchers International, Inc.                       8,700              422
Wendy's International, Inc.                              10,300              361
WMS Industries, Inc. *                                    8,250              215
Wyndham Worldwide Corp. *                                16,744              563
Wynn Resorts Ltd.                                         4,000              386
YUM! Brands, Inc.                                        48,000            1,538
                                                                     -----------
                                                                          34,815
DIVERSIFIED FINANCIALS 8.1%
--------------------------------------------------------------------------------
A.G. Edwards, Inc.                                        8,400              679
Advance America Cash Advance Centers, Inc.                6,500               95
Advanta Corp., Class A                                   11,100              261
Advanta Corp., Class B                                    7,500              192
Affiliated Managers Group, Inc. (a)*                      1,800              203
AllianceBernstein Holding L.P.                            7,700              646
American Express Co.                                    105,150            6,156

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                      NUMBER OF         VALUE
SECURITY                                               SHARES        ($ X 1,000)
AmeriCredit Corp. *                                      12,300              250
Ameriprise Financial, Inc.                               21,030            1,267
Asset Acceptance Capital Corp.                            2,500               35
ASTA Funding, Inc.                                        2,000               72
Bank of America Corp. (c)                               381,577           18,094
Bank of New York Mellon Corp.                            95,234            4,052
Blackrock, Inc.                                           9,400            1,499
Calamos Asset Management, Inc., Class A                   2,500               62
Capital One Financial Corp.                              33,710            2,385
Cash America International, Inc.                          2,500               92
CIT Group, Inc.                                          18,600              766
Citigroup, Inc. (c)                                     412,286           19,200
CME Group, Inc.                                           3,850            2,127
Cohen & Steers, Inc.                                      5,400              186
CompuCredit Corp. (a)*                                    4,400              116
Credit Acceptance Corp. *                                 2,400               62
Discover Financial Services *                            45,150            1,041
Dollar Financial Corp. *                                  2,500               63
E*TRADE Financial Corp. *                                34,335              636
Eaton Vance Corp.                                        11,600              486
EZCORP, Inc., Class A *                                   8,500              102
Federated Investors, Inc., Class B                        9,950              358
Financial Federal Corp.                                   3,700              105
Franklin Resources, Inc.                                 20,600            2,624
GAMCO Investors, Inc., Class A                            3,200              166
Greenhill & Co., Inc. (a)                                 2,500              145
IntercontinentalExchange, Inc. *                          5,100              771
International Securities Exchange Holdings, Inc.          5,500              361
Investment Technology Group, Inc. *                       4,750              190
Janus Capital Group, Inc.                                19,200              577
Jefferies Group, Inc.                                     8,200              215
JPMorgan Chase & Co.                                    295,944           13,025
Knight Capital Group, Inc., Class A *                     9,700              137
LaBranche & Co., Inc. *                                   2,400               16
Legg Mason, Inc. (a)                                     10,050              905
Lehman Brothers Holdings, Inc.                           47,744            2,960
Leucadia National Corp.                                  17,908              673
Merrill Lynch & Co., Inc.                                79,800            5,921
MicroFinancial, Inc.                                      1,900               12
Moody's Corp.                                            26,600            1,431
Morgan Stanley                                           90,300            5,767
Nasdaq Stock Market, Inc. (a)*                            8,800              271
Nelnet, Inc., Class A                                     4,500               78
Northern Trust Corp.                                     18,500            1,156
Nuveen Investments, Inc., Class A                         7,300              446
Nymex Holdings, Inc. (a)                                  8,000              996
NYSE Euronext                                            11,500              886
Penson Worldwide, Inc. *                                  8,000              141
Piper Jaffray Cos., Inc. *                                  950               46
Portfolio Recovery Associates, Inc. (a)                   2,000              105
Raymond James Financial, Inc.                            10,350              317
Resource America, Inc., Class A                           2,000               30
SEI Investments Co.                                      19,400              529
Siebert Financial Corp.                                   2,900               11
SLM Corp.                                                37,300            1,834
State Street Corp.                                       32,983            2,211
SWS Group, Inc.                                           4,211               74
T. Rowe Price Group, Inc.                                21,400            1,116
TD Ameritrade Holding Corp. *                            47,100              798
The Bear Stearns Cos., Inc.                              13,620            1,651
The Charles Schwab Corp. (d)                            111,120            2,237
The First Marblehead Corp. (a)                            7,500              247
The Goldman Sachs Group, Inc.                            38,700            7,289
The Student Loan Corp.                                    1,700              316
W.P. Carey & Co. LLC                                      4,100              127
Waddell & Reed Financial, Inc., Class A                   7,250              183
Westwood Holdings Group, Inc.                               285               10
World Acceptance Corp. *                                  1,000               32
                                                                     -----------
                                                                         120,321
ENERGY 10.0%
--------------------------------------------------------------------------------
Adams Resources & Energy, Inc.                            1,000               25
Alliance Resource Partners L.P.                           3,400              138
Alon USA Energy, Inc.                                     3,700              132
Alpha Natural Resources, Inc. *                           5,200               93
Anadarko Petroleum Corp.                                 39,060            1,966
Apache Corp.                                             25,772            2,083
APCO Argentina, Inc.                                        200               18
Arch Coal, Inc.                                           7,000              209
Atlas America, Inc.                                       2,670              130
ATP Oil & Gas Corp. *                                     1,600               73
Atwood Oceanics, Inc. *                                   2,400              165
Baker Hughes, Inc.                                       28,300            2,237
Basic Energy Services, Inc. *                             3,000               63
Berry Petroleum Co., Class A                              4,000              149
BJ Services Co.                                          28,600              748
Boardwalk Pipeline Partners L.P.                         10,500              381
BP Prudhoe Bay Royalty Trust (a)                          2,200              157
Bristow Group, Inc. *                                     1,800               85
Buckeye Partners L.P.                                     3,400              183
Cabot Oil & Gas Corp.                                    27,200              930
Calumet Specialty Products Partners, L.P.                 5,000              262
Cameron International Corp. *                             9,100              710
CARBO Ceramics, Inc. (a)                                  1,900               86
Chesapeake Energy Corp.                                  19,200              654
Chevron Corp.                                           178,939           15,256
Cimarex Energy Co.                                        5,508              208
CNX Gas Corp. *                                          12,000              321
Compagnie Generale de Geophysique-Veritas S.A. (a)*       6,029              304
Comstock Resources, Inc. *                                4,500              121
ConocoPhillips                                          134,223           10,851
CONSOL Energy, Inc.                                      14,100              587
CREDO Petroleum Corp. *                                   2,700               32
Cross Timbers Royalty Trust (a)                           1,500               62
Crosstex Energy L.P. (a)                                  2,000               73
Denbury Resources, Inc. *                                 9,800              392
Devon Energy Corp.                                       37,360            2,787
Diamond Offshore Drilling, Inc.                          12,300            1,269
Dresser-Rand Group, Inc. *                                6,000              223
Dril-Quip, Inc. *                                         3,100              149
El Paso Corp.                                            51,387              856

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                      NUMBER OF         VALUE
SECURITY                                               SHARES        ($ X 1,000)
Enbridge Energy Management LLC *                          1,382               77
Encore Acquisition Co. *                                  2,250               58
Energy Partners Ltd. *                                    1,301               21
Energy Transfer Partners L.P. (a)                         4,000              223
ENSCO International, Inc.                                11,200              684
Enterprise GP Holdings L.P.                               2,100               85
Enterprise Products Partners L.P. (a)                    29,500              917
EOG Resources, Inc.                                      22,800            1,598
Exxon Mobil Corp. (c)                                   493,166           41,983
FMC Technologies, Inc. *                                  4,591              420
Forest Oil Corp. (a)*                                     4,450              180
Foundation Coal Holdings, Inc.                            3,700              129
Frontier Oil Corp.                                       14,400              558
General Maritime Corp. (a)                                3,000               78
Global Industries Ltd. *                                 14,400              373
Grant Prideco, Inc. *                                    10,100              567
Grey Wolf, Inc. *                                        15,000              111
Gulf Island Fabrication, Inc.                             2,800               96
GulfMark Offshore, Inc. *                                 1,600               75
Halliburton Co.                                          81,200            2,925
Hanover Compressor Co. *                                  5,600              133
Harvest Natural Resources, Inc. *                         6,000               68
Helix Energy Solutions Group, Inc. *                      6,064              236
Helmerich & Payne, Inc.                                   9,600              311
Hess Corp.                                               19,200            1,175
Holly Corp.                                               8,000              539
Hornbeck Offshore Services, Inc. *                        2,500              108
Hugoton Royalty Trust                                     4,846              116
Inergy, L.P.                                              2,000               71
Input/Output, Inc. (a)*                                   5,200               74
Key Energy Services, Inc. *                              10,300              157
Kinder Morgan Energy Partners LP (a)                     15,000              795
Kinder Morgan Management LLC *                            4,006              200
Lufkin Industries, Inc.                                   3,500              207
Magellan Midstream Partners (a)                           2,400              109
Marathon Oil Corp.                                       67,308            3,715
Mariner Energy, Inc. *                                    6,601              139
Markwest Energy Partners L.P.                             1,000               36
Massey Energy Co.                                         6,800              145
Matrix Service Co. (a)*                                   8,000              185
Murphy Oil Corp.                                         14,500              900
Nabors Industries Ltd. *                                 23,634              691
NATCO Group, Inc., Class A *                              1,200               56
National-Oilwell Varco, Inc. *                           14,040            1,686
Natural Resource Partners L.P. (a)                        4,000              149
Newfield Exploration Co. *                                7,400              356
Noble Corp.                                              10,100            1,035
Noble Energy, Inc.                                       14,218              869
NuStar L.P.                                               1,600              105
Occidental Petroleum Corp.                               75,020            4,255
Oceaneering International, Inc. *                         2,200              124
Oil States International, Inc. *                          3,600              157
Overseas Shipholding Group, Inc.                          3,700              287
Parker Drilling Co. *                                    18,300              172
Patterson-UTI Energy, Inc.                               13,200              302
Peabody Energy Corp.                                     18,500              782
Penn Virginia Corp.                                       5,000              193
Penn Virginia Resource Partners, L.P.                     5,000              154
Pioneer Natural Resources Co.                            10,133              461
Plains All American Pipeline, L.P.                        7,295              458
Plains Exploration & Production Co. (a)*                  6,579              284
Pogo Producing Co.                                        4,700              250
Pride International, Inc. *                              12,700              445
Quicksilver Resources, Inc. *                             4,200              177
Range Resources Corp.                                     8,100              301
Rosetta Resources, Inc. *                                 4,100               74
Rowan Cos., Inc.                                          8,400              354
RPC, Inc.                                                11,475              139
Schlumberger Ltd.                                       100,000            9,472
SEACOR Holdings, Inc. *                                   1,250              109
Smith International, Inc.                                17,300            1,062
Spectra Energy Corp.                                     50,178            1,278
St. Mary Land & Exploration Co.                           7,400              246
Stone Energy Corp. *                                        976               32
Sunoco Logistics Partners L.P. (a)*                       2,000              118
Sunoco, Inc.                                             11,000              734
Superior Energy Services, Inc. *                          9,900              399
Swift Energy Co. *                                        2,500              107
TC Pipelines L.P. (a)                                     2,400               94
Teekay Shipping Corp.                                     3,000              168
TEL Offshore Trust                                           83                1
TEPPCO Partners L.P. (a)                                  7,000              305
Tesoro Corp.                                             12,100              603
TETRA Technologies, Inc. *                                5,300              147
The Meridian Resource Corp. *                             3,100                8
The Williams Cos., Inc.                                  44,860            1,447
Tidewater, Inc.                                           7,700              527
Transocean, Inc. *                                       27,731            2,980
Ultra Petroleum Corp. *                                  13,000              719
Unit Corp. *                                              4,400              242
Universal Compression Holdings, Inc. *                    2,900              212
USEC, Inc. *                                             14,300              240
Valero Energy Corp.                                      47,980            3,215
W&T Offshore, Inc.                                        5,000              117
W-H Energy Services, Inc. *                               3,400              218
Weatherford International Ltd. *                         21,200            1,173
Westmoreland Coal Co. *                                   3,500               82
World Fuel Services Corp.                                 2,100               86
XTO Energy, Inc.                                         28,942            1,578
                                                                     -----------
                                                                         147,780
FOOD & STAPLES RETAILING 2.2%
--------------------------------------------------------------------------------
Arden Group, Inc., Class A                                  600               76
BJ's Wholesale Club, Inc. *                               6,100              207
Casey's General Stores, Inc.                              5,100              127
Costco Wholesale Corp.                                   38,600            2,308

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                      NUMBER OF         VALUE
SECURITY                                               SHARES        ($ X 1,000)
CVS/Caremark Corp.                                      125,640            4,421
Ingles Markets, Inc., Class A                               300                9
Longs Drug Stores Corp.                                   3,300              160
Nash Finch Co.                                            1,700               69
Pathmark Stores, Inc. *                                   3,900               48
Performance Food Group Co. *                              1,900               54
PriceSmart, Inc.                                            500               11
Rite Aid Corp. (a)*                                      40,400              223
Ruddick Corp.                                             3,100               86
Safeway, Inc.                                            35,900            1,144
Spartan Stores, Inc.                                        500               15
Supervalu, Inc.                                          19,832              826
Sysco Corp.                                              48,636            1,551
The Andersons, Inc. (a)                                   1,000               43
The Great Atlantic & Pacific Tea Co., Inc. *              2,200               64
The Kroger Co.                                           60,800            1,578
The Pantry, Inc. *                                        1,000               35
The Topps Co., Inc.                                       1,700               16
United Natural Foods, Inc. *                              2,600               71
Wal-Mart Stores, Inc.                                   334,100           15,352
Walgreen Co.                                             80,400            3,552
Weis Markets, Inc.                                        1,700               67
Whole Foods Market, Inc. (a)                             10,900              404
Wild Oats Markets, Inc. (a)*                              3,800               61
                                                                     -----------
                                                                          32,578
FOOD, BEVERAGE & TOBACCO 4.3%
--------------------------------------------------------------------------------
Alliance One International, Inc. *                       10,800               93
Altria Group, Inc.                                      168,800           11,220
American Italian Pasta Co., Class A *                     1,000                8
Anheuser-Busch Cos., Inc.                                61,500            2,999
Archer-Daniels-Midland Co.                               53,958            1,813
Bridgford Foods Corp. *                                     300                2
Brown-Forman Corp., Class B                               9,912              659
Campbell Soup Co.                                        35,400            1,304
Chiquita Brands International, Inc. (a)*                  3,200               56
Coca-Cola Bottling Co. Consolidated                         400               21
Coca-Cola Enterprises, Inc.                              30,000              680
ConAgra Foods, Inc.                                      43,293            1,097
Constellation Brands, Inc., Class A *                    17,600              386
Corn Products International, Inc.                         5,800              259
Dean Foods Co.                                           11,113              320
Del Monte Foods Co.                                      16,031              186
Flowers Foods, Inc.                                       7,158              147
Fresh Del Monte Produce, Inc.                             4,200              108
General Mills, Inc.                                      31,300            1,741
Green Mountain Coffee Roasters, Inc. *                    2,700               80
Griffin Land & Nurseries, Inc. *                            300               11
H.J. Heinz Co.                                           27,900            1,221
Hormel Foods Corp.                                       11,500              396
J & J Snack Foods Corp.                                   6,400              221
John B. Sanfilippo & Son (a)*                             5,000               55
Kellogg Co.                                              34,400            1,782
Kraft Foods, Inc., Class A                              185,513            6,076
Lancaster Colony Corp.                                    3,400              132
Lance, Inc.                                               2,900               73
Loews Corp. - Carolina Group                              8,600              652
Maui Land & Pineapple Co, Inc. *                            800               25
McCormick & Co., Inc.                                    11,300              386
MGP Ingredients, Inc. (a)                                 3,400               55
Molson Coors Brewing Co., Class B                         8,500              756
Monterey Gourmet Foods, Inc. *                              700                3
National Beverage Corp. *                                 2,500               25
PepsiAmericas, Inc.                                      13,200              365
PepsiCo, Inc.                                           140,800            9,239
Pilgrim's Pride Corp.                                     1,400               47
Ralcorp Holdings, Inc. *                                  6,700              348
Reynolds American, Inc.                                  22,664            1,386
Rocky Mountain Chocolate Factory, Inc.                    2,427               41
Sanderson Farms, Inc.                                     1,750               70
Sara Lee Corp.                                           64,378            1,020
Seaboard Corp.                                              200              400
Smithfield Foods, Inc. *                                  6,300              196
Tasty Baking Co.                                            500                5
The Boston Beer Co., Inc., Class A *                      2,500              102
The Coca-Cola Co.                                       202,200           10,537
The Hain Celestial Group, Inc. *                          1,406               38
The Hershey Co.                                          19,400              894
The J. M. Smucker Co.                                     5,438              304
The Pepsi Bottling Group, Inc.                           23,400              783
Tootsie Roll Industries, Inc.                             2,462               62
TreeHouse Foods, Inc. *                                   1,722               39
Tyson Foods, Inc., Class A                               30,340              646
Universal Corp.                                           4,800              265
UST, Inc.                                                12,700              680
Vector Group Ltd. (a)                                     3,735               80
Wm. Wrigley Jr. Co.                                      20,750            1,197
Zapata Corp. *                                            8,000               56
                                                                     -----------
                                                                          63,848
HEALTH CARE EQUIPMENT & SERVICES 4.3%
--------------------------------------------------------------------------------
ABIOMED, Inc. *                                             800                8
Advanced Medical Optics, Inc. (a)*                        4,111              124
Aetna, Inc.                                              59,200            2,846
Align Technology, Inc. *                                  8,700              227
Alliance Imaging, Inc. *                                  1,800               16
Allscripts Healthcare Solutions, Inc. *                   1,900               43
Amedisys, Inc. *                                          3,334              126
America Service Group, Inc. *                             3,550               59
American Medical Systems Holdings, Inc. (a)*              7,800              143
AMERIGROUP Corp. *                                        4,300              119
AmerisourceBergen Corp.                                  20,648              973
AMN Healthcare Services, Inc. *                           4,110               88
AmSurg Corp. *                                            2,300               58
Analogic Corp.                                            1,400               93
Apria Healthcare Group, Inc. *                            4,100              107
Arrow International, Inc.                                 3,500              155
ArthroCare Corp. *                                        1,400               71

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                      NUMBER OF         VALUE
SECURITY                                               SHARES        ($ X 1,000)
Aspect Medical Systems, Inc. (a)*                         3,700               50
Bausch & Lomb, Inc.                                       3,400              217
Baxter International, Inc.                               53,018            2,789
Beckman Coulter, Inc.                                     5,100              361
Becton, Dickinson & Co.                                  21,300            1,626
BioScrip, Inc. *                                          2,172               12
Boston Scientific Corp. *                               109,568            1,441
Brookdale Senior Living, Inc.                               300               12
C.R. Bard, Inc.                                           8,000              628
Cantel Medical Corp. *                                    3,571               52
Cardinal Health, Inc.                                    36,160            2,377
Centene Corp. *                                           1,000               22
Cerner Corp. (a)*                                         8,400              444
Cerus Corp. *                                               500                3
Chemed Corp.                                              1,400               89
Chindex International, Inc. *                             2,200               48
Cholestech Corp. *                                        1,700               36
CIGNA Corp.                                              38,400            1,983
Clinical Data, Inc. *                                       117                3
Community Health Systems, Inc. *                          7,100              276
CONMED Corp. *                                            1,700               47
CorVel Corp. *                                            2,850               76
Coventry Health Care, Inc. *                             23,937            1,336
Covidien Ltd. *                                          38,525            1,578
Cross Country Healthcare, Inc. *                          4,600               75
CryoLife, Inc. *                                            750                7
Cyberonics, Inc. *                                        1,200               17
Cytyc Corp. *                                            10,300              434
Dade Behring Holdings, Inc.                               8,200              614
Datascope Corp.                                           2,500               86
DaVita, Inc. *                                            8,250              437
DENTSPLY International, Inc.                             13,100              478
DJ Orthopedics, Inc. *                                    3,000              142
Eclipsys Corp. *                                          3,800               83
Edwards Lifesciences Corp. *                              3,900              179
Express Scripts, Inc. *                                  25,200            1,263
Five Star Quality Care, Inc. *                              135                1
Gen-Probe, Inc. *                                         3,400              214
Gentiva Health Services, Inc. *                           3,250               65
Greatbatch, Inc. *                                        1,100               34
Haemonetics Corp. *                                       3,700              183
Hanger Orthopedic Group, Inc. *                           5,400               58
Health Management Associates, Inc., Class A              15,900              128
Health Net, Inc. *                                        9,100              451
HealthExtras, Inc. *                                      1,900               51
Healthspring, Inc. *                                      4,600               79
HealthTronics, Inc. *                                     3,500               14
Healthways, Inc. (a)*                                     3,100              135
Henry Schein, Inc. *                                      7,600              413
Hillenbrand Industries, Inc.                              5,800              366
Hlth Corp. *                                             21,926              278
Hologic, Inc. *                                           5,200              269
Hooper Holmes, Inc. *                                     4,600               12
Hospira, Inc. *                                          14,070              544
Humana, Inc. *                                           18,900            1,211
ICU Medical, Inc. *                                         550               18
IDEXX Laboratories, Inc. *                                2,500              251
Immucor, Inc. *                                           6,795              212
IMS Health, Inc.                                         19,300              543
Integra LifeSciences Holdings (a)*                        1,100               55
Intuitive Surgical, Inc. *                                1,050              223
Invacare Corp.                                            2,000               41
InVentiv Health, Inc. *                                   2,233               79
Kindred Healthcare, Inc. *                                4,624              124
Kinetic Concepts, Inc. *                                  5,600              344
Kyphon, Inc. *                                            3,000              197
Laboratory Corp. of America Holdings *                   12,800              945
Landauer, Inc.                                            1,100               52
LCA-Vision, Inc.                                          2,500               89
LifePoint Hospitals, Inc. *                               3,707              110
Lincare Holdings, Inc. *                                  7,100              253
Magellan Health Services, Inc. *                          3,007              126
Manor Care, Inc.                                          8,000              507
Matria Healthcare, Inc. *                                 1,800               46
McKesson Corp.                                           25,400            1,467
MedCath Corp. *                                           1,500               45
Medco Health Solutions, Inc. *                           25,033            2,034
Medical Action Industries, Inc. *                         3,750               73
Medical Staffing Network Holdings, Inc. *                 1,800               10
Medtronic, Inc.                                          95,374            4,833
Mentor Corp.                                              3,000              118
Meridian Bioscience, Inc.                                11,250              251
Merit Medical Systems, Inc. *                             2,222               25
Molina Healthcare, Inc. *                                 2,500               78
National Healthcare Corp.                                   600               31
National Medical Health Card Systems, Inc. *                800               12
Neogen Corp. *                                              625               18
Novoste Corp. *                                             400                1
Nutraceutical International Corp. *                       5,000               73
Odyssey Healthcare, Inc. *                                2,250               24
Omnicare, Inc. (a)                                        7,500              249
Option Care, Inc.                                         2,250               44
OraSure Technologies, Inc. *                              1,500               12
Owens & Minor, Inc.                                       2,000               77
Patterson Cos., Inc. *                                   10,600              380
PDI, Inc. *                                               2,900               32
Pediatrix Medical Group, Inc. *                           6,000              324
PolyMedica Corp. (a)                                        779               31
PSS World Medical, Inc. *                                 5,800              100
Q-Med, Inc. *                                               500                2
Quest Diagnostics, Inc.                                  14,820              822
Regeneration Technologies, Inc. *                         1,700               18
RehabCare Group, Inc. *                                   4,000               57
Res-Care, Inc. *                                          4,500               87
ResMed, Inc. *                                            4,000              172
Respironics, Inc. *                                       6,300              288
Sierra Health Services, Inc. *                           21,500              874
SonoSite, Inc. *                                          1,600               45
St. Jude Medical, Inc. *                                 29,600            1,277
STERIS Corp.                                              6,100              167
Stryker Corp.                                            31,100            1,942
Sunrise Senior Living, Inc. *                             3,400              135

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                      NUMBER OF         VALUE
SECURITY                                               SHARES        ($ X 1,000)
Symbion, Inc. *                                           2,500               54
Tenet Healthcare Corp. *                                 36,650              190
The Cooper Cos., Inc.                                     2,781              139
The TriZetto Group, Inc. *                                5,900               95
Theragenics Corp. *                                       2,500               10
Thoratec Corp. *                                          2,636               51
UnitedHealth Group, Inc.                                118,880            5,757
Universal Health Services, Inc., Class B                  4,000              210
US Physical Therapy, Inc. *                               3,500               48
Utah Medical Products, Inc.                               2,500               76
Varian Medical Systems, Inc. *                           11,900              485
VCA Antech, Inc. *                                        7,900              311
VistaCare, Inc., Class A *                                1,000                9
Vital Signs, Inc.                                         1,900               99
WellCare Health Plans, Inc. (a)*                          3,200              324
WellPoint, Inc. *                                        57,723            4,336
West Pharmaceutical Services, Inc.                        4,600              213
Wright Medical Group, Inc. *                              4,200              102
Young Innovations, Inc.                                   2,000               60
Zimmer Holdings, Inc. *                                  20,300            1,579
                                                                     -----------
                                                                          63,674
HOUSEHOLD & PERSONAL PRODUCTS 1.8%
--------------------------------------------------------------------------------
Alberto-Culver Co.                                        6,950              164
Avon Products, Inc.                                      39,000            1,404
Central Garden & Pet Co. *                                1,600               20
Central Garden & Pet Co., Class A *                       3,200               39
Chattem, Inc. (a)*                                        1,200               68
Church & Dwight Co., Inc.                                 4,950              243
Colgate-Palmolive Co.                                    42,500            2,805
Energizer Holdings, Inc. *                                6,333              639
Herbalife Ltd.                                              300               12
Inter Parfums, Inc.                                         675               15
Kimberly-Clark Corp.                                     40,639            2,734
NBTY, Inc. *                                              5,400              235
Nu Skin Enterprises, Inc., Class A                        6,500              101
Oil-Dri Corp. of America                                    500                8
Playtex Products, Inc. *                                  5,000               90
Spectrum Brands, Inc. *                                   2,800               12
The Clorox Co.                                           12,200              738
The Estee Lauder Cos., Inc., Class A                     12,800              576
The Procter & Gamble Co. (c)                            269,915           16,697
USANA Health Sciences, Inc. (a)*                          1,000               40
WD-40 Co.                                                 1,600               53
                                                                     -----------
                                                                          26,693
INSURANCE 5.2%
--------------------------------------------------------------------------------
21st Century Holding Co.                                  1,500               18
21st Century Insurance Group                              7,200              158
ACE Ltd.                                                 23,100            1,333
AFLAC, Inc.                                              42,600            2,220
Alfa Corp.                                                6,800              120
Alleghany Corp. *                                           224               94
Ambac Financial Group, Inc.                               7,750              520
American Financial Group, Inc.                           10,750              302
American International Group, Inc.                      211,922           13,601
American National Insurance Co.                           1,300              194
American Physicians Capital, Inc. *                       3,750              142
AmTrust Financial Services, Inc.                          5,000               73
AON Corp.                                                25,500            1,021
Arch Capital Group Ltd. *                                 3,900              272
Argonaut Group, Inc. *                                    2,400               66
Arthur J. Gallagher & Co. (a)                             6,800              188
Assurant, Inc.                                           11,500              583
Axis Capital Holdings Ltd.                                7,200              265
Baldwin & Lyons, Inc., Class B                              750               19
Berkshire Hathaway, Inc., Class A *                         128           14,080
Brown & Brown, Inc.                                      11,000              283
Cincinnati Financial Corp.                               13,450              527
Citizens, Inc. (a)*                                       5,000               25
CNA Financial Corp.                                      20,900              868
CNA Surety Corp. *                                        4,700               79
Conseco, Inc. *                                          11,500              209
Crawford & Co., Class B                                   1,600               10
Delphi Financial Group, Inc., Class A                     6,772              272
EMC Insurance Group, Inc.                                 1,200               30
Erie Indemnity Co., Class A                               5,500              284
Everest Re Group Ltd.                                     2,900              285
FBL Financial Group, Inc., Class A                        2,090               74
Fidelity National Financial, Inc., Class A               17,327              362
First American Corp.                                      7,800              361
FPIC Insurance Group, Inc. *                                400               14
Genworth Financial, Inc., Class A                        37,500            1,145
Great American Financial Resources, Inc.                  2,800               67
Hanover Insurance Group, Inc.                             4,900              215
Harleysville Group, Inc.                                  1,800               50
HCC Insurance Holdings, Inc.                              7,950              233
Hilb Rogal & Hobbs Co.                                    3,000              130
Horace Mann Educators Corp.                               4,300               77
Independence Holding Co.                                  2,700               50
Infinity Property & Casualty Corp.                        2,500              110
LandAmerica Financial Group, Inc.                         5,300              406
Lincoln National Corp.                                   21,926            1,323
Loews Corp.                                              45,000            2,133
Markel Corp. *                                              300              140
Marsh & McLennan Cos., Inc.                              43,000            1,185
MBIA, Inc.                                               11,250              631
Mercury General Corp.                                     5,400              280
MetLife, Inc.                                            62,000            3,734
National Financial Partners Corp.                         2,500              116
National Western Life Insurance Co., Class A                300               71
Nationwide Financial Services, Inc., Class A             16,400              933
NYMAGIC, Inc.                                             2,100               76
Odyssey Re Holdings Corp.                                 5,400              190
Ohio Casualty Corp.                                       5,500              239
Old Republic International Corp.                         20,437              375
PartnerRe Ltd.                                            1,900              135

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                      NUMBER OF         VALUE
SECURITY                                               SHARES        ($ X 1,000)
Penn Treaty American Corp. *                                150                1
Philadelphia Consolidated Holding Corp. *                 5,500              199
PMA Capital Corp., Class A *                                700                6
Presidential Life Corp.                                   1,000               16
Principal Financial Group, Inc.                          25,400            1,432
ProAssurance Corp. *                                      1,670               82
Protective Life Corp.                                     5,500              237
Prudential Financial, Inc.                               45,500            4,033
Reinsurance Group of America, Inc.                        5,100              272
RenaissanceRe Holdings Ltd.                               1,800              104
RLI Corp.                                                 2,800              162
SAFECO Corp.                                             12,500              731
Safety Insurance Group, Inc.                              1,000               33
SCPIE Holdings, Inc. *                                      700               16
Selective Insurance Group, Inc.                           5,400              111
StanCorp Financial Group, Inc.                            5,000              235
State Auto Financial Corp.                                3,800               98
Stewart Information Services Corp.                        1,400               51
The Allstate Corp.                                       58,874            3,129
The Chubb Corp.                                          33,094            1,668
The Commerce Group, Inc.                                  5,700              164
The Hartford Financial Services Group, Inc.              24,400            2,242
The Midland Co.                                           4,300              204
The Navigators Group, Inc. *                              1,500               78
The Phoenix Cos., Inc.                                    9,500              131
The Progressive Corp.                                    85,200            1,788
The Travelers Cos., Inc.                                 54,550            2,770
Torchmark Corp.                                          10,600              652
Transatlantic Holdings, Inc.                              6,437              471
United Fire & Casualty Co.                                1,000               34
Unitrin, Inc.                                             5,600              237
Universal American Financial Corp. *                      4,000               80
Unum Group                                               23,914              581
W. R. Berkley Corp.                                      22,950              675
Wesco Financial Corp.                                       200               79
White Mountains Insurance Group Ltd.                        200              110
XL Capital Ltd., Class A                                 14,700            1,145
Zenith National Insurance Corp.                           3,400              137
                                                                     -----------
                                                                          77,190
MATERIALS 3.7%
--------------------------------------------------------------------------------
A. Schulman, Inc.                                         2,300               53
A.M. Castle & Co.                                         1,500               50
AEP Industries, Inc. *                                      400               16
Air Products & Chemicals, Inc.                           17,700            1,529
Airgas, Inc.                                              7,500              350
AK Steel Holding Corp. *                                  9,527              381
Albemarle Corp.                                           9,000              362
Alcoa, Inc.                                              71,664            2,738
Allegheny Technologies, Inc.                              7,700              808
AptarGroup, Inc.                                          4,400              160
Arch Chemicals, Inc.                                      2,700               96
Ashland, Inc.                                             5,500              336
Ball Corp.                                                8,700              446
Bemis Co., Inc.                                           8,900              262
Bowater, Inc. (a)                                         2,300               45
Buckeye Technologies, Inc. *                              3,700               57
Cabot Corp.                                               5,200              210
Carpenter Technology Corp.                                2,500              297
Celanese Corp., Series A                                 12,500              469
Century Aluminum Co. *                                    3,100              160
CF Industries Holdings, Inc.                              4,400              253
Chaparral Steel Co.                                       4,500              378
Chemtura Corp.                                           19,427              203
Chesapeake Corp.                                          1,000               11
Cleveland-Cliffs, Inc.                                    3,000              208
Commercial Metals Co.                                     9,000              278
Compass Minerals International, Inc.                      2,500               82
Crown Holdings, Inc. *                                   13,400              329
Cytec Industries, Inc.                                    3,600              241
Deltic Timber Corp.                                         700               36
E.I. du Pont de Nemours & Co.                            78,195            3,654
Eagle Materials, Inc.                                     4,143              181
Eastman Chemical Co.                                      8,100              557
Ecolab, Inc.                                             21,500              905
Ferro Corp.                                               4,200               94
Florida Rock Industries, Inc.                             5,987              380
FMC Corp.                                                 3,100              276
Freeport-McMoRan Copper & Gold, Inc.                     30,122            2,831
Georgia Gulf Corp.                                        3,300               53
Goldcorp, Inc.                                           18,759              477
Greif, Inc., Class A                                      7,400              407
H.B. Fuller Co.                                           6,500              180
Hawkins, Inc.                                             1,900               29
Headwaters, Inc. (a)*                                     7,500              121
Hecla Mining Co. *                                       12,000               94
Hercules, Inc. *                                         11,000              228
Huntsman Corp.                                           17,500              446
International Flavors & Fragrances, Inc.                  7,400              371
International Paper Co. (a)                              39,304            1,457
Kronos Worldwide, Inc.                                    3,560               83
Landec Corp. *                                            2,500               29
Louisiana-Pacific Corp.                                   8,300              154
Lyondell Chemical Co.                                    19,930              895
Martin Marietta Materials, Inc.                           4,200              575
Material Sciences Corp. *                                 4,000               44
MeadWestvaco Corp.                                       14,474              471
Meridian Gold, Inc. *                                     6,600              186
Metal Management, Inc.                                    2,500              105
Minerals Technologies, Inc.                                 600               39
Mod-Pac Corp. *                                             500                5
Monsanto Co.                                             43,290            2,790
Myers Industries, Inc.                                    8,080              173
Nalco Holding Co.                                        13,600              313
Neenah Paper, Inc.                                        1,231               48
NewMarket Corp.                                           2,000               93
Newmont Mining Corp.                                     32,251            1,346
NL Industries, Inc.                                       5,300               52

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                      NUMBER OF         VALUE
SECURITY                                               SHARES        ($ X 1,000)
NN, Inc.                                                  1,800               19
Nucor Corp.                                              27,000            1,355
Olin Corp.                                                4,820              101
OM Group, Inc. *                                          2,400              116
Omnova Solutions, Inc. *                                  3,400               19
Owens-Illinois, Inc. *                                   13,700              548
Packaging Corp. of America                                8,500              217
Pactiv Corp. *                                           12,400              392
Penford Corp.                                             5,200              186
PolyOne Corp. *                                           3,200               24
PPG Industries, Inc.                                     13,900            1,060
Praxair, Inc.                                            25,700            1,969
Quanex Corp.                                              5,625              253
Reliance Steel & Aluminum Co.                             8,500              447
Rock-Tenn Co., Class A                                    1,500               46
Rockwood Holdings, Inc. *                                 5,900              204
Rohm & Haas Co.                                          26,753            1,512
Royal Gold, Inc. (a)                                      2,200               54
RPM International, Inc.                                   9,600              226
RTI International Metals, Inc. *                          1,500              119
Schnitzer Steel Industries, Inc., Class A                 1,650               89
Schweitzer-Mauduit International, Inc.                    3,300               75
Sealed Air Corp.                                         12,000              327
Sensient Technologies Corp.                               4,800              122
Sigma-Aldrich Corp.                                      12,600              571
Silgan Holdings, Inc.                                     5,800              299
Smurfit-Stone Container Corp. *                          20,000              236
Sonoco Products Co.                                       8,000              293
Southern Copper Corp. (a)                                22,800            2,570
Spartech Corp.                                            4,200               93
Steel Dynamics, Inc.                                      7,000              294
Stepan Co.                                                1,200               33
Stillwater Mining Co. *                                   7,133               65
Symyx Technologies, Inc. *                                3,800               34
Temple-Inland, Inc.                                       8,800              512
Terra Industries, Inc. *                                  7,500              184
Texas Industries, Inc.                                    1,000               79
The Dow Chemical Co.                                     78,766            3,425
The Lubrizol Corp.                                        5,400              338
The Mosaic Co. *                                         36,000            1,352
The Scotts Miracle-Gro Co., Class A                       5,600              230
The Valspar Corp.                                         8,400              232
Titanium Metals Corp. (a)*                               11,307              378
United States Steel Corp.                                 9,900              973
Valhi, Inc.                                               8,600              141
Vulcan Materials Co.                                      6,900              660
Wausau Paper Corp.                                        4,700               53
Westlake Chemical Corp.                                   5,100              127
Weyerhaeuser Co.                                         18,250            1,300
Worthington Industries, Inc.                              7,200              149
                                                                     -----------
                                                                          55,087
MEDIA 4.0%
--------------------------------------------------------------------------------
4Kids Entertainment, Inc. *                               4,000               64
Acme Communications, Inc.                                 1,900                8
Alloy, Inc. *                                             3,500               33
Arbitron, Inc.                                            2,120              106
Belo Corp., Class A                                       9,400              168
Cablevision Systems Corp., Class A *                     21,100              751
Carmike Cinemas, Inc.                                     2,500               46
Catalina Marketing Corp.                                  5,900              178
CBS Corp., Class B                                       72,006            2,284
Citadel Broadcasting Corp.                               17,506               88
CKX, Inc. *                                               7,300               90
Clear Channel Communications, Inc.                       49,721            1,835
Clear Channel Outdoor Holdings, Inc., Class A *          28,700              788
Comcast Corp., Class A *                                227,004            5,963
Comcast Corp., Special Class A *                         64,200            1,680
Cox Radio, Inc., Class A *                                4,600               60
Crown Media Holdings, Inc., Class A (a)*                  6,000               41
Cumulus Media Inc., Class A (a)*                          4,351               46
Daily Journal Corp. *                                       500               20
Discovery Holding Co. *                                  22,323              530
Dow Jones & Co., Inc. (a)                                 6,500              373
DreamWorks Animation SKG, Inc., Class A *                 8,200              254
EchoStar Communications Corp., Class A *                 37,700            1,594
Emak Worldwide, Inc. *                                      500                1
Emmis Communications Corp., Class A                         713                5
Entercom Communications Corp., Class A (a)                3,000               68
Entravision Communications Corp., Class A *               5,000               47
Gannett Co., Inc.                                        19,500              973
Gemstar -- TV Guide International, Inc. *                38,120              219
Getty Images, Inc. *                                      4,600              207
Gray Television, Inc.                                     5,600               45
Harte-Hanks, Inc.                                         8,100              191
Hearst-Argyle Television, Inc.                            7,500              157
Idearc, Inc.                                             12,378              430
Interactive Data Corp.                                   20,700              566
John Wiley & Sons, Inc., Class A                          6,300              266
Journal Communications, Inc., Class A                     7,500               79
Journal Register Co.                                      3,200               10
Lakes Entertainment, Inc. *                               1,800               20
Lamar Advertising Co., Class A                            9,200              548
Lee Enterprises, Inc.                                     2,500               44
Liberty Global, Inc., Series A *                         37,575            1,576
Liberty Global, Inc., Series C *                         12,601              502
Liberty Media Corp. - Capital, Series A *                11,161            1,277
Lin TV Corp., Class A *                                   3,300               50
Live Nation, Inc. *                                       6,215              123
Martha Stewart Living Omnimedia, Inc., Class A            3,900               53
Marvel Entertainment, Inc. (a)*                          11,700              283
Media General, Inc., Class A                              2,000               56
Mediacom Communications Corp., Class A *                  7,600               69

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                      NUMBER OF         VALUE
SECURITY                                               SHARES        ($ X 1,000)
Meredith Corp.                                            3,800              215
Morningstar, Inc. *                                       3,200              157
News Corp., Class A                                     253,950            5,363
Nexstar Broadcasting Group, Inc., Class A *               4,500               46
Omnicom Group, Inc.                                      33,600            1,743
Playboy Enterprises, Inc., Class B *                      4,500               49
R.H. Donnelley Corp. *                                    5,466              342
Radio One, Inc., Class A *                                9,500               58
Regal Entertainment Group, Class A (a)                   12,100              259
Salem Communications Corp., Class A *                       900                8
Scholastic Corp. *                                        2,200               71
Sinclair Broadcast Group, Inc., Class A                   7,300               95
Sun-Times Media Group, Inc., Class A                      7,300               31
The DIRECTV Group, Inc. *                               101,476            2,274
The E.W. Scripps Co., Class A (a)                        12,000              492
The Interpublic Group of Cos., Inc. *                    34,537              362
The McClatchy Co., Class A (a)                            8,416              206
The McGraw-Hill Cos., Inc.                               34,600            2,093
The New York Times Co., Class A (a)                      13,200              302
The Walt Disney Co.                                     195,410            6,449
The Washington Post Co., Class B                            600              474
Time Warner Cable, Inc. *                                75,000            2,866
Time Warner, Inc.                                       367,052            7,069
Tivo, Inc. *                                              4,500               25
Tribune Co.                                              11,376              318
Triple Crown Media, Inc. *                                  560                5
Valassis Communications, Inc. *                           3,700               44
Value Line, Inc.                                            300               16
Viacom, Inc., Class B *                                  56,606            2,168
Virgin Media, Inc.                                       15,000              373
Voyager Learning Co. *                                    1,700               16
Warner Music Group Corp.                                 11,700              145
Westwood One, Inc.                                        7,200               38
World Wrestling Entertainment, Inc., Class A              4,900               73
Xanadoo Co. *                                                63               17
XM Satellite Radio Holdings, Inc., Class A *             15,300              175
                                                                     -----------
                                                                          59,302
PHARMACEUTICALS & BIOTECHNOLOGY 6.6%
--------------------------------------------------------------------------------
Abbott Laboratories                                     125,705            6,372
Accelrys, Inc. *                                          1,300                9
Adolor Corp. (a)*                                         1,700                6
Affymetrix, Inc. *                                        4,900              119
Albany Molecular Research, Inc. *                         1,600               24
Alkermes, Inc. *                                          3,100               44
Allergan, Inc.                                           26,468            1,539
Alpharma, Inc., Class A *                                 3,700               92
Amgen, Inc. *                                           103,268            5,550
Amylin Pharmaceuticals, Inc. (a)*                         2,300              107
Aphton Corp. *                                              800               --
Applera Corp.-Celera Group *                              5,600               67
Applied Biosystems Group - Applera Corp.                 16,500              515
Arena Pharmaceuticals, Inc. (a)*                            800                9
ArQule, Inc. *                                            8,800               50
Avigen, Inc. *                                              900                5
Barr Pharmaceuticals, Inc. *                              8,781              450
Bio-Rad Laboratories, Inc., Class A *                     3,000              222
BioCryst Pharmaceuticals, Inc. *                          1,400               12
Biogen Idec, Inc. *                                      28,125            1,590
BioMarin Pharmaceuticals, Inc. *                          1,800               32
Bradley Pharmaceuticals, Inc. *                           1,700               27
Bristol-Myers Squibb Co.                                162,750            4,624
Bruker BioSciences Corp. *                                2,100               16
Caliper Life Sciences, Inc. *                               700                3
Cambrex Corp.                                             3,400               46
Celgene Corp. *                                          27,000            1,635
Cell Genesys, Inc. *                                      1,500                5
Cephalon, Inc. *                                          6,000              451
Charles River Laboratories International, Inc. *          6,416              328
CollaGenex Pharmaceuticals, Inc. *                        3,000               35
Covance, Inc. *                                           5,800              409
Cubist Pharmaceuticals, Inc. *                            1,900               44
CV Therapeutics, Inc. *                                   1,100               11
Dendreon Corp. *                                          1,400               11
Dionex Corp. *                                            1,200               82
Durect Corp. *                                            2,000                9
Dyax Corp. *                                              2,000                8
Eli Lilly and Co.                                        92,400            4,998
Encysive Pharmaceuticals, Inc. *                          2,600                5
Endo Pharmaceutical Holdings, Inc. *                     10,500              357
Enzo Biochem, Inc. *                                      1,781               23
Enzon Pharmaceuticals, Inc. *                             4,400               32
eResearch Technology, Inc. *                              5,625               54
Exelixis, Inc. *                                          7,300               71
Forest Laboratories, Inc. *                              27,500            1,105
Genentech, Inc. *                                        83,300            6,196
Genzyme Corp. *                                          20,732            1,308
Geron Corp. *                                             1,000                6
Gilead Sciences, Inc. *                                  75,840            2,824
Harvard Bioscience, Inc. *                                  500                3
Human Genome Sciences, Inc. *                             5,100               40
Illumina, Inc. (a)*                                       1,500               68
ImClone Systems, Inc. *                                   6,935              228
ImmunoGen, Inc. *                                         1,500                7
Impax Laboratories, Inc. *                                1,600               19
Incyte Corp. *                                            2,600               14
Indevus Pharmaceuticals, Inc. *                           1,800               13
Inspire Pharmaceuticals, Inc. *                           1,300                7
InterMune, Inc. (a)*                                      1,100               23
Invitrogen Corp. *                                        3,629              261
Isis Pharmaceuticals, Inc. (a)*                           1,900               20

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                      NUMBER OF         VALUE
SECURITY                                               SHARES        ($ X 1,000)
Johnson & Johnson                                       246,370           14,905
K-V Pharmaceutical Co., Class A *                         2,700               74
Kendle International, Inc. *                              2,700              100
King Pharmaceuticals, Inc. *                             18,516              315
Kosan Biosciences, Inc. *                                 2,500               10
Lexicon Pharmaceuticals, Inc. *                           6,900               22
Ligand Pharmaceuticals, Inc., Class B                     2,300               12
Luminex Corp. (a)*                                          800               10
Matrixx Initiatives, Inc. *                               1,700               37
Maxygen, Inc. *                                           6,500               53
Medarex, Inc. *                                           3,000               42
Medicis Pharmaceutical Corp., Class A                     3,400               97
Merck & Co., Inc.                                       183,552            9,113
MGI Pharma, Inc. *                                        6,932              173
Millennium Pharmaceuticals, Inc. *                       25,856              261
Millipore Corp. *                                         5,100              401
Mylan Laboratories, Inc.                                 16,600              266
Myriad Genetics, Inc. (a)*                                1,400               52
Nabi Biopharmaceuticals *                                 2,800               12
Nektar Therapeutics (a)*                                  2,200               17
Neurocrine Biosciences, Inc. *                            1,400               14
Neurogen Corp. *                                            800                3
Northfield Laboratories, Inc. *                           1,100                1
Noven Pharmaceuticals, Inc. *                             1,800               32
NPS Pharmacuticals, Inc. *                                1,000                4
Nuvelo, Inc. *                                              300                1
Omrix Biopharmaceuticals, Inc. *                          5,500              158
Onyx Pharmaceuticals, Inc. *                              1,800               50
Orchid Cellmark, Inc. *                                     280                1
OSI Pharmaceuticals, Inc. *                               4,998              161
OXiGENE, Inc. *                                             900                3
Pain Therapeutics, Inc. *                                 2,600               22
Par Pharmaceutical Cos., Inc. *                           1,900               45
PAREXEL International Corp. *                             2,400               97
PDL BioPharma, Inc. *                                     4,100               96
PerkinElmer, Inc.                                        11,477              319
Perrigo Co.                                               7,300              136
Pfizer, Inc.                                            610,192           14,346
Pharmaceutical Product Development, Inc.                 10,000              335
Pharmacopeia Drug Discovery, Inc. *                         650                4
PharmaNet Development Group, Inc. *                       4,500              126
Pharmion Corp. *                                          2,500               61
POZEN, Inc. *                                             1,300               22
Regeneron Pharmaceuticals, Inc. *                         5,200               77
Sangamo BioSciences, Inc. *                               1,200               10
Savient Pharmaceuticals, Inc. *                           2,300               27
Schering-Plough Corp.                                   121,750            3,475
Sciele Pharma, Inc. (a)*                                  3,400               79
Sepracor, Inc. *                                          6,600              186
SuperGen, Inc. *                                            900                5
Tanox, Inc. *                                             4,900               96
Techne Corp. *                                            3,800              214
The Medicines Co. *                                       1,700               27
Thermo Fisher Scientific, Inc. *                         37,302            1,948
Third Wave Technologies, Inc. *                           1,800               13
Trimeris, Inc. *                                            500                3
Valeant Pharmaceuticals International                     7,900              124
Varian, Inc. *                                            5,800              349
Ventana Medical Systems, Inc. *                           2,400              200
Verenium Corp. (a)*                                       1,100                7
Vertex Pharmaceuticals, Inc. *                            3,144              102
Vical, Inc. *                                             1,600                8
ViroPharma, Inc. *                                        6,000               77
Waters Corp. *                                            8,700              507
Watson Pharmaceuticals, Inc. *                            7,732              235
Wyeth                                                   109,400            5,308
XenoPort, Inc.                                            2,500              107
ZymoGenetics, Inc. *                                      2,000               23
                                                                     -----------
                                                                          97,456
REAL ESTATE 1.7%
--------------------------------------------------------------------------------
Alexander's, Inc. *                                         700              248
Alexandria Real Estate Equities, Inc.                     2,500              215
AMB Property Corp.                                        7,300              389
American Financial Realty Trust                           8,500               75
American Home Mortgage Investment Corp. (a)(b)            4,500                5
American Land Lease, Inc.                                 1,700               36
American Mortgage Acceptance Co.                          1,500               11
American Realty Investors, Inc. *                         1,037                8
Annaly Capital Management, Inc.                           9,400              136
Anthracite Capital, Inc.                                  4,900               46
Anworth Mortgage Asset Corp.                              1,000                8
Apartment Investment & Management Co., Class A            7,400              313
Archstone-Smith Trust                                    15,285              877
AvalonBay Communities, Inc.                               6,100              659
Boston Properties, Inc.                                   9,900              935
Brandywine Realty Trust                                   7,363              178
BRE Properties, Inc.                                      5,000              253
Brookfield Properties Corp.                              26,700              603
Camden Property Trust                                     2,300              126
CapitalSource, Inc.                                       6,900              131
Capstead Mortgage Corp.                                   2,240               22
CB Richard Ellis Group, Inc., Class A                    17,500              611
CBL & Associates Properties, Inc. *                       4,400              140
Colonial Properties Trust                                 2,567               89
Consolidated-Tomoka Land Co.                                900               56
Corporate Office Properties Trust                         3,500              132
Cousins Properties, Inc.                                  5,200              134
Crescent Real Estate Equities Co.                         7,400              167
Developers Diversified Realty Corp.                       7,612              365
Duke Realty Corp.                                        12,990              425
EastGroup Properties, Inc.                                  900               37
Entertainment Properties Trust                            2,200               98
Equity Inns, Inc.                                         2,700               60
Equity Lifestyle Properties, Inc.                         3,000              136
Equity One, Inc. (a)                                      6,600              152

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                      NUMBER OF         VALUE
SECURITY                                               SHARES        ($ X 1,000)
Equity Residential                                       24,700              983
Essex Property Trust, Inc.                                2,600              280
Federal Realty Investment Trust                           5,200              391
FelCor Lodging Trust, Inc.                                5,700              125
First Industrial Realty Trust, Inc. (a)                   2,600              101
Forest City Enterprises, Inc., Class A                   10,400              566
Friedman, Billings, Ramsey Group, Inc., Class A          12,080               59
General Growth Properties, Inc.                          20,460              982
Getty Realty Corp.                                        2,000               50
Glimcher Realty Trust                                     3,800               81
Health Care Property Investors, Inc.                     10,648              290
Health Care REIT, Inc.                                    5,200              191
Healthcare Realty Trust, Inc.                             4,900              114
Highwoods Properties, Inc.                                5,600              182
Hilltop Holdings, Inc. *                                  3,726               42
Home Properties, Inc. (a)                                 2,500              116
Hospitality Properties Trust                              6,000              230
Host Hotels & Resorts, Inc.                              39,254              829
HRPT Properties Trust                                    13,500              126
Impac Mortgage Holdings, Inc. (a)                         4,800               12
Inland Real Estate Corp.                                  5,500               83
iStar Financial, Inc.                                     9,390              341
Jones Lang LaSalle, Inc.                                  2,300              252
Kilroy Realty Corp.                                       1,800              116
Kimco Realty Corp.                                       19,195              717
LaSalle Hotel Properties                                  3,500              140
Lexington Realty Trust                                    3,000               57
Liberty Property Trust                                    8,300              311
LTC Properties, Inc.                                      2,800               56
Mack-Cali Realty Corp.                                    5,900              228
Maguire Properties, Inc.                                  3,000               86
MFA Mortgage Investments, Inc.                            5,500               39
Mid-America Apartment Communities, Inc.                   2,500              113
Move, Inc. *                                              5,020               17
National Health Investors, Inc.                           3,100               98
National Health Realty, Inc.                              2,300               55
National Retail Properties, Inc. (a)                      3,320               72
Nationwide Health Properties, Inc.                        5,100              122
New Century Financial Corp.                               3,600                1
Newcastle Investment Corp.                                2,200               40
NovaStar Financial, Inc. (a)                                500                5
OMEGA Healthcare Investors, Inc.                          2,784               36
Parkway Properties, Inc.                                    500               20
Pennsylvania Real Estate Investment Trust                 2,500               97
Plum Creek Timber Co., Inc.                              15,047              585
PMC Commercial Trust                                      1,500               22
Post Properties, Inc.                                     2,200               97
Potlatch Corp.                                            2,753              120
ProLogis                                                 20,854            1,187
PS Business Parks, Inc.                                   3,000              153
Public Storage                                           14,590            1,023
RAIT Financial Trust                                      3,300               34
Ramco-Gershenson Properties Trust                         1,400               45
Rayonier, Inc.                                            2,388              101
Realty Income Corp. (a)                                   4,600              108
Redwood Trust, Inc. (a)                                   2,500               72
Regency Centers Corp.                                     5,700              370
Reis, Inc. *                                              1,400               13
Saul Centers, Inc.                                        2,100               91
Senior Housing Properties Trust                           4,950               86
SL Green Realty Corp.                                     4,750              577
Sovran Self Storage, Inc.                                   800               34
Sun Communities, Inc.                                     3,000               82
Tanger Factory Outlet Centers, Inc.                       1,600               53
Taubman Centers, Inc.                                     4,100              197
Tejon Ranch Co. *                                           674               27
The Macerich Co.                                          5,200              380
The St. Joe Co.                                           5,300              215
Thornburg Mortgage, Inc. (a)                              7,800              198
UDR, Inc.                                                 9,400              217
UMH Properties, Inc.                                      1,600               22
Universal Health Realty Income Trust                        900               26
Urstadt Biddle Properties, Class A                        1,000               15
Urstadt Biddle Properties, Inc.                             500                8
Ventas, Inc.                                              5,800              189
Vornado Realty Trust (a)                                 10,500            1,124
Washington Real Estate Investment Trust                   3,100               92
Weingarten Realty Investors                               7,975              292
                                                                     -----------
                                                                          24,583
RETAILING 3.7%
--------------------------------------------------------------------------------
99 Cents Only Stores *                                    3,066               37
Aaron Rents, Inc.                                         6,250              145
Aaron Rents, Inc., Class A                                2,175               49
Abercrombie & Fitch Co., Class A                          5,800              405
Advance Auto Parts, Inc.                                  9,540              332
Aeropostale, Inc. *                                       4,400              168
Amazon.com, Inc. *                                       33,700            2,647
America's Car-Mart, Inc. *                                3,750               49
American Eagle Outfitters, Inc.                          18,150              440
AnnTaylor Stores Corp. *                                  9,825              309
Asbury Automotive Group, Inc.                             4,100               91
Audiovox Corp., Class A *                                 1,600               16
AutoNation, Inc. (a)*                                    21,600              421
AutoZone, Inc. *                                          6,100              774
Barnes & Noble, Inc.                                      7,400              248
Bed Bath & Beyond, Inc. *                                23,700              821
Best Buy Co., Inc.                                       39,225            1,749
Big Lots, Inc. *                                         11,100              287
Blockbuster, Inc., Class A (a)*                          15,300               66
Borders Group, Inc. (a)                                   5,700               93
Brown Shoe Co., Inc.                                      6,675              140
Building Materials Holding Corp.                          3,000               42
Cabela's, Inc. *                                          3,500               71
CarMax, Inc. *                                           17,046              408

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                      NUMBER OF         VALUE
SECURITY                                               SHARES        ($ X 1,000)
Charlotte Russe Holding, Inc. *                           2,500               44
Charming Shoppes, Inc. *                                 10,200              101
Chico's FAS, Inc. *                                      13,300              257
Christopher & Banks Corp.                                 2,900               43
Circuit City Stores, Inc.                                16,500              196
Coldwater Creek, Inc. *                                   8,502              167
CSK Auto Corp. *                                          3,500               48
Deb Shops, Inc.                                           3,600               93
Dick's Sporting Goods, Inc. *                             3,000              169
Dillard's, Inc., Class A                                  5,500              164
Dollar Tree Stores, Inc. *                                8,650              331
DSW, Inc., Class A (a)*                                   3,500              116
Duckwall-ALCO Stores, Inc. *                              1,800               71
eBay, Inc. *                                            110,848            3,591
Expedia, Inc. *                                          31,345              834
Family Dollar Stores, Inc.                               12,700              376
Finlay Enterprises, Inc. *                                1,000                5
Foot Locker, Inc.                                        14,100              262
GameStop Corp., Class A *                                12,048              486
Genesco, Inc. *                                           4,300              217
Genuine Parts Co.                                        13,500              642
Group 1 Automotive, Inc.                                  1,400               53
Guess?, Inc.                                              5,400              256
Guitar Center, Inc. *                                     1,700               99
Handleman Co.                                             6,600               31
Hibbett Sports, Inc. *                                    3,543               91
Hollywood Media Corp. *                                   1,100                4
IAC/InterActiveCorp *                                    31,345              901
J. Crew Group, Inc. *                                     5,500              277
J.C. Penney Co., Inc.                                    27,400            1,864
Keystone Automotive Industries, Inc. *                    1,800               84
Kohl's Corp. *                                           28,300            1,721
Liberty Media Corp. - Interactive Class A *              55,809            1,169
Limited Brands, Inc.                                     31,520              761
Lithia Motors, Inc., Class A                                700               14
Lowe's Cos., Inc.                                       122,500            3,431
Macy's, Inc.                                             42,952            1,549
Midas, Inc. *                                             6,800              124
Monro Muffler Brake, Inc.                                 1,050               35
Mothers Work, Inc. *                                      2,500               56
Netflix, Inc. (a)*                                        6,000              103
Nordstrom, Inc.                                          20,600              980
O'Reilly Automotive, Inc. *                               4,400              147
Office Depot, Inc. *                                     26,000              649
OfficeMax, Inc.                                           6,400              210
Pacific Sunwear of California, Inc. *                     7,475              135
Payless ShoeSource, Inc. *                                5,906              157
Penske Automotive Group, Inc.                             2,000               39
PetSmart, Inc.                                           11,100              359
Pomeroy IT Solutions, Inc. *                              2,100               22
Priceline.com, Inc. (a)*                                  3,983              254
RadioShack Corp.                                         10,700              269
Rent-A-Center, Inc. *                                     7,750              150
Retail Ventures, Inc. *                                   5,000               65
REX Stores Corp. *                                        1,875               38
Ross Stores, Inc.                                        13,400              388
Saks, Inc.                                               10,800              200
Sally Beauty Holdings, Inc. *                             6,950               56
Sears Holdings Corp. *                                   12,885            1,763
Select Comfort Corp. *                                    4,500               72
Shoe Carnival, Inc. *                                     1,200               26
Sonic Automotive, Inc., Class A                           1,400               38
Source Interlink Cos., Inc. *                             5,000               22
Stage Stores, Inc.                                        2,700               48
Staples, Inc.                                            61,800            1,423
Stein Mart, Inc.                                          3,800               41
Systemax, Inc. (a)                                        2,500               52
Target Corp.                                             69,800            4,228
The Buckle, Inc.                                          5,250              183
The Cato Corp., Class A                                   4,300               89
The Children's Place Retail Stores, Inc. *                1,800               61
The Dress Barn, Inc. *                                    6,000              109
The Finish Line, Inc., Class A                            3,600               24
The Gap, Inc.                                            73,900            1,271
The Gymboree Corp. *                                      2,500              108
The Home Depot, Inc.                                    162,300            6,033
The Men's Wearhouse, Inc.                                 3,600              178
The Pep Boys - Manny, Moe & Jack (a)                      5,000               85
The Sherwin-Williams Co.                                 13,000              906
The Talbots, Inc. (a)                                     5,700              131
The TJX Cos., Inc.                                       40,400            1,121
The Wet Seal, Inc., Class A *                             6,000               28
Tiffany & Co.                                            11,500              555
Tractor Supply Co. *                                      4,000              190
Trans World Entertainment Corp. *                         1,500                7
TravelCenters of America LLC *                              600               22
Tuesday Morning Corp.                                     2,500               29
Tween Brands, Inc. *                                      1,742               67
Urban Outfitters, Inc. *                                 12,800              257
ValueVision Media, Inc., Class A *                        1,400               13
West Marine, Inc. *                                       2,500               39
Williams-Sonoma, Inc.                                     9,200              283
Winmark Corp. *                                           1,200               24
Zale Corp. *                                              5,020              107
                                                                     -----------
                                                                          54,395
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 2.6%
--------------------------------------------------------------------------------
Actel Corp. *                                             1,100               13
Advanced Energy Industries, Inc. *                        3,900               69
Advanced Micro Devices, Inc. (a)*                        34,200              463
Alliance Semiconductor Corp. *                            1,200                3
Altera Corp. *                                           30,400              705
AMIS Holdings, Inc. *                                     7,100               73
Amkor Technology, Inc. *                                 14,400              178
Anadigics, Inc. (a)*                                      1,150               17
Analog Devices, Inc.                                     30,200            1,071
Applied Materials, Inc.                                 139,098            3,066
Asyst Technologies, Inc. *                                1,700               11
Atmel Corp. *                                            37,900              204
ATMI, Inc. *                                              1,400               41
Axcelis Technologies, Inc. *                              7,044               39
AXT, Inc. *                                                 800                4
Broadcom Corp., Class A *                                40,700            1,335

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                      NUMBER OF         VALUE
SECURITY                                               SHARES        ($ X 1,000)
Brooks Automation, Inc. *                                 5,585               98
Cabot Microelectronics Corp. *                              660               28
CEVA, Inc. *                                                433                4
Cirrus Logic, Inc. *                                      3,800               28
Cohu, Inc.                                                1,100               22
Credence Systems Corp. *                                  1,700                6
Cree, Inc. (a)*                                           6,000              154
Cymer, Inc. *                                             4,200              180
Cypress Semiconductor Corp. *                             8,500              213
Diodes, Inc. *                                            6,413              170
DSP Group, Inc. *                                         3,300               59
EMCORE Corp. (a)*                                         1,500               12
Entegris, Inc. *                                         10,199              110
Exar Corp. *                                              3,300               47
Fairchild Semiconductor International, Inc. *             8,600              157
FEI Co. *                                                 1,500               43
FormFactor, Inc. *                                        2,500               96
FSI International, Inc. *                                 1,300                4
hi/fn, Inc. *                                               800                7
Integrated Device Technology, Inc. *                     16,120              262
Integrated Silicon Solutions, Inc. *                      3,400               22
Intel Corp.                                             483,832           11,428
International Rectifier Corp. *                           6,600              242
Intersil Corp., Class A                                  12,364              362
IXYS Corp. *                                                900                9
KLA-Tencor Corp.                                         15,000              852
Kopin Corp. *                                             2,500               10
Kulicke and Soffa Industries, Inc. *                      4,400               41
Lam Research Corp. *                                     11,600              671
Lattice Semiconductor Corp. *                             4,600               22
Linear Technology Corp. (a)                              25,000              891
LSI Corp. *                                              62,387              449
LTX Corp. *                                               1,900                9
Marvell Technology Group Ltd. *                          32,400              583
Mattson Technology, Inc. *                                4,100               41
Maxim Integrated Products, Inc.                          25,453              807
MEMC Electronic Materials, Inc. *                        16,300            1,000
Micrel, Inc. *                                            6,800               70
Microchip Technology, Inc.                               16,475              598
Micron Technology, Inc. *                                52,699              626
Microsemi Corp. (a)*                                      7,652              178
MIPS Technologies, Inc. *                                 1,100               10
MKS Instruments, Inc. *                                   4,300               98
MoSys, Inc. *                                             1,200               10
Nanometrics, Inc. *                                         300                2
National Semiconductor Corp.                             29,200              759
Novellus Systems, Inc. *                                 11,171              319
NVIDIA Corp. *                                           28,000            1,281
OmniVision Technologies, Inc. *                           4,800               82
ON Semiconductor Corp. *                                 21,000              248
Pericom Semiconductor Corp. *                               600                6
Photronics, Inc. *                                        9,400              132
PLX Technology, Inc. *                                    1,300               14
PMC-Sierra, Inc. (a)*                                     8,800               67
Rambus, Inc. *                                            8,200              111
RF Micro Devices, Inc. *                                 13,700               95
Rudolph Technologies, Inc. *                              1,318               21
Semitool, Inc. *                                          4,300               41
Semtech Corp. *                                           6,000               98
Silicon Image, Inc. *                                     6,500               44
Silicon Laboratories, Inc. *                              5,000              174
Silicon Storage Technology, Inc. *                        7,000               25
SIPEX Corp. *                                               800                7
SiRF Technology Holdings, Inc. *                          3,500               82
Skyworks Solutions, Inc. *                                5,689               45
Standard Microsystems Corp. *                             3,600              120
Supertex, Inc. *                                          1,400               49
Teradyne, Inc. *                                         15,559              244
Tessera Technologies, Inc. *                              3,000              123
Texas Instruments, Inc.                                 143,397            5,046
Three-Five Systems, Inc. *                                1,099               --
Trident Microsystems, Inc. *                              5,000               76
TriQuint Semiconductor, Inc. *                            5,310               23
Ultratech, Inc. *                                         1,300               16
Varian Semiconductor Equipment Associates, Inc. *         7,875              370
Veeco Instruments, Inc. *                                 3,500               64
Virage Logic Corp. *                                      1,400               10
Xilinx, Inc.                                             27,600              690
Zoran Corp. *                                             4,261               80
                                                                     -----------
                                                                          38,585
SOFTWARE & SERVICES 6.3%
--------------------------------------------------------------------------------
Accenture Ltd., Class A                                  72,000            3,033
ACI Worldwide, Inc. *                                     5,200              159
Activision, Inc. *                                       22,866              391
Actuate Corp. *                                           8,600               56
Acxiom Corp.                                             13,300              335
Adobe Systems, Inc. *                                    46,210            1,862
Advent Software, Inc. *                                   4,100              156
Affiliated Computer Services, Inc., Class A *             9,900              531
Akamai Technologies, Inc. *                              12,138              412
Alliance Data Systems Corp. *                             6,600              507
Ansoft Corp. *                                            4,600              116
Answerthink, Inc. *                                       1,700                6
ANSYS, Inc. *                                             6,800              177
aQuantive, Inc. *                                         6,000              397
Ariba, Inc. *                                             8,270               69
Aspen Technology, Inc. *                                  6,000               74
Authorize.Net Holdings, Inc. *                            4,700               81
Autodesk, Inc. *                                         16,800              712
Automatic Data Processing, Inc.                          48,100            2,233
BEA Systems, Inc. *                                      30,400              376
BearingPoint, Inc. *                                      7,100               46
Blackbaud, Inc.                                           3,000               63
BMC Software, Inc. *                                     29,000              833
Borland Software Corp. *                                  3,000               16
Bottomline Technologies, Inc. *                           5,000               58
Broadridge Financial Solutions, Inc.                     12,025              212
CA, Inc.                                                 47,508            1,191
CACI International, Inc., Class A *                       2,100               93
Cadence Design Systems, Inc. *                           22,600              484
Captaris, Inc. *                                          2,200               11

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                      NUMBER OF         VALUE
SECURITY                                               SHARES        ($ X 1,000)
Catapult Communications Corp. *                           1,600               14
Ceridian Corp. *                                         19,500              661
CheckFree Corp. *                                         7,900              291
Chordiant Software, Inc. *                                  440                6
CIBER, Inc. *                                             7,300               55
Citrix Systems, Inc. *                                   20,000              723
CMGI, Inc. *                                             39,500               62
CNET Networks, Inc. *                                     9,983               75
Cognizant Technology Solutions Corp., Class A *          10,600              858
Computer Sciences Corp. *                                16,238              904
Compuware Corp. *                                        27,900              260
Convergys Corp. *                                        10,500              200
CSG Systems International, Inc. *                         5,400              135
DealerTrack Holdings, Inc. *                              3,100              112
Digimarc Corp. *                                          7,500               79
Digital River, Inc. *                                     2,100               95
DST Systems, Inc. *                                       8,100              615
Dynamics Research Corp. *                                 1,200               16
EarthLink, Inc. *                                        11,850               82
Edgewater Technology, Inc. *                                767                6
eFunds Corp. *                                            5,002              179
Electronic Arts, Inc. *                                  25,200            1,226
Electronic Data Systems Corp.                            42,100            1,136
eLoyalty Corp. *                                            190                3
Entrust, Inc. *                                          11,300               32
Epicor Software Corp. *                                   4,000               52
EPIQ Systems, Inc. *                                        825               14
Equinix, Inc. *                                           2,565              223
eSPEED, Inc., Class A *                                   8,300               67
Euronet Worldwide, Inc. *                                 2,500               64
ExlService Holdings, Inc. *                               2,500               42
FactSet Research Systems, Inc.                            3,750              247
Fair Isaac Corp.                                          7,744              304
FalconStor Software, Inc. *                               1,200               12
Fidelity National Information Services, Inc.             16,314              810
First Data Corp.                                         62,932            2,001
Fiserv, Inc. *                                           15,300              756
Forrester Research, Inc. *                                4,100              102
Gartner, Inc. *                                          10,300              216
Global Payments, Inc.                                     6,240              233
Google, Inc., Class A *                                  26,900           13,719
GSE Systems, Inc. *                                         424                3
Hewitt Associates, Inc., Class A *                        9,425              282
iGate Corp. *                                             9,600               74
Informatica Corp. *                                       6,700               93
InfoSpace, Inc.                                           3,872               81
infoUSA, Inc.                                             4,800               49
Interactive Intelligence, Inc. *                          4,000               83
Internet Capital Group, Inc. *                              350                4
Intervoice, Inc. *                                        1,678               13
Interwoven, Inc. *                                        5,925               82
Intuit, Inc. *                                           33,430              957
Iron Mountain, Inc. *                                    14,680              393
j2 Global Communications, Inc. *                          4,000              131
Jack Henry & Associates, Inc.                             6,300              151
JDA Software Group, Inc. *                                4,500              102
Kana Software, Inc. *                                       528                1
Lawson Software, Inc. *                                  14,500              138
LookSmart, Ltd. *                                           480                2
Macrovision Corp. *                                       3,100               74
Magma Design Automation, Inc. *                           7,200              107
Manhattan Associates, Inc. *                              4,300              120
ManTech International Corp., Class A *                    2,500               82
MasterCard, Inc., Class A (a)                            10,000            1,608
MAXIMUS, Inc.                                             1,700               71
McAfee, Inc. *                                           14,445              518
Mentor Graphics Corp. *                                   5,700               68
MICROS Systems, Inc. *                                   11,000              586
Microsoft Corp. (c)                                     800,850           23,217
MicroStrategy, Inc., Class A *                              856               63
Midway Games, Inc. (a)*                                   5,600               34
Moldflow Corp. *                                            300                6
MoneyGram International, Inc.                             7,500              192
MPS Group, Inc. *                                         8,100              108
MSC.Software Corp. *                                      1,800               23
Napster, Inc. *                                             724                2
NAVTEQ Corp. *                                            8,600              466
NetScout Systems, Inc. *                                  7,300               71
Novell, Inc. *                                           25,600              172
Nuance Communications, Inc. (a)*                          1,974               33
NYFIX, Inc. *                                               750                5
Openwave Systems, Inc.                                    7,771               41
OPNET Technologies, Inc. *                                3,600               37
Opsware, Inc. *                                             800               11
Oracle Corp. *                                          434,449            8,307
Parametric Technology Corp. *                             8,680              153
Paychex, Inc.                                            32,400            1,341
Perot Systems Corp., Class A *                            9,100              139
Phoenix Technologies Ltd. *                               4,100               47
PLATO Learning, Inc. *                                    1,433                6
Progress Software Corp. *                                 4,200              127
Quality Systems, Inc. *                                   2,000               77
Quest Software, Inc. *                                    7,700              114
Radiant Systems, Inc. *                                   3,800               53
RealNetworks, Inc. *                                     13,300               95
Red Hat, Inc. *                                          14,600              304
Renaissance Learning, Inc. (a)                            2,100               24
S1 Corp. *                                               12,930               94
Saba Software, Inc. *                                     3,849               19
Salesforce.com, Inc. *                                    8,500              330
Sapient Corp. *                                           9,100               65
SAVVIS, Inc. *                                            4,000              150
Secure Computing Corp. *                                  3,200               25
SonicWALL, Inc. *                                         7,400               65
SourceForge, Inc. (a)*                                    4,527               17
SPSS, Inc. *                                              3,200              131
SRA International, Inc., Class A *                        5,000              119
Startek, Inc.                                             3,900               43
SumTotal Systems, Inc. *                                    463                4
SupportSoft, Inc. *                                      11,600               64
Sybase, Inc. *                                           19,036              452
Symantec Corp. *                                         93,673            1,799
Synopsys, Inc. *                                         13,684              335
Synplicity, Inc. *                                        4,200               29
Syntel, Inc.                                              2,500               90
Take-Two Interactive Software, Inc. *                     6,000              106

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                      NUMBER OF         VALUE
SECURITY                                               SHARES        ($ X 1,000)
TeleCommunication Systems, Inc., Class A *                1,300                6
The BISYS Group, Inc. *                                   9,000              108
Think Partnership, Inc. *                                 5,600               13
THQ, Inc. *                                               5,425              156
TIBCO Software, Inc. *                                   16,000              130
Total System Services, Inc. (a)                          16,300              459
Unisys Corp. *                                           27,600              223
United Online, Inc.                                       6,150               87
USinternetworking, Inc. *                                 1,100               --
ValueClick, Inc. *                                        8,500              182
VeriFone Holdings, Inc. *                                 6,600              240
VeriSign, Inc. *                                         20,875              620
Vignette Corp. *                                          3,394               71
Web.com, Inc. *                                             510                3
WebMD Health Corp., Class A *                             5,600              256
Websense, Inc. *                                          5,000              100
Western Union Co.                                        62,932            1,255
Wind River Systems, Inc. *                                6,760               65
Yahoo!, Inc. *                                          111,144            2,584
                                                                     -----------
                                                                          93,013
TECHNOLOGY HARDWARE & EQUIPMENT 6.7%
--------------------------------------------------------------------------------
3Com Corp. *                                             17,900               72
Adaptec, Inc. *                                           5,700               20
ADC Telecommunications, Inc. *                            9,431              176
ADTRAN, Inc.                                              7,000              183
Aeroflex, Inc. *                                          5,400               76
Agilent Technologies, Inc. *                             39,317            1,500
Agilysys, Inc.                                            1,600               31
Alcatel-Lucent, ADR                                      58,935              684
American Technical Ceramics Corp. *                         500               12
Amphenol Corp., Class A                                  17,600              603
Anaren, Inc. *                                            3,300               57
Andrew Corp. *                                           13,425              189
Anixter International, Inc. *                             3,300              273
Apple, Inc. *                                            73,000            9,618
Arris Group, Inc. *                                       2,600               38
Arrow Electronics, Inc. *                                12,000              459
Avaya, Inc. *                                            43,385              718
Avici Systems, Inc.                                         375                4
Avid Technology, Inc. (a)*                                3,756              121
Avnet, Inc. *                                            11,288              428
Avocent Corp. *                                           3,963              108
AVX Corp.                                                14,000              224
Aware, Inc. *                                             1,100                7
Bel Fuse, Inc., Class A                                   1,200               41
Bell Microproducts, Inc. *                                1,000                6
Benchmark Electronics, Inc. *                             4,830              107
Black Box Corp.                                           1,700               68
Blue Coat Systems, Inc. *                                   340               17
Brightpoint, Inc. *                                       4,454               58
Brocade Communications Systems, Inc. *                   32,535              229
C-COR, Inc. *                                             3,100               42
CalAmp Corp. *                                            1,000                5
CDW Corp. *                                               6,800              572
Checkpoint Systems, Inc. *                                4,600              106
Ciena Corp. *                                             2,470               90
Cisco Systems, Inc. *                                   511,909           14,799
Cogent, Inc. *                                            7,500              100
Cognex Corp.                                              2,900               61
Coherent, Inc. *                                          1,300               38
Comarco, Inc.                                               500                3
CommScope, Inc. *                                         4,900              267
Comtech Telecommunications Corp. *                        2,175               94
Corning, Inc. *                                         121,807            2,904
CoSine Communications, Inc. *                               730                3
CPI International, Inc. *                                 4,000               68
CTS Corp.                                                 5,800               74
Daktronics, Inc. (a)                                      5,200              111
DDi Corp. *                                                   1               --
Dell, Inc. *                                            178,900            5,004
Diebold, Inc.                                             5,300              269
Ditech Networks, Inc. *                                   9,600               72
Dolby Laboratories Inc., Class A *                        8,800              293
Dycom Industries, Inc. *                                  3,300               92
Echelon Corp. *                                           3,700               73
Electro Scientific Industries, Inc. *                     1,300               28
Electronics for Imaging, Inc. *                           3,400               89
EMC Corp. *                                             199,686            3,696
EMS Technologies, Inc. *                                  1,000               22
Emulex Corp. *                                            5,900              117
Entertainment Distribution Co., Inc. *                    2,300                4
Excel Technology, Inc. *                                    600               15
Extreme Networks, Inc. *                                  4,500               18
F5 Networks, Inc. *                                       3,300              286
Finisar Corp. *                                           7,900               29
FLIR Systems, Inc. *                                      4,800              209
Foundry Networks, Inc. *                                  9,300              164
Frequency Electronics, Inc.                                 500                5
Gerber Scientific, Inc. *                                 1,900               20
Harmonic, Inc. *                                          6,342               56
Harris Corp.                                             14,000              768
Harris Stratex Networks, Inc., Class A *                    700               12
Hewlett-Packard Co.                                     249,636           11,491
Hutchinson Technology, Inc. *                             2,500               50
I.D. Systems, Inc. *                                      3,000               32
Imation Corp.                                             2,000               63
Immersion Corp. *                                           800               12
Ingram Micro, Inc., Class A *                            13,400              269
Insight Enterprises, Inc. *                               4,650              105
Intelli-Check, Inc. *                                       500                2
Inter-Tel, Inc.                                           6,000              149
InterDigital, Inc. *                                      4,500              126
Intermec, Inc. (a)*                                       5,600              143
International Business Machines Corp.                   131,510           14,552
Iomega Corp. *                                           12,400               66
Itron, Inc. (a)*                                          2,500              199
Ixia *                                                    5,200               49
Jabil Circuit, Inc.                                      15,400              347
JDS Uniphase Corp. (a)*                                  14,053              201

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                      NUMBER OF         VALUE
SECURITY                                               SHARES        ($ X 1,000)
Juniper Networks, Inc. *                                 40,565            1,215
Keithley Instruments, Inc.                                3,200               35
KEMET Corp. *                                             6,700               47
L-1 Identity Solutions, Inc. (a)*                           756               13
LaserCard Corp. *                                         1,000               12
LeCroy Corp. *                                              900                8
Lexmark International, Inc., Class A (a)*                10,900              431
Lightpath Technologies, Inc. *                               75               --
Littelfuse, Inc. *                                        2,000               65
MasTec, Inc. *                                            5,350               73
Maxwell Technologies, Inc. (a)*                           1,000               13
Measurement Specialties, Inc. *                             700               15
Mercury Computer Systems, Inc. *                          3,600               39
Merix Corp. *                                             3,700               28
Methode Electronics, Inc.                                 3,600               58
Mettler-Toledo International, Inc. *                      3,200              304
MOCON, Inc.                                                 600                7
Molex, Inc.                                              16,125              457
Motorola, Inc.                                          195,955            3,329
MRV Communications, Inc. *                                4,307               11
MTS Systems Corp.                                         4,500              188
Multi-Fineline Electronix, Inc. *                         2,500               36
National Instruments Corp.                                5,675              184
NCR Corp. *                                              23,800            1,243
NETGEAR, Inc. *                                           3,000               83
Network Appliance, Inc. *                                27,500              779
Network Equipment Technologies, Inc. *                    5,000               47
Newport Corp. *                                           4,200               55
Oplink Communications, Inc. *                               657               11
OSI Systems, Inc. *                                       3,700               92
OYO Geospace Corp. *                                        300               23
Packeteer, Inc. *                                         6,100               42
Palm, Inc. *                                              8,638              129
Park Electrochemical Corp.                                3,600              107
Parkervision, Inc. *                                        400                5
PC Connection, Inc. *                                     5,500               74
PC-Tel, Inc. *                                            6,400               52
Performance Technologies, Inc. *                          1,600                8
Photon Dynamics, Inc. *                                   3,400               37
Planar Systems, Inc. *                                    3,700               28
Plantronics, Inc.                                         4,000              112
Plexus Corp. *                                            3,700               90
Polycom, Inc. *                                           9,200              285
Powerwave Technologies, Inc. *                            3,583               23
Presstek, Inc. *                                          1,100                7
Printronix, Inc.                                          2,400               33
QLogic Corp. *                                           17,044              226
QUALCOMM, Inc.                                          135,100            5,627
Quantum Corp. *                                           5,500               16
Radisys Corp. *                                           3,700               43
Research Frontiers, Inc. (a)*                               800               12
Richardson Electronics Ltd.                               1,300               11
Rofin-Sinar Technologies, Inc. *                          1,900              124
Rogers Corp. *                                            2,500               90
SanDisk Corp. *                                          11,000              590
Sanmina-SCI Corp. *                                      41,316              114
ScanSource, Inc. *                                        1,200               32
SCM Microsystems, Inc. *                                  1,200                4
SeaChange International, Inc. *                           6,350               44
Seagate Technology                                       37,066              871
Sirenza Microdevices, Inc. *                              1,300               15
Solectron Corp. *                                        81,520              306
Sonus Networks, Inc. *                                   19,400              133
Stratasys, Inc. *                                         1,350               59
Sun Microsystems, Inc. *                                248,230            1,266
Sycamore Networks, Inc. *                                18,200               76
Symmetricom, Inc. *                                       8,450               63
Synaptics, Inc. *                                         3,500              123
Tech Data Corp. *                                         5,300              199
Technitrol, Inc.                                          4,000              104
Tekelec *                                                 8,700              111
Tektronix, Inc.                                           9,202              302
Tellabs, Inc. *                                          34,564              392
TESSCO Technologies, Inc. *                               1,350               27
ThinkEngine Networks, Inc. *                              2,600                5
Tollgrade Communications, Inc. *                          3,600               37
Trimble Navigation Ltd. *                                11,792              389
TTM Technologies, Inc. *                                  4,400               57
Tyco Electronics Ltd. *                                  38,525            1,380
UTStarcom, Inc. *                                         9,500               31
Vertel Corp. *                                              900               --
ViaSat, Inc. *                                            3,500              100
Vishay Intertechnology, Inc. *                           36,688              569
Westell Technologies, Inc., Class A *                    15,960               41
Western Digital Corp. *                                  18,700              399
Xerox Corp. *                                            69,700            1,217
Xybernaut Corp. (b)*                                      1,400               --
Zebra Technologies Corp., Class A *                       6,375              231
Zygo Corp. *                                              3,500               42
                                                                     -----------
                                                                         100,072
TELECOMMUNICATION SERVICES 3.3%
--------------------------------------------------------------------------------
Alaska Communication Systems Group, Inc.                  5,000               72
ALLTEL Corp.                                             30,587            2,017
American Tower Corp., Class A *                          33,800            1,408
AT&T, Inc.                                              520,056           20,365
Atlantic Tele-Network, Inc.                               3,250               95
Centennial Communications Corp. *                         8,000               82
CenturyTel, Inc.                                         13,500              619
Cincinnati Bell, Inc. *                                  22,268              115
Citizens Communications Co.                              37,119              536
Cogent Communications Group, Inc. *                       3,900              112
Consolidated Communications Holdings, Inc.                2,500               46
Crown Castle International Corp. *                       27,776            1,007
CT Communications, Inc.                                   7,000              215
D&E Communications, Inc.                                  5,500               87
Dobson Communications Corp., Class A *                   20,800              259
Embarq Corp.                                             11,576              715
Eschelon Telecom, Inc. *                                  3,000               88
General Communication, Inc., Class A *                   10,500              121

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                      NUMBER OF         VALUE
SECURITY                                               SHARES        ($ X 1,000)
HickoryTech Corp.                                         4,600               40
IDT Corp., Class B                                        7,600               76
Iowa Telecommunications Services, Inc.                    2,500               51
Leap Wireless International, Inc. *                       1,800              159
Level 3 Communications, Inc. (a)*                        93,000              486
Lynch Interactive Corp. *                                     9               32
NII Holdings, Inc. *                                      1,900              160
North Pittsburgh Systems, Inc.                            3,500               81
NTELOS Holdings Corp.                                     3,000               80
Qwest Communications International, Inc. *              151,337            1,291
Rural Cellular Corp., Class A *                           4,200              179
SBA Communications Corp., Class A *                       9,300              310
Sprint Nextel Corp.                                     236,530            4,856
SureWest Communications                                   5,500              148
Syniverse Holdings, Inc. *                               10,400              140
Telephone & Data Systems, Inc.                           10,600              704
Time Warner Telecom, Inc., Class A *                     14,000              274
United States Cellular Corp. *                            6,100              592
USA Mobility, Inc. *                                      3,000               72
Verizon Communications, Inc.                            247,572           10,551
Warwick Valley Telephone Co.                              1,100               15
Windstream Corp.                                         31,624              435
Wireless Facilities, Inc. *                               1,800                4
                                                                     -----------
                                                                          48,695
TRANSPORTATION 1.8%
--------------------------------------------------------------------------------
AirTran Holdings, Inc. *                                  5,800               57
Alaska Air Group, Inc. *                                  1,900               44
Alexander & Baldwin, Inc.                                 3,400              184
AMERCO *                                                    900               58
AMR Corp. *                                              19,500              481
Arkansas Best Corp.                                       1,100               40
Atlas Air Worldwide Holdings, Inc. *                      3,000              163
Avis Budget Group, Inc. *                                 8,372              215
Burlington Northern Santa Fe Corp.                       30,300            2,489
C.H. Robinson Worldwide, Inc.                            15,000              730
Con-way, Inc.                                             4,500              222
Continental Airlines, Inc., Class B *                    10,000              315
CSX Corp.                                                36,700            1,740
Dollar Thrifty Automotive Group, Inc. *                   3,500              129
EGL, Inc. *                                               3,500              165
Expeditors International of Washington, Inc.             16,200              724
ExpressJet Holdings, Inc. *                               8,500               44
FedEx Corp.                                              24,063            2,665
Forward Air Corp.                                         2,600               89
Genco Shipping & Trading Ltd. (a)                         5,500              310
Heartland Express, Inc.                                   8,941              133
Horizon Lines, Inc., Class A                              5,200              150
Hub Group, Inc., Class A *                                4,400              150
J.B. Hunt Transport Services, Inc.                       13,000              363
JetBlue Airways Corp. (a)*                               11,962              118
Kansas City Southern *                                    5,050              174
Kirby Corp. *                                             5,600              227
Knight Transportation, Inc. (a)                           4,050               71
Laidlaw International, Inc.                               8,200              279
Landstar System, Inc. *                                  15,200              691
MAIR Holdings, Inc. *                                     1,100                7
Mesa Air Group, Inc. *                                    3,800               25
Midwest Air Group, Inc. *                                 5,000               70
Norfolk Southern Corp.                                   34,500            1,855
Old Dominion Freight Line, Inc. *                         4,050              117
Pacer International, Inc.                                 2,800               62
Park-Ohio Holdings Corp. *                                2,600               65
Pinnacle Airlines Corp. *                                 5,000               81
Quixote Corp.                                             1,300               24
Republic Airways Holdings, Inc. *                         5,000               96
Ryder System, Inc.                                        6,400              348
Saia, Inc. *                                              3,600               73
SkyWest, Inc.                                             4,000               89
Southwest Airlines Co.                                   64,125            1,004
UAL Corp. *                                               5,600              247
Union Pacific Corp.                                      22,000            2,621
United Parcel Service, Inc., Class B                     91,480            6,927
US Airways Group, Inc. *                                  5,900              183
Werner Enterprises, Inc.                                  5,832              113
YRC Worldwide, Inc. *                                     5,004              161
                                                                     -----------
                                                                          27,388
UTILITIES 3.4%
--------------------------------------------------------------------------------
AGL Resources, Inc.                                       6,800              256
Allegheny Energy, Inc. *                                 14,400              752
ALLETE, Inc.                                              5,233              229
Alliant Energy Corp.                                     11,800              436
Ameren Corp.                                             15,100              725
American Electric Power Co., Inc.                        33,820            1,471
Aqua America, Inc. (a)                                    4,894              107
Aquila, Inc. *                                           33,200              126
Atmos Energy Corp.                                        6,700              188
Avista Corp.                                              3,800               75
Black Hills Corp.                                         3,900              145
CenterPoint Energy, Inc. (a)                             26,100              430
Central Vermont Public Service Corp.                      6,200              211
CH Energy Group, Inc.                                     1,900               84
Cleco Corp.                                               3,400               81
CMS Energy Corp.                                         19,900              322
Consolidated Edison, Inc.                                17,000              743
Constellation Energy Group                               15,500            1,299
Dominion Resources, Inc.                                 29,110            2,452
DPL, Inc.                                                11,452              304
DTE Energy Co.                                           13,801              640
Duke Energy Corp.                                       102,856            1,752
Dynegy, Inc., Class A *                                  39,081              348
Edison International                                     37,710            1,994
El Paso Electric Co. *                                    2,800               65
Energen Corp.                                             5,200              275
Energy East Corp.                                        12,214              309
Entergy Corp.                                            15,700            1,569

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                      NUMBER OF         VALUE
SECURITY                                               SHARES        ($ X 1,000)
Equitable Resources, Inc.                                 8,800              415
Exelon Corp.                                             54,474            3,821
FirstEnergy Corp.                                        28,217            1,714
Florida Public Utilites Co.                               1,599               19
FPL Group, Inc.                                          32,900            1,899
Great Plains Energy, Inc.                                 6,500              180
Hawaiian Electric Industries, Inc.                        7,700              176
IDACORP, Inc.                                             4,200              130
Integrys Energy Group, Inc.                               5,040              249
KeySpan Corp.                                            13,400              557
MDU Resources Group, Inc.                                16,425              448
Mirant Corp. *                                           17,700              670
National Fuel Gas Co. (a)                                 5,800              251
New Jersey Resources Corp.                                1,650               78
Nicor, Inc.                                               3,000              118
NiSource, Inc.                                           22,864              436
Northeast Utilities                                      15,624              427
Northwest Natural Gas Co.                                 5,700              238
NRG Energy, Inc. *                                       14,000              540
NSTAR                                                     7,734              243
OGE Energy Corp.                                          6,500              215
ONEOK, Inc.                                              12,900              655
Ormat Technologies, Inc. (a)                              2,800              116
Otter Tail Corp. (a)                                      1,100               32
Pepco Holdings, Inc.                                     14,000              379
PG&E Corp.                                               29,900            1,280
Piedmont Natural Gas Co., Inc.                            3,200               74
Pinnacle West Capital Corp.                               6,800              255
PNM Resources, Inc.                                       5,500              142
PPL Corp.                                                32,500            1,532
Progress Energy, Inc.                                    21,159              924
Public Service Enterprise Group, Inc.                    22,000            1,895
Puget Energy, Inc.                                        7,500              174
Questar Corp. *                                          16,200              834
Reliant Energy, Inc. *                                   28,125              722
SCANA Corp.                                               7,905              295
Sempra Energy                                            21,675            1,143
Sierra Pacific Resources *                               20,476              325
Southern Co.                                             58,600            1,971
Southern Union Co.                                        6,074              188
Southwest Gas Corp.                                       3,600              112
TECO Energy, Inc.                                        23,700              383
The AES Corp. *                                          55,096            1,083
The Laclede Group, Inc.                                   3,300               98
TXU Corp.                                                52,800            3,445
UGI Corp.                                                10,700              276
UIL Holdings Corp.                                        3,166               94
Unisource Energy Corp.                                    3,800              116
Unitil Corp.                                                600               19
Vectren Corp.                                             5,766              144
Westar Energy, Inc.                                       8,200              189
WGL Holdings, Inc.                                        3,000               90
Wisconsin Energy Corp.                                   11,400              489
Xcel Energy, Inc.                                        34,195              694
                                                                     -----------
                                                                          50,380
                                                                     -----------
TOTAL COMMON STOCK
(COST $1,062,195)                                                      1,461,977
                                                                     -----------

FOREIGN COMMON STOCK 0.2% OF NET ASSETS

BERMUDA 0.1%
--------------------------------------------------------------------------------
CONSUMER DURABLES & APPAREL 0.0%
Helen of Troy Ltd. *                                      5,000              111

CONSUMER SERVICES 0.0%
Orient-Express Hotels Ltd., Class A                       1,600               74

PHARMACEUTICALS & BIOTECHNOLOGY 0.1%
Foster Wheeler Ltd. *                                     5,200              585
                                                                     -----------
                                                                             770
CAYMAN ISLANDS 0.1%
--------------------------------------------------------------------------------
ENERGY 0.1%
GlobalSantaFe Corp.                                      19,155            1,374

SINGAPORE 0.0%
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.0%
Verigy Ltd. *                                             4,813              118

UNITED KINGDOM 0.0%
--------------------------------------------------------------------------------
TRANSPORTATION 0.0%
UTI Worldwide, Inc.                                       4,300              108
                                                                     -----------
TOTAL FOREIGN COMMON STOCK
(COST $1,070)                                                              2,370
                                                                     -----------

PREFERRED STOCK 0.1% OF NET ASSETS

REAL ESTATE 0.1%
--------------------------------------------------------------------------------
Simon Property Group, Inc.                               19,520            1,689
                                                                     -----------
TOTAL PREFERRED STOCK
(COST $723)                                                                1,689
                                                                     -----------

SECURITY                                            FACE AMOUNT         VALUE
  RATE, MATURITY DATE                               ($ X 1,000)      ($ X 1,000)
SHORT-TERM INVESTMENTS 1.1% OF NET ASSETS

COMMERCIAL PAPER & OTHER OBLIGATIONS 1.1%
--------------------------------------------------------------------------------
Wells Fargo, Grand Cayman
   Time Deposit
   5.06%, 08/01/07                                       16,186           16,186

U.S. TREASURY OBLIGATIONS 0.0%
--------------------------------------------------------------------------------
U.S. Treasury Bill
   4.61%, 09/20/07                                           75               74
   4.66%, 09/20/07                                          670              666
                                                                     -----------
                                                                             740
                                                                     -----------
TOTAL SHORT-TERM INVESTMENTS
(COST $16,926)                                                            16,926
                                                                     -----------

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued


END OF INVESTMENTS.

COLLATERAL INVESTED FOR SECURITIES ON LOAN 2.5%
   OF NET ASSETS

Securities Lending Investment Fund, a series of
   the Brown Brothers Investment Trust               36,392,986           36,393

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

At 07/31/07 the tax basis cost of the fund's investments was $1,081,748 and the unrealized appreciation and depreciation were $485,746 and ($84,532), respectively, with a net unrealized appreciation of $401,214.

In addition to the above, the fund held the following at 07/31/07. All numbers are x 1,000 except number of futures contracts.

                                               NUMBER OF   CONTRACT   UNREALIZED
                                               CONTRACTS     VALUE      LOSSES
FUTURES CONTRACTS

Russell 2000 Index, e-mini,
Long expires 9/21/07                                  70      5,467        (470)
S & P 500 Index, e-mini, Long,
expires 09/21/07                                     135      9,868        (465)
                                                                      ----------
                                                                           (935)

* Non-income producing security.
(a) All or a portion of this security is on loan.
(b) Fair-valued by Management.
(c) All or a portion of this security is held as collateral for open futures contracts.
(d) Issuer is affiliated with the fund's adviser.

ADR -- American Depositary Receipt

SCHWAB CAPITAL TRUST
SCHWAB FINANCIAL SERVICES FUND(TM)

PORTFOLIO HOLDINGS As of July 31, 2007, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                       COST             VALUE
HOLDINGS BY CATEGORY                                ($ X 1,000)      ($ X 1,000)
--------------------------------------------------------------------------------
 99.9%  COMMON STOCK                                     91,327           97,616
--------------------------------------------------------------------------------
 99.9%  TOTAL INVESTMENTS                                91,327           97,616
  0.1%  OTHER ASSETS AND
        LIABILITIES, NET                                                     104
--------------------------------------------------------------------------------
100.0%  TOTAL NET ASSETS                                                  97,720

                                                     NUMBER OF          VALUE
SECURITY                                              SHARES         ($ X 1,000)
COMMON STOCK 99.9% OF NET ASSETS

BANKS 18.6%
--------------------------------------------------------------------------------
1st Source Corp.                                          6,000              123
BancFirst Corp.                                           2,000               81
Bank of Hawaii Corp.                                     20,400              979
City Holding Co.                                         11,900              391
Comerica, Inc.                                           77,100            4,060
Commerce Bancshares, Inc.                                65,378            2,906
KeyCorp                                                 130,000            4,510
PNC Financial Services Group, Inc.                       63,100            4,206
SVB Financial Group *                                    11,600              611
WesBanco, Inc.                                           14,300              315
                                                                     -----------
                                                                          18,182
DIVERSIFIED FINANCIALS 48.7%
--------------------------------------------------------------------------------
A.G. Edwards, Inc.                                       11,900              962
Advanta Corp., Class B                                   33,750              866
American Express Co.                                     83,600            4,894
Ameriprise Financial, Inc.                               94,000            5,666
Bank of America Corp.                                    94,100            4,462
Discover Financial Services *                            11,250              259
Federated Investors, Inc., Class B                       90,000            3,241
Franklin Resources, Inc.                                 45,000            5,732
GAMCO Investors, Inc., Class A                           13,800              717
JPMorgan Chase & Co.                                    108,200            4,762
Merrill Lynch & Co., Inc.                                19,700            1,462
Moody's Corp.                                            76,800            4,132
Morgan Stanley                                           22,500            1,437
Northern Trust Corp.                                     72,900            4,553
State Street Corp.                                       60,900            4,082
SWS Group, Inc.                                          20,000              353
                                                                     -----------
                                                                          47,580
INSURANCE 30.1%
--------------------------------------------------------------------------------
AFLAC, Inc.                                              20,400            1,063
American Financial Group, Inc.                           21,750              611
American Physicians Capital, Inc. *                      13,250              503
Assurant, Inc.                                           17,100              867
Genworth Financial, Inc., Class A                       117,700            3,592
Lincoln National Corp.                                   38,700            2,334
Loews Corp.                                              69,300            3,285
MetLife, Inc.                                            51,000            3,071
Nationwide Financial Services, Inc., Class A             41,000            2,333
Principal Financial Group, Inc.                          53,500            3,017
Prudential Financial, Inc.                               17,600            1,560
The Allstate Corp.                                        1,800               96
The Chubb Corp.                                          47,400            2,390
The Hartford Financial Services Group, Inc.              21,400            1,966
The Travelers Cos., Inc.                                 42,800            2,173
W. R. Berkley Corp.                                      19,125              563
                                                                     -----------
                                                                          29,424
REAL ESTATE 2.5%
--------------------------------------------------------------------------------
CB Richard Ellis Group, Inc., Class A *                  69,600            2,430
                                                                     -----------
TOTAL COMMON STOCK
(COST $91,327)                                                            97,616
                                                                     -----------

END OF INVESTMENTS.

At 07/31/07 the tax basis cost of the fund's investments was $91,372 and the unrealized appreciation and depreciation were $9,937 and ($3,693), respectively, with a net unrealized appreciation of $6,244.

* Non-income producing security.

SCHWAB CAPITAL TRUST
SCHWAB HEALTH CARE FUND(TM)

PORTFOLIO HOLDINGS As of July 31, 2007, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                       COST             VALUE
HOLDINGS BY CATEGORY                                ($ X 1,000)      ($ X 1,000)
--------------------------------------------------------------------------------
 99.0%   COMMON STOCK                                   666,022         749,416
   --%   RIGHTS                                              --              --
  1.0%   SHORT-TERM INVESTMENTS                           7,459           7,459
--------------------------------------------------------------------------------
100.0%   TOTAL INVESTMENTS                              673,481         756,875
  0.4%   COLLATERAL INVESTED FOR
         SECURITIES ON LOAN                               3,470           3,470
 (0.4)%  OTHER ASSETS AND
         LIABILITIES, NET                                                (3,245)
--------------------------------------------------------------------------------
100.0%   TOTAL NET ASSETS                                               757,100

                                                     NUMBER OF          VALUE
SECURITY                                              SHARES         ($ X 1,000)
COMMON STOCK  99.0% OF NET ASSETS

HEALTH CARE EQUIPMENT & SERVICES  40.2%
--------------------------------------------------------------------------------
Aetna, Inc.                                             425,000           20,430
American Dental Partners, Inc. *                         35,000              898
AMERIGROUP Corp. *                                       25,000              692
AmerisourceBergen Corp.                                 275,000           12,955
Analogic Corp.                                           60,000            3,983
Apria Healthcare Group, Inc. *                           20,000              524
Baxter International, Inc.                              745,700           39,224
Becton, Dickinson & Co. (b)                             416,600           31,812
C.R. Bard, Inc.                                          45,000            3,531
Cardinal Health, Inc.                                    70,000            4,601
Chemed Corp.                                             15,000              949
CIGNA Corp. (b)                                         540,000           27,886
CONMED Corp. *                                           90,000            2,511
Coventry Health Care, Inc. *                            115,000            6,418
Dade Behring Holdings, Inc.                             120,000            8,982
Datascope Corp.                                           5,000              172
DENTSPLY International, Inc.                             75,000            2,737
Emergency Medical Services Corp., Class A *              30,000            1,170
Express Scripts, Inc. *                                 300,000           15,039
Gen-Probe, Inc. *                                        10,000              630
Greatbatch, Inc. *                                      125,000            3,879
Humana, Inc. *                                          150,000            9,613
IMS Health, Inc. (a)                                    100,000            2,813
Kinetic Concepts, Inc. *                                 70,000            4,304
Laboratory Corp. of America Holdings *                   70,000            5,170
Lincare Holdings, Inc. *                                 50,000            1,785
Magellan Health Services, Inc. *                        161,800            6,766
McKesson Corp.                                          600,000           34,656
MedCath Corp. *                                          65,000            1,969
Medco Health Solutions, Inc. *                           25,000            2,032
Medtronic, Inc.                                         150,000            7,601
Omnicell, Inc. *                                         25,000              597
Synovis Life Technologies, Inc. *                        35,000              550
VCA Antech, Inc. *                                       15,000              590
WellPoint, Inc. *                                       310,000           23,287
Zimmer Holdings, Inc. *                                 170,000           13,219
                                                                     -----------
                                                                         303,975
PHARMACEUTICALS & BIOTECHNOLOGY  58.8%
--------------------------------------------------------------------------------
Abbott Laboratories                                     525,000           26,612
Accelrys, Inc. *                                        120,000              799
Allergan, Inc.                                          200,000           11,626
Alpharma, Inc., Class A                                 500,000           12,395
Applied Biosystems Group - Applera Corp.                825,000           25,757
Biogen Idec, Inc. (b)*                                  450,800           25,488
Bristol-Myers Squibb Co.                                675,000           19,177
Eli Lilly and Co.                                       450,000           24,341
Endo Pharmaceutical Holdings, Inc. *                     50,000            1,701
Forest Laboratories, Inc. *                             450,000           18,090
Genzyme Corp. *                                         150,000            9,461
Gilead Sciences, Inc. *                                 440,000           16,381
Invitrogen Corp. *                                       70,000            5,026
Johnson & Johnson (b)                                   540,000           32,670
King Pharmaceuticals, Inc. *                          1,400,000           23,814
Medicis Pharmaceutical Corp., Class A (a)                60,000            1,712
Merck & Co., Inc. (b)                                   770,000           38,230
MGI Pharma, Inc. *                                      275,000            6,883
OSI Pharmaceuticals, Inc. *                              25,000              806
PerkinElmer, Inc.                                       575,000           16,002
Pfizer, Inc.                                          1,700,000           39,967
Regeneron Pharmaceuticals,   Inc. *                     125,000            1,861
Schering-Plough Corp.                                 1,400,000           39,956
Sciele Pharma, Inc. (a)*                                 75,000            1,739
Techne Corp. *                                           25,000            1,407
Thermo Fisher Scientific, Inc. *                         50,000            2,611
Valeant Pharmaceuticals International                    35,000              549
Varian, Inc. *                                           10,000              601
ViaCell, Inc. *                                          50,000              250
ViroPharma, Inc. *                                       75,000              964
Waters Corp. *                                           78,000            4,544
Watson Pharmaceuticals, Inc. *                          600,000           18,252
Wyeth                                                   325,000           15,769
                                                                     -----------
                                                                         445,441
                                                                     -----------
TOTAL COMMON STOCK
(COST $666,022)                                                          749,416
                                                                     -----------

RIGHTS  0.0% OF NET ASSETS

PHARMACEUTICALS & BIOTECHNOLOGY  0.0%
--------------------------------------------------------------------------------
OSI Pharmaceuticals, Inc. *                                 458               --
                                                                     -----------
TOTAL RIGHTS
(COST $--)                                                                    --
                                                                     -----------

SCHWAB HEALTH CARE FUND

PORTFOLIO HOLDINGS (Unaudited) continued

SECURITY                                            FACE AMOUNT         VALUE
  RATE, MATURITY DATE                               ($ X 1,000)      ($ X 1,000)
SHORT-TERM INVESTMENTS  1.0% OF NET ASSETS

COMMERCIAL PAPER & OTHER OBLIGATIONS  1.0%
--------------------------------------------------------------------------------
Wells Fargo, Grand Cayman
  Time Deposit
  5.06%, 08/01/07                                         7,260            7,260

U.S. TREASURY OBLIGATIONS  0.0%
--------------------------------------------------------------------------------
U.S. Treasury Bill
  4.66%, 09/20/07                                           200              199
                                                                     -----------
TOTAL SHORT-TERM INVESTMENTS
(COST $7,459)                                                              7,459
                                                                     -----------

END OF INVESTMENTS.

                                                     NUMBER OF          VALUE
SECURITY                                              SHARES         ($ X 1,000)
COLLATERAL INVESTED FOR SECURITIES ON LOAN  0.4% OF NET ASSETS

Securities Lending Investment Fund, a series of
  the Brown Brothers Investment Trust                 3,470,027            3,470

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

At 07/31/07 the tax basis cost of the fund's investments was $673,777, and the unrealized appreciation and depreciation were $101,329 and ($18,231), respectively, with a net unrealized appreciation of $83,098.

In addition to the above, the fund held the following at 07/31/07. All numbers are x1,000 except number of futures contracts.

                                         NUMBER OF      CONTRACT      UNREALIZED
                                         CONTRACTS        VALUE         LOSSES
FUTURES CONTRACT

S & P 500 Index, e-mini, Long,
expires 9/21/07                                 60         4,386           (207)

* Non-income producing security.
(a) All or a portion of this security is on loan.
(b) All or a portion of this security is held as collateral for open futures contracts.

SCHWAB CAPITAL TRUST
SCHWAB TECHNOLOGY FUND(TM)

PORTFOLIO HOLDINGS As of July 31, 2007, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                       COST            VALUE
HOLDINGS BY CATEGORY                                ($ X 1,000)     ($ X 1,000)
-------------------------------------------------------------------------------
 95.6%   COMMON STOCK                                   45,307          54,311
  5.3%   SHORT-TERM INVESTMENTS                          2,982           2,982
-------------------------------------------------------------------------------
100.9%   TOTAL INVESTMENTS                              48,289          57,293
  4.4%   COLLATERAL INVESTED FOR
         SECURITIES ON LOAN                              2,492           2,492
(5.3)%   OTHER ASSETS AND
         LIABILITIES, NET                                               (3,011)
-------------------------------------------------------------------------------
100.0%   TOTAL NET ASSETS                                               56,774

                                                     NUMBER OF          VALUE
SECURITY                                              SHARES         ($ X 1,000)

COMMON STOCK 95.6% OF NET ASSETS

RETAILING 3.1%
--------------------------------------------------------------------------------
eBay, Inc. *                                             55,000            1,782

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 15.4%
--------------------------------------------------------------------------------
Advanced Energy Industries, Inc. *                       25,000              443
Amkor Technology, Inc. *                                  3,300               41
Applied Materials, Inc.                                  30,000              661
Asyst Technologies, Inc. *                               13,000               87
Atmel Corp. *                                            20,000              108
Credence Systems Corp. *                                 80,000              284
Intel Corp.                                             125,000            2,952
KLA-Tencor Corp.                                         10,000              568
MEMC Electronic Materials, Inc. *                        25,000            1,533
National Semiconductor Corp.                             14,600              379
NVIDIA Corp. *                                            6,500              297
Semtech Corp. *                                           5,000               81
Teradyne, Inc. *                                         10,000              157
Texas Instruments, Inc.                                  25,800              908
Zoran Corp. *                                            12,500              236
                                                                     -----------
                                                                           8,735
SOFTWARE & SERVICES 36.6%
--------------------------------------------------------------------------------
Autodesk, Inc. *                                          6,000              254
BMC Software, Inc. *                                     73,900            2,122
CA, Inc.                                                 25,700              645
Cadence Design Systems, Inc. (a)*                       108,200            2,316
Computer Sciences Corp. *                                 5,000              278
Convergys Corp. *                                        14,000              267
Electronic Data Systems Corp.                            82,600            2,229
FactSet Research Systems, Inc.                           15,000              990
Global Payments, Inc.                                    45,000            1,683
Google, Inc., Class A *                                   1,500              765
Greenfield Online, Inc. *                                10,000              162
j2 Global Communications, Inc. *                          5,000              163
Keynote Systems, Inc. *                                   2,000               30
Microsoft Corp.                                         130,000            3,769
NAVTEQ Corp. *                                            2,000              108
Novell, Inc. *                                           20,000              134
Oracle Corp. *                                           60,000            1,147
RealNetworks, Inc. *                                     15,000              107
Sybase, Inc. *                                           25,000              593
Sykes Enterprises, Inc. *                                20,000              335
Symantec Corp. *                                          5,000               96
Synopsys, Inc. *                                         60,000            1,468
Total System Services, Inc. (a)                          37,500            1,055
United Online, Inc.                                       5,000               71
                                                                     -----------
                                                                          20,787
TECHNOLOGY HARDWARE & EQUIPMENT 40.5%
--------------------------------------------------------------------------------
ADC Telecommunications, Inc. *                            6,000              112
Agilent Technologies, Inc. *                             28,400            1,084
Apple, Inc. *                                            15,000            1,976
AVX Corp. (a)                                             5,000               80
Checkpoint Systems, Inc. *                                5,000              115
Cisco Systems, Inc. (b)*                                140,000            4,047
Corning, Inc. *                                          25,000              596
Dolby Laboratories Inc., Class A *                       10,000              333
Harris Corp.                                             15,000              823
Hewlett-Packard Co.                                      95,000            4,373
International Business Machines Corp.                    42,000            4,647
Methode Electronics, Inc.                                12,300              199
Mettler-Toledo International, Inc. *                      1,600              152
NCR Corp. *                                              19,000              992
Plantronics, Inc.                                         2,500               70
QUALCOMM, Inc.                                           10,000              417
Sun Microsystems, Inc. *                                100,000              510
Tollgrade Communications, Inc. *                          6,600               68
Trimble Navigation Ltd. *                                 6,000              198
Vishay Intertechnology, Inc. *                            4,300               67
Xerox Corp. (b)*                                        123,000            2,148
                                                                     -----------
                                                                          23,007
                                                                     -----------
TOTAL COMMON STOCK
(COST $45,307)                                                            54,311
                                                                     -----------

SECURITY                                            FACE AMOUNT         VALUE
  RATE, MATURITY DATE                               ($ X 1,000)      ($ X 1,000)

SHORT-TERM INVESTMENTS 5.3% OF NET ASSETS

COMMERCIAL PAPER & OTHER OBLIGATIONS 5.1%
--------------------------------------------------------------------------------
Bank of America, London Time Deposit
  5.06%, 08/01/07                                         1,093            1,093
Wells Fargo, Grand Cayman
  Time Deposit
  5.06%, 08/01/07                                         1,785            1,785
                                                                     -----------
                                                                           2,878

SCHWAB TECHNOLOGY FUND
PORTFOLIO HOLDINGS (Unaudited) continued

SECURITY                                            FACE AMOUNT         VALUE
  RATE, MATURITY DATE                               ($ X 1,000)      ($ X 1,000)
U.S. TREASURY OBLIGATIONS 0.2%
--------------------------------------------------------------------------------
U.S. Treasury Bill
  4.75%, 09/20/07                                            25               25
  4.80%, 09/20/07                                            40               39
  4.66%, 09/20/07                                            40               40
                                                                     -----------
                                                                             104
                                                                     -----------
TOTAL SHORT-TERM INVESTMENT
(COST $2,982)                                                              2,982
                                                                     -----------

END OF INVESTMENTS.

                                                     NUMBER OF          VALUE
SECURITY                                              SHARES         ($ X 1,000)
COLLATERAL INVESTED FOR SECURITIES ON LOAN 4.4% OF NET ASSETS

Securities Lending Investments Fund, a series of
  the Brown Brothers Investment Trust                 2,491,636            2,492
                                                                     -----------

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

At 07/31/07 the tax basis cost of the fund's investments was $48,301, and the unrealized appreciation and depreciation were $9,777 and ($785), respectively, with a net unrealized appreciation of $8,992.

In addition to the above, the fund held the following at 07/31/07. All numbers are x1,000 except number of futures contracts.

                                         NUMBER OF      CONTRACT      UNREALIZED
                                         CONTRACTS        VALUE         LOSSES

FUTURES CONTRACT

S & P 500 Index, e-mini, Long,
expires 9/21/07                                 30         2,193            (73)

* Non-income producing security.
(a) All or a portion of this security is on loan.
(b) All or a portion of this security is held as collateral for open futures contracts.

SCHWAB CAPITAL TRUST
SCHWAB FUNDAMENTAL US LARGE COMPANY INDEX FUND(TM)

PORTFOLIO HOLDINGS As of July 31, 2007, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual report.

                                                       COST             VALUE
HOLDINGS BY CATEGORY                                ($ X 1,000)      ($ X 1,000)
--------------------------------------------------------------------------------
 99.8%  COMMON STOCK                                    315,880         301,470
  0.1%  FOREIGN COMMON STOCK                                316             316
  1.2%  SHORT-TERM INVESTMENTS                            3,685           3,685
--------------------------------------------------------------------------------
101.1%  TOTAL INVESTMENTS                               319,881         305,471
(1.1)%  OTHER ASSETS AND
        LIABILITIES                                                      (3,377)
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                      302,094

                                                     NUMBER OF          VALUE
SECURITY                                              SHARES         ($ X 1,000)
COMMON STOCK 99.8% OF NET ASSETS

AUTOMOBILES & COMPONENTS 3.2%
--------------------------------------------------------------------------------
American Axle & Manufacturing Holdings, Inc. (a)          1,660               40
ArvinMeritor, Inc. (a)                                    4,335               86
Autoliv, Inc. (a)                                         1,850              103
BorgWarner, Inc. (a)                                      1,625              140
Cooper Tire & Rubber Co. (a)                              3,090               71
Ford Motor Co. (a)*                                     412,325            3,509
General Motors Corp. (a)                                113,260            3,670
Harley-Davidson, Inc. (a)                                 2,960              170
Johnson Controls, Inc. (a)                                4,590              519
Lear Corp. (a)*                                           6,615              222
Tenneco, Inc. (a)*                                        2,660               94
The Goodyear Tire & Rubber Co. (a)*                      10,090              290
TRW Automotive Holdings Corp. (a)*                       16,450              541
Visteon Corp. (a)*                                       16,050              103
                                                                     -----------
                                                                           9,558
BANKS 4.9%
--------------------------------------------------------------------------------
Associated Banc-Corp. (a)                                 2,560               74
Astoria Financial Corp. (a)                               5,855              138
BancorpSouth, Inc. (a)                                    3,545               83
Bank of Hawaii Corp. (a)                                  2,420              116
BB&T Corp. (a)                                           13,275              497
BOK Financial Corp. (a)                                     920               46
City National Corp. (a)                                   1,720              122
Comerica, Inc. (a)                                        5,600              295
Commerce Bancorp, Inc. (a)                                2,250               75
Commerce Bancshares, Inc. (a)                             2,725              121
Compass Bancshares, Inc. (a)                              2,040              141
Countrywide Financial Corp. (a)                          13,035              367
Cullen/Frost Bankers, Inc. (a)                            2,220              110
Doral Financial Corp. (a)*                               16,295               19
Downey Financial Corp.                                      600               32
Fifth Third Bancorp (a)                                  13,490              498
First Horizon National Corp. (a)                          2,375               75
FirstMerit Corp. (a)                                      2,360               43
Freddie Mac (a)                                          20,425            1,170
Fremont General Corp. (a)                                 3,520               20
Fulton Financial Corp. (a)                                2,180               29
Hudson City Bancorp, Inc. (a)                             5,790               71
Huntington Bancshares, Inc. (a)                           7,327              141
IndyMac Bancorp, Inc. (a)                                 1,140               25
KeyCorp (a)                                              10,530              365
M&T Bank Corp. (a)                                        1,786              190
Marshall & Ilsley Corp. (a)                               4,185              172
MGIC Investment Corp. (a)                                 1,240               48
National City Corp. (a)                                  17,910              526
New York Community Bancorp, Inc. (a)                      5,665               92
People's United Financial, Inc. (a)                       3,052               49
PNC Financial Services Group, Inc. (a)                    7,555              504
Popular, Inc. (a)                                         6,180               82
Radian Group, Inc. (a)                                      930               31
Regions Financial Corp. (a)                              10,325              311
Sovereign Bancorp, Inc. (a)                               4,325               83
SunTrust Banks, Inc. (a)                                  8,160              639
Synovus Financial Corp. (a)                               4,410              123
TCF Financial Corp. (a)                                   2,365               58
The Colonial BancGroup, Inc. (a)                          4,960              108
The PMI Group, Inc. (a)                                   1,335               46
The South Financial Group, Inc. (a)                       3,530               76
Trustmark Corp. (a)                                       3,125               78
U.S. Bancorp (a)                                         37,000            1,108
UnionBanCal Corp. (a)                                     3,370              186
Valley National Bancorp (a)                               5,167              109
Wachovia Corp. (a)                                       36,035            1,701
Washington Federal, Inc. (a)                              4,550              103
Washington Mutual, Inc. (a)                              30,055            1,128
Webster Financial Corp. (a)                               2,725              118
Wells Fargo & Co. (a)                                    68,805            2,324
Whitney Holding Corp. (a)                                 2,930               73
Wilmington Trust Corp. (a)                                1,330               52
Zions Bancorp (a)                                         1,235               92
                                                                     -----------
                                                                          14,883
CAPITAL GOODS 8.5%
--------------------------------------------------------------------------------
3M Co. (a)                                               14,275            1,269
Acuity Brands, Inc. (a)                                   1,220               72
AGCO Corp. (a)*                                           3,540              136
Alliant Techsystems, Inc. (a)*                              620               61
American Standard Cos., Inc. (a)                          2,660              144
Briggs & Stratton Corp. (a)                                 935               27
Builders FirstSource, Inc. (a)*                           1,355               20
Carlisle Cos., Inc. (a)                                   3,225              146
Caterpillar, Inc. (a)                                    11,345              894
Cooper Industries Ltd., Class A (a)                       3,170              168
Crane Co. (a)                                               825               38

SCHWAB FUNDAMENTAL US LARGE COMPANY INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                     NUMBER OF          VALUE
SECURITY                                              SHARES         ($ X 1,000)
Cummins, Inc. (a)                                         1,742              207
Danaher Corp. (a)                                         2,550              190
Deere & Co. (a)                                           4,243              511
Dover Corp. (a)                                           5,175              264
Eaton Corp. (a)                                           3,060              297
EMCOR Group, Inc. (a)*                                    4,240              152
Emerson Electric Co. (a)                                 13,900              654
Flowserve Corp. (a)                                         925               67
Fluor Corp. (a)                                           1,835              212
GATX Corp. (a)                                              935               42
General Dynamics Corp. (a)                                6,625              520
General Electric Co. (a)                                218,355            8,463
Goodrich Corp. (a)                                        2,655              167
Harsco Corp. (a)                                          3,035              160
Honeywell International, Inc. (a)                        17,640            1,015
Hubbell, Inc., Class B (a)                                1,830              106
Illinois Tool Works, Inc. (a)                             8,870              488
Ingersoll-Rand Co., Ltd., Class A (a)                     6,535              329
ITT Corp. (a)                                             2,755              173
Jacobs Engineering Group, Inc. (a)*                       1,340               83
Kennametal, Inc. (a)                                        720               55
L-3 Communications Holdings, Inc. (a)                     2,035              199
Lennox International, Inc. (a)                              935               36
Lockheed Martin Corp. (a)                                 7,135              703
Masco Corp. (a)                                          11,350              309
Mueller Industries, Inc. (a)                              4,830              178
NACCO Industries, Inc., Class A (a)                         207               27
Northrop Grumman Corp. (a)                                9,595              730
Oshkosh Truck Corp. (a)                                   1,620               93
PACCAR, Inc. (a)                                          4,895              401
Pall Corp. (a)                                            2,540              105
Parker Hannifin Corp. (a)                                 2,745              271
Pentair, Inc. (a)                                         4,850              176
Precision Castparts Corp. (a)                               716               98
Quanta Services, Inc. (a)*                                2,835               81
Raytheon Co. (a)                                         10,010              554
Rockwell Automation, Inc. (a)                             2,550              178
Rockwell Collins, Inc. (a)                                  930               64
Sequa Corp., Class A (a)*                                   556               92
Sequa Corp., Class B (a)*                                    50                8
SPX Corp. (a)                                             1,935              182
Tecumseh Products Co., Class A (a)*                         970               22
Teleflex, Inc. (a)                                          820               63
Terex Corp. (a)*                                            925               80
Textron, Inc. (a)                                         2,760              312
The Boeing Co. (a)                                       12,760            1,320
The Shaw Group, Inc. (a)*                                 1,240               66
The Timken Co. (a)                                        2,765               92
Trinity Industries, Inc. (a)                              2,625              100
Tyco International Ltd.                                   9,835              465
United Rentals, Inc. (a)*                                 2,985               96
United Technologies Corp. (a)                            15,215            1,110
URS Corp. (a)*                                            1,135               56
USG Corp. (a)*                                            1,925               80
W.W. Grainger, Inc. (a)                                   1,035               90
Washington Group International, Inc. (a)*                   620               50
WESCO International, Inc. (a)*                            2,620              140
                                                                     -----------
                                                                          25,757
COMMERCIAL SERVICES & SUPPLIES 1.0%
--------------------------------------------------------------------------------
Acco Brands Corp. (a)*                                    1,870               39
Allied Waste Industries, Inc. (a)*                       22,065              284
Avery Dennison Corp. (a)                                  2,350              144
ChoicePoint, Inc. (a)*                                      825               32
Cintas Corp. (a)                                          1,450               53
Corrections Corp. of America (a)*                         5,140              148
Deluxe Corp. (a)                                          2,145               81
Equifax, Inc. (a)                                         3,530              143
HNI Corp. (a)                                               620               25
IKON Office Solutions, Inc. (a)                          11,025              153
Kelly Services, Inc., Class A (a)                         1,640               41
Manpower, Inc. (a)                                        2,245              177
Monster Worldwide, Inc. (a)*                              3,420              133
PHH Corp. (a)*                                            3,190               93
Pitney Bowes, Inc. (a)                                    4,005              185
R.R. Donnelley & Sons Co. (a)                             6,320              267
Republic Services, Inc. (a)                               3,270              105
Robert Half International, Inc. (a)                       2,930              100
Steelcase, Inc., Class A (a)                              2,375               41
The Brink's Co. (a)                                         820               50
The Dun & Bradstreet Corp. (a)                            1,220              119
United Stationers, Inc. (a)*                                925               59
Waste Management, Inc. (a)                               11,655              443
                                                                     -----------
                                                                           2,915
CONSUMER DURABLES & APPAREL 1.7%
--------------------------------------------------------------------------------
American Greetings Corp., Class A (a)                     4,250              105
Beazer Homes USA, Inc. (a)                                  835               12
Brunswick Corp. (a)                                       1,870               52
Centex Corp. (a)                                          4,390              164
Coach, Inc. (a)*                                          2,075               94
D.R. Horton, Inc. (a)                                     6,390              104
Eastman Kodak Co. (a)                                    16,040              405
Fortune Brands, Inc. (a)                                  2,360              192
Furniture Brands International, Inc. (a)                  9,460              104
Garmin Ltd. (a)                                           1,370              115
Hanesbrands, Inc. (a)*                                    5,300              164
Harman International Industries, Inc. (a)                   620               72
Hasbro, Inc. (a)                                          2,565               72
Hovnanian Enterprises, Inc., Class A (a)*                 2,170               29
Jones Apparel Group, Inc. (a)                             2,075               52
KB Home (a)                                               1,760               56
Kellwood Co. (a)                                          3,525               91
La-Z-boy, Inc. (a)                                       10,600              106
Leggett & Platt, Inc. (a)                                 3,920               81
Lennar Corp., Class A (a)                                 3,600              110
Liz Claiborne, Inc. (a)                                   2,945              104
M.D.C. Holdings, Inc. (a)                                 1,635               75
Mattel, Inc. (a)                                          5,235              120
Meritage Homes Corp. (a)*                                   625               12

SCHWAB FUNDAMENTAL US LARGE COMPANY INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                     NUMBER OF          VALUE
SECURITY                                              SHARES         ($ X 1,000)
Mohawk Industries, Inc. (a)*                              1,435              129
Newell Rubbermaid, Inc. (a)                               6,250              165
NIKE, Inc., Class B (a)                                   6,428              363
NVR, Inc. (a)*                                              103               60
Polaris Industries, Inc. (a)                              3,000              148
Polo Ralph Lauren Corp. (a)                                 720               64
Pulte Homes, Inc. (a)                                    20,270              392
Snap-on, Inc. (a)                                         3,430              180
Standard Pacific Corp. (a)                                5,255               78
The Black & Decker Corp. (a)                              1,030               89
The Ryland Group, Inc. (a)                                  835               28
The Stanley Works (a)                                     1,940              107
The Timberland Co., Class A (a)*                          3,025               72
Toll Brothers, Inc. (a)*                                  3,595               79
Tupperware Brands Corp. (a)                               3,140               82
VF Corp. (a)                                              2,645              227
WCI Communities, Inc. (a)*                                1,455               13
Whirlpool Corp. (a)                                       2,755              281
                                                                     -----------
                                                                           5,048
CONSUMER SERVICES 1.2%
--------------------------------------------------------------------------------
Apollo Group, Inc., Class A (a)*                          2,725              161
Boyd Gaming Corp. (a)                                     2,725              120
Brinker International, Inc. (a)                           1,355               36
Burger King Holdings, Inc. (a)                            3,540               86
Career Education Corp. (a)*                               1,135               34
Carnival Corp. (a)                                       11,445              507
CBRL Group, Inc. (a)                                        320               12
Darden Restaurants, Inc. (a)                              1,245               53
H&R Block, Inc. (a)                                       6,165              123
Harrah's Entertainment, Inc. (a)                          2,655              225
Hilton Hotels Corp. (a)                                   3,180              141
International Game Technology (a)                         1,655               58
Jack In The Box, Inc. (a)*                                2,120              136
Las Vegas Sands Corp. (a)*                                1,270              111
Marriott International, Inc., Class A (a)                 2,660              110
McDonald's Corp. (a)                                     17,580              842
MGM MIRAGE (a)*                                           2,360              173
Royal Caribbean Cruises Ltd. (a)                          4,405              170
Service Corp. International (a)                           3,010               36
Six Flags, Inc. (a)*                                      5,465               21
Starbucks Corp. (a)*                                      3,690               98
Starwood Hotels & Resorts Worldwide, Inc. (a)             2,970              187
Station Casinos, Inc. (a)                                   620               54
Wendy's International, Inc. (a)                           1,965               69
Wyndham Worldwide Corp. (a)*                              1,760               59
YUM! Brands, Inc. (a)                                     4,930              158
                                                                     -----------
                                                                           3,780
DIVERSIFIED FINANCIALS 7.7%
--------------------------------------------------------------------------------
A.G. Edwards, Inc. (a)                                    1,030               83
Allied Capital Corp. (a)                                  3,300               93
American Capital Strategies Ltd. (a)                      2,755              105
American Express Co. (a)                                 13,895              813
AmeriCredit Corp. (a)*                                    2,770               56
Ameriprise Financial, Inc. (a)                            4,200              253
Bank of America Corp. (a)                                96,675            4,584
Bank of New York Mellon Corp.                            19,552              832
Capital One Financial Corp. (a)                           5,310              376
CIT Group, Inc. (a)                                       4,305              177
Citigroup, Inc. (a)                                     120,255            5,600
CME Group, Inc. (a)                                         102               56
Discover Financial Services *                             7,712              178
E*TRADE Financial Corp. (a)*                              3,815               71
Federated Investors, Inc., Class B (a)                    2,030               73
Franklin Resources, Inc. (a)                              2,040              260
Janus Capital Group, Inc. (a)                             5,165              155
Jefferies Group, Inc. (a)                                 3,030               80
JPMorgan Chase & Co. (a)                                 72,145            3,175
Lazard Ltd., Class A (a)                                  1,745               65
Legg Mason, Inc. (a)                                        720               65
Lehman Brothers Holdings, Inc. (a)                        9,075              563
Leucadia National Corp. (a)                               1,550               58
Merrill Lynch & Co., Inc. (a)                            15,620            1,159
Moody's Corp. (a)                                         2,820              152
Morgan Stanley (a)                                       20,425            1,305
Northern Trust Corp. (a)                                  2,360              147
Nuveen Investments, Inc., Class A (a)                       620               38
NYSE Euronext (a)                                         2,420              186
Raymond James Financial, Inc. (a)                         2,835               87
SLM Corp. (a)                                             6,235              307
State Street Corp. (a)                                    5,536              371
T. Rowe Price Group, Inc. (a)                             1,745               91
TD Ameritrade Holding Corp. (a)*                          5,870              100
The Bear Stearns Cos., Inc. (a)                           2,748              333
The Charles Schwab Corp. (a)(b)                           7,615              153
The Goldman Sachs Group, Inc. (a)                         5,411            1,019
The Student Loan Corp. (a)                                  208               39
Tri-Continental Corp. (a)                                 3,240               78
W.P. Carey & Co. LLC (a)                                    925               29
                                                                     -----------
                                                                          23,365
ENERGY 10.2%
--------------------------------------------------------------------------------
Anadarko Petroleum Corp. (a)                             11,135              560
Apache Corp. (a)                                          5,820              471
Arch Coal, Inc. (a)                                         630               19
Baker Hughes, Inc. (a)                                    3,475              275
BJ Services Co. (a)                                       1,970               52
Cameron International Corp. (a)*                          1,475              115
Chesapeake Energy Corp. (a)                               4,720              161
Chevron Corp. (a)                                        61,515            5,245
Cimarex Energy Co. (a)                                    1,345               51
CNX Gas Corp. (a)*                                        1,245               33
ConocoPhillips (a)                                       40,110            3,243
CONSOL Energy, Inc. (a)                                   3,135              131
Devon Energy Corp. (a)                                    7,970              595
Diamond Offshore Drilling, Inc. (a)                       1,220              126
Dresser-Rand Group, Inc. (a)*                             1,750               65
El Paso Corp. (a)                                        32,820              546

SCHWAB FUNDAMENTAL US LARGE COMPANY INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                     NUMBER OF          VALUE
SECURITY                                              SHARES         ($ X 1,000)
ENSCO International, Inc. (a)                             1,830              112
EOG Resources, Inc. (a)                                   2,350              165
Exxon Mobil Corp. (a)                                   111,810            9,518
FMC Technologies, Inc. (a)*                                 720               66
Forest Oil Corp. (a)*                                     2,950              119
Foundation Coal Holdings, Inc. (a)                        1,835               64
Frontier Oil Corp. (a)                                    2,830              110
Grant Prideco, Inc. (a)*                                  2,120              119
Halliburton Co. (a)                                      10,865              391
Hanover Compressor Co. (a)*                               1,445               34
Hess Corp. (a)                                            8,450              517
Marathon Oil Corp. (a)                                   17,890              988
Massey Energy Co. (a)                                     3,440               73
Murphy Oil Corp. (a)                                      3,375              209
Nabors Industries Ltd. (a)*                               3,700              108
National-Oilwell Varco, Inc. (a)*                         1,835              220
Newfield Exploration Co. (a)*                             2,555              123
Noble Corp. (a)                                             720               74
Noble Energy, Inc. (a)                                    1,235               76
Occidental Petroleum Corp. (a)                           16,030              909
Overseas Shipholding Group, Inc. (a)                        620               48
Patterson-UTI Energy, Inc. (a)                            4,645              106
Peabody Energy Corp. (a)                                  1,445               61
Pioneer Natural Resources Co. (a)                         1,650               75
Pogo Producing Co. (a)                                    1,235               66
Pride International, Inc. (a)*                            2,765               97
Rowan Cos., Inc. (a)                                      1,630               69
Schlumberger Ltd. (a)                                     9,390              889
SEACOR Holdings, Inc. (a)*                                  600               52
Ship Finance International Ltd. (a)                       2,740               77
Smith International, Inc. (a)                             1,340               82
Southwestern Energy Co. (a)*                              2,120               86
Spectra Energy Corp. (a)                                 16,140              411
Stone Energy Corp. (a)*                                   4,435              144
Sunoco, Inc. (a)                                          4,490              300
Teekay Shipping Corp. (a)                                 1,440               81
Tesoro Corp. (a)                                          3,060              152
The Williams Cos., Inc. (a)                              12,875              415
Tidewater, Inc. (a)                                       2,120              145
Transocean, Inc. (a)*                                     2,750              295
USEC, Inc. (a)*                                           7,765              130
Valero Energy Corp. (a)                                  11,665              782
Weatherford International Ltd. (a)*                       3,595              199
World Fuel Services Corp. (a)                             3,220              132
XTO Energy, Inc. (a)                                      2,660              145
                                                                     -----------
                                                                          30,722
FOOD & STAPLES RETAILING 3.1%
--------------------------------------------------------------------------------
BJ's Wholesale Club, Inc. (a)*                            3,070              104
Costco Wholesale Corp. (a)                               10,515              629
CVS/Caremark Corp. (a)                                   24,235              853
Longs Drug Stores Corp. (a)                               3,130              151
Nash Finch Co. (a)                                        1,830               74
Pathmark Stores, Inc. (a)*                                2,605               32
Performance Food Group Co. (a)*                           1,755               50
Rite Aid Corp. (a)*                                      28,705              158
Ruddick Corp. (a)                                         2,935               82
Safeway, Inc. (a)                                        14,210              453
Supervalu, Inc. (a)                                       7,660              319
Sysco Corp. (a)                                          13,180              420
The Great Atlantic & Pacific Tea Co., Inc. (a)*           2,870               84
The Kroger Co. (a)                                       34,750              902
The Pantry, Inc. (a)*                                     1,020               35
Wal-Mart Stores, Inc. (a)                                94,835            4,358
Walgreen Co. (a)                                         12,170              538
Weis Markets, Inc. (a)                                    2,820              111
Whole Foods Market, Inc. (a)                              1,630               60
                                                                     -----------
                                                                           9,413
FOOD, BEVERAGE & TOBACCO 7.1%
--------------------------------------------------------------------------------
Altria Group, Inc. (a)                                   50,580            3,362
Anheuser-Busch Cos., Inc. (a)                            13,375              652
Archer-Daniels-Midland Co. (a)                           14,005              471
Brown-Forman Corp., Class A (a)                             800               56
Brown-Forman Corp., Class B (a)                           1,220               81
Bunge Ltd. (a)                                            3,175              288
Campbell Soup Co. (a)                                     6,730              248
Chiquita Brands International, Inc. (a)*                  2,465               43
Coca-Cola Enterprises, Inc. (a)                          18,795              426
ConAgra Foods, Inc. (a)                                  21,445              544
Constellation Brands, Inc., Class A (a)*                  4,305               94
Corn Products International, Inc. (a)                     2,035               91
Dean Foods Co. (a)                                        4,490              129
Del Monte Foods Co. (a)                                   8,830              102
Fresh Del Monte Produce, Inc. (a)                         2,970               76
General Mills, Inc. (a)                                   7,755              431
H.J. Heinz Co. (a)                                        7,475              327
Hormel Foods Corp. (a)                                    3,960              136
Kellogg Co. (a)                                           7,260              376
Kraft Foods, Inc., Class A (a)                          208,132            6,816
Loews Corp. - Carolina Group (a)                          3,875              294
McCormick & Co., Inc. (a)                                 3,240              111
Molson Coors Brewing Co., Class B (a)                     1,840              164
PepsiAmericas, Inc. (a)                                   3,280               91
PepsiCo, Inc. (a)                                        20,810            1,366
Pilgrim's Pride Corp. (a)                                 1,640               55
Reynolds American, Inc. (a)                               8,775              537
Sara Lee Corp. (a)                                       31,850              505
Seaboard Corp. (a)                                           17               34
Smithfield Foods, Inc. (a)*                               6,306              196
The Coca-Cola Co. (a)                                    34,815            1,814
The Hershey Co. (a)                                       4,070              188
The J. M. Smucker Co. (a)                                 1,925              107
The Pepsi Bottling Group, Inc. (a)                        7,135              239
Tyson Foods, Inc., Class A (a)                           20,280              432
Universal Corp. (a)                                       1,125               62
UST, Inc. (a)                                             3,570              191
Wm. Wrigley Jr. Co. (a)                                   3,675              212
                                                                     -----------
                                                                          21,347
HEALTH CARE EQUIPMENT & SERVICES 3.3%
--------------------------------------------------------------------------------
Advanced Medical Optics, Inc. *                           3,400              103
Aetna, Inc. (a)                                           8,680              417

SCHWAB FUNDAMENTAL US LARGE COMPANY INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                     NUMBER OF          VALUE
SECURITY                                              SHARES         ($ X 1,000)
Alcon, Inc. (a)                                           1,795              245
AmerisourceBergen Corp. (a)                               8,370              394
Apria Healthcare Group, Inc. (a)*                         4,430              116
Bausch & Lomb, Inc. (a)                                   1,425               91
Baxter International, Inc. (a)                            7,960              419
Beckman Coulter, Inc. (a)                                   820               58
Becton, Dickinson & Co. (a)                               2,855              218
Boston Scientific Corp. (a)*                             10,585              139
C.R. Bard, Inc. (a)                                       1,420              111
Cardinal Health, Inc. (a)                                10,420              685
CIGNA Corp. (a)                                           7,309              377
Community Health Systems, Inc. (a)*                       2,450               95
Coventry Health Care, Inc. (a)*                           1,750               98
Covidien Ltd. *                                           7,435              305
Dade Behring Holdings, Inc. (a)                           1,320               99
DaVita, Inc. (a)*                                         2,080              110
DENTSPLY International, Inc. (a)                          3,035              111
Express Scripts, Inc. (a)*                                5,520              277
Health Management Associates, Inc., Class A (a)           7,795               63
Health Net, Inc. (a)*                                     2,570              127
Henry Schein, Inc. (a)*                                   2,930              159
Hillenbrand Industries, Inc. (a)                            825               52
Hospira, Inc. (a)*                                        1,850               72
Humana, Inc. (a)*                                         3,670              235
IMS Health, Inc. (a)                                      3,640              102
Kindred Healthcare, Inc. (a)*                             1,145               31
Laboratory Corp. of America Holdings (a)*                   930               69
LifePoint Hospitals, Inc. (a)*                            2,830               84
Lincare Holdings, Inc. (a)*                               1,135               41
Magellan Health Services, Inc. (a)*                       3,525              147
Manor Care, Inc. (a)                                      2,525              160
McKesson Corp. (a)                                       11,240              649
Medco Health Solutions, Inc. (a)*                         8,680              705
Medtronic, Inc. (a)                                      10,005              507
Omnicare, Inc. (a)                                        2,350               78
Owens & Minor, Inc. (a)                                   1,335               51
Patterson Cos., Inc. (a)*                                 2,935              105
Quest Diagnostics, Inc. (a)                               1,855              103
St. Jude Medical, Inc. (a)*                               2,760              119
Stryker Corp. (a)                                         1,845              115
Tenet Healthcare Corp. (a)*                              27,575              143
UnitedHealth Group, Inc. (a)                             12,975              628
Universal Health Services, Inc., Class B (a)                825               43
Varian Medical Systems, Inc. (a)*                         2,120               87
WellPoint, Inc. (a)*                                     10,510              790
Zimmer Holdings, Inc. (a)*                                1,540              120
                                                                     -----------
                                                                          10,053
HOUSEHOLD & PERSONAL PRODUCTS 1.3%
--------------------------------------------------------------------------------
Alberto-Culver Co. (a)                                    5,370              126
Avon Products, Inc. (a)                                   5,225              188
Colgate-Palmolive Co. (a)                                 6,230              411
Energizer Holdings, Inc. (a)*                               720               73
Kimberly-Clark Corp. (a)                                  9,800              659
NBTY, Inc. (a)*                                           2,220               97
Spectrum Brands, Inc. (a)*                                2,615               12
The Clorox Co. (a)                                        2,155              130
The Estee Lauder Cos., Inc., Class A (a)                  3,660              165
The Procter & Gamble Co. (a)                             33,075            2,046
                                                                     -----------
                                                                           3,907
INSURANCE 6.2%
--------------------------------------------------------------------------------
ACE Ltd. (a)                                              6,440              372
AFLAC, Inc. (a)                                           6,840              356
Alleghany Corp. (a)*                                        112               47
Allied World Assurance Holdings Ltd. (a)                  3,540              168
Ambac Financial Group, Inc. (a)                           2,035              137
American Financial Group, Inc. (a)                        5,060              142
American International Group, Inc. (a)                   46,960            3,014
American National Insurance Co. (a)                         919              137
AON Corp. (a)                                             7,160              287
Arch Capital Group Ltd. (a)*                              2,225              155
Arthur J. Gallagher & Co. (a)                             3,040               84
Aspen Insurance Holdings Ltd. (a)                         3,225               79
Assurant, Inc. (a)                                        2,555              130
Axis Capital Holdings Ltd. (a)                            1,950               72
Berkshire Hathaway, Inc., Class A (a)*                       21            2,310
Berkshire Hathaway, Inc., Class B (a)*                      255              919
Cincinnati Financial Corp. (a)                            4,080              160
CNA Financial Corp. (a)                                   6,120              254
Conseco, Inc. (a)*                                        6,640              121
Endurance Specialty Holdings Ltd. (a)                     2,330               87
Erie Indemnity Co., Class A (a)                           2,225              115
Everest Re Group Ltd. (a)                                   725               71
Fidelity National Financial, Inc., Class A (a)            4,105               86
First American Corp. (a)                                  2,360              109
Genworth Financial, Inc., Class A (a)                    21,155              646
Hanover Insurance Group, Inc. (a)                           730               32
HCC Insurance Holdings, Inc. (a)                          2,535               74
LandAmerica Financial Group, Inc. (a)                       620               47
Lincoln National Corp. (a)                                4,680              282
Loews Corp. (a)                                           7,965              378
Markel Corp. (a)*                                           613              285
Marsh & McLennan Cos., Inc. (a)                          16,470              454
MBIA, Inc. (a)                                            4,170              234
Mercury General Corp. (a)                                   930               48
MetLife, Inc. (a)                                        14,205              855
Montpelier Re Holdings Ltd. (a)                           1,980               31
Nationwide Financial Services, Inc., Class A (a)          3,065              174
Odyssey Re Holdings Corp. (a)                             2,125               75
Ohio Casualty Corp. (a)                                     830               36

SCHWAB FUNDAMENTAL US LARGE COMPANY INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                     NUMBER OF          VALUE
SECURITY                                              SHARES         ($ X 1,000)
Old Republic International Corp. (a)                      8,060              148
PartnerRe Ltd. (a)                                          930               66
Principal Financial Group, Inc. (a)                       3,285              185
Protective Life Corp. (a)                                 3,435              148
Prudential Financial, Inc. (a)                            8,480              752
Reinsurance Group of America, Inc. (a)                    1,030               55
RenaissanceRe Holdings Ltd. (a)                           2,725              157
SAFECO Corp. (a)                                          2,260              132
StanCorp Financial Group, Inc. (a)                        2,225              104
The Allstate Corp. (a)                                   14,975              796
The Chubb Corp. (a)                                       8,075              407
The Commerce Group, Inc. (a)                              1,845               53
The Hartford Financial Services Group, Inc. (a)           7,130              655
The Phoenix Cos., Inc. (a)                                2,180               30
The Progressive Corp. (a)                                10,745              225
The Travelers Cos., Inc. (a)                             11,555              587
Torchmark Corp. (a)                                       2,040              126
Transatlantic Holdings, Inc. (a)                          1,625              119
Unitrin, Inc. (a)                                         1,650               70
Unum Group (a)                                           12,245              298
W. R. Berkley Corp. (a)                                   2,560               75
Wesco Financial Corp. (a)                                   112               44
White Mountains Insurance Group Ltd. (a)                    129               71
XL Capital Ltd., Class A (a)                              4,185              326
                                                                     -----------
                                                                          18,692
MATERIALS 3.9%
--------------------------------------------------------------------------------
Air Products & Chemicals, Inc. (a)                        4,675              404
Airgas, Inc. (a)                                          1,720               80
AK Steel Holding Corp. (a)*                               1,745               70
Albemarle Corp. (a)                                       1,925               77
Alcoa, Inc. (a)                                          21,965              839
Allegheny Technologies, Inc. (a)                            911               96
Ashland, Inc. (a)                                         2,550              156
Ball Corp. (a)                                            2,040              105
Bemis Co., Inc. (a)                                       2,355               69
Bowater, Inc. (a)                                         1,765               35
Cabot Corp. (a)                                             930               38
Celanese Corp., Series A (a)                              4,700              176
Chemtura Corp. (a)                                        3,930               41
Commercial Metals Co. (a)                                 1,145               35
Crown Holdings, Inc. (a)*                                 5,620              138
Cytec Industries, Inc. (a)                                  720               48
E.I. du Pont de Nemours & Co. (a)                        21,045              983
Eastman Chemical Co. (a)                                  3,960              273
Ecolab, Inc. (a)                                          2,560              108
FMC Corp. (a)                                               820               73
Freeport-McMoRan Copper & Gold, Inc. (a)                  4,185              393
Graphic Packaging Corp. (a)*                              5,995               27
Greif, Inc., Class A (a)                                  1,212               67
Hercules, Inc. (a)*                                       4,150               86
Huntsman Corp. (a)                                        6,165              157
International Flavors & Fragrances, Inc. (a)              1,035               52
International Paper Co. (a)                              18,595              689
Louisiana-Pacific Corp. (a)                               8,085              150
Lyondell Chemical Co. (a)                                 5,225              235
Martin Marietta Materials, Inc. (a)                         610               84
MeadWestvaco Corp. (a)                                    6,840              223
Monsanto Co. (a)                                          4,095              264
Nalco Holding Co. (a)                                     1,870               43
Newmont Mining Corp. (a)                                  4,610              192
Nucor Corp. (a)                                           4,580              230
Olin Corp. (a)                                            1,255               26
Owens-Illinois, Inc. (a)*                                 7,345              294
Packaging Corp. of America (a)                            3,445               88
Pactiv Corp. (a)*                                         3,560              113
PPG Industries, Inc. (a)                                  5,500              419
Praxair, Inc. (a)                                         3,585              275
Reliance Steel & Aluminum Co. (a)                           720               38
Rockwood Holdings, Inc. (a)*                              3,040              105
Rohm & Haas Co. (a)                                       4,200              237
RPM International, Inc. (a)                               4,965              117
Sealed Air Corp. (a)                                      2,975               81
Sigma-Aldrich Corp. (a)                                   3,230              146
Silgan Holdings, Inc. (a)                                 1,220               63
Smurfit-Stone Container Corp. (a)*                       13,305              157
Sonoco Products Co. (a)                                   2,055               75
Southern Copper Corp. (a)                                 2,355              265
Steel Dynamics, Inc. (a)                                  3,125              131
Temple-Inland, Inc. (a)                                   2,245              130
The Dow Chemical Co. (a)                                 28,380            1,234
The Lubrizol Corp. (a)                                    1,135               71
The Mosaic Co. (a)*                                       2,260               85
The Scotts Miracle-Gro Co., Class A (a)                   1,420               58
The Valspar Corp. (a)                                     1,750               48
United States Steel Corp. (a)                             1,695              167
Valhi, Inc. (a)                                           3,950               65
Vulcan Materials Co. (a)                                    723               69
Weyerhaeuser Co. (a)                                      6,730              479
Worthington Industries, Inc. (a)                          1,565               32
                                                                     -----------
                                                                          11,804
MEDIA 3.4%
--------------------------------------------------------------------------------
Belo Corp., Class A (a)                                   7,580              136
Cablevision Systems Corp., Class A (a)*                   2,365               84
CBS Corp., Class B (a)                                   25,370              805
Charter Communications, Inc., Class A (a)                21,205               86
Clear Channel Communications, Inc. (a)                    9,705              358
Clear Channel Outdoor Holdings, Inc., Class A (a)*        2,770               76
Comcast Corp., Class A (a)*                              33,710              886
Comcast Corp., Special Class A (a)*                      15,870              415
Discovery Holding Co. (a)*                                3,815               91
Dow Jones & Co., Inc. (a)                                 1,235               71
EchoStar Communications Corp., Class A (a)*               3,070              130
Gannett Co., Inc. (a)                                     6,830              341

SCHWAB FUNDAMENTAL US LARGE COMPANY INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                     NUMBER OF          VALUE
SECURITY                                              SHARES         ($ X 1,000)
Getty Images, Inc. (a)*                                   2,720              122
Hearst-Argyle Television, Inc. (a)                        1,140               24
Idearc, Inc. (a)                                         10,225              355
Lamar Advertising Co., Class A (a)                        1,820              108
Liberty Global, Inc., Series A (a)*                       3,070              129
Liberty Global, Inc., Series C (a)*                       2,570              102
Liberty Media Corp. - Capital, Series A (a)*                717               82
Live Nation, Inc. (a)*                                    5,245              104
Meredith Corp. (a)                                        1,300               74
News Corp., Class A (a)                                  23,980              507
News Corp., Class B (a)                                   9,620              218
Omnicom Group, Inc. (a)                                   4,404              229
Regal Entertainment Group, Class A (a)                   14,785              316
Scholastic Corp. (a)*                                     1,835               59
Sun-Times Media Group, Inc., Class A (a)                 33,505              140
The DIRECTV Group, Inc. (a)*                             12,140              272
The E.W. Scripps Co., Class A (a)                         1,445               59
The Interpublic Group of Cos., Inc. (a)*                  6,705               70
The McClatchy Co., Class A (a)                            3,480               85
The McGraw-Hill Cos., Inc. (a)                            3,580              217
The New York Times Co., Class A (a)                       3,600               82
The Walt Disney Co. (a)                                  27,400              904
The Washington Post Co., Class B (a)                        118               93
Time Warner, Inc. (a)                                    90,655            1,746
Tribune Co.                                               5,711              160
Viacom, Inc., Class B (a)*                                9,900              379
Virgin Media, Inc. (a)                                    4,710              117
Warner Music Group Corp. (a)                              5,760               71
                                                                     -----------
                                                                          10,303
PHARMACEUTICALS & BIOTECHNOLOGY 5.5%
--------------------------------------------------------------------------------
Abbott Laboratories (a)                                  23,275            1,180
Allergan, Inc. (a)                                        1,430               83
Amgen, Inc. (a)*                                         11,135              598
Applied Biosystems Group - Applera Corp. (a)              4,245              132
Barr Pharmaceuticals, Inc. (a)*                           2,070              106
Biogen Idec, Inc. (a)*                                    2,875              163
Bristol-Myers Squibb Co. (a)                             57,570            1,636
Charles River Laboratories International, Inc. (a)*       2,725              139
Eli Lilly and Co. (a)                                    19,415            1,050
Forest Laboratories, Inc. (a)*                            2,455               99
Genentech, Inc. (a)*                                      3,270              243
Genzyme Corp. (a)*                                        2,650              167
Gilead Sciences, Inc. (a)*                                1,860               69
Invitrogen Corp. (a)*                                       820               59
Johnson & Johnson (a)                                    42,885            2,595
King Pharmaceuticals, Inc. (a)*                           3,700               63
Merck & Co., Inc. (a)                                    54,005            2,681
Mylan Laboratories, Inc. (a)                              2,875               46
PerkinElmer, Inc. (a)                                     4,250              118
Pfizer, Inc. (a)                                        155,070            3,646
Schering-Plough Corp. (a)                                19,950              569
Thermo Fisher Scientific, Inc. (a)*                       1,645               86
Watson Pharmaceuticals, Inc. (a)*                         1,965               60
Wyeth (a)                                                21,140            1,026
                                                                     -----------
                                                                          16,614
REAL ESTATE 1.5%
--------------------------------------------------------------------------------
AMB Property Corp. (a)                                    1,340               71
American Financial Realty Trust                           2,200               19
American Home Mortgage Investment Corp. (a)                 935                1
Annaly Capital Management, Inc. (a)                       6,585               95
Apartment Investment & Management Co., Class A (a)        1,855               78
Archstone-Smith Trust (a)                                 3,885              223
AvalonBay Communities, Inc. (a)                             720               78
Boston Properties, Inc. (a)                               2,190              207
Brandywine Realty Trust (a)                                 625               15
BRE Properties, Inc. (a)                                    720               36
Camden Property Trust (a)                                 1,720               95
CB Richard Ellis Group, Inc., Class A (a)*                6,730              235
CBL & Associates Properties, Inc. (a)                       730               23
Colonial Properties Trust (a)                               725               25
Cousins Properties, Inc. (a)                                620               16
Crescent Real Estate Equities Co. (a)                     3,705               84
Developers Diversified Realty Corp. (a)                   1,935               93
Duke Realty Corp. (a)                                     3,075              101
Equity Lifestyle Properties, Inc. (a)                     1,120               51
Equity One, Inc. (a)                                        730               17
Equity Residential (a)                                    4,925              196
Essex Property Trust, Inc. (a)                              556               60
Federal Realty Investment Trust (a)                       1,370              103
First Industrial Realty Trust, Inc. (a)                     730               28
Friedman, Billings, Ramsey Group, Inc., Class A (a)       7,940               39
General Growth Properties, Inc. (a)                       1,650               79
Glimcher Realty Trust (a)                                   725               15
Health Care Property Investors, Inc. (a)                  2,765               75
Health Care REIT, Inc. (a)                                  930               34
Healthcare Realty Trust, Inc. (a)                           835               19
Highwoods Properties, Inc. (a)                              835               27
Home Properties, Inc. (a)                                   720               33
Hospitality Properties Trust (a)                          2,655              102
Host Hotels & Resorts, Inc. (a)                           3,085               65
HRPT Properties Trust (a)                                 4,950               46
Impac Mortgage Holdings, Inc. (a)                         7,320               19
iStar Financial, Inc. (a)                                 2,370               86
Kimco Realty Corp. (a)                                    2,560               96
Liberty Property Trust (a)                                2,450               92

SCHWAB FUNDAMENTAL US LARGE COMPANY INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                     NUMBER OF          VALUE
SECURITY                                              SHARES         ($ X 1,000)
Mack-Cali Realty Corp. (a)                                1,450               56
Nationwide Health Properties, Inc. (a)                      835               20
Newcastle Investment Corp. (a)                              730               13
NovaStar Financial, Inc.                                  1,125               11
Pennsylvania Real Estate Investment Trust (a)               620               24
Plum Creek Timber Co., Inc. (a)                           3,495              136
Post Properties, Inc. (a)                                   725               32
Potlatch Corp. (a)                                          620               27
ProLogis (a)                                              2,960              169
Public Storage (a)                                        1,330               93
Rayonier, Inc. (a)                                        1,835               78
Realty Income Corp. (a)                                   3,340               78
Redwood Trust, Inc. (a)                                     725               21
Regency Centers Corp. (a)                                 1,720              112
Senior Housing Properties Trust (a)                         940               16
Simon Property Group, Inc. (a)                            1,130               98
SL Green Realty Corp. (a)                                   557               68
Strategic Hotels & Resorts, Inc. (a)                      1,755               37
The Macerich Co. (a)                                      1,470              108
Thornburg Mortgage, Inc. (a)                              2,985               76
UDR, Inc. (a)                                             1,450               34
Ventas, Inc. (a)                                          2,325               76
Vornado Realty Trust (a)                                  1,993              213
Weingarten Realty Investors (a)                             935               34
                                                                     -----------
                                                                           4,407
RETAILING 3.5%
--------------------------------------------------------------------------------
Abercrombie & Fitch Co., Class A (a)                      2,220              155
Advance Auto Parts, Inc. (a)                              2,045               71
Amazon.com, Inc. (a)*                                     2,550              200
American Eagle Outfitters, Inc. (a)                       3,435               83
AnnTaylor Stores Corp. (a)*                               3,430              108
Asbury Automotive Group, Inc. (a)                         2,145               48
AutoNation, Inc. (a)*                                    14,735              287
AutoZone, Inc. (a)*                                         823              104
Barnes & Noble, Inc. (a)                                  4,440              149
Bed Bath & Beyond, Inc. (a)*                              2,665               92
Best Buy Co., Inc. (a)                                    7,350              328
Big Lots, Inc. (a)*                                       2,665               69
Blockbuster, Inc., Class A (a)*                          38,875              167
Blockbuster, Inc., Class B (a)*                           8,125               32
Borders Group, Inc. (a)                                   4,460               73
CarMax, Inc. (a)*                                         4,340              104
Charming Shoppes, Inc. (a)*                               7,890               78
Circuit City Stores, Inc. (a)                             5,045               60
Dillard's, Inc., Class A (a)                              2,775               83
Dollar Tree Stores, Inc. (a)*                             3,745              143
eBay, Inc. (a)*                                           8,175              265
Expedia, Inc. (a)*                                        5,230              139
Family Dollar Stores, Inc. (a)                            2,975               88
Foot Locker, Inc. (a)                                     3,195               59
GameStop Corp., Class A (a)*                              2,040               82
Genuine Parts Co. (a)                                     4,600              219
Group 1 Automotive, Inc. (a)                              1,235               46
IAC/InterActiveCorp (a)*                                  5,545              159
J.C. Penney Co., Inc. (a)                                 4,900              333
Kohl's Corp. (a)*                                         4,195              255
Liberty Media Corp. - Interactive Class A (a)*           14,220              298
Limited Brands, Inc. (a)                                  8,320              201
Lowe's Cos., Inc. (a)                                    22,455              629
Macy's, Inc. (a)                                          8,720              315
Nordstrom, Inc. (a)                                       2,455              117
O'Reilly Automotive, Inc. (a)*                            2,430               81
Office Depot, Inc. (a)*                                   5,650              141
OfficeMax, Inc. (a)                                       1,855               61
Payless ShoeSource, Inc. (a)*                             3,640               97
Penske Automotive Group, Inc. (a)                         3,595               70
PetSmart, Inc. (a)                                        1,740               56
Pier 1 Imports, Inc. (a)*                                 4,235               28
RadioShack Corp. (a)                                      3,080               77
Rent-A-Center, Inc. (a)*                                  2,970               58
Ross Stores, Inc. (a)                                     4,645              134
Saks, Inc. (a)                                            4,235               78
Sally Beauty Holdings, Inc. (a)*                          3,525               28
Sears Holdings Corp. (a)*                                 3,421              468
Sonic Automotive, Inc., Class A (a)                       2,560               70
Staples, Inc. (a)                                         7,400              170
Target Corp. (a)                                         15,515              940
The Gap, Inc. (a)                                        16,575              285
The Home Depot, Inc. (a)                                 37,440            1,392
The Pep Boys - Manny, Moe & Jack (a)                      5,555               94
The Sherwin-Williams Co. (a)                              1,545              108
The Talbots, Inc. (a)                                     1,635               38
The TJX Cos., Inc. (a)                                    8,880              246
Tiffany & Co. (a)                                         1,835               89
Williams-Sonoma, Inc. (a)                                 1,545               48
Zale Corp. (a)*                                           1,345               29
                                                                     -----------
                                                                          10,525
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 1.7%
--------------------------------------------------------------------------------
Advanced Micro Devices, Inc. (a)*                        11,730              159
Altera Corp. (a)                                          3,750               87
Amkor Technology, Inc. (a)*                               1,980               24
Analog Devices, Inc. (a)                                  1,965               70
Applied Materials, Inc. (a)                              12,885              284
Atmel Corp. (a)*                                         15,690               85
Broadcom Corp., Class A (a)*                              3,745              123
Fairchild Semiconductor International, Inc. (a)*          4,660               85
Intel Corp. (a)                                          93,400            2,206
International Rectifier Corp. (a)*                        3,825              140
Intersil Corp., Class A (a)                               2,835               83
KLA-Tencor Corp. (a)                                      1,030               59
Lam Research Corp. (a)*                                   2,220              128
Linear Technology Corp. (a)                               1,655               59
LSI Corp. (a)*                                            7,440               54
Marvell Technology Group Ltd. (a)*                        5,630              101
Maxim Integrated Products, Inc. (a)                       2,465               78
Microchip Technology, Inc. (a)                            2,980              108

SCHWAB FUNDAMENTAL US LARGE COMPANY INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                     NUMBER OF          VALUE
SECURITY                                              SHARES         ($ X 1,000)
Micron Technology, Inc. (a)*                             13,875              165
National Semiconductor Corp. (a)                          2,250               58
Novellus Systems, Inc. (a)*                               3,140               90
NVIDIA Corp. (a)*                                         2,145               98
Spansion, Inc., Class A (a)*                              3,810               40
Teradyne, Inc. (a)*                                       4,550               71
Texas Instruments, Inc. (a)                              14,910              525
Xilinx, Inc. (a)                                          5,960              149
                                                                     -----------
                                                                           5,129
SOFTWARE & SERVICES 3.6%
--------------------------------------------------------------------------------
Accenture Ltd., Class A (a)                               9,495              400
Activision, Inc. (a)*                                     4,550               78
Adobe Systems, Inc. (a)*                                  1,940               78
Affiliated Computer Services, Inc., Class A (a)*          1,855              100
Alliance Data Systems Corp. (a)*                            720               55
Amdocs Ltd. (a)*                                          3,300              119
Automatic Data Processing, Inc. (a)                       7,150              332
BEA Systems, Inc. (a)*                                   10,385              129
BMC Software, Inc. (a)*                                   3,040               87
Broadridge Financial Solutions, Inc. (a)                  3,737               66
CA, Inc. (a)                                              4,005              100
Cadence Design Systems, Inc. (a)*                         2,575               55
Ceridian Corp. (a)*                                       1,135               39
CheckFree Corp. (a)*                                      2,520               93
Citrix Systems, Inc. (a)*                                 2,630               95
Computer Sciences Corp. (a)*                              7,245              403
Compuware Corp. (a)*                                      3,120               29
Convergys Corp. (a)*                                      1,765               34
DST Systems, Inc. (a)*                                    1,120               85
Electronic Arts, Inc. (a)*                                1,650               80
Electronic Data Systems Corp. (a)                        17,890              483
Fidelity National Information Services, Inc. (a)          5,820              289
First Data Corp. (a)                                     13,485              429
Fiserv, Inc. (a)*                                         2,350              116
Google, Inc., Class A (a)*                                  502              256
Hewitt Associates, Inc., Class A (a)*                     1,350               40
Intuit, Inc. (a)*                                         3,655              105
Iron Mountain, Inc. (a)*                                  4,955              133
MasterCard, Inc., Class A (a)                               618               99
McAfee, Inc. (a)*                                         3,935              141
Microsoft Corp. (a)                                     167,565            4,858
MoneyGram International, Inc. (a)                         2,625               67
Novell, Inc. (a)*                                         4,235               28
Oracle Corp. (a)*                                        36,180              692
Paychex, Inc. (a)                                         2,760              114
Perot Systems Corp., Class A (a)*                         4,455               68
Symantec Corp. (a)*                                       5,545              106
Synopsys, Inc. (a)*                                       2,540               62
Total System Services, Inc. (a)                           2,530               71
Unisys Corp. (a)*                                         9,460               77
VeriSign, Inc. (a)*                                       1,760               52
Western Union Co. (a)                                     3,510               70
Yahoo!, Inc. (a)*                                         5,755              134
                                                                     -----------
                                                                          10,947
TECHNOLOGY HARDWARE & EQUIPMENT 4.6%
--------------------------------------------------------------------------------
Agilent Technologies, Inc. (a)*                           4,805              183
Andrew Corp. (a)*                                         2,705               38
Anixter International, Inc. (a)*                            620               51
Apple, Inc. (a)*                                          3,065              404
Arrow Electronics, Inc. (a)*                              3,595              137
Avaya, Inc. (a)*                                          7,500              124
Avnet, Inc. (a)*                                          2,780              105
AVX Corp. (a)                                             8,980              144
Benchmark Electronics, Inc. (a)*                          1,040               23
CDW Corp. (a)*                                            1,830              154
Cisco Systems, Inc. (a)*                                 40,865            1,181
Corning, Inc. (a)*                                        7,960              190
Dell, Inc. (a)*                                          33,350              933
Diebold, Inc. (a)                                           830               42
EMC Corp. (a)*                                           24,270              449
Flextronics International Ltd. (a)*                      15,725              176
Gateway, Inc. (a)*                                       15,230               22
Harris Corp. (a)                                          2,725              149
Hewlett-Packard Co. (a)                                  42,605            1,961
Ingram Micro, Inc., Class A (a)*                         17,765              356
Insight Enterprises, Inc. (a)*                            4,205               95
International Business Machines Corp. (a)                26,395            2,921
Jabil Circuit, Inc. (a)                                   3,095               70
JDS Uniphase Corp. (a)*                                   5,860               84
Juniper Networks, Inc. (a)*                               8,170              245
Lexmark International, Inc., Class A (a)*                 1,545               61
Mettler-Toledo International, Inc. (a)*                   1,300              124
Molex, Inc. (a)                                           2,930               83
Molex, Inc., Class A (a)                                  2,930               78
Motorola, Inc. (a)                                       38,100              647
NCR Corp. (a)*                                            2,365              123
Network Appliance, Inc. (a)*                              4,230              120
QUALCOMM, Inc. (a)                                        8,585              358
SanDisk Corp. (a)*                                        1,445               77
Sanmina-SCI Corp. (a)*                                   37,295              103
Seagate Technology (a)                                    6,535              154
Solectron Corp. (a)*                                     51,690              194
Sun Microsystems, Inc. (a)*                              52,515              268
SYNNEX Corp. (a)*                                         2,770               56
Tech Data Corp. (a)*                                      6,540              245
Tellabs, Inc. (a)*                                        5,260               60
Tyco Electronics Ltd. *                                   9,935              356
UTStarcom, Inc. (a)*                                     14,205               46
Vishay Intertechnology, Inc. (a)*                         4,640               72
Western Digital Corp. (a)*                                5,560              119
Xerox Corp. (a)*                                         20,030              350
                                                                     -----------
                                                                          13,931
TELECOMMUNICATION SERVICES 4.3%
--------------------------------------------------------------------------------
ALLTEL Corp. (a)                                          8,500              560
American Tower Corp., Class A (a)*                        2,665              111

SCHWAB FUNDAMENTAL US LARGE COMPANY INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                     NUMBER OF          VALUE
SECURITY                                              SHARES         ($ X 1,000)
AT&T, Inc. (a)                                           97,515            3,819
CenturyTel, Inc. (a)                                      2,765              127
Cincinnati Bell, Inc. (a)*                               22,995              119
Citizens Communications Co. (a)                          13,060              188
Crown Castle International Corp. (a)*                     2,685               97
Embarq Corp. (a)                                          6,940              429
Level 3 Communications, Inc. (a)*                        15,300               80
NII Holdings, Inc. (a)*                                   1,370              115
Qwest Communications International, Inc. (a)*            34,580              295
Sprint Nextel Corp. (a)                                  76,640            1,573
Telephone & Data Systems, Inc., Special Shares (a)        2,330              142
Telephone & Data Systems, Inc. (a)                          825               55
United States Cellular Corp. (a)*                         2,135              207
Verizon Communications, Inc. (a)                        118,670            5,058
                                                                     -----------
                                                                          12,975
TRANSPORTATION 2.0%
--------------------------------------------------------------------------------
Alaska Air Group, Inc. (a)*                               2,725               64
Alexander & Baldwin, Inc. (a)                               820               44
AMERCO (a)*                                               2,420              155
AMR Corp. (a)*                                            5,720              141
Avis Budget Group, Inc. (a)*                             24,690              634
Burlington Northern Santa Fe Corp. (a)                    6,820              560
C.H. Robinson Worldwide, Inc. (a)                         2,180              106
Con-way, Inc. (a)                                         1,030               51
Continental Airlines, Inc., Class B (a)*                  2,670               84
CSX Corp. (a)                                             8,370              397
Dollar Thrifty Automotive Group, Inc. (a)*                3,225              119
Expeditors International of Washington, Inc. (a)          2,125               95
FedEx Corp. (a)                                           4,462              494
J.B. Hunt Transport Services, Inc. (a)                    5,745              160
Kansas City Southern (a)*                                 2,830               98
Laidlaw International, Inc. (a)                           1,250               43
Norfolk Southern Corp. (a)                                7,850              422
Ryder System, Inc. (a)                                    2,055              112
Southwest Airlines Co. (a)                               11,075              173
Union Pacific Corp. (a)                                   5,558              662
United Parcel Service, Inc., Class B (a)                 19,180            1,452
Werner Enterprises, Inc. (a)                              3,940               77
YRC Worldwide, Inc. (a)*                                  1,655               53
                                                                     -----------
                                                                           6,196
UTILITIES 6.4%
--------------------------------------------------------------------------------
AGL Resources, Inc. (a)                                   2,140               81
Allegheny Energy, Inc. (a)*                               3,555              186
ALLETE, Inc. (a)                                          3,330              146
Alliant Energy Corp. (a)                                  3,475              128
Ameren Corp. (a)                                          6,350              305
American Electric Power Co., Inc. (a)                    19,355              842
Aqua America, Inc. (a)                                    3,840               84
Aquila, Inc. (a)*                                        23,635               89
Atmos Energy Corp. (a)                                    3,860              108
Avista Corp. (a)                                          4,250               84
Black Hills Corp. (a)                                     2,825              105
CenterPoint Energy, Inc. (a)                             17,210              284
Cleco Corp. (a)                                           3,635               86
CMS Energy Corp. (a)                                     14,210              230
Consolidated Edison, Inc. (a)                            10,205              446
Constellation Energy Group (a)                            3,580              300
Dominion Resources, Inc. (a)                              9,795              825
DPL, Inc. (a)                                             4,020              107
DTE Energy Co. (a)                                        7,665              356
Duke Energy Corp. (a)                                    34,025              579
Dynegy, Inc., Class A (a)*                               25,840              230
Edison International (a)                                  9,490              502
Energen Corp. (a)                                         2,120              112
Energy East Corp. (a)                                     8,150              206
Entergy Corp. (a)                                         4,417              442
Equitable Resources, Inc. (a)                             2,180              103
Exelon Corp. (a)                                         12,355              867
FirstEnergy Corp. (a)                                     9,390              570
FPL Group, Inc. (a)                                       9,780              565
Great Plains Energy, Inc. (a)                             2,970               83
Hawaiian Electric Industries, Inc. (a)                    2,770               63
IDACORP, Inc. (a)                                         1,240               38
Integrys Energy Group, Inc. (a)                           1,335               66
KeySpan Corp. (a)                                         5,955              247
MDU Resources Group, Inc. (a)                             3,180               87
Mirant Corp. (a)*                                         5,345              202
National Fuel Gas Co. (a)                                 1,445               63
New Jersey Resources Corp. (a)                              720               34
Nicor, Inc. (a)                                           1,840               73
NiSource, Inc. (a)                                       11,175              213
Northeast Utilities (a)                                   8,015              219
NorthWestern Corp. (a)                                    2,725               74
NRG Energy, Inc. (a)*                                     1,960               76
NSTAR (a)                                                 2,680               84
OGE Energy Corp. (a)                                      2,365               78
ONEOK, Inc. (a)                                           3,270              166
Pepco Holdings, Inc. (a)                                 10,065              273
PG&E Corp. (a)                                           10,315              442
Piedmont Natural Gas Co., Inc. (a)                        3,550               82
Pinnacle West Capital Corp. (a)                           2,885              108
PNM Resources, Inc. (a)                                   2,245               58
Portland General Electric Co. (a)                         3,145               85
PPL Corp. (a)                                             8,855              417
Progress Energy, Inc. (a)                                10,925              477
Public Service Enterprise Group, Inc. (a)                 7,040              607
Puget Energy, Inc. (a)                                    3,600               83
Questar Corp. (a)                                         1,650               85
Reliant Energy, Inc. (a)*                               100,320            2,576
SCANA Corp. (a)                                           3,685              138
Sempra Energy (a)                                         5,615              296
Sierra Pacific Resources (a)*                             3,700               59
Southern Co. (a)                                         22,095              743
Southern Union Co. (a)                                    1,750               54

SCHWAB FUNDAMENTAL US LARGE COMPANY INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                     NUMBER OF          VALUE
SECURITY                                              SHARES         ($ X 1,000)
Southwest Gas Corp. (a)                                   2,425               75
TECO Energy, Inc. (a)                                     7,885              127
The AES Corp. (a)*                                       12,770              251
TXU Corp. (a)                                             7,345              479
UGI Corp. (a)                                             4,120              106
UIL Holdings Corp. (a)                                      725               21
Unisource Energy Corp. (a)                                2,625               80
Vectren Corp. (a)                                         2,165               54
Westar Energy, Inc. (a)                                   2,370               55
WGL Holdings, Inc. (a)                                    1,245               37
Wisconsin Energy Corp. (a)                                3,270              140
Xcel Energy, Inc. (a)                                    17,580              357
                                                                     -----------
                                                                          19,199
                                                                     -----------
TOTAL COMMON STOCK
(COST $315,880)                                                          301,470
                                                                     -----------

FOREIGN COMMON STOCK 0.1% OF NET ASSETS

CANADA 0.0%
--------------------------------------------------------------------------------
CONSUMER SERVICES 0.0%
Tim Hortons, Inc. (a)                                     2,230               69

CAYMAN ISLANDS 0.1%
--------------------------------------------------------------------------------
ENERGY 0.1%
GlobalSantaFe Corp. (a)                                   1,545              111

ISRAEL 0.0%
--------------------------------------------------------------------------------
SOFTWARE & SERVICES 0.0%
Check Point Software Technologies Ltd. (a)*               2,355               57

UNITED KINGDOM 0.0%
--------------------------------------------------------------------------------
INSURANCE 0.0%
Willis Group Holdings Ltd. (a)                            1,945               79
                                                                     -----------
TOTAL FOREIGN COMMON STOCK
(COST $316)                                                                  316
                                                                     -----------

SECURITY                                            FACE AMOUNT        VALUE
  RATE, MATURITY DATE                               ($ X 1,000)      ($ X 1,000)

SHORT-TERM INVESTMENTS 1.2% OF NET ASSETS

REPURCHASE AGREEMENT 1.1%
--------------------------------------------------------------------------------
Fixed Income Clearing Corp. dated 07/31/07, due
  08/01/07 at 5.00%, with a maturity value of
  $3,283 (fully collateralized by Freddie Mac with
  a value of $3,372.)                                     3,283            3,283

U.S. TREASURY OBLIGATIONS 0.1%
--------------------------------------------------------------------------------
U.S. Treasury Bill
  4.75%, 09/20/07                                            50               50
  4.84%, 09/20/07                                           115              114
  4.87%, 09/20/07                                            75               74
  4.91%, 09/20/07                                           165              164
                                                                     -----------
                                                                             402
                                                                     -----------
TOTAL SHORT-TERM INVESTMENTS
(COST $3,685)                                                              3,685
                                                                     -----------

END OF INVESTMENTS.

At 07/31/07, the tax basis cost of the fund's investments was $319,881, and the unrealized appreciation and depreciation were $2,723 and ($17,133), respectively, with a net depreciation of ($14,410.)

In addition to the above, the fund held the following at 07/31/07. All numbers are x1,000 except number of futures contracts.

                                         NUMBER OF      CONTRACT      UNREALIZED
                                         CONTRACTS        VALUE         GAINS
FUTURES CONTRACT

S & P 500 Index, e-mini, Long,
expires 09/21/07                                 5           365              --

* Non-income producing security.
(a) All or a portion of this security is held as collateral for open futures contracts.
(b) Issuer is affiliated with the fund's adviser.

SCHWAB CAPITAL TRUST
SCHWAB FUNDAMENTAL US SMALL-MID COMPANY INDEX FUND(TM)

PORTFOLIO HOLDINGS As of July 31, 2007, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                       COST             VALUE
HOLDINGS BY CATEGORY                                ($ X 1,000)      ($ X 1,000)
--------------------------------------------------------------------------------
 98.8%   COMMON STOCK                                    59,730          56,609
  2.7%   FOREIGN COMMON STOCK                             1,557           1,547
  4.5%   SHORT-TERM INVESTMENTS                           2,574           2,574
--------------------------------------------------------------------------------
106.0%   TOTAL INVESTMENTS                               63,861          60,730
 (6.0)%  OTHER ASSETS AND
         LIABILITIES                                                     (3,456)
--------------------------------------------------------------------------------
100.0%   NET ASSETS                                                      57,274

                                                     NUMBER OF          VALUE
SECURITY                                              SHARES         ($ X 1,000)
COMMON STOCK 98.8% OF NET ASSETS

AUTOMOBILES & COMPONENTS 1.0%
--------------------------------------------------------------------------------
Aftermarket Technology Corp. *                            1,485               45
Drew Industries, Inc. *                                     915               32
Fleetwood Enterprises, Inc. *                             7,315               69
Gentex Corp.                                              5,070              100
Modine Manufacturing Co.                                  3,215               82
Monaco Coach Corp.                                        3,235               45
Sauer-Danfoss, Inc.                                       1,940               53
Superior Industries International, Inc.                   2,660               49
Thor Industries, Inc.                                     2,110               87
Winnebago Industries, Inc.                                1,365               37
                                                                     -----------
                                                                             599
BANKS 8.5%
--------------------------------------------------------------------------------
1st Source Corp.                                          1,240               25
Accredited Home Lenders Holding Co. *                     2,050               21
Alabama National Bancorp                                    580               31
AMCORE Financial, Inc.                                    1,260               30
Anchor BanCorp Wisconsin, Inc.                            1,145               26
Arrow Financial Corp.                                       895               18
BancFirst Corp.                                             975               39
Bank Mutual Corp.                                         2,460               26
Bank of Granite Corp.                                     1,000               14
Bank of the Ozarks, Inc.                                    860               24
BankUnited Financial Corp., Class A                       1,360               23
Banner Corp.                                                560               17
Boston Private Financial Holdings, Inc.                   1,340               34
Brookline Bancorp, Inc.                                   4,110               42
Cadence Financial Corp.                                     890               16
Camden National Corp.                                       745               27
Capital City Bank Group, Inc.                               995               30
Capitol Bancorp Ltd.                                        480               11
Capitol Federal Financial                                 2,280               75
Cascade Bancorp                                             555               12
Cathay General Bancorp                                    1,500               46
Centennial Bank Holdings, Inc. *                          2,230               15
Central Pacific Financial Corp.                           1,245               35
Chemical Financial Corp.                                  2,030               44
Chittenden Corp.                                          2,785               93
Citizens Banking Corp.                                    3,400               55
City Bank                                                   580               14
City Holding Co.                                            990               33
CoBiz, Inc.                                               1,275               20
Columbia Banking System, Inc.                               755               19
Community Bank System, Inc.                               2,450               44
Community Banks, Inc.                                     1,645               43
Community Trust Bancorp, Inc.                               695               20
Corus Bankshares, Inc.                                    3,525               57
CVB Financial Corp.                                       2,780               27
Dime Community Bancshares                                 3,050               34
East West Bancorp, Inc.                                   1,765               65
F.N.B. Corp.                                              4,535               68
Farmers Capital Bank Corp.                                  570               17
Federal Agricultural Mortgage Corp., Class C              1,100               31
Financial Institutions, Inc.                              1,395               26
First BanCorp                                               905               16
First BanCorp Puert Rico                                  6,730               62
First Busey Corp.                                           715               14
First Charter Corp.                                       1,625               30
First Citizens BancShares, Inc., Class A                    458               82
First Commonwealth Financial Corp.                        4,490               43
First Community Bancorp                                     580               29
First Community Bancshares, Inc.                            775               21
First Financial Bancorp                                   3,990               49
First Financial Bankshares, Inc.                            705               26
First Financial Corp.                                     1,000               24
First Financial Holdings, Inc.                              985               27
First Indiana Corp.                                         825               26
First Merchants Corp.                                     1,465               30
First Midwest Bancorp, Inc.                               1,855               61
First Niagara Financial Group, Inc.                       5,855               75
First Republic Bank                                         585               32
FirstFed Financial Corp. *                                1,315               59
Flagstar Bancorp, Inc.                                    6,325               68
Flushing Financial Corp.                                    635                9
Frontier Financial Corp.                                  1,355               29
Glacier Bancorp, Inc.                                     1,280               24
Great Southern Bancorp, Inc.                                870               22
Greater Bay Bancorp                                       3,475               93
Hancock Holding Co.                                       1,330               47
Hanmi Financial Corp.                                     2,170               31
Harleysville National Corp.                               2,525               37
IBERIABANK Corp.                                            250               11
Independent Bank Corp., Massachusetts                       895               24

SCHWAB FUNDAMENTAL US SMALL-MID COMPANY INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                     NUMBER OF          VALUE
SECURITY                                              SHARES         ($ X 1,000)
Independent Bank Corp., Michigan                          2,260               27
Integra Bank Corp.                                        1,445               26
International Bancshares Corp.                            4,012               88
Investors Bancorp, Inc. *                                 1,865               22
Irwin Financial Corp.                                     3,175               37
Kearny Financial Corp.                                    2,735               33
KNBT Bancorp, Inc.                                          950               13
Lakeland Bancorp, Inc.                                    1,845               21
MAF Bancorp, Inc.                                         1,610               85
MB Financial, Inc.                                        1,345               43
Midwest Banc Holdings, Inc.                                 620                9
Municipal Mortgage & Equity LLC                           2,970               66
Nara Bancorp, Inc.                                        1,280               19
National Penn Bancshares, Inc.                            3,510               52
NBT Bancorp, Inc.                                         2,155               39
NetBank, Inc. *                                          10,295                3
New York Community Bancorp, Inc.                             85                1
NewAlliance Bancshares, Inc.                              2,975               40
Northwest Bancorp, Inc.                                   1,280               34
OceanFirst Financial Corp.                                  615                9
Ocwen Financial Corp. *                                   2,705               29
Old National Bancorp                                      6,125               88
Old Second Bancorp, Inc.                                    775               21
Omega Financial Corp.                                     1,010               24
Oriental Financial Group, Inc.                            3,155               28
Pacific Capital Bancorp                                   2,070               43
Park National Corp.                                       1,210               96
Partners Trust Financial Group, Inc.                      2,290               27
Peapack-Gladstone Financial Corp.                           845               22
Peoples Bancorp, Inc.                                     1,475               33
PFF Bancorp, Inc.                                           720               12
Pinnacle Financial Partners, Inc. *                         700               17
PrivateBancorp, Inc.                                        255                7
Prosperity Bancshares, Inc.                                 600               17
Provident Bankshares Corp.                                1,830               53
Provident Financial Services, Inc.                        2,590               37
Provident New York Bancorp                                1,585               22
Renasant Corp.                                            1,100               21
S&T Bancorp, Inc.                                         1,590               49
S.Y. Bancorp, Inc.                                          965               23
Sandy Spring Bancorp, Inc.                                  595               16
Santander BanCorp                                         3,160               37
Seacoast Banking Corp. of Florida                           590                9
Signature Bank *                                            590               18
Simmons First National Corp., Class A                     1,100               25
Sterling Bancorp                                            745               11
Sterling Bancshares, Inc.                                 2,725               28
Sterling Financial Corp.                                  2,370               40
Sterling Financial Corp., Washington                      1,240               28
Suffolk Bancorp                                             765               22
Sun Bancorp, Inc. *                                       1,046               16
Susquehanna Bancshares, Inc.                              4,105               71
SVB Financial Group *                                     1,135               60
Texas Capital Bancshares, Inc. *                            900               18
TierOne Corp.                                             1,185               28
Tompkins Trustco, Inc.                                      765               24
Triad Guaranty, Inc. *                                      705               19
TrustCo Bank Corp. NY                                     5,670               53
U.S.B. Holding Co., Inc.                                  1,025               25
UCBH Holdings, Inc.                                       2,400               39
UMB Financial Corp.                                       1,805               67
Umpqua Holdings Corp.                                     1,590               30
United Bankshares, Inc.                                   2,595               72
United Community Banks, Inc.                              1,235               29
United Community Financial Corp.                          4,080               29
W Holding Co., Inc.                                      12,980               29
Washington Trust Bancorp, Inc.                              585               14
Wauwatosa Holdings, Inc. *                                1,300               20
WesBanco, Inc.                                            1,170               26
West Coast Bancorp                                          765               20
Westamerica Bancorp                                       1,570               64
Western Alliance Bancorp *                                  965               25
Wilshire Bancorp, Inc.                                      265                3
Wintrust Financial Corp.                                    700               28
WSFS Financial Corp.                                        235               13
                                                                     -----------
                                                                           4,840
CAPITAL GOODS 11.5%
--------------------------------------------------------------------------------
A.O. Smith Corp.                                          2,560              124
A.S.V., Inc. *                                              605                9
AAON, Inc.                                                  755               23
AAR Corp. *                                               1,240               37
Accuride Corp. *                                          3,960               56
Actuant Corp., Class A                                    1,010               62
Albany International Corp., Class A                       1,930               72
American Railcar Industries, Inc.                           750               26
American Science & Engineering, Inc. *                      530               29
American Woodmark Corp.                                     895               27
Ameron International Corp.                                  460               45
AMETEK, Inc.                                              2,815              110
Apogee Enterprises, Inc.                                  1,595               41
Applied Industrial Technologies, Inc.                     3,020               86
Argon ST, Inc. *                                            965               20
Armor Holdings, Inc. *                                    1,335              117
Astec Industries, Inc. *                                    590               31
Baldor Electric Co.                                       1,470               67
Barnes Group, Inc.                                        2,725               85
BE Aerospace, Inc. *                                      2,545              103
Beacon Roofing Supply, Inc. *                             1,530               23
Belden CDT, Inc.                                          1,260               69
Blount International, Inc. *                              2,205               25
Bucyrus International, Inc., Class A                        755               48
Cascade Corp.                                               755               51
Ceradyne, Inc. *                                            750               56
CIRCOR International, Inc.                                1,090               43
CLARCOR, Inc.                                             2,225               77
Cubic Corp.                                               1,390               38
Curtiss-Wright Corp.                                      2,005               87
Donaldson Co., Inc.                                       2,375               86
DRS Technologies, Inc.                                    1,360               71

SCHWAB FUNDAMENTAL US SMALL-MID COMPANY INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                     NUMBER OF          VALUE
SECURITY                                              SHARES         ($ X 1,000)
DynCorp International, Inc., Class A *                    3,785               81
EDO Corp.                                                 1,235               41
Electro Rent Corp.                                        2,105               29
Encore Wire Corp.                                         1,240               38
Energy Conversion Devices, Inc. *                           530               16
EnerSys *                                                 4,975               90
EnPro Industries, Inc. *                                  1,690               67
ESCO Technologies, Inc. *                                   600               22
Esterline Technologies Corp. *                            1,570               73
Evergreen Solar, Inc. *                                   1,905               16
Fastenal Co.                                              2,320              105
Federal Signal Corp.                                      5,100               69
Franklin Electric Co., Inc.                                 480               22
FreightCar America, Inc.                                    735               35
Gardner Denver, Inc. *                                    1,695               71
GenCorp, Inc. *                                           1,750               21
General Cable Corp. *                                     1,355              108
Gibraltar Industries, Inc.                                2,455               47
Goodman Global, Inc. *                                    5,320              128
Graco, Inc.                                               1,740               71
GrafTech International Ltd. *                             4,610               71
Granite Construction, Inc.                                1,695              110
Griffon Corp. *                                           2,365               42
H&E Equipment Services, Inc. *                            1,120               30
HEICO Corp.                                                 200                8
HEICO Corp., Class A                                        245                8
Hexcel Corp. *                                            3,105               68
IDEX Corp.                                                2,142               78
II-VI, Inc. *                                               765               19
Infrasource Services, Inc. *                              1,600               55
Insituform Technologies, Inc., Class A *                  1,275               21
Interline Brands, Inc. *                                  2,560               59
Ionatron, Inc. *                                          4,100               13
Joy Global, Inc.                                          1,805               89
Kaman Corp.                                               1,720               58
Kaydon Corp.                                                815               43
Lawson Products, Inc.                                       580               20
Lincoln Electric Holdings, Inc.                           1,580              114
Lindsay Corp.                                               240               10
McDermott International, Inc. *                           1,545              128
Medis Technologies Ltd. *                                   200                3
Moog, Inc., Class A *                                     1,615               69
MSC Industrial Direct Co., Class A                        1,725               87
MTC Technologies, Inc. *                                    585               13
NCI Building Systems, Inc. *                              1,245               60
Nordson Corp.                                             1,355               62
Orbital Sciences Corp. *                                  1,855               39
Perini Corp. *                                            1,680              103
Powell Industries, Inc. *                                   270                9
Power-One, Inc. *                                         2,250                9
Raven Industries, Inc.                                      465               16
Regal-Beloit Corp.                                        1,365               69
Robbins & Myers, Inc.                                     1,000               53
Roper Industries, Inc.                                    2,120              127
Simpson Manufacturing Co., Inc.                           1,885               64
Standex International Corp.                               1,450               34
Superior Essex, Inc. *                                    1,945               68
TAL International Group, Inc.                             2,890               76
Taser International, Inc. *                               1,530               23
Teledyne Technologies, Inc. *                             1,570               70
Tennant Co.                                               1,010               39
The Genlyte Group, Inc. *                                   935               65
The Gorman-Rupp Co.                                         770               22
The Greenbrier Cos., Inc.                                 1,120               37
The Manitowoc Co., Inc.                                   1,565              122
The Middleby Corp. *                                        248               15
The Toro Co.                                              1,570               88
Thomas & Betts Corp. *                                    1,825              113
TransDigm Group, Inc. *                                   4,380              180
Tredegar Corp.                                            2,175               40
Trex Co., Inc. *                                            500                8
Triumph Group, Inc.                                       1,230               94
UAP Holding Corp.                                         2,970               81
United Industrial Corp.                                     240               15
Universal Forest Products, Inc.                           1,570               62
Valmont Industries, Inc.                                    710               54
Vicor Corp.                                               1,375               17
Wabash National Corp.                                     1,645               21
Wabtec Corp.                                              1,360               56
Walter Industries, Inc.                                   3,295               82
Watsco, Inc.                                              1,345               67
Watts Water Technologies, Inc., Class A                   1,975               69
Williams Scotsman International, Inc. *                   1,835               50
Woodward Governor Co.                                     1,450               84
Xerium Technologies, Inc.                                 4,455               27
                                                                     -----------
                                                                           6,600

COMMERCIAL SERVICES & SUPPLIES 4.3%
--------------------------------------------------------------------------------
ABM Industries, Inc.                                      3,310               83
Administaff, Inc.                                         1,260               41
American Reprographics Co. *                              1,710               43
Bowne & Co., Inc.                                         3,350               58
Brady Corp., Class A                                      1,815               64
CBIZ, Inc. *                                              4,895               33
CDI Corp.                                                 1,820               51
Cenveo, Inc. *                                            3,675               77
Clean Harbors, Inc. *                                       765               37
Consolidated Graphics, Inc. *                             1,280               84
Copart, Inc. *                                            2,465               69
CoStar Group, Inc. *                                        640               33
Covanta Holding Corp. *                                   3,515               80
CRA International, Inc. *                                   445               21
Diamond Management & Technology Consultants, Inc.         1,500               16
Ennis, Inc.                                               1,240               25
Equifax, Inc.                                               210                8
FTI Consulting, Inc. *                                    1,365               56
G&K Services, Inc., Class A                               1,450               54
Healthcare Services Group, Inc.                             580               16
Heidrick & Struggles International, Inc. *                  870               47
Herman Miller, Inc.                                       1,730               53
Hudson Highland Group, Inc. *                             2,685               44

SCHWAB FUNDAMENTAL US SMALL-MID COMPANY INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                     NUMBER OF          VALUE
SECURITY                                              SHARES         ($ X 1,000)
Huron Consulting Group, Inc. *                              130                9
IHS, Inc., Class A *                                      1,110               53
Innerworkings, Inc. *                                       200                3
Interface, Inc., Class A                                  2,725               50
Kenexa Corp. *                                              535               19
Knoll, Inc.                                               4,500               89
Korn/Ferry International *                                1,265               30
Labor Ready, Inc. *                                       2,730               64
LECG Corp. *                                              1,155               16
McGrath Rentcorp                                          1,225               37
Mine Safety Appliances Co.                                1,485               68
Mobile Mini, Inc. *                                       1,125               32
Navigant Consulting, Inc. *                               1,325               21
Pike Electric Corp. *                                     2,020               40
Resources Connection, Inc. *                                900               29
Rollins, Inc.                                             1,510               36
Schawk, Inc.                                              1,860               36
School Specialty, Inc. *                                  1,500               52
Spherion Corp. *                                          9,590               85
Stericycle, Inc. *                                        1,390               67
TeleTech Holdings, Inc. *                                 1,830               54
Tetra Tech, Inc. *                                        2,755               58
The Advisory Board Co. *                                    330               17
The Corporate Executive Board Co.                           450               30
The Geo Group, Inc. *                                     1,590               44
The Standard Register Co.                                 4,650               62
Viad Corp.                                                2,465               89
Volt Information Sciences, Inc. *                         2,150               33
Waste Connections, Inc. *                                 2,730               85
Watson Wyatt Worldwide, Inc., Class A                       995               44
                                                                     -----------
                                                                           2,445
CONSUMER DURABLES & APPAREL 3.8%
--------------------------------------------------------------------------------
Arctic Cat, Inc.                                          2,400               44
Avatar Holdings, Inc. *                                     745               48
Blyth, Inc.                                               4,090               91
Brookfield Homes Corp.                                    2,195               47
Callaway Golf Co.                                         4,455               72
Carter's, Inc. *                                          2,025               43
Champion Enterprises, Inc. *                              5,805               68
Columbia Sportswear Co.                                   1,580               99
Crocs, Inc. *                                               460               27
CSS Industries, Inc.                                        895               32
Deckers Outdoor Corp. *                                     230               24
Ethan Allen Interiors, Inc.                               2,485               85
Fossil, Inc. *                                            2,805               72
Iconix Brand Group, Inc. *                                  900               18
JAKKS Pacific, Inc. *                                     2,025               48
Jarden Corp. *                                            2,310               84
K-Swiss, Inc., Class A                                    1,030               23
K2, Inc. *                                                4,180               61
Kenneth Cole Productions, Inc., Class A                   1,140               24
Kimball International, Inc., Class B                      2,625               34
Leapfrog Enterprises, Inc. *                              4,635               42
Levitt Corp., Class A                                     1,130                9
M/I Homes, Inc.                                           1,940               48
Marine Products Corp.                                     3,180               28
National Presto Industries, Inc.                            445               25
Nautilus, Inc.                                            1,875               18
Oakley, Inc.                                              2,455               69
Oxford Industries, Inc.                                   1,010               41
Palm Harbor Homes, Inc. *                                 2,200               30
Phillips-Van Heusen Corp.                                 1,570               82
Pool Corp.                                                1,780               60
Quiksilver, Inc. *                                        6,250               80
RC2 Corp. *                                               1,320               47
Russ Berrie & Co., Inc. *                                 5,355               82
Sealy Corp.                                               2,030               31
Skechers U.S.A., Inc., Class A *                          1,785               37
Skyline Corp.                                               485               14
Smith & Wesson Holding Corp. *                              200                4
Steven Madden Ltd.                                          575               16
Tarragon Corp. *                                          1,360                6
Tempur-Pedic International, Inc.                          2,615               81
The Stride Rite Corp.                                     1,960               40
The Warnaco Group, Inc. *                                 3,060              111
TOUSA, Inc.                                               8,480               24
Under Armour, Inc., Class A *                               235               14
UniFirst Corp.                                            1,225               46
Volcom, Inc. *                                              235                8
Wolverine World Wide, Inc.                                1,750               47
                                                                     -----------
                                                                           2,184
CONSUMER SERVICES 4.8%
--------------------------------------------------------------------------------
AFC Enterprises, Inc. *                                   4,800               75
Ambassadors Groups, Inc.                                    880               34
Ameristar Casinos, Inc.                                   2,335               74
Applebee's International, Inc.                            2,695               66
Bally Technologies, Inc. *                                2,025               50
BJ's Restaurants, Inc. *                                    560               11
Bluegreen Corp. *                                         2,970               25
Bob Evans Farms, Inc.                                     2,565               83
Bright Horizons Family Solutions, Inc. *                    595               23
California Pizza Kitchen, Inc. *                            900               17
CEC Entertainment, Inc. *                                 1,480               44
Chipotle Mexican Grill, Inc., Class A *                     460               41
Choice Hotels International, Inc.                         1,090               39
Churchill Downs, Inc.                                       595               28
CKE Restaurants, Inc.                                     3,165               55
Coinstar, Inc. *                                          1,325               41
Corinthian Colleges, Inc. *                               3,365               45
DeVry, Inc.                                               2,585               84
Domino's Pizza, Inc.                                      3,315               63
Gaylord Entertainment Co. *                               1,340               67
IHOP Corp.                                                  790               52
International Speedway Corp., Class A                     1,690               81
Isle of Capri Casinos, Inc. *                             2,975               64
ITT Educational Services, Inc. *                            555               59
Jackson Hewitt Tax Service, Inc.                            705               19
Krispy Kreme Doughnuts, Inc. *                            4,275               29
Landry's Restaurants, Inc.                                1,940               51
Life Time Fitness, Inc. *                                   585               30
Matthews International Corp., Class A                     1,115               43

SCHWAB FUNDAMENTAL US SMALL-MID COMPANY INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                     NUMBER OF          VALUE
SECURITY                                              SHARES         ($ X 1,000)
MTR Gaming Group, Inc. *                                  2,105               27
Multimedia Games, Inc. *                                  3,280               34
O'Charley's, Inc.                                         1,975               35
P.F. Chang's China Bistro, Inc. *                           605               20
Panera Bread Co., Class A *                                 475               19
Papa John's International, Inc. *                         1,610               44
Penn National Gaming, Inc. *                              1,740              100
Pinnacle Entertainment, Inc. *                            1,585               42
Pre-Paid Legal Services, Inc. *                             760               40
RARE Hospitality International, Inc. *                    1,415               38
Red Robin Gourmet Burgers, Inc. *                         1,080               42
Regis Corp.                                               2,575               90
Ruby Tuesday, Inc.                                        1,970               44
Scientific Games Corp., Class A *                         1,630               56
Shuffle Master, Inc. *                                      260                4
Sonic Corp. *                                             2,200               45
Sotheby's                                                 1,000               43
Speedway Motorsports, Inc.                                1,715               63
Steiner Leisure Ltd. *                                      760               32
Stewart Enterprises, Inc., Class A                        7,260               51
Strayer Education, Inc.                                     147               22
Texas Roadhouse, Inc., Class A *                          2,710               32
The Cheesecake Factory, Inc. *                            1,635               40
The Marcus Corp.                                          1,630               32
The Steak n Shake Co. *                                   1,970               30
Triarc Cos., Inc., Class A                                  265                4
Triarc Cos., Inc., Class B                                1,145               16
Trump Entertainment Resorts, Inc. *                       4,035               27
Universal Technical Institute, Inc. *                       780               17
Vail Resorts, Inc. *                                      1,360               73
Vertrue, Inc. *                                             245               12
Weight Watchers International, Inc.                       1,380               67
WMS Industries, Inc. *                                    1,392               36
Wynn Resorts Ltd.                                           785               76
                                                                     -----------
                                                                           2,746

DIVERSIFIED FINANCIALS 3.0%
--------------------------------------------------------------------------------
Advance America Cash Advance Centers, Inc.                4,915               72
Advanta Corp., Class A                                      352                8
Advanta Corp., Class B                                    1,242               32
Affiliated Managers Group, Inc. *                         1,219              138
Apollo Investment Corp.                                   1,600               34
Ares Capital Corp.                                        1,795               28
Asset Acceptance Capital Corp.                              860               12
Calamos Asset Management, Inc., Class A                   1,575               39
Capital Southwest Corp.                                      66                9
Cash America International, Inc.                          1,005               37
CME Group, Inc.                                             134               74
Cohen & Steers, Inc.                                        240                8
CompuCredit Corp. *                                       2,565               67
Credit Acceptance Corp. *                                 1,575               41
Dollar Financial Corp. *                                    765               19
Eaton Vance Corp.                                         2,815              118
Encore Capital Group, Inc. *                              2,155               22
Financial Federal Corp.                                   1,110               32
First Cash Financial Services, Inc. *                       590               13
GAMCO Investors, Inc., Class A                            1,135               59
GFI Group, Inc. *                                           755               56
Greenhill & Co., Inc.                                       335               19
IntercontinentalExchange, Inc. *                            125               19
International Securities Exchange Holdings, Inc.            250               16
Investment Technology Group, Inc. *                       1,255               50
KKR Financial Holdings LLC                                1,120               23
Knight Capital Group, Inc., Class A *                     4,345               61
LaBranche & Co., Inc. *                                   7,975               52
MCG Capital Corp.                                         3,905               57
Nasdaq Stock Market, Inc. *                               1,830               56
Nelnet, Inc., Class A                                     2,960               51
optionsXpress Holdings, Inc.                              1,310               33
PICO Holdings, Inc. *                                       245               10
Piper Jaffray Cos., Inc. *                                1,305               63
Portfolio Recovery Associates, Inc.                         245               13
Resource America, Inc., Class A                             975               15
SEI Investments Co.                                       2,890               79
SWS Group, Inc.                                           1,520               27
The First Marblehead Corp.                                1,010               33
TradeStation Group, Inc. *                                1,585               17
Waddell & Reed Financial, Inc., Class A                   3,500               88
World Acceptance Corp. *                                    260                8
                                                                     -----------
                                                                           1,708

ENERGY 7.1%
--------------------------------------------------------------------------------
Alon USA Energy, Inc.                                     2,680               96
Alpha Natural Resources, Inc. *                           2,845               51
APCO Argentina, Inc.                                        100                9
Atlas America, Inc.                                         532               26
ATP Oil & Gas Corp. *                                       745               34
Atwood Oceanics, Inc. *                                     470               32
Aventine Renewable Energy Holdings, Inc. *                3,115               50
Basic Energy Services, Inc. *                               745               16
Berry Petroleum Co., Class A                              1,260               47
Bill Barrett Corp. *                                      1,380               47
Bois d'Arc Energy, Inc. *                                 3,065               50
Brigham Exploration Co. *                                 2,015               10
Bristow Group, Inc. *                                     1,485               70
Bronco Drilling Co., Inc. *                                 605                9
Cabot Oil & Gas Corp.                                     2,250               77
CARBO Ceramics, Inc.                                        480               22
Carrizo Oil & Gas, Inc. *                                   255                9
Cheniere Energy, Inc. *                                     340               13
Clayton Williams Energy, Inc. *                           1,105               26
Complete Production Services, Inc. *                      3,310               77
Comstock Resources, Inc. *                                2,075               56

SCHWAB FUNDAMENTAL US SMALL-MID COMPANY INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                     NUMBER OF          VALUE
SECURITY                                              SHARES         ($ X 1,000)
Copano Energy LLC                                         1,200               50
Crosstex Energy, Inc.                                     1,260               36
Delek US Holdings, Inc.                                   4,070              108
Delta Petroleum Corp. *                                   1,315               22
Denbury Resources, Inc. *                                 3,085              123
Dril-Quip, Inc. *                                         1,085               52
Enbridge Energy Management LLC *                            637               36
Encore Acquisition Co. *                                  2,205               57
Energy Partners Ltd. *                                    1,775               28
EXCO Resources, Inc. *                                    3,105               54
Gasco Energy, Inc. *                                      2,080                5
General Maritime Corp.                                    2,065               54
Global Industries Ltd. *                                  3,905              101
Goodrich Petroleum Corp. *                                  230                7
Grey Wolf, Inc. *                                         8,585               64
GulfMark Offshore, Inc. *                                   885               42
Harvest Natural Resources, Inc. *                         3,250               37
Helix Energy Solutions Group, Inc. *                      2,055               80
Helmerich & Payne, Inc.                                   3,295              107
Hercules Offshore, Inc. *                                 1,317               39
Holly Corp.                                               1,570              106
Horizon Offshore, Inc. *                                  1,250               23
Hornbeck Offshore Services, Inc. *                          940               40
Input/Output, Inc. *                                      1,505               21
International Coal Group, Inc. *                          9,755               40
Kinder Morgan Management LLC *                            1,489               74
Lufkin Industries, Inc.                                     755               45
Mariner Energy, Inc. *                                    3,900               82
Newpark Resources, Inc. *                                 5,940               38
Oceaneering International, Inc. *                         1,700               95
Oil States International, Inc. *                          2,810              123
Pacific Ethanol, Inc. *                                     200                2
Parallel Petroleum Corp. *                                  955               19
Parker Drilling Co. *                                     5,650               53
Penn Virginia Corp.                                         940               36
Petrohawk Energy Corp. *                                  2,320               35
Petroleum Development Corp. *                               355               14
PetroQuest Energy, Inc. *                                 1,485               19
Pioneer Drilling Co. *                                    1,260               16
Plains Exploration & Production Co. *                     1,745               75
Quicksilver Resources, Inc. *                             1,225               52
Range Resources Corp.                                     1,510               56
Rentech, Inc. *                                           1,200                2
Rosetta Resources, Inc. *                                 3,430               62
RPC, Inc.                                                 1,415               17
St. Mary Land & Exploration Co.                           2,300               76
Superior Energy Services, Inc. *                          2,470              100
Swift Energy Co. *                                        1,605               69
TETRA Technologies, Inc. *                                1,380               38
The Meridian Resource Corp. *                            15,160               41
Toreador Resources Corp. *                                  200                2
Ultra Petroleum Corp. *                                   1,340               74
Unit Corp. *                                              2,210              122
Universal Compression Holdings, Inc. *                    1,355               99
VeraSun Energy *                                          1,575               22
W&T Offshore, Inc.                                        1,820               43
W-H Energy Services, Inc. *                               1,330               85
Warren Resources, Inc. *                                    330                4
Western Refining, Inc.                                    2,435              135
Whiting Petroleum Corp. *                                 2,650              109
                                                                     -----------
                                                                           4,093
FOOD & STAPLES RETAILING 0.4%
--------------------------------------------------------------------------------
Casey's General Stores, Inc.                              4,300              107
The Andersons, Inc.                                       1,105               48
The Topps Co., Inc.                                       1,795               17
United Natural Foods, Inc. *                              2,055               56
Wild Oats Markets, Inc. *                                 1,850               30
                                                                     -----------
                                                                             258
FOOD, BEVERAGE & TOBACCO 1.4%
--------------------------------------------------------------------------------
Alico, Inc.                                                 230               11
Alliance One International, Inc. *                        7,430               64
Central European Distribution Corp. *                     1,360               56
Farmer Brothers Co.                                         825               17
Flowers Foods, Inc.                                       4,337               89
Hansen Natural Corp. *                                      255               10
J & J Snack Foods Corp.                                     875               30
Lancaster Colony Corp.                                    2,465               96
Lance, Inc.                                               2,080               52
Ralcorp Holdings, Inc. *                                  1,345               70
Reddy Ice Holdings, Inc.                                    710               21
Sanderson Farms, Inc.                                     2,000               80
The Hain Celestial Group, Inc. *                          1,590               43
Tootsie Roll Industries, Inc.                             1,935               49
TreeHouse Foods, Inc. *                                   2,245               50
Vector Group Ltd.                                         3,595               77
                                                                     -----------
                                                                             815

HEALTH CARE EQUIPMENT & SERVICES 5.6%
--------------------------------------------------------------------------------
Align Technology, Inc. *                                    765               20
Alliance Imaging, Inc. *                                  5,875               52
Allscripts Healthcare Solutions, Inc. *                      40                1
Amedisys, Inc. *                                            870               33
American Medical Systems Holdings, Inc. *                 1,265               23
AMERIGROUP Corp. *                                        2,725               75
AMN Healthcare Services, Inc. *                           1,665               36
AmSurg Corp. *                                            1,825               46
Analogic Corp.                                              365               24
Arrow International, Inc.                                 1,375               61
ArthroCare Corp. *                                          760               38
Aspect Medical Systems, Inc. *                              200                3
Brookdale Senior Living, Inc.                               700               28
Centene Corp. *                                           2,140               46
Cerner Corp. *                                            2,205              117
Chemed Corp.                                                995               63
CONMED Corp. *                                            2,135               60
CorVel Corp. *                                              465               12
Cross Country Healthcare, Inc. *                          1,965               32
Cyberonics, Inc. *                                          200                3
Cytyc Corp. *                                             1,640               69

SCHWAB FUNDAMENTAL US SMALL-MID COMPANY INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                     NUMBER OF          VALUE
SECURITY                                              SHARES         ($ X 1,000)
Datascope Corp.                                           1,005               35
DJ Orthopedics, Inc. *                                      470               22
Eclipsys Corp. *                                          1,080               23
Edwards Lifesciences Corp. *                              1,710               79
ev3, Inc. *                                                  55                1
Foxhollow Technologies, Inc. *                              900               23
Gen-Probe, Inc. *                                           995               63
Gentiva Health Services, Inc. *                           3,425               68
Greatbatch, Inc. *                                        1,120               35
Haemonetics Corp. *                                       1,000               49
HealthExtras, Inc. *                                        900               24
Healthspring, Inc. *                                      1,250               21
Healthways, Inc. *                                          760               33
Hlth Corp. *                                              5,970               76
Hologic, Inc. *                                             240               12
ICU Medical, Inc. *                                         250                8
IDEXX Laboratories, Inc. *                                  570               57
Immucor, Inc. *                                             740               23
Integra LifeSciences Holdings *                             570               28
Intuitive Surgical, Inc. *                                  175               37
Invacare Corp.                                            4,065               84
InVentiv Health, Inc. *                                     990               35
Inverness Medical Innovations, Inc. *                       880               43
Kinetic Concepts, Inc. *                                  1,370               84
Kyphon, Inc. *                                              250               16
Landauer, Inc.                                              250               12
LCA-Vision, Inc.                                            230                8
Matria Healthcare, Inc. *                                 1,110               29
MedCath Corp. *                                           1,380               42
Mentor Corp.                                                890               35
Meridian Bioscience, Inc.                                   525               12
Merit Medical Systems, Inc. *                               820                9
Molina Healthcare, Inc. *                                 1,705               54
National Healthcare Corp.                                   250               13
Nighthawk Radiology Holdings, Inc. *                      1,000               21
NuVasive, Inc. *                                            200                6
Odyssey Healthcare, Inc. *                                1,000               11
Option Care, Inc.                                         1,165               23
Palomar Medical Technologies, Inc. *                        630               20
Pediatrix Medical Group, Inc. *                           1,355               73
PolyMedica Corp.                                            610               25
PSS World Medical, Inc. *                                 2,970               51
Psychiatric Solutions, Inc. *                               595               20
Radiation Therapy Services, Inc. *                          260                7
RehabCare Group, Inc. *                                   1,845               26
Res-Care, Inc. *                                          2,725               53
ResMed, Inc. *                                              715               31
Respironics, Inc. *                                       1,825               84
Sierra Health Services, Inc. *                            1,740               71
Sirona Dental Systems, Inc. *                               590               21
SonoSite, Inc. *                                            200                6
STERIS Corp.                                              3,610               99
Sunrise Senior Living, Inc. *                             1,845               73
SurModics, Inc. *                                           635               29
Symbion, Inc. *                                           1,240               27
Symmetry Medical, Inc. *                                  1,570               23
The Cooper Cos., Inc.                                     1,485               74
The TriZetto Group, Inc. *                                1,195               19
Thoratec Corp. *                                          1,145               22
VCA Antech, Inc. *                                        1,775               70
Vital Signs, Inc.                                           245               13
WellCare Health Plans, Inc. *                               685               69
West Pharmaceutical Services, Inc.                        1,220               56
Wright Medical Group, Inc. *                              1,150               28
Young Innovations, Inc.                                     340               10
Zoll Medical Corp. *                                        875               24
                                                                     -----------
                                                                           3,220
HOUSEHOLD & PERSONAL PRODUCTS 1.2%
--------------------------------------------------------------------------------
Bare Escentuals, Inc. *                                   2,335               66
Central Garden & Pet Co. *                                1,500               19
Central Garden & Pet Co., Class A *                       3,530               43
Chattem, Inc. *                                             755               42
Church & Dwight Co., Inc.                                 1,715               84
Elizabeth Arden, Inc. *                                   3,070               66
Herbalife Ltd.                                            2,805              115
Nu Skin Enterprises, Inc., Class A                        3,910               61
Playtex Products, Inc. *                                  3,230               58
Prestige Brands Holdings, Inc. *                          2,510               31
Revlon, Inc., Class A (a)*                               24,910               27
USANA Health Sciences, Inc. *                               630               26
WD-40 Co.                                                 1,115               37
                                                                     -----------
                                                                             675
INSURANCE 3.8%
--------------------------------------------------------------------------------
21st Century Insurance Group                              3,935               86
Alfa Corp.                                                4,315               76
American Equity Investment Life Holding Co.               2,835               32
Argonaut Group, Inc.                                      1,480               41
Baldwin & Lyons, Inc., Class B                            1,350               34
Brown & Brown, Inc.                                       3,840               99
Citizens, Inc. *                                          1,280                6
CNA Surety Corp. *                                        2,320               39
Crawford & Co., Class A                                   2,605               14
Crawford & Co., Class B                                   5,415               32
Delphi Financial Group, Inc., Class A                     2,320               93
FBL Financial Group, Inc., Class A                        1,700               60
First Acceptance Corp. *                                  4,110               37
Great American Financial Resources, Inc.                  3,260               78
Harleysville Group, Inc.                                  2,435               68
Hilb Rogal & Hobbs Co.                                    1,760               76
Horace Mann Educators Corp.                               3,870               69
Infinity Property & Casualty Corp.                        1,445               64
IPC Holdings Ltd.                                         2,435               60
Kansas City Life Insurance Co.                              935               39
National Financial Partners Corp.                         1,225               57
National Western Life Insurance Co., Class A                164               39

SCHWAB FUNDAMENTAL US SMALL-MID COMPANY INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                     NUMBER OF          VALUE
SECURITY                                              SHARES         ($ X 1,000)
Philadelphia Consolidated Holding Corp. *                 1,895               69
PMA Capital Corp., Class A *                              5,570               50
Presidential Life Corp.                                   2,945               48
ProAssurance Corp. *                                      1,445               71
RLI Corp.                                                 1,010               59
Safety Insurance Group, Inc.                              1,005               34
Scottish Re Group Ltd. *                                 22,540               92
Selective Insurance Group, Inc.                           4,440               91
State Auto Financial Corp.                                2,330               60
Stewart Information Services Corp.                        1,970               72
The Midland Co.                                           1,315               63
The Navigators Group, Inc. *                                485               25
Tower Group, Inc.                                           735               20
United America Indemnity Ltd., Class A *                  1,690               36
United Fire & Casualty Co.                                1,260               43
Universal American Financial Corp. *                      2,495               50
Zenith National Insurance Corp.                           1,690               68
                                                                     -----------
                                                                           2,150
MATERIALS 5.9%
--------------------------------------------------------------------------------
A. Schulman, Inc.                                         3,170               74
AMCOL International Corp.                                 1,420               41
Apex Silver Mines Ltd. *                                    395                7
AptarGroup, Inc.                                          2,940              107
Arch Chemicals, Inc.                                      2,050               73
Buckeye Technologies, Inc. *                              4,680               72
Caraustar Industries, Inc. *                              3,105               15
Carpenter Technology Corp.                                1,230              146
Century Aluminum Co. *                                    1,315               68
CF Industries Holdings, Inc.                              1,825              105
Chaparral Steel Co.                                         820               69
Chesapeake Corp.                                          5,045               56
Cleveland-Cliffs, Inc.                                    1,120               78
Coeur d'Alene Mines Corp. *                               2,795               11
Compass Minerals International, Inc.                      1,830               60
Deltic Timber Corp.                                         240               12
Eagle Materials, Inc.                                     1,590               70
Ferro Corp.                                               4,830              108
Florida Rock Industries, Inc.                             1,475               94
Georgia Gulf Corp.                                        4,505               73
Glatfelter                                                3,645               49
H.B. Fuller Co.                                           3,180               88
Headwaters, Inc. *                                        3,420               55
Hecla Mining Co. *                                        3,365               26
Innospec, Inc.                                            1,180               32
Metal Management, Inc.                                      820               34
Minerals Technologies, Inc.                                 930               60
Myers Industries, Inc.                                    2,105               45
Neenah Paper, Inc.                                          815               32
NewMarket Corp.                                           1,235               57
NL Industries, Inc.                                       7,865               78
OM Group, Inc. *                                          2,215              107
PolyOne Corp. *                                          13,105               99
Quanex Corp.                                              2,450              110
Rock-Tenn Co., Class A                                    3,215               99
Royal Gold, Inc.                                            830               20
RTI International Metals, Inc. *                            340               27
Ryerson, Inc.                                             2,535               81
Schnitzer Steel Industries, Inc., Class A                   940               51
Schweitzer-Mauduit International, Inc.                    2,210               50
Sensient Technologies Corp.                               4,145              105
Spartech Corp.                                            2,585               57
Stepan Co.                                                1,365               38
Stillwater Mining Co. *                                   2,640               24
Symyx Technologies, Inc. *                                  610                5
Terra Industries, Inc. *                                  4,990              122
Texas Industries, Inc.                                    1,445              114
Titanium Metals Corp. *                                   3,590              120
Tronox, Inc., Class A                                     1,805               21
Tronox, Inc., Class B                                     1,850               23
W.R. Grace & Co. *                                        2,565               53
Wausau Paper Corp.                                        4,310               48
Westlake Chemical Corp.                                   3,385               85
Wheeling-Pittsburgh Corp. *                               1,510               30
Zoltek Cos., Inc. *                                         200                9
                                                                     -----------
                                                                           3,393
MEDIA 3.4%
--------------------------------------------------------------------------------
4Kids Entertainment, Inc. *                                 705               11
Arbitron, Inc.                                              860               43
Carmike Cinemas, Inc.                                     1,375               25
Catalina Marketing Corp.                                  1,245               38
Citadel Broadcasting Corp.                               24,565              123
CKX, Inc. *                                                 635                8
Courier Corp.                                               255               10
Cox Radio, Inc., Class A *                                6,895               89
Crown Media Holdings, Inc., Class A *                     4,125               28
CTC Media, Inc. *                                         1,600               39
Cumulus Media Inc., Class A *                             4,185               44
DreamWorks Animation SKG, Inc., Class A *                 3,345              104
Emmis Communications Corp., Class A                       5,930               44
Entercom Communications Corp., Class A                    2,325               52
Entravision Communications Corp., Class A *               8,455               79
Fisher Communications, Inc. *                               245               11
Gemstar -- TV Guide International, Inc. *                15,880               91
Gray Television, Inc.                                     4,215               34
Harte-Hanks, Inc.                                         2,735               64
Interactive Data Corp.                                    3,185               87
John Wiley & Sons, Inc., Class A                          1,715               73
Journal Communications, Inc., Class A                     7,455               79
Journal Register Co.                                      3,460               11
Lee Enterprises, Inc.                                     4,370               77
Lin TV Corp., Class A *                                   6,660              101
Martha Stewart Living Omnimedia, Inc., Class A              280                4
Marvel Entertainment, Inc. *                              1,915               46

SCHWAB FUNDAMENTAL US SMALL-MID COMPANY INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                     NUMBER OF          VALUE
SECURITY                                              SHARES         ($ X 1,000)
Media General, Inc., Class A                              2,470               70
Mediacom Communications Corp., Class A *                 12,040              109
Morningstar, Inc. *                                         235               11
PRIMEDIA, Inc. *                                         21,775               51
R.H. Donnelley Corp. *                                      745               47
Radio One, Inc., Class D *                                8,530               52
RCN Corp. *                                                 720               13
Salem Communications Corp., Class A *                     1,345               11
Sinclair Broadcast Group, Inc., Class A                   6,410               84
Valassis Communications, Inc. *                           3,085               37
Westwood One, Inc.                                       11,320               60
                                                                     -----------
                                                                           1,960
PHARMACEUTICALS & BIOTECHNOLOGY 3.2%
--------------------------------------------------------------------------------
Affymetrix, Inc. *                                        1,390               34
Albany Molecular Research, Inc. *                         2,945               43
Alpharma, Inc., Class A *                                 3,295               82
Applera Corp.-Celera Group *                              1,585               19
Bio-Rad Laboratories, Inc., Class A *                     1,350              100
Bruker BioSciences Corp. *                                1,035                8
Cambrex Corp.                                             1,280               17
Celgene Corp. *                                             590               36
Cephalon, Inc. *                                          1,335              100
Covance, Inc. *                                           1,575              111
Dionex Corp. *                                              750               51
Endo Pharmaceutical Holdings, Inc. *                      2,810               96
Enzo Biochem, Inc. *                                        200                3
Enzon Pharmaceuticals, Inc. *                               200                1
eResearch Technology, Inc. *                                570                5
Geron Corp. *                                               800                5
Idenix Pharmaceuticals, Inc. *                              200                1
Illumina, Inc. *                                            235               11
ImClone Systems, Inc. *                                     360               12
K-V Pharmaceutical Co., Class A *                         1,030               28
K-V Pharmaceutical Co., Class B *                           200                5
Keryx Biopharmaceuticals, Inc. *                            200                2
LifeCell Corp. *                                            235                7
Luminex Corp. *                                             200                2
Martek Biosciences Corp. *                                1,140               29
Maxygen, Inc. *                                             200                2
Medicis Pharmaceutical Corp., Class A                     1,225               35
MGI Pharma, Inc. *                                          350                9
Millennium Pharmaceuticals, Inc. *                        6,000               61
Millipore Corp. *                                         1,220               96
Momenta Pharmaceutical, Inc. *                              200                2
Myriad Genetics, Inc. *                                     530               20
Nabi Biopharmaceuticals *                                 1,535                7
Nektar Therapeutics *                                        85                1
Neurocrine Biosciences, Inc. *                              495                5
Noven Pharmaceuticals, Inc. *                               900               16
Onyx Pharmaceuticals, Inc. *                                540               15
OSI Pharmaceuticals, Inc. *                               1,030               33
Panacos Pharmaceutical, Inc. *                              300                1
Par Pharmaceutical Cos., Inc. *                           1,870               44
PAREXEL International Corp. *                             1,010               41
PDL BioPharma, Inc. *                                     1,140               27
Perrigo Co.                                               3,605               67
Pharmaceutical Product Development, Inc.                  1,965               66
PharmaNet Development Group, Inc. *                         895               25
Pharmion Corp. *                                            570               14
PRA International *                                       1,115               32
Salix Pharmaceuticals Ltd. *                              1,495               16
Sciele Pharma, Inc. *                                     1,335               31
Tanox, Inc. *                                                55                1
Techne Corp. *                                              365               21
The Medicines Co. *                                         145                2
United Therapeutics Corp. *                                 430               30
Valeant Pharmaceuticals International                     4,575               72
Varian, Inc. *                                            1,435               86
Ventana Medical Systems, Inc. *                             245               20
Verenium Corp. *                                            200                1
ViroPharma, Inc. *                                          700                9
Waters Corp. *                                            2,105              123
ZymoGenetics, Inc. *                                         70                1
                                                                     -----------
                                                                           1,840
REAL ESTATE 4.1%
--------------------------------------------------------------------------------
Acadia Realty Trust                                       1,325               31
Alexander's, Inc. *                                         200               71
Alexandria Real Estate Equities, Inc.                       684               59
Anthracite Capital, Inc.                                  6,725               63
Anworth Mortgage Asset Corp.                              5,455               43
Ashford Hospitality Trust                                 3,345               34
BioMed Realty Trust, Inc.                                 1,160               25
CapitalSource, Inc.                                       2,300               44
Cedar Shopping Centers, Inc.                                545                7
Corporate Office Properties Trust                           835               31
Deerfield Triarc Capital Corp.                            1,970               22
DiamondRock Hospitality Co.                               1,275               21
Digital Realty Trust, Inc.                                1,470               49
EastGroup Properties, Inc.                                  830               34
Entertainment Properties Trust                              830               37
Equity Inns, Inc.                                         2,895               65
Extra Space Storage, Inc.                                 1,065               15
FelCor Lodging Trust, Inc.                                3,750               82
Forest City Enterprises, Inc., Class A                      960               52
Forest City Enterprises, Inc., Class B                      130                7
Franklin Street Properties Corp.                          3,070               47
Getty Realty Corp.                                        1,860               47
GMH Communities Trust                                     1,075                9
Gramercy Capital Corp.                                      875               21
Hilltop Holdings, Inc. *                                  1,690               19
HomeBanc Corp.                                            6,875                4
Inland Real Estate Corp.                                  3,970               60

SCHWAB FUNDAMENTAL US SMALL-MID COMPANY INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                     NUMBER OF          VALUE
SECURITY                                              SHARES         ($ X 1,000)
Investors Real Estate Trust                               1,925               19
Jones Lang LaSalle, Inc.                                  1,181              130
Kilroy Realty Corp.                                         835               54
LaSalle Hotel Properties                                    840               34
Lexington Realty Trust                                    3,870               73
LTC Properties, Inc.                                        530               11
Luminent Mortgage Capital, Inc.                           4,105               30
Maguire Properties, Inc.                                  1,740               50
MFA Mortgage Investments, Inc.                           10,590               74
Mid-America Apartment Communities, Inc.                   1,345               61
National Health Investors, Inc.                           1,735               55
National Retail Properties, Inc.                          4,455               97
OMEGA Healthcare Investors, Inc.                          2,290               30
Parkway Properties, Inc.                                    720               29
PS Business Parks, Inc.                                     710               36
RAIT Financial Trust                                      1,865               19
Ramco-Gershenson Properties Trust                         1,030               33
Saul Centers, Inc.                                          585               25
Sovran Self Storage, Inc.                                 1,010               44
Spirit Finance Corp.                                      2,640               38
Sun Communities, Inc.                                     1,855               50
Sunstone Hotel Investors, Inc.                            1,605               40
Tanger Factory Outlet Centers, Inc.                       1,030               34
Taubman Centers, Inc.                                     1,155               56
Tejon Ranch Co. *                                           230                9
The St. Joe Co.                                           1,970               80
U-Store-It Trust                                          1,115               16
Universal Health Realty Income Trust                        900               26
Urstadt Biddle Properties, Class A                        1,795               27
Washington Real Estate Investment Trust                   1,855               55
                                                                     -----------
                                                                           2,334
RETAILING 4.7%
--------------------------------------------------------------------------------
A.C. Moore Arts & Crafts, Inc. *                          2,260               41
Aaron Rents, Inc.                                         2,720               63
Aeropostale, Inc. *                                       1,580               60
bebe Stores, Inc.                                         1,390               19
Big 5 Sporting Goods Corp.                                  840               18
Blue Nile, Inc. *                                           630               48
Brown Shoe Co., Inc.                                      2,462               51
Building Materials Holding Corp.                          3,300               46
Cabela's, Inc. *                                         12,480              255
Charlotte Russe Holding, Inc. *                             615               11
Chico's FAS, Inc. *                                       3,405               66
Christopher & Banks Corp.                                 1,140               17
Coldwater Creek, Inc. *                                   2,540               50
Conn's, Inc. *                                            1,565               40
Cost Plus, Inc. *                                         3,330               24
Deb Shops, Inc.                                           1,575               41
dELiA*s, Inc. *                                           2,700               19
Dick's Sporting Goods, Inc. *                             1,700               96
DSW, Inc., Class A *                                      1,745               58
Fred's, Inc.                                              2,730               32
Genesco, Inc. *                                           1,480               75
GSI Commerce, Inc. *                                        980               22
Guess?, Inc.                                              1,335               63
Guitar Center, Inc. *                                     1,800              104
Haverty Furniture Cos., Inc.                              2,195               24
Hibbett Sports, Inc. *                                      585               15
Hot Topic, Inc. *                                         3,420               31
J. Crew Group, Inc. *                                       230               12
Jo-Ann Stores, Inc. *                                     4,650              111
Jos. A. Bank Clothiers, Inc. *                              690               24
Keystone Automotive Industries, Inc. *                      590               28
Lithia Motors, Inc., Class A                              2,335               48
LKQ Corp. *                                               1,375               39
Netflix, Inc. *                                           1,255               22
New York & Co., Inc. *                                    2,500               24
NutriSystem, Inc. *                                         530               29
Overstock.com, Inc. *                                     1,080               20
Pacific Sunwear of California, Inc. *                     4,750               86
Priceline.com, Inc. *                                       810               52
Select Comfort Corp. *                                    1,370               22
Source Interlink Cos., Inc. *                             4,970               22
Stage Stores, Inc.                                        2,195               39
Stamps.com, Inc. *                                          845               10
Stein Mart, Inc.                                          2,495               27
Systemax, Inc.                                            2,885               60
The Buckle, Inc.                                          1,215               42
The Cato Corp., Class A                                   2,665               55
The Children's Place Retail Stores, Inc. *                  840               29
The Dress Barn, Inc. *                                    2,875               52
The Finish Line, Inc., Class A                            2,480               17
The Gymboree Corp. *                                      1,120               48
The Men's Wearhouse, Inc.                                 2,055              101
Tractor Supply Co. *                                      1,490               71
Tuesday Morning Corp.                                     2,230               26
Tween Brands, Inc. *                                      1,365               52
Urban Outfitters, Inc. *                                  2,015               40
ValueVision Media, Inc., Class A *                        2,640               24
West Marine, Inc. *                                       2,380               37
Zumiez, Inc. *                                            1,030               38
                                                                     -----------
                                                                           2,696
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 3.4%
--------------------------------------------------------------------------------
Actel Corp. *                                               830               10
Advanced Analogic Technologies, Inc. *                    2,000               18
Advanced Energy Industries, Inc. *                          720               13
AMIS Holdings, Inc. *                                     7,065               73
Applied Micro Circuits Corp. *                            6,060               18
Asyst Technologies, Inc. *                                1,595               11
Atheros Communications, Inc. *                              745               21
ATMI, Inc. *                                                715               21
Axcelis Technologies, Inc. *                              2,860               16
Brooks Automation, Inc. *                                 1,290               23
Cabot Microelectronics Corp. *                            1,230               52
Cirrus Logic, Inc. *                                      2,835               21
Cohu, Inc.                                                  610               12
Conexant Systems, Inc. *                                  6,420                8

SCHWAB FUNDAMENTAL US SMALL-MID COMPANY INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                     NUMBER OF          VALUE
SECURITY                                              SHARES         ($ X 1,000)
Credence Systems Corp. *                                  6,415               23
Cree, Inc. *                                              3,295               84
Cymer, Inc. *                                             1,220               52
Cypress Semiconductor Corp. *                             5,005              125
Diodes, Inc. *                                            1,148               30
DSP Group, Inc. *                                           940               17
Entegris, Inc. *                                          6,665               72
Exar Corp. *                                              1,315               18
FEI Co. *                                                 1,420               41
FormFactor, Inc. *                                          465               18
Genesis Microchip, Inc. *                                 2,575               22
Hittite Microwave Corp. *                                   735               29
Integrated Device Technology, Inc. *                      4,795               78
Kopin Corp. *                                             5,900               22
Lattice Semiconductor Corp. *                             4,225               20
LTX Corp. *                                               3,645               17
MEMC Electronic Materials, Inc. *                         1,700              104
Micrel, Inc. *                                            1,250               13
Microsemi Corp. *                                         1,245               29
MKS Instruments, Inc. *                                   2,450               56
Netlogic Microsystems, Inc. *                               540               16
OmniVision Technologies, Inc. *                           1,980               34
ON Semiconductor Corp. *                                  4,975               59
Pericom Semiconductor Corp. *                             1,820               19
Photronics, Inc. *                                        5,545               78
PMC-Sierra, Inc. *                                        2,725               21
Rambus, Inc. *                                              865               12
RF Micro Devices, Inc. *                                  7,765               54
Rudolph Technologies, Inc. *                              1,380               21
Semtech Corp. *                                           2,505               41
Silicon Image, Inc. *                                     2,460               17
Silicon Laboratories, Inc. *                              1,570               55
Silicon Storage Technology, Inc. *                        4,055               15
SiRF Technology Holdings, Inc. *                            465               11
Skyworks Solutions, Inc. *                                9,810               78
Standard Microsystems Corp. *                               990               33
Supertex, Inc. *                                            200                7
Tessera Technologies, Inc. *                                240               10
Trident Microsystems, Inc. *                                850               13
TriQuint Semiconductor, Inc. *                            6,020               26
Varian Semiconductor Equipment Associates, Inc. *         1,752               82
Veeco Instruments, Inc. *                                 1,340               24
Zoran Corp. *                                             1,735               33
                                                                     -----------
                                                                           1,946
SOFTWARE & SERVICES 5.8%
--------------------------------------------------------------------------------
ACI Worldwide, Inc. *                                       595               18
Acxiom Corp.                                              3,575               90
Advent Software, Inc. *                                     260               10
Akamai Technologies, Inc. *                                 475               16
Ansoft Corp. *                                              230                6
ANSYS, Inc. *                                             1,000               26
aQuantive, Inc. *                                           695               46
Ariba, Inc. *                                             1,245               10
Aspen Technology, Inc. *                                  2,280               28
Autodesk, Inc. *                                          2,370              100
BearingPoint, Inc. *                                     10,820               71
Blackbaud, Inc.                                             455               10
Blackboard, Inc. *                                          235               10
Borland Software Corp. *                                  3,890               21
CACI International, Inc., Class A *                       1,485               66
CDC Corp., Class A *                                      1,670               15
CIBER, Inc. *                                             6,570               50
CMGI, Inc. *                                              6,955               11
CNET Networks, Inc. *                                     1,280               10
Cognizant Technology Solutions Corp., Class A *             885               72
Commvault Systems, Inc. *                                   200                3
Concur Technologies, Inc. *                               1,000               24
CSG Systems International, Inc. *                         1,845               46
DealerTrack Holdings, Inc. *                                345               12
Digital River, Inc. *                                       250               11
DivX, Inc. *                                                 50                1
EarthLink, Inc. *                                        11,075               77
eFunds Corp. *                                            1,945               70
Entrust, Inc. *                                           1,700                5
Epicor Software Corp. *                                   1,045               14
EPIQ Systems, Inc. *                                        570               10
Equinix, Inc. *                                             330               29
eSPEED, Inc., Class A *                                   2,220               18
Euronet Worldwide, Inc. *                                 1,195               30
FactSet Research Systems, Inc.                              865               57
Fair Isaac Corp.                                          1,685               66
FalconStor Software, Inc. *                                 200                2
Forrester Research, Inc. *                                  475               12
Gartner, Inc. *                                           2,100               44
Gevity HR, Inc.                                           1,315               20
Global Cash Access Holdings, Inc. *                       1,535               21
Global Payments, Inc.                                     1,370               51
Heartland Payment Systems, Inc.                             605               19
Informatica Corp. *                                       1,475               21
InfoSpace, Inc.                                           1,710               36
infoUSA, Inc.                                             1,915               20
Internap Network Services Corp. *                         1,365               20
Interwoven, Inc. *                                          725               10
j2 Global Communications, Inc. *                            985               32
Jack Henry & Associates, Inc.                             2,480               60
JDA Software Group, Inc. *                                1,585               36
Jupitermedia Corp. *                                        980                8
Lawson Software, Inc. *                                   3,020               29
Macrovision Corp. *                                       1,260               30
Magma Design Automation, Inc. *                             685               10
Manhattan Associates, Inc. *                              1,095               31
ManTech International Corp., Class A *                    1,760               57
MAXIMUS, Inc.                                             1,445               60
Mentor Graphics Corp. *                                   3,280               39
MICROS Systems, Inc. *                                      880               47
MicroStrategy, Inc., Class A *                              128                9
Midway Games, Inc. *                                        600                4
MPS Group, Inc. *                                         6,545               87
MSC.Software Corp. *                                      1,415               18
NAVTEQ Corp. *                                            1,255               68
Net 1 UEPS Technologies, Inc. *                             880               20

SCHWAB FUNDAMENTAL US SMALL-MID COMPANY INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                     NUMBER OF          VALUE
SECURITY                                              SHARES         ($ X 1,000)
Nuance Communications, Inc. *                             2,155               36
Openwave Systems, Inc.                                    4,435               23
Parametric Technology Corp. *                             1,900               33
Progress Software Corp. *                                 1,450               44
Quality Systems, Inc. *                                     530               21
Quest Software, Inc. *                                    3,180               47
RealNetworks, Inc. *                                      5,845               42
Red Hat, Inc. *                                           1,600               33
Renaissance Learning, Inc.                                1,340               15
S1 Corp. *                                                5,470               40
Salesforce.com, Inc. *                                      235                9
Sapient Corp. *                                           3,180               23
SINA Corp. *                                                580               25
Sohu.com, Inc. *                                            760               24
Sonic Solutions *                                         1,465               16
SonicWALL, Inc. *                                         1,355               12
SPSS, Inc. *                                                360               15
SRA International, Inc., Class A *                        1,815               43
Sybase, Inc. *                                            3,425               81
Sykes Enterprises, Inc. *                                 1,630               27
Syntel, Inc.                                              1,335               48
Take-Two Interactive Software, Inc. *                     4,335               76
The BISYS Group, Inc. *                                   7,295               87
The Knot, Inc. *                                          1,000               18
The Ultimate Software Group, Inc. *                       1,000               27
THQ, Inc. *                                               1,930               55
TIBCO Software, Inc. *                                    6,330               51
TNS, Inc.                                                 1,275               17
Tyler Technologies, Inc. *                                1,915               23
United Online, Inc.                                       2,765               39
ValueClick, Inc. *                                        1,260               27
VeriFone Holdings, Inc. *                                   895               33
Vignette Corp. *                                          1,620               34
Websense, Inc. *                                          1,090               22
Wind River Systems, Inc. *                                3,050               29
Wright Express Corp. *                                    1,000               34
                                                                     -----------
                                                                           3,309
TECHNOLOGY HARDWARE & EQUIPMENT 6.0%
--------------------------------------------------------------------------------
3Com Corp. *                                             15,720               63
Adaptec, Inc. *                                           9,995               35
ADC Telecommunications, Inc. *                            4,000               75
ADTRAN, Inc.                                              3,045               79
Aeroflex, Inc. *                                          2,480               35
Agilysys, Inc.                                            2,555               49
Amphenol Corp., Class A                                   2,840               97
Arris Group, Inc. *                                       2,965               44
Avid Technology, Inc. *                                   1,925               62
Avocent Corp. *                                           1,190               32
Black Box Corp.                                           1,240               50
Brightpoint, Inc. *                                       4,900               64
Brocade Communications Systems, Inc. *                    6,820               48
Checkpoint Systems, Inc. *                                2,720               63
Ciena Corp. *                                               580               21
Cogent, Inc. *                                            2,780               37
Cognex Corp.                                              1,365               29
Coherent, Inc. *                                          1,600               46
CommScope, Inc. *                                         1,705               93
Comtech Telecommunications Corp. *                          370               16
CTS Corp.                                                 2,195               28
Daktronics, Inc.                                          1,165               25
Ditech Networks, Inc. *                                   1,170                9
Dolby Laboratories Inc., Class A *                        1,545               51
Dycom Industries, Inc. *                                  2,910               81
Echelon Corp. *                                             850               17
Electro Scientific Industries, Inc. *                     1,255               27
Electronics for Imaging, Inc. *                           1,980               52
Emulex Corp. *                                            3,125               62
Excel Technology, Inc. *                                    460               11
Extreme Networks, Inc. *                                  4,765               19
F5 Networks, Inc. *                                         745               65
Finisar Corp. *                                           5,025               18
FLIR Systems, Inc. *                                      1,445               63
Foundry Networks, Inc. *                                  3,875               68
Harmonic, Inc. *                                          2,225               20
Hughes Communications, Inc. *                               230               11
Hutchinson Technology, Inc. *                             2,200               44
Imation Corp.                                             1,425               45
Inter-Tel, Inc.                                             965               24
InterDigital, Inc. *                                        745               21
Intermec, Inc. *                                          2,335               60
Itron, Inc. *                                               565               45
Ixia *                                                    1,415               13
KEMET Corp. *                                             9,615               68
Komag, Inc. *                                             1,255               40
Littelfuse, Inc. *                                        1,005               33
Loral Space & Communications, Inc. *                        950               39
MasTec, Inc. *                                            3,310               45
Mercury Computer Systems, Inc. *                          1,100               12
Methode Electronics, Inc.                                 2,730               44
MTS Systems Corp.                                           880               37
Multi-Fineline Electronix, Inc. *                           720               10
National Instruments Corp.                                1,695               55
NETGEAR, Inc. *                                           1,000               28
Newport Corp. *                                             630                8
Novatel Wireless, Inc. *                                    755               16
OSI Systems, Inc. *                                         590               15
Palm, Inc. *                                              3,315               49
Park Electrochemical Corp.                                  710               21
Photon Dynamics, Inc. *                                     400                4
Plantronics, Inc.                                         1,710               48
Plexus Corp. *                                            3,080               75
Polycom, Inc. *                                           2,450               76
Powerwave Technologies, Inc. *                            6,860               45
QLogic Corp. *                                            4,680               62
Quantum Corp. *                                          26,175               74
Rackable Systems, Inc. *                                  1,560               19
Riverbed Technology, Inc. *                                 540               24
Rofin-Sinar Technologies, Inc. *                            755               49
Rogers Corp. *                                              570               21
ScanSource, Inc. *                                        1,800               48
SeaChange International, Inc. *                           2,740               19
Sonus Networks, Inc. *                                    2,590               18
Sycamore Networks, Inc. *                                 6,905               29
Symmetricom, Inc. *                                       1,535               11

SCHWAB FUNDAMENTAL US SMALL-MID COMPANY INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                     NUMBER OF          VALUE
SECURITY                                              SHARES         ($ X 1,000)
Synaptics, Inc. *                                           470               16
Technitrol, Inc.                                          1,590               41
Tekelec *                                                 3,635               47
Tektronix, Inc.                                           2,730               90
Trimble Navigation Ltd. *                                 2,455               81
ViaSat, Inc. *                                              475               14
Zebra Technologies Corp., Class A *                       1,840               67
                                                                     -----------
                                                                           3,415
TELECOMMUNICATION SERVICES 1.9%
--------------------------------------------------------------------------------
Alaska Communication Systems Group, Inc.                  1,625               23
Cbeyond, Inc. *                                             535               19
Centennial Communications Corp. *                         7,525               77
Cogent Communications Group, Inc. *                         645               18
CT Communications, Inc.                                     610               19
Dobson Communications Corp., Class A *                    9,800              122
FairPoint Communications, Inc.                            1,230               19
General Communication, Inc., Class A *                    2,960               34
Golden Telecom, Inc.                                      1,325               85
IDT Corp.                                                 1,475               14
IDT Corp., Class B                                        5,750               57
InPhonic, Inc. *                                            200                1
Iowa Telecommunications Services, Inc.                    1,830               38
iPCS, Inc.                                                  740               24
Leap Wireless International, Inc. *                       1,365              121
NeuStar, Inc., Class A *                                    575               17
North Pittsburgh Systems, Inc.                            1,120               26
NTELOS Holdings Corp.                                     2,040               55
Premiere Global Services, Inc. *                          2,860               33
SBA Communications Corp., Class A *                       1,005               33
SureWest Communications                                   1,370               37
Syniverse Holdings, Inc. *                                3,765               51
Time Warner Telecom, Inc., Class A *                      3,475               68
USA Mobility, Inc. *                                      3,725               89
Vonage Holdings Corp. *                                     800                2
                                                                     -----------
                                                                           1,082
TRANSPORTATION 2.7%
--------------------------------------------------------------------------------
ABX Air, Inc. *                                           8,930               65
AirTran Holdings, Inc. *                                  4,415               44
American Commercial Lines, Inc. *                           745               17
Arkansas Best Corp.                                       2,340               84
Atlas Air Worldwide Holdings, Inc. *                      1,800               98
Diana Shipping, Inc.                                      1,935               54
DryShips, Inc.                                            1,680               96
Eagle Bulk Shipping, Inc.                                   620               16
EGL, Inc. *                                               2,805              132
ExpressJet Holdings, Inc. *                              12,480               65
Forward Air Corp.                                           775               26
Genco Shipping & Trading Ltd.                             1,085               61
Genesee & Wyoming, Inc., Class A *                        1,465               38
Heartland Express, Inc.                                   2,285               34
Horizon Lines, Inc., Class A                              1,250               36
Hub Group, Inc., Class A *                                2,010               68
JetBlue Airways Corp. *                                   8,130               80
Kirby Corp. *                                             2,220               90
Knight Transportation, Inc.                               2,015               36
Landstar System, Inc.                                     1,570               71
Macquarie Infrastructure Co., LLC                           600               24
Old Dominion Freight Line, Inc. *                         1,500               43
Pacer International, Inc.                                 2,260               50
Quintana Maritime Ltd.                                    1,525               27
Republic Airways Holdings, Inc. *                         2,410               47
Seaspan Corp.                                             1,010               36
SkyWest, Inc.                                             3,300               74
US Airways Group, Inc. *                                  1,675               52
                                                                     -----------
                                                                           1,564
UTILITIES 1.3%
--------------------------------------------------------------------------------
American States Water Co.                                 1,115               41
California Water Service Group                            1,240               46
Central Vermont Public Service Corp.                      1,245               42
CH Energy Group, Inc.                                     1,705               75
El Paso Electric Co. *                                    3,645               85
ITC Holdings Corp.                                          470               20
MGE Energy, Inc.                                          2,200               66
Northwest Natural Gas Co.                                 2,345               98
Ormat Technologies, Inc.                                    260               11
Otter Tail Corp.                                          2,480               73
SJW Corp.                                                   490               14
South Jersey Industries, Inc.                             1,620               53
The Empire District Electric Co.                          2,210               48
The Laclede Group, Inc.                                   2,190               65
                                                                     -----------
                                                                             737
                                                                     -----------
TOTAL COMMON STOCK
(COST $59,730)                                                            56,609
                                                                     -----------

FOREIGN COMMON STOCK 2.7% OF NET ASSETS

BERMUDA 1.9%
--------------------------------------------------------------------------------
CAPITAL GOODS 0.3%
China Yuchai International Ltd.                           6,605               64
Foster Wheeler Ltd. *                                     1,135              127
                                                                     -----------
                                                                             191

CONSUMER DURABLES & APPAREL 0.1%
Helen of Troy Ltd. *                                      2,130               47

CONSUMER SERVICES 0.1%
Orient-Express Hotels Ltd., Class A                         890               41

DIVERSIFIED FINANCIALS 0.2%
Primus Guaranty Ltd. *                                    1,105               11

SCHWAB FUNDAMENTAL US SMALL-MID COMPANY INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                     NUMBER OF          VALUE
SECURITY                                              SHARES         ($ X 1,000)
W.P. Stewart & Co., Ltd.                                  6,375               69
                                                                     -----------
                                                                              80
ENERGY 0.5%
Knightsbridge Tankers Ltd.                                3,190               87
Nordic American Tanker Shipping Ltd.                      2,105               83
Tsakos Energy Navigation Ltd.                             1,345               98
                                                                     -----------
                                                                             268
INSURANCE 0.5%
Assured Guaranty Ltd.                                     3,065               75
Enstar Group Ltd. *                                         210               22
Max Capital Group Ltd.                                    3,115               81
Platinum Underwriters Holdings Ltd.                       3,115              104
                                                                     -----------
                                                                             282
MEDIA 0.1%
Central European Media Enterprises Ltd., Class A *          570               53

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.1%
ChipMOS TECHNOLOGIES (Bermuda) Ltd. *                     7,340               51

SOFTWARE & SERVICES 0.0%
VistaPrint Ltd. *                                           630               22

TECHNOLOGY HARDWARE & EQUIPMENT 0.0%
Xyratex Ltd. *                                              775               17

TELECOMMUNICATION SERVICES 0.0%
Global Crossing Ltd. *                                      785               14
                                                                     -----------
                                                                           1,066
CANADA 0.0%
--------------------------------------------------------------------------------
TECHNOLOGY HARDWARE & EQUIPMENT 0.0%
Optimal Group, Inc., Class A *                              760                5

ISRAEL 0.2%
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SERVICES 0.0%
Syneron Medical Ltd. *                                      260                6

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.0%
Saifun Semiconductors Ltd. *                                720                9

TECHNOLOGY HARDWARE & EQUIPMENT 0.2%
AudioCodes Ltd. *                                           200                1
ECI Telecom Ltd. *                                        5,145               48
Orbotech Ltd. *                                           1,660               36
                                                                     -----------
                                                                              85
                                                                     -----------
                                                                             100
LUXEMBOURG 0.2%
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES 0.2%
Millicom International Cellular S.A. *                    1,450              116

NETHERLANDS 0.1%
--------------------------------------------------------------------------------
ENERGY 0.1%
Core Laboratories N.V. *                                    445               48

HEALTH CARE EQUIPMENT & SERVICES 0.0%
Orthofix International N.V. *                               780               34
                                                                     -----------
                                                                              82
SINGAPORE 0.1%
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.1%
ASE Test Ltd. *                                           5,085               68
Verigy Ltd. *                                               720               18
                                                                     -----------
                                                                              86

SOFTWARE & SERVICES 0.0%
GigaMedia Ltd. *                                            275                3
                                                                     -----------
                                                                              89
UNITED KINGDOM 0.2%
--------------------------------------------------------------------------------
TECHNOLOGY HARDWARE & EQUIPMENT 0.1%
Nam Tai Electronics, Inc.                                 3,560               46

TRANSPORTATION 0.1%
UTI Worldwide, Inc.                                       1,720               43
                                                                     -----------
                                                                              89
                                                                     -----------
TOTAL FOREIGN COMMON STOCK
(COST $1,557)                                                              1,547
                                                                     -----------

SECURITY                                            FACE AMOUNT         VALUE
  RATE, MATURITY DATE                               ($ X 1,000)      ($ X 1,000)

SHORT-TERM INVESTMENTS 4.5% OF NET ASSETS

REPURCHASE AGREEMENT 4.3%
--------------------------------------------------------------------------------
Fixed Income Clearing Corp. dated 7/31/07, due
  08/01/07 at 5.00%, with a maturity value of
  $2,465 (fully collateralized by Federal Home
  Loan Bank with a value of $2,523.)
                                                          2,465            2,465

U.S. TREASURY OBLIGATIONS 0.2%
--------------------------------------------------------------------------------
U.S. Treasury Bill
  4.66%, 09/20/07                                            50               49
  4.76%, 09/20/07                                            25               25
  4.78%, 09/20/07                                            15               15
  4.82%, 09/20/07                                            20               20
                                                                     -----------
                                                                             109
                                                                     -----------
TOTAL SHORT-TERM INVESTMENTS
(COST $2,574)                                                              2,574
                                                                     -----------

END OF INVESTMENTS.

At 07/31/07, the tax basis cost of the fund's investments was $63,861, and the unrealized appreciation and depreciation were $1,575 and ($4,706), respectively, with a net depreciation of $3,131.

* Non-income producing security.
(a) Fair-valued by Management.

SCHWAB CAPITAL TRUST
SCHWAB FUNDAMENTAL INTERNATIONAL LARGE COMPANY INDEX FUND(TM)

PORTFOLIO HOLDINGS As of July 31, 2007, (Unaudited)


The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual report.

                                                         COST           VALUE
HOLDINGS BY CATEGORY                                  ($ X 1,000)    ($ X 1,000)
--------------------------------------------------------------------------------
   94.0%  COMMON STOCK                                    142,758        140,140
    4.0%  OTHER INVESTMENT COMPANIES                        6,075          6,028
    0.4%  PREFERRED STOCK                                     503            527
     --%  RIGHTS                                               --             12
    1.3%  SHORT-TERM INVESTMENT                             1,879          1,879
--------------------------------------------------------------------------------
   99.7%  TOTAL INVESTMENTS                               151,215        148,586
    0.3%  OTHER ASSETS AND
          Liabilities                                                        432
--------------------------------------------------------------------------------
  100.0%  NET ASSETS                                                     149,018

                                                     NUMBER OF          VALUE
SECURITY                                               SHARES        ($ X 1,000)
COMMON STOCK 94.0% OF NET ASSETS

AUSTRALIA 3.6%
--------------------------------------------------------------------------------
BANKS 1.0%
Australia & New Zealand Banking Group Ltd.              11,835               284
Commonwealth Bank of Australia                           8,464               388
National Australia Bank Ltd.                            13,200               429
St. George Bank Ltd.                                     2,422                71
Westpac Banking Corp.                                   11,578               256
                                                                       ---------
                                                                           1,428
CAPITAL GOODS 0.1%
Leighton Holdings Ltd.                                   2,119                70
Wesfarmers Ltd.                                          1,888                62
                                                                       ---------
                                                                             132
COMMERCIAL SERVICES & SUPPLIES 0.0%
Brambles Ltd. *                                          5,556                52

CONSUMER SERVICES 0.0%
TABCORP Holdings Ltd.                                    2,423                33

DIVERSIFIED FINANCIALS 0.0%
Macquarie Bank Ltd.                                        682                47

ENERGY 0.2%
Caltex Australia Ltd.                                    2,630                56
Origin Energy Ltd.                                       5,454                45
Santos Ltd.                                              5,297                59
Woodside Petroleum Ltd.                                  2,080                76
                                                                       ---------
                                                                             236
FOOD & STAPLES RETAILING 0.2%
AWB Ltd.                                                14,203                43
Coles Group Ltd.                                         8,126               100
Metcash Ltd.                                            12,339                46
Woolworths Ltd.                                          3,546                82
                                                                       ---------
                                                                             271
FOOD, BEVERAGE & TOBACCO 0.1%
Coca-Cola Amatil Ltd.                                    3,343                26
Foster's Group Ltd.                                     11,600                58
Goodman Fielder Ltd.                                    13,269                28
Lion Nathan Ltd.                                         6,377                46
                                                                       ---------
                                                                             158
HEALTH CARE EQUIPMENT & SERVICES 0.0%
Symbion Health Ltd.                                     14,309                50

INSURANCE 0.3%
AMP Ltd.                                                 8,741                74
AXA Asia Pacific Holdings Ltd.                          13,982                87
Insurance Australia Group Ltd.                          10,674                51
QBE Insurance Group Ltd.                                 1,931                49
Suncorp-Metway Ltd.                                      8,230               135
                                                                       ---------
                                                                             396
MATERIALS 0.6%
Alumina Ltd.                                            10,713                66
Amcor Ltd.                                              10,050                59
BHP Billiton Ltd.                                       12,110               386
BlueScope Steel Ltd.                                     6,516                60
Boral Ltd.                                               6,966                46
OneSteel Ltd.                                            8,571                49
Orica Ltd.                                               1,834                43
PaperlinX Ltd.                                           9,717                26
Rinker Group Ltd.                                        3,445                53
Rio Tinto Ltd.                                           1,282               100
Smorgon Steel Group Ltd.                                21,686                50
                                                                       ---------
                                                                             938
MEDIA 0.1%
Fairfax Media Ltd.                                      12,528                51
Publishing & Broadcasting Ltd.                           5,069                79
                                                                       ---------
                                                                             130
PHARMACEUTICALS & BIOTECHNOLOGY 0.1%
CSL Ltd.                                                 1,140                86

REAL ESTATE 0.4%
CFS Retail Property Trust                               18,804                34
Commonwealth Property Office Fund                       34,555                47
DB RREEF Trust                                          26,020                40
GPT Group                                               14,365                55
Investa Property Group                                  15,487                38
Lend Lease Corp., Ltd.                                   2,184                34
Mirvac Group                                             8,829                38
Multiplex Group                                          8,252                35
Stockland                                                7,734                50
Westfield Group                                          9,984               161
Westfield Group - Institutional Offer                      583                 9
                                                                       ---------
                                                                             541

SCHWAB FUNDAMENTAL INTERNATIONAL LARGE COMPANY INDEX FUND(TM)

PORTFOLIO HOLDINGS (Unaudited) continued

                                                     NUMBER OF          VALUE
SECURITY                                               SHARES        ($ X 1,000)
TELECOMMUNICATION SERVICES 0.4%
Telstra Corp., Ltd.                                    156,102               609

TRANSPORTATION 0.1%
Macquarie Airports                                       8,326                31
Macquarie Infrastructure Group                          21,139                58
Qantas Airways Ltd.                                     17,401                84
Transurban Group                                         5,028                31
                                                                       ---------
                                                                             204
                                                                       ---------
                                                                           5,311
AUSTRIA 0.4%
--------------------------------------------------------------------------------
BANKS 0.1%
Erste Bank der oesterreichischen Sparkassen AG           1,106                83
Raiffeisen International Bank-Holding AG                   331                50
                                                                       ---------
                                                                             133
CAPITAL GOODS 0.0%
Wienerberger AG                                            328                23

ENERGY 0.1%
OMV AG                                                   1,907               118

INSURANCE 0.1%
Wiener Staedtische Versicherung AG                       1,291                90

MATERIALS 0.0%
Voestalpine AG                                             661                55

TELECOMMUNICATION SERVICES 0.0%
Telekom Austria AG                                       1,907                46

UTILITIES 0.1%
EVN AG                                                     189                22
Oesterreichische
   Elektrizitaetswirtschafts AG, A
   Shares                                                  943                46
                                                                       ---------
                                                                              68

                                                                       ---------
                                                                             533
BELGIUM 1.6%
--------------------------------------------------------------------------------
BANKS 0.4%
Dexia S.A.                                              10,393               297
KBC GROEP N.V.                                           2,286               297
                                                                       ---------
                                                                             594
DIVERSIFIED FINANCIALS 0.6%
Compagnie Nationale a
 Portefeuille / Nationale
 Portefeuille Maatschappij                                 882                62
Fortis                                                   8,507               336
Fortis NL                                                8,507               335
Groupe Bruxelles Lambert S.A.                              972               118
KBC Ancora                                                 420                45
                                                                       ---------
                                                                             896
FOOD & STAPLES RETAILING 0.1%
Colruyt S.A.                                               438                93
Delhaize Group                                           1,301               121
                                                                       ---------
                                                                             214
FOOD, BEVERAGE & TOBACCO 0.2%
InBev N.V.                                               2,740               221

HEALTH CARE EQUIPMENT & SERVICES 0.1%
Agfa Gevaert N.V.                                        3,684                78

MATERIALS 0.1%
Solvay S.A.                                                648                98
Umicore                                                    253                58
                                                                       ---------
                                                                             156
PHARMACEUTICALS & BIOTECHNOLOGY 0.0%
UCB S.A.                                                   991                56

TELECOMMUNICATION SERVICES 0.1%
Belgacom S.A.                                            3,258               132
Mobistar S.A.                                              704                55
                                                                       ---------
                                                                             187

                                                                       ---------
                                                                           2,402
BERMUDA 0.3%
--------------------------------------------------------------------------------
CAPITAL GOODS 0.1%
Johnson Electric Holdings Ltd.                          10,000                 5
Noble Group Ltd.                                        42,631                47
                                                                       ---------
                                                                              52
CONSUMER DURABLES & APPAREL 0.0%
Yue Yuen Industrial (Holdings) Ltd.                     16,500                52

REAL ESTATE 0.0%
Hongkong Land Holdings Ltd.                             10,000                42

RETAILING 0.1%
Esprit Holdings Ltd.                                     4,100                55
Li & Fung Ltd.                                          24,000                83
                                                                       ---------
                                                                             138
TRANSPORTATION 0.1%
Cosco Pacific Ltd.                                      14,000                36
Orient Overseas International Ltd.                       4,000                48
                                                                       ---------
                                                                              84
UTILITIES 0.0%
Cheung Kong Infrastructure Holdings Ltd.                10,100                36
                                                                       ---------
                                                                             404
CANADA 4.7%
--------------------------------------------------------------------------------
AUTOMOBILES & COMPONENTS 0.1%
Magna International, Inc., Class A                       1,787               156

BANKS 0.9%
Bank of Montreal                                         3,315               207
Bank of Nova Scotia                                      5,902               274
Canadian Imperial Bank of Commerce                       2,102               182
National Bank of Canada                                  1,213                69
Royal Bank of Canada                                     6,684               339

SCHWAB FUNDAMENTAL INTERNATIONAL LARGE COMPANY INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                     NUMBER OF          VALUE
SECURITY                                               SHARES        ($ X 1,000)
The Toronto-Dominion Bank                                3,660               234
                                                                       ---------
                                                                           1,305
CAPITAL GOODS 0.2%
Bombardier, Inc., Class A *                              9,300                57
Bombardier, Inc., Class B *                             24,617               149
Finning International, Inc.                              1,574                41
                                                                       ---------
                                                                             247
DIVERSIFIED FINANCIALS 0.1%
IGM Financial, Inc.                                      1,132                57

ENERGY 1.0%
Cameco Corp.                                             1,704                69
Canadian Natural Resources Ltd.                          2,005               138
Enbridge, Inc.                                           2,229                79
EnCana Corp.                                             4,620               283
Husky Energy, Inc.                                       3,690               146
Imperial Oil Ltd.                                        4,228               197
Nexen, Inc.                                              2,738                85
Petro-Canada                                             3,828               209
Suncor Energy, Inc.                                        919                83
Talisman Energy, Inc.                                    4,212                77
TransCanada Corp.                                        4,362               157
                                                                       ---------
                                                                           1,523
FOOD & STAPLES RETAILING 0.3%
George Weston Ltd.                                       2,120               153
Loblaw Co., Ltd.                                         3,151               146
Shoppers Drug Mart Corp.                                 1,844                91
                                                                       ---------
                                                                             390
FOOD, BEVERAGE & TOBACCO 0.0%
Saputo, Inc.                                               874                42

INSURANCE 0.6%
Great-West Lifeco, Inc.                                  4,612               151
Manulife Financial Corp.                                 7,293               266
Power Corp. of Canada                                    4,249               155
Power Financial Corp.                                    4,850               182
Sun Life Financial, Inc.                                 4,076               193
                                                                       ---------
                                                                             947
MATERIALS 0.5%
Agrium, Inc.                                             1,915                81
Alcan, Inc.                                              3,186               309
Barrick Gold Corp.                                       1,742                57
Goldcorp, Inc.                                           3,252                83
NOVA Chemicals Corp.                                     1,160                44
Potash Corp. of Saskatchewan, Inc.                         790                63
Teck Cominco Ltd., Class B                               1,823                81
                                                                       ---------
                                                                             718
MEDIA 0.2%
Shaw Communications, Inc., Class B                       3,846                91
The Thomson Corp.                                        4,415               184
                                                                       ---------
                                                                             275
PHARMACEUTICALS & BIOTECHNOLOGY 0.0%
Biovail Corp.                                            1,422                27

REAL ESTATE 0.1%
Brookfield Asset Management, Inc., Class A               1,667                58
Brookfield Properties Corp.                              3,589                82
                                                                       ---------
                                                                             140
RETAILING 0.0%
Canadian Tire Corp., Ltd., Class A                         672                52

SOFTWARE & SERVICES 0.0%
CGI Group, Inc., Class A *                               4,135                42

TECHNOLOGY HARDWARE & EQUIPMENT 0.1%
Celestica, Inc. *                                        6,156                36
Nortel Networks Corp. *                                  2,490                54
Research In Motion Ltd. *                                  247                53
                                                                       ---------
                                                                             143
TELECOMMUNICATION SERVICES 0.4%
BCE, Inc.                                               11,868               448
Rogers Communications, Inc., Class B                     1,635                74
Telus Corp.                                                906                50
Telus Corp. - Non Voting                                 1,177                65
                                                                       ---------
                                                                             637
TRANSPORTATION 0.1%
Canadian National Railway Co.                            2,371               123
Canadian Pacific Railway Ltd.                              716                53
                                                                       ---------
                                                                             176
UTILITIES 0.1%
Canadian Utilities Ltd., Class A                         1,370                61
TransAlta Corp.                                          1,363                39
                                                                       ---------
                                                                             100

                                                                       ---------
                                                                           6,977
CAYMAN ISLANDS 0.1%
--------------------------------------------------------------------------------
FOOD, BEVERAGE & TOBACCO 0.0%
Tingyi (Cayman Islands) Holding Corp.                   30,000                35

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.0%
Semiconductor Manufacturing International Corp. *      369,000                48

TECHNOLOGY HARDWARE & EQUIPMENT 0.1%
Foxconn International Holdings Ltd. *                   32,000                92
                                                                       ---------
                                                                             175
DENMARK 0.6%
--------------------------------------------------------------------------------

BANKS 0.1%
Danske Bank A/S                                          4,884               206
Jyske Bank A/S - Reg'd *                                   738                58
                                                                       ---------
                                                                             264

SCHWAB FUNDAMENTAL INTERNATIONAL LARGE COMPANY INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                     NUMBER OF          VALUE
SECURITY                                               SHARES        ($ X 1,000)
FOOD, BEVERAGE & TOBACCO 0.1%
Carlsberg A/S, Class B                                     445                57
Danisco A/S                                                650                48
                                                                     -----------
                                                                             105
PHARMACEUTICALS & BIOTECHNOLOGY 0.1%
H. Lundbeck A/S                                          1,259                33
Novo Nordisk A/S, Class B                                  794                83
                                                                     -----------
                                                                             116
TRANSPORTATION 0.3%
AP Moller - Maersk A/S, Series A                            17               222
AP Moller - Maersk A/S, Series B                            16               211
                                                                     -----------
                                                                             433
                                                                     -----------
                                                                             918
FINLAND 1.1%
--------------------------------------------------------------------------------
CAPITAL GOODS 0.1%
Kone Oyj, B Shares                                       1,348                90
Metso Corp.                                                966                61
                                                                     -----------
                                                                             151
ENERGY 0.0%
Neste Oil Oyj                                            1,636                58

INSURANCE 0.1%
Sampo Oyj, Class A                                       3,877               116

MATERIALS 0.3%
Outokumpu Oyj                                            1,720                53
Stora Enso Oyj, Class R                                 11,491               198
UPM-Kymmene Oyj                                          6,019               134
                                                                     -----------
                                                                             385
MEDIA 0.0%
SanomaWSOY Oyj                                           1,708                55

SOFTWARE & SERVICES 0.1%
TietoEnator Oyj                                          2,480                60

TECHNOLOGY HARDWARE & EQUIPMENT 0.4%
Nokia Oyj                                               22,963               656

UTILITIES 0.1%
Fortum Oyj                                               5,977               193
                                                                     -----------
                                                                           1,674
FRANCE 10.8%
--------------------------------------------------------------------------------
AUTOMOBILES & COMPONENTS 0.8%
Compagnie Generale des Etablissements Michelin,
  Class B                                                1,287               170
PSA Peugeot Citroen                                      6,221               524
Renault S.A.                                             3,192               461
Valeo S.A.                                               1,412                72
                                                                     -----------
                                                                           1,227
BANKS 1.3%
BNP Paribas                                              7,613               837
Credit Agricole S.A.                                    12,954               495
Natixis                                                  2,985                66
Societe Generale                                         3,111               535
                                                                     -----------
                                                                           1,933
CAPITAL GOODS 0.9%
Alstom                                                     799               144
Compagnie de Saint-Gobain                                3,566               394
Eiffage S.A.                                               394                53
Legrand S.A.                                             2,371                81
Safran S.A.                                              3,379                84
Schneider Electric S.A.                                  1,487               198
Thales S.A.                                              1,226                70
Vallourec S.A.                                             292                76
Vinci S.A.                                               2,151               154
Wendel Investissement                                      446                80
                                                                     -----------
                                                                           1,334
COMMERCIAL SERVICES & SUPPLIES 0.1%
Societe BIC S.A.                                         1,182                85

CONSUMER DURABLES & APPAREL 0.4%
Christian Dior S.A.                                      1,688               208
Hermes International                                       517                52
LVMH Moet Hennessy Louis Vuitton S.A.                    2,036               227
Thomson                                                  3,288                54
                                                                     -----------
                                                                             541
CONSUMER SERVICES 0.1%
Accor S.A.                                               1,436               123
Sodexho Alliance S.A.                                    1,049                69
                                                                     -----------
                                                                             192
DIVERSIFIED FINANCIALS 0.1%
Eurazeo                                                    615                86

ENERGY 1.4%
Technip S.A.                                             1,177                96
Total S.A.                                              24,703             1,945
                                                                     -----------
                                                                           2,041
FOOD & STAPLES RETAILING 0.4%
Carrefour S.A.                                           6,901               489
Casino Guichard-Perrachon S.A.                           1,844               180
                                                                     -----------
                                                                             669
FOOD, BEVERAGE & TOBACCO 0.1%
Groupe Danone                                            2,409               175
Pernod Ricard S.A.                                         268                56
                                                                     -----------
                                                                             231
HEALTH CARE EQUIPMENT & SERVICES 0.1%
Essilor International S.A.                               1,457                89

HOUSEHOLD & PERSONAL PRODUCTS 0.2%
L'Oreal S.A.                                             2,629               300

INSURANCE 0.6%
Axa                                                     16,092               628
CNP Assurances                                           1,643               215
Euler Hermes S.A.                                          602                89
                                                                     -----------
                                                                             932

SCHWAB FUNDAMENTAL INTERNATIONAL LARGE COMPANY INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                     NUMBER OF          VALUE
SECURITY                                               SHARES        ($ X 1,000)
MATERIALS 0.5%
Air Liquide S.A.                                         1,449               187
Arkema *                                                 1,434                93
Ciments Francais S.A.                                      285                65
Imerys S.A.                                                948                93
Lafarge S.A.                                             1,595               270
                                                                     -----------
                                                                             708
MEDIA 0.7%
JC Decaux S.A.                                           2,698                84
Lagardere S.C.A.                                         1,141                90
PagesJaunes S.A.                                         4,535                91
Publicis Groupe                                          2,120                91
Societe Television Francaise 1                           1,709                57
Vivendi                                                 13,945               592
                                                                     -----------
                                                                           1,005
PHARMACEUTICALS & BIOTECHNOLOGY 0.3%
Sanofi-Aventis                                           6,186               518

REAL ESTATE 0.2%
Gecina S.A.                                                551                89
Klepierre                                                  350                54
Unibail                                                    706               167
                                                                     -----------
                                                                             310
RETAILING 0.2%
Prinault-Printemps-Redoute S.A.                          1,512               264

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.1%
STMicroelectronics N.V.                                  5,160                89

SOFTWARE & SERVICES 0.1%
Atos Origin S.A. *                                       1,487                88
Cap Gemini S.A.                                            935                62
Dassault Systemes S.A.                                     949                57
                                                                     -----------
                                                                             207
TECHNOLOGY HARDWARE & EQUIPMENT 0.1%
Alcatel-Lucent                                          10,791               126

TELECOMMUNICATION SERVICES 0.6%
Bouygues S.A.                                            2,496               200
France Telecom S.A.                                     28,915               777
                                                                     -----------
                                                                             977
TRANSPORTATION 0.2%
Aeroports de Paris                                         770                86
Air France-KLM                                           2,713               122
Societe des Autoroutes Paris-Rhin-Rhone                    542                53
                                                                     -----------
                                                                             261
UTILITIES 1.3%
Electricite de France (EDF)                              7,242               734
Gaz de France                                            6,223               289
Suez S.A.                                               12,143               638
Veolia Environnement                                     3,861               287
                                                                     -----------
                                                                           1,948

                                                                     -----------
                                                                          16,073
GERMANY 8.8%
--------------------------------------------------------------------------------
AUTOMOBILES & COMPONENTS 2.2%
Bayerische Motoren Werke (BMW) AG                        7,936               493
Continental AG                                             825               119
DaimlerChrysler AG - Reg'd                              20,450             1,852
Volkswagen AG                                            4,416               796
                                                                     -----------
                                                                           3,260
BANKS 0.2%
Commerzbank AG                                           4,322               186
Deutsche Postbank AG - Reg'd                             1,067                83
Hypo Real Estate Holding AG                              1,399                85
                                                                     -----------
                                                                             354
CAPITAL GOODS 0.7%
Heidelberger Druckmaschinen AG                           1,248                61
MAN AG                                                     938               136
Siemens AG - Reg'd                                       7,044               891
                                                                     -----------
                                                                           1,088
CONSUMER DURABLES & APPAREL 0.0%
Adidas AG                                                1,005                61

CONSUMER SERVICES 0.1%
TUI AG *                                                 4,634               131

DIVERSIFIED FINANCIALS 0.5%
Deutsche Bank AG - Reg'd                                 4,734               641
Deutsche Boerse AG                                         770                90
                                                                     -----------
                                                                             731
FOOD & STAPLES RETAILING 0.2%
Metro AG                                                 4,075               316

FOOD, BEVERAGE & TOBACCO 0.0%
Suedzucker AG                                            2,784                53

HEALTH CARE EQUIPMENT & SERVICES 0.2%
Celesio AG                                               1,823               109
Fresenius AG                                               718                52
Fresenius Medical Care AG & Co. KGaA                     2,284               108
                                                                     -----------
                                                                             269
HOUSEHOLD & PERSONAL PRODUCTS 0.1%
Beiersdorf AG                                            1,315                92
Henkel KGaA                                              2,023                99
                                                                     -----------
                                                                             191
INSURANCE 0.9%
Allianz SE-Reg'd                                         4,081               868
Hannover Rueckversicherung AG - Reg'd                    1,295                58
Muenchener Rueckversicherungs-Gesellschaft AG -
   Reg'd                                                 2,012               346
                                                                     -----------
                                                                           1,272
MATERIALS 1.2%
Altana AG                                                4,216                99

SCHWAB FUNDAMENTAL INTERNATIONAL LARGE COMPANY INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                     NUMBER OF          VALUE
SECURITY                                               SHARES        ($ X 1,000)
BASF AG                                                  4,841               626
Bayer AG                                                 6,258               443
HeidelbergCement AG                                        531                78
Lanxess                                                  1,077                58
Linde AG                                                   968               115
Salzgitter AG                                              332                67
ThyssenKrupp AG                                          5,365               297
Wacker Chemie AG                                           260                64
                                                                     -----------
                                                                           1,847
PHARMACEUTICALS & BIOTECHNOLOGY 0.1%
Merck KGaA                                                 909               113

RETAILING 0.1%
KarstadtQuelle AG *                                      3,068                94

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.1%
Infineon Technologies AG *                               5,407                89

SOFTWARE & SERVICES 0.1%
SAP AG                                                   2,852               155

TELECOMMUNICATION SERVICES 0.7%
Deutsche Telekom AG - Reg'd                             60,168             1,038

TRANSPORTATION 0.4%
Deutsche Lufthansa AG - Reg'd                            4,193               118
Deutsche Post AG - Reg'd                                10,587               309
Fraport AG                                               1,534               104
                                                                     -----------
                                                                             531
UTILITIES 1.0%
E.ON AG                                                  6,135               965
RWE AG                                                   4,688               498
                                                                     -----------
                                                                           1,463
                                                                     -----------
                                                                          13,056
GREECE 0.5%
--------------------------------------------------------------------------------
BANKS 0.2%
Alpha Bank A.E.                                          1,658                56
EFG Eurobank Ergasias                                    1,679                60
Emporiki Bank of Greece S.A. *                           1,690                48
National Bank of Greece S.A.                               978                57
Piraeus Bank S.A.                                        1,454                51
                                                                     -----------
                                                                             272
CONSUMER SERVICES 0.1%
OPAP S.A.                                                1,754                60

ENERGY 0.0%
Hellenic Petroleum S.A.                                  2,175                31

FOOD, BEVERAGE & TOBACCO 0.0%
Coca-Cola Hellenic Bottling Co., S.A.                    1,230                55

MATERIALS 0.0%
Titan Cement Co.                                           581                30

TELECOMMUNICATION SERVICES 0.1%
Cosmote Mobile Telecommunications S.A.                   2,554                76
Hellenic Telecommunications Organization S.A.
   (OTE)                                                 4,157               125
                                                                     -----------
                                                                             201
UTILITIES 0.1%
Public Power Corp. S.A. (PPC)                            3,528               105
                                                                     -----------
                                                                             754
HONG KONG 3.1%
--------------------------------------------------------------------------------
BANKS 0.4%
BOC Hong Kong (Holdings) Ltd.                           58,500               150
Dah Sing Banking Group Ltd.                             10,100                23
Dah Sing Financial Group                                   400                 4
Hang Seng Bank Ltd.                                     18,100               285
The Bank of East Asia, Ltd.                              4,900                29
Wing Hang Bank Ltd.                                      4,000                50
Wing Lung Bank Ltd.                                      3,000                32
                                                                     -----------
                                                                             573

CAPITAL GOODS 0.4%
Citic Pacific Ltd.                                      26,000               134
Hutchison Whampoa Ltd.                                  41,000               436
Shanghai Industrial Holdings Ltd.                        8,000                34
                                                                     -----------
                                                                             604
CONSUMER SERVICES 0.0%
Shangri-La Asia Ltd.                                    14,000                33

DIVERSIFIED FINANCIALS 0.1%
Guoco Group Ltd.                                         2,000                29
Hong Kong Exchanges & Clearing Ltd.                      3,000                49
                                                                     -----------
                                                                              78
ENERGY 0.2%
CNOOC Ltd.                                             260,100               309

REAL ESTATE 0.8%
Cheung Kong (Holdings) Ltd.                             13,500               189
China Overseas Land & Investment Ltd.                   52,000               110
Chinese Estates Holdings Ltd.                           14,000                25
Great Eagle Holdings Ltd.                                3,000                11
Hang Lung Group Ltd.                                    11,000                54
Hang Lung Properties Ltd.                               17,000                63
Henderson Investment Ltd.                               20,000                33
Henderson Land Development Co., Ltd.                    14,000               101
Hysan Development Co., Ltd.                             10,000                26
Kerry Properties Ltd.                                    6,500                47
New World Development Co., Ltd.                         17,000                42
Sino Land Co.                                           42,000                94
Sun Hung Kai Properties Ltd.                            15,600               198
Swire Pacific Ltd., Class A                              9,500               108
The Wharf (Holdings) Ltd.                               26,000               107
Wheelock & Co., Ltd.                                    11,000                28
                                                                     -----------
                                                                           1,236
RETAILING 0.1%
China Resources Enterprise Ltd.                         22,000                87

SCHWAB FUNDAMENTAL INTERNATIONAL LARGE COMPANY INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                     NUMBER OF          VALUE
SECURITY                                               SHARES        ($ X 1,000)
TECHNOLOGY HARDWARE & EQUIPMENT 0.0%
Lenovo Group Ltd.                                       50,000                33

TELECOMMUNICATION SERVICES 0.8%
China Mobile Ltd.                                       62,500               718
China Netcom Group Corp., (Hong Kong) Ltd.              56,500               144
China Unicom Ltd.                                      111,800               200
Hutchison Telecommunications International Ltd.         32,000                40
PCCW Ltd.                                               80,000                49
                                                                       ---------
                                                                           1,151
TRANSPORTATION 0.1%
Cathay Pacific Airways Ltd.                             27,800                72
China Merchants Holdings International Co., Ltd.        10,000                49
Hopewell Holdings Ltd.                                   7,000                30
MTR Corp.                                               25,000                63
                                                                       ---------
                                                                             214
UTILITIES 0.2%
CLP Holdings Ltd.                                       22,000               148
Guangdong Investment Ltd.                               74,000                48
Hong Kong & China Gas Co., Ltd.                         25,900                60
Hongkong Electric Holdings Ltd.                         23,500               117
                                                                       ---------
                                                                             373

                                                                       ---------
                                                                           4,691
IRELAND 0.4%
--------------------------------------------------------------------------------
BANKS 0.3%
Allied Irish Banks plc                                   4,735               123
Anglo Irish Bank Corp., plc                              4,514                84
Bank of Ireland                                          5,463               102
Depfa Bank plc                                           5,005               102
                                                                       ---------
                                                                             411

FOOD, BEVERAGE & TOBACCO 0.0%
Kerry Group plc, Class A                                 1,957                52

INSURANCE 0.0%
Irish Life & Permanent plc                               1,857                45

MATERIALS 0.1%
CRH plc                                                  2,845               126

TRANSPORTATION 0.0%
Ryanair Holdings plc *                                   4,784                34
                                                                       ---------
                                                                             668
ITALY 4.6%
--------------------------------------------------------------------------------
AUTOMOBILES & COMPONENTS 0.2%
Fiat S.p.A.                                             10,620               312

BANKS 0.9%
Banca Carige S.p.A.                                     20,047                93
Banca Monte dei Paschi di Siena S.p.A.                  17,951               114
Banca Popolare dell'Emilia Romagna Scrl                  2,015                49
Banca Popolare di Milano Scarl                           3,330                48
Banco Popolare Scarl *                                   3,028                75
Capitalia S.p.A.                                         9,381                88
Intesa Sanpaolo S.p.A.                                  35,761               271
UniCredito Italiano S.p.A.                              53,537               454
Unione di Banche Italiane S.C.p.A.                       3,329                82
                                                                       ---------
                                                                           1,274
CAPITAL GOODS 0.1%
Finmeccanica S.p.A.                                      2,486                75
Pirelli & C. S.p.A. *                                   56,920                64
                                                                       ---------
                                                                             139
CONSUMER DURABLES & APPAREL 0.1%
Benetton Group S.p.A.                                    3,285                55
Luxottica Group S.p.A.                                   1,546                56
                                                                       ---------
                                                                             111
CONSUMER SERVICES 0.1%
Autogrill S.p.A.                                         3,929                82
Lottomatica S.p.A.                                       1,288                47
                                                                       ---------
                                                                             129
DIVERSIFIED FINANCIALS 0.1%
IFIL - Investments S.p.A.                               15,392               162
Mediobanca S.p.A.                                        2,528                53
                                                                       ---------
                                                                             215
ENERGY 1.1%
Eni S.p.A.                                              45,751             1,601
Saipem S.p.A.                                            1,812                65
Saras S.p.A.                                             8,348                49
                                                                       ---------
                                                                           1,715
FOOD, BEVERAGE & TOBACCO 0.1%
Parmalat S.p.A.                                         21,608                77

INSURANCE 0.4%
Alleanza Assicurazioni S.p.A.                            5,234                66
Assicurazioni Generali S.p.A.                            9,985               392
Compagnia Assicuratrice Unipol S.p.A.                   23,333                78
Fondiaria - Sai S.p.A.                                   1,177                56
Mediolanum S.p.A.                                       10,559                80
                                                                       ---------
                                                                             672
MATERIALS 0.1%
Italcementi S.p.A.                                       1,711                47
Italcementi S.p.A. - RNC                                 2,844                50
                                                                       ---------
                                                                              97
MEDIA 0.2%
Gruppo Editoriale L'Espresso S.p.A.                      9,235                49
Mediaset S.p.A.                                          8,226                86
RCS MediaGroup S.p.A.                                    6,181                34
Seat Pagine Gialle S.p.A.                              228,129               126
                                                                       ---------
                                                                             295

SCHWAB FUNDAMENTAL INTERNATIONAL LARGE COMPANY INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                     NUMBER OF          VALUE
SECURITY                                               SHARES        ($ X 1,000)
TELECOMMUNICATION SERVICES 0.4%
Telecom Italia RNC S.p.A.                               67,819               146
Telecom Italia S.p.A.                                  166,766               447
                                                                       ---------
                                                                             593
TRANSPORTATION 0.1%
Autostrade S.p.A.                                        3,362               113

UTILITIES 0.7%
AEM S.p.A                                               14,191                47
Enel S.p.A.                                             83,444               861
Snam Rete Gas S.p.A                                     26,266               145
Terna - Rete Elettrica Nationale S.p.A.                 21,091                72
                                                                       ---------
                                                                           1,125

                                                                       ---------
                                                                           6,867
JAPAN 19.6%
--------------------------------------------------------------------------------
AUTOMOBILES & COMPONENTS 2.5%
Aisin Seiki Co., Ltd.                                    3,100               122
Bosch Corp.                                              4,000                21
Bridgestone Corp.                                        8,600               182
Calsonic Kansei Corp.                                    4,000                15
Daihatsu Motor Co., Ltd.                                 5,000                51
Denso Corp.                                              5,500               207
Fuji Heavy Industries Ltd.                              16,000                75
Honda Motor Co., Ltd.                                   14,100               512
Isuzu Motors Ltd.                                       15,000                81
Koito Manufacturing Co., Ltd.                            2,000                23
Mazda Motor Corp.                                       16,000                91
Mitsubishi Motors Corp. *                               72,000               110
NGK Spark Plug Co., Ltd.                                 2,000                36
Nhk Spring Co., Ltd.                                     2,000                18
Nissan Motors Co., Ltd.                                 47,000               508
Nok Corp.                                                1,400                28
Stanley Electric Co., Ltd.                               1,000                24
Sumitomo Rubber Industries Ltd.                          2,400                29
Suzuki Motor Corp.                                       4,200               122
The Yokohama Rubber Co., Ltd.                            4,000                29
Toyoda Gosei Co., Ltd.                                   1,100                35
Toyota Auto Body Co., Ltd.                               2,200                37
Toyota Industries Corp.                                  2,100                95
Toyota Motor Corp.                                      21,200             1,289
Yamaha Motor Co., Ltd.                                   2,100                59
                                                                       ---------
                                                                           3,799
BANKS 0.9%
Fukuoka Financial Group, Inc. *                          3,400                22
Mitsubishi UFJ Financial Group, Inc.                        28               299
Mitsui Trust Holdings, Inc.                              9,000                79
Mizuho Financial Group, Inc.                                30               211
Sapporo Hokuyo Holdings, Inc.                                2                21
Shinsei Bank Ltd.                                        6,000                22
Sumitomo Mitsui Financial Group, Inc.                       19               172
The 77 Bank Ltd.                                         3,000                20
The Bank Of Kyoto Ltd.                                   2,000                27
The Bank of Yokohama Ltd.                               13,000                90
The Chiba Bank, Ltd.                                     9,000                76
The Chugoku Bank Ltd.                                    2,000                27
The Gunma Bank Ltd.                                      3,000                20
The Hachijuni Bank, Ltd.                                 4,000                29
The Hiroshima Bank Ltd.                                  3,000                17
The Iyo Bank Ltd.                                        2,000                18
The Joyo Bank, Ltd.                                      4,000                23
The San-in Godo Bank Ltd.                                2,000                18
The Shizuoka Bank Ltd.                                   9,000                91
The Sumitomo Trust & Banking Co., Ltd.                   7,000                59
Yamaguchi Financial Group, Inc.                          2,000                25
                                                                      ----------
                                                                           1,366
CAPITAL GOODS 3.0%
Amada Co., Ltd.                                          2,000                23
Asahi Glass Co., Ltd.                                   10,000               134
Daikin Industries Ltd.                                   2,400                94
EBARA Corp.                                              4,000                19
Fanuc Ltd.                                                 600                65
Fuji Electric Holdings Co., Ltd.                         9,000                37
Fujikura Ltd.                                            3,000                19
Hankyu Hanshin Holdings, Inc.                           14,000                71
Hino Motors Ltd.                                         8,000                56
Hitachi Cable Ltd.                                       4,000                25
Hitachi Construction Machinery Co. Ltd.                  2,100                83
Hitachi High-Technologies Corp.                          1,200                29
Ishikawajima-Harima Heavy Industries Co., Ltd.          10,000                38
Itochu Corp.                                            25,000               314
JGC Corp.                                                2,000                41
JS Group Corp.                                           2,800                53
JTEKT Corp.                                              1,600                28
Kajima Corp.                                            13,000                53
Kandenko Co., Ltd.                                       3,000                18
Kawasaki Heavy Industries Ltd.                          13,000                57
Keihan Electric Railway Co., Ltd.                        3,000                11
Kinden Corp.                                             4,000                36
Komatsu Ltd.                                             3,500               110
Kubota Corp.                                             7,000                58
Marubeni Corp.                                          35,000               336
Matsushita Electric Works Ltd.                           8,000               100
Minebea Co., Ltd.                                        3,000                16
Mitsubishi Corp.                                        18,500               546
Mitsubishi Electric Corp.                               18,000               191
Mitsubishi Heavy Industries Ltd.                        30,000               211
Mitsui & Co., Ltd.                                      19,000               446
Mitsui Engineering & Shipbuilding Co., Ltd.              5,000                27
NGK Insulators Ltd.                                      2,000                61
Nippon Sheet Glass Co., Ltd.                             5,000                26
Nishimatsu Construction Co., Ltd.                        6,000                21
NSK Ltd.                                                 4,000                38
NTN Corp.                                                3,000                25
Obayashi Corp.                                           9,000                48
Shimizu Corp.                                           11,000                66
SMC Corp.                                                  700                93
Sumitomo Corp.                                          13,600               263
Sumitomo Electric Industries Ltd.                        6,900               112
Sumitomo Heavy Industries Ltd.                           7,000                86
Taisei Corp.                                            18,000                64

SCHWAB FUNDAMENTAL INTERNATIONAL LARGE COMPANY INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                     NUMBER OF          VALUE
SECURITY                                               SHARES        ($ X 1,000)
The Furukawa Electric Co., Ltd.                          5,000                28
Toda Corp.                                               5,000                27
TOTO Ltd.                                                3,000                25
Toyota Tsusho Corp.                                      3,400                89
                                                                       ---------
                                                                           4,417
COMMERCIAL SERVICES & SUPPLIES 0.2%
Dai Nippon Printing Co., Ltd.                            8,000               117
Kokuyo Co., Ltd.                                         1,600                18
Secom Co., Ltd                                           1,900                84
Sohgo Security Services Co., Ltd.                        1,100                18
Toppan Printing Co., Ltd.                               10,000               108
Toppon Forms Co., Ltd.                                   1,100                12
                                                                       ---------
                                                                             357
CONSUMER DURABLES & APPAREL 1.5%
Casio Computer Co., Ltd.                                 1,500                23
Daito Trust Construction Co., Ltd.                       1,800                89
Daiwa House Industry Co., Ltd.                           4,000                52
Fujifilm Holdings Corp.                                  5,000               219
Funai Electric Co., Ltd.                                   300                17
HASEKO Corp. *                                           5,500                15
Heiwa Corp.                                              1,100                13
Makita Corp.                                             1,800                83
Matsushita Electric Industrial Co., Ltd.                23,000               420
Nikon Corp.                                              3,000                95
Nisshinbo Industries, Inc.                               2,000                25
Onward Kashiyama Co., Ltd.                               2,000                24
Pioneer Corp.                                            3,600                48
Sankyo Co., Ltd.                                           600                24
Sanyo Electric Co., Ltd. *                              82,000               127
Sega Sammy Holdings, Inc.                                1,400                20
Sekisui Chemical Co., Ltd.                               6,000                47
Sekisui House, Ltd.                                      6,000                74
Sharp Corp.                                              9,000               155
Shimano, Inc.                                              600                19
Sony Corp.                                               9,600               513
Sumitomo Forestry Co., Ltd.                              3,000                28
Toyobo Co., Ltd.                                         7,000                19
Victor Co. of Japan Ltd. *                               5,000                15
Yamaha Corp.                                             1,500                33
                                                                       ---------
                                                                           2,197
CONSUMER SERVICES 0.0%
Benesse Corp.                                              600                19
Oriental Land Co., Ltd.                                    600                31
                                                                       ---------
                                                                              50
DIVERSIFIED FINANCIALS 0.8%
Acom Co., Ltd.                                           2,440                87
Aiful Corp.                                              2,800                70
Credit Saison Co., Ltd.                                  1,200                29
Daiwa Securities Group, Inc.                             6,000                64
Hitachi Capital Corp.                                    1,100                16
Mitsubishi UFJ Lease & Finance Co., Ltd.                 5,160               229
Mitsubishi UFJ Securities Co., Ltd.                      6,000                65
Nikko Cordial Corp.                                      6,500                87
Nomura Holdings, Inc.                                    8,800               167
Orient Corp. *                                           7,000                 9
ORIX Corp.                                                 440               106
Promise Co., Ltd.                                        2,750                74
Sanyo Shinpan Finance Co., Ltd.                            450                14
Sfcg Co., Ltd.                                             120                19
Shinko Securities Co., Ltd.                              4,000                19
Takefuji Corp.                                           2,580                80
                                                                       ---------
                                                                           1,135
ENERGY 0.6%
Cosmo Oil Co., Ltd.                                     18,000               102
INPEX Holdings, Inc.                                        16               162
Japan Petroleum Exploration Co., Ltd.                      300                20
Nippon Mining Holdings, Inc.                            12,000               121
Nippon Oil Corp.                                        28,000               249
Showa Shell Sekiyu K.K.                                  7,200                89
TonenGeneral Sekiyu K.K.                                 9,000                88
                                                                       ---------
                                                                             831
FOOD & STAPLES RETAILING 0.2%
Aeon Co., Ltd.                                           7,300               117
FamilyMart Co., Ltd.                                       800                21
Lawson, Inc.                                               800                27
Ryoshoku Ltd.                                            1,300                29
The Seiyu Ltd. *                                        32,000                33
Uny Co., Ltd.                                            4,000                42
                                                                       ---------
                                                                             269
FOOD, BEVERAGE & TOBACCO 0.6%
Ajinomoto Co., Inc.                                      6,000                73
Asahi Breweries Ltd.                                     4,900                70
Coca-Cola West Holdings Co., Ltd.                        1,000                21
Ezaki Glico Co., Ltd.                                    2,000                20
House Foods Corp.                                        1,300                19
Japan Tobacco, Inc.                                         59               300
Kikkoman Corp.                                           2,000                27
Kirin Brewery Co., Ltd.                                  8,000               114
Meiji Dairies Corp.                                      3,000                18
Meiji Seika Kaisha Ltd.                                  4,200                19
Nichirei Corp.                                           3,000                14
Nippon Meat Packers, Inc.                                4,000                43
Nisshin Seifun Group, Inc.                               2,500                23
Nissin Food Products Co., Ltd.                             800                24
Q.P. Corp.                                               2,200                21
Sapporo Holdings Ltd.                                    3,000                18
Toyo Suisan Kaisha Ltd.                                  1,500                25
Yakult Honsha Co., Ltd.                                  1,000                24
Yamazaki Baking Co., Ltd.                                4,000                32
                                                                       ---------
                                                                             905
HEALTH CARE EQUIPMENT & SERVICES 0.2%
Alfresa Holdings Corp.                                   1,400                96
Mediceo Paltac Holdings Co., Ltd.                        2,100                31
Olympus Corp.                                            1,500                62
Suzuken Co., Ltd.                                        1,300                40
Terumo Corp.                                             2,000                85
                                                                       ---------
                                                                             314

SCHWAB FUNDAMENTAL INTERNATIONAL LARGE COMPANY INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                     NUMBER OF          VALUE
SECURITY                                               SHARES        ($ X 1,000)
HOUSEHOLD & PERSONAL PRODUCTS 0.1%
Kao Corp.                                                3,000                83
Lion Corp.                                               4,000                22
Shiseido Co., Ltd.                                       3,000                64
Unicharm Corp.                                             300                16
                                                                       ---------
                                                                             185
INSURANCE 0.4%
Aioi Insurance Co., Ltd.                                 6,000                36
Millea Holdings, Inc.                                    4,200               167
Mitsui Sumitomo Insurance Co., Ltd.                      8,000                92
NIPPONKOA Insurance Co., Ltd.                           10,000                91
Nissay Dowa General Insurance Co., Ltd.                  3,000                17
Sompo Japan Insurance, Inc.                              5,000                58
T&D Holdings, Inc.                                       1,200                78
The Fuji Fire and Marine Insurance Co., Ltd.             4,000                15
                                                                       ---------
                                                                             554
MATERIALS 1.5%
Asahi Kasei Corp.                                       12,000                86
Daicel Chemical Industries Ltd.                          3,000                20
Daido Steel Co., Ltd                                     3,000                22
Dainippon Ink & Chemicals, Inc.                         11,000                43
Denki Kagaku Kogyo Kabushiki Kaisha                      4,000                20
Dowa Holdings Co., Ltd.                                  2,000                24
Hitachi Chemical Co., Ltd.                               1,400                30
Hitachi Metals Ltd.                                      2,000                24
JFE Holdings, Inc.                                       3,500               240
JSR Corp.                                                1,100                28
Kaneka Corp.                                             3,000                24
Kobe Steel Ltd.                                         21,000                81
Kuraray Co., Ltd.                                        3,000                34
Mitsubishi Gas Chemical Co., Inc.                        2,000                17
Mitsubishi Materials Corp.                              12,000                77
Mitsubishi Rayon Co., Ltd.                               4,000                30
Mitsui Chemicals, Inc.                                   8,000                62
Mitsui Mining & Smelting Co., Ltd.                       5,000                24
Nippon Light Metal Co., Ltd.                             8,000                21
Nippon Paper Group, Inc.                                    21                68
Nippon Steel Corp.                                      31,000               233
Nisshin Steel Co., Ltd.                                  7,000                31
Nitto Denko Corp.                                        1,600                84
Oji Paper Co., Ltd.                                     15,000                72
Shin-Etsu Chemical Co., Ltd.                             1,700               126
Showa Denko K.K.                                        10,000                35
Sumitomo Bakelite Co., Ltd.                              2,000                14
Sumitomo Chemical Co., Ltd.                             12,000                89
Sumitomo Metal Industries, Ltd.                         18,000               104
Sumitomo Metal Mining Co., Ltd.                          2,000                48
Sumitomo Osaka Cement Co., Ltd.                          4,000                10
Taiheiyo Cement Corp.                                   13,000                55
Taiyo Nippon Sanso Corp.                                 2,000                18
Teijin Ltd.                                             11,000                60
Tokuyama Corp.                                           2,000                29
Tokyo Steel Manufacturing Co., Ltd.                      1,200                20
Toray Industries, Inc.                                  11,000                88
Tosoh Corp.                                              5,000                30
Toyo Seikan Kaisha Ltd.                                  2,800                49
Ube Industries Ltd.                                      8,000                24
                                                                       ---------
                                                                           2,194
MEDIA 0.1%
Dentsu, Inc.                                                34                87
Fuji Television Network, Inc.                               20                41
Nippon Television Network Corp.                            210                28
Toho Co., Ltd.                                           1,000                18
Tokyo Broadcasting System, Inc.                            900                24
TV Asahi Corp.                                               9                17
                                                                       ---------
                                                                             215
PHARMACEUTICALS & BIOTECHNOLOGY 0.5%
Astellas Pharma, Inc.                                    1,800                74
Chugai Pharmaceutical Co., Ltd.                          4,400                76
Daiichi Sankyo Co., Ltd.                                 2,300                64
Eisai Co., Ltd.                                          1,100                46
Kyowa Hakko Kogyo Co., Ltd.                              3,000                30
Ono Pharmaceutical Co., Ltd.                             1,500                78
Shionogi & Co., Ltd.                                     2,000                32
Taisho Pharmaceutical Co., Ltd.                          3,000                58
Takeda Pharmaceutical Co., Ltd.                          3,600               235
Tanabe Seiyaku Co., Ltd.                                 2,000                23
                                                                       ---------
                                                                             716
REAL ESTATE 0.2%
Leopalace21 Corp.                                          900                29
Mitsubishi Estate Co., Ltd.                              3,000                76
Mitsui Fudosan Co., Ltd.                                 3,000                78
Sumitomo Realty & Development Co., Ltd.                  1,500                45
Tokyo Tatemono Co., Ltd.                                 2,000                24
Tokyu Land Corp.                                         2,000                19
                                                                       ---------
                                                                             271
RETAILING 0.3%
Aoyama Trading Co., Ltd.                                   600                17
Canon Marketing Japan, Inc.                              1,700                31
EDION Corp.                                              1,100                12
Fast Retailing Co., Ltd.                                 1,200                68
Hankyu Department Stores, Inc.                           2,100                20
Isetan Co., Ltd.                                         1,500                24
Izumi Co., Ltd.                                          1,200                19
Marui Co., Ltd.                                          3,600                41
Mitsukoshi, Ltd.                                         7,000                34
Shimamura Co., Ltd.                                        200                19
Takashimaya Co., Ltd.                                    4,000                45
The Daiei, Inc. *                                        4,950                45
The Daimaru, Inc.                                        2,000                23
Yamada Denki Co., Ltd.                                     810                80
                                                                       ---------
                                                                             478
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.3%
Advantest Corp.                                          1,700                66
Elpida Memory, Inc. *                                      500                22
NEC Electronics Corp. *                                  2,300                66

SCHWAB FUNDAMENTAL INTERNATIONAL LARGE COMPANY INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                     NUMBER OF          VALUE
SECURITY                                               SHARES        ($ X 1,000)
Rohm Co., Ltd.                                             800                67
Sumco Corp.                                              1,500                77
Tokyo Electron Ltd.                                      1,300                94
                                                                       ---------
                                                                             392
SOFTWARE & SERVICES 0.3%
CSK Holdings Corp.                                         400                13
ITOCHU Techno-Solutions Corp.                              500                18
KONAMI Corp.                                             1,000                23
Nintendo Co., Ltd.                                         430               207
Nomura Research Institute, Ltd.                          3,300               105
NTT Data Corp.                                              16                67
Oracle Corp. Japan                                         500                22
                                                                       ---------
                                                                             455
TECHNOLOGY HARDWARE & EQUIPMENT 2.0%
Alps Electric Co., Ltd.                                  2,900                29
Brother Industries, Ltd.                                 2,000                29
Canon, Inc.                                              6,600               349
Citizen Holdings Co., Ltd.                               3,000                28
Fujitsu Ltd.                                            37,000               244
Hitachi Ltd.                                            68,000               489
Hitachi Maxell Ltd.                                      1,100                13
Hoya Corp.                                               2,800                88
Ibiden Co., Ltd.                                         1,100                81
Keyence Corp.                                              300                64
Konica Minolta Holdings, Inc.                            4,000                59
Kyocera Corp.                                            2,100               204
Mabuchi Motor Co., Ltd.                                    300                18
Murata Manufacturing Co., Ltd.                           1,100                82
NEC Corp.                                               44,000               215
Nidec Corp.                                              1,300                86
Nippon Electric Glass Co., Ltd.                          5,000                78
Oki Electric Industry Co., Ltd. *                       16,000                31
OMRON Corp.                                              2,100                56
Ricoh Co., Ltd.                                          6,000               130
Seiko Epson Corp.                                        3,400                99
Taiyo Yuden Co., Ltd.                                    1,000                22
Tdk Corp.                                                  800                68
Toshiba Corp.                                           43,000               403
Toshiba Tec Corp.                                        3,000                17
Yokogawa Electric Corp.                                  1,600                22
                                                                       ---------
                                                                           3,004
TELECOMMUNICATION SERVICES 1.3%
KDDI Corp.                                                  30               199
Nippon Telegraph & Telephone Corp.                         265             1,152
NTT DoCoMo, Inc.                                           340               472
Softbank Corp.                                           3,500                74
                                                                       ---------
                                                                           1,897
TRANSPORTATION 0.9%
All Nippon Airways Co., Ltd.                            15,000                57
Central Japan Railway Co.                                   16               165
East Japan Railway Co.                                      35               260
Fukuyama Transporting Co., Ltd.                          3,400                18
Japan Airlines Corp. *                                  36,000                70
Kamigumi Co., Ltd.                                       2,000                17
Kawasaki Kisen Kaisha, Ltd.                              5,000                68
Keihin Electric Express Railway Co., Ltd.                3,000                18
Keio Corp.                                               5,000                32
Keisei Electric Railway Co., Ltd.                        3,000                15
Kintetsu Corp.                                          16,000                47
Mitsui O.S.K. Lines, Ltd.                                7,000               109
Nagoya Railroad Co., Ltd.                               11,000                32
Nippon Express Co., Ltd.                                14,000                76
Nippon Yusen Kabushiki Kaisha                           12,000               121
Nishi-Nippon Railroad Co., Ltd.                          3,000                11
Odakyu Electric Railway Co., Ltd.                        5,000                29
Seino Holdings Co., Ltd.                                 3,000                29
Tobu Railway Co., Ltd.                                   7,000                31
Tokyu Corp.                                              8,000                50
West Japan Railway Co.                                      23               104
Yamato Holdings Co., Ltd.                                4,000                60
                                                                       ---------
                                                                           1,419
UTILITIES 1.2%
Chubu Electric Power Co., Inc.                           9,200               231
Electric Power Development Co., Ltd.                     1,600                55
Hokkaido Electric Power Co., Inc.                        2,500                52
Hokuriku Electric Power Co.                              2,800                53
Kyushu Electric Power Co., Inc.                          6,800               161
Osaka Gas Co., Ltd.                                     24,000                83
Shikoku Electric Power Co., Inc.                         2,900                66
The Chugoku Electric Power Co., Inc.                     5,500               105
The Kansai Electric Power Co., Inc.                     11,400               253
The Tokyo Electric Power Co., Inc.                      17,400               464
Toho Gas Co., Ltd.                                       6,000                28
Tohoku Electric Power Co., Inc.                          7,200               160
Tokyo Gas Co., Ltd.                                     22,000                95
                                                                       ---------
                                                                           1,806

                                                                       ---------
                                                                          29,226
LUXEMBOURG 0.1%
--------------------------------------------------------------------------------
MEDIA 0.1%
RTL Group                                                  676                76
SES FDR                                                  3,507                74
                                                                       ---------
                                                                             150
                                                                       ---------
                                                                             150
NETHERLANDS 3.7%
--------------------------------------------------------------------------------
BANKS 0.5%
ABN AMRO Holding N.V.                                   14,179               700

CAPITAL GOODS 0.2%
European Aeronautic Defence & Space Co.                  9,073               272

COMMERCIAL SERVICES & SUPPLIES 0.0%
Randstad Holding N.V.                                    1,010                65

SCHWAB FUNDAMENTAL INTERNATIONAL LARGE COMPANY INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                     NUMBER OF          VALUE
SECURITY                                               SHARES        ($ X 1,000)
CONSUMER DURABLES & APPAREL 0.2%
Koninklijke (Royal) Philips Electronics N.V.             8,752               354

DIVERSIFIED FINANCIALS 0.8%
ING Groep N.V. CVA                                      28,425             1,200
SNS Reaal                                                3,355                75
                                                                       ---------
                                                                           1,275
FOOD & STAPLES RETAILING 0.2%
Koninklijke Ahold N.V. *                                28,114               356

FOOD, BEVERAGE & TOBACCO 0.6%
Heineken Holding N.V.                                    1,732                93
Heineken N.V.                                            1,542                98
Royal Numico N.V.                                          738                54
Unilever N.V. CVA                                       23,191               701
                                                                       ---------
                                                                             946
INSURANCE 0.2%
Aegon N.V.                                              15,881               287

MATERIALS 0.5%
Akzo Nobel N.V.                                          2,660               219
Arcelor Mittal                                           5,612               344
James Hardie Industries N.V. CDI                         5,367                34
Koninklijke DSM N.V.                                     1,883                97
                                                                       ---------
                                                                             694
MEDIA 0.1%
Reed Elsevier N.V.                                       4,449                82
Wolters Kluwer N.V.                                      1,635                48
                                                                       ---------
                                                                             130
REAL ESTATE 0.1%
Corio N.V.                                                 755                54
Rodamco Europe N.V.                                        562                72
                                                                       ---------
                                                                             126
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.1%
ASML Holding N.V. *                                      3,427               101

TELECOMMUNICATION SERVICES 0.1%
Koninklijke (Royal) KPN N.V.                            12,716               197

TRANSPORTATION 0.1%
TNT N.V.                                                 2,038                87
                                                                       ---------
                                                                           5,590
NEW ZEALAND 0.1%
--------------------------------------------------------------------------------
MATERIALS 0.0%
Fletcher Building Ltd.                                   3,664                35

TELECOMMUNICATION SERVICES 0.1%
Telecom Corp. of New Zealand Ltd.                       17,670                61

TRANSPORTATION 0.0%
Air New Zealand Ltd.                                    10,092                20

UTILITIES 0.0%
Contact Energy Ltd.                                      6,089                43
                                                                       ---------
                                                                             159
NORWAY 1.2%
--------------------------------------------------------------------------------
BANKS 0.1%
DnB NOR A.S.A.                                          10,841               143

CAPITAL GOODS 0.1%
Orkla A.S.A.                                             7,914               149

ENERGY 0.8%
Aker Kvaerner A.S.A.                                     3,200                82
Norsk Hydro A.S.A.                                      11,028               424
Statoil A.S.A.                                          21,852               646
                                                                       ---------
                                                                           1,152
INSURANCE 0.0%
Storebrand A.S.A.                                        3,300                49

MATERIALS 0.1%
Norske Skogindustrier A.S.A.                             3,200                45
Yara International A.S.A.                                3,200                85
                                                                       ---------
                                                                             130
TELECOMMUNICATION SERVICES 0.1%
Telenor A.S.A. *                                         6,484               118
                                                                       ---------
                                                                           1,741
PORTUGAL 0.4%
--------------------------------------------------------------------------------
BANKS 0.2%
Banco BPI S.A. - Reg'd                                   9,758                90
Banco Comercial Portugues S.A. - Reg'd                  21,125               108
Banco Espirito Santo S.A. - Reg'd                        1,979                46
                                                                       ---------
                                                                             244
MATERIALS 0.0%
CIMPOR-Cimentos de Portugal, SGPS S.A.                   5,088                50

TELECOMMUNICATION SERVICES 0.1%
Portugal Telecom SGPS S.A. - Reg'd                       8,909               125

TRANSPORTATION 0.0%
Brisa - Auto-Estradas de Portugal S.A., Private
   Shares                                                4,094                55

UTILITIES 0.1%
EDP - Energias de Portugal S.A.                         23,427               133
                                                                       ---------
                                                                             607
SINGAPORE 0.8%
--------------------------------------------------------------------------------
BANKS 0.2%
DBS Group Holdings Ltd.                                  9,056               136
Oversea-Chinese Banking Corp., Ltd.                     12,897                76
United Overseas Bank Ltd.                                7,238               106
                                                                       ---------
                                                                             318
CAPITAL GOODS 0.1%
Fraser & Neave Ltd.                                     14,000                48
Keppel Corp. Ltd.                                        6,000                52
SembCorp Industries Ltd.                                11,000                41

SCHWAB FUNDAMENTAL INTERNATIONAL LARGE COMPANY INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                     NUMBER OF          VALUE
SECURITY                                               SHARES        ($ X 1,000)
Singapore Technologies Engineering Ltd.                 20,700                50
                                                                       ---------
                                                                             191
MEDIA 0.0%
Singapore Press Holdings Ltd.                            9,000                26

REAL ESTATE 0.1%
Capitaland Ltd.                                         10,000                49
City Developments Ltd.                                   9,000                88
UOL Group Ltd.                                          12,000                42
                                                                       ---------
                                                                             179
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.0%
Chartered Semiconductor Manufacturing Ltd. *            21,000                15

TELECOMMUNICATION SERVICES 0.2%
Singapore Telecommunications Ltd.                       93,486               213

TRANSPORTATION 0.2%
ComfortDelGro Corp., Ltd.                               29,000                39
Neptune Orient Lines Ltd.                               24,146                88
Singapore Airlines Ltd. *                                8,000               101
SMRT Corp., Ltd.                                        18,492                21
                                                                       ---------
                                                                             249
                                                                       ---------
                                                                           1,191
SPAIN 3.2%
--------------------------------------------------------------------------------
BANKS 0.9%
Banco Bilbao Vizcaya Argentaria S.A.                    18,977               465
Banco de Sabadell S.A.                                   7,430                80
Banco Espanol de Credito S.A.                            2,260                47
Banco Popular Espanol S.A.                               6,473               116
Banco Santander Central Hispano S.A.                    32,305               615
Bankinter SA                                             2,675                46
                                                                       ---------
                                                                           1,369
CAPITAL GOODS 0.3%
Acciona S.A.                                               226                58
ACS, Actividades de Construccion y Servicios
   S.A.                                                    865                51
Fomento de Construcciones y Contratas S.A. (FCC)           963                87
Gamesa Corp. Tecnologica S.A.                            1,021                41
Grupo Ferrovial S.A.                                       942                84
Sacyr Vallehermoso S.A.                                  1,065                48
Zardoya Otis S.A.                                          879                27
                                                                       ---------
                                                                             396
ENERGY 0.5%
Compania Espanola de Petroleos S.A.                      1,591               144
Repsol YPF S.A.                                         14,212               536
                                                                       ---------
                                                                             680
FOOD, BEVERAGE & TOBACCO 0.1%
Altadis S.A.                                             1,884               123

INSURANCE 0.0%
Mapfre S.A.                                              7,491                35

MATERIALS 0.0%
Acerinox S.A.                                            2,057                53

MEDIA 0.0%
Gestevision Telecinco S.A.                               1,474                40

REAL ESTATE 0.0%
Metrovacesa S.A.                                           338                37

RETAILING 0.1%
Industria de Diseno Textil S.A.                          1,484                89

TELECOMMUNICATION SERVICES 0.6%
Telefonica S.A.                                         36,056               844

TRANSPORTATION 0.0%
Abertis Infraestructuras S.A.                            1,925                56

UTILITIES 0.7%
Enagas                                                   1,718                41
Endesa S.A.                                              5,534               299
Gas Natural SDG S.A.                                     2,455               141
Iberdrola S.A.                                           8,607               479
Union Fenosa S.A.                                        1,779                97
                                                                       ---------
                                                                           1,057
                                                                       ---------
                                                                           4,779
SWEDEN 2.1%
--------------------------------------------------------------------------------
BANKS 0.5%
Nordea Bank AB                                          18,883               304
Skandinaviska Enskilda Banken AB (SEB), Class A          4,170               143
Svenska Handelsbanken AB, Class A                        4,773               137
Swedbank AB, Class A                                     3,742               136
                                                                       ---------
                                                                             720
CAPITAL GOODS 0.6%
Assa Abloy AB, B Shares                                  4,032                87
Atlas Copco AB, A Shares                                 3,032                52
Atlas Copco AB, B Shares                                 5,200                83
Sandvik AB                                               6,029               121
Scania AB, A Shares                                      3,227                81
Scania AB, B Shares                                      3,150                75
Skanska AB, B Shares                                     3,717                80
SKF AB, B Shares                                         2,562                53
Volvo AB, A Shares                                       4,503                83
Volvo AB, B Shares                                      10,750               198
                                                                       ---------
                                                                             913
COMMERCIAL SERVICES & SUPPLIES 0.1%
Securitas AB, B Shares                                   3,200                49

CONSUMER DURABLES & APPAREL 0.1%
Electrolux AB, Series B                                  5,347               134

SCHWAB FUNDAMENTAL INTERNATIONAL LARGE COMPANY INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                     NUMBER OF          VALUE
SECURITY                                               SHARES        ($ X 1,000)
Husqvarna AB, A Shares                                     210                 3
Husqvarna AB, B Shares                                   3,200                44
                                                                       ---------
                                                                             181
DIVERSIFIED FINANCIALS 0.2%
Industrivarden AB, A Shares                              1,900                41
Industrivarden AB, C Shares                              2,700                55
Investor AB, A Shares                                    3,149                80
Investor AB, B Shares                                    4,369               113
                                                                       ---------
                                                                             289
FOOD, BEVERAGE & TOBACCO 0.0%
Swedish Match AB                                         2,200                43

MATERIALS 0.2%
Boliden AB                                               1,650                38
Holmen AB, B Shares                                      1,200                50
SSAB Svenskt Stal AB, Series A                           2,100                75
SSAB Svenskt Stal AB, Series B                           1,435                49
Svenska Cellulosa AB (SCA),
  B Shares                                               7,200               127
                                                                       ---------
                                                                             339
RETAILING 0.1%
Hennes & Mauritz AB, Class B                             2,269               130

TECHNOLOGY HARDWARE & EQUIPMENT 0.1%
Telefonaktiebolaget LM Ericsson, Class B                50,626               190

TELECOMMUNICATION SERVICES 0.2%
Tele2 AB, B Shares                                       3,600                63
TeliaSonera AB                                          25,966               196
                                                                       ---------
                                                                             259

                                                                       ---------
                                                                           3,113
SWITZERLAND 3.8%
--------------------------------------------------------------------------------
CAPITAL GOODS 0.2%
ABB Ltd. - Reg'd                                         7,896               190
Geberit AG - Reg'd                                         195                32
Schindler Holding AG - Reg'd                               606                39
                                                                       ---------
                                                                             261
COMMERCIAL SERVICES & SUPPLIES 0.1%
Adecco S.A. - Reg'd                                      1,284                89
SGS S.A. - Reg'd                                            68                82
                                                                      ----------
                                                                             171
CONSUMER DURABLES & APPAREL 0.1%
Compagnie Financiere Richemont S.A., Series A *          1,289                81
Swatch Group AG                                            304                92
Swatch Group AG - Reg'd                                    551                32
                                                                       ---------
                                                                             205
DIVERSIFIED FINANCIALS 0.9%
Credit Suisse Group - Reg'd                              8,495               554
Julius Baer Holding AG - Reg'd                             690                48
Pargesa Holding S.A.                                       779                85
UBS AG - Reg                                            12,276               680
                                                                       ---------
                                                                           1,367
FOOD, BEVERAGE & TOBACCO 0.6%
Nestle S.A. - Reg'd                                      2,429               933

INSURANCE 0.5%
Baloise Holding AG - Reg'd                                 564                53
Swiss Life Holding - Reg'd *                               293                72
Swiss Re - Reg'd                                         2,910               250
Zurich Financial Services AG - Reg'd                     1,345               392
                                                                       ---------
                                                                             767
MATERIALS 0.4%
Ciba Specialty Chemicals AG - Reg'd                        931                57
Clariant AG - Reg'd *                                    2,529                39
Givaudan S.A. - Reg'd                                       33                31
Holcim Ltd. - Reg'd                                      1,629               172
Lonza Group AG - Reg'd                                     398                37
Syngenta AG - Reg'd                                        419                79
Xstrata plc                                              1,909               122
                                                                       ---------
                                                                             537

PHARMACEUTICALS & BIOTECHNOLOGY 0.8%
Novartis AG - Reg'd                                     11,388               614
Roche Holding AG                                           441                88
Roche Holding AG - Genusschein                           2,480               439
                                                                       ---------
                                                                           1,141
TELECOMMUNICATION SERVICES 0.1%
Swisscom AG - Reg'd                                        530               180

TRANSPORTATION 0.1%
Kuehne & Nagel International AG - Reg'd                    570                56
                                                                       ---------
                                                                           5,618
THAILAND 0.0%
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES 0.0%
Total Access Communication Public Co., Ltd. *           22,000                29
                                                                       ---------
                                                                              29
UNITED KINGDOM 18.3%
--------------------------------------------------------------------------------
AUTOMOBILES & COMPONENTS 0.0%
GKN plc                                                  8,837                69

BANKS 3.4%
Alliance & Leicester plc                                 3,649                76
Barclays plc                                            50,739               713
Bradford & Bingley plc                                   4,123                35
HBOS plc                                                29,659               578
HSBC Holdings plc                                       95,586             1,771
Lloyds TSB Group plc                                    65,362               735
Northern Rock plc                                        4,722                77
Royal Bank of Scotland Group plc                        75,638               900
Standard Chartered plc                                   7,267               238
                                                                       ---------
                                                                           5,123
CAPITAL GOODS 0.4%
BAE Systems plc                                         20,267               172

SCHWAB FUNDAMENTAL INTERNATIONAL LARGE COMPANY INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                     NUMBER OF          VALUE
SECURITY                                               SHARES        ($ X 1,000)
Bunzl plc                                                3,278                43
Cobham plc                                               8,421                32
Rolls-Royce Group plc *                                  7,357                76
Smiths Group plc                                         2,439                51
Tomkins plc                                             11,002                52
Travis Perkins plc                                       1,056                40
Wolseley plc                                             4,563               100
                                                                     -----------
                                                                             566
COMMERCIAL SERVICES & SUPPLIES 0.2%
Capita Group plc                                         5,366                78
Experian Group Ltd.                                     11,370               130
G4S plc                                                 11,210                49
Hays plc                                                15,950                52
Rentokil Initial plc                                    25,602                80
                                                                     -----------
                                                                             389
CONSUMER DURABLES & APPAREL 0.1%
Burberry Group plc                                       6,331                81
Persimmon plc                                            2,290                53
                                                                     -----------
                                                                             134
CONSUMER SERVICES 0.6%
Carnival plc                                             3,962               173
Compass Group plc                                       21,938               148
Enterprise Inns plc                                      6,204                85
InterContinental Hotels Group plc                        4,191                95
Ladbrokes plc                                           14,804               122
Mitchells & Butlers plc                                  4,204                66
Rank Group plc                                          14,119                49
Whitbread plc                                            1,802                60
William Hill plc                                         3,988                48
                                                                     -----------
                                                                             846
DIVERSIFIED FINANCIALS 0.3%
3i Group plc                                             3,967                86
Amvescap plc                                             4,379                55
ICAP plc                                                 5,737                55
International Personal Finance *                         3,146                14
Man Group plc                                            4,419                50
Provident Financial plc                                  1,573                28
Schroders plc                                            3,238                80
Schroders plc - Non Voting                               2,215                49
                                                                     -----------
                                                                             417
ENERGY 4.6%
BG Group plc                                            11,657               190
BP plc                                                 253,476             2,936
Royal Dutch Shell plc, Class A                          55,269             2,153
Royal Dutch Shell plc, Class B                          41,531             1,642
                                                                     -----------
                                                                           6,921
FOOD & STAPLES RETAILING 0.5%
J Sainsbury plc                                         22,426               260
Tesco plc                                               43,754               359
William Morrison Supermarkets plc                       13,273                81
                                                                     -----------
                                                                             700
FOOD, BEVERAGE & TOBACCO 1.5%
Associated British Foods plc                             6,386               109
British American Tobacco plc                            12,211               395
Cadbury Schweppes plc                                   14,619               181
Diageo plc                                              16,404               335
Imperial Tobacco Group plc                               2,772               122
SABMiller plc                                            5,122               131
Scottish & Newcastle plc                                10,294               123
Tate & Lyle plc                                          7,280                83
Unilever plc                                            23,376               729
                                                                     -----------
                                                                           2,208
HEALTH CARE EQUIPMENT & SERVICES 0.1%
Smith & Nephew plc                                       7,149                85

HOUSEHOLD & PERSONAL PRODUCTS 0.1%
Reckitt Benckiser plc                                    2,177               116

INSURANCE 0.9%
Aviva plc                                               28,142               391
Friends Provident plc                                   18,069                68
Legal & General Group plc                               82,427               232
Old Mutual plc                                          58,858               193
Prudential plc                                          23,469               323
Royal & Sun Alliance Insurance Group plc                28,966                78
                                                                     -----------
                                                                           1,285
MATERIALS 1.0%
Anglo American plc                                         440                26
Anglo American plc - Consolidation                       6,763               393
Antofagasta plc                                          4,864                71
BHP Billiton plc                                         8,032               236
Hanson plc                                               5,707               125
Imperial Chemical Industries plc                         6,629                84
Johnson Matthey plc                                      1,718                59
Kazakhmys plc                                            1,749                44
Lonmin plc                                               1,173                82
Mondi Ltd. *                                               742                 6
Mondi plc *                                              1,857                16
Rexam plc                                                6,105                62
Rio Tinto plc                                            4,291               310
                                                                     -----------
                                                                           1,514
MEDIA 0.5%
British Sky Broadcasting Group plc                       4,172                56
Daily Mail & General Trust                               3,204                46
EMAP plc                                                 2,477                42
EMI Group plc                                            8,115                42
ITV plc                                                 26,924                55
Pearson plc                                              7,404               119
Reed Elsevier plc                                        6,820                84
Reuters Group plc                                        8,618               108
Trinity Mirror plc                                       4,860                50
United Business Media plc                                3,203                49
WPP Group plc                                            5,507                79
Yell Group plc                                           8,829                82
                                                                     -----------
                                                                             812

SCHWAB FUNDAMENTAL INTERNATIONAL LARGE COMPANY INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                     NUMBER OF          VALUE
SECURITY                                               SHARES        ($ X 1,000)
PHARMACEUTICALS & BIOTECHNOLOGY 0.9%
AstraZeneca plc                                          7,392               382
GlaxoSmithKline plc                                     36,663               928
Shire plc                                                3,741                92
                                                                     -----------
                                                                           1,402
REAL ESTATE 0.2%
British Land Co., plc                                    1,978                49
Hammerson plc                                            1,934                47
Land Securities Group plc                                2,440                83
Liberty International plc                                3,594                75
Segro plc *                                              7,345                80
                                                                     -----------
                                                                             334
RETAILING 0.4%
DSG International plc                                   22,599                71
Home Retail Group                                        9,584                80
Kesa Electricals plc                                     5,966                38
Kingfisher plc                                          27,961               120
Marks & Spencer Group plc                                9,976               127
Next plc                                                 2,301                88
Signet Group plc                                        17,725                35
The Carphone Warehouse Group plc                        12,062                86
                                                                     -----------
                                                                             645
SOFTWARE & SERVICES 0.1%
LogicaCMG plc                                           12,058                38
The Sage Group plc                                      12,131                56
                                                                     -----------
                                                                              94
TECHNOLOGY HARDWARE & EQUIPMENT 0.0%
Electrocomponents plc                                    6,546                33

TELECOMMUNICATION SERVICES 1.7%
BT Group plc                                            80,353               509
Cable & Wireless                                        36,730               125
Vodafone Group plc                                     631,518             1,899
                                                                     -----------
                                                                           2,533
TRANSPORTATION 0.1%
BBA Aviation plc                                         7,364                36
British Airways plc *                                    9,672                77
                                                                     -----------
                                                                             113
UTILITIES 0.7%
British Energy Group plc                                 5,810                58
Centrica plc                                            34,909               253
Iberdrola S.A.                                             213                12
International Power plc                                 10,014                83
Kelda Group plc                                          3,040                52
National Grid plc                                       15,718               223
Scottish & Southern Energy plc                           4,868               142
Severn Trent plc                                         2,777                72
United Utilities plc                                     8,473               115
                                                                     -----------
                                                                           1,010
                                                                     -----------
                                                                          27,349
UNITED STATES 0.1%
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIALS 0.0%
NYSE Euronext                                               14                 1

HEALTH CARE EQUIPMENT & SERVICES 0.1%
Synthes, Inc.                                              716                84
                                                                     -----------
                                                                              85
                                                                     -----------
TOTAL COMMON STOCK
(COST $142,758)                                                          140,140
                                                                     -----------

OTHER INVESTMENT COMPANIES 4.0% OF NET ASSETS

UNITED KINGDOM 0.1%
--------------------------------------------------------------------------------
Foreign & Colonial Investment Trust                      6,578                39
The Alliance Trust                                       4,900                36
Witan Investment Trust                                   3,367                32
                                                                     -----------
                                                                             107
UNITED STATES 3.9%
--------------------------------------------------------------------------------
iShares MSCI EAFE Index Fund                            75,000             5,921
                                                                     -----------
TOTAL OTHER INVESTMENT COMPANIES
(COST $6,075)                                                              6,028
                                                                     -----------

PREFERRED STOCK 0.4% OF NET ASSETS

GERMANY 0.3%
--------------------------------------------------------------------------------
AUTOMOBILES & COMPONENTS 0.2%

Porsche AG                                                  62               113
Volkswagen AG                                            1,891               213
                                                                     -----------
                                                                             326
HEALTH CARE EQUIPMENT & SERVICES 0.0%
Fresenius AG                                               716                57

HOUSEHOLD & PERSONAL PRODUCTS 0.1%
Henkel KGaA                                              1,494                80
                                                                     -----------
                                                                             463
ITALY 0.1%
--------------------------------------------------------------------------------
INSURANCE 0.1%
Compagnia Assicuratrice Unipol S.p.A.                   10,031                32

SWITZERLAND 0.0%
--------------------------------------------------------------------------------
CAPITAL GOODS 0.0%
Schindler Holding AG                                       500                32
                                                                     -----------
TOTAL PREFERRED STOCK
(COST $503)                                                                  527
                                                                     -----------

RIGHTS 0.0% OF NET ASSETS

ITALY 0.0%
--------------------------------------------------------------------------------
Compagnia Assicuratrice Unipol
S.p.A. - Ordinary *                                      3,195                --

SCHWAB FUNDAMENTAL INTERNATIONAL LARGE COMPANY INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                     NUMBER OF          VALUE
SECURITY                                               SHARES        ($ X 1,000)
Compagnia Assicuratrice Unipol S.p.A. -
   Preferred *                                          10,031                --
                                                                     -----------
                                                                              --

SWEDEN 0.0%
--------------------------------------------------------------------------------
SSAB Svenskt Stal AB, Series A *                         2,100                 7
SSAB Svenskt Stal AB, Series B *                         1,435                 5
                                                                     -----------
                                                                              12
                                                                     -----------
TOTAL RIGHTS
(COST $--)                                                                    12

SECURITY                                            FACE AMOUNT         VALUE
  RATE, MATURITY DATE                               ($ X 1,000)      ($ X 1,000)
SHORT-TERM INVESTMENT 1.3% OF NET ASSETS

COMMERCIAL PAPER & OTHER OBLIGATIONS 1.3%
--------------------------------------------------------------------------------
Bank of America, London
  Time Deposit
   5.06%, 08/01/07                                       1,879             1,879
                                                                     -----------
TOTAL SHORT-TERM INVESTMENTS
(COST $1,879)                                                              1,879
                                                                     -----------

END OF INVESTMENTS.

At 07/31/07, the tax basis cost of the fund's investments was $151,264, and the unrealized appreciation and depreciation were $3,254 and ($5,932), respectively, with a net unrealized depreciation of ($2,678).

At 07/31/07, the prices of certain foreign securities held by the fund aggregating $133,853, were adjusted from their closing market prices following the guidelines adopted by the fund's Board of Trustees.

* Non-income producing security.

CDI -- CHESS Depository Interest
CVA -- Dutch Certificate
FDR -- Fiduciary Depositary Receipt

SCHWAB CAPITAL TRUST
SCHWAB TARGET 2010 FUND

PORTFOLIO HOLDINGS As of July 31, 2007, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                          COST          VALUE
HOLDINGS BY CATEGORY                                  ($ X 1,000)    ($ X 1,000)
--------------------------------------------------------------------------------
 96.7%  OTHER INVESTMENT COMPANIES                       110,835         117,988
  2.2%  SHORT-TERM INVESTMENT                              2,793           2,793
--------------------------------------------------------------------------------
 98.9%  TOTAL INVESTMENTS                                113,628         120,781
  1.1%  OTHER ASSETS AND LIABILITIES, NET                                  1,292
--------------------------------------------------------------------------------
100.0%  TOTAL NET ASSETS                                                 122,073

                                                      NUMBER OF         VALUE
SECURITY                                               SHARES        ($ X 1,000)
OTHER INVESTMENT COMPANIES 96.7% OF NET ASSETS

EQUITY FUNDS 67.0%
--------------------------------------------------------------------------------
Laudus International MarketMasters Fund, Select
   Shares (a)                                           641,020           15,077
Laudus Rosenberg International Small
   Capitalization Fund, Institutional Shares (a)        965,205           22,914
Laudus Rosenberg U.S. Discovery Fund,
   Institutional Shares (a)                             177,588            3,481
Laudus Rosenberg U.S. Large Capitalization
   Growth Fund, Institutional Shares (a)                606,164            6,225
Schwab Core Equity Fund (a)                           1,061,879           20,420
Schwab Dividend Equity Fund, Select Shares (a)          416,249            6,244
Schwab Global Real Estate Fund, Select Shares
   (a)*                                                 160,000            1,416
Schwab Small-Cap Equity Fund, Select Shares (a)*        331,971            6,045
                                                                     -----------
                                                                          81,822
FIXED-INCOME FUNDS 29.0%
--------------------------------------------------------------------------------
Schwab Total Bond Market Fund (a)                     3,565,148           34,617
Schwab YieldPlus Fund, Select Shares (a)                 80,541              775
                                                                     -----------
                                                                          35,392
MONEY FUNDS 0.7%
--------------------------------------------------------------------------------
Schwab Value Advantage Money Fund, Institutional
   Shares (a)                                           773,912              774
                                                                     -----------
TOTAL OTHER INVESTMENT COMPANIES
(COST $110,835)                                                          117,988
                                                                     -----------

SECURITY                                            FACE AMOUNT         VALUE
  RATE, MATURITY DATE                               ($ X 1,000)      ($ X 1,000)
SHORT-TERM INVESTMENT 2.2% OF NET ASSETS

COMMERCIAL PAPER & OTHER OBLIGATIONS 2.2%
--------------------------------------------------------------------------------
Wells Fargo, Grand Cayman Time Deposit
   5.06%, 08/01/07                                        2,793            2,793
                                                                     -----------
TOTAL SHORT-TERM INVESTMENT
(COST $2,793)                                                              2,793
                                                                     -----------

END OF INVESTMENTS.

At 07/31/07 the tax basis cost of the fund's investments was $113,647 and the unrealized appreciation and depreciation were $7,888 and ($754), respectively, with a net unrealized appreciation of $7,134.

* Non-income producing security.
(a) Issuer is affiliated with the fund's adviser.

SCHWAB CAPITAL TRUST
SCHWAB TARGET 2020 FUND

PORTFOLIO HOLDINGS As of July 31, 2007, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                         COST           VALUE
HOLDINGS BY CATEGORY                                  ($ X 1,000)    ($ X 1,000)
--------------------------------------------------------------------------------
 96.7%  OTHER INVESTMENT COMPANIES                        177,934        188,188
  2.9%  SHORT-TERM INVESTMENT                               5,499          5,499
--------------------------------------------------------------------------------
 99.6%  TOTAL INVESTMENTS                                 183,433        193,687
  0.4%  OTHER ASSETS AND LIABILITIES, NET                                    869
--------------------------------------------------------------------------------
100.0%  TOTAL NET ASSETS                                                 194,556

                                                      NUMBER OF         VALUE
SECURITY                                               SHARES        ($ X 1,000)
OTHER INVESTMENT COMPANIES 96.7% OF NET ASSETS

EQUITY FUNDS 72.4%
--------------------------------------------------------------------------------
Laudus International MarketMasters Fund, Select
   Shares (a)                                           824,668           19,396
Laudus Rosenberg International Small
   Capitalization Fund, Institutional Shares (a)      1,838,288           43,641
Laudus Rosenberg U.S. Discovery Fund,
   Institutional Shares (a)                             269,181            5,276
Laudus Rosenberg U.S. Large Capitalization
   Growth Fund, Institutional Shares (a)              1,062,967           10,917
Schwab Core Equity Fund (a)                           1,712,318           32,928
Schwab Dividend Equity Fund, Select Shares (a)          730,834           10,963
Schwab Global Real Estate Fund, Select Shares
   (a)*                                                 799,605            7,077
Schwab Small-Cap Equity Fund, Select Shares (a)*        582,434           10,606
                                                                     -----------
                                                                         140,804
FIXED-INCOME FUNDS 23.7%
--------------------------------------------------------------------------------
Schwab Total Bond Market Fund (a)                     4,614,126           44,803
Schwab YieldPlus Fund, Select Shares (a)                134,211            1,291
                                                                     -----------
                                                                          46,094
MONEY FUNDS 0.6%
--------------------------------------------------------------------------------
Schwab Value Advantage Money Fund, Institutional
   Shares (a)                                         1,290,448            1,290
                                                                     -----------
TOTAL OTHER INVESTMENT COMPANIES
(COST $177,934)                                                          188,188
                                                                     -----------

SECURITY                                            FACE AMOUNT         VALUE
  RATE, MATURITY DATE                               ($ X 1,000)      ($ X 1,000)
SHORT-TERM INVESTMENT 2.9% OF NET ASSETS

COMMERCIAL PAPER & OTHER OBLIGATIONS 2.9%
--------------------------------------------------------------------------------
Wells Fargo, Grand Cayman Time Deposit
   5.06%, 08/01/07                                        5,499            5,499
                                                                     -----------
TOTAL SHORT-TERM INVESTMENT
(COST $5,499)                                                              5,499
                                                                     -----------

END OF INVESTMENTS.

At 07/31/07 the tax basis cost of the fund's investments was $183,433 and the unrealized appreciation and depreciation were $11,670 and ($1,416), respectively, with a net unrealized appreciation of $10,254.

* Non-income producing security.
(a) Issuer is affiliated with the fund's adviser.

SCHWAB CAPITAL TRUST
SCHWAB TARGET 2030 FUND

PORTFOLIO HOLDINGS As of July 31, 2007, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                       COST             VALUE
HOLDINGS BY CATEGORY                                ($ X 1,000)      ($ X 1,000)
--------------------------------------------------------------------------------
  98.4%  OTHER INVESTMENT COMPANIES                     129,961          137,364
   0.6%  SHORT-TERM INVESTMENT                              830              830
--------------------------------------------------------------------------------
  99.0%  TOTAL INVESTMENTS                              130,791          138,194
   1.0%  OTHER ASSETS AND LIABILITIES, NET                                 1,401
--------------------------------------------------------------------------------
 100.0%  TOTAL NET ASSETS                                                139,595

                                                      NUMBER OF         VALUE
SECURITY                                               SHARES        ($ X 1,000)
OTHER INVESTMENT COMPANIES  98.4% OF NET ASSETS

EQUITY FUNDS 80.3%
--------------------------------------------------------------------------------
Laudus International MarketMasters Fund, Select
   Shares (a)                                           865,906           20,366
Laudus Rosenberg International Small
   Capitalization Fund, Institutional Shares (a)      1,285,960           30,529
Laudus Rosenberg U.S. Discovery Fund,
   Institutional Shares (a)                             236,611            4,638
Laudus Rosenberg U.S. Large Capitalization
   Growth Fund, Institutional Shares (a)                749,326            7,696
Schwab Core Equity Fund (a)                           1,497,526           28,797
Schwab Dividend Equity Fund, Select Shares (a)          513,079            7,696
Schwab Global Real Estate Fund, Select Shares
   (a)*                                                 360,000            3,186
Schwab Small-Cap Equity Fund, Select Shares (a)*        501,131            9,126
                                                                     -----------
                                                                         112,034
FIXED-INCOME FUNDS 17.5%
--------------------------------------------------------------------------------
Schwab Total Bond Market Fund (a)                     2,420,779           23,506
Schwab YieldPlus Fund, Select Shares (a)                 94,864              912
                                                                     -----------
                                                                          24,418
MONEY FUNDS 0.6%
--------------------------------------------------------------------------------
Schwab Value Advantage Money Fund, Institutional
   Shares (a)                                           912,474              912
                                                                     -----------
TOTAL OTHER INVESTMENT COMPANIES
(COST $129,961)                                                          137,364
                                                                     -----------

SECURITY                                            FACE AMOUNT         VALUE
  RATE, MATURITY DATE                               ($ X 1,000)      ($ X 1,000)
SHORT-TERM INVESTMENT  0.6% OF NET ASSETS

COMMERCIAL PAPER & OTHER OBLIGATIONS  0.6%
--------------------------------------------------------------------------------
Wells Fargo, Grand Cayman
   Time Deposit
   5.06%, 08/01/07                                          830              830
                                                                     -----------
TOTAL SHORT-TERM INVESTMENT
(COST $830)                                                                  830
                                                                     -----------

END OF INVESTMENTS.

At 07/31/07 the tax basis cost of the fund's investments was $130,791 and the unrealized appreciation and depreciation were $8,076 and ($673), respectively, with a net unrealized appreciation of $7,403.

* Non-income producing security.
(a) Issuer is affiliated with the fund's adviser.

SCHWAB CAPITAL TRUST
SCHWAB TARGET 2040 FUND

PORTFOLIO HOLDINGS As of July 31, 2007, (Unaudited)

The following are the portfolio holdings as of the report date.
For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                  COST                  VALUE
HOLDINGS BY CATEGORY                           ($ X 1,000)           ($ X 1,000)
--------------------------------------------------------------------------------
     98.1%   OTHER INVESTMENT
             COMPANIES                              91,485                95,940
      1.0%   SHORT-TERM
             INVESTMENT                                973                   973
--------------------------------------------------------------------------------
     99.1%   TOTAL INVESTMENTS                      92,458                96,913
      0.9%   OTHER ASSETS AND
             LIABILITIES, NET                                                882
--------------------------------------------------------------------------------
    100.0%   TOTAL NET ASSETS                                             97,795

                                                     NUMBER OF          VALUE
SECURITY                                               SHARES        ($ X 1,000)
OTHER INVESTMENT COMPANIES 98.1% OF NET ASSETS

EQUITY FUNDS 88.6%
--------------------------------------------------------------------------------
Laudus International
  MarketMasters Fund, Select
  Shares (a)                                           510,685            12,011
Laudus Rosenberg
  International Small
  Capitalization Fund,
  Institutional Shares (a)                           1,112,807            26,418
Laudus Rosenberg U.S.
  Discovery Fund,
  Institutional Shares (a)                             181,778             3,563
Laudus Rosenberg U.S. Large
  Capitalization Growth Fund,
  Institutional Shares (a)                             540,941             5,556
Schwab Core Equity Fund (a)                          1,190,306            22,890
Schwab Dividend Equity Fund,
  Select Shares (a)                                    368,939             5,534
Schwab Global Real Estate Fund,
  Select Shares (a)*                                   476,825             4,220
Schwab Small-Cap Equity Fund,
  Select Shares (a)*                                   353,102             6,430
                                                                    ------------
                                                                          86,622

FIXED-INCOME FUNDS 8.9%
--------------------------------------------------------------------------------
Schwab Total Bond Market Fund (a)                      839,362             8,150
Schwab YieldPlus Fund, Select
  Shares (a)                                            60,572               583
                                                                    ------------
                                                                           8,733

MONEY FUNDS 0.6%
--------------------------------------------------------------------------------
Schwab Value Advantage Money
  Fund, Institutional Shares (a)                       585,471               585
                                                                    ------------
TOTAL OTHER INVESTMENT COMPANIES
(COST $91,485)                                                            95,940
                                                                    ------------

SECURITY                                           FACE AMOUNT          VALUE
         RATE, MATURITY DATE                       ($ X 1,000)       ($ X 1,000)
SHORT-TERM INVESTMENT 1.0% OF NET ASSETS

COMMERCIAL PAPER & OTHER OBLIGATIONS 1.0%
--------------------------------------------------------------------------------
Wells Fargo, Grand Cayman
  Time Deposit
  5.06%, 08/01/07                                          973               973
                                                                    ------------
TOTAL SHORT-TERM INVESTMENT
(COST $973)                                                                  973
                                                                    ------------

END OF INVESTMENTS.

At 07/31/07 the tax basis cost of the fund's investments was $92,458, and the unrealized appreciation and depreciation were $5,048, and ($593), respectively, with a net unrealized appreciation of $4,455.

* Non-income producing security.
(a) Issuer is affiliated with the fund's adviser.

SCHWAB CAPITAL TRUST
SCHWAB RETIREMENT INCOME FUND

PORTFOLIO HOLDINGS As of July 31, 2007, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                        COST            VALUE
HOLDINGS BY CATEGORY                                ($ X 1,000)      ($ X 1,000)
--------------------------------------------------------------------------------
 95.9%  OTHER INVESTMENT COMPANIES                       59,462           60,137
  3.3%  SHORT-TERM INVESTMENTS                            2,094            2,094
--------------------------------------------------------------------------------
 99.2%  TOTAL INVESTMENTS                                61,556           62,231
  0.8%  OTHER ASSETS AND LIABILITIES, NET                                    476
--------------------------------------------------------------------------------
100.0%  TOTAL NET ASSETS                                                  62,707

                                                      NUMBER OF         VALUE
SECURITY                                               SHARES        ($ X 1,000)
OTHER INVESTMENT COMPANIES  95.9% OF NET ASSETS

EQUITY FUNDS 20.6%
--------------------------------------------------------------------------------
Laudus International MarketMasters Fund, Select
   Shares (a)                                           145,785            3,429
Schwab Dividend Equity Fund, Select Shares (a)          631,219            9,468
                                                                     -----------
                                                                          12,897
FIXED-INCOME FUNDS 70.9%
--------------------------------------------------------------------------------
Schwab Total Bond Market Fund (a)                     3,043,594           29,553
Schwab YieldPlus Fund, Select Shares (a)              1,549,984           14,911
                                                                     -----------
                                                                          44,464
MONEY FUNDS 4.4%
--------------------------------------------------------------------------------
Schwab Value Advantage Money Fund, Institutional
   Shares (a)                                         2,776,350            2,776
                                                                     -----------
TOTAL OTHER INVESTMENT COMPANIES
(COST $59,462)                                                            60,137
                                                                     -----------

SECURITY                                            FACE AMOUNT         VALUE
  RATE, MATURITY DATE                               ($ X 1,000)      ($ X 1,000)
SHORT-TERM INVESTMENTS  3.3% OF NET ASSETS

COMMERCIAL PAPER & OTHER OBLIGATIONS  3.3%
--------------------------------------------------------------------------------
Bank of America, London
   Time Deposit
   5.06%, 08/01/07                                          224              224
Wells Fargo, Grand Cayman
   Time Deposit
   5.06%, 08/01/07                                        1,870            1,870
                                                                     -----------
                                                                           2,094
                                                                     -----------
TOTAL SHORT-TERM INVESTMENT
(COST $2,094)                                                              2,094
                                                                     -----------

END OF INVESTMENTS.

At 07/31/07 the tax basis cost of the fund's investments was $61,560, and the unrealized appreciation and depreciation were $1,245, and ($574), respectively, with a net unrealized appreciation of $671.

(a) Issuer is affiliated with the fund's adviser.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of Registrant's disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant's Chief Executive Officer, Randall W. Merk and Registrant's Principal Financial Officer, George Pereira, have concluded that Registrant's disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant's officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b) During Registrant's last fiscal quarter, there have been no changes in Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for Registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant )  Schwab Capital Trust
               --------------------
By:   /s/ Randall W. Merk
      -------------------------
      Randall W. Merk
      Chief Executive Officer

Date: September 17, 2007
      ------------------
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Randall W. Merk
      -------------------------
      Randall W. Merk
      Chief Executive Officer

Date: September 17, 2007
      ------------------

By:   /s/ George Pereira
      ---------------------------
      George Pereira
      Principal Financial Officer

Date: September 17, 2007
      ------------------